UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: October 31, 2015

Date of reporting period: November 1, 2014 through April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

April 30, 2015 (Unaudited)

Nationwide Mutual Funds

Index Funds

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

`

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%; utilities, down 1.1%; and industrials, up 2.05%.

Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

2

Fund Overview	Nationwide Bond Index Fund

Asset Allocation†

U.S. Treasury Notes	30.6%
U.S. Government Mortgage Backed Agencies	28.1%
Corporate Bonds	24.1%
Mutual Funds	10.2%
U.S. Treasury Bonds	5.7%
Sovereign Bonds	3.7%
U.S. Government Sponsored & Agency Obligations	2.6%
Commercial Mortgage Backed Securities	1.7%
Municipal Bonds	1.0%
Asset-Backed Securities	0.5%
Yankee Dollars	0.4%
Repurchase Agreement	0.2%
Liabilities in excess of other assets††	(8.8)%
100.0%

Top Industries†††

Banks	3.9%
Oil, Gas & Consumable Fuels	1.9%
Electric Utilities	1.5%
Capital Markets	1.1%
Media	1.0%
Diversified Telecommunication Services	1.0%
Gas Utilities	1.0%
Pharmaceuticals	0.9%
Health Care Providers & Services	0.8%
Insurance	0.8%
Other Industries*	86.1%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class	9.3%
U.S. Treasury Notes, 0.63%, 02/15/17	3.7%
U.S. Treasury Notes, 0.38%, 10/31/16	1.5%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 4.00%, 05/15/45	1.4%
Federal National Mortgage Association Pool TBA, 4.00%, 05/25/45	1.3%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 3.50%, 05/15/45	1.1%
Federal National Mortgage Association Pool TBA, 3.50%, 05/25/45	1.1%
U.S. Treasury Notes, 1.00%, 02/15/18	1.1%
Government National Mortgage Association II Pool TBA, 3.00%, 05/15/45	0.9%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 4.50%, 05/15/45	0.9%
Other Holdings*	77.7%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

3

Shareholder Expense Example	Nationwide Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Index Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,018.20	3.30	0.66
	Hypothetical	(a)(b)	1,000.00	1,021.52	3.31	0.66
Class C Shares	Actual	(a)	1,000.00	1,014.80	6.64	1.33
	Hypothetical	(a)(b)	1,000.00	1,018.20	6.66	1.33
Institutional Class Shares	Actual	(a)	1,000.00	1,019.40	1.25	0.25
	Hypothetical	(a)(b)	1,000.00	1,023.55	1.25	0.25

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value

Automobiles 0.2%
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	$1,700,000	$1,703,135
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	1,000,000	998,085

		2,701,220

Credit Card 0.3%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	2,191,000	2,421,899
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	616,183

		3,038,082

Total Asset-Backed Securities (cost $5,737,861)		5,739,302

Commercial Mortgage Backed Securities 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	1,516,866	1,608,417
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	717,597
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	530,160
COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	820,269
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.96%, 05/15/46 (a)	430,965	462,679
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	100,000	112,493
Series K004, Class A1, 3.41%, 05/25/19	272,996	286,038
Series K006, Class A1, 3.40%, 07/25/19	187,704	196,612
Series K014, Class A1, 2.79%, 10/25/20	67,879	70,525
Series K020, Class A2, 2.37%, 05/25/22	600,000	605,161

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (continued)
Series K026, Class A2, 2.51%, 11/25/22	$200,000	$202,824
Series K031, Class A2, 3.30%, 04/25/23 (a)	100,000	106,523
Series K033, Class A2, 3.06%, 07/25/23 (a)	100,000	104,711
Series K037, Class A2, 3.49%, 01/25/24	200,000	215,420
Series K038, Class A1, 2.60%, 10/25/23	191,639	197,841
Series K038, Class A2, 3.39%, 03/25/24	800,000	854,989
Series K713, Class A2, 2.31%, 03/25/20	500,000	513,846
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	150,000	154,820
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3, 5.34%, 05/15/47	1,959,142	2,046,056
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	300,000	317,489
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	661,593
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.08%, 08/12/49 (a)	857,000	926,837
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class ASB, 3.91%, 07/15/46 (a)	1,356,000	1,468,069
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,326,957
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,601,192
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.15%, 02/15/51 (a)	1,384,426	1,462,863
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	515,575

Total Commercial Mortgage Backed Securities (cost $16,872,021)		18,087,556

5

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds 24.1%

	Principal Amount	Market Value

Aerospace & Defense 0.3%
Boeing Capital Corp., 4.70%, 10/27/19	$250,000	$281,139
Boeing Co. (The), 4.88%, 02/15/20	200,000	228,496
3.30%, 03/01/35	65,000	63,053
General Dynamics Corp., 3.88%, 07/15/21	150,000	162,685
L-3 Communications Corp., 4.95%, 02/15/21	250,000	272,497
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	499,736
3.60%, 03/01/35	55,000	53,921
4.07%, 12/15/42	191,000	193,835
Northrop Grumman Corp., 4.75%, 06/01/43	250,000	268,840
Raytheon Co., 6.40%, 12/15/18	144,000	167,997
3.13%, 10/15/20	250,000	262,555
3.15%, 12/15/24	75,000	77,143
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	78,794
United Technologies Corp., 6.13%, 07/15/38	150,000	195,557
4.50%, 06/01/42	500,000	532,449

		3,338,697

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	228,960	249,841
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	216,209	233,505
Southwest Airlines Co., 5.13%, 03/01/17	103,000	109,968
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	244,225	263,153

		856,467

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25	70,000	71,089
Delphi Corp., 4.15%, 03/15/24	150,000	158,844
Johnson Controls, Inc., 1.40%, 11/02/17	500,000	498,198
4.25%, 03/01/21	100,000	108,057

		836,188

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles 0.4%
American Honda Finance Corp., 2.25%, 08/15/19	$500,000	$507,509
Ford Motor Co., 7.45%, 07/16/31	350,000	475,127
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	500,000	502,552
1.50%, 01/17/17	250,000	250,446
5.88%, 08/02/21	250,000	292,130
3.22%, 01/09/22	500,000	508,512
3.66%, 09/08/24	250,000	255,320
Toyota Motor Credit Corp., 1.45%, 01/12/18	500,000	503,243
2.10%, 01/17/19	350,000	355,530
2.13%, 07/18/19	350,000	354,685

		4,005,054

Banks 4.3%
Abbey National Treasury Services PLC, 2.38%, 03/16/20	250,000	251,628
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	250,000	250,765
Banco do Brasil SA, 3.88%, 10/10/22	300,000	283,650
Bank of America Corp., 5.63%, 10/14/16	440,000	466,840
3.88%, 03/22/17	500,000	522,617
1.70%, 08/25/17	1,250,000	1,255,125
2.00%, 01/11/18	300,000	301,964
5.63%, 07/01/20	250,000	286,225
5.70%, 01/24/22	250,000	289,748
4.10%, 07/24/23	250,000	262,981
4.00%, 01/22/25	500,000	495,573
4.25%, 10/22/26	645,000	646,394
5.88%, 02/07/42	250,000	308,509
5.00%, 01/21/44	400,000	441,621
Bank of America NA, 6.00%, 06/15/16	205,000	215,384
5.30%, 03/15/17	500,000	532,656
Bank of Montreal, 1.30%, 07/15/16	500,000	503,453
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	450,000	458,760
2.30%, 09/11/19	500,000	507,280
Series G, 3.00%, 02/24/25	105,000	105,343
Bank One Corp., 8.00%, 04/29/27	202,000	272,193
Barclays Bank PLC, 5.14%, 10/14/20	250,000	276,571
Barclays PLC, 2.75%, 11/08/19	500,000	505,790
3.65%, 03/16/25	200,000	197,351

6

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
BB&T Corp., 2.15%, 03/22/17	$400,000	$407,252
2.45%, 01/15/20	300,000	303,363
BNP Paribas SA, 2.70%, 08/20/18	500,000	514,899
4.25%, 10/15/24	250,000	255,348
BPCE SA, 4.00%, 04/15/24	250,000	262,666
Branch Banking & Trust Co., 1.45%, 10/03/16	250,000	252,041
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	500,000	503,716
Capital One Financial Corp., 3.75%, 04/24/24	100,000	103,396
Capital One NA, 1.65%, 02/05/18	750,000	746,314
2.40%, 09/05/19	250,000	250,978
Citigroup, Inc., 6.13%, 11/21/17	500,000	554,492
2.40%, 02/18/20	500,000	500,268
3.38%, 03/01/23	350,000	352,969
3.88%, 10/25/23	350,000	364,087
3.75%, 06/16/24	300,000	309,925
3.30%, 04/27/25	155,000	153,492
5.50%, 09/13/25	250,000	279,819
4.30%, 11/20/26	700,000	708,524
6.63%, 06/15/32	232,000	283,607
5.88%, 02/22/33	82,000	93,251
Commonwealth Bank of Australia, 1.90%, 09/18/17	250,000	254,028
2.30%, 03/12/20	250,000	252,146
Compass Bank, 3.88%, 04/10/25	250,000	244,329
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	250,000	259,935
2.25%, 01/14/20	500,000	504,049
5.25%, 05/24/41	125,000	146,751
5.75%, 12/01/43	250,000	300,288
Credit Suisse, 2.30%, 05/28/19	250,000	251,618
3.00%, 10/29/21	500,000	506,553
Discover Bank, 7.00%, 04/15/20	300,000	354,225
Fifth Third Bancorp, 3.50%, 03/15/22	300,000	312,457
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	613,500
HSBC Holdings PLC, 4.00%, 03/30/22	500,000	535,151
4.25%, 03/14/24	250,000	260,759
HSBC USA, Inc., 1.63%, 01/16/18	500,000	501,989
2.63%, 09/24/18	250,000	257,169
2.38%, 11/13/19	350,000	352,582

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	$250,000	$256,297
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	210,237
JPMorgan Chase & Co., 3.15%, 07/05/16	400,000	410,286
2.20%, 10/22/19	500,000	499,942
2.25%, 01/23/20	1,250,000	1,246,499
4.63%, 05/10/21	500,000	554,054
3.38%, 05/01/23	250,000	249,377
3.63%, 05/13/24	350,000	360,305
3.13%, 01/23/25	250,000	246,670
4.13%, 12/15/26	250,000	254,481
5.60%, 07/15/41	350,000	419,164
4.85%, 02/01/44	250,000	277,373
JPMorgan Chase Bank NA, 6.00%, 07/05/17	530,000	581,086
KeyBank NA, 2.50%, 12/15/19	250,000	254,451
KeyCorp, 5.10%, 03/24/21	150,000	169,618
Korea Finance Corp., 4.63%, 11/16/21	200,000	225,948
Kreditanstalt fuer Wiederaufbau, 2.00%, 06/01/16	500,000	508,502
4.38%, 03/15/18	800,000	875,608
1.00%, 06/11/18	1,000,000	997,682
2.75%, 09/08/20	550,000	581,415
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	645,935
Lloyds Bank PLC, 2.40%, 03/17/20	250,000	252,377
Lloyds Banking Group PLC, 4.50%, 11/04/24	250,000	256,300
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	499,034
National Australia Bank Ltd., 1.30%, 07/25/16	250,000	251,528
PNC Bank NA, 2.95%, 01/30/23	350,000	348,890
3.30%, 10/30/24	250,000	257,020
PNC Funding Corp., 5.13%, 02/08/20	400,000	454,650
Royal Bank of Canada, 1.40%, 10/13/17	315,000	315,957
2.20%, 07/27/18	500,000	510,129
2.15%, 03/06/20	250,000	251,260
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	259,876
2.65%, 04/17/20	150,000	149,085
State Street Corp., 4.38%, 03/07/21	300,000	335,516
3.30%, 12/16/24	155,000	158,648

7

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	$500,000	$503,351
2.45%, 01/16/20	250,000	252,853
SunTrust Banks, Inc., 3.50%, 01/20/17	350,000	362,983
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	255,841
1.40%, 04/30/18	250,000	250,264
US Bancorp, 1.65%, 05/15/17	350,000	354,995
4.13%, 05/24/21	100,000	110,121
3.60%, 09/11/24	250,000	259,265
US Bank NA, 2.13%, 10/28/19	500,000	505,093
Wells Fargo & Co., 3.68%, 06/15/16 (b)	550,000	567,911
5.13%, 09/15/16	144,000	151,932
1.50%, 01/16/18	750,000	752,891
2.15%, 01/15/19	500,000	506,174
Series N, 2.15%, 01/30/20	1,000,000	999,867
3.00%, 01/22/21	500,000	514,766
3.00%, 02/19/25	260,000	256,387
5.38%, 02/07/35	118,000	139,101
5.61%, 01/15/44	483,000	562,027
3.90%, 05/01/45	250,000	242,225
Westpac Banking Corp., 2.25%, 07/30/18	500,000	510,594

		44,930,198

Beverages 0.4%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	182,444
6.00%, 11/01/41	103,000	126,573
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44	350,000	380,482
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	227,377
2.50%, 07/15/22	250,000	246,490
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	212,922
3.20%, 11/01/23	400,000	416,135
Diageo Capital PLC, 1.13%, 04/29/18	350,000	347,616
Diageo Investment Corp., 2.88%, 05/11/22	500,000	504,700
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	258,896
Molson Coors Brewing Co., 3.50%, 05/01/22 (c)	250,000	256,622
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	202,433
PepsiCo, Inc., 1.85%, 04/30/20	250,000	248,550
3.13%, 11/01/20	200,000	211,185

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
3.60%, 03/01/24	$250,000	$265,425
3.60%, 08/13/42	300,000	282,998

		4,370,848

Biotechnology 0.3%
Amgen, Inc., 2.30%, 06/15/16	200,000	202,958
3.45%, 10/01/20	200,000	211,076
3.63%, 05/22/24	400,000	416,824
6.40%, 02/01/39	300,000	377,955
5.15%, 11/15/41	250,000	270,310
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	109,221
Celgene Corp., 3.25%, 08/15/22	200,000	204,546
4.63%, 05/15/44	150,000	153,587
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	103,320
2.05%, 04/01/19	500,000	507,101
4.50%, 04/01/21	100,000	112,655
3.70%, 04/01/24	150,000	157,767
3.50%, 02/01/25	145,000	150,383
4.50%, 02/01/45	250,000	263,362

		3,241,065

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	114,798
4.00%, 10/15/23	250,000	268,604
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	267,279
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	153,282
Credit Suisse USA, Inc., 5.85%, 08/16/16	300,000	319,027
7.13%, 07/15/32	195,000	267,826
Deutsche Bank AG, 1.88%, 02/13/18	650,000	651,591
4.30%, 05/24/28 (a)	250,000	242,818
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	252,558
Goldman Sachs Group, Inc. (The), 2.90%, 07/19/18	500,000	515,253
2.55%, 10/23/19	500,000	505,644
Series D, 6.00%, 06/15/20	500,000	579,230
5.75%, 01/24/22	250,000	290,127
4.00%, 03/03/24	250,000	261,428
3.50%, 01/23/25	750,000	750,227
6.13%, 02/15/33	200,000	249,576
6.75%, 10/01/37	450,000	565,248
4.80%, 07/08/44	250,000	265,735
Jefferies Group LLC, 6.88%, 04/15/21	250,000	284,249

8

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Lazard Group LLC, 3.75%, 02/13/25	$350,000	$340,863
Morgan Stanley, 4.75%, 03/22/17	500,000	530,704
2.13%, 04/25/18	250,000	252,024
2.50%, 01/24/19	350,000	355,008
7.30%, 05/13/19	400,000	475,013
2.65%, 01/27/20	1,000,000	1,011,419
5.50%, 07/28/21	150,000	172,884
4.10%, 05/22/23	350,000	359,027
3.70%, 10/23/24	500,000	511,404
4.35%, 09/08/26	250,000	254,682
3.95%, 04/23/27	250,000	245,415
7.25%, 04/01/32	226,000	307,469
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	252,736
3.63%, 04/01/25	250,000	260,333
UBS AG, 5.88%, 07/15/16	400,000	422,014
5.88%, 12/20/17	250,000	277,034
2.35%, 03/26/20	250,000	251,118

		13,083,647

Chemicals 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	250,132
Albemarle Corp., 5.45%, 12/01/44	200,000	211,936
CF Industries, Inc., 3.45%, 06/01/23	200,000	200,755
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	162,157
3.50%, 10/01/24	250,000	254,006
4.38%, 11/15/42	350,000	343,634
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	265,000	283,624
4.90%, 01/15/41	200,000	221,506
Eastman Chemical Co., 3.60%, 08/15/22	250,000	258,224
3.80%, 03/15/25	215,000	221,717
Ecolab, Inc., 2.25%, 01/12/20	135,000	135,401
4.35%, 12/08/21	100,000	109,883
Lubrizol Corp., 6.50%, 10/01/34	103,000	136,011
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	470,148
4.63%, 02/26/55	100,000	96,374
Monsanto Co., 2.75%, 07/15/21	500,000	509,931
4.20%, 07/15/34	70,000	72,854
3.95%, 04/15/45	150,000	143,129
Mosaic Co. (The), 5.45%, 11/15/33	250,000	282,410

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	$250,000	$246,912
Praxair, Inc., 4.05%, 03/15/21	150,000	164,172

		4,774,916

Commercial Services & Supplies 0.2%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	288,996
GATX Corp., 2.38%, 07/30/18	250,000	252,780
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	221,829
Northwestern University, 3.87%, 12/01/48	100,000	100,390
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	66,345
Princeton University, 5.70%, 03/01/39	200,000	265,220
Republic Services, Inc., 5.25%, 11/15/21	350,000	399,426
3.20%, 03/15/25	250,000	249,660
Waste Management, Inc., 3.90%, 03/01/35	90,000	89,618

		1,934,264

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	375,349
5.50%, 01/15/40	250,000	295,959
Harris Corp., 4.85%, 04/27/35	55,000	55,229
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	150,389
7.50%, 05/15/25	144,000	179,402
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	160,269

		1,216,597

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	108,402

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	465,000	494,750

Consumer Finance 0.2%
American Express Co., 6.15%, 08/28/17	125,000	138,475
3.63%, 12/05/24	500,000	506,390
6.80%, 09/01/66 (a)	110,000	115,500

9

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
American Express Credit Corp., 1.13%, 06/05/17	$250,000	$249,907
1.55%, 09/22/17	750,000	753,885
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	251,339
Synchrony Financial, 4.25%, 08/15/24	250,000	258,607

		2,274,103

Diversified Financial Services 0.6%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	69,698
Associates Corp. of North America, 6.95%, 11/01/18	236,000	274,279
AXA Financial, Inc., 7.00%, 04/01/28	92,000	117,502
CME Group, Inc., 3.00%, 03/15/25	250,000	251,229
General Electric Capital Corp., 5.40%, 02/15/17	415,000	447,718
5.63%, 09/15/17	550,000	606,915
1.60%, 11/20/17	500,000	505,959
5.63%, 05/01/18	500,000	562,036
2.20%, 01/09/20	250,000	253,365
5.30%, 02/11/21	250,000	289,508
Series A, 6.75%, 03/15/32	367,000	504,733
6.15%, 08/07/37	500,000	668,954
5.88%, 01/14/38	150,000	194,850
6.88%, 01/10/39	100,000	144,901
6.38%, 11/15/67 (a)	150,000	163,875
Moody’s Corp., 4.50%, 09/01/22	100,000	108,394
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	243,350
Murray Street Investment Trust I, 4.65%, 03/09/17 (b)	500,000	528,919
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	400,000	432,598
Series C, 8.00%, 03/01/32	111,000	161,667
Western Union Co. (The), 6.20%, 11/17/36	100,000	100,700

		6,631,150

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.40%, 08/15/16	250,000	254,037
2.38%, 11/27/18	300,000	304,222
2.45%, 06/30/20	750,000	749,159
3.90%, 03/11/24 (c)	500,000	520,937
4.50%, 05/15/35	310,000	303,554
6.55%, 02/15/39	310,000	377,817
5.35%, 09/01/40	275,000	289,095

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
4.30%, 12/15/42	$417,000	$381,651
4.80%, 06/15/44	150,000	147,892
British Telecommunications PLC, 2.35%, 02/14/19	500,000	508,103
9.63%, 12/15/30	191,000	309,180
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	158,230
Embarq Corp., 8.00%, 06/01/36	150,000	177,000
France Telecom SA, 9.00%, 03/01/31	133,000	200,788
GTE Corp., 6.94%, 04/15/28	103,000	130,413
Orange SA, 2.75%, 02/06/19	500,000	516,461
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	567,625
4.57%, 04/27/23	200,000	218,187
Verizon Communications, Inc., 1.35%, 06/09/17	1,000,000	999,420
3.65%, 09/14/18	250,000	264,761
3.50%, 11/01/24	500,000	505,896
6.40%, 09/15/33	500,000	608,576
4.40%, 11/01/34	850,000	834,636
5.85%, 09/15/35	82,000	95,263
3.85%, 11/01/42	250,000	223,400
6.55%, 09/15/43	750,000	938,411
4.52%, 09/15/48 (d)	250,000	236,666
5.01%, 08/21/54	150,000	148,117
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	704,938

		11,674,435

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	276,000	346,982
4.15%, 08/15/44	150,000	158,571
Ameren Illinois Co., 2.70%, 09/01/22	350,000	352,792
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	176,136
Arizona Public Service Co., 5.50%, 09/01/35	150,000	183,681
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	122,931
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	778,477
5.15%, 11/15/43	250,000	292,536
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	238,153
Commonwealth Edison Co., 3.10%, 11/01/24	500,000	512,932

10

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	$500,000	$563,681
3.30%, 12/01/24	350,000	362,938
Series 03-A, 5.88%, 04/01/33	82,000	100,442
5.70%, 06/15/40	150,000	187,657
Delmarva Power & Light Co., 4.00%, 06/01/42	250,000	256,169
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	112,169
3.63%, 12/01/24	250,000	257,371
Series B, 5.95%, 06/15/35	174,000	209,723
DTE Electric Co., 3.65%, 03/15/24	250,000	266,636
3.70%, 03/15/45	180,000	178,202
DTE Energy Co., 6.35%, 06/01/16	287,000	303,769
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	555,019
Duke Energy Corp., 3.05%, 08/15/22	200,000	204,120
3.75%, 04/15/24	500,000	531,834
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	107,962
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	58,596
Entergy Corp., 5.13%, 09/15/20	300,000	332,059
Exelon Corp., 5.63%, 06/15/35	250,000	290,925
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	253,965
5.75%, 10/01/41	150,000	169,527
Florida Power & Light Co.,
5.85%, 02/01/33	70,000	88,698
5.95%, 10/01/33	53,000	68,892
5.40%, 09/01/35	90,000	111,927
5.65%, 02/01/37	200,000	255,763
Florida Power Corp.,
5.90%, 03/01/33	247,000	310,184
Great Plains Energy, Inc.,
4.85%, 06/01/21	100,000	110,853
Hydro Quebec,
Series GF, 8.88%, 03/01/26	109,000	162,072
LG&E and KU Energy LLC,
3.75%, 11/15/20	500,000	529,649
MidAmerican Energy Co.,
5.80%, 10/15/36	200,000	257,239
Nevada Power Co.,
5.45%, 05/15/41	100,000	123,599
Nisource Finance Corp.,
5.95%, 06/15/41	150,000	187,900

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Northeast Utilities,
1.45%, 05/01/18	$500,000	$498,055
Series H, 3.15%, 01/15/25	125,000	125,039
Ohio Power Co.,
Series K, 6.00%, 06/01/16	349,000	366,721
Series G, 6.60%, 02/15/33	164,000	214,753
Oncor Electric Delivery Co. LLC,
5.30%, 06/01/42	150,000	181,986
Pacific Gas & Electric Co.,
3.25%, 06/15/23	500,000	512,371
5.80%, 03/01/37	150,000	187,266
6.25%, 03/01/39	100,000	130,296
4.60%, 06/15/43	250,000	274,452
PacifiCorp,
5.25%, 06/15/35	123,000	146,169
PPL Capital Funding, Inc.,
5.00%, 03/15/44	250,000	285,643
Progress Energy, Inc.,
7.75%, 03/01/31	164,000	231,483
Public Service Co. of Colorado,
3.60%, 09/15/42	200,000	194,865
Public Service Electric & Gas Co.,
3.05%, 11/15/24	250,000	255,988
3.95%, 05/01/42	200,000	205,974
Puget Sound Energy, Inc.,
5.48%, 06/01/35	103,000	127,262
San Diego Gas & Electric Co.,
3.95%, 11/15/41	150,000	155,509
Scottish Power Ltd.,
5.81%, 03/15/25	82,000	94,673
South Carolina Electric & Gas Co.,
6.05%, 01/15/38	200,000	257,915
Southern California Edison Co.,
Series B, 2.40%, 02/01/22	250,000	249,136
6.00%, 01/15/34	123,000	160,517
Series 05-B, 5.55%, 01/15/36	164,000	206,474
Southern Co. (The),
1.95%, 09/01/16	250,000	253,647
Tampa Electric Co.,
5.40%, 05/15/21	250,000	290,824
Virginia Electric and Power Co.,
Series D, 4.65%, 08/15/43	250,000	282,047
Wisconsin Electric Power Co.,
2.95%, 09/15/21	250,000	258,907
5.63%, 05/15/33	41,000	51,436
Wisconsin Power & Light Co.,
4.10%, 10/15/44	250,000	261,710
Xcel Energy, Inc.,
5.61%, 04/01/17	173,000	187,848
6.50%, 07/01/36	123,000	167,461

		17,489,158

11

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electrical Equipment 0.2%
Energizer Holdings, Inc.,
4.70%, 05/19/21	$75,000	$79,576
Honeywell International, Inc.,
5.30%, 03/01/18	500,000	556,812
PerkinElmer, Inc.,
5.00%, 11/15/21	100,000	110,211
Precision Castparts Corp.,
1.25%, 01/15/18	175,000	174,474
Thermo Fisher Scientific, Inc.,
3.60%, 08/15/21	250,000	261,833
4.15%, 02/01/24	500,000	534,453

		1,717,359

Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc.,
4.50%, 03/01/23	100,000	103,861
Avnet Inc,
5.88%, 06/15/20	250,000	281,384
Koninklijke Philips Electronics NV,
5.00%, 03/15/42	200,000	216,447

		601,692

Energy Equipment & Services 0.1%
Baker Hughes, Inc.,
3.20%, 08/15/21	250,000	257,013
Halliburton Co.,
6.70%, 09/15/38	250,000	330,267
National Oilwell Varco, Inc.,
3.95%, 12/01/42	100,000	91,941
Plains Exploration & Production Co.,
6.63%, 05/01/21	130,000	137,475
Weatherford International Ltd.,
5.95%, 04/15/42	250,000	227,877

		1,044,573

Food & Staples Retailing 0.3%
CVS Health Corp.,
3.38%, 08/12/24	500,000	515,282
Kroger Co. (The),
4.00%, 02/01/24	350,000	373,731
7.50%, 04/01/31	178,000	240,005
Sysco Corp.,
3.00%, 10/02/21	310,000	319,040
4.35%, 10/02/34	250,000	256,145
5.38%, 09/21/35	74,000	86,711
Walgreen Co.,
1.80%, 09/15/17	250,000	252,383
3.10%, 09/15/22	150,000	149,890
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/21	500,000	510,899
4.50%, 11/18/34	155,000	159,495

		2,863,581

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 0.3%
Archer-Daniels-Midland Co.,
5.38%, 09/15/35	$103,000	$123,952
Campbell Soup Co.,
4.25%, 04/15/21	100,000	109,276
ConAgra Foods, Inc.,
7.00%, 10/01/28	154,000	191,620
4.65%, 01/25/43	66,000	64,579
General Mills, Inc.,
2.20%, 10/21/19	500,000	503,656
3.15%, 12/15/21	200,000	206,056
JM Smucker Co. (The),
3.50%, 10/15/21	250,000	262,914
4.25%, 03/15/35 (d)	200,000	198,648
Kellogg Co.,
Series B, 7.45%, 04/01/31	103,000	138,012
Kraft Foods Group, Inc.,
3.50%, 06/06/22	500,000	511,159
6.88%, 01/26/39	138,000	179,673
Mondelez International, Inc.,
4.00%, 02/01/24	200,000	214,178
Tyson Foods, Inc.,
4.50%, 06/15/22	250,000	272,438
3.95%, 08/15/24	250,000	260,692
Unilever Capital Corp.,
5.90%, 11/15/32	144,000	196,772

		3,433,625

Gas Utilities 0.9%
AGL Capital Corp.,
4.40%, 06/01/43	250,000	263,987
Atmos Energy Corp.,
4.13%, 10/15/44	350,000	361,072
Buckeye Partners LP,
4.15%, 07/01/23	250,000	248,606
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21	212,000	232,973
El Paso Natural Gas Co. LLC,
8.37%, 06/15/32	50,000	62,461
Enable Midstream Partners LP,
5.00%, 05/15/44 (d)	150,000	135,953
Enbridge Energy Partners LP,
5.20%, 03/15/20	250,000	275,140
Energy Transfer Partners LP,
4.65%, 06/01/21	100,000	107,413
5.20%, 02/01/22	250,000	272,269
6.05%, 06/01/41	100,000	107,555
Enterprise Products Operating LLC,
Series L, 6.30%, 09/15/17	250,000	277,927
4.05%, 02/15/22	250,000	264,474
6.13%, 10/15/39	215,000	256,051

12

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
4.85%, 08/15/42	$150,000	$156,186
4.95%, 10/15/54	250,000	252,562
Kinder Morgan Energy Partners LP,
6.85%, 02/15/20	425,000	496,835
5.80%, 03/15/35	144,000	149,867
6.38%, 03/01/41	250,000	273,337
Kinder Morgan, Inc.,
3.05%, 12/01/19	500,000	504,971
4.30%, 06/01/25	85,000	86,186
5.30%, 12/01/34	350,000	347,428
5.05%, 02/15/46	250,000	237,259
National Fuel Gas Co.,
3.75%, 03/01/23	250,000	253,030
ONEOK Partners LP,
3.38%, 10/01/22	500,000	480,567
4.90%, 03/15/25	250,000	254,202
Plains All American Pipeline LP/PAA Finance Corp.,
4.70%, 06/15/44	250,000	250,745
Sempra Energy,
4.05%, 12/01/23	200,000	213,454
6.00%, 10/15/39	100,000	126,165
Southern California Gas Co.,
3.15%, 09/15/24	250,000	258,504
Southern Natural Gas Co. LLC,
5.90%, 04/01/17 (d)	200,000	214,555
Spectra Energy Capital LLC,
6.75%, 02/15/32	123,000	135,124
Spectra Energy Partners LP,
3.50%, 03/15/25	250,000	249,974
Sunoco Logistics Partners Operations LP,
3.45%, 01/15/23	250,000	244,922
5.35%, 05/15/45	150,000	153,358
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	250,000	267,736
4.63%, 03/01/34	250,000	264,907
Williams Cos., Inc. (The),
3.70%, 01/15/23	300,000	283,664
Williams Partners LP,
7.25%, 02/01/17	100,000	109,415
3.90%, 01/15/25	500,000	492,600
5.40%, 03/04/44	250,000	242,495

		9,865,929

Health Care Providers & Services 0.9%
Aetna, Inc.,
6.63%, 06/15/36	250,000	332,165
AmerisourceBergen Corp.,
4.25%, 03/01/45	250,000	250,790
Baxter International, Inc.,
5.38%, 06/01/18	435,000	482,678
4.50%, 06/15/43	250,000	262,992

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Becton, Dickinson and Co.,
3.13%, 11/08/21	$250,000	$256,112
3.30%, 03/01/23	250,000	250,734
3.73%, 12/15/24	285,000	294,292
Boston Scientific Corp.,
6.40%, 06/15/16	150,000	158,430
2.65%, 10/01/18	250,000	254,876
Cardinal Health, Inc.,
3.20%, 06/15/22	200,000	203,236
Cigna Corp.,
3.25%, 04/15/25	250,000	250,701
5.38%, 02/15/42	150,000	181,109
Covidien International Finance SA,
6.00%, 10/15/17	440,000	490,519
Danaher Corp.,
2.30%, 06/23/16	100,000	101,931
3.90%, 06/23/21	100,000	109,318
Express Scripts, Inc.,
3.90%, 02/15/22	250,000	263,449
Humana, Inc.,
3.15%, 12/01/22	250,000	251,291
Laboratory Corp. of America Holdings,
3.13%, 05/15/16	150,000	153,107
3.75%, 08/23/22	200,000	206,562
McKesson Corp.,
6.00%, 03/01/41	100,000	127,627
Medtronic, Inc.,
3.15%, 03/15/22 (d)	135,000	139,449
3.63%, 03/15/24	200,000	211,984
3.50%, 03/15/25 (d)	250,000	258,523
4.38%, 03/15/35 (d)	500,000	528,279
4.00%, 04/01/43	200,000	196,992
4.63%, 03/15/45 (d)	250,000	269,281
St. Jude Medical, Inc.,
3.25%, 04/15/23	200,000	203,748
Stryker Corp.,
1.30%, 04/01/18	350,000	349,117
UnitedHealth Group, Inc.,
1.63%, 03/15/19	250,000	249,508
2.88%, 12/15/21	500,000	510,963
5.80%, 03/15/36	417,000	523,810
WellPoint, Inc.,
3.50%, 08/15/24	250,000	255,723
4.63%, 05/15/42	350,000	366,309
Zimmer Holdings, Inc.,
3.38%, 11/30/21	150,000	153,732
3.15%, 04/01/22	250,000	251,703
4.25%, 08/15/35	210,000	210,538

		9,561,578

13

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp.,
5.38%, 08/15/21	$100,000	$113,670
Marriott International, Inc.,
Series N, 3.13%, 10/15/21	250,000	255,922
McDonald’s Corp.,
5.35%, 03/01/18	240,000	266,924
4.88%, 07/15/40	250,000	278,952
Wyndham Worldwide Corp.,
5.63%, 03/01/21	150,000	167,464
Yum! Brands, Inc.,
6.88%, 11/15/37	13,000	16,582

		1,099,514

Household Durables 0.1%
Emerson Electric Co.,
6.00%, 08/15/32	57,000	72,018
Newell Rubbermaid, Inc.,
2.88%, 12/01/19	250,000	255,103
Stanley Black & Decker, Inc.,
2.90%, 11/01/22	150,000	151,759
Whirlpool Corp.,
3.70%, 05/01/25	250,000	255,543

		734,423

Household Products 0.0%†
Clorox Co. (The),
3.50%, 12/15/24	250,000	253,478
Kimberly-Clark Corp.,
2.40%, 03/01/22	250,000	249,046
2.65%, 03/01/25	55,000	54,641

		557,165

Industrial Conglomerates 0.3%
3M Co.,
5.70%, 03/15/37	50,000	64,100
Dover Corp.,
5.38%, 03/01/41	50,000	60,404
Eaton Corp.,
2.75%, 11/02/22	250,000	250,407
4.00%, 11/02/32	150,000	153,215
General Electric Co.,
5.25%, 12/06/17	400,000	440,716
2.70%, 10/09/22	250,000	253,608
3.38%, 03/11/24	250,000	263,384
Illinois Tool Works, Inc.,
4.88%, 09/15/41	200,000	226,958
Ingersoll-Rand Global Holding Co., Ltd.,
2.88%, 01/15/19	50,000	51,257
5.75%, 06/15/43	50,000	58,658
Ingersoll-Rand Luxembourg Finance SA,
3.55%, 11/01/24	250,000	252,150

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
Parker-Hannifin Corp.,
4.20%, 11/21/34	$250,000	$266,242
Pentair Finance SA,
1.88%, 09/15/17	250,000	251,191
Textron, Inc.,
4.30%, 03/01/24	250,000	265,254
Tyco Electronics Group SA,
3.50%, 02/03/22	150,000	155,511

		3,013,055

Information Technology Services 0.3%
Computer Sciences Corp.,
4.45%, 09/15/22	100,000	101,401
Fiserv, Inc.,
4.75%, 06/15/21	200,000	221,093
International Business Machines Corp.,
1.95%, 07/22/16	100,000	101,694
1.13%, 02/06/18	1,000,000	999,625
1.63%, 05/15/20	500,000	493,609
2.90%, 11/01/21	150,000	155,200
5.88%, 11/29/32	250,000	311,241
Xerox Corp.,
6.35%, 05/15/18	200,000	225,035
4.80%, 03/01/35	120,000	113,237

		2,722,135

Insurance 0.9%
ACE INA Holdings, Inc.,
2.70%, 03/13/23	250,000	248,665
Aflac, Inc.,
3.63%, 11/15/24	250,000	260,317
6.90%, 12/17/39	100,000	134,474
Alleghany Corp.,
4.95%, 06/27/22	250,000	274,787
Allstate Corp. (The),
6.50%, 05/15/67 (a)	145,000	168,852
American International Group, Inc.,
5.60%, 10/18/16	290,000	309,212
3.88%, 01/15/35	350,000	340,766
Aon Corp.,
5.00%, 09/30/20	400,000	448,031
Assurant, Inc.,
2.50%, 03/15/18	250,000	254,059
Berkshire Hathaway Finance Corp.,
1.30%, 05/15/18	500,000	501,723
4.40%, 05/15/42	350,000	375,974
Berkshire Hathaway, Inc.,
1.55%, 02/09/18	500,000	506,049
Chubb Corp. (The),
6.37%, 03/29/67 (a)	300,000	318,000

14

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
CNA Financial Corp.,
5.75%, 08/15/21	$250,000	$289,484
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100,000	126,744
ING US, Inc.,
5.50%, 07/15/22	250,000	287,443
Lincoln National Corp.,
4.85%, 06/24/21	50,000	55,752
6.15%, 04/07/36	160,000	195,273
Loews Corp.,
4.13%, 05/15/43	100,000	97,153
Markel Corp.,
3.63%, 03/30/23	250,000	253,936
Marsh & McLennan Cos., Inc.,
4.80%, 07/15/21	300,000	337,054
MetLife, Inc.,
1.90%, 12/15/17	500,000	503,592
3.05%, 12/15/22	250,000	254,306
5.70%, 06/15/35	86,000	107,287
4.72%, 12/15/44	250,000	274,687
6.40%, 12/15/66	200,000	235,500
Nationwide Financial Services, Inc.,
6.75%, 05/15/67 (e)	75,000	79,875
Principal Financial Group, Inc.,
3.30%, 09/15/22	250,000	253,742
Progressive Corp. (The),
3.75%, 08/23/21	150,000	161,837
6.25%, 12/01/32	113,000	144,944
Prudential Financial, Inc.,
5.38%, 06/21/20	250,000	285,253
Series B, 5.75%, 07/15/33	103,000	120,127
6.63%, 06/21/40	200,000	262,082
5.63%, 06/15/43 (a)	150,000	160,125
Reinsurance Group of America, Inc.,
5.00%, 06/01/21	100,000	111,283
SunAmerica Financial Group, Inc.,
7.50%, 07/15/25	103,000	136,396
Travelers Cos., Inc. (The),
5.75%, 12/15/17	90,000	100,660
Travelers Property Casualty Corp.,
6.38%, 03/15/33	133,000	176,475
Willis Group Holdings PLC,
5.75%, 03/15/21	100,000	112,317
WR Berkley Corp.,
4.75%, 08/01/44	250,000	254,332

		9,518,568

Internet & Catalog Retail 0.1%
Alibaba Group Holding Ltd.,
3.13%, 11/28/21 (d)	200,000	199,992
Amazon.com, Inc.,
3.30%, 12/05/21	250,000	259,417
4.80%, 12/05/34	250,000	265,458

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet & Catalog Retail (continued)
eBay, Inc.,
1.35%, 07/15/17	$500,000	$499,050
3.25%, 10/15/20	100,000	103,201
Expedia, Inc.,
5.95%, 08/15/20	150,000	168,462
QVC, Inc.,
4.38%, 03/15/23	100,000	101,118

		1,596,698

Internet Software & Services 0.0%†
Google, Inc.,
3.63%, 05/19/21	100,000	108,703

Machinery 0.3%
Caterpillar Financial Services Corp.,
2.75%, 08/20/21	500,000	511,148
Caterpillar, Inc.,
2.60%, 06/26/22	250,000	250,536
6.05%, 08/15/36	123,000	155,386
3.80%, 08/15/42	97,000	93,986
Deere & Co.,
3.90%, 06/09/42	200,000	202,294
IDEX Corp.,
4.20%, 12/15/21	200,000	210,927
John Deere Capital Corp.,
1.30%, 03/12/18	400,000	400,404
2.05%, 03/10/20	1,000,000	1,004,932

		2,829,613

Media 1.1%
21st Century Fox America, Inc.,
8.00%, 10/17/16	82,000	90,144
3.70%, 09/15/24	350,000	367,527
7.28%, 06/30/28	53,000	69,169
6.55%, 03/15/33	450,000	575,913
4.75%, 09/15/44	150,000	160,815
CBS Corp.,
1.95%, 07/01/17	350,000	353,564
3.70%, 08/15/24	250,000	254,599
5.50%, 05/15/33	82,000	90,066
Comcast Corp.,
6.50%, 01/15/17	507,000	554,556
4.25%, 01/15/33	250,000	259,449
7.05%, 03/15/33	205,000	277,233
4.20%, 08/15/34	500,000	518,414
6.50%, 11/15/35	70,000	92,281
6.95%, 08/15/37	205,000	277,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
4.60%, 02/15/21	250,000	270,530
3.80%, 03/15/22	500,000	516,593
3.95%, 01/15/25	350,000	355,906

15

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Discovery Communications LLC,
5.05%, 06/01/20	$350,000	$388,866
3.45%, 03/15/25	135,000	132,491
Grupo Televisa SAB,
5.00%, 05/13/45	250,000	254,698
Historic TW, Inc.,
6.88%, 06/15/18	122,000	140,914
NBCUniversal Media LLC,
5.15%, 04/30/20	250,000	285,883
5.95%, 04/01/41	100,000	125,517
4.45%, 01/15/43	200,000	209,113
Omnicom Group, Inc.,
3.63%, 05/01/22	50,000	52,372
3.65%, 11/01/24	500,000	512,013
Thomson Reuters Corp.,
6.50%, 07/15/18	400,000	455,769
3.85%, 09/29/24	250,000	255,508
Time Warner Cable, Inc.,
6.75%, 07/01/18	415,000	462,645
6.75%, 06/15/39	250,000	263,011
5.50%, 09/01/41	250,000	230,728
4.50%, 09/15/42	250,000	212,620
Time Warner, Inc.,
7.63%, 04/15/31	523,000	715,481
7.70%, 05/01/32	248,000	345,545
Viacom, Inc.,
3.25%, 03/15/23	400,000	392,740
4.38%, 03/15/43	200,000	177,984
Walt Disney Co. (The),
1.10%, 12/01/17	500,000	501,164
4.13%, 06/01/44	250,000	264,642
WPP Finance 2010,
4.75%, 11/21/21	100,000	112,395
3.75%, 09/19/24	250,000	259,186

		11,835,856

Metals & Mining 0.6%
Barrick Gold Corp.,
4.10%, 05/01/23	250,000	246,717
5.25%, 04/01/42	200,000	188,447
BHP Billiton Finance USA Ltd.,
1.63%, 02/24/17	250,000	252,882
3.25%, 11/21/21	250,000	260,290
3.85%, 09/30/23	500,000	529,410
Freeport-McMoRan Copper & Gold, Inc.,
2.15%, 03/01/17	500,000	501,099
5.45%, 03/15/43	100,000	87,472
Freeport-McMoRan, Inc.,
4.00%, 11/14/21	350,000	345,985
3.55%, 03/01/22	100,000	93,846
5.40%, 11/14/34	100,000	89,960
Goldcorp, Inc.,
2.13%, 03/15/18	250,000	251,774

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Kinross Gold Corp.,
5.13%, 09/01/21	$100,000	$95,734
Newmont Mining Corp.,
5.88%, 04/01/35	164,000	160,310
Nucor Corp.,
4.00%, 08/01/23	250,000	261,201
Rio Tinto Alcan, Inc.,
5.75%, 06/01/35	144,000	163,691
Rio Tinto Finance USA Ltd.,
4.13%, 05/20/21	250,000	268,182
Rio Tinto Finance USA PLC,
1.38%, 06/17/16	350,000	351,733
2.88%, 08/21/22	200,000	197,904
4.13%, 08/21/42	350,000	336,621
Southern Copper Corp.,
6.75%, 04/16/40	250,000	270,001
5.88%, 04/23/45	150,000	147,495
Teck Resources Ltd.,
4.75%, 01/15/22	500,000	491,928
Vale Overseas Ltd.,
6.88%, 11/21/36	306,000	308,907
Vale SA,
5.63%, 09/11/42	150,000	133,766

		6,035,355

Multiline Retail 0.5%
Costco Wholesale Corp.,
5.50%, 03/15/17	200,000	217,375
2.25%, 02/15/22	85,000	84,202
Dollar General Corp.,
1.88%, 04/15/18	250,000	248,375
Kohl’s Corp.,
4.00%, 11/01/21	100,000	106,694
3.25%, 02/01/23	150,000	148,921
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16	85,000	91,302
6.90%, 04/01/29	50,000	64,564
6.70%, 07/15/34	150,000	195,761
Nordstrom, Inc.,
4.00%, 10/15/21	250,000	270,982
Target Corp.,
6.00%, 01/15/18	300,000	337,432
3.50%, 07/01/24	500,000	525,362
6.35%, 11/01/32	217,000	285,722
Wal-Mart Stores, Inc.,
1.13%, 04/11/18	500,000	500,593
4.25%, 04/15/21	500,000	561,182
3.30%, 04/22/24	400,000	420,728
7.55%, 02/15/30	82,000	120,953
5.25%, 09/01/35	242,000	293,264
6.20%, 04/15/38	250,000	332,952
5.63%, 04/15/41	150,000	188,822

		4,995,186

16

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp.,
5.95%, 09/15/16	$200,000	$212,677
6.38%, 09/15/17	100,000	111,122
6.45%, 09/15/36	269,000	332,398
Apache Corp.,
3.63%, 02/01/21	250,000	263,673
4.75%, 04/15/43	250,000	254,992
BP Capital Markets PLC,
1.38%, 05/10/18	750,000	748,595
2.32%, 02/13/20	250,000	253,419
4.50%, 10/01/20	100,000	111,672
3.56%, 11/01/21	250,000	264,449
3.06%, 03/17/22	210,000	213,996
3.51%, 03/17/25	250,000	254,599
Canadian Natural Resources Ltd.,
3.90%, 02/01/25	200,000	202,440
6.25%, 03/15/38	210,000	250,802
Cenovus Energy, Inc.,
5.70%, 10/15/19	200,000	224,764
3.80%, 09/15/23	250,000	250,939
Chevron Corp.,
1.72%, 06/24/18	500,000	506,329
2.19%, 11/15/19	305,000	311,377
2.36%, 12/05/22	250,000	247,237
ConocoPhillips,
5.90%, 10/15/32	123,000	151,428
6.50%, 02/01/39	200,000	264,473
ConocoPhillips Co.,
2.40%, 12/15/22	250,000	246,124
3.35%, 11/15/24	250,000	255,094
4.15%, 11/15/34	145,000	150,616
Continental Resources, Inc.,
4.90%, 06/01/44	150,000	139,664
Devon Energy Corp.,
7.95%, 04/15/32	250,000	344,517
Diamond Offshore Drilling, Inc.,
4.88%, 11/01/43	100,000	84,841
Ecopetrol SA,
5.88%, 05/28/45	325,000	311,594
Ensco PLC,
4.50%, 10/01/24 (c)	500,000	492,603
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	148,928
4.10%, 02/01/21	200,000	218,315
Exxon Mobil Corp.,
3.18%, 03/15/24	350,000	369,456
2.71%, 03/06/25	250,000	251,329
Hess Corp.,
3.50%, 07/15/24 (c)	500,000	498,196
7.30%, 08/15/31	196,000	244,510
Husky Energy, Inc.,
3.95%, 04/15/22	200,000	203,822

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.,
6.80%, 03/15/32	$82,000	$99,089
Marathon Petroleum Corp.,
5.13%, 03/01/21	300,000	334,954
3.63%, 09/15/24	250,000	254,457
Murphy Oil Corp.,
5.13%, 12/01/42	100,000	88,383
Nabors Industries, Inc.,
5.00%, 09/15/20	300,000	305,732
Noble Energy, Inc.,
3.90%, 11/15/24	250,000	255,959
6.00%, 03/01/41	150,000	168,299
Noble Holding International Ltd.,
5.25%, 03/15/42	100,000	78,273
Occidental Petroleum Corp.,
3.13%, 02/15/22	200,000	205,770
Pemex Project Funding Master Trust,
6.63%, 06/15/35	301,000	339,227
Petrobras Global Finance BV,
4.38%, 05/20/23	500,000	444,665
6.25%, 03/17/24 (c)	250,000	248,400
7.25%, 03/17/44 (c)	250,000	245,562
Petrobras International Finance Co.,
5.38%, 01/27/21	400,000	383,920
Petroleos Mexicanos,
3.50%, 07/18/18	500,000	515,625
4.50%, 01/23/26 (d)	250,000	253,750
5.50%, 06/27/44	250,000	246,625
6.38%, 01/23/45	250,000	275,250
5.63%, 01/23/46 (d)	350,000	350,735
Phillips 66,
4.65%, 11/15/34	250,000	261,598
5.88%, 05/01/42	150,000	177,293
Pioneer Natural Resources Co.,
3.95%, 07/15/22	50,000	51,800
Pride International, Inc.,
8.50%, 06/15/19	100,000	119,100
Rowan Cos., Inc.,
4.75%, 01/15/24	75,000	71,020
Shell International Finance BV,
1.13%, 08/21/17	1,000,000	1,003,550
6.38%, 12/15/38	250,000	339,654
4.55%, 08/12/43	250,000	274,007
Southwestern Energy Co.,
4.10%, 03/15/22	150,000	150,986
Statoil ASA,
3.13%, 08/17/17	250,000	261,336
1.15%, 05/15/18	250,000	249,010
2.75%, 11/10/21	500,000	511,061
Total Capital International SA,
3.70%, 01/15/24	500,000	530,299

17

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.,
3.65%, 03/15/25	$205,000	$207,268
7.50%, 04/15/32	82,000	104,465
6.63%, 06/15/37	100,000	122,497

		18,920,609

Paper & Forest Products 0.1%
Domtar Corp.,
10.75%, 06/01/17	50,000	58,273
Georgia-Pacific LLC,
8.88%, 05/15/31	200,000	300,625
International Paper Co.,
4.80%, 06/15/44	250,000	251,125

		610,023

Personal Products 0.1%
Colgate-Palmolive Co.,
2.45%, 11/15/21	100,000	102,108
Procter & Gamble Co. (The),
1.90%, 11/01/19	250,000	252,773
5.80%, 08/15/34	205,000	270,324

		625,205

Pharmaceuticals 1.0%
Abbott Laboratories,
4.13%, 05/27/20	250,000	276,302
2.55%, 03/15/22	215,000	215,366
5.30%, 05/27/40	250,000	306,531
AbbVie, Inc.,
2.00%, 11/06/18	500,000	501,454
2.90%, 11/06/22	500,000	494,314
4.40%, 11/06/42	75,000	73,874
Actavis Funding SCS,
3.45%, 03/15/22	155,000	157,491
3.85%, 06/15/24	40,000	40,720
4.55%, 03/15/35	100,000	100,370
4.85%, 06/15/44	150,000	152,664
4.75%, 03/15/45	250,000	252,735
Allergan, Inc.,
1.35%, 03/15/18	300,000	297,421
AstraZeneca PLC,
5.90%, 09/15/17	300,000	332,812
6.45%, 09/15/37	140,000	187,588
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	350,000	340,723
Eli Lilly & Co.,
5.20%, 03/15/17	300,000	324,112
2.75%, 06/01/25	45,000	44,683
7.13%, 06/01/25	82,000	110,400
GlaxoSmithKline Capital PLC,
1.50%, 05/08/17	250,000	252,788
2.85%, 05/08/22	250,000	252,446

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals(continued)
GlaxoSmithKline Capital, Inc.,
2.80%, 03/18/23	$500,000	$502,424
5.38%, 04/15/34	139,000	166,470
Johnson & Johnson,
2.95%, 09/01/20	100,000	105,979
2.45%, 12/05/21	250,000	258,113
4.95%, 05/15/33	287,000	344,399
Merck & Co., Inc.,
1.10%, 01/31/18	500,000	499,075
2.75%, 02/10/25	570,000	564,637
4.15%, 05/18/43	250,000	259,695
Novartis Capital Corp.,
3.40%, 05/06/24	500,000	527,977
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	330,000	371,126
Perrigo Co. PLC,
4.00%, 11/15/23	250,000	258,089
Pfizer, Inc.,
4.65%, 03/01/18	185,000	202,722
7.20%, 03/15/39	375,000	535,472
Pharmacia Corp.,
6.60%, 12/01/28	123,000	165,169
Sanofi,
1.25%, 04/10/18	250,000	250,403
Teva Pharmaceutical Finance Co. BV,
Series 2, 3.65%, 11/10/21	32,000	33,342
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	5,000	6,112
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	82,000	85,440
Watson Pharmaceuticals, Inc.,
3.25%, 10/01/22	200,000	198,423
Zoetis, Inc.,
3.25%, 02/01/23	50,000	49,640

		10,099,501

Real Estate Investment Trusts (REITs) 0.6%
American Tower REIT, Inc.,
5.05%, 09/01/20	400,000	441,230
CBL & Associates LP,
4.60%, 10/15/24	250,000	251,573
Digital Realty Trust LP,
5.25%, 03/15/21	250,000	277,920
Duke Realty LP,
3.88%, 10/15/22	250,000	259,698
ERP Operating LP,
5.38%, 08/01/16	205,000	216,148
Essex Portfolio LP,
3.38%, 01/15/23	500,000	501,606

18

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.,
6.00%, 01/30/17	$328,000	$353,911
3.75%, 02/01/19	250,000	262,637
3.40%, 02/01/25	500,000	485,575
Health Care REIT, Inc.,
5.25%, 01/15/22	300,000	335,090
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/23	100,000	100,381
Kilroy Realty LP,
4.80%, 07/15/18	200,000	214,914
Omega Healthcare Investors, Inc.,
4.50%, 04/01/27 (d)	250,000	244,838
Realty Income Corp.,
4.65%, 08/01/23	250,000	271,775
Simon Property Group LP,
2.20%, 02/01/19	750,000	761,816
4.75%, 03/15/42	250,000	274,288
UDR, Inc.,
4.25%, 06/01/18	100,000	106,968
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 06/01/21	100,000	110,226
4.25%, 03/01/22	250,000	267,190
Weyerhaeuser Co.,
7.38%, 03/15/32	250,000	328,969

		6,066,753

Road & Rail 0.4%
Burlington Northern Santa Fe LLC,
3.00%, 04/01/25	250,000	250,291
7.95%, 08/15/30	144,000	210,305
5.05%, 03/01/41	350,000	396,554
Canadian Pacific Railway Ltd.,
4.50%, 01/15/22	500,000	548,474
CSX Corp.,
7.38%, 02/01/19	305,000	363,852
3.70%, 10/30/20	200,000	214,753
5.50%, 04/15/41	100,000	121,308
3.95%, 05/01/50	250,000	239,056
FedEx Corp.,
2.70%, 04/15/23	500,000	489,606
3.90%, 02/01/35	115,000	111,435
3.88%, 08/01/42	50,000	46,563
Norfolk Southern Corp.,
2.90%, 02/15/23	92,000	92,043
3.85%, 01/15/24	250,000	265,060
5.59%, 05/17/25	59,000	70,316
4.84%, 10/01/41	15,000	16,693
6.00%, 05/23/11	100,000	123,829
Ryder System, Inc.,
2.50%, 03/01/18	250,000	255,496

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Union Pacific Corp.,
2.75%, 04/15/23	$400,000	$404,558
4.15%, 01/15/45	150,000	155,887
United Parcel Service of America, Inc.,
8.38%, 04/01/20	82,000	105,829
United Parcel Service, Inc.,
6.20%, 01/15/38	205,000	272,924

		4,754,832

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc.,
4.30%, 06/15/21	300,000	327,881
Broadcom Corp.,
2.70%, 11/01/18	100,000	103,688
Intel Corp.,
2.70%, 12/15/22	250,000	252,215
4.80%, 10/01/41	200,000	217,326
KLA-Tencor Corp.,
4.65%, 11/01/24	215,000	222,422
Lam Research Corp.,
3.80%, 03/15/25	145,000	144,453
Texas Instruments, Inc.,
1.75%, 05/01/20	250,000	247,532

		1,515,517

Software 0.4%
Adobe Systems, Inc.,
3.25%, 02/01/25	70,000	70,737
CA, Inc.,
4.50%, 08/15/23	240,000	254,325
CDK Global, Inc.,
4.50%, 10/15/24 (d)	250,000	257,681
Microsoft Corp.,
1.00%, 05/01/18	500,000	499,945
3.00%, 10/01/20	350,000	368,714
3.63%, 12/15/23	250,000	269,032
3.50%, 02/12/35	665,000	633,790
Oracle Corp.,
1.20%, 10/15/17	350,000	350,774
5.00%, 07/08/19	100,000	112,329
2.25%, 10/08/19	250,000	253,987
3.25%, 05/15/30	150,000	147,549
4.30%, 07/08/34	500,000	519,530
5.38%, 07/15/40	300,000	352,346

		4,090,739

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/20	200,000	215,262
3.25%, 04/15/25	165,000	163,190
Gap, Inc. (The),
5.95%, 04/12/21	100,000	115,532

19

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail (continued)
Home Depot, Inc. (The),
5.88%, 12/16/36	$230,000	$296,089
5.95%, 04/01/41	100,000	129,909
4.40%, 03/15/45	200,000	220,147
Lowe’s Cos., Inc.,
3.13%, 09/15/24	250,000	255,970
6.50%, 03/15/29	164,000	211,654
4.25%, 09/15/44	250,000	264,141

		1,871,894

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.,
1.00%, 05/03/18	500,000	497,378
1.55%, 02/07/20	1,000,000	989,203
3.45%, 05/06/24	500,000	524,654
2.50%, 02/09/25	170,000	164,592
3.85%, 05/04/43	250,000	241,643
EMC Corp.,
1.88%, 06/01/18	500,000	505,250
Hewlett-Packard Co.,
4.65%, 12/09/21	500,000	547,209
4.05%, 09/15/22	500,000	523,619
NetApp, Inc.,
3.38%, 06/15/21	150,000	152,284
Seagate HDD Cayman,
4.75%, 01/01/25 (d)	200,000	205,117

		4,350,949

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2,
4.30%, 06/01/21	100,000	109,240
VF Corp.,
3.50%, 09/01/21	200,000	214,318

		323,558

Tobacco 0.3%
Altria Group, Inc.,
9.25%, 08/06/19	89,000	113,491
2.63%, 01/14/20	250,000	255,148
2.85%, 08/09/22	250,000	248,761
10.20%, 02/06/39	39,000	67,731
4.25%, 08/09/42	100,000	97,151
5.38%, 01/31/44	100,000	112,268
Lorillard Tobacco Co.,
3.50%, 08/04/16	500,000	513,445
Philip Morris International, Inc.,
5.65%, 05/16/18	150,000	168,880
3.60%, 11/15/23	500,000	531,488
3.25%, 11/10/24	350,000	356,442
4.88%, 11/15/43	150,000	166,989
Reynolds American, Inc.,
4.75%, 11/01/42	150,000	147,384

		2,779,178

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
5.00%, 03/30/20	$500,000	$563,000
6.38%, 03/01/35	123,000	151,383
Rogers Communications, Inc.,
3.00%, 03/15/23	250,000	247,043
5.00%, 03/15/44	250,000	269,451
Vodafone Group PLC,
2.95%, 02/19/23	500,000	488,192
7.88%, 02/15/30	144,000	196,300
6.15%, 02/27/37	75,000	90,302

		2,005,671

Total Corporate Bonds (cost $241,916,760)		253,408,976

Municipal Bonds 1.0%
California 0.4%
Bay Area Toll Authority, RB,
Series F-2, 6.26%, 04/01/49	150,000	209,976
California State, GO,
7.60%, 11/01/40	100,000	156,563
City of San Francisco California, Public Utilities Commission Water Revenue, RB,
Series E, 6.00%, 11/01/40	100,000	126,322
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	130,340
Los Angeles Community College District, GO, 6.75%, 08/01/49	200,000	293,976
Los Angeles Unified School District, GO, 6.76%, 07/01/34	250,000	342,540
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	299,701
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	300,000	360,180
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	167,238
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	246,684
State of California, GO 7.55%, 04/01/39	375,000	577,958
7.63%, 03/01/40	320,000	490,355
University of California, RB Series R, 5.77%, 05/15/43	300,000	380,838
Series AD, 4.86%, 05/15/12	200,000	195,918
Series AQ, 4.77%, 05/15/15	100,000	96,136

		4,074,725

20

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	$50,000	$51,221

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	228,242

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	190,636

Illinois 0.1%
State of Illinois, GO
5.88%, 03/01/19	100,000	110,924
5.10%, 06/01/33	685,000	681,513

		792,437

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	191,772

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	400,000	491,832
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	319,873
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	312,502

		1,124,207

New York 0.2%
City of New York, GO, 5.85%, 06/01/40	220,000	282,418
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	290,000	436,650
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	336,447
New York City, Transitional Finance Authority, RB, 5.27%, 05/01/27	250,000	293,528
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	460,000	582,871

		1,931,914

Municipal Bonds (continued)

	Principal Amount	Market Value

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	$200,000	$207,942

Ohio 0.1%
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	143,950
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	229,596

		373,546

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	237,024

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	222,108

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, Series C, 6.45%, 02/15/35	150,000	177,843
Dallas, Rapid Transit, Sales Tax Revenue, Senior Lien, RB Series B, 4.92%, 12/01/41	160,000	186,578
Series B, 5.02%, 12/01/48	100,000	120,386
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	119,483

		604,290

Total Municipal Bonds (cost $8,757,935)		10,230,064

Sovereign Bonds 3.7%
BRAZIL 0.1%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	556,250
7.13%, 01/20/37	595,000	721,438
5.00%, 01/27/45	200,000	187,500

		1,465,188

CANADA 0.4%
Province of British Columbia Canada,
2.00%, 10/23/22	500,000	497,082
Canada Government International Bond,
1.63%, 02/27/19	500,000	506,968
Province of Manitoba Canada,
1.75%, 05/30/19	500,000	505,618

21

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

CANADA (continued)
Province of Nova Scotia Canada,
5.13%, 01/26/17	$115,000	$123,601
Province of Ontario Canada,
2.30%, 05/10/16	400,000	407,131
1.20%, 02/14/18	750,000	751,053
2.00%, 01/30/19	750,000	766,355
Province of Quebec Canada,
2.88%, 10/16/24	500,000	518,064
7.50%, 09/15/29	200,000	300,128

		4,376,000

COLOMBIA 0.1%
Colombia Government International Bond,
7.38%, 03/18/19	600,000	708,900
7.38%, 09/18/37	250,000	333,125
5.00%, 06/15/45	350,000	353,500

		1,395,525

GERMANY 0.1%
FMS Wertmanagement AoeR, 0.63%, 01/30/17	500,000	499,716
KFW, 1.75%, 10/15/19	1,000,000	1,012,045

		1,511,761

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	250,000	260,725

ITALY 0.0%†
Italy Government International Bond, 5.38%, 06/15/33	184,000	217,090

JAPAN 0.1%
Japan Finance Corp., 2.50%, 05/18/16	200,000	204,004
2.25%, 07/13/16	200,000	203,834
1.13%, 07/19/17	350,000	350,980

		758,818

MEXICO 0.3%
Mexico Government International Bond,
5.63%, 01/15/17	250,000	268,375
5.13%, 01/15/20	250,000	280,000
3.63%, 03/15/22	500,000	516,250
6.75%, 09/27/34	373,000	494,225
4.75%, 03/08/44	350,000	359,362
5.55%, 01/21/45	200,000	228,500
4.60%, 01/23/46	250,000	249,063
5.75%, 10/12/10	200,000	213,000

		2,608,775

Sovereign Bonds (continued)

	Principal Amount	Market Value

PANAMA 0.1%
Panama Government International Bond,
5.20%, 01/30/20	$250,000	$279,375
6.70%, 01/26/36	250,000	323,125

		602,500

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	870,000	1,030,950
Peruvian Government International Bond,
5.63%, 11/18/50	350,000	420,875

		1,451,825

PHILIPPINES 0.2%
Philippine Government International Bond,
6.50%, 01/20/20	250,000	299,375
4.20%, 01/21/24	500,000	560,000
7.75%, 01/14/31	250,000	373,750
6.38%, 10/23/34	500,000	698,750

		1,931,875

POLAND 0.1%
Poland Government International Bond,
5.13%, 04/21/21	125,000	142,655
5.00%, 03/23/22	450,000	513,337
4.00%, 01/22/24	250,000	272,008

		928,000

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
4.67%, 01/17/24	250,000	262,135
6.25%, 03/08/41	100,000	119,070

		381,205

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	380,169
2.88%, 01/21/25	350,000	348,789
Republic of Korea, 5.63%, 11/03/25	200,000	251,680

		980,638

SUPRANATIONAL 1.5%
African Development Bank, 1.38%, 02/12/20	500,000	495,753
Asian Development Bank, 1.50%, 09/28/18	1,000,000	1,011,230
1.50%, 01/22/20	750,000	750,196
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	299,499

22

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
European Bank for Reconstruction & Development, 1.00%, 09/17/18	$500,000	$495,642
1.88%, 02/23/22	500,000	497,886
European Investment Bank, 2.50%, 05/16/16	200,000	204,211
5.13%, 09/13/16	250,000	265,412
1.25%, 10/14/16	250,000	252,390
1.13%, 12/15/16	750,000	756,234
5.13%, 05/30/17	500,000	544,259
1.13%, 09/15/17	1,000,000	1,005,446
1.00%, 06/15/18	1,000,000	996,794
1.38%, 06/15/20	500,000	494,771
2.50%, 10/15/24	500,000	516,161
1.88%, 02/10/25	1,000,000	974,797
Inter-American Development Bank, 5.13%, 09/13/16	65,000	69,004
1.25%, 01/16/18	1,000,000	1,008,062
1.75%, 08/24/18	500,000	509,134
1.75%, 10/15/19	1,000,000	1,014,412
International Bank for Reconstruction & Development, 1.13%, 07/18/17	500,000	504,659
1.88%, 10/07/19	1,000,000	1,019,850
7.63%, 01/19/23	677,000	944,820
International Finance Corp., 1.13%, 11/23/16	550,000	553,309
1.25%, 07/16/18	500,000	501,894

		15,685,825

SWEDEN 0.1%
Svensk Exportkredit AB, 0.63%, 05/31/16	500,000	500,465

TURKEY 0.3%
Turkey Government International Bond,
6.75%, 04/03/18	500,000	552,500
5.63%, 03/30/21	350,000	381,815
3.25%, 03/23/23	500,000	470,425
5.75%, 03/22/24	750,000	826,530
6.00%, 01/14/41	750,000	832,875

		3,064,145

URUGUAY 0.1%
Uruguay Government International Bond,
4.50%, 08/14/24	350,000	376,250
5.10%, 06/18/50	150,000	152,700

		528,950

Total Sovereign Bonds (cost $37,671,222)		38,649,310

U.S. Government Mortgage Backed Agencies 28.1%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# E81396 7.00%, 10/01/15	$22	$22
Pool# E84097 6.50%, 12/01/15	41	42
Pool# E00938 7.00%, 01/01/16	315	319
Pool# E82132 7.00%, 01/01/16	76	77
Pool# E82815 6.00%, 03/01/16	267	269
Pool# E83231 6.00%, 04/01/16	50	51
Pool# E83233 6.00%, 04/01/16	244	247
Pool# G11972 6.00%, 04/01/16	4,288	4,348
Pool# E83933 6.50%, 05/01/16	24	24
Pool# E84236 6.50%, 06/01/16	317	323
Pool# E00996 6.50%, 07/01/16	121	124
Pool# E84912 6.50%, 08/01/16	393	394
Pool# E86533 6.00%, 12/01/16	230	232
Pool# E87584 6.00%, 01/01/17	424	435
Pool# E86995 6.50%, 01/01/17	1,065	1,072
Pool# E87291 6.50%, 01/01/17	1,116	1,143
Pool# E88076 6.00%, 02/01/17	906	929
Pool# E88055 6.50%, 02/01/17	4,524	4,660
Pool# E88134 6.00%, 03/01/17	216	216
Pool# E88768 6.00%, 03/01/17	919	927
Pool# E88729 6.00%, 04/01/17	1,238	1,272
Pool# E89149 6.00%, 04/01/17	695	715
Pool# E89151 6.00%, 04/01/17	1,143	1,174
Pool# E89217 6.00%, 04/01/17	1,141	1,176
Pool# E89222 6.00%, 04/01/17	3,732	3,812
Pool# E89347 6.00%, 04/01/17	288	296

23

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E89496 6.00%, 04/01/17	$579	$598
Pool# E89203 6.50%, 04/01/17	783	806
Pool# E89530 6.00%, 05/01/17	2,598	2,678
Pool# E89909 6.00%, 05/01/17	812	838
Pool# B15071 6.00%, 06/01/17	7,606	7,701
Pool# E01157 6.00%, 06/01/17	3,040	3,152
Pool# E90194 6.00%, 06/01/17	749	776
Pool# E90313 6.00%, 06/01/17	279	288
Pool# E90591 5.50%, 07/01/17	2,282	2,394
Pool# E90645 6.00%, 07/01/17	2,659	2,740
Pool# G11399 5.50%, 04/01/18	6,348	6,659
Pool# B10210 5.50%, 10/01/18	20,388	21,386
Pool# B11548 5.50%, 12/01/18	12,555	13,169
Pool# E01604 5.50%, 03/01/19	15,463	16,460
Pool# B13430 5.50%, 04/01/19	14,305	15,005
Pool# B15396 5.50%, 06/01/19	11,898	12,483
Pool# G18007 6.00%, 07/01/19	7,284	7,777
Pool# B16087 6.00%, 08/01/19	28,589	30,167
Pool# G18022 5.50%, 11/01/19	25,923	27,693
Pool# B14288 5.50%, 12/01/19	6,298	6,606
Pool# J02325 5.50%, 07/01/20	6,996	7,339
Pool# J00935 5.00%, 12/01/20	10,029	10,532
Pool# J00854 5.00%, 01/01/21	104,308	109,931
Pool# J00855 5.50%, 01/01/21	18,446	19,625
Pool# J01279 5.50%, 02/01/21	7,600	8,264
Pool# J01570 5.50%, 04/01/21	7,652	8,245

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J01771 5.00%, 05/01/21	$7,859	$8,254
Pool# J01879 5.00%, 05/01/21	6,201	6,514
Pool# J06015 5.00%, 05/01/21	38,219	40,161
Pool# J05950 5.50%, 05/01/21	102,227	110,642
Pool# G18122 5.00%, 06/01/21	16,096	17,244
Pool# J01980 6.00%, 06/01/21	9,721	9,801
Pool# J03074 5.00%, 07/01/21	12,578	13,447
Pool# J03028 5.50%, 07/01/21	4,362	4,616
Pool# J09912 4.00%, 06/01/24	1,757,866	1,871,024
Pool# C00351 8.00%, 07/01/24	515	622
Pool# D60780 8.00%, 06/01/25	1,873	2,127
Pool# G30267 5.00%, 08/01/25	322,915	358,529
Pool# J13883 3.50%, 12/01/25	942,518	1,012,557
Pool# J18127 3.00%, 03/01/27	404,312	423,881
Pool# J18702 3.00%, 03/01/27	447,159	468,842
Pool# J19106 3.00%, 05/01/27	164,641	172,723
Pool# J20471 3.00%, 09/01/27	726,662	761,925
Pool# D82854 7.00%, 10/01/27	1,219	1,354
Pool# G14609 3.00%, 11/01/27	972,948	1,020,180
Pool# C00566 7.50%, 12/01/27	1,811	2,219
Pool# G15100 2.50%, 07/01/28	265,340	272,490
Pool# C00678 7.00%, 11/01/28	1,961	2,289
Pool# C18271 7.00%, 11/01/28	2,241	2,536
Pool# C00836 7.00%, 07/01/29	974	1,147
Pool# C31282 7.00%, 09/01/29	127	135
Pool# C31285 7.00%, 09/01/29	2,336	2,833

24

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A18212 7.00%, 11/01/29	$33,927	$36,484
Pool# C32914 8.00%, 11/01/29	2,412	2,651
Pool# G18536 2.50%, 01/01/30	3,248,746	3,333,469
Pool# C37436 8.00%, 01/01/30	2,364	2,985
Pool# C36306 7.00%, 02/01/30	558	589
Pool# C36429 7.00%, 02/01/30	553	579
Pool# C00921 7.50%, 02/01/30	1,901	2,317
Pool# G01108 7.00%, 04/01/30	831	995
Pool# C37703 7.50%, 04/01/30	1,531	1,761
Pool# C41561 8.00%, 08/01/30	1,655	1,770
Pool# C01051 8.00%, 09/01/30	3,227	4,101
Pool# C43550 7.00%, 10/01/30	3,496	3,986
Pool# C44017 7.50%, 10/01/30	391	403
Pool# C43967 8.00%, 10/01/30	28,545	31,451
Pool# C44957 8.00%, 11/01/30	2,557	3,005
Pool# C01106 7.00%, 12/01/30	12,864	15,630
Pool# C01103 7.50%, 12/01/30	1,319	1,644
Pool# C01116 7.50%, 01/01/31	1,243	1,542
Pool# C46932 7.50%, 01/01/31	562	594
Pool# C47287 7.50%, 02/01/31	3,038	3,513
Pool# C48851 7.00%, 03/01/31	1,851	1,912
Pool# G01217 7.00%, 03/01/31	11,738	13,943
Pool# C48206 7.50%, 03/01/31	1,489	1,501
Pool# C91366 4.50%, 04/01/31	268,083	294,333
Pool# C91377 4.50%, 06/01/31	142,196	156,021
Pool# C53324 7.00%, 06/01/31	1,376	1,477

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01209 8.00%, 06/01/31	$962	$1,129
Pool# C54792 7.00%, 07/01/31	7,234	7,760
Pool# C55071 7.50%, 07/01/31	528	547
Pool# G01309 7.00%, 08/01/31	2,120	2,584
Pool# C01222 7.00%, 09/01/31	1,741	2,065
Pool# G01311 7.00%, 09/01/31	15,581	18,899
Pool# G01315 7.00%, 09/01/31	575	680
Pool# C58647 7.00%, 10/01/31	839	909
Pool# C58694 7.00%, 10/01/31	5,129	5,903
Pool# C60012 7.00%, 11/01/31	1,418	1,540
Pool# C61298 8.00%, 11/01/31	2,218	2,301
Pool# C61105 7.00%, 12/01/31	4,733	5,106
Pool# C01305 7.50%, 12/01/31	986	1,071
Pool# C62218 7.00%, 01/01/32	2,212	2,272
Pool# C63171 7.00%, 01/01/32	7,751	9,131
Pool# C64121 7.50%, 02/01/32	3,409	3,729
Pool# C01345 7.00%, 04/01/32	9,077	11,014
Pool# G01391 7.00%, 04/01/32	26,717	31,805
Pool# C65717 7.50%, 04/01/32	3,505	3,621
Pool# C01370 8.00%, 04/01/32	3,367	4,085
Pool# C66916 7.00%, 05/01/32	14,652	17,005
Pool# C67235 7.00%, 05/01/32	9,621	10,459
Pool# C01381 8.00%, 05/01/32	15,030	18,226
Pool# C68290 7.00%, 06/01/32	3,768	4,369
Pool# C68300 7.00%, 06/01/32	10,363	11,977
Pool# G01449 7.00%, 07/01/32	17,775	21,087

25

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C68988 7.50%, 07/01/32	$2,598	$2,608
Pool# C69908 7.00%, 08/01/32	21,211	24,155
Pool# C70211 7.00%, 08/01/32	10,380	10,876
Pool# C91558 3.50%, 09/01/32	270,023	284,362
Pool# G01536 7.00%, 03/01/33	16,942	19,411
Pool# G30642 3.00%, 05/01/33	146,025	151,177
Pool# G30646 3.00%, 05/01/33	335,189	345,240
Pool# K90535 3.00%, 05/01/33	70,733	72,976
Pool# A16419 6.50%, 11/01/33	12,971	14,900
Pool# A16522 6.50%, 12/01/33	46,820	55,231
Pool# C01806 7.00%, 01/01/34	10,045	10,731
Pool# A21356 6.50%, 04/01/34	53,689	62,675
Pool# C01851 6.50%, 04/01/34	41,175	50,030
Pool# A22067 6.50%, 05/01/34	61,688	74,474
Pool# A24301 6.50%, 05/01/34	80,356	94,575
Pool# A24988 6.50%, 07/01/34	18,239	20,952
Pool# G01741 6.50%, 10/01/34	19,210	22,480
Pool# G08023 6.50%, 11/01/34	39,992	48,715
Pool# A33137 6.50%, 01/01/35	9,494	10,906
Pool# G08064 6.50%, 04/01/35	17,180	19,736
Pool# G01947 7.00%, 05/01/35	21,522	25,611
Pool# G08088 6.50%, 10/01/35	156,570	184,489
Pool# A39759 5.50%, 11/01/35	24,236	27,419
Pool# A40376 5.50%, 12/01/35	19,409	21,886
Pool# A42305 5.50%, 01/01/36	55,206	62,596
Pool# A41548 7.00%, 01/01/36	27,633	30,207

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08111 5.50%, 02/01/36	$70,039	$79,184
Pool# A43861 5.50%, 03/01/36	112,775	127,257
Pool# A43886 5.50%, 03/01/36	552,657	631,015
Pool# G08116 5.50%, 03/01/36	63,921	72,157
Pool# A43534 6.50%, 03/01/36	17,084	19,625
Pool# A48735 5.50%, 05/01/36	19,531	22,012
Pool# G08136 6.50%, 06/01/36	23,840	28,027
Pool# A53039 6.50%, 10/01/36	101,463	116,556
Pool# A53219 6.50%, 10/01/36	26,609	30,567
Pool# A57803 6.50%, 02/01/37	106,733	122,610
Pool# A66192 6.50%, 09/01/37	57,584	66,150
Pool# G04251 6.50%, 04/01/38	14,674	16,857
Pool# A79540 6.50%, 07/01/38	13,864	15,927
Pool# G04569 6.50%, 08/01/38	14,315	17,490
Pool# A82297 6.50%, 10/01/38	21,118	24,259
Pool# A83464 6.50%, 11/01/38	12,418	14,265
Pool# A84168 6.50%, 01/01/39	6,958	7,993
Pool# A84252 6.50%, 01/01/39	38,850	44,629
Pool# A84287 6.50%, 01/01/39	29,659	34,071
Pool# G05535 4.50%, 07/01/39	2,104,688	2,291,519
Pool# A91165 5.00%, 02/01/40	3,939,220	4,405,682
Pool# G07158 3.50%, 10/01/42	557,548	584,390
Pool# G07163 3.50%, 10/01/42	240,548	252,673
Pool# Q11532 3.50%, 10/01/42	186,628	195,662
Pool# Q12051 3.50%, 10/01/42	319,535	334,901
Pool# C09020 3.50%, 11/01/42	1,054,621	1,105,360

26

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G07264 3.50%, 12/01/42	$538,885	$564,753
Pool# Q14292 3.50%, 01/01/43	93,653	98,332
Pool# Q14881 3.50%, 01/01/43	110,295	115,594
Pool# Q15774 3.00%, 02/01/43	1,657,311	1,687,142
Pool# Q15884 3.00%, 02/01/43	970,900	988,562
Pool# V80002 2.50%, 04/01/43	444,391	436,122
Pool# G08528 3.00%, 04/01/43	4,716,344	4,801,111
Pool# Q16915 3.00%, 04/01/43	870,094	886,044
Pool# Q18523 3.50%, 05/01/43	1,777,824	1,861,796
Pool# G08534 3.00%, 06/01/43	1,199,213	1,220,499
Pool# Q18751 3.50%, 06/01/43	2,133,708	2,235,887
Pool# G07410 3.50%, 07/01/43	179,656	189,235
Pool# Q26869 4.00%, 06/01/44	1,701,607	1,831,246
Pool# G08623 3.50%, 01/01/45	188,295	197,185
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 05/15/30	3,275,000	3,356,747
3.00%, 05/15/30	3,200,000	3,349,500
3.50%, 05/15/30	1,000,000	1,062,844
3.50%, 05/15/45	12,039,000	12,594,630
4.00%, 05/15/45	15,000,000	16,006,405
4.50%, 05/15/45	9,550,000	10,383,238
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.35%, 07/01/41 (a)	334,688	353,698
Pool# 2B0108 2.61%, 01/01/42 (a)	32,758	34,612
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	476,732	510,573
Pool# 990972 6.00%, 09/01/23	25,286	26,837
Pool# AA2549 4.00%, 04/01/24	215,975	231,181
Pool# 935348 5.50%, 06/01/24	57,712	62,102
Pool# AC1374 4.00%, 08/01/24	236,039	252,304
Pool# AC1529 4.50%, 09/01/24	92,809	99,807

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AD0244 4.50%, 10/01/24	$75,018	$80,683
Pool# AD4089 4.50%, 05/01/25	769,223	826,963
Pool# 890216 4.50%, 07/01/25	137,082	147,444
Pool# AH1361 3.50%, 12/01/25	383,183	409,378
Pool# AH1518 3.50%, 12/01/25	233,402	248,052
Pool# AE6384 4.00%, 01/01/26	39,031	42,014
Pool# AL0298 4.00%, 05/01/26	577,715	622,776
Pool# AB4277 3.00%, 01/01/27	1,584,562	1,661,129
Pool# AP4746 3.00%, 08/01/27	262,584	275,739
Pool# AP4640 3.00%, 09/01/27	149,957	157,485
Pool# AP7855 3.00%, 09/01/27	1,464,687	1,538,106
Pool# AB6886 3.00%, 11/01/27	140,761	147,957
Pool# AB6887 3.00%, 11/01/27	280,228	294,295
Pool# AQ3758 3.00%, 11/01/27	173,393	182,117
Pool# AQ4532 3.00%, 11/01/27	203,789	214,022
Pool# AQ5096 3.00%, 11/01/27	364,018	382,226
Pool# AQ7406 3.00%, 11/01/27	142,840	150,033
Pool# AQ2884 3.00%, 12/01/27	147,085	154,470
Pool# AS0487 2.50%, 09/01/28	517,611	531,660
Pool# 930998 4.50%, 04/01/29	116,967	127,408
Pool# MA0243 5.00%, 11/01/29	51,656	57,584
Pool# MA0268 5.00%, 12/01/29	39,090	43,593
Pool# AX7727 2.50%, 03/01/30	884,849	908,144
Pool# AB1038 5.00%, 05/01/30	59,781	66,715
Pool# AD5655 5.00%, 05/01/30	90,859	101,535
Pool# MA0443 5.00%, 05/01/30	62,907	70,899

27

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# MA0559 5.00%, 09/01/30	$21,259	$23,710
Pool# AH1515 4.00%, 12/01/30	732,282	788,185
Pool# AD0716 6.50%, 12/01/30	2,111,955	2,445,850
Pool# MA0641 4.00%, 02/01/31	826,117	889,096
Pool# 560868 7.50%, 02/01/31	572	587
Pool# 607212 7.50%, 10/01/31	10,322	11,425
Pool# 607632 6.50%, 11/01/31	103	119
Pool# MA1029 3.50%, 04/01/32	629,045	664,616
Pool# MA1107 3.50%, 07/01/32	170,784	180,458
Pool# MA1166 3.50%, 09/01/32	997,021	1,053,613
Pool# 661664 7.50%, 09/01/32	13,123	13,531
Pool# 656559 6.50%, 02/01/33	43,966	50,658
Pool# 694846 6.50%, 04/01/33	11,936	13,753
Pool# AB9300 3.00%, 05/01/33	139,142	144,136
Pool# AB9402 3.00%, 05/01/33	375,974	388,440
Pool# AB9403 3.00%, 05/01/33	146,803	152,255
Pool# 254767 5.50%, 06/01/33	1,285,296	1,462,611
Pool# MA1527 3.00%, 08/01/33	787,255	812,373
Pool# 750229 6.50%, 10/01/33	33,827	38,976
Pool# 725228 6.00%, 03/01/34	1,321,947	1,533,127
Pool# 725424 5.50%, 04/01/34	1,465,079	1,667,150
Pool# 788027 6.50%, 09/01/34	19,171	22,089
Pool# 735141 5.50%, 01/01/35	764,790	869,555
Pool# 735227 5.50%, 02/01/35	859,530	977,114
Pool# AL4260 5.50%, 09/01/36	101,778	115,771
Pool# 310104 5.50%, 08/01/37	818,869	932,070

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 955194 7.00%, 11/01/37	$542,847	$639,962
Pool# AC9890 3.27%, 04/01/40 (a)	1,352,568	1,444,292
Pool# AD8536 5.00%, 08/01/40	3,529,966	3,928,376
Pool# AB1735 3.50%, 11/01/40	31,954	33,593
Pool# 932888 3.50%, 01/01/41	213,823	226,777
Pool# 932891 3.50%, 01/01/41	36,726	38,837
Pool# AB2067 3.50%, 01/01/41	756,214	797,096
Pool# AB2068 3.50%, 01/01/41	425,891	447,706
Pool# AL0390 5.00%, 05/01/41	895,091	1,001,475
Pool# AL5863 4.50%, 06/01/41	1,307,882	1,429,505
Pool# AJ1249 3.32%, 09/01/41 (a)	424,799	448,442
Pool# AI9920 4.00%, 09/01/41	33,633	36,074
Pool# AI9851 4.50%, 09/01/41	117,836	128,759
Pool# AL0761 5.00%, 09/01/41	1,414,224	1,581,997
Pool# AJ5431 4.50%, 10/01/41	229,892	251,364
Pool# AL0933 5.00%, 10/01/41	309,932	345,207
Pool# AJ4861 4.00%, 12/01/41	433,696	464,987
Pool# AL1437 2.75%, 01/01/42 (a)	205,446	215,353
Pool# AX5297 5.00%, 01/01/42	69,818	77,667
Pool# AK0714 2.43%, 02/01/42 (a)	47,244	49,461
Pool# AB5185 3.50%, 05/01/42	698,992	733,187
Pool# AO3575 4.50%, 05/01/42	81,033	88,609
Pool# 890621 5.00%, 05/01/42	215,918	240,389
Pool# AO4647 3.50%, 06/01/42	1,139,918	1,195,717
Pool# AO8036 4.50%, 07/01/42	1,994,204	2,180,644
Pool# AP1961 2.49%, 08/01/42 (a)	315,377	326,914

28

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AP2092 4.50%, 08/01/42	$75,117	$82,128
Pool# AP6579 3.50%, 09/01/42	1,360,041	1,426,863
Pool# AP6756 4.00%, 09/01/42	34,320	36,861
Pool# AP7489 4.00%, 09/01/42	886,731	949,796
Pool# AB6524 3.50%, 10/01/42	2,385,992	2,504,304
Pool# AB7074 3.00%, 11/01/42	1,692,963	1,728,186
Pool# AB6786 3.50%, 11/01/42	244,708	256,698
Pool# AL2677 3.50%, 11/01/42	328,271	345,154
Pool# AR4210 3.50%, 01/01/43	435,897	457,299
Pool# AB7779 3.00%, 02/01/43	581,680	593,600
Pool# AB9188 3.00%, 04/01/43	282,379	288,018
Pool# AR8213 3.50%, 04/01/43	459,898	483,550
Pool# AB9236 3.00%, 05/01/43	177,100	180,835
Pool# AB9237 3.00%, 05/01/43	794,897	811,162
Pool# AB9238 3.00%, 05/01/43	1,066,525	1,088,071
Pool# AT4137 3.00%, 05/01/43	512,317	522,206
Pool# AB9362 3.50%, 05/01/43	880,670	928,420
Pool# AT4145 3.00%, 06/01/43	391,800	399,710
Pool# AT5897 3.00%, 06/01/43	425,279	433,637
Pool# AB9814 3.00%, 07/01/43	1,094,063	1,116,172
Pool# AR7426 3.00%, 07/01/43	1,154,371	1,176,812
Pool# AU1628 3.00%, 07/01/43	2,827,795	2,883,319
Pool# AS0203 3.00%, 08/01/43	456,791	466,023
Pool# AU4959 3.00%, 10/01/43	342,213	348,622
Pool# AU9550 3.00%, 10/01/43	936,178	954,107
Pool# AS3161 4.00%, 08/01/44	1,219,765	1,310,231

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AS3946 4.00%, 12/01/44	$1,057,185	$1,144,164
Pool# AS4921 3.50%, 05/01/45	1,047,555	1,101,539
Federal National Mortgage Association Pool TBA
2.50%, 05/25/30	7,378,000	7,563,746
3.00%, 05/25/30	3,690,598	3,861,980
3.50%, 05/25/30	4,900,000	5,201,656
4.00%, 05/25/30	425,000	448,574
4.50%, 05/25/30	200,000	209,168
2.50%, 05/25/45	800,000	785,750
3.00%, 05/25/45	9,950,000	10,124,337
3.50%, 05/25/45	11,527,000	12,076,333
4.00%, 05/25/45	13,334,000	14,248,370
4.50%, 05/25/45	7,827,000	8,518,587
5.00%, 05/25/45	5,394,000	6,007,694
5.50%, 05/25/45	850,000	962,283
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	361	368
Pool# 376510 7.00%, 05/15/24	1,673	1,863
Pool# 457801 7.00%, 08/15/28	3,902	4,389
Pool# 486936 6.50%, 02/15/29	1,862	2,214
Pool# 502969 6.00%, 03/15/29	5,489	6,279
Pool# 487053 7.00%, 03/15/29	2,567	2,940
Pool# 781014 6.00%, 04/15/29	4,811	5,602
Pool# 509099 7.00%, 06/15/29	2,808	2,917
Pool# 470643 7.00%, 07/15/29	11,065	11,890
Pool# 434505 7.50%, 08/15/29	123	140
Pool# 416538 7.00%, 10/15/29	230	231
Pool# 524269 8.00%, 11/15/29	5,857	5,967
Pool# 781124 7.00%, 12/15/29	12,128	14,756
Pool# 507396 7.50%, 09/15/30	60,674	69,888
Pool# 531352 7.50%, 09/15/30	3,406	3,696
Pool# 536334 7.50%, 10/15/30	154	159
Pool# 540659 7.00%, 01/15/31	701	718

29

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 486019 7.50%, 01/15/31	$1,545	$1,787
Pool# 535388 7.50%, 01/15/31	1,609	1,761
Pool# 537406 7.50%, 02/15/31	354	361
Pool# 528589 6.50%, 03/15/31	28,465	32,832
Pool# 508473 7.50%, 04/15/31	6,309	7,133
Pool# 544470 8.00%, 04/15/31	2,491	2,533
Pool# 781287 7.00%, 05/15/31	5,961	7,301
Pool# 549742 7.00%, 07/15/31	3,727	4,201
Pool# 781319 7.00%, 07/15/31	1,856	2,265
Pool# 485879 7.00%, 08/15/31	8,843	10,286
Pool# 572554 6.50%, 09/15/31	96,001	110,774
Pool# 555125 7.00%, 09/15/31	623	636
Pool# 781328 7.00%, 09/15/31	5,823	7,062
Pool# 550991 6.50%, 10/15/31	1,130	1,303
Pool# 571267 7.00%, 10/15/31	950	1,102
Pool# 574837 7.50%, 11/15/31	1,937	2,004
Pool# 555171 6.50%, 12/15/31	1,085	1,252
Pool# 781380 7.50%, 12/15/31	1,754	2,196
Pool# 781481 7.50%, 01/15/32	8,769	10,848
Pool# 580972 6.50%, 02/15/32	326	376
Pool# 781401 7.50%, 02/15/32	4,789	5,968
Pool# 781916 6.50%, 03/15/32	95,875	110,766
Pool# 552474 7.00%, 03/15/32	6,220	7,354
Pool# 781478 7.50%, 03/15/32	3,318	4,140
Pool# 781429 8.00%, 03/15/32	5,645	7,213
Pool# 781431 7.00%, 04/15/32	21,158	26,074

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 568715 7.00%, 05/15/32	$34,102	$36,249
Pool# 552616 7.00%, 06/15/32	34,009	39,353
Pool# 570022 7.00%, 07/15/32	26,204	31,314
Pool# 583645 8.00%, 07/15/32	4,709	5,123
Pool# 595077 6.00%, 10/15/32	10,471	12,198
Pool# 596657 7.00%, 10/15/32	3,802	3,985
Pool# 552903 6.50%, 11/15/32	166,074	193,354
Pool# 552952 6.00%, 12/15/32	12,235	14,248
Pool# 588192 6.00%, 02/15/33	7,655	8,877
Pool# 602102 6.00%, 02/15/33	12,676	14,440
Pool# 553144 5.50%, 04/15/33	43,292	49,292
Pool# 604243 6.00%, 04/15/33	21,599	25,162
Pool# 611526 6.00%, 05/15/33	7,232	8,239
Pool# 553320 6.00%, 06/15/33	36,536	42,560
Pool# 572733 6.00%, 07/15/33	7,185	8,184
Pool# 573916 6.00%, 11/15/33	28,313	32,251
Pool# 604788 6.50%, 11/15/33	101,763	118,200
Pool# 604875 6.00%, 12/15/33	44,594	51,912
Pool# 781688 6.00%, 12/15/33	55,109	64,178
Pool# 781690 6.00%, 12/15/33	21,974	25,586
Pool# 781699 7.00%, 12/15/33	9,171	10,996
Pool# 621856 6.00%, 01/15/34	27,748	31,609
Pool# 564799 6.00%, 03/15/34	101,846	118,560
Pool# 630038 6.50%, 08/15/34	70,574	81,401
Pool# 781804 6.00%, 09/15/34	62,971	73,286
Pool# 781847 6.00%, 12/15/34	55,155	64,228

30

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 486921 5.50%, 02/15/35	$19,436	$22,177
Pool# 781902 6.00%, 02/15/35	50,740	57,858
Pool# 649510 5.50%, 10/15/35	384,554	442,356
Pool# 649513 5.50%, 10/15/35	599,291	681,862
Pool# 652207 5.50%, 03/15/36	207,612	235,854
Pool# 652539 5.00%, 05/15/36	28,254	31,754
Pool# 655519 5.00%, 05/15/36	39,875	44,600
Pool# 606308 5.50%, 05/15/36	48,129	54,608
Pool# 606314 5.50%, 05/15/36	15,968	18,057
Pool# 655457 6.00%, 05/15/36	13,558	15,431
Pool# 656666 6.00%, 06/15/36	87,068	101,218
Pool# 657912 6.50%, 08/15/36	5,597	6,455
Pool# 704630 5.50%, 07/15/39	84,366	95,323
Pool# 742235 4.00%, 12/15/40	166,809	180,631
Pool# 755655 4.00%, 12/15/40	102,913	113,817
Pool# 755656 4.00%, 12/15/40	137,414	152,401
Pool# 756631 4.00%, 12/15/40	45,633	50,597
Pool# 757038 4.00%, 12/15/40	340,249	376,900
Pool# 757039 4.00%, 12/15/40	521,558	576,651
Pool# 757043 4.00%, 12/15/40	87,243	96,614
Pool# 757044 4.00%, 12/15/40	135,731	150,232
Pool# 690662 4.00%, 01/15/41	122,891	135,956
Pool# 719486 4.00%, 01/15/41	87,944	97,285
Pool# 742244 4.00%, 01/15/41	394,522	436,132
Pool# 753826 4.00%, 01/15/41	132,980	146,087
Pool# 755959 4.00%, 01/15/41	310,491	344,277

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 757555 4.00%, 02/15/41	$53,157	$58,251
Pool# 757557 4.00%, 02/15/41	89,797	99,282
Pool# AA6307 3.50%, 04/15/43	550,903	585,277
Pool# AB3946 3.50%, 04/15/43	241,967	257,066
Pool# AD6012 3.50%, 04/15/43	526,081	558,962
Pool# AD7471 3.50%, 04/15/43	567,458	602,918
Pool# AD7472 3.50%, 04/15/43	294,776	313,897
Pool# AD9472 3.50%, 04/15/43	289,040	307,829
Pool# AA6403 3.00%, 05/15/43	1,343,148	1,386,604
Government National Mortgage Association I Pool TBA
3.00%, 05/15/45	500,000	513,672
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	406,763	463,319
Pool# G24559 5.00%, 10/20/39	759,663	854,519
Pool# G24715 5.00%, 06/20/40	698,977	786,283
Pool# G24747 5.00%, 07/20/40	405,127	455,759
Pool# G24771 4.50%, 08/20/40	1,214,722	1,325,900
Pool# G24834 4.50%, 10/20/40	2,887,342	3,151,615
Pool# 737727 4.00%, 12/20/40	1,624,984	1,782,981
Pool# 737730 4.00%, 12/20/40	468,596	514,379
Pool# G24923 4.50%, 01/20/41	419,123	457,526
Pool# G24978 4.50%, 03/20/41	65,698	71,647
Pool# G25017 4.50%, 04/20/41	772,217	841,777
Pool# G25082 4.50%, 06/20/41	1,231,808	1,340,978
Pool# G25175 4.50%, 09/20/41	845,869	920,023
Pool# G2675523 3.50%, 03/20/42	725,724	771,698
Pool# G2MA0392 3.50%, 09/20/42	2,624,659	2,776,767
Pool# G2MA0534 3.50%, 11/20/42	1,502,220	1,589,280

31

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G2MA0852 3.50%, 03/20/43	$1,691,055	$1,789,061
Pool# G2MA0934 3.50%, 04/20/43	2,016,283	2,133,140
Pool# G2AF1001 3.50%, 06/20/43	448,744	480,712
Pool# G2 MA2372 4.00%, 11/20/44	5,415,114	5,806,153
Government National Mortgage Association II Pool TBA
3.00%, 05/15/45	10,300,000	10,590,290
3.50%, 05/15/45	8,400,000	8,861,344
4.00%, 05/15/45	9,650,000	10,311,553

Total U.S. Government Mortgage Backed Agencies (cost $291,042,699)		295,086,850

U.S. Government Sponsored & Agency Obligations 2.6%
Federal Farm Credit Bank
4.88%, 01/17/17	375,000	402,582
Federal Home Loan Banks
4.88%, 05/17/17	605,000	656,159
5.50%, 07/15/36	300,000	408,622
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	1,200,000	1,208,101
3.75%, 03/27/19	1,475,000	1,610,833
1.38%, 05/01/20	1,500,000	1,485,505
2.38%, 01/13/22	1,000,000	1,021,819
6.75%, 09/15/29	388,000	577,928
6.75%, 03/15/31	400,000	598,912
6.25%, 07/15/32	365,000	524,319
Federal National Mortgage Association
0.38%, 07/05/16	6,500,000	6,494,351
5.38%, 06/12/17	1,805,000	1,979,506
0.88%, 12/20/17	2,500,000	2,497,950
0.88%, 05/21/18	1,714,000	1,705,836
1.50%, 06/22/20	2,000,000	1,990,836
2.63%, 09/06/24	1,500,000	1,545,343
6.25%, 05/15/29	500,000	707,514
Financing Corp. (FICO)
9.80%, 11/30/17	12,000	14,653
Tennessee Valley Authority
6.25%, 12/15/17	35,000	39,709
4.50%, 04/01/18	1,865,000	2,048,471
4.88%, 01/15/48	300,000	361,715

Total U.S. Government Sponsored & Agency Obligations (cost $26,740,554)		27,880,664

U.S. Treasury Bonds 5.7%

	Principal Amount	Market Value

U.S. Treasury Bonds
8.13%, 08/15/19	$1,500,000	$1,928,907
8.50%, 02/15/20	700,000	930,836
8.13%, 05/15/21	3,800,000	5,214,014
6.25%, 08/15/23	869,000	1,159,844
7.50%, 11/15/24	1,000,000	1,479,688
4.50%, 02/15/36	600,000	794,578
4.50%, 08/15/39	1,685,000	2,233,284
4.38%, 11/15/39	280,000	365,050
4.38%, 05/15/40	800,000	1,044,625
3.88%, 08/15/40	1,600,000	1,944,750
4.25%, 11/15/40	1,500,000	1,930,663
4.75%, 02/15/41	2,000,000	2,772,188
4.38%, 05/15/41	1,000,000	1,316,875
3.75%, 08/15/41	2,500,000	2,998,243
3.13%, 11/15/41	4,800,000	5,171,626
3.13%, 02/15/43	1,000,000	1,074,219
2.88%, 05/15/43	2,250,000	2,305,370
3.63%, 08/15/43	2,000,000	2,353,906
3.75%, 11/15/43	1,850,000	2,226,360
3.63%, 02/15/44	1,000,000	1,177,891
3.38%, 05/15/44	1,700,000	1,916,485
3.13%, 08/15/44	5,900,000	6,354,023
3.00%, 11/15/44	2,000,000	2,104,532
2.50%, 02/15/45	9,100,000	8,645,000

Total U.S. Treasury Bonds (cost $54,995,598)		59,442,957

U.S. Treasury Notes 30.6%
U.S. Treasury Notes
1.75%, 05/31/16	4,500,000	4,569,611
1.50%, 07/31/16	4,000,000	4,056,248
0.63%, 08/15/16	1,000,000	1,003,047
4.88%, 08/15/16	1,833,000	1,939,114
0.50%, 08/31/16	2,000,000	2,002,500
0.88%, 09/15/16	3,000,000	3,018,750
0.50%, 09/30/16	4,000,000	4,004,688
3.00%, 09/30/16	1,325,000	1,372,825
0.38%, 10/31/16	17,000,000	16,977,424
0.63%, 11/15/16	3,500,000	3,508,204
2.75%, 11/30/16	1,000,000	1,035,703
0.63%, 12/31/16	4,500,000	4,509,846
0.63%, 02/15/17	42,000,000	42,065,604
4.63%, 02/15/17	3,060,000	3,282,805
0.88%, 02/28/17	3,000,000	3,017,814
3.00%, 02/28/17	1,845,000	1,927,304
4.50%, 05/15/17	3,595,000	3,878,667
0.63%, 05/31/17	2,000,000	1,999,532
2.75%, 05/31/17	4,335,000	4,526,689
2.50%, 06/30/17	3,450,000	3,586,924
0.50%, 07/31/17	2,000,000	1,991,562
1.88%, 09/30/17	1,500,000	1,540,899
0.88%, 10/15/17	3,000,000	3,008,202

32

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
0.75%, 10/31/17	$3,000,000	$2,997,657
1.88%, 10/31/17	1,800,000	1,849,079
0.88%, 11/15/17	3,500,000	3,506,835
4.25%, 11/15/17	6,415,000	6,975,812
0.75%, 12/31/17	2,000,000	1,995,468
0.88%, 01/31/18	5,500,000	5,503,009
1.00%, 02/15/18	12,000,000	12,042,192
2.75%, 02/28/18	2,000,000	2,104,376
1.00%, 03/15/18	6,000,000	6,017,814
2.88%, 03/31/18	2,000,000	2,113,282
0.63%, 04/30/18	3,000,000	2,972,814
1.00%, 05/31/18	2,500,000	2,502,735
1.38%, 06/30/18	1,200,000	1,214,156
1.38%, 09/30/18	3,000,000	3,030,000
1.25%, 10/31/18	4,650,000	4,673,250
1.25%, 11/30/18	2,000,000	2,008,594
1.38%, 12/31/18	4,000,000	4,031,248
1.25%, 01/31/19	2,000,000	2,005,312
1.38%, 02/28/19	6,000,000	6,037,968
1.50%, 02/28/19	5,000,000	5,056,250
1.50%, 03/31/19	2,000,000	2,021,562
1.63%, 04/30/19	4,000,000	4,058,124
1.13%, 05/31/19	2,000,000	1,989,376
1.50%, 05/31/19	1,000,000	1,009,062
1.00%, 06/30/19	1,000,000	988,438
1.63%, 06/30/19	2,000,000	2,027,188
1.00%, 08/31/19	2,000,000	1,971,562
1.63%, 08/31/19	2,500,000	2,531,055
1.75%, 09/30/19	3,000,000	3,050,391
1.50%, 10/31/19	7,000,000	7,038,829
3.38%, 11/15/19	2,370,000	2,578,114
1.50%, 11/30/19	5,000,000	5,027,735
1.13%, 12/31/19	4,000,000	3,949,376
1.63%, 12/31/19	1,500,000	1,515,234
3.63%, 02/15/20	2,610,000	2,877,729
1.25%, 02/29/20	2,100,000	2,082,116
1.38%, 02/29/20	9,000,000	8,978,904
1.38%, 03/31/20	2,500,000	2,491,993
1.13%, 04/30/20	1,500,000	1,475,859
3.50%, 05/15/20	2,000,000	2,197,656
2.63%, 08/15/20	2,000,000	2,112,032
2.13%, 08/31/20	5,350,000	5,512,169
1.75%, 10/31/20	1,000,000	1,009,453
2.00%, 11/30/20	1,500,000	1,533,046
3.63%, 02/15/21	2,500,000	2,776,953
3.13%, 05/15/21	750,000	812,285
2.13%, 06/30/21	300,000	307,406
2.25%, 07/31/21	1,200,000	1,237,687
2.13%, 09/30/21	6,800,000	6,957,780
1.88%, 11/30/21	2,600,000	2,617,875
1.50%, 01/31/22	10,000,000	9,816,410
2.00%, 02/15/22	1,500,000	1,521,797
1.75%, 03/31/22	4,000,000	3,986,876

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.75%, 05/15/22	$2,000,000	$1,993,124
1.63%, 08/15/22	2,200,000	2,169,578
1.63%, 11/15/22	3,000,000	2,951,952
1.75%, 05/15/23	2,000,000	1,974,376
2.50%, 08/15/23	3,800,000	3,967,139
2.75%, 11/15/23	3,000,000	3,190,548
2.75%, 02/15/24	1,500,000	1,593,516
2.50%, 05/15/24	500,000	520,586
2.25%, 11/15/24	3,160,000	3,218,511
2.00%, 02/15/25	2,500,000	2,489,845

Total U.S. Treasury Notes (cost $317,486,351)		321,593,060

Yankee Dollars 0.4%
Banks 0.0%†
Bank of Montreal,
1.40%, 04/10/18	165,000	164,935
Westpac Banking Corp.,
4.63%, 06/01/18	103,000	110,653

		275,588

Chemicals 0.0%†
Agrium, Inc.
3.15%, 10/01/22	50,000	49,914
6.13%, 01/15/41	100,000	120,094
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/01/36	125,000	153,888

		323,896

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	153,000	205,288

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	266,410
TransCanada PipeLines Ltd., 5.85%, 03/15/36	300,000	352,581

		618,991

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	69,442
Teck Resources Ltd., 3.85%, 08/15/17	100,000	103,445

		172,887

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	277,831
Encana Corp., 6.50%, 08/15/34	250,000	291,232

33

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Nexen, Inc. 5.88%, 03/10/35	$92,000	$105,837
6.40%, 05/15/37	250,000	306,716
Petro-Canada, 5.95%, 05/15/35	189,000	225,738
Statoil ASA, 6.80%, 01/15/28	225,000	299,307
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	123,152
Talisman Energy, Inc., 7.25%, 10/15/27	92,000	108,692

		1,738,505

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	231,698
6.20%, 06/01/36	164,000	218,402
Canadian Pacific Railway Co., 2.90%, 02/01/25	250,000	246,525

		696,625

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,456

Total Yankee Dollars (cost $3,628,105)		4,139,236

Mutual Funds 10.2%

	Shares

Money Market Fund 10.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (f)(g)	106,846,838	106,846,838

Total Mutual Funds (cost $106,846,838)		106,846,838

Repurchase Agreement 0.2%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $2,089,923, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $2,131,717. (g)(h)	$2,089,919	$2,089,919

Total Repurchase Agreement (cost $2,089,919)		2,089,919

Total Investments (cost $1,113,785,863) (i) — 108.8%		1,143,194,732
Liabilities in excess of other assets — (8.8)%		(92,408,001)

NET ASSETS — 100.0%		$1,050,786,731

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2015.

(c)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $2,257,006.

(d)	Rule 144A, Section 4(2c), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $3,493,467 which represents 0.33% of net assets.

(e)	Investment in affiliate.

(f)	Represents 7-day effective yield as of April 30, 2015.

(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $2,304,659.

(h)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

34

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund (Continued)

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

COP	Certificates of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NATL	National Public Finance Guarantee Corporation

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

SAB	de CV Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

35

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund
Assets:
Investments in affiliates, at value (cost $43,853)	$79,875
Investments in non-affiliates, at value (cost $1,111,652,091)*	1,141,024,938
Repurchase agreement, at value (cost $2,089,919)	2,089,919

Total Investments, at value (total cost $1,113,785,863)	1,143,194,732

Cash	50,004,560
Interest and dividends receivable	5,380,730
Security lending income receivable	1,009
Receivable for investments sold	16,883,070
Receivable for capital shares issued	452,653
Prepaid expenses	19,567

Total Assets	1,215,936,321

Liabilities:
Payable for investments purchased	162,361,170
Distributions payable	22,340
Payable for capital shares redeemed	125,452
Payable upon return of securities loaned (Note 2)	2,304,659
Accrued expenses and other payables:
Investment advisory fees	168,505
Fund administration fees	25,577
Distribution fees	46,399
Administrative servicing fees	22,749
Accounting and transfer agent fees	5,418
Trustee fees	1,708
Custodian fees	5,098
Compliance program costs (Note 3)	107
Professional fees	53,313
Printing fees	5,738
Other	1,357

Total Liabilities	165,149,590

Net Assets	$1,050,786,731

Represented by:
Capital	$1,016,739,878
Accumulated distributions in excess of net investment income	(581,987)
Accumulated net realized gains from affiliated and non-affiliated investments	5,219,971
Net unrealized appreciation/(depreciation) from investments in affiliates	36,022
Net unrealized appreciation/(depreciation) from investments in non-affiliates	29,372,847

Net Assets	$1,050,786,731

*	Includes value of securities on loan of $2,257,006 (Note 2).

36

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Index Fund
Net Assets:
Class A Shares	$218,527,158
Class C Shares	1,550,279
Institutional Class Shares	830,709,294

Total	$1,050,786,731

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	19,362,708
Class C Shares	137,371
Institutional Class Shares	73,748,869

Total	93,248,948

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.29
Class C Shares (b)	$11.29
Institutional Class Shares	$11.26
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.55

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

37

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,778,161
Dividend income from non-affiliates	45,043
Interest income from affiliates	2,528
Income from securities lending (Note 2)	2,327

Total Income	10,828,059

EXPENSES:
Investment advisory fees	907,758
Fund administration fees	146,690
Distribution fees Class A	263,164
Distribution fees Class C	5,343
Administrative servicing fees Class A	161,508
Administrative servicing fees Class C	443
Registration and filing fees	20,954
Professional fees	37,784
Printing fees	7,040
Trustee fees	12,447
Custodian fees	15,719
Accounting and transfer agent fees	18,280
Compliance program costs (Note 3)	1,706
Other	12,032

Total Expenses	1,610,868

NET INVESTMENT INCOME	9,217,191

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	5,312,874
Net change in unrealized appreciation/(depreciation) from investments in affiliates	2,095
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	2,857,481
Net change in unrealized appreciation/(depreciation) from TBA Sale Commitments	355

Net change in unrealized appreciation/(depreciation) from investments in affiliates, non-affiliates and TBA Sale Commitments	2,859,931

Net realized/unrealized gains from affiliated and non-affiliated investments and TBA Sale Commitments	8,172,805

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,389,996

The accompanying notes are an integral part of these financial statements.

38

Statements of Changes in Net Assets

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$9,217,191	$19,607,520
Net realized gains from non-affiliated investments	5,312,874	10,929,972
Net change in unrealized appreciation/(depreciation) from investments in affiliates, non-affiliates and TBA Sale Commitments	2,859,931	1,592,632

Change in net assets resulting from operations	17,389,996	32,130,124

Distributions to Shareholders From:
Net investment income:
Class A	(1,888,127)	(3,324,965)
Class B (a)	–	(600)
Class C	(5,831)	(8,348)
Institutional Class	(7,886,191)	(17,534,653)
Net realized gains:
Class A	(2,307,524)	(3,118,871)
Class B (a)	–	(2,129)
Class C	(7,757)	(9,773)
Institutional Class	(7,368,767)	(13,387,543)

Change in net assets from shareholder distributions	(19,464,197)	(37,386,882)

Change in net assets from capital transactions	176,613,809	(79,081,381)

Change in net assets	174,539,608	(84,338,139)

Net Assets:
Beginning of period	876,247,123	960,585,262

End of period	$1,050,786,731	$876,247,123

Accumulated distributions in excess of net investment income at end of period	$(581,987)	$(19,029)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$28,854,027	$147,867,288
Proceeds from shares issued from class conversion	–	112,662
Dividends reinvested	3,960,173	6,124,814
Cost of shares redeemed	(20,631,057)	(125,182,736)

Total Class A Shares	12,183,143	28,922,028

Class B Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	1,606
Cost of shares redeemed in class conversion	–	(112,662)
Cost of shares redeemed	–	(11,677)

Total Class B Shares	–	(122,733)

Class C Shares
Proceeds from shares issued	1,006,214	239,062
Dividends reinvested	11,242	14,678
Cost of shares redeemed	(91,176)	(197,595)

Total Class C Shares	926,280	56,145

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.

39

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$195,595,170	$36,803,965
Dividends reinvested	15,254,938	30,922,134
Cost of shares redeemed	(47,345,722)	(175,662,920)

Total Institutional Class Shares	163,504,386	(107,936,821)

Change in net assets from capital transactions	$176,613,809	$(79,081,381)

SHARE TRANSACTIONS:
Class A Shares
Issued	2,551,592	13,101,751
Issued in class conversion	–	10,134
Reinvested	350,838	551,236
Redeemed	(1,820,583)	(11,139,045)

Total Class A Shares	1,081,847	2,524,076

Class B Shares(a)
Issued	–	–
Reinvested	–	145
Redeemed in class conversion	–	(10,134)
Redeemed	–	(1,049)

Total Class B Shares	–	(11,038)

Class C Shares
Issued	89,333	21,281
Reinvested	996	1,321
Redeemed	(8,077)	(17,563)

Total Class C Shares	82,252	5,039

Institutional Class Shares
Issued	17,319,950	3,287,644
Reinvested	1,353,307	2,783,051
Redeemed	(4,195,023)	(15,798,317)

Total Institutional Class Shares	14,478,234	(9,727,622)

Total change in shares	15,642,333	(7,209,545)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.

The accompanying notes are an integral part of these financial statements.

40

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$11.31	0.09	0.11	0.20	(0.10)	(0.12)	(0.22)	$11.29	1.82%		$218,527,158	0.66%	1.67%	0.66%	146.90%
Year Ended October 31, 2014 (f)	$11.34	0.22	0.18	0.40	(0.24)	(0.19)	(0.43)	$11.31	3.64%		$206,721,780	0.66%	1.96%	0.66%	227.55%
Year Ended October 31, 2013 (f)	$11.91	0.22	(0.43)	(0.21)	(0.26)	(0.10)	(0.36)	$11.34	(1.82%	)	$178,667,547	0.66%	1.91%	0.66%	195.99%
Year Ended October 31, 2012 (f)	$11.75	0.26	0.28	0.54	(0.29)	(0.09)	(0.38)	$11.91	4.64%		$186,993,992	0.68%	2.19%	0.69%	159.60%
Year Ended October 31, 2011 (f)	$11.59	0.31	0.18	0.49	(0.33)	–	(0.33)	$11.75	4.36%		$203,110,754	0.67%	2.69%	0.69%	117.95%
Year Ended October 31, 2010 (f)	$11.20	0.32	0.47	0.79	(0.40)	–	(0.40)	$11.59	7.19%		$160,930,874	0.67%	2.86%	0.72%	177.67%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$11.31	0.05	0.11	0.16	(0.06)	(0.12)	(0.18)	$11.29	1.48%		$1,550,279	1.33%	0.97%	1.33%	146.90%
Year Ended October 31, 2014 (f)	$11.35	0.15	0.16	0.31	(0.16)	(0.19)	(0.35)	$11.31	2.89%		$623,307	1.31%	1.31%	1.31%	227.55%
Year Ended October 31, 2013 (f)	$11.92	0.15	(0.43)	(0.28)	(0.19)	(0.10)	(0.29)	$11.35	(2.43%	)	$568,238	1.28%	1.31%	1.28%	195.99%
Year Ended October 31, 2012 (f)	$11.76	0.18	0.29	0.47	(0.22)	(0.09)	(0.31)	$11.92	4.01%		$637,007	1.28%	1.55%	1.29%	159.60%
Year Ended October 31, 2011 (f)	$11.60	0.24	0.18	0.42	(0.26)	–	(0.26)	$11.76	3.72%		$197,162	1.28%	2.10%	1.30%	117.95%
Year Ended October 31, 2010 (f)	$11.20	0.25	0.47	0.72	(0.32)	–	(0.32)	$11.60	6.57%		$258,817	1.29%	2.24%	1.34%	177.67%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$11.29	0.12	0.09	0.21	(0.12)	(0.12)	(0.24)	$11.26	1.94%		$830,709,294	0.25%	2.07%	0.25%	146.90%
Year Ended October 31, 2014 (f)	$11.32	0.26	0.18	0.44	(0.28)	(0.19)	(0.47)	$11.29	4.06%		$668,902,036	0.26%	2.37%	0.26%	227.55%
Year Ended October 31, 2013 (f)	$11.90	0.26	(0.44)	(0.18)	(0.30)	(0.10)	(0.40)	$11.32	(1.53%	)	$781,224,314	0.28%	2.29%	0.28%	195.99%
Year Ended October 31, 2012 (f)	$11.73	0.30	0.30	0.60	(0.34)	(0.09)	(0.43)	$11.90	5.15%		$1,171,787,835	0.29%	2.59%	0.29%	159.60%
Year Ended October 31, 2011 (f)	$11.58	0.35	0.18	0.53	(0.38)	–	(0.38)	$11.73	4.68%		$1,102,711,963	0.28%	3.08%	0.30%	117.95%
Year Ended October 31, 2010 (f)	$11.19	0.37	0.47	0.84	(0.45)	–	(0.45)	$11.58	7.64%		$1,028,444,159	0.30%	3.24%	0.35%	177.67%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

41

Fund Overview	Nationwide International Index Fund

Asset Allocation†

Common Stocks	98.4%
Repurchase Agreement	4.3%
Preferred Stocks	0.6%
Mutual Fund	0.4%
Rights††	0.0%
Liabilities in excess of other assets	(3.7)%
100.0%

Top Holdings†††

Nestle SA	1.8%
Novartis AG	1.7%
Roche Holding AG	1.4%
HSBC Holdings PLC	1.4%
Toyota Motor Corp.	1.4%
BP PLC	0.9%
Royal Dutch Shell PLC	0.9%
Sanofi	0.9%
Bayer AG	0.9%
TOTAL SA	0.8%
Other Holdings*	87.9%
100.0%

Top Industries†††

Banks	13.0%
Pharmaceuticals	9.1%
Insurance	5.3%
Oil, Gas & Consumable Fuels	5.2%
Automobiles	4.1%
Food Products	3.8%
Chemicals	3.3%
Diversified Telecommunication Services	3.0%
Metals & Mining	2.9%
Machinery	2.4%
Other Industries*	47.9%
100.0%

Top Countries†††

Japan	21.2%
United Kingdom	17.4%
Switzerland	9.3%
France	9.2%
Germany	8.7%
Australia	7.0%
Netherlands	3.4%
Spain	3.4%
Hong Kong	3.1%
Sweden	2.8%
Other Countries*	14.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

42

Shareholder Expense Example	Nationwide International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide International Index Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,055.20	3.57	0.70
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.51	0.70
Class C Shares	Actual	(a)	1,000.00	1,051.00	6.97	1.37
	Hypothetical	(a)(b)	1,000.00	1,018.00	6.85	1.37
Class R Shares	Actual	(a)	1,000.00	1,053.40	4.58	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90
Institutional Class Shares	Actual	(a)	1,000.00	1,057.10	1.53	0.30
	Hypothetical	(a)(b)	1,000.00	1,023.31	1.51	0.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

43

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.4%

	Shares	Market Value

AUSTRALIA 7.3%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	93,307	$660,401

Airlines 0.0%†
Qantas Airways Ltd.*	81,247	217,168

Banks 2.6%
Australia & New Zealand Banking Group Ltd.	384,082	10,277,213
Bank of Queensland Ltd.	56,650	581,735
Bendigo & Adelaide Bank Ltd.	60,878	579,501
Commonwealth Bank of Australia	226,499	15,854,240
National Australia Bank Ltd.	329,416	9,538,363
Westpac Banking Corp.	433,820	12,463,937

		49,294,989

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,490	635,436
Treasury Wine Estates Ltd.	91,860	402,876

		1,038,312

Biotechnology 0.3%
CSL Ltd.	65,952	4,727,657

Capital Markets 0.1%
Macquarie Group Ltd.	39,729	2,434,295
Platinum Asset Management Ltd.	32,780	195,083

		2,629,378

Chemicals 0.1%
Incitec Pivot Ltd.	227,363	714,038
Orica Ltd.	50,373	798,294

		1,512,332

Commercial Services & Supplies 0.1%
Brambles Ltd.	216,754	1,847,535

Construction & Engineering 0.0%†
CIMIC Group Ltd.	14,708	243,561

Construction Materials 0.0%†
Boral Ltd. (a)	104,859	522,344

Containers & Packaging 0.1%
Amcor Ltd.	170,991	1,820,386

Diversified Financial Services 0.1%
ASX Ltd.	28,964	962,083

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	599,078	2,944,890
TPG Telecom Ltd.	36,631	256,995

		3,201,885

Electric Utilities 0.0%†
AusNet Services	238,266	277,059

Energy Equipment & Services 0.0%†
WorleyParsons Ltd. (b)	29,376	266,175

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	156,771	$5,403,785
Woolworths Ltd.	179,046	4,157,025

		9,560,810

Gas Utilities 0.1%
APA Group	153,354	1,159,815

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,953	523,683

Health Care Providers & Services 0.1%
Healthscope Ltd.	160,524	359,745
Ramsay Health Care Ltd.	18,168	895,614
Sonic Healthcare Ltd.	51,877	813,014

		2,068,373

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	56,505	578,599
Flight Centre Travel Group Ltd.	7,812	267,159
Tabcorp Holdings Ltd.	108,283	415,988
Tatts Group Ltd.	191,397	609,684

		1,871,430

Information Technology Services 0.0%†
Computershare Ltd.	67,488	654,661

Insurance 0.4%
AMP Ltd.	410,321	2,078,470
Insurance Australia Group Ltd.	321,741	1,474,547
Medibank Pvt Ltd.*	378,235	660,377
QBE Insurance Group Ltd.	193,635	2,088,498
Suncorp Group Ltd.	178,259	1,843,442

		8,145,334

Media 0.0%†
REA Group Ltd.	7,038	261,782

Metals & Mining 1.1%
Alumina Ltd.	335,730	407,391
BHP Billiton Ltd.	447,296	11,422,318
BHP Billiton PLC	295,311	7,098,238
Fortescue Metals Group Ltd. (a)	204,746	345,880
Iluka Resources Ltd.	59,178	377,103
Newcrest Mining Ltd.*	103,034	1,154,958

		20,805,888

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	78,270	271,443

Multi-Utilities 0.1%
AGL Energy Ltd.	92,525	1,109,988

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	36,210	1,009,893
Origin Energy Ltd.	150,159	1,500,942
Santos Ltd.	133,647	870,354
Woodside Petroleum Ltd.	105,287	2,903,522

		6,284,711

44

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Professional Services 0.1%
ALS Ltd.	50,408	$208,209
Seek Ltd.	44,905	574,365

		782,574

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC* (b)	1,554,139	0
Dexus Property Group	126,221	733,414
Federation Centres	198,807	461,891
Goodman Group	240,254	1,178,902
GPT Group (The)	229,147	807,580
Mirvac Group	525,399	832,356
Novion Property Group	284,819	553,962
Scentre Group	760,948	2,241,504
Stockland	335,913	1,174,018
Westfield Corp.	272,744	2,027,790

		10,011,417

Real Estate Management & Development 0.1%
Lend Lease Group	75,168	949,768

Road & Rail 0.1%
Asciano Ltd.	129,980	675,365
Aurizon Holdings Ltd.	307,536	1,174,064

		1,849,429

Transportation Infrastructure 0.1%
Sydney Airport	152,641	648,428
Transurban Group	247,748	1,936,916

		2,585,344

		138,117,715

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	40,702	1,149,165
Raiffeisen Bank International AG	15,700	260,626

		1,409,791

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,623	183,972

Machinery 0.0%†
Andritz AG	10,232	599,050

Metals & Mining 0.0%†
voestalpine AG	15,441	646,484

Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,520	649,697

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	132,637	399,006

		3,888,000

Common Stocks (continued)

	Shares	Market Value

BELGIUM 1.3%
Banks 0.1%
KBC Groep NV*	35,233	$2,318,095

Beverages 0.7%
Anheuser-Busch InBev NV	112,242	13,665,278

Chemicals 0.1%
Solvay SA	8,185	1,205,201
Umicore SA	12,887	640,570

		1,845,771

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA*	11,059	970,780

Diversified Telecommunication Services 0.0%†
Belgacom SA	20,924	779,311

Food & Staples Retailing 0.1%
Colruyt SA	9,237	436,564
Delhaize Group SA	14,193	1,142,542

		1,579,106

Insurance 0.1%
Ageas	30,002	1,127,242

Media 0.0%†
Telenet Group Holding NV*	6,966	418,624

Pharmaceuticals 0.1%
UCB SA*	17,376	1,251,643

		23,955,850

BERMUDA 0.0%†
Energy Equipment & Services 0.0%†
Seadrill Ltd.	56,686	722,488

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	313,806

DENMARK 1.7%
Banks 0.1%
Danske Bank A/S	92,316	2,618,145

Beverages 0.1%
Carlsberg A/S, Class B	14,785	1,347,927

Chemicals 0.1%
Novozymes A/S, Class B	33,435	1,542,574

Commercial Services & Supplies 0.0%†
ISS A/S	17,312	584,781

Diversified Telecommunication Services 0.1%
TDC A/S	121,564	925,517

Electrical Equipment 0.1%
Vestas Wind Systems A/S	32,200	1,460,510

45

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,971	$1,303,619
William Demant Holding A/S*	2,569	211,336

		1,514,955

Insurance 0.0%†
Tryg A/S	2,790	302,979

Marine 0.2%
AP Moeller — Maersk A/S, Class A	530	1,021,785
AP Moeller — Maersk A/S, Class B	1,015	2,014,353

		3,036,138

Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B	280,475	15,746,055

Road & Rail 0.0%†
DSV A/S	24,111	836,403

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	15,789	1,631,975

		31,547,959

FINLAND 0.8%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,662	508,953

Communications Equipment 0.2%
Nokia OYJ	518,442	3,498,153

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,698	603,454

Electric Utilities 0.1%
Fortum OYJ	61,675	1,217,922

Insurance 0.2%
Sampo OYJ, Class A	63,482	3,075,975

Machinery 0.2%
Kone OYJ, Class B	43,464	1,869,892
Metso OYJ	15,487	440,240
Wartsila OYJ Abp	20,872	957,608

		3,267,740

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	16,903	459,728

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	77,766	818,353
UPM-Kymmene OYJ	73,736	1,334,221

		2,152,574

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	438,723

		15,223,222

FRANCE 9.5%
Aerospace & Defense 0.5%
Airbus Group NV	81,939	5,678,548
Safran SA (a)	38,251	2,794,899

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Aerospace & Defense (continued)
Thales SA	13,880	$844,956
Zodiac Aerospace	25,856	949,517

		10,267,920

Air Freight & Logistics 0.0%†
Bollore SA	72,300	413,198

Auto Components 0.2%
Cie Generale des Etablissements Michelin	25,647	2,860,047
Valeo SA	10,873	1,743,157

		4,603,204

Automobiles 0.2%
Peugeot SA*	53,644	1,014,173
Renault SA	27,511	2,894,644

		3,908,817

Banks 0.9%
BNP Paribas SA	148,146	9,355,614
Credit Agricole SA	145,078	2,257,176
Natixis SA	125,263	1,036,860
Societe Generale SA	100,828	5,040,866

		17,690,516

Beverages 0.2%
Pernod Ricard SA	30,146	3,746,662
Remy Cointreau SA	3,914	294,470

		4,041,132

Building Products 0.2%
Cie de Saint-Gobain	62,899	2,858,576

Chemicals 0.4%
Air Liquide SA	48,244	6,309,371
Arkema SA	8,582	690,622

		6,999,993

Commercial Services & Supplies 0.1%
Edenred	27,113	726,882
Societe BIC SA	4,012	685,376

		1,412,258

Communications Equipment 0.1%
Alcatel-Lucent*	401,518	1,394,075

Construction & Engineering 0.3%
Bouygues SA (a)	23,966	989,429
Vinci SA	65,771	4,034,047

		5,023,476

Construction Materials 0.1%
Imerys SA (a)	4,678	356,056
Lafarge SA (a)	26,628	1,942,909

		2,298,965

46

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Diversified Financial Services 0.1%
Eurazeo SA	5,230	$374,362
Wendel SA	4,324	531,087

		905,449

Diversified Telecommunication Services 0.5%
Iliad SA	3,893	919,494
Orange SA	257,077	4,234,400
Vivendi SA	169,349	4,245,360

		9,399,254

Electric Utilities 0.0%†
Electricite de France SA	35,295	898,077

Electrical Equipment 0.5%
Alstom SA*	31,473	988,703
Legrand SA	36,401	2,104,807
Schneider Electric SE	73,472	5,491,916

		8,585,426

Energy Equipment & Services 0.1%
Technip SA (a)	13,928	949,508

Food & Staples Retailing 0.2%
Carrefour SA* (a)	77,434	2,669,839
Casino Guichard Perrachon SA	7,797	689,470

		3,359,309

Food Products 0.3%
Danone SA (a)	81,014	5,862,349

Health Care Equipment & Supplies 0.2%
Essilor International SA	29,014	3,534,778

Hotels, Restaurants & Leisure 0.1%
Accor SA	24,979	1,369,719
Sodexo SA	12,950	1,310,413

		2,680,132

Information Technology Services 0.1%
AtoS	11,846	925,897
Cap Gemini SA	20,565	1,832,250

		2,758,147

Insurance 0.4%
AXA SA (a)	254,289	6,429,914
CNP Assurances	22,507	404,529
SCOR SE (a)	20,728	746,037

		7,580,480

Machinery 0.0%†
Vallourec SA	14,647	345,388

Media 0.2%
Eutelsat Communications SA	20,883	728,074
JCDecaux SA	8,908	351,902
Lagardere SCA	15,603	500,870
Numericable-SFR SAS*	14,731	818,848
Publicis Groupe SA	26,097	2,188,770

		4,588,464

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Multi-Utilities 0.3%
GDF Suez (a)	200,706	$4,083,645
Suez Environnement Co. (a)	44,996	917,708
Veolia Environnement SA* (a)	58,677	1,241,606

		6,242,959

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	298,906	16,185,748

Personal Products 0.4%
L’Oreal SA (a)	35,219	6,721,225

Pharmaceuticals 0.9%
Sanofi (a)	166,882	16,987,003

Professional Services 0.0%†
Bureau Veritas SA	29,635	697,833

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	4,041	382,555
Gecina SA	4,133	566,811
ICADE	4,938	429,487
Klepierre	24,399	1,183,490
Unibail-Rodamco SE	13,916	3,842,354

		6,404,697

Software 0.1%
Dassault Systemes	17,421	1,342,399

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SE	7,557	1,477,402
Hermes International	3,623	1,366,339
Kering (a)	10,722	1,982,892
LVMH Moet Hennessy Louis Vuitton SE	39,162	6,848,114

		11,674,747

Trading Companies & Distributors 0.0%†
Rexel SA	36,238	682,965

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	491,238
Groupe Eurotunnel SE	68,781	1,102,735

		1,593,973

		180,892,440

GERMANY 8.4%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	134,361	4,424,273

Airlines 0.0%†
Deutsche Lufthansa AG REG*	34,068	469,854

Auto Components 0.2%
Continental AG (a)	15,456	3,622,188

Automobiles 1.0%
Bayerische Motoren Werke AG	46,339	5,466,363
Daimler AG REG	134,594	12,940,777
Volkswagen AG	3,933	996,284

		19,403,424

47

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Banks 0.1%
Commerzbank AG*	138,531	$1,868,908

Capital Markets 0.3%
Deutsche Bank AG REG	192,993	6,172,272

Chemicals 1.1%
BASF SE (a)	128,150	12,731,449
K+S AG REG	24,429	796,372
Lanxess AG	12,226	652,558
Linde AG	25,945	5,069,905
Symrise AG	17,152	1,039,985

		20,290,269

Construction Materials 0.1%
HeidelbergCement AG	19,528	1,498,979

Diversified Financial Services 0.1%
Deutsche Boerse AG	27,500	2,278,756

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	445,926	8,196,411
Telefonica Deutschland Holding AG*	80,662	499,912

		8,696,323

Electrical Equipment 0.0%†
Osram Licht AG	12,964	682,994

Food & Staples Retailing 0.1%
Metro AG	21,902	793,836

Health Care Providers & Services 0.3%
Celesio AG	6,780	201,193
Fresenius Medical Care AG & Co. KGaA	30,842	2,592,013
Fresenius SE & Co. KGaA	53,758	3,198,221

		5,991,427

Hotels, Restaurants & Leisure 0.1%
TUI AG	62,198	1,159,786

Household Products 0.1%
Henkel AG & Co. KGaA	16,271	1,648,178

Industrial Conglomerates 0.6%
Siemens AG REG	110,843	12,057,714

Insurance 0.9%
Allianz SE REG	63,626	10,830,083
Hannover Rueck SE (a)	8,506	864,641
Muenchener Rueckversicherungs- Gesellschaft AG REG	24,158	4,715,583

		16,410,307

Internet Software & Services 0.0%†
United Internet AG REG	17,156	767,028

Machinery 0.1%
GEA Group AG	24,974	1,199,400
MAN SE	4,781	518,706

		1,718,106

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Media 0.1%
Axel Springer SE	5,446	$303,823
Kabel Deutschland Holding AG*	3,086	413,576
ProSiebenSat.1 Media AG REG	29,632	1,515,001

		2,232,400

Metals & Mining 0.1%
ThyssenKrupp AG	64,285	1,708,017

Multi-Utilities 0.3%
E.ON SE	277,266	4,316,481
RWE AG	69,550	1,728,278

		6,044,759

Personal Products 0.1%
Beiersdorf AG	14,123	1,228,499

Pharmaceuticals 1.0%
Bayer AG REG*	115,553	16,631,844
Merck KGaA	17,946	1,934,671

		18,566,515

Real Estate Management & Development 0.1%
Deutsche Annington Immobilien SE	48,833	1,639,086
Deutsche Wohnen AG — Bearer Shares	39,259	1,029,751

		2,668,837

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	161,135	1,894,422

Software 0.5%
SAP SE	129,416	9,779,322

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	29,997	2,457,832
Hugo Boss AG	8,007	985,266

		3,443,098

Trading Companies & Distributors 0.1%
Brenntag AG	22,291	1,337,475

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport
Services Worldwide	4,937	312,261

		159,170,227

HONG KONG 3.2%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	152,000	391,408

Banks 0.3%
Bank of East Asia Ltd. (The)	168,350	730,390
BOC Hong Kong Holdings Ltd.	523,600	2,030,897
Hang Seng Bank Ltd.	106,300	2,070,920

		4,832,207

Diversified Financial Services 0.3%
First Pacific Co., Ltd.	330,750	320,911
Hong Kong Exchanges and Clearing Ltd.	154,400	5,885,769

		6,206,680

48

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	376,420	$503,235
PCCW Ltd.	548,000	364,837

		868,072

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	86,500	732,775
CLP Holdings Ltd.	271,000	2,372,257
Power Assets Holdings Ltd.	192,800	1,946,002

		5,051,034

Food Products 0.0%†
WH Group Ltd.* (c)	522,000	364,350

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	863,664	2,057,254

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	318,000	1,528,269
Shangri-La Asia Ltd.	159,333	241,656
SJM Holdings Ltd.	278,000	352,463

		2,122,388

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	183,500	649,388

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd.	299,500	4,403,165
NWS Holdings Ltd.	201,645	342,205

		4,745,370

Insurance 0.6%
AIA Group Ltd.	1,679,400	11,168,817

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	322,051	1,997,676

Real Estate Management & Development 0.9%
CK Hutchison Holdings Ltd.	197,000	4,273,360
Hang Lung Properties Ltd.	306,000	1,034,453
Henderson Land Development Co., Ltd.	144,516	1,158,601
Hysan Development Co., Ltd.	88,673	409,727
Kerry Properties Ltd.	85,000	346,909
New World Development Co., Ltd.	715,829	949,448
Sino Land Co., Ltd.	406,200	714,652
Sun Hung Kai Properties Ltd.	239,700	3,981,063
Swire Pacific Ltd., Class A	88,500	1,193,621
Swire Properties Ltd.	161,400	554,498
Wharf Holdings Ltd. (The)	217,270	1,565,455
Wheelock & Co., Ltd.	128,000	720,759

		16,902,546

Road & Rail 0.1%
MTR Corp., Ltd.	197,714	971,709

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	34,300	382,831

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	795,200	$809,886
Yue Yuen Industrial Holdings Ltd.	103,000	391,369

		1,201,255

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	593,014	386,181

		60,299,166

IRELAND 0.9%
Airlines 0.0%†
Ryanair Holdings PLC	26,414	309,812

Banks 0.1%
Bank of Ireland*	3,780,572	1,461,469

Construction Materials 0.2%
CRH PLC	115,098	3,233,985
James Hardie Industries PLC, CDI	61,975	711,821

		3,945,806

Food Products 0.1%
Kerry Group PLC, Class A	22,529	1,657,062

Pharmaceuticals 0.4%
Shire PLC	82,513	6,705,305

Professional Services 0.1%
Experian PLC	140,783	2,514,424

		16,593,878

ISRAEL 0.6%
Banks 0.1%
Bank Hapoalim BM	144,065	720,607
Bank Leumi Le-Israel BM*	176,976	687,843
Mizrahi Tefahot Bank Ltd.*	18,702	209,182

		1,617,632

Chemicals 0.1%
Israel Chemicals Ltd.	64,782	453,261
Israel Corp., Ltd. (The)	345	127,080

		580,341

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	256,036	484,943

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	169,621

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	120,186	7,303,026

Software 0.0%†
NICE-Systems Ltd.	7,901	474,934

		10,630,497

ITALY 2.1%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	54,315	693,000

49

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Auto Components 0.0%†
Pirelli & C. SpA	34,359	$594,476

Banks 0.7%
Banca Monte dei Paschi di Siena SpA* (a)	565,602	348,585
Banco Popolare SC*	50,865	804,149
Intesa Sanpaolo SpA	1,788,351	6,007,971
Intesa Sanpaolo SpA — RSP	124,329	378,417
UniCredit SpA	609,987	4,378,567
Unione di Banche Italiane SCPA	117,697	934,206

		12,851,895

Capital Markets 0.1%
Mediobanca SpA	81,541	791,565

Diversified Financial Services 0.0%†
EXOR SpA	13,202	609,062

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,456,396	1,718,938
Telecom Italia SpA — RSP*	824,283	793,285

		2,512,223

Electric Utilities 0.3%
Enel SpA	918,590	4,354,065
Terna Rete Elettrica Nazionale SpA	201,799	951,350

		5,305,415

Electrical Equipment 0.0%†
Prysmian SpA	27,346	557,668

Energy Equipment & Services 0.0%†
Saipem SpA* (a)	41,123	545,219

Gas Utilities 0.1%
Snam SpA	289,520	1,508,151

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	248,533	482,611

Insurance 0.2%
Assicurazioni Generali SpA	163,592	3,196,454
UnipolSai SpA	120,515	337,245

		3,533,699

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	355,992	6,830,014

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,443	1,543,883

Transportation Infrastructure 0.1%
Atlantia SpA	57,558	1,618,817

		39,977,698

JAPAN 22.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	50,300	1,125,760

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Airlines 0.1%
ANA Holdings, Inc.	163,000	$450,653
Japan Airlines Co., Ltd.	16,574	552,613

		1,003,266

Auto Components 0.8%
Aisin Seiki Co., Ltd.	26,000	1,188,926
Bridgestone Corp.	92,300	3,865,864
Denso Corp.	68,000	3,375,912
Koito Manufacturing Co., Ltd.	14,000	489,893
NGK Spark Plug Co., Ltd.	27,500	770,092
NHK Spring Co., Ltd.	20,400	233,550
NOK Corp.	13,600	427,385
Stanley Electric Co., Ltd.	20,100	450,996
Sumitomo Electric Industries Ltd.	102,900	1,453,788
Sumitomo Rubber Industries Ltd.	22,900	424,597
Toyoda Gosei Co., Ltd.	9,600	222,111
Toyota Industries Corp.	22,300	1,262,946
Yokohama Rubber Co., Ltd. (The)	30,000	322,818

		14,488,878

Automobiles 2.5%
Daihatsu Motor Co., Ltd.	27,000	391,107
Fuji Heavy Industries Ltd.	82,200	2,748,770
Honda Motor Co., Ltd.	228,600	7,663,902
Isuzu Motors Ltd.	81,900	1,085,488
Mazda Motor Corp.	73,660	1,443,883
Mitsubishi Motors Corp.	96,199	885,144
Nissan Motor Co., Ltd.	347,700	3,609,366
Suzuki Motor Corp.	49,700	1,606,410
Toyota Motor Corp.	382,000	26,590,689
Yamaha Motor Co., Ltd.	37,300	877,750

		46,902,509

Banks 2.1%
Aozora Bank Ltd.	155,000	579,768
Bank of Kyoto Ltd. (The)	45,000	490,567
Bank of Yokohama Ltd. (The)	159,000	1,009,104
Chiba Bank Ltd. (The)	107,300	881,836
Chugoku Bank Ltd. (The)	27,000	433,786
Fukuoka Financial Group, Inc.	108,600	623,934
Gunma Bank Ltd. (The)	54,000	382,389
Hachijuni Bank Ltd. (The)	58,000	452,152
Hiroshima Bank Ltd. (The)	71,000	414,698
Hokuhoku Financial Group, Inc.	170,000	406,544
Iyo Bank Ltd. (The)	34,000	423,537
Joyo Bank Ltd. (The)	91,000	497,765
Mitsubishi UFJ Financial Group, Inc.	1,777,884	12,630,710
Mizuho Financial Group, Inc.	3,219,719	6,137,689
Resona Holdings, Inc.	316,801	1,689,205
Seven Bank Ltd.	88,900	478,982
Shinsei Bank Ltd.	221,000	452,235
Shizuoka Bank Ltd. (The)	72,000	792,660
Sumitomo Mitsui Financial Group, Inc.	177,805	7,763,784

50

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc.	474,769	$2,089,904
Suruga Bank Ltd.	25,000	551,085
Yamaguchi Financial Group, Inc.	28,000	350,975

		39,533,309

Beverages 0.2%
Asahi Group Holdings Ltd.	55,800	1,794,363
Kirin Holdings Co., Ltd.	114,000	1,508,928
Suntory Beverage & Food Ltd.	19,300	820,833

		4,124,124

Building Products 0.2%
Asahi Glass Co., Ltd.	138,600	932,772
Daikin Industries Ltd.	32,100	2,162,547
LIXIL Group Corp.	35,200	733,693
TOTO Ltd.	38,200	540,425

		4,369,437

Capital Markets 0.3%
Daiwa Securities Group, Inc.	227,200	1,884,810
Nomura Holdings, Inc.	508,000	3,295,609
SBI Holdings, Inc.	27,170	360,426

		5,540,845

Chemicals 0.8%
Air Water, Inc.	20,000	355,207
Asahi Kasei Corp.	180,200	1,696,877
Daicel Corp.	38,000	458,133
Hitachi Chemical Co., Ltd.	15,600	301,953
JSR Corp.	24,800	423,024
Kaneka Corp.	41,500	289,334
Kansai Paint Co., Ltd.	31,000	552,590
Kuraray Co., Ltd.	47,100	636,921
Mitsubishi Chemical Holdings Corp.	198,600	1,236,530
Mitsubishi Gas Chemical Co., Inc.	53,000	296,152
Mitsui Chemicals, Inc.	104,100	344,154
Nippon Paint Holdings Co., Ltd.	20,100	673,304
Nitto Denko Corp.	21,510	1,378,480
Shin-Etsu Chemical Co., Ltd.	56,800	3,472,118
Sumitomo Chemical Co., Ltd.	204,200	1,148,411
Taiyo Nippon Sanso Corp.	22,000	285,525
Teijin Ltd.	124,800	423,941
Toray Industries, Inc.	203,300	1,767,216

		15,739,870

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	75,700	782,027
Park24 Co., Ltd.	13,900	277,618
Secom Co., Ltd.	29,800	2,111,968
Toppan Printing Co., Ltd.	76,000	637,210

		3,808,823

Construction & Engineering 0.2%
Chiyoda Corp.	22,000	199,647
JGC Corp.	28,000	582,704

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Construction & Engineering (continued)
Kajima Corp.	117,800	$562,710
Obayashi Corp.	89,500	597,812
Shimizu Corp.	82,000	589,731
Taisei Corp.	155,000	897,891

		3,430,495

Construction Materials 0.0%†
Taiheiyo Cement Corp.	186,000	586,133

Consumer Finance 0.1%
Acom Co., Ltd.* (a)	56,600	187,932
AEON Financial Service Co., Ltd.	16,000	407,881
Credit Saison Co., Ltd.	21,300	402,780

		998,593

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	341,556

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	294,603

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	36,200	1,045,897
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	340,632
ORIX Corp.	188,000	2,891,139

		4,277,668

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	53,254	3,595,976

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	90,200	1,195,565
Chugoku Electric Power Co., Inc. (The)	41,500	609,276
Hokuriku Electric Power Co.	22,700	335,590
Kansai Electric Power Co., Inc. (The)*	97,400	978,859
Kyushu Electric Power Co., Inc.*	59,200	631,377
Shikoku Electric Power Co., Inc.*	22,600	306,049
Tohoku Electric Power Co., Inc.	61,900	778,687
Tokyo Electric Power Co., Inc.*	196,000	800,400

		5,635,803

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,200	354,636
Mabuchi Motor Co., Ltd.	7,400	443,096
Mitsubishi Electric Corp.	270,600	3,533,957
Nidec Corp.	31,100	2,326,430

		6,658,119

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	36,200	286,476
Hamamatsu Photonics KK	19,200	560,034
Hirose Electric Co., Ltd.	4,200	591,375
Hitachi High-Technologies Corp.	8,300	240,531
Hitachi Ltd.	671,300	4,580,215
HOYA Corp.	59,600	2,297,037
Ibiden Co., Ltd.	16,200	283,332
Japan Display, Inc.	48,400	198,824

51

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp.	6,468	$3,452,936
Kyocera Corp.	44,000	2,296,865
Murata Manufacturing Co., Ltd.	28,100	3,959,684
Nippon Electric Glass Co., Ltd.	60,000	341,200
Omron Corp.	29,600	1,359,175
Shimadzu Corp.	36,000	421,086
TDK Corp.	17,000	1,224,548
Yaskawa Electric Corp.	30,000	412,185
Yokogawa Electric Corp.	28,700	336,133

		22,841,636

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	96,000	1,194,324
FamilyMart Co., Ltd.	7,900	340,198
Lawson, Inc.	8,800	632,807
Seven & i Holdings Co., Ltd.	105,500	4,534,848

		6,702,177

Food Products 0.3%
Ajinomoto Co., Inc.	81,000	1,795,986
Calbee, Inc.	9,500	386,789
Kikkoman Corp.	21,000	598,896
MEIJI Holdings Co., Ltd.	8,299	953,394
NH Foods Ltd.	24,000	524,365
Nisshin Seifun Group, Inc.	31,452	366,798
Nissin Foods Holdings Co., Ltd.	8,000	383,569
Toyo Suisan Kaisha Ltd.	11,700	409,387
Yakult Honsha Co., Ltd.	12,100	760,966
Yamazaki Baking Co., Ltd.	15,100	267,279

		6,447,429

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	1,098,815
Toho Gas Co., Ltd.	56,000	339,083
Tokyo Gas Co., Ltd.	331,400	1,912,443

		3,350,341

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	33,000	1,188,330
Sysmex Corp.	19,900	1,101,102
Terumo Corp.	41,500	1,065,921

		3,355,353

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	22,800	341,697
Medipal Holdings Corp.	16,400	223,737
Miraca Holdings, Inc.	7,900	397,445
Suzuken Co., Ltd.	10,780	337,332

		1,300,211

Health Care Technology 0.0%†
M3, Inc.	30,200	570,644

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,624	$208,944
Oriental Land Co., Ltd.	27,400	1,854,991

		2,063,935

Household Durables 0.7%
Casio Computer Co., Ltd.	30,000	606,550
Iida Group Holdings Co., Ltd.	22,500	301,988
Nikon Corp.	48,200	685,331
Panasonic Corp.	308,502	4,418,943
Rinnai Corp.	5,300	402,127
Sekisui Chemical Co., Ltd.	59,000	786,702
Sekisui House Ltd.	79,800	1,236,953
Sharp Corp. (a)	226,900	488,939
Sony Corp.*	162,300	4,906,612

		13,834,145

Household Products 0.1%
Unicharm Corp.	53,800	1,354,155

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	16,000	537,109

Industrial Conglomerates 0.2%
Keihan Electric Railway Co., Ltd.	73,000	423,389
Seibu Holdings, Inc.	17,000	492,337
Toshiba Corp.	567,700	2,274,524

		3,190,250

Information Technology Services 0.2%
Fujitsu Ltd.	258,100	1,710,780
Itochu Techno-Solutions Corp.	7,800	177,637
Nomura Research Institute Ltd.	15,800	623,508
NTT Data Corp.	17,400	778,542
Otsuka Corp.	6,300	290,172

		3,580,639

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	152,100	2,499,900
MS&AD Insurance Group Holdings, Inc.	72,455	2,073,448
Sompo Japan Nipponkoa Holdings, Inc.	45,925	1,500,362
Sony Financial Holdings, Inc.	24,400	438,042
T&D Holdings, Inc.	78,900	1,138,511
Tokio Marine Holdings, Inc.	98,300	4,007,269

		11,657,532

Internet & Catalog Retail 0.1%
Rakuten, Inc.	111,200	1,942,714

Internet Software & Services 0.1%
Kakaku.com, Inc. (a)	19,700	305,507
Mixi, Inc. (a)	5,500	215,827
Yahoo Japan Corp.	193,300	789,675

		1,311,009

52

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Leisure Products 0.2%
Bandai Namco Holdings, Inc.	24,449	$502,265
Sankyo Co., Ltd.	7,300	276,499
Sega Sammy Holdings, Inc.	24,500	342,029
Shimano, Inc.	11,300	1,618,737
Yamaha Corp.	22,800	414,326

		3,153,856

Machinery 1.3%
Amada Co., Ltd.	47,000	474,289
FANUC Corp.	26,600	5,851,008
Hino Motors Ltd.	35,000	456,602
Hitachi Construction Machinery Co., Ltd.	14,600	259,203
IHI Corp.	191,000	875,664
JTEKT Corp.	29,200	497,326
Kawasaki Heavy Industries Ltd.	195,200	1,006,033
Komatsu Ltd.	132,600	2,667,796
Kubota Corp.	160,100	2,505,728
Kurita Water Industries Ltd.	15,000	389,767
Makita Corp.	16,400	818,430
Minebea Co., Ltd.	45,000	689,991
Mitsubishi Heavy Industries Ltd.	431,200	2,389,160
Nabtesco Corp.	15,200	418,061
NGK Insulators Ltd.	36,000	808,695
NSK Ltd.	66,400	1,037,024
SMC Corp.	7,600	2,286,247
Sumitomo Heavy Industries Ltd.	75,000	465,975
THK Co., Ltd.	16,300	409,472

		24,306,471

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	533,137
Nippon Yusen KK	220,400	692,829

		1,225,966

Media 0.1%
Dentsu, Inc.	31,361	1,461,884
Hakuhodo DY Holdings, Inc.	34,200	365,997
Toho Co., Ltd.	15,400	382,779

		2,210,660

Metals & Mining 0.4%
Hitachi Metals Ltd.	30,000	469,177
JFE Holdings, Inc.	70,400	1,589,270
Kobe Steel Ltd.	424,000	770,658
Maruichi Steel Tube Ltd.	5,900	149,020
Mitsubishi Materials Corp.	156,000	561,596
Nippon Steel & Sumitomo Metal Corp.	1,086,065	2,825,090
Sumitomo Metal Mining Co., Ltd.	76,000	1,113,947
Yamato Kogyo Co., Ltd.	4,700	110,581

		7,589,339

Multiline Retail 0.1%
Don Quijote Holdings Co., Ltd.	8,000	610,355
Isetan Mitsukoshi Holdings Ltd.	48,778	789,216

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Multiline Retail (continued)
J. Front Retailing Co., Ltd.	33,600	$559,901
Marui Group Co., Ltd.	30,700	335,140
Takashimaya Co., Ltd.	37,000	345,301

		2,639,913

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	232,462
INPEX Corp.	125,600	1,576,321
JX Holdings, Inc.	325,717	1,418,394
Showa Shell Sekiyu KK	21,400	206,431
TonenGeneral Sekiyu KK	39,000	374,295

		3,807,903

Paper & Forest Products 0.0%†
Oji Holdings Corp.	108,000	480,323

Personal Products 0.2%
Kao Corp.	72,700	3,481,531
Shiseido Co., Ltd.	50,500	909,659

		4,391,190

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	299,000	4,655,639
Chugai Pharmaceutical Co., Ltd.	30,600	930,600
Daiichi Sankyo Co., Ltd.	88,500	1,537,130
Eisai Co., Ltd.	35,100	2,339,675
Hisamitsu Pharmaceutical Co., Inc.	8,900	383,536
Kyowa Hakko Kirin Co., Ltd.	30,000	439,162
Mitsubishi Tanabe Pharma Corp.	31,300	532,573
Ono Pharmaceutical Co., Ltd.	11,400	1,235,523
Otsuka Holdings Co., Ltd.	56,100	1,770,771
Santen Pharmaceutical Co., Ltd.	52,000	688,329
Shionogi & Co., Ltd.	40,300	1,328,477
Sumitomo Dainippon Pharma Co., Ltd.	21,900	247,447
Taisho Pharmaceutical Holdings Co., Ltd.	4,970	349,265
Takeda Pharmaceutical Co., Ltd.	110,500	5,673,186

		22,111,313

Professional Services 0.0%†
Recruit Holdings Co., Ltd.	19,000	639,640

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	398,258
Japan Real Estate Investment Corp.	168	793,303
Japan Retail Fund Investment Corp.	335	713,170
Nippon Building Fund, Inc.	197	980,248
Nippon Prologis REIT, Inc.	206	446,351
United Urban Investment Corp.	335	531,736

		3,863,066

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	15,950	297,530
Daito Trust Construction Co., Ltd.	10,500	1,222,731
Daiwa House Industry Co., Ltd.	84,800	1,893,162
Hulic Co., Ltd.	36,700	392,826
Mitsubishi Estate Co., Ltd.	174,600	4,109,609

53

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Real Estate Management & Development (continued)
Mitsui Fudosan Co., Ltd.	129,700	$3,844,866
Nomura Real Estate Holdings, Inc.	17,800	361,821
NTT Urban Development Corp.	18,300	190,524
Sumitomo Realty & Development Co., Ltd.	51,000	1,968,388
Tokyo Tatemono Co., Ltd.	55,000	398,786
Tokyu Fudosan Holdings Corp.	71,400	530,570

		15,210,813

Road & Rail 0.9%
Central Japan Railway Co.	20,400	3,643,573
East Japan Railway Co.	47,390	4,188,662
Hankyu Hanshin Holdings, Inc.	151,000	911,448
Keikyu Corp.	65,000	516,699
Keio Corp.	80,400	620,979
Keisei Electric Railway Co., Ltd.	39,000	462,292
Kintetsu Group Holdings Co., Ltd.	249,500	883,650
Nagoya Railroad Co., Ltd.	136,000	537,197
Nippon Express Co., Ltd.	118,500	680,243
Odakyu Electric Railway Co., Ltd.	84,100	846,257
Tobu Railway Co., Ltd.	137,000	653,094
Tokyu Corp.	151,900	1,009,921
West Japan Railway Co.	22,600	1,251,666

		16,205,681

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,700	244,040
Rohm Co., Ltd.	13,300	922,552
Tokyo Electron Ltd.	23,500	1,288,091

		2,454,683

Software 0.2%
COLOPL, Inc. (a)	7,300	149,485
GungHo Online Entertainment, Inc. (a)	49,000	201,152
Konami Corp.	12,500	229,402
Nexon Co., Ltd.	17,300	220,663
Nintendo Co., Ltd.	14,800	2,484,921
Oracle Corp. Japan	5,400	246,518
Trend Micro, Inc.	14,500	490,557

		4,022,698

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	233,286
Fast Retailing Co., Ltd.	7,500	2,954,098
Hikari Tsushin, Inc.	2,300	153,508
Nitori Holdings Co., Ltd.	9,400	722,945
Sanrio Co., Ltd. (a)	6,100	163,398
Shimamura Co., Ltd.	3,100	308,992
USS Co., Ltd.	30,600	538,799
Yamada Denki Co., Ltd. (a)	118,500	485,029

		5,560,055

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,100	510,725
Canon, Inc.	158,600	5,654,838

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Technology Hardware, Storage & Peripherals (continued)
FUJIFILM Holdings Corp.	63,500	$2,391,856
Konica Minolta, Inc.	66,100	729,883
NEC Corp.	369,000	1,227,667
Ricoh Co., Ltd.	96,100	993,168
Seiko Epson Corp.	33,400	583,644

		12,091,781

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	574,791

Tobacco 0.3%
Japan Tobacco, Inc.	153,100	5,346,384

Trading Companies & Distributors 0.8%
ITOCHU Corp.	225,100	2,771,673
Marubeni Corp.	224,000	1,387,021
Mitsubishi Corp.	195,900	4,226,879
Mitsui & Co., Ltd.	242,300	3,388,839
Sumitomo Corp.	153,800	1,816,028
Toyota Tsusho Corp.	28,800	740,496

		14,330,936

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	330,401
Mitsubishi Logistics Corp.	16,400	253,688

		584,089

Wireless Telecommunication Services 0.9%
KDDI Corp.	244,800	5,792,541
NTT DOCOMO, Inc.	216,900	3,841,840
SoftBank Corp.	134,700	8,420,144

		18,054,525

		417,351,122

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	11,989	912,371

LUXEMBOURG 0.3%
Energy Equipment & Services 0.0%†
Tenaris SA	62,692	962,587

Media 0.2%
Altice SA*	12,020	1,271,044
RTL Group SA	5,169	484,598
SES SA, FDR	43,387	1,520,550

		3,276,192

Metals & Mining 0.1%
ArcelorMittal	135,620	1,443,195

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,039	705,194

		6,387,168

54

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	$244,641
Sands China Ltd.	351,100	1,431,221
Wynn Macau Ltd. (a)	219,200	443,696

		2,119,558

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	31,288	347,017

NETHERLANDS 3.5%
Air Freight & Logistics 0.0%†
TNT Express NV	58,015	495,220

Banks 0.4%
ING Groep NV, CVA*	539,772	8,280,941

Beverages 0.2%
Heineken Holding NV	14,193	989,386
Heineken NV	32,451	2,556,426

		3,545,812

Chemicals 0.2%
Akzo Nobel NV	34,252	2,620,749
Koninklijke DSM NV	24,909	1,420,576

		4,041,325

Construction & Engineering 0.0%†
Boskalis Westminster NV	11,518	598,483
OCI NV*	13,512	402,837

		1,001,320

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	443,934	1,646,000

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	127,101	2,462,472

Industrial Conglomerates 0.2%
Koninklijke Philips NV	132,445	3,793,789

Insurance 0.2%
Aegon NV	259,535	2,047,707
Delta Lloyd NV	27,689	523,630
NN Group NV*	22,523	656,607

		3,227,944

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,171	773,566

Media 0.1%
Wolters Kluwer NV	43,417	1,406,604

Oil, Gas & Consumable Fuels 1.5%
Koninklijke Vopak NV	10,033	526,611
Royal Dutch Shell PLC, Class A	546,402	17,228,201
Royal Dutch Shell PLC, Class B	339,779	10,878,306

		28,633,118

Professional Services 0.1%
Randstad Holding NV	17,790	1,061,009

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	48,978	$5,270,668

Software 0.1%
Gemalto NV (a)	11,303	1,050,098

		66,689,886

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	94,289	596,860

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	260,317	589,031

Electric Utilities 0.0%†
Contact Energy Ltd.	51,208	221,757
Mighty River Power Ltd. (a)	101,581	233,137

		454,894

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	49,853	309,608

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	181,952	348,576

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	127,755	448,318

		2,747,287

NORWAY 0.6%
Banks 0.1%
DNB ASA	137,596	2,444,422

Chemicals 0.1%
Yara International ASA	24,897	1,275,660

Diversified Telecommunication Services 0.1%
Telenor ASA	104,072	2,350,486

Food Products 0.1%
Orkla ASA	110,770	869,841

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	487,488

Metals & Mining 0.0%†
Norsk Hydro ASA (a)	179,772	851,364

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	156,255	3,312,664

		11,591,925

PORTUGAL 0.2%
Banks 0.0%†
Banco Comercial Portugues SA, Class R* (a)	4,601,794	458,252

Electric Utilities 0.1%
EDP — Energias de Portugal SA	322,468	1,289,356

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,716	491,829

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	51,540	704,020

		2,943,457

55

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 1.4%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	$584,215

Airlines 0.0%†
Singapore Airlines Ltd.	74,613	687,498

Banks 0.6%
DBS Group Holdings Ltd.	244,050	3,878,047
Oversea-Chinese Banking Corp., Ltd. (a)	424,689	3,419,968
United Overseas Bank Ltd.	182,762	3,374,697

		10,672,712

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	14,604	445,002

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	112,900	725,703

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,131,003	3,779,357

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	291,288
Wilmar International Ltd.	260,558	639,963

		931,251

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	868,217	670,794

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	202,600	1,330,723
Sembcorp Industries Ltd.	136,243	464,302

		1,795,025

Machinery 0.0%†
Sembcorp Marine Ltd. (a)	117,200	262,139

Media 0.0%†
Singapore Press Holdings Ltd.	200,500	634,497

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	260,506	485,473
CapitaCommercial Trust	282,000	360,562
CapitaMall Trust	330,800	546,197
Suntec Real Estate Investment Trust	335,000	447,216

		1,839,448

Real Estate Management & Development 0.2%
CapitaLand Ltd.	360,345	1,002,781
City Developments Ltd.	56,099	451,370
Global Logistic Properties Ltd.	427,900	887,483
UOL Group Ltd. (a)	67,213	404,151

		2,745,785

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	294,620	682,530

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	730,100	491,912

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	$278,390

		27,226,258

SOUTH AFRICA 0.0%†
Capital Markets 0.0%†
Investec PLC	74,236	708,872

SPAIN 3.5%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA	881,744	8,859,840
Banco de Sabadell SA*	631,597	1,689,177
Banco Popular Espanol SA	245,272	1,276,164
Banco Santander SA	2,007,849	15,180,489
Bankia SA*	656,951	917,439
Bankinter SA	94,111	711,741
CaixaBank SA	323,203	1,621,042

		30,255,892

Biotechnology 0.0%†
Grifols SA	21,359	906,297

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	24,514	863,769
Ferrovial SA	59,760	1,355,233

		2,219,002

Diversified Telecommunication Services 0.5%
Telefonica SA	629,217	9,576,962

Electric Utilities 0.4%
Endesa SA	45,225	896,057
Iberdrola SA	718,955	4,812,174
Red Electrica Corp. SA	14,160	1,188,376

		6,896,607

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	82,873	663,720

Gas Utilities 0.1%
Enagas SA	24,882	766,309
Gas Natural SDG SA	48,429	1,190,776

		1,957,085

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A	63,281	2,884,472

Insurance 0.0%†
Mapfre SA	121,208	450,421

Machinery 0.0%†
Zardoya Otis SA	22,963	296,045

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	144,155	2,971,606

Specialty Retail 0.3%
Inditex SA	152,394	4,890,183

56

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	57,602	$1,061,433
Aena SA* (c)	8,565	806,980

		1,868,413

		65,836,705

SWEDEN 2.9%
Banks 0.8%
Nordea Bank AB	424,042	5,387,517
Skandinaviska Enskilda Banken AB, Class A	213,869	2,702,595
Svenska Handelsbanken AB, Class A	69,609	3,213,080
Swedbank AB, Class A	128,590	2,990,063

		14,293,255

Building Products 0.1%
Assa Abloy AB, Class B	47,511	2,756,294

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	647,324

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B (a)	424,600	4,643,758

Construction & Engineering 0.1%
Skanska AB, Class B	52,240	1,162,506

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	454,054
Investment AB Kinnevik, Class B	34,275	1,181,216
Investor AB, Class B	64,722	2,637,275

		4,272,545

Diversified Telecommunication Services 0.1%
TeliaSonera AB	367,506	2,284,833

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,461	1,276,443

Food & Staples Retailing 0.0%†
ICA Gruppen AB (a)	10,956	406,424

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	53,006	496,135
Getinge AB, Class B	27,101	658,687

		1,154,822

Household Durables 0.1%
Electrolux AB Series B	33,204	994,215
Husqvarna AB, Class B	54,120	400,308

		1,394,523

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	81,918	2,072,114

Machinery 0.6%
Alfa Laval AB	43,374	809,615
Atlas Copco AB, Class A	95,387	2,977,313
Atlas Copco AB, Class B (a)	56,219	1,565,389

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Machinery (continued)
Sandvik AB	148,117	$1,872,062
SKF AB, Class B	53,780	1,313,579
Volvo AB, Class B	216,322	2,988,533

		11,526,491

Metals & Mining 0.0%†
Boliden AB	37,383	812,171

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	29,852	483,208

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B (a)	132,423	5,264,710

Tobacco 0.1%
Swedish Match AB (a)	28,275	870,420

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	593,985

		55,915,826

SWITZERLAND 9.6%
Beverages 0.0%†
Coca-Cola HBC AG*	28,173	594,358

Biotechnology 0.1%
Actelion Ltd. REG*	14,589	1,919,633

Building Products 0.1%
Geberit AG REG	5,360	1,898,370

Capital Markets 1.0%
Credit Suisse Group AG REG*	212,669	5,628,723
Julius Baer Group Ltd.*	30,302	1,586,030
Partners Group Holding AG	2,330	730,306
UBS Group AG*	512,998	10,248,333

		18,193,392

Chemicals 0.4%
EMS-Chemie Holding AG REG	1,162	487,681
Givaudan SA REG*	1,272	2,380,134
Sika AG — Bearer Shares	296	1,015,975
Syngenta AG REG	12,906	4,318,732

		8,202,522

Construction Materials 0.1%
Holcim Ltd. REG*	32,271	2,592,346

Diversified Financial Services 0.0%†
Pargesa Holding SA — Bearer Shares	4,620	336,509

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,255	1,935,117

Electrical Equipment 0.4%
ABB Ltd. REG*	307,431	6,736,563

Energy Equipment & Services 0.0%†
Transocean Ltd. (a)	49,745	891,124

57

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Food Products 2.0%
Aryzta AG*	11,880	$801,628
Barry Callebaut AG REG*	294	356,657
Chocoladefabriken Lindt & Sprungli AG	134	732,247
Chocoladefabriken Lindt & Sprungli AG REG	15	964,862
Nestle SA REG	450,398	34,943,778

		37,799,172

Health Care Equipment & Supplies 0.0%†
Sonova Holding AG REG	7,291	1,007,286

Insurance 0.7%
Baloise Holding AG REG*	6,451	839,509
Swiss Life Holding AG REG*	4,376	1,038,429
Swiss Re AG	48,970	4,344,001
Zurich Insurance Group AG*	20,956	6,468,141

		12,690,080

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,240	1,023,664

Machinery 0.1%
Schindler Holding AG REG	2,997	499,258
Schindler Holding AG — Participation Certificate	6,189	1,046,980
Sulzer AG REG	3,461	386,207

		1,932,445

Marine 0.1%
Kuehne + Nagel International AG REG	7,435	1,115,134

Metals & Mining 0.4%
Glencore PLC*	1,481,261	7,036,837

Pharmaceuticals 3.2%
Novartis AG REG	321,279	32,793,651
Roche Holding AG	98,137	28,082,403

		60,876,054

Professional Services 0.2%
Adecco SA REG*	23,718	1,932,940
SGS SA REG	780	1,511,325

		3,444,265

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,514	658,808

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	84,510	674,016

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	72,964	6,503,497
Swatch Group AG (The) REG	6,758	598,794
Swatch Group AG (The) — Bearer Shares	4,414	1,973,302

		9,075,593

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)

Trading Companies & Distributors 0.1%
Wolseley PLC	35,803	$2,117,547

		182,750,835

UNITED KINGDOM 18.0%
Aerospace & Defense 0.5%
BAE Systems PLC	448,125	3,471,718
Cobham PLC	170,684	774,291
Meggitt PLC	110,647	894,180
Rolls-Royce Holdings PLC*	264,205	4,212,196
Rolls-Royce Holdings PLC* (b)	37,252,905	57,183

		9,409,568

Air Freight & Logistics 0.0%†
Royal Mail PLC	86,894	620,818

Airlines 0.1%
easyJet PLC	22,548	623,467
International Consolidated Airlines Group SA*	113,927	950,288

		1,573,755

Auto Components 0.1%
GKN PLC	227,217	1,218,699

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	128,612	1,915,217

Banks 2.8%
Barclays PLC	2,301,423	9,004,208
HSBC Holdings PLC	2,680,932	26,781,184
Lloyds Banking Group PLC	8,025,219	9,504,095
Royal Bank of Scotland Group PLC*	356,776	1,848,466
Standard Chartered PLC	344,246	5,636,068

		52,774,021

Beverages 0.9%
Diageo PLC	349,744	9,709,725
SABMiller PLC	135,445	7,169,495

		16,879,220

Capital Markets 0.2%
3i Group PLC	132,325	1,025,088
Aberdeen Asset Management PLC	128,177	930,754
Hargreaves Lansdown PLC	34,126	641,050
ICAP PLC	74,662	634,757
Schroders PLC	16,815	833,996

		4,065,645

Chemicals 0.1%
Croda International PLC	18,512	803,360
Johnson Matthey PLC	29,354	1,500,836

		2,304,196

Commercial Services & Supplies 0.1%
Aggreko PLC	35,433	893,803
Babcock International Group PLC	33,597	518,265

58

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Commercial Services & Supplies (continued)
G4S PLC	217,281	$974,618

		2,386,686

Containers & Packaging 0.0%†
Rexam PLC	96,340	855,093

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	43,503	1,693,373

Diversified Telecommunication Services 0.5%
BT Group PLC	1,142,326	7,967,256
Inmarsat PLC	57,821	890,360

		8,857,616

Electric Utilities 0.2%
SSE PLC	140,440	3,327,545

Energy Equipment & Services 0.1%
Amec Foster Wheeler PLC	53,983	755,827
Petrofac Ltd.	35,696	476,444
Subsea 7 SA	35,294	392,040

		1,624,311

Food & Staples Retailing 0.3%
J Sainsbury PLC	167,909	698,179
Tesco PLC	1,135,911	3,828,782
WM Morrison Supermarkets PLC	288,726	823,239

		5,350,200

Food Products 1.1%
Associated British Foods PLC	50,612	2,209,632
Tate & Lyle PLC	62,561	572,826
Unilever NV, CVA	226,778	9,892,193
Unilever PLC	180,206	7,899,240

		20,573,891

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,433	2,134,796

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	232,464	4,109,437
InterContinental Hotels Group PLC	32,812	1,403,222
Merlin Entertainments PLC (c)	71,856	480,108
Whitbread PLC	25,123	2,017,361
William Hill PLC	120,530	665,943

		8,676,071

Household Durables 0.0%†
Persimmon PLC*	40,943	1,063,058

Household Products 0.4%
Reckitt Benckiser Group PLC	90,066	8,016,274

Industrial Conglomerates 0.0%†
Smiths Group PLC	53,960	944,647

Insurance 1.2%
Admiral Group PLC	27,751	661,741
Aviva PLC	562,783	4,527,849

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Insurance (continued)
Direct Line Insurance Group PLC	201,203	$982,283
Legal & General Group PLC	825,730	3,282,342
Old Mutual PLC	682,219	2,447,204
Prudential PLC	360,570	8,977,308
RSA Insurance Group PLC	147,735	966,446
Standard Life PLC	280,678	2,006,346

		23,851,519

Machinery 0.2%
CNH Industrial NV	127,058	1,116,355
IMI PLC	37,062	710,203
Melrose Industries PLC	133,828	543,073
Weir Group PLC (The)	28,356	815,249

		3,184,880

Media 0.8%
ITV PLC	523,650	2,033,081
Pearson PLC	114,315	2,310,179
Reed Elsevier NV (a)	99,386	2,396,934
Reed Elsevier PLC	161,009	2,664,756
Sky PLC	147,030	2,424,222
WPP PLC	182,729	4,261,514

		16,090,686

Metals & Mining 0.8%
Anglo American PLC	198,261	3,359,043
Antofagasta PLC	53,455	639,818
Rio Tinto Ltd.	60,994	2,749,445
Rio Tinto PLC	178,543	7,989,997

		14,738,303

Multiline Retail 0.2%
Marks & Spencer Group PLC	235,005	1,990,142
Next PLC	21,401	2,406,125

		4,396,267

Multi-Utilities 0.5%
Centrica PLC (a)	686,945	2,682,169
National Grid PLC	528,630	7,111,843

		9,794,012

Oil, Gas & Consumable Fuels 1.5%
BG Group PLC	477,519	8,649,565
BP PLC	2,548,754	18,382,634
Tullow Oil PLC	123,440	783,729

		27,815,928

Pharmaceuticals 1.5%
AstraZeneca PLC	176,527	12,114,451
GlaxoSmithKline PLC	679,261	15,688,684

		27,803,135

Professional Services 0.1%
Capita PLC	91,825	1,607,232
Intertek Group PLC	22,096	883,078

		2,490,310

59

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	134,354	$1,711,177
Hammerson PLC	108,405	1,110,670
Intu Properties PLC	140,722	738,232
Land Securities Group PLC	112,626	2,155,271
Segro PLC	102,333	672,272

		6,387,622

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	199,447	3,388,881

Software 0.1%
Sage Group PLC (The)	150,469	1,118,768

Specialty Retail 0.2%
Dixons Carphone PLC	139,515	905,430
Kingfisher PLC	322,289	1,731,509
Sports Direct International PLC*	35,507	335,627

		2,972,566

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	61,519	1,640,036

Tobacco 1.1%
British American Tobacco PLC	260,152	14,293,698
Imperial Tobacco Group PLC	133,935	6,540,115

		20,833,813

Trading Companies & Distributors 0.2%
Ashtead Group PLC	69,922	1,198,994
Bunzl PLC	46,519	1,307,987
Travis Perkins PLC	33,119	1,052,694

		3,559,675

Water Utilities 0.1%
Severn Trent PLC	31,999	1,042,011
United Utilities Group PLC	94,403	1,404,359

		2,446,370

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,705,653	13,055,789

		341,833,260

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	25,166	1,144,982

Total Common Stocks (cost $1,515,193,256)		1,867,839,475

Preferred Stocks 0.6%
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,228	660,486
Porsche Automobil Holding SE — Preference Shares	21,973	2,084,871
Volkswagen AG — Preference Shares	22,743	5,855,089

		8,600,446

Preferred Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Chemicals 0.0%†
Fuchs Petrolub SE (a)	9,984	$420,560

Household Products 0.2%
Henkel AG & Co. KGaA	25,306	2,939,481

Total Preferred Stocks (cost $7,028,547)		11,960,487

Rights 0.0%†

	Number of Rights

ITALY 0.0%†
Insurance 0.0%†
UnipolSai SpA, expiring 05/18/15* (b)	241,030	0

Total Rights (cost $–)		0

Mutual Fund 0.4%

	Shares

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (d)(e)	8,372,938	$8,372,938

Total Mutual Fund (cost $8,372,938)		8,372,938

Repurchase Agreement 4.3%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $81,488,440, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $83,118,047. (e)(f)	$81,488,281	81,488,281

Total Repurchase Agreement (cost $81,488,281)		81,488,281

Total Investments (cost $1,612,083,022) (g) — 103.7%		1,969,661,181

Liabilities in excess of other assets — (3.7)%		(70,396,136)

NET ASSETS — 100.0%		$1,899,265,045

60

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $82,620,318.

(b)	Fair valued security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $1,651,438 which represents 0.09% of net assets.

(d)	Represents 7-day effective yield as of April 30, 2015.

(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $89,861,219.

(f)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

DJ	Dow Jones

FDR	Fiduciary Depositary Receipt

FTSE	Financial Times Stock Exchange

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SGX	Singapore Exchange

SpA	Limited Share Company

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
138	DJ Euro Stoxx 50	06/19/15	$5,528,733	$(272,576)
51	FTSE 100 Index	06/19/15	5,424,368	(66,911)
55	SGX Nikkei 225 Index	06/11/15	4,500,419	(53,385)
31	SPI 200 Index	06/18/15	3,530,746	(106,653)

			$18,984,266	$(499,525)

At April 30, 2015, the Fund had $1,402,153 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

61

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide International Index Fund
Assets:
Investments, at value (cost $1,530,594,741)*	$1,888,172,900
Repurchase agreement, at value (cost $81,488,281)	81,488,281

Total Investments, at value (total cost $1,612,083,022)	1,969,661,181

Deposits with broker for futures contracts	1,402,153
Foreign currencies, at value (cost $12,601,897)	12,885,690
Dividends receivable	6,828,125
Security lending income receivable	190,617
Receivable for investments sold	4,032,129
Receivable for capital shares issued	183,616
Reclaims receivable	2,760,348
Prepaid expenses	53,953

Total Assets	1,997,997,812

Liabilities:
Payable for investments purchased	4,112,450
Payable for capital shares redeemed	1,544,388
Payable for variation margin on futures contracts	205,548
Cash overdraft (Note 2)	2,422,772
Payable upon return of securities loaned (Note 2)	89,861,219
Accrued expenses and other payables:
Investment advisory fees	369,278
Fund administration fees	45,216
Distribution fees	47,383
Administrative servicing fees	25,941
Accounting and transfer agent fees	12,687
Trustee fees	2,758
Custodian fees	9,119
Compliance program costs (Note 3)	451
Professional fees	23,775
Printing fees	5,435
Other	44,347

Total Liabilities	98,732,767

Net Assets	$1,899,265,045

Represented by:
Capital	$1,623,080,322
Accumulated undistributed net investment income	10,127,358
Accumulated net realized losses from investments, futures, and foreign currency transactions	(91,326,734)
Net unrealized appreciation/(depreciation) from investments	357,578,159
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(499,525)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	305,465

Net Assets	$1,899,265,045

*	Includes value of securities on loan of $82,620,318 (Note 2).

62

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide International Index Fund
Net Assets:
Class A Shares	$202,593,517
Class C Shares	5,813,756
Class R Shares	3,583,387
Institutional Class Shares	1,687,274,385

Total	$1,899,265,045

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	24,009,429
Class C Shares	727,313
Class R Shares	424,430
Institutional Class Shares	198,925,365

Total	224,086,537

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.44
Class C Shares (b)	$7.99
Class R Shares	$8.44
Institutional Class Shares	$8.48
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.95

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

63

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide International Index Fund
INVESTMENT INCOME:
Dividend income	$31,715,170
Income from securities lending (Note 2)	578,268
Interest income	2,170
Foreign tax withholding	(2,172,269)

Total Income	30,123,339

EXPENSES:
Investment advisory fees	2,149,026
Fund administration fees	263,619
Distribution fees Class A	244,615
Distribution fees Class C	18,692
Distribution fees Class R	6,524
Administrative servicing fees Class A	148,839
Administrative servicing fees Class C	1,443
Administrative servicing fees Class R	1,411
Registration and filing fees	27,239
Professional fees	50,325
Printing fees	8,170
Trustee fees	24,291
Custodian fees	33,092
Accounting and transfer agent fees	48,963
Compliance program costs (Note 3)	3,288
Other	86,587

Total Expenses	3,116,124

NET INVESTMENT INCOME	27,007,215

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,165,998
Net realized gains from futures transactions (Note 2)	4,535,533
Net realized losses from foreign currency transactions (Note 2)	(3,061,097)

Net realized gains from investments, futures, and foreign currency transactions	4,640,434

Net change in unrealized appreciation/(depreciation) from investments	73,477,502
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,170,196)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,047,618

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	73,354,924

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	77,995,358

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$105,002,573

The accompanying notes are an integral part of these financial statements.

64

Statements of Changes in Net Assets

	Nationwide International Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$27,007,215	$58,037,904
Net realized gains from investments, futures, and foreign currency transactions	4,640,434	5,485,418
Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	73,354,924	(60,391,447)

Change in net assets resulting from operations	105,002,573	3,131,875

Distributions to Shareholders From:
Net investment income:
Class A	(2,705,363)	(5,800,992)
Class B (a)	–	(837)
Class C	(36,686)	(27,082)
Class R (b)	(16,487)	(24,384)
Institutional Class	(24,434,034)	(51,599,725)
Net realized gains:
Class A	(651,027)	–
Class B (a)	–	–
Class C	(9,993)	–
Class R (b)	(3,713)	–
Institutional Class	(5,092,429)	–

Change in net assets from shareholder distributions	(32,949,732)	(57,453,020)

Change in net assets from capital transactions	63,993,307	60,102,457

Change in net assets	136,046,148	5,781,312

Net Assets:
Beginning of period	1,763,218,897	1,757,437,585

End of period	$1,899,265,045	$1,763,218,897

Accumulated undistributed net investment income at end of period	$10,127,358	$10,312,713

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$18,781,132	$30,752,596
Proceeds from shares issued from class conversion	–	65,442
Dividends reinvested	3,260,884	5,638,083
Cost of shares redeemed	(24,291,188)	(30,543,600)

Total Class A Shares	(2,249,172)	5,912,521

Class B Shares (a)
Proceeds from shares issued	–	718
Dividends reinvested	–	699
Cost of shares redeemed in class conversion	–	(65,442)
Cost of shares redeemed	–	(14,175)

Total Class B Shares	–	(78,200)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

65

Statements of Changes in Net Assets (Continued)

	Nationwide International Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class C Shares
Proceeds from shares issued	$3,485,694	$1,808,383
Dividends reinvested	31,212	16,364
Cost of shares redeemed	(89,415)	(353,103)

Total Class C Shares	3,427,491	1,471,644

Class R Shares (b)
Proceeds from shares issued	2,597,455	615,152
Dividends reinvested	20,200	24,384
Cost of shares redeemed	(356,058)	(232,734)

Total Class R Shares	2,261,597	406,802

Institutional Class Shares
Proceeds from shares issued	153,089,386	135,936,739
Dividends reinvested	29,526,463	51,599,725
Cost of shares redeemed	(122,062,458)	(135,146,774)

Total Institutional Class Shares	60,553,391	52,389,690

Change in net assets from capital transactions	$63,993,307	$60,102,457

SHARE TRANSACTIONS:
Class A Shares
Issued	2,335,192	3,678,787
Issued in class conversion	–	7,685
Reinvested	427,027	669,861
Redeemed	(3,039,780)	(3,623,622)

Total Class A Shares	(277,561)	732,711

Class B Shares (a)
Issued	–	88
Reinvested	–	87
Redeemed in class conversion	–	(7,871)
Redeemed	–	(1,727)

Total Class B Shares	–	(9,423)

Class C Shares
Issued	453,296	224,979
Reinvested	4,315	2,038
Redeemed	(11,621)	(44,332)

Total Class C Shares	445,990	182,685

Class R Shares (b)
Issued	329,310	73,253
Reinvested	2,634	2,889
Redeemed	(44,387)	(27,502)

Total Class R Shares	287,557	48,640

Institutional Class Shares
Issued	19,092,546	16,245,343
Reinvested	3,841,918	6,106,747
Redeemed	(14,940,338)	(15,682,509)

Total Institutional Class Shares	7,994,126	6,669,581

Total change in shares	8,450,112	7,624,194

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

66

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide International Index Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$8.14	0.10	0.34	0.44	(0.11)	(0.03)	(0.14)	–	$8.44	5.52%		$202,593,517	0.70%	2.61%	0.70%	3.75%
Year Ended October 31, 2014 (f)	$8.41	0.25	(0.27)	(0.02)	(0.25)	–	(0.25)	–	$8.14	(0.35%	)	$197,704,418	0.70%	2.92%	0.70%	5.68%
Year Ended October 31, 2013 (f)	$6.87	0.18	1.58	1.76	(0.22)	–	(0.22)	–	$8.41	26.05%		$198,132,384	0.70%	2.44%	0.70%	3.72%
Year Ended October 31, 2012 (f)	$6.69	0.18	0.16	0.34	(0.16)	–	(0.16)	–	$6.87	5.34%		$174,590,865	0.75%	2.70%	0.76%	26.78%
Year Ended October 31, 2011 (f)	$7.28	0.19	(0.62)	(0.43)	(0.16)	–	(0.16)	–	$6.69	(5.98%	)	$385,612,863	0.73%	2.61%	0.75%	7.03%
Year Ended October 31, 2010 (f)	$6.85	0.15	0.46	0.61	(0.18)	–	(0.18)	–	$7.28	9.13%		$392,041,229	0.74%	2.27%	0.78%	6.43%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$7.73	0.09	0.30	0.39	(0.10)	(0.03)	(0.13)	–	$7.99	5.10%		$5,813,756	1.37%	2.45%	1.37%	3.75%
Year Ended October 31, 2014 (f)	$8.01	0.15	(0.23)	(0.08)	(0.20)	–	(0.20)	–	$7.73	(1.04%	)	$2,174,848	1.38%	1.92%	1.38%	5.68%
Year Ended October 31, 2013 (f)	$6.56	0.12	1.51	1.63	(0.18)	–	(0.18)	–	$8.01	25.27%		$790,140	1.32%	1.69%	1.32%	3.72%
Year Ended October 31, 2012 (f)	$6.39	0.14	0.15	0.29	(0.12)	–	(0.12)	–	$6.56	4.76%		$404,593	1.34%	2.29%	1.35%	26.78%
Year Ended October 31, 2011 (f)	$6.96	0.15	(0.60)	(0.45)	(0.12)	–	(0.12)	–	$6.39	(6.53%	)	$583,593	1.33%	2.07%	1.35%	7.03%
Year Ended October 31, 2010 (f)	$6.56	0.11	0.44	0.55	(0.15)	–	(0.15)	–	$6.96	8.55%		$668,667	1.35%	1.75%	1.39%	6.43%

Class R Shares(g)
Six Months Ended April 30, 2015 (f) (Unaudited)	$8.15	0.11	0.32	0.43	(0.11)	(0.03)	(0.14)	–	$8.44	5.34%		$3,583,387	0.90%	2.70%	0.90%	3.75%
Year Ended October 31, 2014 (f)	$8.42	0.24	(0.27)	(0.03)	(0.24)	–	(0.24)	–	$8.15	(0.42%	)	$1,115,530	0.80%	2.80%	0.80%	5.68%
Year Ended October 31, 2013 (f)	$6.89	0.17	1.57	1.74	(0.21)	–	(0.21)	–	$8.42	25.71%		$743,297	0.82%	2.27%	0.82%	3.72%
Year Ended October 31, 2012 (f)	$6.68	0.17	0.18	0.35	(0.14)	–	(0.14)	–	$6.89	5.55%		$168,392	0.84%	2.65%	0.84%	26.78%
Year Ended October 31, 2011 (f)	$7.27	0.18	(0.62)	(0.44)	(0.15)	–	(0.15)	–	$6.68	(6.12%	)	$3,355	0.87%	2.47%	0.88%	7.03%
Year Ended October 31, 2010 (f)	$6.84	0.15	0.45	0.60	(0.17)	–	(0.17)	–	$7.27	9.06%		$6,181	0.85%	2.17%	0.89%	6.43%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$8.18	0.12	0.33	0.45	(0.12)	(0.03)	(0.15)	–	$8.48	5.71%		$1,687,274,385	0.30%	3.04%	0.30%	3.75%
Year Ended October 31, 2014 (f)	$8.45	0.28	(0.27)	0.01	(0.28)	–	(0.28)	–	$8.18	0.05%		$1,562,224,101	0.30%	3.31%	0.30%	5.68%
Year Ended October 31, 2013 (f)	$6.91	0.21	1.57	1.78	(0.24)	–	(0.24)	–	$8.45	26.37%		$1,557,694,326	0.32%	2.77%	0.32%	3.72%
Year Ended October 31, 2012 (f)	$6.72	0.22	0.16	0.38	(0.19)	–	(0.19)	–	$6.91	5.93%		$1,317,225,599	0.34%	3.28%	0.35%	26.78%
Year Ended October 31, 2011 (f)	$7.31	0.22	(0.62)	(0.40)	(0.19)	–	(0.19)	–	$6.72	(5.57%	)	$1,172,141,826	0.33%	3.03%	0.35%	7.03%
Year Ended October 31, 2010 (f)	$6.87	0.18	0.46	0.64	(0.20)	–	(0.20)	–	$7.31	9.58%		$1,191,716,853	0.34%	2.67%	0.38%	6.43%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

67

Fund Overview	Nationwide Mid Cap Market Index Fund

Asset Allocation†

Common Stocks	96.2%
Repurchase Agreement	3.4%
Mutual Fund	0.3%
Other assets in excess of liabilities	0.1%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	9.1%
Banks	4.9%
Insurance	4.7%
Software	4.6%
Machinery	4.5%
Specialty Retail	4.2%
Electronic Equipment, Instruments & Components	3.6%
Health Care Equipment & Supplies	3.4%
Information Technology Services	3.3%
Chemicals	3.1%
Other Industries*	54.6%
100.0%

Top Holdings††

Signet Jewelers Ltd.	0.6%
Church & Dwight Co., Inc.	0.6%
Advance Auto Parts, Inc.	0.6%
Qorvo, Inc.	0.6%
Jarden Corp.	0.5%
Federal Realty Investment Trust	0.5%
Wabtec Corp.	0.5%
ResMed, Inc.	0.5%
Mettler-Toledo International, Inc.	0.5%
Towers Watson & Co., Class A	0.5%
Other Holdings*	94.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

68

Shareholder Expense Example	Nationwide Mid Cap Market Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Mid Cap Market Index Fund April 30, 2015			Beginning Account Value($) 11/01/14	Ending Account Value($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,061.80	3.43	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Class C Shares	Actual	(a)	1,000.00	1,058.80	6.89	1.35
	Hypothetical	(a)(b)	1,000.00	1,018.10	6.76	1.35
Class R Shares	Actual	(a)	1,000.00	1,060.70	4.75	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93
Institutional Class Shares	Actual	(a)	1,000.00	1,064.30	1.38	0.27
	Hypothetical	(a)(b)	1,000.00	1,023.46	1.35	0.27

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

69

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 96.2%

	Shares	Market Value

Aerospace & Defense 2.0%
B/E Aerospace, Inc.	81,579	$4,877,608
Esterline Technologies Corp.*	23,952	2,665,618
Exelis, Inc.	143,574	3,520,435
Huntington Ingalls Industries, Inc.	37,189	4,893,701
KLX, Inc.*	40,398	1,693,080
Orbital ATK, Inc.	45,651	3,339,827
Teledyne Technologies, Inc.*	27,161	2,851,090
Triumph Group, Inc.	38,845	2,301,178

		26,142,537

Airlines 0.8%
Alaska Air Group, Inc.	101,072	6,474,672
JetBlue Airways Corp. *	201,036	4,127,269

		10,601,941

Auto Components 0.5%
Dana Holding Corp.	126,911	2,737,471
Gentex Corp.	227,335	3,944,262

		6,681,733

Automobiles 0.2%
Thor Industries, Inc.	35,764	2,151,920

Banks 4.9%
Associated Banc-Corp.	114,828	2,159,915
BancorpSouth, Inc.	65,984	1,597,473
Bank of Hawaii Corp.	33,623	2,030,493
Cathay General Bancorp	57,161	1,633,661
City National Corp.	37,035	3,451,662
Commerce Bancshares, Inc.	63,860	2,727,461
Cullen/Frost Bankers, Inc.	42,301	3,085,435
East West Bancorp, Inc.	110,520	4,486,007
First Horizon National Corp.	180,339	2,569,831
First Niagara Financial Group, Inc.	272,515	2,478,524
FirstMerit Corp.	127,339	2,466,557
Fulton Financial Corp.	137,915	1,677,046
Hancock Holding Co.	61,629	1,794,020
International Bancshares Corp.	44,549	1,157,383
PacWest Bancorp	74,542	3,361,844
Prosperity Bancshares, Inc.	46,373	2,473,536
Signature Bank*	38,736	5,194,110
SVB Financial Group*	39,236	5,208,971
Synovus Financial Corp.	104,805	2,898,906
TCF Financial Corp.	126,347	1,978,594
Trustmark Corp.	51,999	1,237,576
Umpqua Holdings Corp.	169,680	2,886,257
Valley National Bancorp (a)	170,074	1,603,798
Webster Financial Corp.	69,698	2,497,279

		62,656,339

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	6,985	1,730,883

Common Stocks (continued)

	Shares	Market Value

Biotechnology 0.4%
United Therapeutics Corp.*	35,892	$5,731,594

Building Products 1.0%
A.O. Smith Corp.	57,795	3,693,101
Fortune Brands Home & Security, Inc.	122,155	5,448,113
Lennox International, Inc.	31,646	3,353,210

		12,494,424

Capital Markets 1.9%
Eaton Vance Corp.	91,178	3,745,592
Federated Investors, Inc., Class B	73,431	2,526,026
Janus Capital Group, Inc.	113,884	2,038,524
Raymond James Financial, Inc.	97,833	5,530,500
SEI Investments Co.	100,185	4,574,447
Stifel Financial Corp.*	51,047	2,697,324
Waddell & Reed Financial, Inc., Class A	64,339	3,173,199

		24,285,612

Chemicals 3.1%
Albemarle Corp.	86,348	5,154,976
Ashland, Inc.	49,059	6,199,095
Cabot Corp.	49,061	2,096,867
Cytec Industries, Inc.	54,883	3,034,481
Minerals Technologies, Inc.	26,720	1,809,746
NewMarket Corp.	8,144	3,639,554
Olin Corp.	59,769	1,764,978
PolyOne Corp.	68,684	2,682,110
RPM International, Inc.	102,970	4,895,194
Scotts Miracle-Gro Co. (The), Class A	34,202	2,206,371
Sensient Technologies Corp.	36,694	2,398,320
Valspar Corp. (The)	57,591	4,670,630

		40,552,322

Commercial Services & Supplies 1.6%
Clean Harbors, Inc.*	41,216	2,277,184
Copart, Inc.*	87,613	3,116,394
Deluxe Corp.	38,413	2,487,242
Herman Miller, Inc.	45,807	1,255,570
HNI Corp.	34,009	1,586,180
MSA Safety, Inc.	24,227	1,108,143
R.R. Donnelley & Sons Co.	153,841	2,864,519
Rollins, Inc.	74,087	1,837,358
Waste Connections, Inc.	95,455	4,525,521

		21,058,111

Communications Equipment 1.0%
ARRIS Group, Inc.*	101,704	3,424,882
Ciena Corp.*	90,167	1,920,557
InterDigital, Inc.	28,596	1,564,773
JDS Uniphase Corp.*	179,155	2,268,102
Plantronics, Inc.	33,109	1,763,717
Polycom, Inc.*	103,122	1,345,742

		12,287,773

70

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering 0.5%
AECOM*	119,702	$3,777,795
Granite Construction, Inc.	27,837	966,222
KBR, Inc.	111,514	1,948,150

		6,692,167

Construction Materials 0.2%
Eagle Materials, Inc.	38,710	3,228,027

Consumer Finance 0.3%
SLM Corp.*	326,044	3,322,388

Containers & Packaging 1.9%
AptarGroup, Inc.	48,005	2,979,670
Bemis Co., Inc.	75,032	3,376,440
Greif, Inc., Class A	26,125	1,064,855
Packaging Corp. of America	75,756	5,241,558
Rock-Tenn Co., Class A	107,720	6,784,206
Silgan Holdings, Inc.	32,090	1,728,688
Sonoco Products Co.	77,524	3,464,547

		24,639,964

Distributors 0.5%
LKQ Corp.*	234,105	6,337,222

Diversified Consumer Services 1.0%
Apollo Education Group, Inc.*	74,371	1,248,317
DeVry Education Group, Inc.	44,209	1,336,880
Graham Holdings Co., Class B	3,409	3,487,168
Service Corp. International	156,101	4,320,876
Sotheby’s (a)	47,280	2,019,329

		12,412,570

Diversified Financial Services 0.7%
CBOE Holdings, Inc.	64,674	3,639,206
MSCI, Inc.	86,516	5,293,914

		8,933,120

Diversified Telecommunication Services 0.1%
Windstream Holdings, Inc. (a)	77,496	905,153

Electric Utilities 1.6%
Cleco Corp.	46,561	2,530,590
Great Plains Energy, Inc.	118,693	3,107,383
Hawaiian Electric Industries, Inc.	79,082	2,475,267
IDACORP, Inc.	38,697	2,334,590
OGE Energy Corp.	153,578	5,018,929
PNM Resources, Inc.	60,182	1,671,856
Westar Energy, Inc.	101,733	3,830,247

		20,968,862

Electrical Equipment 1.0%
Acuity Brands, Inc.	33,389	5,574,293
Hubbell, Inc., Class B	41,441	4,510,024
Regal Beloit Corp.	34,423	2,691,879

		12,776,196

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.*	73,635	$4,396,746
Avnet, Inc.	104,993	4,475,852
Belden, Inc.	32,735	2,748,103
Cognex Corp.*	66,632	2,991,111
FEI Co.	32,196	2,429,510
Ingram Micro, Inc., Class A*	120,296	3,026,647
IPG Photonics Corp.*	27,419	2,428,775
Itron, Inc.*	29,513	1,058,336
Jabil Circuit, Inc.	148,766	3,350,210
Keysight Technologies, Inc.*	129,688	4,339,361
Knowles Corp.* (a)	65,508	1,255,788
National Instruments Corp.	77,940	2,229,084
Tech Data Corp.*	29,457	1,660,491
Trimble Navigation Ltd.*	199,535	5,074,175
Vishay Intertechnology, Inc.	104,544	1,325,618
Zebra Technologies Corp., Class A*	39,206	3,610,089

		46,399,896

Energy Equipment & Services 2.3%
Atwood Oceanics, Inc.	46,280	1,544,826
Dresser-Rand Group, Inc.*	59,024	4,879,514
Dril-Quip, Inc.*	29,823	2,377,490
Helix Energy Solutions Group, Inc.*	75,852	1,250,041
Nabors Industries Ltd.	222,825	3,721,177
Oceaneering International, Inc.	76,702	4,227,047
Oil States International, Inc.*	39,566	1,882,946
Patterson-UTI Energy, Inc.	112,759	2,520,164
Rowan Cos. PLC, Class A	95,919	2,032,524
Superior Energy Services, Inc.	117,165	2,987,708
Tidewater, Inc. (a)	36,306	1,005,313
Unit Corp.*	35,688	1,243,370

		29,672,120

Food & Staples Retailing 0.3%
SUPERVALU, Inc.*	158,943	1,397,109
United Natural Foods, Inc.*	38,498	2,597,075

		3,994,184

Food Products 2.0%
Dean Foods Co.	72,508	1,178,255
Flowers Foods, Inc.	141,878	3,169,555
Hain Celestial Group, Inc. (The)*	78,310	4,717,395
Ingredion, Inc.	55,051	4,371,049
Lancaster Colony Corp.	14,955	1,340,865
Post Holdings, Inc.*	40,304	1,891,870
Tootsie Roll Industries, Inc. (a)	15,787	489,089
TreeHouse Foods, Inc.*	32,946	2,677,192
WhiteWave Foods Co. (The)*	134,292	5,904,819

		25,740,089

71

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 1.5%
Atmos Energy Corp.	77,608	$4,190,832
National Fuel Gas Co.	64,879	4,181,452
ONE Gas, Inc.	40,153	1,685,221
Questar Corp.	135,117	3,167,142
UGI Corp.	133,027	4,630,670
WGL Holdings, Inc.	38,285	2,106,058

		19,961,375

Health Care Equipment & Supplies 3.4%
Align Technology, Inc.*	55,933	3,291,098
Cooper Cos., Inc. (The)	37,176	6,619,930
Halyard Health, Inc.*	35,833	1,737,184
Hill-Rom Holdings, Inc.	43,457	2,170,243
Hologic, Inc.*	187,508	6,326,520
IDEXX Laboratories, Inc.*	36,282	4,548,674
ResMed, Inc. (a)	108,208	6,918,819
Sirona Dental Systems, Inc.*	42,772	3,967,103
STERIS Corp.	45,868	3,050,222
Teleflex, Inc.	31,907	3,923,285
Thoratec Corp.*	41,555	1,666,771

		44,219,849

Health Care Providers & Services 2.7%
Centene Corp.*	91,476	5,670,597
Community Health Systems, Inc.*	89,866	4,824,007
Health Net, Inc.*	59,209	3,117,354
LifePoint Hospitals, Inc.*	33,936	2,541,128
MEDNAX, Inc.*	73,983	5,236,517
Omnicare, Inc.	74,767	6,578,001
Owens & Minor, Inc.	48,557	1,637,342
VCA, Inc.*	63,179	3,220,233
WellCare Health Plans, Inc.*	33,834	2,619,766

		35,444,945

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	130,665	1,737,845
HMS Holdings Corp.*	68,044	1,157,428

		2,895,273

Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	48,597	2,690,816
Buffalo Wild Wings, Inc.*	14,581	2,322,753
Cheesecake Factory, Inc. (The)	35,771	1,793,200
Domino’s Pizza, Inc.	42,829	4,619,108
Dunkin’ Brands Group, Inc.	74,894	3,902,726
International Speedway Corp., Class A	21,668	787,849
Life Time Fitness, Inc.*	27,638	1,976,117
Panera Bread Co., Class A*	19,614	3,579,163
Wendy’s Co. (The)	212,292	2,148,395

		23,820,127

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.8%
Jarden Corp.*	138,121	$7,069,033
KB Home (a)	70,281	1,018,372
M.D.C. Holdings, Inc. (a)	30,273	812,527
NVR, Inc.*	2,962	3,929,063
Tempur Sealy International, Inc.*	46,907	2,857,105
Toll Brothers, Inc.*	123,043	4,372,948
Tupperware Brands Corp.	38,353	2,564,282

		22,623,330

Household Products 1.1%
Church & Dwight Co., Inc.	100,527	8,159,777
Energizer Holdings, Inc.	47,828	6,534,261

		14,694,038

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	50,179	4,842,274

Information Technology Services 3.3%
Acxiom Corp.*	59,510	1,039,045
Broadridge Financial Solutions, Inc.	93,051	5,017,310
Convergys Corp.	75,815	1,719,484
CoreLogic, Inc.*	69,135	2,703,870
DST Systems, Inc.	21,953	2,526,351
Gartner, Inc.*	67,381	5,591,275
Global Payments, Inc.	51,629	5,177,356
Jack Henry & Associates, Inc.	62,959	4,187,403
Leidos Holdings, Inc.	47,905	1,994,764
MAXIMUS, Inc.	50,707	3,245,755
NeuStar, Inc., Class A* (a)	41,467	1,244,010
Science Applications International Corp.	30,179	1,511,968
VeriFone Systems, Inc.*	87,572	3,132,451
WEX, Inc.*	29,870	3,366,648

		42,457,690

Insurance 4.7%
Alleghany Corp.*	12,321	5,834,240
American Financial Group, Inc.	56,431	3,566,439
Arthur J. Gallagher & Co.	126,832	6,066,375
Aspen Insurance Holdings Ltd.	47,922	2,239,395
Brown & Brown, Inc.	90,610	2,894,989
CNO Financial Group, Inc.	154,464	2,625,888
Everest Re Group Ltd.	34,403	6,155,041
First American Financial Corp.	82,984	2,887,013
Hanover Insurance Group, Inc. (The)	34,111	2,338,991
HCC Insurance Holdings, Inc.	74,311	4,232,755
Kemper Corp.	38,527	1,451,312
Mercury General Corp.	27,445	1,507,828
Old Republic International Corp.	185,462	2,835,714
Primerica, Inc.	40,149	1,855,687
Reinsurance Group of America, Inc.	52,948	4,851,096
RenaissanceRe Holdings Ltd.	35,234	3,611,133
StanCorp Financial Group, Inc.	32,449	2,338,924
W.R. Berkley Corp.	77,490	3,796,235

		61,089,055

72

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.1%
HSN, Inc.	25,031	$1,562,435

Internet Software & Services 0.6%
AOL, Inc.*	60,374	2,408,922
Rackspace Hosting, Inc.*	90,412	4,873,207

		7,282,129

Leisure Products 0.9%
Brunswick Corp.	71,465	3,576,108
Polaris Industries, Inc.	46,971	6,433,148
Vista Outdoor, Inc.*	49,118	2,149,404

		12,158,660

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A*	15,910	2,139,100
Bio-Techne Corp.	28,591	2,743,592
Charles River Laboratories International, Inc.*	36,438	2,520,052
Mettler-Toledo International, Inc. *	21,654	6,864,535

		14,267,279

Machinery 4.5%
AGCO Corp.	61,961	3,191,611
CLARCOR, Inc.	38,655	2,512,575
Crane Co.	37,747	2,306,719
Donaldson Co., Inc.	97,769	3,653,627
Graco, Inc.	45,419	3,252,909
Harsco Corp.	61,062	981,877
IDEX Corp.	60,250	4,519,352
ITT Corp.	70,064	2,778,038
Kennametal, Inc.	60,953	2,158,346
Lincoln Electric Holdings, Inc.	59,806	3,998,629
Nordson Corp.	44,074	3,510,494
Oshkosh Corp.	60,291	3,246,067
SPX Corp.	31,556	2,429,812
Terex Corp.	81,899	2,248,947
Timken Co. (The)	57,360	2,253,674
Trinity Industries, Inc.	119,849	3,246,709
Valmont Industries, Inc.	18,428	2,322,297
Wabtec Corp.	74,172	6,975,877
Woodward, Inc.	44,554	2,096,266

		57,683,826

Marine 0.3%
Kirby Corp.*	42,843	3,364,461

Media 1.4%
AMC Networks, Inc., Class A*	45,480	3,431,011
Cinemark Holdings, Inc.	80,171	3,417,690
DreamWorks Animation SKG, Inc., Class A* (a)	55,782	1,453,679
John Wiley & Sons, Inc., Class A	35,778	2,035,052
Live Nation Entertainment, Inc.*	111,702	2,799,252

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Meredith Corp.	28,120	$1,463,365
New York Times Co. (The), Class A	101,284	1,356,193
Time, Inc.	84,307	1,924,729

		17,880,971

Metals & Mining 1.7%
Carpenter Technology Corp.	40,753	1,762,567
Commercial Metals Co.	90,642	1,504,657
Compass Minerals International, Inc.	25,883	2,286,246
Reliance Steel & Aluminum Co.	59,711	3,864,496
Royal Gold, Inc.	50,210	3,240,051
Steel Dynamics, Inc.	185,956	4,115,206
TimkenSteel Corp.	28,969	845,605
United States Steel Corp. (a)	112,151	2,693,867
Worthington Industries, Inc.	39,047	1,055,441

		21,368,136

Multiline Retail 0.3%
Big Lots, Inc.	41,157	1,875,524
J.C. Penney Co., Inc.* (a)	234,769	1,948,583

		3,824,107

Multi-Utilities 1.0%
Alliant Energy Corp.	85,408	5,164,622
Black Hills Corp.	34,401	1,695,625
MDU Resources Group, Inc.	149,688	3,336,545
Vectren Corp.	63,592	2,745,267

		12,942,059

Oil, Gas & Consumable Fuels 2.4%
California Resources Corp.	237,561	2,209,317
Denbury Resources, Inc.	272,081	2,397,034
Energen Corp.	56,198	3,999,612
Gulfport Energy Corp.*	73,253	3,585,002
HollyFrontier Corp.	150,961	5,854,268
Peabody Energy Corp. (a)	211,630	1,001,010
Rosetta Resources, Inc.*	56,723	1,294,986
SM Energy Co.	51,944	3,011,194
Western Refining, Inc.	54,405	2,396,540
World Fuel Services Corp.	55,505	3,080,527
WPX Energy, Inc.*	156,987	2,158,571

		30,988,061

Paper & Forest Products 0.3%
Domtar Corp.	49,148	2,124,176
Louisiana-Pacific Corp.*	109,620	1,670,609

		3,794,785

Personal Products 0.2%
Avon Products, Inc.	334,739	2,734,818

Pharmaceuticals 0.2%
Akorn, Inc. *	60,131	2,503,855

73

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services 1.2%
Corporate Executive Board Co. (The)	25,779	$2,161,053
FTI Consulting, Inc.*	31,860	1,309,765
ManpowerGroup, Inc.	60,285	5,144,119
Towers Watson & Co., Class A	53,559	6,796,905

		15,411,842

Real Estate Investment Trusts (REITs) 9.1%
Alexandria Real Estate Equities, Inc.	55,458	5,123,210
American Campus Communities, Inc.	86,372	3,466,972
BioMed Realty Trust, Inc.	155,010	3,216,457
Camden Property Trust	66,764	5,012,641
Communications Sales & Leasing, Inc.*	92,995	2,797,296
Corporate Office Properties Trust	71,239	1,879,997
Corrections Corp. of America	89,918	3,308,083
Douglas Emmett, Inc.	105,039	2,993,611
Duke Realty Corp.	265,411	5,257,792
Equity One, Inc.	59,644	1,469,032
Extra Space Storage, Inc.	85,128	5,612,489
Federal Realty Investment Trust	52,862	7,066,064
Highwoods Properties, Inc.	71,539	3,079,039
Home Properties, Inc.	44,494	3,272,979
Hospitality Properties Trust	115,428	3,472,074
Kilroy Realty Corp.	66,500	4,720,835
Lamar Advertising Co., Class A	61,790	3,581,348
LaSalle Hotel Properties	86,933	3,189,572
Liberty Property Trust	114,632	3,993,779
Mack-Cali Realty Corp.	64,484	1,157,488
Mid-America Apartment Communities, Inc.	57,971	4,325,216
National Retail Properties, Inc.	101,794	3,908,890
Omega Healthcare Investors, Inc.	121,510	4,385,296
Potlatch Corp.	31,269	1,154,139
Rayonier, Inc.	97,466	2,494,155
Regency Centers Corp.	72,467	4,549,478
Senior Housing Properties Trust	180,915	3,703,330
Tanger Factory Outlet Centers, Inc.	72,452	2,432,938
Taubman Centers, Inc.	47,840	3,444,958
UDR, Inc.	199,215	6,528,276
Urban Edge Properties	67,298	1,522,954
Weingarten Realty Investors	86,774	2,842,716
WP GLIMCHER, Inc.	142,522	2,137,830

		117,100,934

Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.	34,970	1,415,586
Jones Lang LaSalle, Inc.	34,517	5,731,893

		7,147,479

Common Stocks (continued)

	Shares	Market Value

Road & Rail 1.4%
Con-way, Inc.	44,336	$1,822,210
Genesee & Wyoming, Inc., Class A*	39,477	3,669,387
J.B. Hunt Transport Services, Inc.	70,864	6,179,341
Landstar System, Inc.	34,490	2,149,072
Old Dominion Freight Line, Inc.*	52,262	3,717,396
Werner Enterprises, Inc.	34,420	924,865

		18,462,271

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	484,834	1,095,725
Atmel Corp.	320,484	2,429,269
Cree, Inc.* (a)	85,946	2,722,769
Cypress Semiconductor Corp.*	244,672	3,259,031
Fairchild Semiconductor International, Inc.*	89,739	1,630,109
Integrated Device Technology, Inc.*	114,175	2,076,843
Intersil Corp., Class A	100,493	1,341,581
Qorvo, Inc.*	114,300	7,533,513
Semtech Corp.*	51,402	1,197,153
Silicon Laboratories, Inc.*	30,176	1,559,194
SunEdison, Inc.* (a)	194,010	4,912,333
Teradyne, Inc.	167,675	3,060,069

		32,817,589

Software 4.6%
ACI Worldwide, Inc.*	89,227	2,054,898
Advent Software, Inc.	34,668	1,504,938
ANSYS, Inc.*	69,203	5,940,385
Cadence Design Systems, Inc.*	225,059	4,197,350
CDK Global, Inc.	123,867	5,935,707
CommVault Systems, Inc.*	32,503	1,487,012
FactSet Research Systems, Inc.	29,862	4,699,980
Fair Isaac Corp.	24,257	2,145,774
Fortinet, Inc.*	109,208	4,121,510
Informatica Corp.*	84,252	4,049,994
Mentor Graphics Corp.	75,334	1,802,743
PTC, Inc.*	88,485	3,392,515
Rovi Corp.* (a)	70,605	1,306,898
SolarWinds, Inc.*	51,087	2,492,024
Solera Holdings, Inc.	51,546	2,501,012
Synopsys, Inc.*	118,320	5,546,842
Tyler Technologies, Inc.*	25,855	3,153,017
Ultimate Software Group, Inc. (The)*	22,024	3,660,829

		59,993,428

Specialty Retail 4.2%
Aaron’s, Inc.	49,708	1,690,072
Abercrombie & Fitch Co., Class A (a)	52,957	1,190,473
Advance Auto Parts, Inc.	56,308	8,052,044

74

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
American Eagle Outfitters, Inc.	135,142	$2,150,109
Ann, Inc.*	35,203	1,332,786
Ascena Retail Group, Inc.*	101,497	1,521,440
Cabela’s, Inc.*	36,709	1,936,033
Chico’s FAS, Inc.	118,698	2,001,248
CST Brands, Inc.	59,392	2,477,240
Dick’s Sporting Goods, Inc.	75,532	4,098,366
Foot Locker, Inc.	109,387	6,503,057
Guess?, Inc.	49,469	905,778
Murphy USA, Inc.*	33,111	2,163,142
Office Depot, Inc.*	377,899	3,484,229
Rent-A-Center, Inc.	40,740	1,205,904
Signet Jewelers Ltd.	61,726	8,279,308
Williams-Sonoma, Inc.	65,935	4,848,201

		53,839,430

Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.* (a)	80,490	2,019,494
Diebold, Inc.	49,825	1,732,415
Lexmark International, Inc., Class A	46,688	2,072,481
NCR Corp.*	129,871	3,563,660

		9,388,050

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	40,654	4,059,708
Deckers Outdoor Corp.*	26,617	1,969,658
Kate Spade & Co.*	98,101	3,207,903

		9,237,269

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc. (a)	340,736	5,857,252
Washington Federal, Inc.	75,492	1,630,627

		7,487,879

Trading Companies & Distributors 0.7%
GATX Corp.	34,110	1,855,584
MSC Industrial Direct Co., Inc., Class A	39,063	2,775,816
NOW, Inc.* (a)	82,442	1,970,364
Watsco, Inc.	21,041	2,531,022

		9,132,786

Water Utilities 0.3%
Aqua America, Inc.	136,138	3,651,221

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	75,609	2,019,516

Total Common Stocks (cost $867,679,292)		1,242,490,379

Mutual Fund 0.3%

	Shares	Market Value

Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (b)(c)	4,447,794	$4,447,794

Total Mutual Fund (cost $4,447,794)		4,447,794

Repurchase Agreement 3.4%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $43,287,529, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $44,153,194. (c)(d)	$43,287,445	$43,287,445

Total Repurchase Agreement (cost $43,287,445)		43,287,445

Total Investments (cost $915,414,531) (e) — 99.9%		1,290,225,618

Other assets in excess of liabilities — 0.1%		982,725

NET ASSETS — 100.0%		$1,291,208,343

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $42,969,102.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $47,735,239.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

75

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
323	S&P MID 400 E-Mini	06/19/15	$48,336,950	$(542,656)

At April 30, 2015, the Fund has $2,360,600 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

76

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund
Assets:
Investments, at value (cost $872,127,086)*	$1,246,938,173
Repurchase agreement, at value (cost $43,287,445)	43,287,445

Total Investments, at value (total cost $915,414,531)	1,290,225,618

Cash	46,467,440
Deposits with broker for futures contracts	2,360,600
Dividends receivable	546,740
Security lending income receivable	80,950
Receivable for capital shares issued	427,914
Prepaid expenses	31,637

Total Assets	1,340,140,899

Liabilities:
Payable for capital shares redeemed	95,034
Payable for variation margin on futures contracts	680,965
Payable upon return of securities loaned (Note 2)	47,735,239
Accrued expenses and other payables:
Investment advisory fees	220,682
Fund administration fees	33,144
Distribution fees	83,318
Administrative servicing fees	41,996
Accounting and transfer agent fees	4,892
Trustee fees	1,836
Custodian fees	8,071
Compliance program costs (Note 3)	349
Professional fees	20,575
Printing fees	4,554
Other	1,901

Total Liabilities	48,932,556

Net Assets	$1,291,208,343

Represented by:
Capital	$838,476,217
Accumulated undistributed net investment income	2,752,078
Accumulated net realized gains from investments and futures transactions	75,711,617
Net unrealized appreciation/(depreciation) from investments	374,811,087
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(542,656)

Net Assets	$1,291,208,343

*	Includes value of securities on loan of $42,969,102 (Note 2).

77

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund
Net Assets:
Class A Shares	$342,172,068
Class C Shares	9,954,357
Class R Shares	10,519,764
Institutional Class Shares	928,562,154

Total	$1,291,208,343

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	17,746,885
Class C Shares	543,494
Class R Shares	550,051
Institutional Class Shares	47,591,470

Total	66,431,900

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$19.28
Class C Shares (b)	$18.32
Class R Shares	$19.13
Institutional Class Shares	$19.51
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$20.46

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

78

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund
INVESTMENT INCOME:
Dividend income	$10,398,380
Income from securities lending (Note 2)	339,832
Interest income	17,292

Total Income	10,755,504

EXPENSES:
Investment advisory fees	1,328,765
Fund administration fees	197,629
Distribution fees Class A	410,355
Distribution fees Class C	38,915
Distribution fees Class R	30,606
Administrative servicing fees Class A	249,358
Administrative servicing fees Class C	3,173
Administrative servicing fees Class R	9,922
Registration and filing fees	28,282
Professional fees	28,670
Printing fees	14,191
Trustee fees	17,627
Custodian fees	23,659
Accounting and transfer agent fees	14,763
Compliance program costs (Note 3)	2,365
Other	82,757

Total Expenses	2,481,037

NET INVESTMENT INCOME	8,274,467

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	88,127,952
Net realized gains from futures transactions (Note 2)	2,423,471

Net realized gains from investments and futures transactions	90,551,423

Net change in unrealized appreciation/(depreciation) from investments	(16,892,487)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(913,671)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(17,806,158)

Net realized/unrealized gains from investments and futures transactions	72,745,265

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$81,019,732

The accompanying notes are an integral part of these financial statements.

79

Statements of Changes in Net Assets

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$8,274,467	$13,580,045
Net realized gains from investments and futures transactions	90,551,423	87,307,322
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(17,806,158)	34,460,701

Change in net assets resulting from operations	81,019,732	135,348,068

Distributions to Shareholders From:
Net investment income:
Class A	(2,182,493)	(2,225,039)
Class B (a)	–	(301)
Class C	(32,315)	(16,054)
Class R (b)	(46,062)	(87,038)
Institutional Class	(8,218,965)	(9,909,917)
Net realized gains:
Class A	(21,257,241)	(13,190,020)
Class B (a)	–	(4,494)
Class C	(485,651)	(179,997)
Class R (b)	(706,013)	(577,509)
Institutional Class	(62,813,789)	(37,388,966)

Change in net assets from shareholder distributions	(95,742,529)	(63,579,335)

Change in net assets from capital transactions	16,803,157	(2,749,059)

Change in net assets	2,080,360	69,019,674

Net Assets:
Beginning of period	1,289,127,983	1,220,108,309

End of period	$1,291,208,343	$1,289,127,983

Accumulated undistributed net investment income at end of period	$2,752,078	$4,957,446

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$43,568,830	$47,423,268
Proceeds from shares issued from class conversion	–	105,295
Dividends reinvested	21,953,014	14,425,895
Cost of shares redeemed	(37,900,786)	(72,142,572)

Total Class A Shares	27,621,058	(10,188,114)

Class B Shares (a)
Proceeds from shares issued	–	2,234
Dividends reinvested	–	4,764
Cost of shares redeemed in class conversion	–	(105,295)
Cost of shares redeemed	–	(38,893)

Total Class B Shares	–	(137,190)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

80

Statements of Changes in Net Assets (Continued)

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class C Shares
Proceeds from shares issued	$3,510,098	$2,438,944
Dividends reinvested	472,111	170,624
Cost of shares redeemed	(266,503)	(425,448)

Total Class C Shares	3,715,706	2,184,120

Class R Shares (b)
Proceeds from shares issued	3,121,067	9,099,167
Dividends reinvested	163,515	365,307
Cost of shares redeemed	(9,989,746)	(6,503,823)

Total Class R Shares	(6,705,164)	2,960,651

Institutional Class Shares
Proceeds from shares issued	42,529,285	47,433,080
Dividends reinvested	71,032,754	47,298,883
Cost of shares redeemed	(121,390,482)	(92,300,489)

Total Institutional Class Shares	(7,828,443)	2,431,474

Change in net assets from capital transactions	$16,803,157	$(2,749,059)

(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

81

Statements of Changes in Net Assets (Continued)

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	2,253,391	2,517,334
Issued in class conversion	–	5,632
Reinvested	1,230,883	794,643
Redeemed	(1,970,380)	(3,813,771)

Total Class A Shares	1,513,894	(496,162)

Class B Shares (a)
Issued	–	124
Reinvested	–	271
Redeemed in class conversion	–	(5,815)
Redeemed	–	(2,141)

Total Class B Shares	–	(7,561)

Class C Shares
Issued	191,075	135,503
Reinvested	27,837	9,838
Redeemed	(14,582)	(23,279)

Total Class C Shares	204,330	122,062

Class R Shares (b)
Issued	165,484	485,897
Reinvested	9,241	20,300
Redeemed	(509,534)	(348,083)

Total Class R Shares	(334,809)	158,114

Institutional Class Shares
Issued	2,154,348	2,484,842
Reinvested	3,933,257	2,570,110
Redeemed	(6,246,581)	(4,797,895)

Total Institutional Class Shares	(158,976)	257,057

Total change in shares	1,224,439	33,510

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

82

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Mid Cap Market Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$19.62	0.09	1.00	1.09	(0.13)	(1.30)	(1.43)	–	$19.28	6.18%	$342,172,068	0.67%	0.98%		0.67%	10.73%
Year Ended October 31, 2014 (f)	$18.58	0.15	1.81	1.96	(0.13)	(0.79)	(0.92)	–	$19.62	10.98%	$318,463,597	0.68%	0.79%		0.68%	13.82%
Year Ended October 31, 2013 (f)	$14.74	0.15	4.46	4.61	(0.16)	(0.61)	(0.77)	–	$18.58	32.63%	$310,901,128	0.68%	0.88%		0.68%	11.97%
Year Ended October 31, 2012 (f)	$14.40	0.11	1.34	1.45	(0.04)	(1.07)	(1.11)	–	$14.74	11.38%	$232,877,271	0.70%	0.75%		0.70%	17.46%
Year Ended October 31, 2011 (f)	$13.64	0.08	0.95	1.03	(0.13)	(0.14)	(0.27)	–	$14.40	7.51%	$231,028,775	0.68%	0.55%		0.70%	23.58%
Year Ended October 31, 2010 (f)	$10.83	0.10	2.80	2.90	(0.09)	–	(0.09)	–	$13.64	26.88%	$197,128,439	0.67%	0.79%		0.71%	15.52%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$18.72	0.03	0.96	0.99	(0.09)	(1.30)	(1.39)	–	$18.32	5.88%	$9,954,357	1.35%	0.28%		1.35%	10.73%
Year Ended October 31, 2014 (f)	$17.83	0.02	1.73	1.75	(0.07)	(0.79)	(0.86)	–	$18.72	10.20%	$6,350,081	1.34%	0.12%		1.34%	13.82%
Year Ended October 31, 2013 (f)	$14.19	0.03	4.31	4.34	(0.09)	(0.61)	(0.70)	–	$17.83	31.93%	$3,870,760	1.28%	0.21%		1.28%	11.97%
Year Ended October 31, 2012 (f)	$13.96	0.02	1.28	1.30	–	(1.07)	(1.07)	–	$14.19	10.61%	$1,530,845	1.30%	0.15%		1.30%	17.46%
Year Ended October 31, 2011 (f)	$13.27	(0.01)	0.93	0.92	(0.09)	(0.14)	(0.23)	–	$13.96	6.89%	$1,639,282	1.29%	(0.07%	)	1.31%	23.58%
Year Ended October 31, 2010 (f)	$10.56	0.02	2.73	2.75	(0.04)	–	(0.04)	–	$13.27	26.06%	$1,183,758	1.30%	0.15%		1.34%	15.52%

Class R Shares (g)
Six Months Ended April 30, 2015 (f) (Unaudited)	$19.45	0.07	0.99	1.06	(0.08)	(1.30)	(1.38)	–	$19.13	6.07%	$10,519,764	0.93%	0.76%		0.93%	10.73%
Year Ended October 31, 2014 (f)	$18.45	0.11	1.80	1.91	(0.12)	(0.79)	(0.91)	–	$19.45	10.74%	$17,210,020	0.86%	0.61%		0.86%	13.82%
Year Ended October 31, 2013 (f)	$14.65	0.10	4.46	4.56	(0.15)	(0.61)	(0.76)	–	$18.45	32.52%	$13,406,939	0.78%	0.60%		0.78%	11.97%
Year Ended October 31, 2012 (f)	$14.35	0.10	1.33	1.43	(0.06)	(1.07)	(1.13)	–	$14.65	11.28%	$848,708	0.81%	0.66%		0.81%	17.46%
Year Ended October 31, 2011 (f)	$13.58	0.07	0.96	1.03	(0.12)	(0.14)	(0.26)	–	$14.35	7.39%	$3,789	0.77%	0.45%		0.77%	23.58%
Year Ended October 31, 2010 (f)	$10.81	0.08	2.77	2.85	(0.08)	–	(0.08)	–	$13.58	26.66%	$1,385	0.80%	0.63%		0.83%	15.52%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$19.83	0.13	1.02	1.15	(0.17)	(1.30)	(1.47)	–	$19.51	6.43%	$928,562,154	0.27%	1.39%		0.27%	10.73%
Year Ended October 31, 2014 (f)	$18.78	0.23	1.82	2.05	(0.21)	(0.79)	(1.00)	–	$19.83	11.36%	$947,104,285	0.28%	1.19%		0.28%	13.82%
Year Ended October 31, 2013 (f)	$14.88	0.21	4.52	4.73	(0.22)	(0.61)	(0.83)	–	$18.78	33.23%	$891,793,194	0.29%	1.28%		0.29%	11.97%
Year Ended October 31, 2012 (f)	$14.56	0.17	1.34	1.51	(0.12)	(1.07)	(1.19)	–	$14.88	11.79%	$722,161,015	0.30%	1.15%		0.30%	17.46%
Year Ended October 31, 2011 (f)	$13.76	0.14	0.96	1.10	(0.16)	(0.14)	(0.30)	–	$14.56	7.92%	$670,936,967	0.29%	0.94%		0.31%	23.58%
Year Ended October 31, 2010 (f)	$10.92	0.15	2.82	2.97	(0.13)	–	(0.13)	–	$13.76	27.29%	$703,653,698	0.30%	1.16%		0.34%	15.52%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

83

Fund Overview	Nationwide S&P 500 Index Fund

Asset Allocation†

Common Stocks	98.1%
Repurchase Agreement	0.3%
Mutual Fund††	0.0%
Other assets in excess of liabilities	1.6%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	6.3%
Banks	5.8%
Technology Hardware, Storage & Peripherals	4.9%
Software	3.9%
Media	3.6%
Information Technology Services	3.4%
Internet Software & Services	3.3%
Biotechnology	2.9%
Health Care Providers & Services	2.7%
Other Industries *	56.2%
100.0%

Top Holdings†††

Apple, Inc.	3.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.5%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
Procter & Gamble Co. (The)	1.2%
Verizon Communications, Inc.	1.1%
Other Holdings *	82.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

84

Shareholder Expense Example	Nationwide S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide S&P 500 Index Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,041.00	2.99	0.59
	Hypothetical	(a)(b)	1,000.00	1,021.87	2.96	0.59
Class C Shares	Actual	(a)	1,000.00	1,037.10	6.21	1.23
	Hypothetical	(a)(b)	1,000.00	1,018.70	6.16	1.23
Class R Shares	Actual	(a)	1,000.00	1,039.40	4.65	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92
Institutional Service Class Shares	Actual	(a)	1,000.00	1,041.70	2.08	0.41
	Hypothetical	(a)(b)	1,000.00	1,022.76	2.06	0.41
Institutional Class Shares	Actual	(a)	1,000.00	1,043.60	0.81	0.16
	Hypothetical	(a)(b)	1,000.00	1,024.00	0.80	0.16
Service Class Shares	Actual	(a)	1,000.00	1,041.10	2.83	0.56
	Hypothetical	(a)(b)	1,000.00	1,022.02	2.81	0.56

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

85

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 2.6%
Boeing Co. (The)	95,080	$13,628,767
General Dynamics Corp.	45,737	6,280,605
Honeywell International, Inc.	113,597	11,464,209
L-3 Communications Holdings, Inc.	11,979	1,376,507
Lockheed Martin Corp.	38,934	7,265,085
Northrop Grumman Corp.	28,797	4,435,890
Precision Castparts Corp.	20,577	4,253,060
Raytheon Co.	44,606	4,639,024
Rockwell Collins, Inc.	19,297	1,878,177
Textron, Inc.	40,181	1,767,160
United Technologies Corp.	119,940	13,643,175

		70,631,659

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	21,239	1,367,579
Expeditors International of Washington, Inc.	27,832	1,275,541
FedEx Corp.	38,242	6,484,696
United Parcel Service, Inc., Class B	100,867	10,140,159

		19,267,975

Airlines 0.5%
American Airlines Group, Inc.	104,106	5,026,758
Delta Air Lines, Inc.	119,637	5,340,596
Southwest Airlines Co.	98,116	3,979,585

		14,346,939

Auto Components 0.4%
BorgWarner, Inc.	32,866	1,945,667
Delphi Automotive PLC	42,132	3,496,956
Goodyear Tire & Rubber Co. (The)	39,126	1,109,809
Johnson Controls, Inc.	95,402	4,806,353

		11,358,785

Automobiles 0.6%
Ford Motor Co.	574,175	9,071,965
General Motors Co.	196,336	6,883,540
Harley-Davidson, Inc.	30,702	1,725,760

		17,681,265

Banks 5.7%
Bank of America Corp.	1,526,831	24,322,418
BB&T Corp.	104,620	4,005,900
Citigroup, Inc.	440,339	23,478,875
Comerica, Inc.	25,888	1,227,350
Fifth Third Bancorp	118,259	2,365,180
Huntington Bancshares, Inc.	117,573	1,276,843
JPMorgan Chase & Co.	541,134	34,232,137
KeyCorp	124,147	1,793,924
M&T Bank Corp.	19,292	2,308,674
PNC Financial Services Group, Inc. (The)	75,574	6,932,403
Regions Financial Corp.	194,915	1,916,014

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
SunTrust Banks, Inc.	76,134	$3,159,561
U.S. Bancorp	258,526	11,083,009
Wells Fargo & Co.	680,509	37,496,046
Zions Bancorporation	29,456	834,636

		156,432,970

Beverages 2.1%
Brown-Forman Corp., Class B	22,618	2,040,822
Coca-Cola Co. (The)	570,353	23,133,518
Coca-Cola Enterprises, Inc.	31,495	1,398,693
Constellation Brands, Inc., Class A*	24,431	2,832,530
Dr. Pepper Snapple Group, Inc.	28,008	2,088,837
Molson Coors Brewing Co., Class B	23,203	1,705,653
Monster Beverage Corp.*	21,222	2,909,748
PepsiCo, Inc.	215,154	20,465,448

		56,575,249

Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	29,341	4,965,377
Amgen, Inc.	110,143	17,392,681
Biogen, Inc.*	34,052	12,733,064
Celgene Corp.*	116,200	12,556,572
Gilead Sciences, Inc.*	216,175	21,727,749
Regeneron Pharmaceuticals, Inc.*	10,708	4,898,482
Vertex Pharmaceuticals, Inc.*	35,138	4,331,813

		78,605,738

Building Products 0.1%
Allegion PLC	13,936	852,186
Masco Corp.	50,735	1,343,970

		2,196,156

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	7,924	1,791,854
Ameriprise Financial, Inc.	26,490	3,318,667
Bank of New York Mellon Corp. (The)	161,673	6,845,235
BlackRock, Inc.	18,413	6,701,227
Charles Schwab Corp. (The)	167,456	5,107,408
E*TRADE Financial Corp.*	41,921	1,206,906
Franklin Resources, Inc.	56,860	2,931,702
Goldman Sachs Group, Inc. (The)	58,801	11,549,692
Invesco Ltd.	62,300	2,580,466
Legg Mason, Inc.	14,390	757,634
Morgan Stanley	223,775	8,349,045
Northern Trust Corp.	31,856	2,330,266
State Street Corp.	59,840	4,614,861
T. Rowe Price Group, Inc.	37,843	3,072,095

		61,157,058

Chemicals 2.4%
Air Products & Chemicals, Inc.	27,990	4,014,606
Airgas, Inc.	9,813	993,861

86

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
CF Industries Holdings, Inc.	6,954	$1,999,066
Dow Chemical Co. (The)	157,949	8,055,399
E.I. du Pont de Nemours & Co.	131,414	9,619,505
Eastman Chemical Co.	21,576	1,644,523
Ecolab, Inc.	39,091	4,377,410
FMC Corp.	19,351	1,147,708
International Flavors & Fragrances, Inc.	11,720	1,344,870
LyondellBasell Industries NV, Class A	57,481	5,950,433
Monsanto Co.	70,145	7,993,724
Mosaic Co. (The)	45,135	1,985,940
PPG Industries, Inc.	19,747	4,375,145
Praxair, Inc.	41,916	5,110,818
Sherwin-Williams Co. (The)	11,707	3,254,546
Sigma-Aldrich Corp.	17,334	2,408,039

		64,275,593

Commercial Services & Supplies 0.4%
ADT Corp. (The) (a)	24,842	934,059
Cintas Corp.	14,135	1,130,093
Pitney Bowes, Inc.	29,266	654,680
Republic Services, Inc.	36,384	1,478,282
Stericycle, Inc.*	12,329	1,645,059
Tyco International PLC	60,967	2,400,880
Waste Management, Inc.	61,975	3,069,622

		11,312,675

Communications Equipment 1.6%
Cisco Systems, Inc.	740,912	21,360,493
F5 Networks, Inc.*	10,471	1,277,672
Harris Corp.	15,113	1,212,667
Juniper Networks, Inc.	52,575	1,389,557
Motorola Solutions, Inc.	27,676	1,653,641
QUALCOMM, Inc.	239,421	16,280,628

		43,174,658

Construction & Engineering 0.1%
Fluor Corp.	21,451	1,290,063
Jacobs Engineering Group, Inc.*	18,623	798,182
Quanta Services, Inc.*	30,693	887,335

		2,975,580

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,974	1,280,141
Vulcan Materials Co.	19,175	1,639,846

		2,919,987

Consumer Finance 0.8%
American Express Co.	127,216	9,852,879
Capital One Financial Corp.	80,059	6,472,770
Discover Financial Services	64,914	3,763,065
Navient Corp.	58,271	1,138,615

		21,227,329

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.2%
Avery Dennison Corp.	13,135	$730,175
Ball Corp.	19,935	1,463,428
MeadWestvaco Corp.	24,304	1,186,035
Owens-Illinois, Inc.*	23,636	565,137
Sealed Air Corp.	30,503	1,390,937

		5,335,712

Distributors 0.1%
Genuine Parts Co.	22,164	1,991,435

Diversified Consumer Services 0.0%†
H&R Block, Inc.	39,951	1,208,118

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	264,693	37,377,298
CME Group, Inc.	46,025	4,184,133
Intercontinental Exchange, Inc.	16,257	3,650,184
Leucadia National Corp.	45,767	1,087,882
McGraw Hill Financial, Inc.	39,697	4,140,397
Moody’s Corp.	25,807	2,774,769
NASDAQ OMX Group, Inc. (The)	17,154	834,199

		54,048,862

Diversified Telecommunication Services 2.3%
AT&T, Inc.	753,311	26,094,693
CenturyLink, Inc.	82,222	2,956,703
Frontier Communications Corp.	145,507	998,178
Level 3 Communications, Inc.*	41,627	2,328,614
Verizon Communications, Inc.	603,124	30,421,575

		62,799,763

Electric Utilities 1.7%
American Electric Power Co., Inc.	71,065	4,041,467
Duke Energy Corp.	102,696	7,966,129
Edison International	47,290	2,881,853
Entergy Corp.	26,196	2,021,807
Eversource Energy	45,982	2,242,082
Exelon Corp.	124,799	4,245,662
FirstEnergy Corp.	61,132	2,195,250
NextEra Energy, Inc.	64,364	6,496,258
Pepco Holdings, Inc.	36,696	953,362
Pinnacle West Capital Corp.	16,050	982,260
PPL Corp.	96,806	3,294,308
Southern Co. (The)	132,062	5,850,347
Xcel Energy, Inc.	73,441	2,490,384

		45,661,169

Electrical Equipment 0.5%
AMETEK, Inc.	34,990	1,834,176
Eaton Corp. PLC	68,885	4,734,466
Emerson Electric Co.	99,452	5,850,761
Rockwell Automation, Inc.	19,667	2,332,506

		14,751,909

87

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	45,023	$2,492,924
Corning, Inc.	184,527	3,862,150
FLIR Systems, Inc.	20,291	626,789
TE Connectivity Ltd.	58,960	3,923,788

		10,905,651

Energy Equipment & Services 1.4%
Baker Hughes, Inc.	63,069	4,317,704
Cameron International Corp.*	28,118	1,541,429
Diamond Offshore Drilling, Inc. (a)	9,521	318,668
Ensco PLC, Class A	34,010	927,793
FMC Technologies, Inc.*	33,594	1,481,495
Halliburton Co.	123,324	6,036,710
Helmerich & Payne, Inc.	15,624	1,218,203
National Oilwell Varco, Inc.	59,500	3,237,395
Noble Corp. PLC	35,121	607,944
Schlumberger Ltd.	185,101	17,512,406
Transocean Ltd. (a)	49,432	930,310

		38,130,057

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	63,859	9,135,030
CVS Health Corp.	163,322	16,216,241
Kroger Co. (The)	71,312	4,914,110
Sysco Corp.	85,975	3,183,654
Walgreens Boots Alliance, Inc.	126,561	10,495,704
Wal-Mart Stores, Inc.	229,232	17,891,558
Whole Foods Market, Inc.	52,363	2,500,857

		64,337,154

Food Products 1.6%
Archer-Daniels-Midland Co.	92,063	4,500,039
Campbell Soup Co.	25,796	1,153,339
ConAgra Foods, Inc.	61,820	2,234,793
General Mills, Inc.	87,630	4,849,444
Hershey Co. (The)	21,475	1,973,982
Hormel Foods Corp.	19,548	1,062,434
J.M. Smucker Co. (The)	14,166	1,642,123
Kellogg Co.	36,746	2,327,124
Keurig Green Mountain, Inc.	17,600	2,048,112
Kraft Foods Group, Inc.	85,342	7,232,735
McCormick & Co., Inc., Non-Voting Shares	18,618	1,401,935
Mead Johnson Nutrition Co.	29,363	2,816,499
Mondelez International, Inc., Class A	239,410	9,186,162
Tyson Foods, Inc., Class A	42,408	1,675,116

		44,103,837

Gas Utilities 0.0%†
AGL Resources, Inc.	17,368	873,089

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	219,017	10,166,769
Baxter International, Inc.	78,752	5,413,412

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Becton, Dickinson and Co.	30,303	$4,268,784
Boston Scientific Corp.*	193,115	3,441,309
C.R. Bard, Inc.	10,779	1,795,566
DENTSPLY International, Inc.	20,372	1,038,972
Edwards Lifesciences Corp.*	15,652	1,982,326
Intuitive Surgical, Inc.*	5,312	2,634,646
Medtronic PLC	206,837	15,399,015
St. Jude Medical, Inc.	40,826	2,859,861
Stryker Corp.	43,429	4,005,891
Varian Medical Systems, Inc.*	14,525	1,290,546
Zimmer Holdings, Inc.	24,660	2,708,654

		57,005,751

Health Care Providers & Services 2.6%
Aetna, Inc.	51,047	5,455,393
AmerisourceBergen Corp.	30,281	3,461,118
Anthem, Inc.	38,722	5,844,312
Cardinal Health, Inc.	47,916	4,041,236
Cigna Corp.	37,511	4,675,371
DaVita HealthCare Partners, Inc.*	25,058	2,032,204
Express Scripts Holding Co.*	105,504	9,115,546
HCA Holdings, Inc.*	42,731	3,162,521
Henry Schein, Inc.*	12,164	1,667,684
Humana, Inc.	21,715	3,596,004
Laboratory Corp. of America Holdings*	14,558	1,740,555
McKesson Corp.	33,796	7,550,026
Patterson Cos., Inc.	12,394	581,960
Quest Diagnostics, Inc.	20,946	1,495,963
Tenet Healthcare Corp.*	14,297	684,255
UnitedHealth Group, Inc.	138,421	15,420,099
Universal Health Services, Inc., Class B	13,212	1,545,143

		72,069,390

Health Care Technology 0.1%
Cerner Corp.*	44,255	3,177,952

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	65,379	2,874,715
Chipotle Mexican Grill, Inc.*	4,503	2,797,894
Darden Restaurants, Inc.	18,005	1,148,179
Marriott International, Inc., Class A	30,104	2,409,825
McDonald’s Corp.	139,499	13,468,628
Royal Caribbean Cruises Ltd.	23,908	1,627,179
Starbucks Corp.	217,655	10,791,335
Starwood Hotels & Resorts Worldwide, Inc.	24,920	2,141,874
Wyndham Worldwide Corp.	17,499	1,494,415
Wynn Resorts Ltd.	11,758	1,305,961
Yum! Brands, Inc.	62,864	5,403,789

		45,463,794

Household Durables 0.4%
D.R. Horton, Inc.	48,264	1,225,906
Garmin Ltd.	17,540	792,633

88

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Harman International Industries, Inc.	9,961	$1,298,715
Leggett & Platt, Inc.	20,081	852,840
Lennar Corp., Class A	25,913	1,186,815
Mohawk Industries, Inc.*	9,007	1,562,714
Newell Rubbermaid, Inc.	39,349	1,500,377
PulteGroup, Inc.	48,099	928,311
Whirlpool Corp.	11,336	1,990,602

		11,338,913

Household Products 1.7%
Clorox Co. (The)	19,040	2,020,144
Colgate-Palmolive Co.	123,757	8,326,371
Kimberly-Clark Corp.	53,045	5,818,506
Procter & Gamble Co. (The)	391,957	31,164,501

		47,329,522

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	93,827	1,243,208
NRG Energy, Inc.	49,016	1,237,164

		2,480,372

Industrial Conglomerates 2.3%
3M Co.	92,129	14,408,054
Danaher Corp.	89,121	7,297,228
General Electric Co.	1,460,840	39,559,547
Roper Technologies, Inc.	14,566	2,449,564

		63,714,393

Information Technology Services 3.3%
Accenture PLC, Class A	91,168	8,446,715
Alliance Data Systems Corp.*	9,116	2,710,278
Automatic Data Processing, Inc.	68,965	5,830,301
Cognizant Technology Solutions Corp., Class A*	88,482	5,179,736
Computer Sciences Corp.	20,473	1,319,485
Fidelity National Information Services, Inc.	41,376	2,585,586
Fiserv, Inc.*	34,645	2,688,452
International Business Machines Corp.	133,419	22,853,341
MasterCard, Inc., Class A	141,686	12,781,494
Paychex, Inc.	47,438	2,295,525
Teradata Corp.*	21,068	926,781
Total System Services, Inc.	23,906	945,722
Visa, Inc., Class A	281,565	18,597,368
Western Union Co. (The)	75,686	1,534,912
Xerox Corp.	151,734	1,744,941

		90,440,637

Insurance 2.6%
ACE Ltd.	47,511	5,083,202
Aflac, Inc.	63,704	4,015,900
Allstate Corp. (The)	60,442	4,210,390

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
American International Group, Inc.	199,199	$11,212,912
Aon PLC	40,677	3,914,348
Assurant, Inc.	9,996	614,354
Chubb Corp. (The)	33,507	3,295,413
Cincinnati Financial Corp.	21,446	1,086,025
Genworth Financial, Inc., Class A*	72,098	633,741
Hartford Financial Services Group, Inc. (The)	61,099	2,491,006
Lincoln National Corp.	37,214	2,102,219
Loews Corp.	43,332	1,804,345
Marsh & McLennan Cos., Inc.	78,200	4,391,712
MetLife, Inc.	162,188	8,318,623
Principal Financial Group, Inc.	39,700	2,029,464
Progressive Corp. (The)	77,787	2,073,801
Prudential Financial, Inc.	65,895	5,377,032
Torchmark Corp.	18,449	1,035,173
Travelers Cos., Inc. (The)	46,645	4,716,276
Unum Group	36,493	1,246,601
XL Group PLC	37,047	1,373,703

		71,026,240

Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	55,269	23,311,359
Expedia, Inc.	14,347	1,351,918
Netflix, Inc.*	8,781	4,886,626
Priceline Group, Inc. (The)*	7,538	9,330,612
TripAdvisor, Inc.*	16,181	1,302,409

		40,182,924

Internet Software & Services 3.3%
Akamai Technologies, Inc.*	25,957	1,915,108
eBay, Inc.*	159,823	9,311,288
Equinix, Inc.	8,197	2,097,858
Facebook, Inc., Class A*	304,689	24,000,353
Google, Inc., Class A*	41,447	22,744,870
Google, Inc., Class C*	41,648	22,379,136
VeriSign, Inc.*	15,269	969,734
Yahoo!, Inc.*	126,360	5,378,513

		88,796,860

Leisure Products 0.1%
Hasbro, Inc.	16,239	1,149,559
Mattel, Inc.	49,096	1,382,543

		2,532,102

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	48,741	2,016,415
PerkinElmer, Inc.	16,406	840,972
Thermo Fisher Scientific, Inc.	57,590	7,237,911
Waters Corp.*	12,051	1,508,665

		11,603,963

89

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 1.5%
Caterpillar, Inc.	87,981	$7,643,789
Cummins, Inc.	24,446	3,379,904
Deere & Co.	49,276	4,460,464
Dover Corp.	23,665	1,791,914
Flowserve Corp.	19,553	1,144,437
Illinois Tool Works, Inc.	50,668	4,741,511
Ingersoll-Rand PLC	38,220	2,516,405
Joy Global, Inc.	14,078	600,286
PACCAR, Inc.	51,456	3,362,650
Pall Corp.	15,479	1,506,416
Parker-Hannifin Corp.	20,677	2,468,007
Pentair PLC	26,481	1,645,794
Snap-on, Inc.	8,437	1,261,753
Stanley Black & Decker, Inc.	22,847	2,254,999
Xylem, Inc.	26,462	979,623

		39,757,952

Media 3.5%
Cablevision Systems Corp., Class A (a)	31,705	633,466
CBS Corp., Non-Voting Shares, Class B	66,402	4,125,556
Comcast Corp., Class A	368,816	21,302,812
DIRECTV*	72,978	6,619,469
Discovery Communications, Inc., Class A*	21,575	698,167
Discovery Communications, Inc., Class C*	39,229	1,185,893
Gannett Co., Inc.	32,927	1,130,055
Interpublic Group of Cos., Inc. (The)	59,850	1,247,274
News Corp., Class A*	72,490	1,143,892
Omnicom Group, Inc.	35,810	2,712,966
Scripps Networks Interactive, Inc., Class A	14,142	987,960
Time Warner Cable, Inc.	40,771	6,340,706
Time Warner, Inc.	120,544	10,175,119
Twenty-First Century Fox, Inc., Class A	265,390	9,044,491
Viacom, Inc., Class B	53,004	3,681,128
Walt Disney Co. (The)	226,944	24,673,352

		95,702,306

Metals & Mining 0.4%
Alcoa, Inc.	177,403	2,380,748
Allegheny Technologies, Inc.	15,768	535,954
Freeport-McMoRan, Inc.	150,930	3,512,141
Newmont Mining Corp.	72,407	1,918,062
Nucor Corp.	46,308	2,262,609

		10,609,514

Multiline Retail 0.8%
Dollar General Corp.	44,040	3,202,148
Dollar Tree, Inc.*	29,850	2,280,838
Family Dollar Stores, Inc.	13,954	1,090,366
Kohl’s Corp.	29,321	2,100,850
Macy’s, Inc.	49,436	3,195,049
Nordstrom, Inc.	20,419	1,542,860
Target Corp.	92,451	7,287,912

		20,700,023

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 1.1%
Ameren Corp.	35,218	$1,441,825
CenterPoint Energy, Inc.	62,385	1,308,214
CMS Energy Corp.	39,982	1,356,589
Consolidated Edison, Inc.	42,511	2,616,552
Dominion Resources, Inc.	85,364	6,118,892
DTE Energy Co.	25,724	2,048,402
Integrys Energy Group, Inc.	11,544	843,866
NiSource, Inc.	45,897	1,992,848
PG&E Corp.	69,146	3,659,206
Public Service Enterprise Group, Inc.	73,469	3,051,902
SCANA Corp.	20,744	1,099,017
Sempra Energy	33,607	3,568,055
TECO Energy, Inc.	34,181	647,730
Wisconsin Energy Corp.	32,731	1,607,747

		31,360,845

Oil, Gas & Consumable Fuels 6.9%
Anadarko Petroleum Corp.	73,537	6,919,832
Apache Corp.	54,693	3,741,001
Cabot Oil & Gas Corp.	59,970	2,028,185
Chesapeake Energy Corp. (a)	75,099	1,184,311
Chevron Corp.	272,893	30,307,497
Cimarex Energy Co.	12,714	1,581,622
ConocoPhillips	178,737	12,139,817
CONSOL Energy, Inc.	33,423	1,085,579
Devon Energy Corp.	56,088	3,825,762
EOG Resources, Inc.	79,603	7,876,717
EQT Corp.	22,046	1,982,817
Exxon Mobil Corp.	608,825	53,193,040
Hess Corp.	35,264	2,711,802
Kinder Morgan, Inc.	247,329	10,622,781
Marathon Oil Corp.	97,964	3,046,680
Marathon Petroleum Corp.	39,633	3,906,625
Murphy Oil Corp.	24,218	1,153,019
Newfield Exploration Co.*	23,338	915,783
Noble Energy, Inc.	56,136	2,847,218
Occidental Petroleum Corp.	111,840	8,958,384
ONEOK, Inc.	30,249	1,454,977
Phillips 66	78,885	6,256,369
Pioneer Natural Resources Co.	21,621	3,735,676
QEP Resources, Inc.	23,443	527,468
Range Resources Corp.	24,069	1,529,826
Southwestern Energy Co.*	55,806	1,564,242
Spectra Energy Corp.	97,404	3,628,299
Tesoro Corp.	18,129	1,556,012
Valero Energy Corp.	74,733	4,252,308
Williams Cos., Inc. (The)	97,697	5,001,109

		189,534,758

Paper & Forest Products 0.1%
International Paper Co.	61,373	3,296,958

90

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	32,376	$2,631,845

Pharmaceuticals 6.2%
AbbVie, Inc.	231,340	14,958,445
Actavis PLC*	56,676	16,031,373
Bristol-Myers Squibb Co.	241,243	15,374,416
Eli Lilly & Co.	141,916	10,199,503
Endo International PLC*	25,765	2,165,935
Hospira, Inc.*	24,879	2,171,688
Johnson & Johnson	403,565	40,033,648
Mallinckrodt PLC*	16,907	1,913,534
Merck & Co., Inc.	411,941	24,535,206
Mylan NV*	59,043	4,266,447
Perrigo Co. PLC	20,435	3,745,327
Pfizer, Inc.	889,554	30,182,567
Zoetis, Inc.	72,686	3,228,712

		168,806,801

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	5,221	666,565
Equifax, Inc.	17,343	1,681,057
Nielsen NV	45,804	2,058,432
Robert Half International, Inc.	19,615	1,087,652

		5,493,706

Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	61,331	5,797,619
Apartment Investment & Management Co., Class A	22,684	855,867
AvalonBay Communities, Inc.	19,166	3,149,741
Boston Properties, Inc.	22,234	2,941,781
Crown Castle International Corp.	48,457	4,047,613
Equity Residential	52,803	3,900,030
Essex Property Trust, Inc.	9,453	2,098,093
General Growth Properties, Inc.	91,192	2,498,661
HCP, Inc.	66,877	2,694,474
Health Care REIT, Inc.	50,722	3,652,998
Host Hotels & Resorts, Inc.	109,950	2,214,393
Iron Mountain, Inc.	27,138	935,990
Kimco Realty Corp.	59,884	1,443,204
Macerich Co. (The)	20,431	1,670,439
Plum Creek Timber Co., Inc.	25,555	1,078,421
Prologis, Inc.	74,334	2,988,227
Public Storage	21,069	3,959,076
Realty Income Corp.	32,664	1,534,228
Simon Property Group, Inc.	45,117	8,188,284
SL Green Realty Corp.	14,315	1,751,583
Ventas, Inc.	48,121	3,315,537
Vornado Realty Trust	25,362	2,624,713
Weyerhaeuser Co.	76,201	2,401,094

		65,742,066

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	40,603	$1,556,719

Road & Rail 0.9%
CSX Corp.	143,774	5,188,804
Kansas City Southern	16,026	1,642,505
Norfolk Southern Corp.	44,619	4,499,826
Ryder System, Inc.	7,691	733,414
Union Pacific Corp.	127,911	13,587,985

		25,652,534

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	43,673	1,820,291
Analog Devices, Inc.	45,231	2,797,085
Applied Materials, Inc.	178,337	3,529,289
Avago Technologies Ltd.	37,242	4,352,845
Broadcom Corp., Class A	79,116	3,497,323
First Solar, Inc.*	10,918	651,477
Intel Corp.	687,392	22,374,610
KLA-Tencor Corp.	23,610	1,388,268
Lam Research Corp.	23,124	1,747,712
Linear Technology Corp.	34,718	1,601,541
Microchip Technology, Inc.	29,240	1,393,432
Micron Technology, Inc.*	156,365	4,398,547
NVIDIA Corp.	74,948	1,663,471
Skyworks Solutions, Inc.	27,696	2,554,956
Texas Instruments, Inc.	151,985	8,239,107
Xilinx, Inc.	37,947	1,645,382

		63,655,336

Software 3.9%
Adobe Systems, Inc.*	69,070	5,253,464
Autodesk, Inc.*	32,904	1,869,934
CA, Inc.	46,276	1,470,189
Citrix Systems, Inc.*	23,198	1,557,978
Electronic Arts, Inc.*	45,131	2,621,660
Intuit, Inc.	40,165	4,029,754
Microsoft Corp.	1,190,712	57,916,232
Oracle Corp.	465,281	20,295,557
Red Hat, Inc.*	26,622	2,003,572
Salesforce.com, Inc.*	87,820	6,395,052
Symantec Corp.	99,044	2,468,672

		105,882,064

Specialty Retail 2.3%
AutoNation, Inc.*	10,835	666,894
AutoZone, Inc.*	4,630	3,114,416
Bed Bath & Beyond, Inc.*	26,939	1,898,122
Best Buy Co., Inc.	42,257	1,464,205
CarMax, Inc.*	30,482	2,076,129
GameStop Corp., Class A (a)	15,596	601,070
Gap, Inc. (The)	38,497	1,526,021
Home Depot, Inc. (The)	191,272	20,462,278

91

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
L Brands, Inc.	35,684	$3,188,722
Lowe’s Cos., Inc.	141,210	9,723,721
O’Reilly Automotive, Inc.*	14,754	3,213,864
Ross Stores, Inc.	30,043	2,970,652
Staples, Inc.	92,964	1,517,172
Tiffany & Co.	16,335	1,428,986
TJX Cos., Inc. (The)	99,089	6,395,204
Tractor Supply Co.	19,768	1,701,234
Urban Outfitters, Inc.*	14,523	581,501

		62,530,191

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	845,414	105,803,562
EMC Corp.	288,556	7,765,042
Hewlett-Packard Co.	263,805	8,697,651
NetApp, Inc.	45,250	1,640,312
SanDisk Corp.	30,918	2,069,651
Seagate Technology PLC (a)	47,656	2,798,360
Western Digital Corp.	31,521	3,080,863

		131,855,441

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	40,036	1,529,776
Fossil Group, Inc.*	6,435	540,411
Hanesbrands, Inc.	58,174	1,808,048
Michael Kors Holdings Ltd.*	29,139	1,802,539
NIKE, Inc., Class B	101,569	10,039,080
PVH Corp.	11,968	1,236,893
Ralph Lauren Corp.	8,745	1,166,670
Under Armour, Inc., Class A*	24,218	1,878,106
VF Corp.	49,691	3,599,119

		23,600,642

Thrifts & Mortgage Finance 0.0%†
Hudson City Bancorp, Inc.	69,426	645,662
People’s United Financial, Inc.	44,738	675,991

		1,321,653

Tobacco 1.5%
Altria Group, Inc.	285,831	14,305,841
Lorillard, Inc.	52,259	3,650,814
Philip Morris International, Inc.	224,525	18,741,102
Reynolds American, Inc.	44,725	3,278,342

		39,976,099

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	39,458	1,681,700
United Rentals, Inc.*	14,010	1,353,086
W.W. Grainger, Inc.	8,712	2,164,322

		5,199,108

Total Common Stocks (cost $1,623,652,773)		2,680,315,746

Mutual Fund 0.0%

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (b)(c)	845,062	$845,062

Total Mutual Fund (cost $845,062)		845,062

Repurchase Agreement 0.3%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $8,224,450, collateralized by U.S. Treasury Notes ranging from 0.25%-1.75%, maturing 10/31/15 - 09/30/19; total market value $8,388,923. (c)(d)	$8,224,434	8,224,434

Total Repurchase Agreement (cost $8,224,434)		8,224,434

Total Investments (cost $1,632,722,269) (e) — 98.4%		2,689,385,242

Other assets in excess of liabilities — 1.6%		42,765,459

NET ASSETS — 100.0%		$2,732,150,701

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $8,866,883.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $9,069,496.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

92

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
492	E-Mini S&P 500	06/19/15	$51,140,940	$560,156

At April 30, 2015, the Fund has $2,617,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

93

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund
Assets:
Investments, at value (cost $1,624,497,835)*	$2,681,160,808
Repurchase agreement, at value (cost $8,224,434)	8,224,434

Total Investments, at value (total cost $1,632,722,269)	2,689,385,242

Cash	47,584,036
Deposits with broker for futures contracts	2,617,000
Dividends receivable	2,530,049
Security lending income receivable	15,371
Receivable for capital shares issued	800,076
Reclaims receivable	2,581
Prepaid expenses	76,976

Total Assets	2,743,011,331

Liabilities:
Payable for capital shares redeemed	445,807
Payable for variation margin on futures contracts	649,650
Payable upon return of securities loaned (Note 2)	9,069,496
Accrued expenses and other payables:
Investment advisory fees	269,439
Fund administration fees	64,748
Distribution fees	97,645
Administrative servicing fees	187,811
Accounting and transfer agent fees	3,898
Trustee fees	3,767
Custodian fees	17,115
Compliance program costs (Note 3)	710
Professional fees	28,595
Printing fees	6,660
Other	15,289

Total Liabilities	10,860,630

Net Assets	$2,732,150,701

Represented by:
Capital	$1,609,994,158
Accumulated undistributed net investment income	6,039,862
Accumulated net realized gains from investments and futures transactions	58,893,552
Net unrealized appreciation/(depreciation) from investments	1,056,662,973
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	560,156

Net Assets	$2,732,150,701

*	Includes value of securities on loan of $8,866,883 (Note 2).

94

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund
Net Assets:
Class A Shares	$131,078,058
Class C Shares	19,837,522
Class R Shares	1,547,072
Institutional Service Class Shares	246,782,378
Institutional Class Shares	1,900,829,611
Service Class Shares	432,076,060

Total	$2,732,150,701

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	8,572,102
Class C Shares	1,318,750
Class R Shares	101,257
Institutional Service Class Shares	16,061,613
Institutional Class Shares	123,468,296
Service Class Shares	28,238,063

Total	177,760,081

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.29
Class C Shares (b)	$15.04
Class R Shares	$15.28
Institutional Service Class Shares	$15.36
Institutional Class Shares	$15.40
Service Class Shares	$15.30
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.22

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

95

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$29,051,434
Income from securities lending (Note 2)	73,522
Interest income	34,494
Foreign tax withholding	(12,892)

Total Income	29,146,558

EXPENSES:
Investment advisory fees	1,617,981
Fund administration fees	394,568
Distribution fees Class A	159,810
Distribution fees Class C	81,317
Distribution fees Class R	3,922
Distribution fees Service Class	323,311
Administrative servicing fees Class A	114,095
Administrative servicing fees Class C	5,624
Administrative servicing fees Class R	1,961
Administrative servicing fees Institutional Service Class	291,982
Administrative servicing fees Service	538,849
Registration and filing fees	39,003
Professional fees	48,169
Printing fees	12,654
Trustee fees	38,131
Custodian fees	50,375
Accounting and transfer agent fees	18,504
Compliance program costs (Note 3)	5,147
Other	75,839

Total Expenses	3,821,242

NET INVESTMENT INCOME	25,325,316

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	117,463,287
Net realized gains from futures transactions (Note 2)	4,603,218

Net realized gains from investments and futures transactions	122,066,505

Net change in unrealized appreciation/(depreciation) from investments	(26,007,900)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,271,930)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(27,279,830)

Net realized/unrealized gains from investments and futures transactions	94,786,675

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$120,111,991

The accompanying notes are an integral part of these financial statements.

96

Statements of Changes in Net Assets

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$25,325,316	$45,502,728
Net realized gains from investments and futures transactions	122,066,505	108,702,120
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(27,279,830)	256,809,670

Change in net assets resulting from operations	120,111,991	411,014,518

Distributions to Shareholders From:
Net investment income:
Class A	(1,363,754)	(1,762,494)
Class B (a)	–	(39,697)
Class C	(117,592)	(126,990)
Class R (b)	(9,503)	(25,738)
Institutional Service Class	(2,644,517)	(3,033,195)
Institutional Class	(25,221,554)	(35,094,687)
Service Class	(4,685,119)	(6,004,490)
Net realized gains:
Class A	(4,697,326)	(8,339,102)
Class B (a)	–	(395,595)
Class C	(539,532)	(1,012,481)
Class R (b)	(45,808)	(151,053)
Institutional Service Class	(8,440,776)	(12,477,206)
Institutional Class	(74,509,956)	(130,541,896)
Service Class	(16,249,032)	(29,215,873)

Change in net assets from shareholder distributions	(138,524,469)	(228,220,497)

Change in net assets from capital transactions	62,628,413	(24,513,339)

Change in net assets	44,215,935	158,280,682

Net Assets:
Beginning of period	2,687,934,766	2,529,654,084

End of period	$2,732,150,701	$2,687,934,766

Accumulated undistributed net investment income at end of period	$6,039,862	$14,756,585

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$24,844,996	$35,226,878
Proceeds from shares issued from class conversion	–	4,837,729
Dividends reinvested	5,257,411	8,852,907
Cost of shares redeemed	(22,233,905)	(45,709,156)

Total Class A Shares	7,868,502	3,208,358

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

97

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (a)
Proceeds from shares issued	$–	$33,943
Dividends reinvested	–	80,570
Cost of shares redeemed in class conversion	–	(4,837,729)
Cost of shares redeemed	–	(728,532)

Total Class B Shares	–	(5,451,748)

Class C Shares
Proceeds from shares issued	8,057,969	4,713,985
Dividends reinvested	444,551	828,660
Cost of shares redeemed	(2,018,611)	(6,688,582)

Total Class C Shares	6,483,909	(1,145,937)

Class R Shares (b)
Proceeds from shares issued	483,730	667,892
Dividends reinvested	55,310	176,791
Cost of shares redeemed	(1,567,532)	(472,137)

Total Class R Shares	(1,028,492)	372,546

Institutional Service Class Shares
Proceeds from shares issued	29,096,816	41,500,189
Dividends reinvested	11,067,892	15,510,401
Cost of shares redeemed	(12,141,190)	(22,937,375)

Total Institutional Service Class Shares	28,023,518	34,073,215

Institutional Class Shares
Proceeds from shares issued	153,035,348	75,727,239
Dividends reinvested	99,731,510	165,636,583
Cost of shares redeemed	(276,243,968)	(257,933,031)

Total Institutional Class Shares	(23,477,110)	(16,569,209)

Service Class Shares
Proceeds from shares issued	65,951,360	23,422,091
Dividends reinvested	20,934,145	35,217,010
Cost of shares redeemed	(42,127,419)	(97,639,665)

Total Service Shares	44,758,086	(39,000,564)

Change in net assets from capital transactions	$62,628,413	$(24,513,339)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

98

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	1,640,960	2,429,608
Issued in class conversion	–	345,399
Reinvested	363,237	639,776
Redeemed	(1,461,606)	(3,153,052)

Total Class A Shares	542,591	261,731

Class B Shares (a)
Issued	–	2,442
Reinvested	–	5,877
Redeemed in class conversion	–	(347,326)
Redeemed	–	(51,840)

Total Class B Shares	–	(390,847)

Class C Shares
Issued	538,893	330,702
Reinvested	31,211	60,922
Redeemed	(134,242)	(471,942)

Total Class C Shares	435,862	(80,318)

Class R Shares (b)
Issued	31,754	46,057
Reinvested	3,824	12,820
Redeemed	(100,161)	(32,455)

Total Class R Shares	(64,583)	26,422

Institutional Service Class Shares
Issued	1,902,085	2,835,098
Reinvested	761,243	1,114,401
Redeemed	(799,640)	(1,572,145)

Total Institutional Service Class Shares	1,863,688	2,377,354

Institutional Class Shares
Issued	9,858,525	5,223,355
Reinvested	6,843,832	11,876,434
Redeemed	(17,755,089)	(17,390,030)

Total Institutional Class Shares	(1,052,732)	(290,241)

Service Class Shares
Issued	4,268,142	1,607,400
Reinvested	1,446,468	2,543,691
Redeemed	(2,750,386)	(6,730,212)

Total Service Shares	2,964,224	(2,579,121)

Total change in shares	4,689,050	(675,020)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

99

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide S&P 500 Index Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.45	0.11	0.48	0.59	(0.17)	(0.58)	(0.75)	–	$15.29	4.10%		$131,078,058	0.59%	1.49%	0.59%	7.81%
Year Ended October 31, 2014 (f)	$14.50	0.21	2.03	2.24	(0.22)	(1.07)	(1.29)	–	$15.45	16.51%	(g)	$124,089,880	0.57%	1.44%	0.57%	3.76%
Year Ended October 31, 2013 (f)	$11.73	0.22	2.83	3.05	(0.18)	(0.10)	(0.28)	–	$14.50	26.50%		$112,594,934	0.57%	1.65%	0.57%	3.67%
Year Ended October 31, 2012 (f)	$10.47	0.18	1.32	1.50	(0.17)	(0.07)	(0.24)	–	$11.73	14.53%		$81,276,957	0.57%	1.63%	0.58%	3.71%
Year Ended October 31, 2011 (f)	$9.91	0.15	0.59	0.74	(0.18)	–	(0.18)	–	$10.47	7.46%		$73,439,959	0.62%	1.43%	0.63%	4.12%
Year Ended October 31, 2010 (f)	$8.66	0.15	1.21	1.36	(0.11)	–	(0.11)	–	$9.91	15.78%		$107,697,519	0.63%	1.59%	0.66%	4.48%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.22	0.06	0.46	0.52	(0.12)	(0.58)	(0.70)	–	$15.04	3.71%		$19,837,522	1.23%	0.81%	1.23%	7.81%
Year Ended October 31, 2014 (f)	$14.30	0.12	2.00	2.12	(0.13)	(1.07)	(1.20)	–	$15.22	15.84%		$13,434,014	1.22%	0.81%	1.22%	3.76%
Year Ended October 31, 2013 (f)	$11.58	0.13	2.81	2.94	(0.12)	(0.10)	(0.22)	–	$14.30	25.79%		$13,770,861	1.18%	0.98%	1.18%	3.67%
Year Ended October 31, 2012 (f)	$10.35	0.11	1.29	1.40	(0.10)	(0.07)	(0.17)	–	$11.58	13.80%		$5,938,136	1.21%	0.98%	1.21%	3.71%
Year Ended October 31, 2011 (f)	$9.80	0.09	0.58	0.67	(0.12)	–	(0.12)	–	$10.35	6.85%		$3,412,978	1.20%	0.82%	1.21%	4.12%
Year Ended October 31, 2010 (f)	$8.57	0.09	1.20	1.29	(0.06)	–	(0.06)	–	$9.80	15.14%		$3,588,539	1.22%	1.00%	1.25%	4.48%

Class R Shares (h)
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.41	0.10	0.46	0.56	(0.11)	(0.58)	(0.69)	–	$15.28	3.94%		$1,547,072	0.92%	1.26%	0.92%	7.81%
Year Ended October 31, 2014 (f)	$14.46	0.16	2.03	2.19	(0.17)	(1.07)	(1.24)	–	$15.41	16.18%		$2,555,336	0.92%	1.09%	0.92%	3.76%
Year Ended October 31, 2013 (f)	$11.69	0.17	2.83	3.00	(0.13)	(0.10)	(0.23)	–	$14.46	26.06%		$2,015,761	0.93%	1.30%	0.93%	3.67%
Year Ended October 31, 2012 (f)	$10.45	0.14	1.31	1.45	(0.14)	(0.07)	(0.21)	–	$11.69	14.18%		$1,463,340	0.92%	1.24%	0.93%	3.71%
Year Ended October 31, 2011 (f)	$9.90	0.11	0.59	0.70	(0.15)	–	(0.15)	–	$10.45	7.06%		$774,839	0.95%	1.07%	0.95%	4.12%
Year Ended October 31, 2010 (f)	$8.65	0.11	1.22	1.33	(0.08)	–	(0.08)	–	$9.90	15.48%		$679,538	0.97%	1.21%	0.99%	4.48%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.52	0.13	0.47	0.60	(0.18)	(0.58)	(0.76)	–	$15.36	4.17%		$246,782,378	0.41%	1.66%	0.41%	7.81%
Year Ended October 31, 2014 (f)	$14.55	0.23	2.05	2.28	(0.24)	(1.07)	(1.31)	–	$15.52	16.77%		$220,404,555	0.42%	1.59%	0.42%	3.76%
Year Ended October 31, 2013 (f)	$11.77	0.23	2.85	3.08	(0.20)	(0.10)	(0.30)	–	$14.55	26.65%		$172,046,113	0.44%	1.76%	0.44%	3.67%
Year Ended October 31, 2012 (f)	$10.51	0.20	1.32	1.52	(0.19)	(0.07)	(0.26)	–	$11.77	14.71%		$93,780,481	0.46%	1.74%	0.46%	3.71%
Year Ended October 31, 2011 (f)	$9.96	0.17	0.58	0.75	(0.20)	–	(0.20)	–	$10.51	7.55%		$81,543,635	0.45%	1.57%	0.46%	4.12%
Year Ended October 31, 2010 (f)	$8.69	0.17	1.22	1.39	(0.12)	–	(0.12)	–	$9.96	16.01%		$77,135,518	0.47%	1.76%	0.50%	4.48%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.55	0.15	0.48	0.63	(0.20)	(0.58)	(0.78)	–	$15.40	4.36%		$1,900,829,611	0.16%	1.92%	0.16%	7.81%
Year Ended October 31, 2014 (f)	$14.58	0.27	2.05	2.32	(0.28)	(1.07)	(1.35)	–	$15.55	17.03%		$1,936,643,234	0.17%	1.85%	0.17%	3.76%
Year Ended October 31, 2013 (f)	$11.79	0.27	2.85	3.12	(0.23)	(0.10)	(0.33)	–	$14.58	26.98%		$1,819,663,954	0.19%	2.07%	0.19%	3.67%
Year Ended October 31, 2012 (f)	$10.53	0.23	1.31	1.54	(0.21)	(0.07)	(0.28)	–	$11.79	14.96%		$1,968,477,602	0.21%	2.00%	0.21%	3.71%
Year Ended October 31, 2011 (f)	$9.97	0.19	0.60	0.79	(0.23)	–	(0.23)	–	$10.53	7.91%		$1,880,635,492	0.20%	1.82%	0.21%	4.12%
Year Ended October 31, 2010 (f)	$8.70	0.19	1.23	1.42	(0.15)	–	(0.15)	–	$9.97	16.41%		$1,768,870,557	0.22%	2.01%	0.25%	4.48%

Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.46	0.12	0.47	0.59	(0.17)	(0.58)	(0.75)	–	$15.30	4.11%		$432,076,060	0.56%	1.52%	0.56%	7.81%
Year Ended October 31, 2014 (f)	$14.50	0.21	2.04	2.25	(0.22)	(1.07)	(1.29)	–	$15.46	16.58%		$390,807,747	0.57%	1.45%	0.57%	3.76%
Year Ended October 31, 2013 (f)	$11.73	0.22	2.83	3.05	(0.18)	(0.10)	(0.28)	–	$14.50	26.44%		$403,929,280	0.59%	1.66%	0.59%	3.67%
Year Ended October 31, 2012 (f)	$10.46	0.18	1.32	1.50	(0.16)	(0.07)	(0.23)	–	$11.73	14.60%		$362,511,511	0.61%	1.60%	0.61%	3.71%
Year Ended October 31, 2011 (f)	$9.91	0.15	0.58	0.73	(0.18)	–	(0.18)	–	$10.46	7.42%		$348,833,896	0.60%	1.42%	0.61%	4.12%
Year Ended October 31, 2010 (f)	$8.66	0.15	1.22	1.37	(0.12)	–	(0.12)	–	$9.91	15.89%		$377,369,752	0.62%	1.63%	0.65%	4.48%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

100

Fund Overview	Nationwide Small Cap Index Fund

Asset Allocation†

Common Stocks	98.5%
Repurchase Agreement	8.5%
Mutual Fund	0.9%
Right††	0.0%
Warrant††	0.0%
Liabilities in excess of other assets†††	(7.9)%
100.0%

Top Industries††††

Real Estate Investment Trusts (REITs)	8.1%
Banks	7.2%
Biotechnology	5.6%
Software	4.3%
Semiconductors & Semiconductor Equipment	3.5%
Health Care Equipment & Supplies	3.2%
Hotels, Restaurants & Leisure	3.0%
Specialty Retail	2.9%
Machinery	2.7%
Health Care Providers & Services	2.4%
Other Industries*	57.1%
100.0%

Top Holdings††††

Fidelity Institutional Money Market Fund — Institutional Class	0.8%
Qorvo, Inc.	0.5%
Isis Pharmaceuticals, Inc.	0.4%
JetBlue Airways Corp.	0.3%
DexCom, Inc.	0.3%
Office Depot, Inc.	0.3%
Ultimate Software Group, Inc. (The)	0.3%
Brunswick Corp.	0.3%
Graphic Packaging Holding Co.	0.2%
Puma Biotechnology, Inc.	0.2%
Other Holdings*	96.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

101

Shareholder Expense Example	Nationwide Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Cap Index Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,044.60	3.40	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Class C Shares	Actual	(a)	1,000.00	1,040.70	6.88	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class R Shares	Actual	(a)	1,000.00	1,043.50	3.90	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77
Institutional Class Shares	Actual	(a)	1,000.00	1,046.10	1.37	0.27
	Hypothetical	(a)(b)	1,000.00	1,023.46	1.35	0.27

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

102

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.5%

	Shares	Market Value

Aerospace & Defense 1.6%
AAR Corp.	16,366	$494,908
Aerojet Rocketdyne Holdings, Inc.*	25,113	493,722
Aerovironment, Inc.*	8,004	204,902
American Science & Engineering, Inc.	2,964	110,913
Astronics Corp.*	7,836	527,441
Cubic Corp.	8,510	421,926
Curtiss-Wright Corp.	20,087	1,467,556
DigitalGlobe, Inc.*	31,482	1,012,776
Ducommun, Inc.*	4,567	138,837
Engility Holdings, Inc.	7,374	205,513
Esterline Technologies Corp.*	13,266	1,476,373
HEICO Corp.	27,676	1,545,428
KEYW Holding Corp. (The)* (a)	13,762	132,803
Kratos Defense & Security Solutions, Inc.*	18,809	102,885
LMI Aerospace, Inc.*	4,427	49,981
Moog, Inc., Class A*	17,233	1,204,242
National Presto Industries, Inc. (a)	2,032	127,163
SIFCO Industries, Inc.	1,184	17,251
Sparton Corp.*	4,262	109,832
TASER International, Inc.* (a)	22,438	677,403
Teledyne Technologies, Inc.*	14,754	1,548,727

		12,070,582

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	21,964	204,704
Atlas Air Worldwide Holdings, Inc.*	10,439	508,797
Echo Global Logistics, Inc.*	9,868	285,185
Forward Air Corp.	12,964	652,997
Hub Group, Inc., Class A*	15,249	608,435
Park-Ohio Holdings Corp.	3,688	170,865
UTi Worldwide, Inc.*	37,796	341,298
XPO Logistics, Inc.*	21,901	1,062,199

		3,834,480

Airlines 0.6%
Allegiant Travel Co.	5,736	881,967
Hawaiian Holdings, Inc.*	18,924	436,766
JetBlue Airways Corp.*	109,436	2,246,721
Republic Airways Holdings, Inc.*	20,913	255,975
SkyWest, Inc.	20,884	285,067
Virgin America, Inc.*	6,445	185,229

		4,291,725

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	28,406	708,162
Cooper Tire & Rubber Co.	24,264	1,030,977
Cooper-Standard Holding, Inc.*	5,615	342,627
Dana Holding Corp.	70,725	1,525,538
Dorman Products, Inc.* (a)	11,220	525,433
Drew Industries, Inc.	9,819	556,443
Federal-Mogul Holdings Corp.*	12,541	161,779
Fox Factory Holding Corp.*	4,708	71,656
Fuel Systems Solutions, Inc.*	4,552	50,527

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Gentherm, Inc.*	14,694	$774,815
Metaldyne Performance Group, Inc.*	4,522	81,667
Modine Manufacturing Co.*	20,025	246,107
Motorcar Parts of America, Inc.*	7,502	219,283
Remy International, Inc.	12,511	278,370
Shiloh Industries, Inc.*	3,338	38,821
Spartan Motors, Inc.	14,519	68,385
Standard Motor Products, Inc.	8,166	308,675
Stoneridge, Inc.*	11,879	143,023
Strattec Security Corp.	1,453	109,077
Superior Industries International, Inc.	9,925	184,605
Tenneco, Inc.*	25,425	1,486,091
Tower International, Inc.*	8,656	223,844

		9,135,905

Automobiles 0.0%†
Winnebago Industries, Inc. (a)	11,445	237,026

Banks 7.7%
1st Source Corp.	6,303	196,149
American National Bankshares, Inc.	3,652	82,207
Ameris Bancorp	12,454	311,225
Ames National Corp.	3,447	85,968
Arrow Financial Corp.	4,598	119,824
Banc of California, Inc.	13,937	172,819
BancFirst Corp.	2,992	172,698
Banco Latinoamericano de Comercio Exterior SA, Class E	12,478	396,426
Bancorp, Inc. (The)*	13,912	135,503
BancorpSouth, Inc.	40,027	969,054
Bank of Kentucky Financial Corp. (The)	2,642	126,525
Bank of Marin Bancorp	2,487	125,395
Bank of the Ozarks, Inc.	35,413	1,372,608
Banner Corp.	8,398	379,758
BBCN Bancorp, Inc.	32,464	460,664
Berkshire Hills Bancorp, Inc.	11,279	315,925
Blue Hills Bancorp, Inc.*	11,969	160,624
BNC Bancorp	8,392	153,154
Boston Private Financial Holdings, Inc.	33,602	441,866
Bridge Bancorp, Inc.	4,891	123,596
Bridge Capital Holdings*	4,132	111,771
Bryn Mawr Bank Corp.	6,524	196,307
C1 Financial, Inc.*	1,481	27,724
Camden National Corp.	3,121	119,597
Capital Bank Financial Corp., Class A*	9,626	261,057
Capital City Bank Group, Inc.	4,484	63,090
Cardinal Financial Corp.	13,429	277,040
Cascade Bancorp*	13,085	63,070
Cathay General Bancorp	33,209	949,113
CenterState Banks, Inc.	14,940	181,670
Central Pacific Financial Corp.	7,198	164,834
Century Bancorp, Inc., Class A	1,469	56,747
Chemical Financial Corp.	13,542	418,448
Citizens & Northern Corp.	5,231	103,783

103

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
City Holding Co. (a)	6,596	$303,218
CNB Financial Corp.	6,088	104,592
CoBiz Financial, Inc.	15,069	180,979
Columbia Banking System, Inc.	23,894	709,652
Community Bank System, Inc.	16,938	591,983
Community Trust Bancorp, Inc.	6,567	210,669
CommunityOne Bancorp*	4,936	48,620
ConnectOne Bancorp, Inc.	9,507	182,725
CU Bancorp*	4,157	86,133
Customers Bancorp, Inc.*	10,735	270,629
CVB Financial Corp.	44,091	690,024
Eagle Bancorp, Inc.*	12,144	447,628
Enterprise Bancorp, Inc.	3,151	67,620
Enterprise Financial Services Corp.	8,305	170,502
FCB Financial Holdings, Inc., Class A*	3,440	92,054
Fidelity Southern Corp.	6,968	117,062
Financial Institutions, Inc.	5,826	137,202
First Bancorp	8,282	134,417
First Bancorp, Inc.	4,001	66,737
First BanCorp, Puerto Rico*	42,688	256,555
First Busey Corp.	30,471	190,139
First Business Financial Services, Inc.	1,662	75,488
First Citizens BancShares, Inc., Class A	3,997	960,639
First Commonwealth Financial Corp.	39,500	356,290
First Community Bancshares, Inc.	6,889	115,460
First Connecticut Bancorp, Inc.	6,799	100,489
First Financial Bancorp	23,478	405,230
First Financial Bankshares, Inc. (a)	26,686	772,827
First Financial Corp.	4,827	163,877
First Interstate BancSystem, Inc., Class A	7,608	205,872
First Merchants Corp.	15,132	341,529
First Midwest Bancorp, Inc.	30,815	526,936
First NBC Bank Holding Co.*	6,276	220,790
First of Long Island Corp. (The)	5,078	127,052
FirstMerit Corp.	68,943	1,335,426
Flushing Financial Corp.	12,712	243,562
FNB Corp.	72,502	962,102
German American Bancorp, Inc.	5,554	158,900
Glacier Bancorp, Inc.	30,980	816,013
Great Southern Bancorp, Inc.	4,354	171,635
Great Western Bancorp, Inc.	7,493	163,872
Green Bancorp, Inc.*	2,089	24,964
Guaranty Bancorp	6,206	97,682
Hampton Roads Bankshares, Inc.*	11,484	20,442
Hancock Holding Co.	34,260	997,309
Hanmi Financial Corp.	13,378	284,684
Heartland Financial USA, Inc.	6,611	227,484
Heritage Commerce Corp.	8,772	78,159
Heritage Financial Corp.	12,686	214,393
Heritage Oaks Bancorp	9,448	75,301
Hilltop Holdings, Inc.*	31,112	625,662
Home BancShares, Inc.	22,584	742,562
HomeTrust Bancshares, Inc.*	8,771	137,178

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Horizon Bancorp	3,875	$90,481
Hudson Valley Holding Corp.	6,194	153,240
IBERIABANK Corp.	13,102	816,386
Independent Bank Corp.	19,451	559,419
Independent Bank Group, Inc.	3,846	148,071
International Bancshares Corp.	22,567	586,291
Investors Bancorp, Inc.	149,498	1,770,056
Lakeland Bancorp, Inc.	15,938	180,896
Lakeland Financial Corp.	6,947	271,280
LegacyTexas Financial Group, Inc.	17,386	442,474
Macatawa Bank Corp.	11,294	59,293
MainSource Financial Group, Inc.	8,588	165,319
MB Financial, Inc.	27,684	834,119
Mercantile Bank Corp.	7,077	140,266
Merchants Bancshares, Inc.	2,172	63,987
Metro Bancorp, Inc.	5,962	152,866
MidSouth Bancorp, Inc.	3,516	45,603
MidWestOne Financial Group, Inc.	2,937	85,907
National Bank Holdings Corp., Class A	14,623	277,837
National Bankshares, Inc.	2,926	84,883
National Penn Bancshares, Inc.	51,285	533,364
NBT Bancorp, Inc.	18,087	436,801
NewBridge Bancorp	14,144	113,859
Northrim BanCorp, Inc.	2,878	71,720
OFG Bancorp	18,908	266,414
Old Line Bancshares, Inc.	3,554	57,077
Old National Bancorp	48,993	669,244
Opus Bank	2,161	67,639
Pacific Continental Corp.	7,568	97,627
Pacific Premier Bancorp, Inc.*	8,339	130,589
Palmetto Bancshares, Inc.	1,777	32,253
Park National Corp.	5,315	438,806
Park Sterling Corp.	18,786	125,866
Peapack Gladstone Financial Corp.	5,958	124,701
Penns Woods Bancorp, Inc.	2,029	88,444
Peoples Bancorp, Inc.	6,136	142,294
Peoples Financial Services Corp. (a)	3,175	124,746
Pinnacle Financial Partners, Inc.	14,809	705,649
Preferred Bank, Los Angeles	4,933	139,012
PrivateBancorp, Inc.	29,906	1,108,615
Prosperity Bancshares, Inc.	29,135	1,554,061
Renasant Corp. (a)	12,842	381,536
Republic Bancorp, Inc., Class A	4,173	99,234
Republic First Bancorp, Inc.*	13,611	49,000
S&T Bancorp, Inc.	13,455	361,939
Sandy Spring Bancorp, Inc.	10,528	274,360
Seacoast Banking Corp. of Florida*	8,070	112,657
ServisFirst Bancshares, Inc.	727	25,343
Sierra Bancorp	5,114	83,767
Simmons First National Corp., Class A	9,400	411,250
South State Corp.	10,054	680,857
Southside Bancshares, Inc.	10,577	288,954
Southwest Bancorp, Inc.	8,323	143,405

104

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Square 1 Financial, Inc., Class A*	2,842	$73,494
State Bank Financial Corp.	14,757	295,288
Sterling Bancorp	37,739	489,852
Stock Yards Bancorp, Inc.	6,162	214,438
Stonegate Bank	4,187	119,916
Suffolk Bancorp	4,870	116,685
Sun Bancorp, Inc.*	3,540	67,012
Susquehanna Bancshares, Inc.	78,222	1,051,304
Talmer Bancorp, Inc., Class A	7,533	115,858
Texas Capital Bancshares, Inc.*	19,073	1,004,384
Tompkins Financial Corp.	6,241	325,468
TowneBank	18,111	299,737
TriCo Bancshares	9,485	221,190
TriState Capital Holdings, Inc.*	9,296	116,200
Triumph Bancorp, Inc.*	3,397	45,588
Trustmark Corp.	28,017	666,805
UMB Financial Corp.	15,726	782,998
Umpqua Holdings Corp.	69,406	1,180,596
Union Bankshares Corp.	18,824	409,610
United Bankshares, Inc.	28,642	1,076,366
United Community Banks, Inc.	20,656	384,408
Univest Corp. of Pennsylvania	6,832	133,292
Valley National Bancorp (a)	95,198	897,717
Washington Trust Bancorp, Inc.	6,172	228,487
Webster Financial Corp.	37,604	1,347,351
WesBanco, Inc.	13,587	428,126
West Bancorporation, Inc.	6,725	127,506
Westamerica Bancorporation (a)	10,684	465,288
Western Alliance Bancorp*	31,504	974,104
Wilshire Bancorp, Inc.	29,513	311,362
Wintrust Financial Corp.	19,432	947,116
Yadkin Financial Corp.*	8,550	168,264

		58,060,755

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	3,480	862,344
Coca-Cola Bottling Co. Consolidated	1,958	221,254
Craft Brew Alliance, Inc.*	4,486	58,991
National Beverage Corp.*	4,801	107,302

		1,249,891

Biotechnology 6.0%
ACADIA Pharmaceuticals, Inc.*	32,884	1,123,646
Acceleron Pharma, Inc.*	6,911	191,089
Achillion Pharmaceuticals, Inc.*	47,823	418,451
Acorda Therapeutics, Inc.*	17,487	525,834
Actinium Pharmaceuticals, Inc.* (a)	9,447	23,806
Adamas Pharmaceuticals, Inc.*	1,225	21,156
Aegerion Pharmaceuticals, Inc.* (a)	12,385	288,075
Agenus, Inc.* (a)	26,173	173,004
Agios Pharmaceuticals, Inc.* (a)	6,092	562,535
Akebia Therapeutics, Inc.* (a)	3,688	28,287
Alder Biopharmaceuticals, Inc.*	4,244	108,222

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
AMAG Pharmaceuticals, Inc.*	9,204	$469,128
Anacor Pharmaceuticals, Inc.*	13,736	723,750
Applied Genetic Technologies Corp.*	2,321	44,424
Ardelyx, Inc.*	1,996	20,958
Arena Pharmaceuticals, Inc.* (a)	101,347	441,873
ARIAD Pharmaceuticals, Inc.* (a)	68,535	594,198
Array BioPharma, Inc.* (a)	57,926	362,037
Arrowhead Research Corp.* (a)	22,987	158,610
Atara Biotherapeutics, Inc.*	2,802	116,143
Auspex Pharmaceuticals, Inc.*	4,370	440,889
Avalanche Biotechnologies, Inc.* (a)	3,239	103,195
Bellicum Pharmaceuticals, Inc.* (a)	3,356	80,477
BioCryst Pharmaceuticals, Inc.* (a)	29,438	273,479
BioSpecifics Technologies Corp.*	1,533	58,729
Biotime, Inc.* (a)	21,910	112,398
Bluebird Bio, Inc.*	10,269	1,367,728
Calithera Biosciences, Inc.*	3,134	31,371
Cara Therapeutics, Inc.*	2,235	24,026
Celldex Therapeutics, Inc.*	40,823	979,752
Cellular Dynamics International, Inc.*	4,259	70,359
Cepheid*	29,053	1,629,873
ChemoCentryx, Inc.*	11,515	77,035
Chimerix, Inc.*	12,553	426,802
Clovis Oncology, Inc.* (a)	10,284	826,422
Coherus Biosciences, Inc.*	3,085	67,160
CTI BioPharma Corp.* (a)	63,065	112,256
Cytokinetics, Inc.*	14,556	91,557
Cytori Therapeutics, Inc.* (a)	37,560	32,865
CytRx Corp.* (a)	23,498	103,156
Dicerna Pharmaceuticals, Inc.*	1,492	29,944
Dyax Corp.*	60,345	1,442,849
Dynavax Technologies Corp.* (a)	11,864	238,644
Eleven Biotherapeutics, Inc.*	2,174	25,740
Emergent Biosolutions, Inc.*	12,272	364,356
Enanta Pharmaceuticals, Inc.* (a)	4,346	148,807
Epizyme, Inc.*	6,342	103,438
Esperion Therapeutics, Inc.*	2,778	264,271
Exact Sciences Corp.* (a)	36,956	772,380
Exelixis, Inc.* (a)	81,819	210,275
FibroGen, Inc.*	3,919	91,117
Five Prime Therapeutics, Inc.*	8,570	171,914
Flexion Therapeutics, Inc.*	2,541	40,707
Foundation Medicine, Inc.* (a)	5,769	262,547
Galectin Therapeutics, Inc.* (a)	8,315	24,862
Galena Biopharma, Inc.* (a)	62,940	84,969
Genocea Biosciences, Inc.*	2,318	23,736
Genomic Health, Inc.* (a)	7,012	189,815
Geron Corp.* (a)	65,959	238,772
Halozyme Therapeutics, Inc.* (a)	42,864	637,388
Heron Therapeutics, Inc.*	9,801	105,851
Hyperion Therapeutics, Inc.*	5,724	263,075
Idera Pharmaceuticals, Inc.* (a)	34,908	98,091
Immune Design Corp.*	2,725	61,122

105

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
ImmunoGen, Inc.*	36,054	$298,167
Immunomedics, Inc.* (a)	34,773	125,183
Infinity Pharmaceuticals, Inc.*	20,392	258,367
Inovio Pharmaceuticals, Inc.* (a)	25,292	206,383
Insmed, Inc.*	25,347	507,954
Insys Therapeutics, Inc.* (a)	4,197	220,636
Intrexon Corp.* (a)	15,751	611,611
Invitae Corp.* (a)	2,842	31,120
Ironwood Pharmaceuticals, Inc.*	49,788	680,104
Isis Pharmaceuticals, Inc.* (a)	48,998	2,779,167
Karyopharm Therapeutics, Inc.* (a)	6,233	169,288
Keryx Biopharmaceuticals, Inc.* (a)	41,863	446,260
Kindred Biosciences, Inc.*	4,263	29,074
Kite Pharma, Inc.* (a)	3,957	199,354
KYTHERA Biopharmaceuticals, Inc.*	8,169	356,904
Lexicon Pharmaceuticals, Inc.* (a)	105,483	105,483
Ligand Pharmaceuticals, Inc.*	8,188	635,716
Loxo Oncology, Inc.*	1,403	15,938
MacroGenics, Inc.*	8,393	240,124
MannKind Corp.* (a)	95,752	410,776
Merrimack Pharmaceuticals, Inc.* (a)	40,807	452,958
MiMedx Group, Inc.* (a)	39,105	367,587
Mirati Therapeutics, Inc.* (a)	3,442	95,653
Momenta Pharmaceuticals, Inc.*	21,000	366,450
NanoViricides, Inc.* (a)	18,098	31,129
Navidea Biopharmaceuticals, Inc.* (a)	63,432	85,633
NeoStem, Inc.* (a)	10,706	30,833
Neuralstem, Inc.* (a)	28,930	48,892
Neurocrine Biosciences, Inc.*	35,163	1,198,707
NewLink Genetics Corp.*	8,214	366,344
Northwest Biotherapeutics, Inc.* (a)	17,604	138,367
Novavax, Inc.*	111,117	858,934
Ohr Pharmaceutical, Inc.* (a)	8,853	24,877
OncoMed Pharmaceuticals, Inc.* (a)	5,314	127,430
Oncothyreon, Inc.* (a)	38,399	57,598
Ophthotech Corp.*	5,829	263,937
Opko Health, Inc.* (a)	82,026	1,128,678
Orexigen Therapeutics, Inc.* (a)	51,477	338,204
Organovo Holdings, Inc.* (a)	26,275	119,289
Osiris Therapeutics, Inc.* (a)	7,976	120,996
Otonomy, Inc.*	3,372	88,481
OvaScience, Inc.* (a)	7,108	175,887
PDL BioPharma, Inc. (a)	67,443	449,845
Peregrine Pharmaceuticals, Inc.*	77,889	102,035
Portola Pharmaceuticals, Inc.*	19,128	682,678
Progenics Pharmaceuticals, Inc.*	29,237	144,723
Prothena Corp. PLC* (a)	12,659	410,278
PTC Therapeutics, Inc.*	10,179	598,016
Puma Biotechnology, Inc.*	10,268	1,854,195
Radius Health, Inc.*	3,714	133,110
Raptor Pharmaceutical Corp.*	32,679	330,711
Receptos, Inc.*	9,128	1,344,920
Regado Biosciences, Inc.*	6,877	8,115

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Regulus Therapeutics, Inc.* (a)	6,472	$81,224
Repligen Corp.*	13,305	392,631
Retrophin, Inc.* (a)	11,291	243,208
Rigel Pharmaceuticals, Inc.*	36,822	156,862
Sage Therapeutics, Inc.* (a)	2,555	135,415
Sangamo BioSciences, Inc.*	28,540	353,040
Sarepta Therapeutics, Inc.* (a)	17,092	208,522
Spark Therapeutics, Inc.*	3,313	189,736
Spectrum Pharmaceuticals, Inc.* (a)	27,570	155,771
Stemline Therapeutics, Inc.*	6,271	87,104
Sunesis Pharmaceuticals, Inc.*	22,704	53,127
Synageva BioPharma Corp.* (a)	9,684	890,541
Synergy Pharmaceuticals, Inc.* (a)	40,753	142,636
Synta Pharmaceuticals Corp.*	29,408	66,168
T2 Biosystems, Inc.* (a)	2,587	40,021
TESARO, Inc.* (a)	8,875	483,421
TG Therapeutics, Inc.* (a)	11,935	166,613
Threshold Pharmaceuticals, Inc.*	23,651	83,725
Tokai Pharmaceuticals, Inc.* (a)	2,464	24,640
Ultragenyx Pharmaceutical, Inc.*	3,202	180,689
Vanda Pharmaceuticals, Inc.*	13,769	125,986
Verastem, Inc.*	11,733	97,384
Versartis, Inc.* (a)	3,438	58,721
Vitae Pharmaceuticals, Inc.*	2,919	38,910
Vital Therapies, Inc.* (a)	2,340	56,885
Xencor, Inc.*	7,590	107,930
XOMA Corp.* (a)	38,093	114,279
Zafgen, Inc.* (a)	3,340	103,941
ZIOPHARM Oncology, Inc.* (a)	38,074	335,432

		45,247,086

Building Products 0.9%
AAON, Inc.	17,500	419,475
Advanced Drainage Systems, Inc.	6,410	179,480
American Woodmark Corp.*	5,173	262,271
Apogee Enterprises, Inc.	12,067	634,966
Builders FirstSource, Inc.*	19,209	245,107
Continental Building Products, Inc.*	4,932	108,553
Gibraltar Industries, Inc.*	12,336	204,284
Griffon Corp.	16,746	281,500
Insteel Industries, Inc.	7,676	155,516
Masonite International Corp.*	12,236	810,023
NCI Building Systems, Inc.*	11,795	182,587
Norcraft Cos., Inc.*	3,136	80,971
Nortek, Inc.*	3,751	317,410
Patrick Industries, Inc.*	3,427	205,826
PGT, Inc.*	19,860	224,815
Ply Gem Holdings, Inc.*	8,981	121,962
Quanex Building Products Corp.	14,620	282,166
Simpson Manufacturing Co., Inc.	17,157	562,406
Trex Co., Inc.*	13,993	656,552
Universal Forest Products, Inc.	8,420	465,794

		6,401,664

106

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets 1.5%
Actua Corp.*	17,294	$250,244
Arlington Asset Investment Corp., Class A (a)	9,359	202,903
Ashford, Inc.*	332	33,117
BGC Partners, Inc., Class A	72,490	727,437
Calamos Asset Management, Inc., Class A	7,184	88,866
CIFC Corp.	2,612	19,590
Cohen & Steers, Inc.	7,977	302,009
Cowen Group, Inc., Class A*	48,485	271,031
Diamond Hill Investment Group, Inc.	1,193	217,365
Evercore Partners, Inc., Class A	13,732	662,432
FBR & Co.*	2,908	62,406
Fifth Street Asset Management, Inc.	2,465	27,189
Financial Engines, Inc. (a)	21,444	904,293
FXCM, Inc., Class A (a)	18,246	36,674
GAMCO Investors, Inc., Class A	2,696	208,428
Greenhill & Co., Inc.	11,872	469,538
HFF, Inc., Class A	13,639	534,512
INTL. FCStone, Inc.*	6,204	199,148
Investment Technology Group, Inc.*	14,223	405,213
Janus Capital Group, Inc.	62,474	1,118,285
KCG Holdings, Inc., Class A*	18,949	243,305
Ladenburg Thalmann Financial Services, Inc.*	41,956	141,392
Manning & Napier, Inc.	5,752	61,144
Medley Management, Inc., Class A (a)	2,680	30,713
Moelis & Co., Class A	3,102	83,909
OM Asset Management PLC	10,186	197,201
Oppenheimer Holdings, Inc., Class A	4,284	102,345
Piper Jaffray Cos.*	6,840	345,078
Pzena Investment Management, Inc., Class A	4,591	42,237
RCS Capital Corp., Class A (a)	3,821	32,822
Safeguard Scientifics, Inc.*	8,675	156,063
Silvercrest Asset Management Group, Inc., Class A	2,276	35,483
Stifel Financial Corp.*	27,279	1,441,422
Virtus Investment Partners, Inc.	2,917	389,770
Walter Investment Management Corp.* (a)	15,812	278,449
Westwood Holdings Group, Inc.	3,079	180,399
WisdomTree Investments, Inc.	44,896	854,820

		11,357,232

Chemicals 2.1%
A. Schulman, Inc.	12,094	513,390
American Vanguard Corp. (a)	12,091	131,913
Axiall Corp.	29,175	1,190,340
Balchem Corp.	12,676	664,476
Calgon Carbon Corp.	22,374	496,479
Chase Corp.	2,834	101,486
Chemtura Corp.*	28,242	850,932
Ferro Corp.*	30,123	406,359
Flotek Industries, Inc.*	22,590	322,811
FutureFuel Corp.	9,158	99,547
H.B. Fuller Co.	20,871	871,782
Hawkins, Inc.	4,462	176,026

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Innophos Holdings, Inc.	9,113	$481,531
Innospec, Inc.	10,105	441,589
Intrepid Potash, Inc.* (a)	23,426	293,528
KMG Chemicals, Inc.	4,046	118,467
Koppers Holdings, Inc.	8,600	193,328
Kraton Performance Polymers, Inc.*	13,771	310,398
Kronos Worldwide, Inc.	8,813	118,535
LSB Industries, Inc.*	8,121	344,412
Marrone Bio Innovations, Inc.* (a)	5,954	19,886
Minerals Technologies, Inc.	14,399	975,244
Olin Corp.	32,960	973,309
OM Group, Inc.	12,435	373,547
OMNOVA Solutions, Inc.*	19,913	159,105
PolyOne Corp.	37,209	1,453,011
Quaker Chemical Corp.	5,465	454,797
Rentech, Inc.*	94,146	112,975
Senomyx, Inc.* (a)	17,892	103,595
Sensient Technologies Corp.	20,684	1,351,906
Stepan Co.	8,077	411,362
Trecora Resources*	8,254	99,048
Tredegar Corp.	10,443	213,768
Trinseo SA*	4,783	108,909
Tronox Ltd., Class A	25,184	527,605
Zep, Inc.	9,665	192,140

		15,657,536

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	23,168	742,534
ACCO Brands Corp.*	47,925	377,170
ARC Document Solutions, Inc.*	17,276	147,537
Brady Corp., Class A	19,862	528,925
Brink’s Co. (The)	19,978	528,818
Casella Waste Systems, Inc., Class A*	16,455	90,173
CECO Environmental Corp.	8,849	104,330
Cenveo, Inc.* (a)	22,440	44,431
Civeo Corp.	39,481	184,376
Deluxe Corp.	20,860	1,350,685
Ennis, Inc.	10,992	169,057
G&K Services, Inc., Class A	8,278	584,427
Healthcare Services Group, Inc.	29,280	886,306
Heritage-Crystal Clean, Inc.*	4,665	54,674
Herman Miller, Inc.	24,595	674,149
HNI Corp.	18,797	876,692
InnerWorkings, Inc.*	14,759	93,424
Interface, Inc.	27,576	599,227
Kimball International, Inc., Class B	14,433	146,062
Knoll, Inc.	20,024	455,947
Matthews International Corp., Class A	12,377	600,656
McGrath RentCorp	10,868	359,839
Mobile Mini, Inc.	19,436	749,063
MSA Safety, Inc.	12,296	562,419
Multi-Color Corp.	5,140	322,689

107

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
NL Industries, Inc.*	2,997	$22,088
Performant Financial Corp.*	12,541	37,247
Quad/Graphics, Inc.	11,611	250,101
Quest Resource Holding Corp.*	5,748	6,955
SP Plus Corp.*	6,466	147,166
Steelcase, Inc., Class A	34,314	602,897
Team, Inc.*	8,588	335,619
Tetra Tech, Inc.	25,595	693,880
UniFirst Corp.	6,152	696,591
United Stationers, Inc.	16,254	660,075
US Ecology, Inc.	8,948	419,751
Viad Corp.	8,589	228,210
West Corp.	15,996	495,076

		15,829,266

Communications Equipment 1.6%
ADTRAN, Inc.	22,119	367,397
Aerohive Networks, Inc.*	4,162	25,347
Alliance Fiber Optic Products, Inc.	5,299	97,290
Applied Optoelectronics, Inc.* (a)	6,232	88,993
Aruba Networks, Inc.*	44,533	1,095,957
Bel Fuse, Inc., Class B	4,223	86,698
Black Box Corp.	6,060	120,594
CalAmp Corp.*	15,097	297,562
Calix, Inc.*	17,441	128,889
Ciena Corp.*	43,611	928,914
Clearfield, Inc.* (a)	4,806	65,121
Comtech Telecommunications Corp.	6,441	186,145
Digi International, Inc.*	10,094	101,949
Emulex Corp.*	29,828	239,221
Extreme Networks, Inc.*	40,578	102,257
Finisar Corp.*	43,091	876,040
Harmonic, Inc.*	36,995	259,335
Infinera Corp.*	53,504	1,005,875
InterDigital, Inc.	15,500	848,160
Ixia*	24,196	289,868
KVH Industries, Inc.*	6,678	90,086
Mitel Networks Corp.* (b)	8,920	82,867
NETGEAR, Inc.*	14,314	433,285
Numerex Corp., Class A*	5,991	65,841
Oclaro, Inc.* (a)	39,465	75,773
ParkerVision, Inc.* (a)	39,540	26,887
Plantronics, Inc.	17,742	945,116
Polycom, Inc.*	57,480	750,114
Procera Networks, Inc.*	8,550	98,411
Ruckus Wireless, Inc.*	27,236	318,116
ShoreTel, Inc.*	26,279	182,902
Sonus Networks, Inc.*	20,648	163,532
TESSCO Technologies, Inc.	2,360	59,637
Ubiquiti Networks, Inc.	12,153	347,211
ViaSat, Inc.*	17,250	1,037,070

		11,888,460

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering 0.7%
Aegion Corp.*	15,956	$293,910
Ameresco, Inc., Class A*	8,380	56,314
Argan, Inc.	5,264	170,080
Comfort Systems USA, Inc.	15,828	327,481
Dycom Industries, Inc.*	14,134	649,881
EMCOR Group, Inc.	26,285	1,173,100
Furmanite Corp.*	15,823	115,508
Granite Construction, Inc.	16,419	569,903
Great Lakes Dredge & Dock Corp.*	25,149	145,864
Layne Christensen Co.* (a)	8,361	56,186
MasTec, Inc.*	27,476	492,919
MYR Group, Inc.*	8,954	262,531
Northwest Pipe Co.*	4,002	97,008
Orion Marine Group, Inc.*	11,534	97,116
Primoris Services Corp.	15,951	306,738
Sterling Construction Co., Inc.*	8,517	37,390
Tutor Perini Corp.*	15,653	331,844

		5,183,773

Construction Materials 0.1%
Headwaters, Inc.*	30,387	534,203
United States Lime & Minerals, Inc.	792	52,272
US Concrete, Inc.*	5,963	216,457

		802,932

Consumer Finance 0.7%
Cash America International, Inc.	11,818	306,322
Consumer Portfolio Services, Inc.*	8,743	55,868
Credit Acceptance Corp.*	2,663	629,001
Encore Capital Group, Inc.* (a)	10,796	436,590
Enova International, Inc.*	10,813	200,149
EZCORP, Inc., Class A*	21,605	198,766
First Cash Financial Services, Inc.*	12,053	582,642
Green Dot Corp., Class A*	13,082	210,620
JG Wentworth Co., Class A* (a)	4,911	49,405
Nelnet, Inc., Class A	8,743	391,424
Nicholas Financial, Inc.*	2,371	29,946
PRA Group, Inc.*	20,826	1,140,744
Regional Management Corp.*	4,496	72,610
Springleaf Holdings, Inc.*	10,210	510,500
World Acceptance Corp.* (a)	3,309	280,008

		5,094,595

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,702	85,270
Berry Plastics Group, Inc.*	37,443	1,281,299
Graphic Packaging Holding Co.	136,525	1,925,003
Myers Industries, Inc.	11,023	178,242
UFP Technologies, Inc.*	2,462	49,954

		3,519,768

108

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Distributors 0.2%
Core-Mark Holding Co., Inc.	9,564	$504,118
Pool Corp.	18,745	1,216,363
VOXX International Corp.*	8,204	78,184
Weyco Group, Inc.	2,767	78,860

		1,877,525

Diversified Consumer Services 0.9%
2U, Inc.*	4,322	115,008
American Public Education, Inc.*	7,343	204,796
Ascent Capital Group, Inc., Class A*	5,831	233,473
Bridgepoint Education, Inc.*	6,958	61,022
Bright Horizons Family Solutions, Inc.*	12,044	605,572
Capella Education Co.	4,591	248,052
Career Education Corp.*	28,265	118,713
Carriage Services, Inc.	6,742	159,381
Chegg, Inc.* (a)	30,949	229,951
Collectors Universe, Inc.	2,907	66,948
Grand Canyon Education, Inc.*	19,447	880,560
Houghton Mifflin Harcourt Co.*	45,404	1,037,935
ITT Educational Services, Inc.* (a)	9,845	51,982
K12, Inc.*	14,448	233,624
Liberty Tax, Inc.	1,567	43,406
LifeLock, Inc.*	33,801	493,833
Regis Corp.*	18,336	302,911
Sotheby’s (a)	25,437	1,086,414
Steiner Leisure Ltd.*	5,462	263,487
Strayer Education, Inc.*	4,555	231,030
Universal Technical Institute, Inc.	9,127	77,123
Weight Watchers International, Inc.*	11,636	99,488

		6,844,709

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	9,746	96,291
MarketAxess Holdings, Inc.	15,718	1,349,390
Marlin Business Services Corp.	3,527	70,434
NewStar Financial, Inc.*	10,084	115,966
On Deck Capital, Inc.* (a)	4,685	90,186
PHH Corp.* (a)	21,349	536,287
PICO Holdings, Inc.*	9,564	172,248
Resource America, Inc., Class A	6,395	54,613
Tiptree Financial, Inc., Class A	3,258	21,959

		2,507,374

Diversified Telecommunication Services 0.6%
8x8, Inc.*	37,206	324,808
Atlantic Tele-Network, Inc.	3,806	251,272
Cincinnati Bell, Inc.*	87,829	301,253
Cogent Communications Holdings, Inc.	19,402	678,876
Consolidated Communications Holdings, Inc.	20,797	438,193
FairPoint Communications, Inc.*	8,733	172,215
General Communication, Inc., Class A*	15,092	239,359
Globalstar, Inc.* (a)	113,126	292,996

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services (continued)
Hawaiian Telcom Holdco, Inc.*	4,454	$117,318
IDT Corp., Class B	7,080	120,572
inContact, Inc.*	25,508	264,008
Inteliquent, Inc.	13,632	259,144
Intelsat SA*	11,505	144,848
Iridium Communications, Inc.* (a)	33,863	344,387
Lumos Networks Corp.	7,907	111,805
magicJack VocalTec Ltd.* (a)	7,521	48,887
ORBCOMM, Inc.*	23,125	139,213
Premiere Global Services, Inc.*	20,277	207,028
Vonage Holdings Corp. *	73,179	338,819

		4,795,001

Electric Utilities 1.3%
ALLETE, Inc.	19,988	1,005,397
Cleco Corp.	25,155	1,367,174
El Paso Electric Co.	16,792	624,830
Empire District Electric Co. (The)	18,144	427,654
IDACORP, Inc.	20,955	1,264,215
MGE Energy, Inc.	14,324	594,160
NRG Yield, Inc., Class A (a)	9,995	491,754
Otter Tail Corp.	15,136	452,718
PNM Resources, Inc.	33,262	924,018
Portland General Electric Co.	32,681	1,149,064
Spark Energy, Inc., Class A	1,204	15,050
UIL Holdings Corp.	23,533	1,173,826
Unitil Corp.	5,837	199,625

		9,689,485

Electrical Equipment 1.0%
AZZ, Inc.	10,598	491,641
Capstone Turbine Corp.* (a)	138,409	86,949
Encore Wire Corp.	8,456	380,605
EnerSys	18,448	1,252,619
Enphase Energy, Inc.* (a)	7,692	96,688
Franklin Electric Co., Inc.	19,783	715,353
FuelCell Energy, Inc.* (a)	98,506	121,162
Generac Holdings, Inc.* (a)	28,746	1,198,421
General Cable Corp.	20,437	333,327
Global Power Equipment Group, Inc.	7,203	87,516
GrafTech International Ltd.*	49,401	239,101
LSI Industries, Inc.	9,076	81,321
Plug Power, Inc.* (a)	70,213	178,341
Polypore International, Inc.*	18,836	1,103,036
Powell Industries, Inc.	3,909	129,740
Power Solutions International, Inc.* (a)	1,887	120,391
PowerSecure International, Inc.*	9,412	123,391
Preformed Line Products Co.	1,121	47,026
Revolution Lighting Technologies, Inc.*	14,963	17,507
TCP International Holdings Ltd.*	2,916	10,877
Thermon Group Holdings, Inc.*	13,414	312,144
Vicor Corp.*	6,915	105,454

		7,232,610

109

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	6,180	$58,154
Anixter International, Inc.*	11,318	799,051
Badger Meter, Inc.	6,065	377,364
Belden, Inc.	18,160	1,524,532
Benchmark Electronics, Inc.*	22,099	519,990
Checkpoint Systems, Inc.	17,512	181,424
Cognex Corp.*	36,137	1,622,190
Coherent, Inc.*	10,376	622,560
Control4 Corp.*	4,811	56,385
CTS Corp.	14,203	254,802
CUI Global, Inc.* (a)	8,436	46,482
Daktronics, Inc.	15,872	170,307
DTS, Inc.*	7,131	255,646
Electro Rent Corp.	6,905	74,850
Electro Scientific Industries, Inc.	10,240	58,368
Fabrinet*	14,752	267,159
FARO Technologies, Inc.*	7,238	288,290
FEI Co.	17,514	1,321,606
Gerber Scientific, Inc.* (b)	11,566	0
GSI Group, Inc.*	12,770	169,586
II-VI, Inc.*	21,528	382,983
Insight Enterprises, Inc.*	16,898	483,621
InvenSense, Inc.* (a)	29,847	445,317
Itron, Inc.*	16,300	584,518
KEMET Corp.*	19,102	82,521
Kimball Electronics, Inc.*	10,825	138,452
Littelfuse, Inc.	9,384	919,538
Maxwell Technologies, Inc.* (a)	12,603	70,577
Mercury Systems, Inc.*	13,973	192,967
Mesa Laboratories, Inc.	1,174	99,661
Methode Electronics, Inc.	15,787	670,316
MTS Systems Corp.	6,283	443,454
Multi-Fineline Electronix, Inc.*	3,675	85,922
Newport Corp.*	16,742	319,270
OSI Systems, Inc.*	8,305	558,179
Park Electrochemical Corp.	8,777	190,636
PC Connection, Inc.	4,070	98,860
Plexus Corp.*	14,056	605,111
RealD, Inc.*	16,898	207,507
Rofin-Sinar Technologies, Inc.*	11,778	278,668
Rogers Corp.*	7,547	548,742
Sanmina Corp.*	34,209	695,469
ScanSource, Inc.*	11,774	469,194
Speed Commerce, Inc.*	22,324	6,735
SYNNEX Corp.	11,859	907,214
TTM Technologies, Inc.*	22,746	212,675
Universal Display Corp.* (a)	16,906	745,047
Viasystems Group, Inc.*	2,107	37,462
Vishay Precision Group, Inc.*	5,283	75,388

		19,224,750

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 1.1%
Aspen Aerogels, Inc.*	2,225	$14,551
Basic Energy Services, Inc.*	13,385	136,393
Bristow Group, Inc.	14,778	918,157
C&J Energy Services Ltd.*	19,345	337,570
CARBO Ceramics, Inc. (a)	8,292	366,755
CHC Group Ltd.* (a)	13,146	15,644
Era Group, Inc.*	8,552	189,683
Exterran Holdings, Inc.	24,317	901,431
FMSA Holdings, Inc.* (a)	10,535	92,603
Forum Energy Technologies, Inc.*	24,348	566,334
Geospace Technologies Corp.*	5,528	119,405
Glori Energy, Inc.* (a)	5,391	8,949
Gulf Island Fabrication, Inc.	6,122	80,749
GulfMark Offshore, Inc., Class A	10,561	158,521
Helix Energy Solutions Group, Inc.*	43,795	721,742
Hercules Offshore, Inc.* (a)	67,762	54,555
Hornbeck Offshore Services, Inc.*	15,230	348,005
Independence Contract Drilling, Inc.*	4,282	32,800
ION Geophysical Corp.*	54,352	123,923
Key Energy Services, Inc.*	55,272	134,864
Matrix Service Co.*	11,101	243,889
McDermott International, Inc.* (a)	99,810	524,002
Mitcham Industries, Inc.*	5,238	25,666
Natural Gas Services Group, Inc.*	5,245	132,961
Newpark Resources, Inc.*	35,643	365,697
Nordic American Offshore Ltd. (a)	7,644	72,083
North Atlantic Drilling Ltd. (a)	29,866	45,994
Nuverra Environmental Solutions, Inc.* (a)	6,850	27,811
Parker Drilling Co.*	50,929	190,984
PHI, Inc., Non-Voting Shares*	5,294	165,861
Pioneer Energy Services Corp.*	26,388	196,591
Profire Energy, Inc.*	6,575	10,849
RigNet, Inc.*	5,025	188,237
SEACOR Holdings, Inc.*	7,605	552,579
Tesco Corp.	14,589	187,615
TETRA Technologies, Inc.*	33,184	239,588
Vantage Drilling Co.*	82,345	32,814
Willbros Group, Inc.*	16,835	42,088

		8,567,943

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	11,614	495,802
Casey’s General Stores, Inc.	16,039	1,318,085
Chefs’ Warehouse Inc. (The)*	7,558	137,631
Diplomat Pharmacy, Inc.*	7,101	254,358
Fairway Group Holdings Corp.* (a)	7,486	39,751
Fresh Market, Inc. (The)* (a)	17,847	627,144
Ingles Markets, Inc., Class A	4,951	207,249
Liberator Medical Holdings, Inc. (a)	12,796	36,085
Natural Grocers by Vitamin Cottage, Inc.*	3,760	98,963
PriceSmart, Inc.	7,790	626,783
Roundy’s, Inc.* (a)	16,543	83,377
Smart & Final Stores, Inc.*	5,664	98,100

110

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
SpartanNash Co.	15,575	$469,898
SUPERVALU, Inc.*	84,527	742,992
United Natural Foods, Inc.*	20,677	1,394,870
Village Super Market, Inc., Class A	2,841	90,713
Weis Markets, Inc.	4,455	197,579

		6,919,380

Food Products 1.5%
Alico, Inc.	1,176	55,002
B&G Foods, Inc.	22,327	678,741
Boulder Brands, Inc.*	25,582	244,052
Calavo Growers, Inc.	6,049	306,382
Cal-Maine Foods, Inc. (a)	12,910	577,206
Darling Ingredients, Inc.*	68,324	933,306
Dean Foods Co.	39,249	637,796
Diamond Foods, Inc.*	9,148	256,510
Farmer Bros. Co.*	3,148	78,480
Fresh Del Monte Produce, Inc. (a)	14,035	518,313
Freshpet, Inc.* (a)	5,044	109,354
Inventure Foods, Inc.*	6,450	62,887
J&J Snack Foods Corp.	6,207	647,576
John B. Sanfilippo & Son, Inc.	3,479	180,943
Lancaster Colony Corp.	7,714	691,637
Landec Corp.*	11,259	159,990
Lifeway Foods, Inc.*	1,982	40,056
Limoneira Co.	4,713	108,116
Omega Protein Corp.*	8,799	112,451
Post Holdings, Inc.*	21,825	1,024,466
Sanderson Farms, Inc. (a)	9,686	727,612
Seaboard Corp.*	117	421,200
Seneca Foods Corp., Class A*	3,437	99,054
Snyder’s-Lance, Inc.	19,801	584,724
Tootsie Roll Industries, Inc. (a)	7,985	247,365
TreeHouse Foods, Inc.*	17,537	1,425,057

		10,928,276

Gas Utilities 1.1%
Chesapeake Utilities Corp.	6,113	292,079
Laclede Group, Inc. (The)	18,007	935,103
New Jersey Resources Corp.	35,053	1,069,467
Northwest Natural Gas Co.	11,288	527,150
ONE Gas, Inc.	21,582	905,797
Piedmont Natural Gas Co., Inc.	32,448	1,214,853
South Jersey Industries, Inc.	13,753	725,471
Southwest Gas Corp.	19,346	1,064,030
WGL Holdings, Inc.	21,609	1,188,711

		7,922,661

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.	9,349	598,336
ABIOMED, Inc.*	16,669	1,053,814
Accuray, Inc.* (a)	32,252	262,209
Analogic Corp.	5,213	440,498

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
AngioDynamics, Inc.*	10,384	$173,309
Anika Therapeutics, Inc.*	6,059	206,733
Antares Pharma, Inc.* (a)	49,107	120,312
AtriCure, Inc.*	11,518	253,511
Atrion Corp.	614	199,458
Cantel Medical Corp.	14,085	630,867
Cardiovascular Systems, Inc.*	11,460	358,698
Cerus Corp.* (a)	38,985	173,093
CONMED Corp.	11,332	569,206
CryoLife, Inc.	11,814	120,503
Cyberonics, Inc.*	11,188	681,461
Cynosure, Inc., Class A*	9,376	313,346
Derma Sciences, Inc.*	9,538	75,350
DexCom, Inc.*	31,244	2,111,157
Endologix, Inc.*	27,832	433,066
Entellus Medical, Inc.*	2,193	60,351
Exactech, Inc.*	4,113	89,869
GenMark Diagnostics, Inc.*	17,485	167,856
Globus Medical, Inc., Class A*	27,618	659,794
Greatbatch, Inc.*	10,448	563,356
Haemonetics Corp.*	21,734	880,879
HeartWare International, Inc.*	7,132	539,964
ICU Medical, Inc.*	5,577	470,531
Inogen, Inc.*	2,155	79,175
Insulet Corp.*	22,977	685,863
Integra LifeSciences Holdings Corp.*	10,405	611,606
Invacare Corp.	13,510	271,146
K2M Group Holdings, Inc.*	3,907	82,086
LDR Holding Corp.*	6,980	236,273
Masimo Corp.*	18,622	628,679
Meridian Bioscience, Inc.	17,456	309,320
Merit Medical Systems, Inc.*	18,051	350,370
Natus Medical, Inc.*	13,376	504,409
Neogen Corp.*	15,290	681,017
Nevro Corp.*	3,385	152,393
NuVasive, Inc.*	19,433	869,238
NxStage Medical, Inc.*	25,505	467,507
Ocular Therapeutix, Inc.* (a)	2,422	53,163
OraSure Technologies, Inc.*	23,474	147,886
Orthofix International NV*	7,747	250,306
Oxford Immunotec Global PLC* (a)	6,547	86,879
PhotoMedex, Inc.* (a)	6,187	12,745
Quidel Corp.*	11,975	279,018
Rockwell Medical, Inc.* (a)	19,716	191,442
Roka Bioscience, Inc.*	1,987	5,822
RTI Surgical, Inc.*	23,819	133,386
Second Sight Medical Products, Inc.* (a)	1,701	19,766
Sientra, Inc.*	2,429	42,459
Spectranetics Corp. (The)*	17,460	447,849
STAAR Surgical Co.* (a)	16,152	142,945
STERIS Corp. (a)	24,657	1,639,691
SurModics, Inc.*	5,408	136,390
Symmetry Surgical, Inc.*	2,307	17,833

111

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.*	4,472	$59,701
Thoratec Corp.*	22,420	899,266
Tornier NV*	14,933	386,317
TransEnterix, Inc.* (a)	11,230	42,225
TriVascular Technologies, Inc.*	3,351	24,462
Unilife Corp.* (a)	50,975	170,766
Utah Medical Products, Inc.	1,582	85,286
Vascular Solutions, Inc.*	7,198	230,768
Veracyte, Inc.* (a)	2,864	26,206
West Pharmaceutical Services, Inc.	29,489	1,571,174
Wright Medical Group, Inc.*	20,956	531,654
ZELTIQ Aesthetics, Inc.*	12,209	374,816

		26,146,830

Health Care Providers & Services 2.6%
AAC Holdings, Inc.* (a)	2,422	83,947
Acadia Healthcare Co., Inc.*	17,872	1,224,232
Aceto Corp.	12,071	233,936
Addus HomeCare Corp.*	2,630	70,589
Adeptus Health, Inc., Class A*	2,372	150,551
Air Methods Corp.*	16,333	746,418
Alliance HealthCare Services, Inc.*	2,106	44,795
Almost Family, Inc.*	3,518	152,259
Amedisys, Inc.*	11,475	319,120
AMN Healthcare Services, Inc.*	19,264	439,412
Amsurg Corp.*	17,617	1,104,938
Bio-Reference Laboratories, Inc.*	10,316	341,666
BioScrip, Inc.* (a)	28,766	135,200
BioTelemetry, Inc.*	11,107	88,967
Capital Senior Living Corp.*	12,192	319,065
Chemed Corp.	7,364	848,701
Civitas Solutions, Inc.*	4,925	92,344
CorVel Corp.*	4,661	166,584
Cross Country Healthcare, Inc.*	13,080	145,188
Ensign Group, Inc. (The)	9,379	394,950
ExamWorks Group, Inc.*	15,211	622,890
Five Star Quality Care, Inc.*	17,690	75,183
Genesis Healthcare, Inc.*	9,818	67,842
Hanger, Inc.*	14,790	330,409
HealthEquity, Inc.*	4,407	115,508
HealthSouth Corp.	36,750	1,661,835
Healthways, Inc.*	13,201	229,697
IPC Healthcare, Inc.*	7,197	352,077
Kindred Healthcare, Inc.	32,389	743,328
Landauer, Inc.	4,017	129,588
LHC Group, Inc.*	5,193	166,488
Magellan Health, Inc.*	11,490	727,317
Molina Healthcare, Inc.*	12,600	746,298
National HealthCare Corp.	4,250	269,025
National Research Corp., Class A	4,186	60,362
Owens & Minor, Inc.	26,264	885,622
PharMerica Corp.*	12,600	361,116
Providence Service Corp. (The)*	4,843	205,924

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
RadNet, Inc.*	13,755	$115,267
Select Medical Holdings Corp.	32,737	476,323
Surgical Care Affiliates, Inc.*	5,284	199,207
Team Health Holdings, Inc.*	29,392	1,750,881
Triple-S Management Corp., Class B*	10,472	196,036
Trupanion, Inc.* (a)	3,563	26,402
U.S. Physical Therapy, Inc.	5,133	242,072
Universal American Corp.*	17,766	177,482
WellCare Health Plans, Inc.*	18,266	1,414,336

		19,451,377

Health Care Technology 0.5%
Castlight Health, Inc., Class B* (a)	5,290	39,834
Computer Programs & Systems, Inc.	4,691	245,480
Connecture, Inc.*	2,304	25,620
HealthStream, Inc.*	8,891	257,305
HMS Holdings Corp.*	36,810	626,138
Imprivata, Inc.*	2,443	36,474
MedAssets, Inc.*	25,611	518,367
Medidata Solutions, Inc.*	22,583	1,206,610
Merge Healthcare, Inc.*	29,740	147,808
Omnicell, Inc.*	15,218	540,695
Quality Systems, Inc.	20,927	326,357
Vocera Communications, Inc.*	9,505	108,262

		4,078,950

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd., Class A*	39,686	488,931
Biglari Holdings, Inc.*	727	265,726
BJ’s Restaurants, Inc.*	9,019	422,089
Bloomin’ Brands, Inc.	32,177	729,131
Bob Evans Farms, Inc.	10,183	438,073
Boyd Gaming Corp.*	32,565	429,858
Bravo Brio Restaurant Group, Inc.*	5,942	87,526
Buffalo Wild Wings, Inc.*	7,879	1,255,125
Caesars Acquisition Co., Class A*	19,221	120,708
Caesars Entertainment Corp.* (a)	21,545	204,462
Carrols Restaurant Group, Inc.*	14,811	133,891
Cheesecake Factory, Inc. (The)	20,846	1,045,010
Churchill Downs, Inc.	5,583	665,326
Chuy’s Holdings, Inc.*	6,910	156,304
ClubCorp Holdings, Inc.	9,208	201,563
Cracker Barrel Old Country Store, Inc.	7,940	1,051,891
Dave & Buster’s Entertainment, Inc.*	2,848	89,769
Del Frisco’s Restaurant Group, Inc.*	9,932	200,328
Denny’s Corp.*	36,574	380,735
Diamond Resorts International, Inc.*	14,708	470,803
DineEquity, Inc.	6,941	669,321
El Pollo Loco Holdings, Inc.* (a)	3,459	90,557
Empire Resorts, Inc.* (a)	6,614	35,848
Famous Dave’s of America, Inc.* (a)	1,925	54,285
Fiesta Restaurant Group, Inc.*	11,146	563,430
Habit Restaurants, Inc. (The), Class A* (a)	2,422	80,217

112

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Ignite Restaurant Group, Inc.*	3,461	$12,183
International Speedway Corp., Class A	11,432	415,667
Interval Leisure Group, Inc.	16,433	407,374
Intrawest Resorts Holdings, Inc.*	5,823	58,696
Isle of Capri Casinos, Inc.*	9,120	129,686
Jack in the Box, Inc.	16,692	1,448,365
Jamba, Inc.* (a)	7,235	114,024
Krispy Kreme Doughnuts, Inc.*	27,062	481,704
La Quinta Holdings, Inc.*	18,383	442,663
Life Time Fitness, Inc.*	17,069	1,220,433
Marcus Corp. (The)	7,559	146,418
Marriott Vacations Worldwide Corp.	11,168	918,121
Monarch Casino & Resort, Inc.*	4,007	73,328
Morgans Hotel Group Co.*	12,291	84,193
Nathan’s Famous, Inc.	1,312	53,976
Noodles & Co.* (a)	4,559	91,271
Papa John’s International, Inc.	12,772	783,818
Papa Murphy’s Holdings, Inc.*	2,582	43,971
Penn National Gaming, Inc.*	32,401	521,008
Pinnacle Entertainment, Inc.*	24,699	907,935
Popeyes Louisiana Kitchen, Inc.*	9,845	548,170
Potbelly Corp.* (a)	6,290	94,413
Red Robin Gourmet Burgers, Inc.*	5,927	445,058
Ruby Tuesday, Inc.*	25,831	188,050
Ruth’s Hospitality Group, Inc.	15,139	220,272
Scientific Games Corp., Class A* (a)	21,295	269,808
Shake Shack, Inc., Class A* (a)	2,393	164,519
Sonic Corp.	22,651	648,951
Speedway Motorsports, Inc.	4,598	105,294
Texas Roadhouse, Inc.	28,941	972,418
Vail Resorts, Inc.	15,047	1,492,813
Zoe’s Kitchen, Inc.* (a)	2,456	75,227

		23,910,734

Household Durables 1.2%
Beazer Homes USA, Inc.*	11,232	196,672
Cavco Industries, Inc.*	3,714	243,527
Century Communities, Inc.*	1,694	32,389
CSS Industries, Inc.	3,911	110,838
Dixie Group, Inc. (The)*	6,142	60,376
Ethan Allen Interiors, Inc.	10,605	256,853
Flexsteel Industries, Inc.	2,045	73,641
Helen of Troy Ltd.*	11,942	1,046,239
Hovnanian Enterprises, Inc., Class A* (a)	49,078	153,123
Installed Building Products, Inc.*	3,611	75,145
iRobot Corp.* (a)	12,382	401,424
KB Home (a)	35,167	509,570
La-Z-Boy, Inc.	21,663	567,787
LGI Homes, Inc.* (a)	6,021	99,166
Libbey, Inc.	9,022	355,016
Lifetime Brands, Inc.	4,391	63,889
M.D.C. Holdings, Inc. (a)	16,397	440,096
M/I Homes, Inc.*	10,282	231,962

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Meritage Homes Corp.*	16,423	$702,412
NACCO Industries, Inc., Class A	1,914	93,748
New Home Co., Inc. (The)*	3,540	52,534
Ryland Group, Inc. (The)	19,697	811,910
Skullcandy, Inc.*	8,395	90,750
Standard Pacific Corp.*	60,791	492,407
TRI Pointe Homes, Inc.*	61,530	878,648
Turtle Beach Corp.* (a)	3,092	6,802
UCP, Inc., Class A*	3,118	27,002
Universal Electronics, Inc.*	6,576	354,709
WCI Communities, Inc.*	4,934	114,716
William Lyon Homes, Class A*	7,376	159,690

		8,703,041

Household Products 0.2%
Central Garden & Pet Co., Class A*	18,158	177,948
HRG Group, Inc.*	34,453	431,696
Oil-Dri Corp. of America	2,060	67,609
Orchids Paper Products Co.	3,398	73,023
WD-40 Co.	6,230	504,381

		1,254,657

Independent Power and Renewable Electricity Producers 0.5%
Abengoa Yield PLC (a)	11,842	401,562
Atlantic Power Corp.	50,758	164,964
Dynegy, Inc.*	51,312	1,707,150
Ormat Technologies, Inc. (a)	13,646	499,307
Pattern Energy Group, Inc.	18,135	525,552
TerraForm Power, Inc., Class A*	11,952	472,463
Vivint Solar, Inc.* (a)	8,385	118,396

		3,889,394

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	15,303	305,142

Information Technology Services 2.4%
Acxiom Corp.*	32,313	564,185
Blackhawk Network Holdings, Inc.* (a)	21,940	806,734
CACI International, Inc., Class A*	9,865	870,488
Cardtronics, Inc.*	18,676	704,645
Cass Information Systems, Inc.	4,845	253,248
Ciber, Inc.*	32,654	115,269
Computer Task Group, Inc.	6,357	52,318
Convergys Corp.	42,602	966,213
CSG Systems International, Inc.	14,317	416,911
Datalink Corp.*	8,291	95,844
EPAM Systems, Inc.*	14,866	961,979
Euronet Worldwide, Inc.*	21,302	1,245,741
EVERTEC, Inc.	27,579	571,713
ExlService Holdings, Inc.*	13,722	472,448
Forrester Research, Inc.	4,589	159,651
Global Cash Access Holdings, Inc.*	27,671	204,765
Hackett Group, Inc. (The)	10,562	101,395

113

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Heartland Payment Systems, Inc.	15,047	$765,892
Higher One Holdings, Inc.*	14,337	40,287
IGATE Corp.*	15,447	734,659
Information Services Group, Inc.	13,204	51,892
Lionbridge Technologies, Inc.*	27,179	150,843
Luxoft Holding, Inc.*	3,297	170,884
ManTech International Corp., Class A	10,060	294,054
MAXIMUS, Inc.	28,337	1,813,851
ModusLink Global Solutions, Inc.*	15,271	53,449
MoneyGram International, Inc.*	12,278	95,155
NeuStar, Inc., Class A* (a)	10,319	309,570
PRGX Global, Inc.*	11,660	49,438
Science Applications International Corp.	16,691	836,219
ServiceSource International, Inc.*	28,803	102,827
Sykes Enterprises, Inc.*	16,546	414,146
Syntel, Inc.*	13,032	586,701
TeleTech Holdings, Inc.	7,373	191,256
Unisys Corp.*	21,463	467,250
Virtusa Corp.*	10,920	434,616
WEX, Inc.*	16,221	1,828,269

		17,954,805

Insurance 2.4%
Ambac Financial Group, Inc.*	18,899	434,866
American Equity Investment Life Holding Co.	31,032	836,312
AMERISAFE, Inc.	7,722	348,957
AmTrust Financial Services, Inc. (a)	12,524	744,802
Argo Group International Holdings Ltd.	12,027	589,203
Atlas Financial Holdings, Inc.*	4,845	89,390
Baldwin & Lyons, Inc., Class B	3,909	88,695
Citizens, Inc.* (a)	18,497	104,323
CNO Financial Group, Inc.	85,512	1,453,704
Crawford & Co., Class B	11,770	96,161
Donegal Group, Inc., Class A	2,884	43,577
eHealth, Inc.*	7,486	91,778
EMC Insurance Group, Inc.	2,165	74,996
Employers Holdings, Inc.	13,181	321,748
Enstar Group Ltd.*	3,582	508,787
FBL Financial Group, Inc., Class A	3,977	231,740
Federated National Holding Co.	5,804	167,155
Fidelity & Guaranty Life	4,737	106,014
First American Financial Corp.	44,565	1,550,416
Global Indemnity PLC*	3,439	94,401
Greenlight Capital Re Ltd., Class A*	11,899	361,611
Hallmark Financial Services, Inc.*	5,824	64,530
HCI Group, Inc.	3,564	155,319
Heritage Insurance Holdings, Inc.*	2,951	59,168
Horace Mann Educators Corp.	16,952	575,859
Independence Holding Co.	3,140	39,062
Infinity Property & Casualty Corp.	4,770	353,696
James River Group Holdings Ltd.	4,596	108,649
Kansas City Life Insurance Co.	1,586	71,180
Kemper Corp.	18,104	681,978

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Maiden Holdings Ltd.	20,659	$300,175
Meadowbrook Insurance Group, Inc.	21,058	179,835
Montpelier Re Holdings Ltd.	15,356	585,217
National General Holdings Corp.	14,656	283,447
National Interstate Corp.	2,977	83,416
National Western Life Insurance Co., Class A	938	224,754
Navigators Group, Inc. (The)*	4,337	338,503
OneBeacon Insurance Group Ltd., Class A	9,531	143,728
Patriot National, Inc.*	3,645	49,098
Phoenix Cos., Inc. (The)*	2,397	81,762
Primerica, Inc.	21,601	998,398
RLI Corp.	17,852	886,530
Safety Insurance Group, Inc.	5,351	311,161
Selective Insurance Group, Inc.	23,394	630,234
State Auto Financial Corp.	6,370	150,459
State National Cos., Inc.	11,014	105,074
Stewart Information Services Corp.	9,025	329,413
Symetra Financial Corp.	31,414	746,083
Third Point Reinsurance Ltd.*	23,851	321,511
United Fire Group, Inc.	8,670	258,973
United Insurance Holdings Corp.	6,991	116,260
Universal Insurance Holdings, Inc.	13,094	314,518

		17,886,626

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	10,455	110,509
Blue Nile, Inc.*	5,093	138,581
EVINE Live, Inc.*	17,966	107,077
FTD Cos., Inc.*	7,955	227,036
Gaiam, Inc., Class A*	6,424	42,141
HSN, Inc.	13,779	860,085
Lands’ End, Inc.* (a)	6,925	203,457
Nutrisystem, Inc.	12,098	230,467
Orbitz Worldwide, Inc.*	21,678	254,066
Overstock.com, Inc.*	4,884	104,860
PetMed Express, Inc. (a)	8,492	134,428
Shutterfly, Inc.*	16,003	716,294
Travelport Worldwide Ltd. (a)	12,609	199,600
Wayfair, Inc., Class A*	5,321	170,911

		3,499,512

Internet Software & Services 2.3%
Amber Road, Inc.*	4,014	35,163
Angie’s List, Inc.* (a)	18,347	107,697
Bankrate, Inc.*	28,158	349,159
Bazaarvoice, Inc.* (a)	21,004	113,002
Benefitfocus, Inc.* (a)	2,064	71,311
Blucora, Inc.*	17,756	242,725
Borderfree, Inc.*	2,686	16,976
Box, Inc., Class A* (a)	5,256	89,930
Brightcove, Inc.*	13,507	93,469
Carbonite, Inc.*	7,449	76,278
Care.com, Inc.* (a)	3,098	19,889

114

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
ChannelAdvisor Corp.*	8,717	$89,175
Cimpress NV*	13,902	1,166,934
comScore, Inc.*	14,372	752,518
Constant Contact, Inc.*	13,001	453,085
Cornerstone OnDemand, Inc.*	21,887	626,625
Coupons.com, Inc.* (a)	5,532	69,316
Cvent, Inc.*	7,539	202,648
Dealertrack Technologies, Inc.*	22,330	877,792
Demand Media, Inc.*	3,953	25,339
Demandware, Inc.*	12,437	766,119
DHI Group, Inc.*	16,293	123,827
EarthLink Holdings Corp.	43,023	203,499
Endurance International Group Holdings, Inc.* (a)	12,667	232,313
Envestnet, Inc.*	14,204	728,097
Everyday Health, Inc.*	3,112	38,153
Five9, Inc.* (a)	5,412	29,387
Global Sources Ltd.* (a)	6,515	36,093
Gogo, Inc.* (a)	22,945	485,057
GrubHub, Inc.*	3,755	154,593
GTT Communications, Inc.*	6,732	122,926
Hortonworks, Inc.* (a)	2,836	57,202
Internap Corp.*	22,826	214,564
IntraLinks Holdings, Inc.*	16,503	161,729
j2 Global, Inc.	19,803	1,373,734
Limelight Networks, Inc.*	25,385	93,925
Liquidity Services, Inc.*	10,337	96,754
LivePerson, Inc.*	22,773	214,066
LogMeIn, Inc.*	10,070	646,293
Marchex, Inc., Class B	13,753	58,450
Marin Software, Inc.*	11,097	67,026
Marketo, Inc.*	10,770	306,407
Millennial Media, Inc.*	31,697	49,130
Monster Worldwide, Inc.*	38,246	225,269
New Relic, Inc.* (a)	2,353	76,449
NIC, Inc.	26,687	453,679
OPOWER, Inc.* (a)	3,181	31,810
Perficient, Inc.*	14,519	299,527
Q2 Holdings, Inc.*	4,406	89,662
QuinStreet, Inc.*	14,603	79,294
RealNetworks, Inc.*	8,735	57,389
Reis, Inc.	3,479	79,078
RetailMeNot, Inc.* (a)	12,939	237,819
Rightside Group Ltd.*	3,039	24,738
Rocket Fuel, Inc.* (a)	7,732	61,933
SciQuest, Inc.*	11,530	177,216
Shutterstock, Inc.* (a)	6,390	431,261
SPS Commerce, Inc.*	6,805	444,094
Stamps.com, Inc.*	5,868	363,171
TechTarget, Inc.*	6,981	75,534
Textura Corp.*	7,835	205,042
Travelzoo, Inc.*	3,043	39,985
Tremor Video, Inc.* (a)	14,052	35,130

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
TrueCar, Inc.* (a)	3,279	$50,562
Unwired Planet, Inc.*	43,457	25,653
Web.com Group, Inc.*	21,747	399,492
WebMD Health Corp.*	16,049	708,563
Wix.com Ltd.*	5,834	113,588
XO Group, Inc.*	11,315	183,982
Xoom Corp.* (a)	12,992	229,569
YuMe, Inc.*	7,249	37,187

		16,975,051

Leisure Products 0.5%
Arctic Cat, Inc.	5,421	192,391
Black Diamond, Inc.*	9,585	86,361
Brunswick Corp.	38,662	1,934,646
Callaway Golf Co.	32,571	315,287
Escalade, Inc.	3,894	70,053
JAKKS Pacific, Inc.* (a)	7,473	49,845
Johnson Outdoors, Inc., Class A	2,078	65,457
LeapFrog Enterprises, Inc.*	27,514	62,182
Malibu Boats, Inc., Class A*	3,501	74,116
Marine Products Corp.	4,726	33,555
Nautilus, Inc.*	13,108	220,345
Smith & Wesson Holding Corp.* (a)	23,084	343,144
Sturm Ruger & Co., Inc.	8,148	446,592

		3,893,974

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	9,544	217,603
Affymetrix, Inc.* (a)	31,769	385,358
Albany Molecular Research, Inc.* (a)	9,902	178,830
Cambrex Corp.*	12,738	490,286
Enzo Biochem, Inc.*	15,569	43,593
Fluidigm Corp.*	11,615	435,098
Furiex Pharmaceuticals, Inc.* (b)	3,319	32,427
INC Research Holdings, Inc., Class A*	3,923	131,577
Luminex Corp.*	15,758	244,564
NanoString Technologies, Inc.*	4,117	49,157
Pacific Biosciences of California, Inc.*	25,103	129,531
PAREXEL International Corp.*	23,729	1,508,571
PRA Health Sciences, Inc.*	8,204	233,650
Sequenom, Inc.* (a)	48,931	217,254

		4,297,499

Machinery 2.9%
Accuride Corp.*	16,145	65,872
Actuant Corp., Class A	25,898	616,890
Alamo Group, Inc.	2,796	172,737
Albany International Corp., Class A	11,607	454,994
Altra Industrial Motion Corp.	11,371	299,853
American Railcar Industries, Inc. (a)	3,971	210,622
ARC Group Worldwide, Inc.*	1,382	9,605
Astec Industries, Inc.	7,792	327,887
Barnes Group, Inc.	22,580	905,458

115

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Blount International, Inc.	20,777	$275,503
Briggs & Stratton Corp.	19,624	383,649
Chart Industries, Inc.*	12,559	509,267
CIRCOR International, Inc.	7,417	405,265
CLARCOR, Inc.	21,010	1,365,650
Columbus McKinnon Corp.	8,341	211,528
Commercial Vehicle Group, Inc.*	11,152	64,236
Douglas Dynamics, Inc.	9,360	203,580
Dynamic Materials Corp.	5,870	78,599
Energy Recovery, Inc.* (a)	15,715	46,674
EnPro Industries, Inc.	9,539	610,591
ESCO Technologies, Inc.	10,861	398,599
ExOne Co. (The)* (a)	4,185	57,376
Federal Signal Corp.	25,993	408,610
FreightCar America, Inc.	5,069	132,250
Global Brass & Copper Holdings, Inc.	8,976	136,794
Gorman-Rupp Co. (The)	7,919	214,684
Graham Corp.	4,240	99,216
Greenbrier Cos., Inc. (The) (a)	11,583	668,223
Harsco Corp.	33,904	545,176
Hillenbrand, Inc.	26,187	769,636
Hurco Cos., Inc.	2,728	88,278
Hyster-Yale Materials Handling, Inc.	4,317	316,609
John Bean Technologies Corp.	12,094	466,708
Kadant, Inc.	4,697	239,359
LB Foster Co., Class A	4,345	185,662
Lindsay Corp.	5,124	405,770
Lydall, Inc.*	7,150	191,906
Manitex International, Inc.* (a)	5,826	57,736
Meritor, Inc.*	41,086	539,048
Miller Industries, Inc.	4,756	106,439
Mueller Industries, Inc.	23,564	825,683
Mueller Water Products, Inc., Class A	66,178	619,426
NN, Inc.	7,460	187,694
Omega Flex, Inc.	1,178	35,093
Proto Labs, Inc.*	9,434	660,380
RBC Bearings, Inc.	9,675	706,178
Rexnord Corp.*	31,261	828,104
Standex International Corp.	5,305	429,015
Sun Hydraulics Corp.	9,138	355,560
Tennant Co.	7,652	491,947
Titan International, Inc. (a)	18,519	192,412
TriMas Corp.*	18,787	529,230
Twin Disc, Inc.	3,483	62,659
Wabash National Corp.*	28,944	405,795
Watts Water Technologies, Inc., Class A	11,841	645,927
Woodward, Inc.	27,547	1,296,086
Xerium Technologies, Inc.*	4,514	80,259

		21,597,987

Common Stocks (continued)

	Shares	Market Value

Marine 0.2%
Baltic Trading Ltd.	19,594	$27,824
Golden Ocean Group Ltd. (a)	29,005	144,445
International Shipholding Corp.	2,384	26,176
Matson, Inc.	17,910	725,355
Navios Maritime Holdings, Inc. (a)	33,369	126,469
Safe Bulkers, Inc. (a)	16,407	58,737
Scorpio Bulkers, Inc.* (a)	56,684	136,608
Ultrapetrol (Bahamas) Ltd.* (a)	10,076	12,494

		1,258,108

Media 1.4%
A H Belo Corp., Class A	7,878	52,704
AMC Entertainment Holdings, Inc., Class A	8,845	265,881
Carmike Cinemas, Inc.*	10,165	306,780
Central European Media Enterprises Ltd., Class A* (a)	28,973	79,676
Cinedigm Corp., Class A*	31,420	26,079
Crown Media Holdings, Inc., Class A*	14,209	53,284
Cumulus Media, Inc., Class A*	60,715	138,430
Daily Journal Corp.*	454	91,259
Dex Media, Inc.* (a)	6,279	16,514
E.W. Scripps Co. (The), Class A	22,567	525,585
Entercom Communications Corp., Class A*	10,388	123,409
Entravision Communications Corp., Class A	24,310	158,987
Eros International PLC* (a)	9,354	165,472
Global Eagle Entertainment, Inc.* (a)	16,978	216,809
Gray Television, Inc.*	20,823	276,113
Harte-Hanks, Inc.	20,698	140,539
Hemisphere Media Group, Inc.* (a)	3,594	45,428
Journal Media Group, Inc.*	6,951	64,579
Lee Enterprises, Inc.*	22,589	67,767
Loral Space & Communications, Inc.*	5,423	374,187
Martha Stewart Living Omnimedia, Inc., Class A*	12,371	68,041
McClatchy Co. (The), Class A*	25,754	35,798
MDC Partners, Inc., Class A (a)	17,834	373,444
Media General, Inc.*	32,884	555,411
Meredith Corp.	14,985	779,819
National CineMedia, Inc.	25,552	389,413
New Media Investment Group, Inc.	18,675	431,953
New York Times Co. (The), Class A	57,409	768,707
Nexstar Broadcasting Group, Inc., Class A	12,764	746,183
Radio One, Inc., Class D*	10,354	36,964
ReachLocal, Inc.*	5,969	16,713
Reading International, Inc., Class A*	7,248	96,543
Rentrak Corp.* (a)	4,173	197,800
Saga Communications, Inc., Class A	1,525	60,985
Salem Media Group, Inc.	4,298	20,974
Scholastic Corp.	10,924	443,951
SFX Entertainment, Inc.* (a)	18,619	81,365
Sinclair Broadcast Group, Inc., Class A (a)	28,603	876,396
Sizmek, Inc.*	9,283	64,610

116

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Time, Inc.	45,904	$1,047,988
Townsquare Media, Inc., Class A*	3,891	53,151
World Wrestling Entertainment, Inc., Class A (a)	12,496	167,696

		10,503,387

Metals & Mining 1.1%
AK Steel Holding Corp.* (a)	74,371	377,805
AM Castle & Co.* (a)	7,677	30,094
Ampco-Pittsburgh Corp.	3,499	55,949
Century Aluminum Co.*	21,596	278,372
Coeur Mining, Inc.* (a)	55,541	289,924
Commercial Metals Co.	48,635	807,341
Globe Specialty Metals, Inc.	26,283	523,557
Gold Resource Corp.	15,887	53,539
Handy & Harman Ltd.*	1,653	58,566
Haynes International, Inc.	5,212	231,778
Hecla Mining Co.	154,276	465,914
Horsehead Holding Corp.* (a)	23,460	350,727
Kaiser Aluminum Corp. (a)	7,472	600,525
Materion Corp.	8,479	339,075
Molycorp, Inc.* (a)	76,703	70,782
Noranda Aluminum Holding Corp.	18,375	61,373
Olympic Steel, Inc.	3,840	42,048
RTI International Metals, Inc.*	12,708	478,456
Ryerson Holding Corp.*	4,899	27,140
Schnitzer Steel Industries, Inc., Class A	11,066	192,770
Stillwater Mining Co.*	49,752	668,169
SunCoke Energy, Inc.	27,293	478,446
U.S. Silica Holdings, Inc. (a)	22,407	836,901
Universal Stainless & Alloy Products, Inc.*	2,976	62,496
Walter Energy, Inc.	25,526	12,949
Worthington Industries, Inc.	20,088	542,979

		7,937,675

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The) (a)	5,900	42,303
Burlington Stores, Inc.*	11,947	616,107
Fred’s, Inc., Class A	15,483	261,198
Tuesday Morning Corp.*	18,260	288,873

		1,208,481

Multi-Utilities 0.4%
Avista Corp.	25,109	819,055
Black Hills Corp.	18,637	918,618
NorthWestern Corp.	19,600	1,020,964

		2,758,637

Oil, Gas & Consumable Fuels 2.6%
Abraxas Petroleum Corp.*	38,878	147,736
Adams Resources & Energy, Inc.	899	41,893
Alon USA Energy, Inc.	11,011	177,167
Alpha Natural Resources, Inc.* (a)	93,102	75,413

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
American Eagle Energy Corp.*	13,843	$2,355
Amyris, Inc.* (a)	9,457	21,373
Approach Resources, Inc.* (a)	16,562	145,249
Arch Coal, Inc.* (a)	89,300	86,996
Ardmore Shipping Corp. (a)	7,603	91,464
Bill Barrett Corp.*	20,883	242,243
Bonanza Creek Energy, Inc.*	16,529	455,539
Callon Petroleum Co.*	27,213	243,284
Carrizo Oil & Gas, Inc.*	21,401	1,192,678
Clayton Williams Energy, Inc.* (a)	2,476	137,839
Clean Energy Fuels Corp.* (a)	29,511	291,274
Cloud Peak Energy, Inc.*	25,606	166,183
Comstock Resources, Inc. (a)	20,126	108,077
Contango Oil & Gas Co.*	7,318	183,462
Delek US Holdings, Inc.	24,711	912,330
DHT Holdings, Inc.	38,867	310,936
Diamondback Energy, Inc.*	18,351	1,515,242
Dorian LPG Ltd.*	3,034	40,231
Eclipse Resources Corp.* (a)	12,756	80,745
Emerald Oil, Inc.*	28,175	18,032
Energy XXI Ltd. (a)	39,410	172,222
Evolution Petroleum Corp.	7,919	54,483
EXCO Resources, Inc. (a)	63,858	131,547
Frontline Ltd.*	30,041	76,905
FX Energy, Inc.* (a)	22,764	30,731
GasLog Ltd.	17,688	394,266
Gastar Exploration, Inc.*	29,543	107,241
Goodrich Petroleum Corp.* (a)	18,858	72,980
Green Plains, Inc.	15,711	489,241
Halcon Resources Corp.* (a)	109,578	163,271
Hallador Energy Co.	4,134	47,500
Harvest Natural Resources, Inc.*	18,905	12,103
Isramco, Inc.*	369	45,590
Jones Energy, Inc., Class A* (a)	5,862	60,144
Magnum Hunter Resources Corp.* (a)	83,519	182,907
Matador Resources Co.*	32,591	903,423
Midstates Petroleum Co., Inc.* (a)	17,048	19,605
Miller Energy Resources, Inc.* (a)	13,671	9,913
Navios Maritime Acquisition Corp.	34,590	131,788
Nordic American Tankers Ltd. (a)	36,813	450,223
Northern Oil and Gas, Inc.* (a)	25,653	226,773
Pacific Ethanol, Inc.* (a)	10,065	120,377
Panhandle Oil and Gas, Inc., Class A	5,886	134,201
Parsley Energy, Inc., Class A*	22,339	387,358
PDC Energy, Inc.*	16,622	943,132
Penn Virginia Corp.* (a)	27,577	184,214
Petrocorp, Inc.*(b)	1,500	0
PetroQuest Energy, Inc.*	24,631	66,011
Renewable Energy Group, Inc.*	14,526	133,784
Resolute Energy Corp.* (a)	31,007	38,449
REX American Resources Corp.*	2,640	166,901
Rex Energy Corp.*	20,239	101,195
Ring Energy, Inc.* (a)	8,507	103,275

117

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc.*	30,834	$703,940
RSP Permian, Inc.*	10,435	302,824
Sanchez Energy Corp.* (a)	21,397	314,322
Scorpio Tankers, Inc.	67,607	631,449
SemGroup Corp., Class A	17,770	1,496,056
Ship Finance International Ltd. (a)	24,825	391,242
Solazyme, Inc.* (a)	31,994	123,177
Stone Energy Corp.*	23,589	402,664
Swift Energy Co.* (a)	18,483	55,819
Synergy Resources Corp.*	34,047	407,883
Teekay Tankers Ltd., Class A	33,760	212,688
TransAtlantic Petroleum Ltd.* (a)	8,351	48,436
Triangle Petroleum Corp.* (a)	28,292	168,903
VAALCO Energy, Inc.*	20,969	51,793
Vertex Energy, Inc.* (a)	5,885	12,712
W&T Offshore, Inc. (a)	14,710	94,585
Warren Resources, Inc.*	30,023	32,425
Western Refining, Inc.	20,661	910,117
Westmoreland Coal Co.*	6,488	184,389

		19,394,918

Paper & Forest Products 0.7%
Boise Cascade Co.*	16,546	574,146
Clearwater Paper Corp.*	7,997	511,568
Deltic Timber Corp.	4,666	298,624
KapStone Paper and Packaging Corp.	35,325	987,334
Louisiana-Pacific Corp.*	59,249	902,955
Neenah Paper, Inc.	6,955	420,569
P.H. Glatfelter Co.	18,088	448,582
Resolute Forest Products, Inc.*	26,580	409,864
Schweitzer-Mauduit International, Inc.	12,791	565,490
Wausau Paper Corp.	17,745	165,383

		5,284,515

Personal Products 0.2%
Elizabeth Arden, Inc.* (a)	10,883	153,124
Female Health Co. (The)* (a)	8,759	25,576
Inter Parfums, Inc.	6,990	210,958
Medifast, Inc.*	5,071	152,130
Nature’s Sunshine Products, Inc.	4,111	53,484
Nutraceutical International Corp.*	3,650	71,175
Revlon, Inc., Class A*	4,776	186,790
Synutra International, Inc.* (a)	7,112	51,633
USANA Health Sciences, Inc.*	2,396	272,521

		1,177,391

Pharmaceuticals 1.8%
AcelRx Pharmaceuticals, Inc.* (a)	10,437	41,644
Achaogen, Inc.*	3,013	16,843
Aerie Pharmaceuticals, Inc.*	4,420	42,609
Akorn, Inc.*	25,944	1,080,308
Alimera Sciences, Inc.* (a)	11,059	48,217
Amphastar Pharmaceuticals, Inc.*	3,883	56,148

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Ampio Pharmaceuticals, Inc.* (a)	17,218	$41,495
ANI Pharmaceuticals, Inc.*	2,889	176,171
Aratana Therapeutics, Inc.*	12,070	155,824
BioDelivery Sciences International, Inc.*	17,582	141,711
Bio-Path Holdings, Inc.* (a)	30,680	47,707
Catalent, Inc.*	20,523	590,447
Cempra, Inc.*	12,441	391,767
Corcept Therapeutics, Inc.* (a)	22,475	129,681
Depomed, Inc.*	24,156	561,869
Dermira, Inc.*	3,351	49,427
Egalet Corp.*	1,525	13,969
Endocyte, Inc.*	15,609	90,532
Flex Pharma, Inc.*	2,262	37,821
Horizon Pharma PLC* (a)	30,808	866,321
IGI Laboratories, Inc.* (a)	13,461	68,382
Impax Laboratories, Inc.* (a)	29,179	1,320,642
Intersect ENT, Inc.*	2,473	62,060
Intra-Cellular Therapies, Inc.*	8,143	166,524
Lannett Co., Inc.*	10,719	616,343
Medicines Co. (The)*	27,090	693,775
Nektar Therapeutics*	52,597	500,724
Omeros Corp.* (a)	15,594	313,751
Pacira Pharmaceuticals, Inc.*	14,843	1,016,449
Pain Therapeutics, Inc.*	16,869	34,413
Pernix Therapeutics Holdings, Inc.* (a)	13,990	89,256
Phibro Animal Health Corp., Class A	6,159	195,610
POZEN, Inc.*	11,507	89,985
Prestige Brands Holdings, Inc.*	21,633	849,095
Relypsa, Inc.*	8,542	247,120
Repros Therapeutics, Inc.* (a)	10,180	78,284
Revance Therapeutics, Inc.* (a)	3,565	70,141
Sagent Pharmaceuticals, Inc.*	9,193	214,289
SciClone Pharmaceuticals, Inc.*	21,649	176,872
Sucampo Pharmaceuticals, Inc., Class A*	7,461	132,507
Supernus Pharmaceuticals, Inc.*	13,124	167,987
Tetraphase Pharmaceuticals, Inc.*	12,764	450,314
TherapeuticsMD, Inc.* (a)	48,996	317,494
Theravance Biopharma, Inc.*	9,889	158,224
Theravance, Inc. (a)	34,229	556,221
VIVUS, Inc.* (a)	37,836	84,374
XenoPort, Inc.*	24,326	144,253
Zogenix, Inc.* (a)	51,741	71,920
ZS Pharma, Inc.*	3,270	124,489

		13,592,009

Professional Services 1.4%
Acacia Research Corp. (a)	21,033	231,784
Advisory Board Co. (The)*	17,636	915,132
Barrett Business Services, Inc.	3,019	134,255
CBIZ, Inc.*	17,458	157,820
CDI Corp.	5,933	80,926
Corporate Executive Board Co. (The)	14,189	1,189,464
CRA International, Inc.*	4,008	117,034

118

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Exponent, Inc.	5,503	$487,621
Franklin Covey Co.*	4,612	85,968
FTI Consulting, Inc.*	17,154	705,201
GP Strategies Corp.*	5,555	181,037
Heidrick & Struggles International, Inc.	7,651	184,083
Hill International, Inc.*	12,531	48,244
Huron Consulting Group, Inc.*	9,888	599,411
ICF International, Inc.*	8,377	322,514
Insperity, Inc.	9,425	453,908
Kelly Services, Inc., Class A	11,497	188,781
Kforce, Inc.	10,424	237,042
Korn/Ferry International	20,604	649,644
Mistras Group, Inc.*	6,885	123,655
Navigant Consulting, Inc.*	20,648	298,570
On Assignment, Inc.*	21,471	722,499
Paylocity Holding Corp.*	3,525	99,229
Pendrell Corp.*	69,095	75,314
Resources Connection, Inc.	16,281	256,589
RPX Corp.*	22,270	346,521
TriNet Group, Inc.*	6,606	231,342
TrueBlue, Inc.*	17,030	490,123
VSE Corp.	1,746	124,210
WageWorks, Inc.*	14,636	737,654

		10,475,575

Real Estate Investment Trusts (REITs) 8.7%
Acadia Realty Trust	28,447	879,012
AG Mortgage Investment Trust, Inc.	11,927	229,237
Agree Realty Corp.	7,374	226,972
Alexander’s, Inc.	872	376,024
Altisource Residential Corp.	23,986	459,332
American Assets Trust, Inc.	14,934	594,373
American Capital Mortgage Investment Corp.	21,480	376,759
American Residential Properties, Inc.*	13,519	253,616
Anworth Mortgage Asset Corp.	43,527	221,117
Apollo Commercial Real Estate Finance, Inc.	24,049	410,997
Apollo Residential Mortgage, Inc.	13,470	213,634
Ares Commercial Real Estate Corp.	12,023	136,461
Armada Hoffler Properties, Inc.	10,525	108,092
ARMOUR Residential REIT, Inc.	149,970	449,910
Ashford Hospitality Prime, Inc.	9,695	151,824
Ashford Hospitality Trust, Inc.	33,288	301,589
Associated Estates Realty Corp.	23,997	683,915
Campus Crest Communities, Inc.	27,197	172,157
Capstead Mortgage Corp.	40,217	468,528
CareTrust REIT, Inc.	11,880	148,381
CatchMark Timber Trust, Inc., Class A	8,021	93,044
Cedar Realty Trust, Inc.	35,702	249,557
Chambers Street Properties	98,486	738,645
Chatham Lodging Trust	16,066	444,064
Chesapeake Lodging Trust	24,610	781,368
Colony Capital, Inc., Class A	44,875	1,162,711

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.	19,600	$133,084
CoreSite Realty Corp.	8,819	424,018
Cousins Properties, Inc.	90,898	885,347
CubeSmart	67,607	1,559,694
CyrusOne, Inc.	18,809	610,916
CYS Investments, Inc.	68,039	606,908
DCT Industrial Trust, Inc.	34,533	1,140,970
DiamondRock Hospitality Co.	81,708	1,107,960
DuPont Fabros Technology, Inc.	26,617	829,120
Dynex Capital, Inc.	22,991	183,928
Easterly Government Properties, Inc.*	5,307	83,585
EastGroup Properties, Inc.	13,037	745,716
Education Realty Trust, Inc.	18,559	623,954
Empire State Realty Trust, Inc., Class A	38,471	692,478
EPR Properties	23,822	1,373,815
Equity One, Inc.	27,392	674,665
Excel Trust, Inc.	25,667	406,822
FelCor Lodging Trust, Inc.	57,865	642,880
First Industrial Realty Trust, Inc.	45,844	904,502
First Potomac Realty Trust	24,685	264,623
Franklin Street Properties Corp.	36,984	436,781
GEO Group, Inc. (The)	30,230	1,178,970
Getty Realty Corp.	10,751	186,745
Gladstone Commercial Corp.	7,960	141,768
Government Properties Income Trust	28,659	597,254
Gramercy Property Trust, Inc.	23,485	642,080
Great Ajax Corp.*	1,102	15,626
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,086	210,634
Hatteras Financial Corp.	40,244	726,807
Healthcare Realty Trust, Inc.	40,133	1,027,405
Hersha Hospitality Trust	84,245	541,695
Highwoods Properties, Inc.	37,608	1,618,648
Hudson Pacific Properties, Inc.	30,032	905,765
InfraREIT, Inc.	9,485	295,837
Inland Real Estate Corp.	36,661	377,242
Invesco Mortgage Capital, Inc.	51,355	790,867
Investors Real Estate Trust	47,042	337,291
iStar Financial, Inc.*	34,821	471,476
Kite Realty Group Trust	13,810	361,822
LaSalle Hotel Properties	46,612	1,710,194
Lexington Realty Trust	86,329	800,270
LTC Properties, Inc.	14,507	630,474
Mack-Cali Realty Corp.	37,225	668,189
Medical Properties Trust, Inc.	86,888	1,214,694
Monmouth Real Estate Investment Corp.	23,500	242,755
National Health Investors, Inc.	15,593	1,040,365
New Residential Investment Corp.	82,566	1,406,925
New York Mortgage Trust, Inc.	44,145	344,772
New York REIT, Inc.	67,364	665,556
One Liberty Properties, Inc.	5,165	116,109
Owens Realty Mortgage, Inc.	4,611	62,156
Parkway Properties, Inc.	33,048	537,691

119

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	29,764	$1,278,066
Pennsylvania Real Estate Investment Trust	28,579	646,171
PennyMac Mortgage Investment Trust	31,067	650,854
Physicians Realty Trust	29,475	489,285
Potlatch Corp.	16,848	621,860
PS Business Parks, Inc.	8,107	618,969
QTS Realty Trust, Inc., Class A	5,956	216,024
RAIT Financial Trust	33,116	214,592
Ramco-Gershenson Properties Trust	32,429	566,859
Redwood Trust, Inc.	34,838	598,865
Resource Capital Corp.	54,283	239,388
Retail Opportunity Investments Corp.	37,610	631,096
Rexford Industrial Realty, Inc.	24,117	358,379
RLJ Lodging Trust	54,564	1,618,914
Rouse Properties, Inc.	15,601	272,549
Ryman Hospitality Properties, Inc.	18,154	1,046,397
Sabra Health Care REIT, Inc.	24,636	736,124
Saul Centers, Inc.	4,093	205,960
Select Income REIT	15,459	358,494
Silver Bay Realty Trust Corp.	14,792	228,832
Sovran Self Storage, Inc.	14,886	1,300,143
STAG Industrial, Inc.	23,568	512,133
Starwood Waypoint Residential Trust	16,426	422,805
STORE Capital Corp.	13,285	278,985
Strategic Hotels & Resorts, Inc.*	111,669	1,306,527
Summit Hotel Properties, Inc.	35,340	465,428
Sun Communities, Inc.	20,002	1,241,324
Sunstone Hotel Investors, Inc.	85,856	1,337,636
Terreno Realty Corp.	18,005	383,146
Trade Street Residential, Inc.	6,929	48,295
UMH Properties, Inc.	8,674	87,347
Universal Health Realty Income Trust	5,101	253,316
Urstadt Biddle Properties, Inc., Class A	10,721	222,461
Washington Real Estate Investment Trust	27,611	682,544
Western Asset Mortgage Capital Corp.	17,529	256,099
Whitestone REIT	9,424	138,533

		65,065,567

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	20,278	820,853
Altisource Asset Management Corp.*	594	133,056
Altisource Portfolio Solutions SA* (a)	5,589	135,533
AV Homes, Inc.*	4,665	73,614
Consolidated-Tomoka Land Co.	1,802	98,642
Forestar Group, Inc.*	14,673	216,573
FRP Holdings, Inc.*	2,806	97,424
Kennedy-Wilson Holdings, Inc.	32,529	806,069
Marcus & Millichap, Inc.*	3,368	119,160
RE/MAX Holdings, Inc., Class A	4,474	151,176
St. Joe Co. (The)*	17,520	305,724
Tejon Ranch Co.*	5,691	140,568

		3,098,392

Common Stocks (continued)

	Shares	Market Value

Road & Rail 0.6%
ArcBest Corp.	10,684	$381,419
Celadon Group, Inc.	8,792	227,185
Heartland Express, Inc.	22,614	473,085
Knight Transportation, Inc.	24,920	720,188
Marten Transport Ltd.	9,994	222,467
PAM Transportation Services, Inc.*	1,261	73,882
Patriot Transportation Holding, Inc.*	994	25,655
Quality Distribution, Inc.*	11,526	114,338
Roadrunner Transportation Systems, Inc.*	11,709	286,519
Saia, Inc.*	10,239	417,239
Swift Transportation Co.*	35,497	859,028
Universal Truckload Services, Inc.	2,709	57,539
USA Truck, Inc.*	2,620	64,347
Werner Enterprises, Inc.	18,602	499,836
YRC Worldwide, Inc.*	13,137	204,937

		4,627,664

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.*	16,851	412,175
Alpha & Omega Semiconductor Ltd.*	8,841	72,408
Ambarella, Inc.* (a)	12,021	879,336
Amkor Technology, Inc.*	35,844	251,983
Applied Micro Circuits Corp.*	32,785	176,055
Audience, Inc.* (a)	6,268	29,836
Axcelis Technologies, Inc.*	46,775	117,873
Brooks Automation, Inc.	28,062	301,947
Cabot Microelectronics Corp.*	9,929	469,642
Cascade Microtech, Inc.*	5,378	71,312
Cavium, Inc.*	21,978	1,423,955
CEVA, Inc.*	8,822	182,615
Cirrus Logic, Inc.*	25,901	874,936
Cohu, Inc.	10,623	111,223
Cypress Semiconductor Corp.*	137,377	1,829,862
Diodes, Inc.*	15,092	403,258
DSP Group, Inc.*	9,320	106,062
Entegris, Inc.*	57,957	771,408
Entropic Communications, Inc.*	37,389	112,915
Exar Corp.*	16,604	163,881
Fairchild Semiconductor International, Inc.*	48,782	886,125
FormFactor, Inc.*	23,343	186,044
Inphi Corp.*	13,157	282,218
Integrated Device Technology, Inc.*	55,786	1,014,747
Integrated Silicon Solution, Inc.	12,970	240,594
Intersil Corp., Class A	53,553	714,933
IXYS Corp.	10,283	116,301
Kopin Corp.*	27,757	92,153
Lattice Semiconductor Corp.*	49,437	293,161
M/A-COM Technology Solutions Holdings, Inc.*	5,484	167,097
MaxLinear, Inc., Class A*	11,724	100,006
Micrel, Inc.	18,741	254,878
Microsemi Corp.*	39,425	1,315,218
MKS Instruments, Inc.	22,252	774,592

120

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	16,106	$834,774
Nanometrics, Inc.*	10,045	155,296
NVE Corp.	2,038	138,299
OmniVision Technologies, Inc.*	23,360	651,627
PDF Solutions, Inc.*	12,825	231,748
Pericom Semiconductor Corp.	9,326	116,762
Photronics, Inc.*	27,880	244,508
PMC-Sierra, Inc.*	72,103	607,828
Power Integrations, Inc.	12,654	626,246
Qorvo, Inc.*	59,721	3,936,211
QuickLogic Corp.* (a)	22,756	40,051
Rambus, Inc.*	47,273	654,258
Rubicon Technology, Inc.* (a)	10,854	41,679
Rudolph Technologies, Inc.*	13,970	179,235
Semtech Corp.*	27,995	652,004
Silicon Laboratories, Inc.*	18,110	935,744
Synaptics, Inc.* (a)	14,984	1,269,444
Tessera Technologies, Inc.	22,274	804,314
Ultra Clean Holdings, Inc.*	12,391	74,470
Ultratech, Inc.*	11,789	235,308
Veeco Instruments, Inc.*	16,397	483,875
Xcerra Corp.*	22,333	219,533

		28,333,963

Software 4.6%
A10 Networks, Inc.* (a)	5,822	26,490
ACI Worldwide, Inc.*	47,510	1,094,155
Advent Software, Inc.	21,493	933,011
American Software, Inc., Class A	10,370	100,693
Aspen Technology, Inc.*	38,322	1,701,114
AVG Technologies NV*	14,637	350,117
Barracuda Networks, Inc.*	3,336	135,208
Blackbaud, Inc.	19,270	973,713
Bottomline Technologies de, Inc.*	16,529	442,316
BroadSoft, Inc.*	11,821	374,016
Callidus Software, Inc.*	22,116	273,133
CommVault Systems, Inc.*	19,696	901,092
Comverse, Inc.*	9,422	230,839
Covisint Corp.*	15,346	30,078
Cyan, Inc.*	10,230	38,158
Digimarc Corp.	2,983	69,802
Ebix, Inc. (a)	11,692	319,075
Ellie Mae, Inc.*	11,717	644,435
EnerNOC, Inc.*	11,356	125,484
Epiq Systems, Inc.	13,055	233,815
ePlus, Inc.*	2,191	181,765
Fair Isaac Corp.	13,441	1,188,991
Fleetmatics Group PLC*	15,517	707,265
Gigamon, Inc.*	10,165	299,156
Globant SA*	2,821	59,269
Glu Mobile, Inc.*	37,779	255,386
Guidance Software, Inc.* (a)	7,221	42,171
Guidewire Software, Inc.*	28,253	1,411,237

Common Stocks (continued)

	Shares	Market Value

Software (continued)
HubSpot, Inc.*	2,420	$93,678
Imperva, Inc.*	10,681	487,267
Infoblox, Inc.*	23,585	555,663
Interactive Intelligence Group, Inc.*	7,041	309,663
Jive Software, Inc.*	17,909	96,350
Kofax Ltd.*	30,550	336,966
Manhattan Associates, Inc.*	31,564	1,659,004
Mentor Graphics Corp.	40,437	967,657
MicroStrategy, Inc., Class A*	3,780	688,414
MobileIron, Inc.* (a)	5,345	32,177
Model N, Inc.*	8,112	95,316
Monotype Imaging Holdings, Inc.	16,443	532,918
NetScout Systems, Inc.* (a)	15,187	624,186
Park City Group, Inc.* (a)	3,847	41,740
Paycom Software, Inc.*	2,743	86,706
Pegasystems, Inc.	14,545	313,299
Progress Software Corp.*	21,249	560,974
Proofpoint, Inc.*	16,258	877,607
PROS Holdings, Inc.*	9,882	219,677
QAD, Inc., Class A	2,832	69,044
Qlik Technologies, Inc.*	37,424	1,301,981
Qualys, Inc.*	8,307	411,363
Rally Software Development Corp.*	10,457	151,208
RealPage, Inc.*	21,353	423,643
Rosetta Stone, Inc.*	8,937	74,713
Rubicon Project, Inc. (The)*	3,309	57,808
Sapiens International Corp. NV*	10,327	90,155
Seachange International, Inc.*	13,831	92,806
Silver Spring Networks, Inc.* (a)	14,723	143,108
SS&C Technologies Holdings, Inc.	28,396	1,708,587
Synchronoss Technologies, Inc.*	14,704	674,619
Take-Two Interactive Software, Inc.*	34,840	825,708
Tangoe, Inc.*	16,258	222,409
TeleCommunication Systems, Inc., Class A*	20,293	63,314
Telenav, Inc.*	11,344	94,836
TiVo, Inc.*	39,701	438,696
TubeMogul, Inc.* (a)	1,505	21,672
Tyler Technologies, Inc.*	13,764	1,678,520
Ultimate Software Group, Inc. (The)*	11,821	1,964,887
Varonis Systems, Inc.*	2,245	64,544
VASCO Data Security International, Inc.* (a)	12,368	314,395
Verint Systems, Inc.*	24,920	1,530,836
VirnetX Holding Corp.* (a)	17,891	115,576
Vringo, Inc.*	33,092	20,517
Workiva, Inc.* (a)	2,685	38,852
Yodlee, Inc.*	3,003	38,258
Zendesk, Inc.* (a)	5,176	119,359
Zix Corp.*	24,942	106,253

		34,578,913

Specialty Retail 3.1%
Aeropostale, Inc.* (a)	33,078	102,211
American Eagle Outfitters, Inc.	81,115	1,290,540

121

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
America’s Car-Mart, Inc.*	3,269	$167,831
Ann, Inc.*	19,451	736,415
Asbury Automotive Group, Inc.*	11,501	966,429
Barnes & Noble, Inc.*	17,227	377,271
bebe stores, inc.	12,940	42,831
Big 5 Sporting Goods Corp.	7,768	105,956
Boot Barn Holdings, Inc.*	2,438	60,511
Brown Shoe Co., Inc.	18,160	539,352
Buckle, Inc. (The) (a)	11,703	524,294
Build-A-Bear Workshop, Inc.*	5,188	95,615
Cato Corp. (The), Class A	11,345	446,312
Children’s Place, Inc. (The)	8,612	522,404
Christopher & Banks Corp.*	15,346	91,155
Citi Trends, Inc.*	6,550	149,209
Conn’s, Inc.* (a)	11,634	325,403
Container Store Group, Inc. (The)* (a)	7,237	132,148
Destination Maternity Corp.	5,770	68,028
Destination XL Group, Inc.*	14,740	71,784
Express, Inc.*	34,928	569,326
Finish Line, Inc. (The), Class A	19,885	487,779
Five Below, Inc.* (a)	22,603	762,173
Francesca’s Holdings Corp.*	17,736	300,271
Genesco, Inc.*	9,960	673,196
Group 1 Automotive, Inc.	10,082	796,276
Guess?, Inc.	25,811	472,599
Haverty Furniture Cos., Inc.	8,467	181,702
hhgregg, Inc.* (a)	4,788	27,387
Hibbett Sports, Inc.*	10,728	502,070
Kirkland’s, Inc.*	6,150	146,001
Lithia Motors, Inc., Class A	9,529	950,327
Lumber Liquidators Holdings, Inc.* (a)	11,516	316,575
MarineMax, Inc.*	10,417	230,007
Mattress Firm Holding Corp.* (a)	6,211	366,946
Men’s Wearhouse, Inc. (The)	19,981	1,130,725
Monro Muffler Brake, Inc.	13,135	786,655
New York & Co., Inc.*	13,307	33,667
Office Depot, Inc.*	222,531	2,051,736
Outerwall, Inc. (a)	7,943	527,654
Pacific Sunwear of California, Inc.*	20,941	43,976
Pep Boys-Manny, Moe & Jack (The)*	22,376	204,964
Pier 1 Imports, Inc. (a)	39,700	502,205
Rent-A-Center, Inc.	21,870	647,352
Restoration Hardware Holdings, Inc.*	13,031	1,122,881
Sears Hometown and Outlet Stores, Inc.*	4,892	33,902
Select Comfort Corp.*	22,630	697,457
Shoe Carnival, Inc.	6,359	166,034
Sonic Automotive, Inc., Class A	16,741	390,902
Sportsman’s Warehouse Holdings, Inc.* (a)	4,360	41,987
Stage Stores, Inc.	13,315	257,113
Stein Mart, Inc.	11,668	138,032
Systemax, Inc.*	4,716	49,282
Tile Shop Holdings, Inc.* (a)	11,796	152,994
Tilly’s, Inc., Class A*	4,561	60,844

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Vitamin Shoppe, Inc.*	12,926	$541,341
West Marine, Inc.*	7,363	73,998
Winmark Corp.	991	89,200
Zumiez, Inc.*	8,518	270,106

		23,613,341

Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*	16,914	475,114
Dot Hill Systems Corp.*	25,245	158,539
Eastman Kodak Co.*	7,423	143,783
Electronics For Imaging, Inc.*	19,424	810,563
Immersion Corp.*	11,930	129,202
Intevac, Inc.*	10,073	48,753
Nimble Storage, Inc.* (a)	3,897	95,321
QLogic Corp.*	36,260	533,022
Quantum Corp.*	92,225	185,372
Silicon Graphics International Corp.*	14,534	117,871
Super Micro Computer, Inc.*	14,341	412,591
Violin Memory, Inc.*	33,716	114,972

		3,225,103

Textiles, Apparel & Luxury Goods 1.1%
Columbia Sportswear Co.	11,402	714,906
Crocs, Inc.*	32,157	424,473
Culp, Inc.	3,687	95,309
G-III Apparel Group Ltd.*	7,995	888,884
Iconix Brand Group, Inc.*	20,029	526,963
Movado Group, Inc.	7,709	225,720
Oxford Industries, Inc.	6,005	477,097
Perry Ellis International, Inc.*	5,112	122,279
Quiksilver, Inc.* (a)	57,135	94,844
Sequential Brands Group, Inc.* (a)	7,111	88,176
Skechers U.S.A., Inc., Class A*	16,284	1,464,257
Steven Madden Ltd.*	24,269	946,976
Tumi Holdings, Inc.*	20,881	488,407
Unifi, Inc.*	6,160	217,386
Vera Bradley, Inc.*	9,166	130,524
Vince Holding Corp.*	4,702	86,658
Wolverine World Wide, Inc.	42,292	1,299,633

		8,292,492

Thrifts & Mortgage Finance 1.7%
Anchor BanCorp Wisconsin, Inc.* (a)	2,777	100,416
Astoria Financial Corp.	36,371	479,006
Bank Mutual Corp.	19,577	140,759
BankFinancial Corp.	7,840	100,352
BBX Capital Corp., Class A*	2,528	46,338
Beneficial Bancorp, Inc.*	13,563	157,331
BofI Holding, Inc.*	6,276	576,200
Brookline Bancorp, Inc.	29,662	319,460
Capitol Federal Financial, Inc.	59,480	713,760
Charter Financial Corp.	7,084	84,795
Clifton Bancorp, Inc.	11,134	151,979

122

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Dime Community Bancshares, Inc.	13,773	$219,266
Essent Group Ltd.*	18,441	460,103
EverBank Financial Corp.	37,791	701,779
Federal Agricultural Mortgage Corp., Class C	4,382	137,770
First Defiance Financial Corp.	4,065	142,275
First Financial Northwest, Inc.	5,911	70,341
Flagstar Bancorp, Inc.*	8,531	146,563
Fox Chase Bancorp, Inc.	5,108	84,946
HomeStreet, Inc.*	9,102	188,229
Kearny Financial Corp.*	5,884	78,493
Ladder Capital Corp.	6,410	112,431
LendingTree, Inc.*	2,690	148,031
Meridian Bancorp, Inc.*	8,551	109,880
Meta Financial Group, Inc.	2,580	105,548
MGIC Investment Corp.*	141,282	1,472,158
NMI Holdings, Inc., Class A*	21,250	169,575
Northfield Bancorp, Inc.	19,510	281,529
Northwest Bancshares, Inc.	39,078	481,050
OceanFirst Financial Corp.	5,643	94,690
Oritani Financial Corp.	19,223	286,423
PennyMac Financial Services, Inc., Class A*	6,054	114,299
Provident Financial Services, Inc.	24,932	448,776
Radian Group, Inc. (a)	79,747	1,424,281
Stonegate Mortgage Corp.* (a)	5,923	63,613
Territorial Bancorp, Inc.	3,679	84,985
TrustCo Bank Corp.	39,773	265,286
United Community Financial Corp.	21,289	114,748
United Financial Bancorp, Inc.	20,221	257,818
Walker & Dunlop, Inc.*	7,061	135,148
Washington Federal, Inc.	39,283	848,513
Waterstone Financial, Inc.	14,461	184,233
WSFS Financial Corp.	3,744	266,460

		12,569,636

Tobacco 0.2%
22nd Century Group, Inc.*	20,448	20,652
Alliance One International, Inc.*	35,963	47,471
Universal Corp.	9,753	458,684
Vector Group Ltd.	31,380	695,067

		1,221,874

Trading Companies & Distributors 0.8%
Aircastle Ltd.	26,806	642,808
Applied Industrial Technologies, Inc.	17,364	725,294
Beacon Roofing Supply, Inc.*	20,365	605,248
CAI International, Inc.*	6,886	164,024
DXP Enterprises, Inc.*	5,440	245,072
Erickson, Inc.* (a)	2,741	9,731
General Finance Corp.* (a)	4,687	36,371
H&E Equipment Services, Inc.	13,141	324,845
Houston Wire & Cable Co.	7,482	70,630
Kaman Corp.	11,334	472,741
Neff Corp., Class A*	4,426	52,227

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A*	14,427	$377,122
Stock Building Supply Holdings, Inc.*	6,137	112,737
TAL International Group, Inc.*	14,275	550,158
Textainer Group Holdings Ltd. (a)	9,067	274,730
Titan Machinery, Inc.* (a)	7,298	106,916
Watsco, Inc.	10,764	1,294,802

		6,065,456

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	22,028	345,399

Water Utilities 0.2%
American States Water Co.	16,156	620,229
Artesian Resources Corp., Class A	3,272	70,479
California Water Service Group	19,871	474,321
Connecticut Water Service, Inc.	4,575	164,700
Middlesex Water Co.	6,722	153,060
SJW Corp.	6,589	192,728
York Water Co. (The)	5,444	136,971

		1,812,488

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	9,732	80,387
NTELOS Holdings Corp.	6,633	38,538
RingCentral, Inc., Class A*	11,779	202,952
Shenandoah Telecommunications Co.	9,833	338,845
Spok Holdings, Inc.	9,107	171,439

		832,161

Total Common Stocks (cost $542,819,047)		737,491,114

Right 0.0%†

	Number of Rights

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.* (b)	25,203	63,512

Total Right (cost $–)		63,512

Warrant 0.0%†

	Number of Warrants

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	7,307	0

Total Warrant (cost $–)		0

123

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Mutual Fund 0.9%

	Shares	Market Value

Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (c)(d)	6,558,109	$6,558,109

Total Mutual Fund (cost $6,558,109)		6,558,109

Repurchase Agreement 8.5%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $63,825,874, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $65,102,265. (d)(e)	$63,825,750	$63,825,750

Total Repurchase Agreement (cost $63,825,750)		63,825,750

Total Investments (cost $613,202,906) (f) — 107.9%		807,938,485

Liabilities in excess of other assets — (7.9%)		(58,954,249)

NET ASSETS — 100.0%		$748,984,236

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $68,492,068.

(b)	Fair valued security.

(c)	Represents 7-day effective yield as of April 30, 2015.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $70,383,859.

(e)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
88	Russell 2000 Mini Future	06/19/15	$10,704,320	$(221,954)

At April 30, 2015, the Fund has $445,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

124

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund
Assets:
Investments, at value (cost $549,377,156)*	$744,112,735
Repurchase agreement, at value (cost $63,825,750)	63,825,750

Total Investments, at value (total cost $613,202,906)	807,938,485

Cash	10,579,296
Deposits with broker for futures contracts	445,000
Dividends receivable	263,485
Security lending income receivable	160,523
Receivable for investments sold	2,164,578
Receivable for capital shares issued	475,421
Prepaid expenses	30,455

Total Assets	822,057,243

Liabilities:
Payable for investments purchased	2,161,178
Payable for capital shares redeemed	31,298
Payable for variation margin on futures contracts	211,699
Payable upon return of securities loaned (Note 2)	70,383,859
Accrued expenses and other payables:
Investment advisory fees	120,562
Fund administration fees	21,803
Distribution fees	33,850
Administrative servicing fees	24,431
Accounting and transfer agent fees	3,150
Trustee fees	1,072
Custodian fees	4,999
Compliance program costs (Note 3)	235
Professional fees	22,890
Printing fees	5,453
Other	46,528

Total Liabilities	73,073,007

Net Assets	$748,984,236

Represented by:
Capital	$540,496,972
Accumulated undistributed net investment income	1,595,157
Accumulated net realized gains from investments and futures transactions	12,378,482
Net unrealized appreciation/(depreciation) from investments	194,735,579
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(221,954)

Net Assets	$748,984,236

*	Includes value of securities on loan of $68,492,068 (Note 2).

125

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund
Net Assets:
Class A Shares	$143,702,800
Class C Shares	3,725,475
Class R Shares	1,042,496
Institutional Class Shares	600,513,465

Total	$748,984,236

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	9,507,238
Class C Shares	254,436
Class R Shares	69,451
Institutional Class Shares	39,185,388

Total	49,016,513

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.12
Class C Shares (b)	$14.64
Class R Shares	$15.01
Institutional Class Shares	$15.32
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.04

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

126

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$6,032,335
Income from securities lending (Note 2)	928,935
Interest income	16,700
Foreign tax withholding	(2,157)

Total Income	6,975,813

EXPENSES:
Investment advisory fees	752,493
Fund administration fees	132,396
Distribution fees Class A	178,279
Distribution fees Class C	16,904
Distribution fees Class R	2,603
Administrative servicing fees Class A	107,957
Administrative servicing fees Class C	1,600
Administrative servicing fees Class R	8
Registration and filing fees	27,090
Professional fees	24,412
Printing fees	10,522
Trustee fees	10,782
Custodian fees	14,567
Accounting and transfer agent fees	11,019
Compliance program costs (Note 3)	1,444
Miscellaneous fee	81,329
Other	4,679

Total Expenses	1,378,084

NET INVESTMENT INCOME	5,597,729

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	32,418,366
Net realized gains from futures transactions (Note 2)	2,794,157

Net realized gains from investments and futures transactions	35,212,523

Net change in unrealized appreciation/(depreciation) from investments	(1,933,521)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,170,328)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(3,103,849)

Net realized/unrealized gains from investments and futures transactions	32,108,674

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,706,403

The accompanying notes are an integral part of these financial statements.

127

Statements of Changes in Net Assets

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$5,597,729	$8,561,858
Net realized gains from investments and futures transactions	35,212,523	56,896,998
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(3,103,849)	(2,596,358)

Change in net assets resulting from operations	37,706,403	62,862,498

Distributions to Shareholders From:
Net investment income:
Class A	(936,121)	(1,019,698)
Class B (a)	–	–
Class C	(12,448)	(6,178)
Class R (b)	(6,429)	(103)
Institutional Class	(5,564,291)	(8,107,000)
Net realized gains:
Class A	(9,583,806)	(8,109,441)
Class B (a)	–	(655)
Class C	(220,985)	(167,003)
Class R (b)	(64,532)	(818)
Institutional Class	(44,699,582)	(35,652,914)

Change in net assets from shareholder distributions	(61,088,194)	(53,063,810)

Change in net assets from capital transactions	(49,805,571)	43,093,614

Change in net assets	(73,187,362)	52,892,302

Net Assets:
Beginning of period	822,171,598	769,279,296

End of period	$748,984,236	$822,171,598

Accumulated undistributed net investment income at end of period	$1,595,157	$2,516,717

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$13,452,171	$29,216,026
Proceeds from shares issued from class conversion	–	11,763
Dividends reinvested	10,050,908	8,677,157
Cost of shares redeemed	(20,342,312)	(34,883,964)

Total Class A Shares	3,160,767	3,020,982

Class B Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	–	655
Cost of shares redeemed in class conversion	–	(11,763)
Cost of shares redeemed	–	(4)

Total Class B Shares	–	(11,112)

Class C Shares
Proceeds from shares issued	613,118	567,478
Dividends reinvested	221,125	159,325
Cost of shares redeemed	(111,389)	(403,903)

Total Class C Shares	722,854	322,900

(a)	Effective February 21, 2014, Class B Shares were converted to Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

128

Statements of Changes in Net Assets (Continued)

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (b)
Proceeds from shares issued	$575,493	$970,655
Dividends reinvested	70,961	921
Cost of shares redeemed	(605,485)	(7,410)

Total Class R Shares	40,969	964,166

Institutional Class Shares
Proceeds from shares issued	11,382,596	68,646,213
Dividends reinvested	50,263,873	43,759,914
Cost of shares redeemed	(115,376,630)	(73,609,449)

Total Institutional Class Shares	(53,730,161)	38,796,678

Change in net assets from capital transactions	$(49,805,571)	$43,093,614

SHARE TRANSACTIONS:
Class A Shares
Issued	883,598	1,910,449
Issued in class conversion	–	760
Reinvested	712,564	576,132
Redeemed	(1,337,095)	(2,280,733)

Total Class A Shares	259,067	206,608

Class B Shares (a)
Issued	–	(1)
Reinvested	–	44
Redeemed in class conversion	–	(774)
Redeemed	–	–

Total Class B Shares	–	(731)

Class C Shares
Issued	41,395	37,983
Reinvested	16,176	10,846
Redeemed	(7,531)	(26,931)

Total Class C Shares	50,040	21,898

Class R Shares (b)
Issued	38,244	65,419
Reinvested	5,067	61
Redeemed	(39,957)	(481)

Total Class R Shares	3,354	64,999

Institutional Class Shares
Issued	743,635	4,472,729
Reinvested	3,515,772	2,866,501
Redeemed	(7,481,989)	(4,669,306)

Total Institutional Class Shares	(3,222,582)	2,669,924

Total change in shares	(2,910,121)	2,962,698

Amounts designated as “–” are zero or have been rounded to zero

(a)	Effective February 21, 2014, Class B Shares were converted to Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

129

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Cap Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.67	0.08	0.53	0.61	(0.10)	(1.06)	(1.16)	$15.12	4.46%	$143,702,800	0.67%	1.09%	0.67%	2.21%
Year Ended October 31, 2014 (f)	$15.54	0.12	1.02	1.14	(0.11)	(0.90)	(1.01)	$15.67	7.60%	$144,918,229	0.67%	0.75%	0.67%	18.71%
Year Ended October 31, 2013 (f)	$12.05	0.18	3.94	4.12	(0.18)	(0.45)	(0.63)	$15.54	35.77%	$140,499,070	0.67%	1.31%	0.67%	21.34%
Year Ended October 31, 2012 (f)	$11.28	0.13	1.09	1.22	(0.07)	(0.38)	(0.45)	$12.05	11.45%	$101,814,470	0.68%	1.12%	0.68%	26.98%
Year Ended October 31, 2011 (f)	$10.67	0.09	0.59	0.68	(0.07)	–	(0.07)	$11.28	6.35%	$146,164,624	0.66%	0.75%	0.68%	24.19%
Year Ended October 31, 2010 (f)	$8.54	0.07	2.14	2.21	(0.08)	–	(0.08)	$10.67	26.03%	$170,128,967	0.68%	0.73%	0.72%	19.55%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.22	0.03	0.51	0.54	(0.06)	(1.06)	(1.12)	$14.64	4.07%	$3,725,475	1.36%	0.39%	1.36%	2.21%
Year Ended October 31, 2014 (f)	$15.14	0.01	1.00	1.01	(0.03)	(0.90)	(0.93)	$15.22	6.90%	$3,111,509	1.34%	0.08%	1.34%	18.71%
Year Ended October 31, 2013 (f)	$11.79	0.09	3.86	3.95	(0.15)	(0.45)	(0.60)	$15.14	34.95%	$2,763,671	1.27%	0.66%	1.27%	21.34%
Year Ended October 31, 2012 (f)	$11.07	0.06	1.07	1.13	(0.03)	(0.38)	(0.41)	$11.79	10.76%	$1,537,462	1.28%	0.50%	1.28%	26.98%
Year Ended October 31, 2011 (f)	$10.50	0.02	0.58	0.60	(0.03)	–	(0.03)	$11.07	5.67%	$1,351,735	1.27%	0.16%	1.28%	24.19%
Year Ended October 31, 2010 (f)	$8.42	0.01	2.11	2.12	(0.04)	–	(0.04)	$10.50	25.20%	$1,028,779	1.29%	0.11%	1.33%	19.55%

Class R Shares (g)
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.58	0.07	0.52	0.59	(0.10)	(1.06)	(1.16)	$15.01	4.35%	$1,042,496	0.77%	0.98%	0.77%	2.21%
Year Ended October 31, 2014 (f)	$15.46	0.08	1.04	1.12	(0.10)	(0.90)	(1.00)	$15.58	7.47%	$1,029,664	0.76%	0.51%	0.76%	18.71%
Year Ended October 31, 2013 (f)	$12.00	0.13	3.97	4.10	(0.19)	(0.45)	(0.64)	$15.46	35.71%	$16,977	0.77%	0.93%	0.77%	21.34%
Year Ended October 31, 2012 (f)	$11.25	0.12	1.08	1.20	(0.07)	(0.38)	(0.45)	$12.00	11.29%	$1,440	0.78%	1.01%	0.78%	26.98%
Year Ended October 31, 2011 (f)	$10.65	0.07	0.59	0.66	(0.06)	–	(0.06)	$11.25	6.14%	$1,249	0.78%	0.63%	0.78%	24.19%
Year Ended October 31, 2010 (f)	$8.53	0.06	2.14	2.20	(0.08)	–	(0.08)	$10.65	25.88%	$1,172	0.78%	0.62%	0.84%	19.55%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.87	0.11	0.53	0.64	(0.13)	(1.06)	(1.19)	$15.32	4.61%	$600,513,465	0.27%	1.49%	0.27%	2.21%
Year Ended October 31, 2014 (f)	$15.75	0.18	1.04	1.22	(0.20)	(0.90)	(1.10)	$15.87	8.04%	$673,112,196	0.27%	1.15%	0.27%	18.71%
Year Ended October 31, 2013 (f)	$12.18	0.23	4.00	4.23	(0.21)	(0.45)	(0.66)	$15.75	36.30%	$625,988,463	0.28%	1.70%	0.28%	21.34%
Year Ended October 31, 2012 (f)	$11.40	0.18	1.10	1.28	(0.12)	(0.38)	(0.50)	$12.18	11.85%	$429,079,230	0.28%	1.50%	0.28%	26.98%
Year Ended October 31, 2011 (f)	$10.79	0.14	0.59	0.73	(0.12)	–	(0.12)	$11.40	6.74%	$413,045,783	0.27%	1.15%	0.28%	24.19%
Year Ended October 31, 2010 (f)	$8.63	0.11	2.17	2.28	(0.12)	–	(0.12)	$10.79	26.51%	$316,308,307	0.29%	1.11%	0.33%	19.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

130

Fund Overview	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Asset Allocation†

Common Stocks	97.5%
Exchange Traded Fund	1.9%
Repurchase Agreement	1.2%
Mutual Fund	0.1%
Liabilities in excess of other assets	(0.7)%
100.0%

Top Holdings††

Biogen, Inc.	5.9%
Valeant Pharmaceuticals International, Inc.	3.4%
Lockheed Martin Corp.	2.9%
International Business Machines Corp.	2.7%
Amgen, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.0%
Apple, Inc.	2.0%
Powershares QQQ Trust	1.9%
F5 Networks, Inc.	1.9%
DST Systems, Inc.	1.8%
Other Holdings*	73.0%
100.0%

Top Industries††

Software	16.9%
Information Technology Services	11.0%
Semiconductors & Semiconductor Equipment	10.3%
Biotechnology	9.9%
Communications Equipment	9.0%
Technology Hardware, Storage & Peripherals	7.2%
Pharmaceuticals	7.1%
Internet Software & Services	6.1%
Aerospace & Defense	4.6%
Health Care Equipment & Supplies	4.4%
Other Industries*	13.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

131

Shareholder Expense Example	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler NYSE Arca Tech 100 Index Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,067.90	4.10	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class C Shares	Actual	(a)	1,000.00	1,063.90	7.88	1.54
	Hypothetical	(a)(b)	1,000.00	1,017.16	7.70	1.54
Institutional Service Class Shares	Actual	(a)	1,000.00	1,069.10	2.92	0.57
	Hypothetical	(a)(b)	1,000.00	1,021.97	2.86	0.57
Institutional Class Shares	Actual	(a)	1,000.00	1,069.90	2.21	0.43
	Hypothetical	(a)(b)	1,000.00	1,022.66	2.16	0.43

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

132

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 97.5%

	Shares	Market Value

Aerospace & Defense 4.6%
Lockheed Martin Corp.	60,400	$11,270,640
Raytheon Co.	60,400	6,281,600

		17,552,240

Biotechnology 10.0%
Amgen, Inc.	60,400	9,537,764
Biogen, Inc.*	60,400	22,585,372
Gilead Sciences, Inc.*	60,400	6,070,804

		38,193,940

Communications Equipment 9.1%
ARRIS Group, Inc.*	60,400	2,033,970
Brocade Communications Systems, Inc.	60,400	682,520
Ciena Corp.*	60,400	1,286,520
Cisco Systems, Inc.	60,400	1,741,332
Comtech Telecommunications Corp.	60,400	1,745,560
F5 Networks, Inc.*	60,400	7,370,008
Harmonic, Inc.*	60,400	423,404
Harris Corp.	60,400	4,846,496
InterDigital, Inc.	60,400	3,305,088
JDS Uniphase Corp.*	60,400	764,664
Juniper Networks, Inc.	60,400	1,596,372
Motorola Solutions, Inc.	60,400	3,608,900
Nokia OYJ,ADR-FI	60,400	397,432
Polycom, Inc.*	60,400	788,220
QUALCOMM, Inc.	60,400	4,107,200

		34,697,686

Diversified Telecommunication Services 0.6%
AT&T, Inc.	60,400	2,092,256

Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	60,400	3,344,348
Corning, Inc.	60,400	1,264,172
FLIR Systems, Inc.	60,400	1,865,756

		6,474,276

Energy Equipment & Services 3.4%
Baker Hughes, Inc.	60,400	4,134,984
Halliburton Co.	60,400	2,956,580
Schlumberger Ltd.	60,400	5,714,444

		12,806,008

Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	60,400	4,151,896
Boston Scientific Corp.*	60,400	1,076,328
CONMED Corp.	60,400	3,033,892
Medtronic PLC	60,400	4,496,780
St. Jude Medical, Inc.	60,400	4,231,020

		16,989,916

Health Care Technology 0.4%
Veeva Systems, Inc., Class A*	60,400	1,603,620

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 11.1%
Amdocs Ltd.	60,400	$3,326,227
Automatic Data Processing, Inc.	60,400	5,106,216
Computer Sciences Corp.	60,400	3,892,780
DST Systems, Inc.	60,400	6,950,832
International Business Machines Corp.	60,400	10,345,916
MasterCard, Inc., Class A	60,400	5,448,684
Teradata Corp.*	60,400	2,656,996
Visa, Inc., Class A	60,400	3,989,420
Xerox Corp.	60,400	694,600

		42,411,671

Internet Software & Services 6.1%
Akamai Technologies, Inc.*	60,400	4,456,312
eBay, Inc.*	60,400	3,518,904
Facebook, Inc., Class A*	60,400	4,757,708
j2 Global, Inc.	60,400	4,189,948
VeriSign, Inc.* (a)	60,400	3,836,004
Yahoo!, Inc.*	60,400	2,570,926

		23,329,802

Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	60,400	2,498,748
Thermo Fisher Scientific, Inc.	60,400	7,591,072

		10,089,820

Media 1.4%
DIRECTV*	60,400	5,478,582

Pharmaceuticals 7.1%
AstraZeneca PLC,ADR-UK	60,400	4,136,192
Bristol-Myers Squibb Co.	60,400	3,849,292
Novartis AG,ADR-CH	60,400	6,148,720
Valeant Pharmaceuticals International, Inc.*	60,400	13,102,572

		27,236,776

Semiconductors & Semiconductor Equipment 10.3%
Altera Corp.	60,400	2,517,472
Analog Devices, Inc.	60,400	3,735,136
Applied Materials, Inc.	60,400	1,195,316
Broadcom Corp., Class A	60,400	2,669,982
Cypress Semiconductor Corp.*	60,400	804,528
Intel Corp.	60,400	1,966,020
KLA-Tencor Corp.	60,400	3,551,520
Lam Research Corp.	60,400	4,565,032
Linear Technology Corp.	60,400	2,786,252
Marvell Technology Group Ltd.	60,400	846,204
Microchip Technology, Inc.	60,400	2,878,362
NVIDIA Corp.	60,400	1,340,578
SunEdison, Inc.* (a)	60,400	1,529,328
Teradyne, Inc.	60,400	1,102,300
Tessera Technologies, Inc.	60,400	2,181,044
Texas Instruments, Inc.	60,400	3,274,284
Xilinx, Inc.	60,400	2,618,944

		39,562,302

133

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software 17.0%
Activision Blizzard, Inc.	60,400	$1,378,027
Adobe Systems, Inc.*	60,400	4,594,024
Autodesk, Inc.*	60,400	3,432,532
CA, Inc.	60,400	1,918,908
Check Point Software Technologies Ltd. *	60,400	5,042,192
Citrix Systems, Inc. *	60,400	4,056,464
Informatica Corp. *	60,400	2,903,428
Intuit, Inc.	60,400	6,059,932
Microsoft Corp.	60,400	2,937,856
Open Text Corp.	60,400	3,055,032
Oracle Corp.	60,400	2,634,648
Progress Software Corp. *	60,400	1,594,560
PTC, Inc. *	60,400	2,315,736
Red Hat, Inc. *	60,400	4,545,704
Salesforce.com, Inc. *	60,400	4,398,328
SAP SE,ADR-DE	60,400	4,571,676
Symantec Corp.	60,400	1,505,470
Synopsys, Inc. *	60,400	2,831,552
VMware, Inc., Class A *	60,400	5,321,240

		65,097,309

Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	60,400	7,559,060
EMC Corp.	60,400	1,625,364
Hewlett-Packard Co.	60,400	1,991,388
NetApp, Inc.	60,400	2,189,500
QLogic Corp. *	60,400	887,880
SanDisk Corp.	60,400	4,043,176
Seagate Technology PLC	60,400	3,546,688
Western Digital Corp.	60,400	5,903,496

		27,746,552

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	60,400	1,613,284

Total Common Stocks (cost $209,138,872)		372,976,040

Exchange Traded Fund 1.9%
Equity Fund 1.9%
Powershares QQQ Trust	69,154	7,443,045

Total Exchange Traded Fund (cost $6,965,366)		7,443,045

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (b)(c)	476,221	$476,221

Total Mutual Fund (cost $476,221)		476,221

Repurchase Agreement 1.2%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15,repurchase price $4,634,751,collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $4,727,436. (c)(d)	$4,634,742	$4,634,742

Total Repurchase Agreement (cost $4,634,742)		4,634,742

Total Investments (cost $221,215,201) (e) — 100.7%		385,530,048

Liabilities in excess of other assets — (0.7%)		(2,785,319)

NET ASSETS — 100.0%		$382,744,729

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $5,007,744.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $5,110,963.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

DE	Germany

FI	Finland

Ltd.	Limited

OYJ	Public Traded Company

PLC	Public Limited Company

SE	European Public Limited Liability Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

134

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Assets:
Investments, at value (cost $216,580,459)*	$380,895,306
Repurchase agreement, at value (cost $4,634,742)	4,634,742

Total Investments, at value (total cost $221,215,201)	385,530,048

Cash	3,740,529
Dividends receivable	162,508
Security lending income receivable	471
Receivable for capital shares issued	1,066,993
Reclaims receivable	32,282
Prepaid expenses	5,730

Total Assets	390,538,561

Liabilities:
Payable for investments purchased	2,138,735
Payable for capital shares redeemed	241,681
Payable upon return of securities loaned (Note 2)	5,110,963
Accrued expenses and other payables:
Investment advisory fees	96,922
Fund administration fees	13,751
Distribution fees	83,364
Administrative servicing fees	49,129
Accounting and transfer agent fees	18,855
Trustee fees	389
Custodian fees	1,996
Compliance program costs (Note 3)	45
Professional fees	13,955
Printing fees	24,017
Other	30

Total Liabilities	7,793,832

Net Assets	$382,744,729

Represented by:
Capital	$252,384,787
Accumulated undistributed net investment income	29,451
Accumulated net realized losses from investments	(33,984,356)
Net unrealized appreciation/(depreciation) from investments	164,314,847

Net Assets	$382,744,729

*	Includes value of securities on loan of $5,007,744 (Note 2).

135

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Net Assets:
Class A Shares	$284,832,336
Class C Shares	30,619,714
Institutional Service Class Shares	65,696,651
Institutional Class Shares	1,596,028

Total	$382,744,729

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,925,245
Class C Shares	584,345
Institutional Service Class Shares	1,126,110
Institutional Class Shares	27,364

Total	6,663,064

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$57.83
Class C Shares (b)	$52.40
Institutional Service Class Shares	$58.34
Institutional Class Shares	$58.33
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$61.36

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

136

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
INVESTMENT INCOME:
Dividend income	$3,006,389
Income from securities lending (Note 2)	5,673
Interest income	1,980
Foreign tax withholding	(4,808)

Total Income	3,009,234

EXPENSES:
Investment advisory fees	551,957
Fund administration fees	78,770
Distribution fees Class A	337,286
Distribution fees Class C	131,886
Administrative servicing fees Class A	143,659
Administrative servicing fees Class C	13,287
Administrative servicing fees Institutional Service Class	34,979
Registration and filing fees	32,133
Professional fees	15,495
Printing fees	19,279
Trustee fees	4,708
Custodian fees	6,003
Accounting and transfer agent fees	62,842
Compliance program costs (Note 3)	656
Other	4,996

Total Expenses	1,437,936

NET INVESTMENT INCOME	1,571,298

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,342,257
Net change in unrealized appreciation/(depreciation) from investments	14,873,582

Net realized/unrealized gains from investments	21,215,839

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,787,137

The accompanying notes are an integral part of these financial statements.

137

Statements of Changes in Net Assets

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$1,571,298	$276,777	$1,150,283
Net realized gains from investments	6,342,257	1,166,393	8,648,692
Net change in unrealized appreciation/(depreciation) from investments	14,873,582	10,353,674	43,924,900

Change in net assets resulting from operations	22,787,137	11,796,844	53,723,875

Distributions to Shareholders From:
Net investment income:
Class A	(1,740,004)	–	(652,733)
Class B (b)	–	–	–
Class C	(114,191)	–	–
Institutional Service Class (c)	(405,123)	(12,639)	(158,119)
Institutional Class	(4,196)	(219)	(474	)(d)

Change in net assets from shareholder distributions	(2,263,514)	(12,858)	(811,326)

Change in net assets from capital transactions	46,550,702	7,117,268	(1,448,371)

Change in net assets	67,074,325	18,901,254	51,464,178

Net Assets:
Beginning of period	315,670,404	296,769,150	245,304,972

End of period	$382,744,729	$315,670,404	$296,769,150

Accumulated undistributed net investment income at end of period	$29,451	$721,667	$457,748

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$39,161,399	$11,527,859	$41,502,077
Proceeds from shares issued from class conversion	–	–	2,546,766
Dividends reinvested	1,682,384	–	616,189
Cost of shares redeemed	(23,601,743)	(13,373,375)	(56,249,694)

Total Class A Shares	17,242,040	(1,845,516)	(11,584,662)

Class B Shares (Note 12) (b)
Proceeds from shares issued	–	–	–
Dividends reinvested	–	–	–
Cost of shares redeemed in class conversion	–	–	(2,546,766)
Cost of shares redeemed	–	–	(327,080)

Total Class B Shares	–	–	(2,873,846)

Class C Shares (Note 12)
Proceeds from shares issued	8,333,995	2,309,690	5,383,789
Dividends reinvested	106,601	–	–
Cost of shares redeemed	(1,870,102)	(485,379)	(2,493,189)

Total Class C Shares	6,570,494	1,824,311	2,890,600

Institutional Service Class Shares (Note 12) (c)
Proceeds from shares issued	29,158,844	8,970,501	17,976,037
Dividends reinvested	352,445	11,485	148,680
Cost of shares redeemed	(8,059,832)	(1,807,988)	(8,299,349)

Total Institutional Service Class Shares	21,451,457	7,173,998	9,825,368

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

138

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$1,456,863	$85,853	$464,503	(d)
Dividends reinvested	4,072	212	364	(d)
Cost of shares redeemed	(174,224)	(121,590)	(170,698	)(d)

Total Institutional Class Shares	1,286,711	(35,525)	294,169	(d)

Change in net assets from capital transactions	$46,550,702	$7,117,268	$(1,448,371)

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	694,443	217,753	859,437
Issued in class conversion	–	–	57,223
Reinvested	31,041	–	13,032
Redeemed	(415,980)	(254,012)	(1,155,636)

Total Class A Shares	309,504	(36,259)	(225,944)

Class B Shares (Note 12) (b)
Issued	–	–	–
Reinvested	–	–	–
Redeemed in class conversion	–	–	(63,898)
Redeemed	–	–	(8,347)

Total Class B Shares	–	–	(72,245)

Class C Shares (Note 12)
Issued	161,795	47,809	122,156
Reinvested	2,184	–	–
Redeemed	(36,366)	(10,073)	(56,894)

Total Class C Shares	127,613	37,736	65,262

Institutional Service Class Shares (Note 12) (c)
Issued	511,889	168,383	362,063
Reinvested	6,421	210	3,086
Redeemed	(139,831)	(33,985)	(167,640)

Total Institutional Service Class Shares	378,479	134,608	197,509

Institutional Class Shares
Issued	25,293	1,629	9,044	(d)
Reinvested	73	4	7	(d)
Redeemed	(2,979)	(2,431)	(3,276	)(d)

Total Institutional Class Shares	22,387	(798)	5,775	(d)

Total change in shares	837,983	135,287	(29,643)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

139

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$54.52	0.26	3.42	3.68	(0.37)	(0.37)	$57.83	6.79%	$284,832,336	0.80%	0.93%		0.80%	15.68%
Period Ended October 31, 2014 (g)(h)	$52.46	0.05	2.01	2.06	—	—	$54.52	3.93%	$251,670,690	0.90%	0.39%		0.90%	3.56%
Year Ended July 31, 2014 (g)	$43.15	0.21	9.24	9.45	(0.14)	(0.14)	$52.46	21.93%	$244,041,076	0.91%	0.44%		0.93%	21.68%
Year Ended July 31, 2013 (g)	$34.34	0.14	8.72	8.86	(0.05)	(0.05)	$43.15	25.83%	$210,474,970	1.08%	0.37%		1.22%	33.00%
Year Ended July 31, 2012 (g)	$32.07	(0.02)	2.29	2.27	—	—	$34.34	7.05%	$170,515,922	1.08%	(0.07%	)	1.27%	30.00%
Year Ended July 31, 2011 (g)	$25.62	(0.05)	6.50	6.45	—	—	$32.07	25.17%	$182,410,113	1.08%	(0.15%	)	1.27%	11.00%
Year Ended July 31, 2010 (g)	$22.06	(0.06)	3.62	3.56	—	—	$25.62	16.18%	$162,266,663	1.08%	(0.26%	)	1.25%	9.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$49.49	0.03	3.12	3.15	(0.24)	(0.24)	$52.40	6.39%	$30,619,714	1.54%	0.13%		1.54%	15.68%
Period Ended October 31, 2014 (g)(h)	$47.70	(0.04)	1.83	1.79	—	—	$49.49	3.75%	$22,603,946	1.61%	(0.34%	)	1.61%	3.56%
Year Ended July 31, 2014 (g)	$39.38	—	8.32	8.32	—	—	$47.70	21.13%	$19,986,986	1.57%	(0.23%	)	1.57%	21.68%
Year Ended July 31, 2013 (g)	$31.49	(0.08)	7.97	7.89	—	—	$39.38	25.06%	$13,930,080	1.68%	(0.23%	)	1.72%	33.00%
Year Ended July 31, 2012 (g)	$29.58	(0.20)	2.11	1.91	—	—	$31.49	6.42%	$11,111,107	1.68%	(0.67%	)	1.77%	30.00%
Year Ended July 31, 2011 (g)	$23.78	(0.21)	6.01	5.80	—	—	$29.58	24.43%	$11,269,283	1.68%	(0.75%	)	1.77%	11.00%
Year Ended July 31, 2010 (g)	$20.59	(0.20)	3.39	3.19	—	—	$23.78	15.49%	$10,679,964	1.68%	(0.86%	)	1.75%	9.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$55.00	0.31	3.46	3.77	(0.43)	(0.43)	$58.34	6.91%	$65,696,651	0.57%	1.08%		0.57%	15.68%
Period Ended October 31, 2014 (g)(h)	$52.91	0.08	2.03	2.11	(0.02)	(0.02)	$55.00	3.99%	$41,122,108	0.69%	0.57%		0.69%	3.56%
Year Ended July 31, 2014 (g)	$43.58	0.01	9.63	9.64	(0.31)	(0.31)	$52.91	22.20%	$32,435,707	0.66%	0.67%		0.68%	21.68%
Year Ended July 31, 2013 (g)	$34.63	0.25	8.80	9.05	(0.10)	(0.10)	$43.58	26.19%	$18,106,198	0.81%	0.64%		0.97%	33.00%
Year Ended July 31, 2012 (g)	$32.26	0.06	2.31	2.37	—	—	$34.63	7.35%	$7,575,853	0.81%	0.20%		1.02%	30.00%
Year Ended July 31, 2011 (g)	$25.69	0.05	6.52	6.57	—	—	$32.26	25.58%	$5,989,789	0.77%	0.16%		1.02%	11.00%
Year Ended July 31, 2010 (g)	$22.06	—	3.63	3.63	—	—	$25.69	16.46%	$311,833	0.83%	(0.01%	)	1.00%	9.00%

Institutional Class Shares
Six Months Ended April 30, 2015(g) (Unaudited)	$54.98	0.24	3.57	3.81	(0.46)	(0.46)	$58.33	6.99%	$1,596,028	0.43%	0.83%		0.43%	15.68%
Period Ended October 31, 2014 (g)(h)	$52.88	0.10	2.03	2.13	(0.03)	(0.03)	$54.98	4.03%	$273,660	0.53%	0.77%		0.53%	3.56%
Period Ended July 31, 2014 (g)(j)	$45.87	0.01	7.39	7.40	(0.39)	(0.39)	$52.88	16.23%	$305,381	0.48%	0.82%		0.48%	21.68%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

140

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.   Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the six (6) series listed below (each, a “Fund”; collectively, the “Funds”).

- Nationwide Bond Index Fund (“Bond Index”)

- Nationwide International Index Fund (“International Index”)

- Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)

- Nationwide S&P 500 Index Fund (“S&P 500 Index”)

- Nationwide Small Cap Index Fund (“Small Cap Index”)

- Nationwide Ziegler NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Service Class, Institutional Service Class, and Institutional Class shares. Each class of shares of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

NYSE Arca Tech 100 Index commenced operations on September 16, 2013 as a result of a tax free reorganization in which the Fund acquired all of the assets, subject to all liabilities and obligations, of the HighMark NYSE Arca Tech 100 Index Fund, a former series of HighMark Funds (a “Predecessor Fund”). NYSE Arca Tech 100 Index has adopted the historical performance of its corresponding Predecessor Fund. NYSE Arca Tech 100 Index and its corresponding Predecessor Fund have substantially similar objectives and investment strategies.

The fiscal year end for NYSE Arca Tech 100 Index has changed from July 31, 2014 to October 31, 2014. As such, the fiscal year ended October 31, 2014 for the Fund reflects the three month period from August 1, 2014 through October 31, 2014.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Funds, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

141

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a

142

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, Level 3 investments within the hierarchy.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2015. Please refer to the Statements of Investments for additional information on portfolio holdings.

Bond Index

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$5,739,302	$—	$5,739,302
Commercial Mortgage Backed Securities	—	18,087,556	—	18,087,556
Corporate Bonds	—	253,408,976	—	253,408,976
Municipal Bonds	—	10,230,064	—	10,230,064
Mutual Funds	106,846,838	—	—	106,846,838
Repurchase Agreement	—	2,089,919	—	2,089,919
Sovereign Bonds	—	38,649,310	—	38,649,310
U.S. Government Mortgage Backed Agencies	—	295,086,850	—	295,086,850
U.S. Government Sponsored & Agency Obligations	—	27,880,664	—	27,880,664
U.S. Treasury Bonds	—	59,442,957	—	59,442,957
U.S. Treasury Notes	—	321,593,060	—	321,593,060
Yankee Dollars	—	4,139,236	—	4,139,236
Total	$106,846,838	$1,036,347,894	$—	$1,143,194,732

International Index
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$20,954,703	$—	$20,954,703
Air Freight & Logistics	—	7,739,670	—	7,739,670
Airlines	—	4,652,761	—	4,652,761
Auto Components	—	25,036,398	—	25,036,398
Automobiles	—	72,129,967	—	72,129,967
Banks	—	254,676,451	—	254,676,451
Beverages	—	45,236,163	—	45,236,163
Biotechnology	—	7,553,587	—	7,553,587

143

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Building Products	$—	$11,882,677	$—	$11,882,677
Capital Markets	—	38,101,969	—	38,101,969
Chemicals	—	64,334,853	—	64,334,853
Commercial Services & Supplies	—	10,687,407	—	10,687,407
Communications Equipment	—	9,535,986	—	9,535,986
Construction & Engineering	—	13,080,360	—	13,080,360
Construction Materials	—	12,041,433	—	12,041,433
Consumer Finance	—	998,593	—	998,593
Containers & Packaging	—	3,017,035	—	3,017,035
Distributors	—	445,002	—	445,002
Diversified Consumer Services	—	294,603	—	294,603
Diversified Financial Services	320,911	22,917,697	—	23,238,608
Diversified Telecommunication Services	919,494	61,166,866	—	62,086,360
Electric Utilities	—	30,353,712	—	30,353,712
Electrical Equipment	—	24,681,280	—	24,681,280
Electronic Equipment, Instruments & Components	—	24,118,079	—	24,118,079
Energy Equipment & Services	—	5,961,412	—	5,961,412
Food & Staples Retailing	—	31,369,883	—	31,369,883
Food Products	572,826	73,932,519	—	74,505,345
Gas Utilities	—	10,032,646	—	10,032,646
Health Care Equipment & Supplies	707,471	12,518,202	—	13,225,673
Health Care Providers & Services	—	9,669,619	—	9,669,619
Health Care Technology	—	570,644	—	570,644
Hotels, Restaurants & Leisure	—	22,509,076	—	22,509,076
Household Durables	—	16,941,114	—	16,941,114
Household Products	—	13,090,721	—	13,090,721
Independent Power and Renewable Electricity Producers	348,576	1,019,720	—	1,368,296
Industrial Conglomerates	—	26,526,795	—	26,526,795
Information Technology Services	—	9,877,919	—	9,877,919
Insurance	—	103,893,789	—	103,893,789
Internet & Catalog Retail	—	1,942,714	—	1,942,714
Internet Software & Services	—	2,078,037	—	2,078,037
Leisure Products	—	3,153,856	—	3,153,856
Life Sciences Tools & Services	—	1,797,230	—	1,797,230
Machinery	—	47,752,561	—	47,752,561
Marine	—	5,377,238	—	5,377,238
Media	818,848	30,301,061	—	31,119,909
Metals & Mining	—	56,890,986	—	56,890,986
Multiline Retail	—	7,307,623	—	7,307,623
Multi-Utilities	—	23,191,718	—	23,191,718
Oil, Gas & Consumable Fuels	—	98,307,966	—	98,307,966
Paper & Forest Products	—	2,632,897	—	2,632,897
Personal Products	—	12,340,914	—	12,340,914
Pharmaceuticals	—	177,788,772	—	177,788,772
Professional Services	—	11,630,055	—	11,630,055
Real Estate Investment Trusts (REITs)	—	30,503,926	—	30,503,926
Real Estate Management & Development	—	39,535,563	—	39,535,563
Road & Rail	—	20,545,752	—	20,545,752
Semiconductors & Semiconductor Equipment	—	14,065,501	—	14,065,501
Software	—	17,788,219	—	17,788,219
Specialty Retail	—	18,687,514	—	18,687,514

144

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$—	$12,091,781	$—	$12,091,781
Textiles, Apparel & Luxury Goods	—	30,785,378	—	30,785,378
Tobacco	—	27,050,617	—	27,050,617
Trading Companies & Distributors	—	22,414,779	—	22,414,779
Transportation Infrastructure	806,980	8,696,147	—	9,503,127
Water Utilities	—	2,446,370	—	2,446,370
Wireless Telecommunication Services	—	32,687,883	—	32,687,883
Total Common Stocks	$4,495,106	$1,863,344,369	$—	$1,867,839,475
Mutual Fund	8,372,938	—	—	8,372,938
Preferred Stocks	—	11,960,487	—	11,960,487
Repurchase Agreement	—	81,488,281	—	81,488,281
Rights	—	—	—	—
Total Assets	$12,868,044	$1,956,793,137	$—	$1,969,661,181
Liabilities:
Futures Contracts	(499,525)	—	—	(499,525)
Total Liabilities	$(499,525)	$—	$—	$(499,525)
Total	$12,368,519	$1,956,793,137	$—	$1,969,161,656

Mid Cap Market Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,242,490,379	$—	$—	$1,242,490,379
Mutual Fund	4,447,794	—	—	4,447,794
Repurchase Agreement	—	43,287,445	—	43,287,445
Total Assets	$1,246,938,173	$43,287,445	$—	$1,290,225,618
Liabilities:
Futures Contracts	(542,656)	—	—	(542,656)
Total Liabilities	$(542,656)	$—	$—	$(542,656)
Total	$1,246,395,517	$43,287,445	$—	$1,289,682,962

S&P 500 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,680,315,746	$—	$—	$2,680,315,746
Futures Contracts	560,156	—	—	560,156
Mutual Fund	845,062	—	—	845,062
Repurchase Agreement	—	8,224,434	—	8,224,434
Total	$2,681,720,964	$8,224,434	$—	$2,689,945,398

145

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Small Cap Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$12,070,582	$—	$—	$12,070,582
Air Freight & Logistics	3,834,480	—	—	3,834,480
Airlines	4,291,725	—	—	4,291,725
Auto Components	9,135,905	—	—	9,135,905
Automobiles	237,026	—	—	237,026
Banks	58,060,755	—	—	58,060,755
Beverages	1,249,891	—	—	1,249,891
Biotechnology	45,247,086	—	—	45,247,086
Building Products	6,401,664	—	—	6,401,664
Capital Markets	11,357,232	—	—	11,357,232
Chemicals	15,657,536	—	—	15,657,536
Commercial Services & Supplies	15,829,266	—	—	15,829,266
Communications Equipment	11,805,593	82,867	—	11,888,460
Construction & Engineering	5,183,773	—	—	5,183,773
Construction Materials	802,932	—	—	802,932
Consumer Finance	5,094,595	—	—	5,094,595
Containers & Packaging	3,519,768	—	—	3,519,768
Distributors	1,877,525	—	—	1,877,525
Diversified Consumer Services	6,844,709	—	—	6,844,709
Diversified Financial Services	2,507,374	—	—	2,507,374
Diversified Telecommunication Services	4,795,001	—	—	4,795,001
Electric Utilities	9,689,485	—	—	9,689,485
Electrical Equipment	7,232,610	—	—	7,232,610
Electronic Equipment, Instruments & Components	19,224,750	—	—	19,224,750
Energy Equipment & Services	8,567,943	—	—	8,567,943
Food & Staples Retailing	6,919,380	—	—	6,919,380
Food Products	10,928,276	—	—	10,928,276
Gas Utilities	7,922,661	—	—	7,922,661
Health Care Equipment & Supplies	26,146,830	—	—	26,146,830
Health Care Providers & Services	19,451,377	—	—	19,451,377
Health Care Technology	4,078,950	—	—	4,078,950
Hotels, Restaurants & Leisure	23,910,734	—	—	23,910,734
Household Durables	8,703,041	—	—	8,703,041
Household Products	1,254,657	—	—	1,254,657
Independent Power and Renewable Electricity Producers	3,889,394	—	—	3,889,394
Industrial Conglomerates	305,142	—	—	305,142
Information Technology Services	17,954,805	—	—	17,954,805
Insurance	17,886,626	—	—	17,886,626
Internet & Catalog Retail	3,499,512	—	—	3,499,512
Internet Software & Services	16,975,051	—	—	16,975,051
Leisure Products	3,893,974	—	—	3,893,974
Life Sciences Tools & Services	4,265,072	32,427	—	4,297,499
Machinery	21,597,987	—	—	21,597,987
Marine	1,258,108	—	—	1,258,108
Media	10,503,387	—	—	10,503,387
Metals & Mining	7,937,675	—	—	7,937,675
Multiline Retail	1,208,481	—	—	1,208,481
Multi-Utilities	2,758,637	—	—	2,758,637
Oil, Gas & Consumable Fuels	19,394,918	—	—	19,394,918

146

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Paper & Forest Products	$5,284,515	$—	$—	$5,284,515
Personal Products	1,177,391	—	—	1,177,391
Pharmaceuticals	13,592,009	—	—	13,592,009
Professional Services	10,475,575	—	—	10,475,575
Real Estate Investment Trusts (REITs)	65,065,567	—	—	65,065,567
Real Estate Management & Development	3,098,392	—	—	3,098,392
Road & Rail	4,627,664	—	—	4,627,664
Semiconductors & Semiconductor Equipment	28,333,963	—	—	28,333,963
Software	34,578,913	—	—	34,578,913
Specialty Retail	23,613,341	—	—	23,613,341
Technology Hardware, Storage & Peripherals	3,225,103	—	—	3,225,103
Textiles, Apparel & Luxury Goods	8,292,492	—	—	8,292,492
Thrifts & Mortgage Finance	12,569,636	—	—	12,569,636
Tobacco	1,221,874	—	—	1,221,874
Trading Companies & Distributors	6,065,456	—	—	6,065,456
Transportation Infrastructure	345,399	—	—	345,399
Water Utilities	1,812,488	—	—	1,812,488
Wireless Telecommunication Services	832,161	—	—	832,161
Total Common Stocks	$737,375,820	$115,294	$—	$737,491,114
Mutual Fund	6,558,109	—	—	6,558,109
Repurchase Agreement	—	63,825,750	—	63,825,750
Right	—	—	63,512	63,512
Warrant	—	—	—	—
Total Assets	$743,933,929	$63,941,044	$63,512	$807,938,485
Liabilities:
Futures Contracts	(221,954)	—	—	(221,954)
Total Liabilities	$(221,954)	$—	$—	$(221,954)
Total	$743,711,975	$63,941,044	$63,512	$807,716,531

NYSE Arca Tech 100 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$372,976,040	$—	$—	$372,976,040
Exchange Traded Fund	7,443,045	—	—	7,443,045
Mutual Fund	476,221	—	—	476,221
Repurchase Agreement	—	4,634,742	—	4,634,742
Total	$380,895,306	$4,634,742	$—	$385,530,048

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the six months ended April 30, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

147

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Small Cap Index

	Common Stocks	Rights	Total
Balance as of 10/31/14	$—	$63,512	$63,512
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Net Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 04/30/15	$—	$63,512	$63,512

*	Purchases include all purchases of securities and securities received in corporate actions.

During the six months ended April 30, 2015, International Index held 1 common stock and 1 right that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of April 30, 2015, International Index had an overdrawn balance of $2,422,772 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(d)	Futures Contracts

Mid Cap Market Index, S&P 500 Index, and Small Cap Index are subject to equity price risk in the normal course of pursuing their objectives. International Index is subject to equity price and currency risk in the normal course of

148

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

pursuing its objectives. Mid Cap Market Index, S&P 500 Index, and Small Cap Index entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. International Index entered into futures contracts to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2015

International Index

Liabilities:	Statement of Assets & Liabilities
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$(499,525)
Total		$(499,525)

Mid Cap Market Index

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(542,656)
Total		$(542,656)

149

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

S&P 500 Index

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$560,156
Total		$560,156

Small Cap Index

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(221,954)
Total		$(221,954)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015

International Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$4,535,533
Total	$4,535,533

Mid Cap Market Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$2,423,471
Total	$2,423,471

S&P 500 Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$4,603,218
Total	$4,603,218

Small Cap Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$2,794,157
Total	$2,794,157

150

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2015

International Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(1,170,196)
Total	$(1,170,196)

Mid Cap Market Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(913,671)
Total	$(913,671)

S&P 500 Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(1,271,930)
Total	$(1,271,930)

Small Cap Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(1,170,328)
Total	$(1,170,328)

Information about derivative instruments reflected as of April 30, 2015 is generally indicative of the type of derivative instruments used for International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index for the six months ended April 30, 2015. The subadviser utilizes futures contracts to equitize excess cash held by the Funds. The number of futures contracts held by International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2015, International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index have entered into futures contracts. These futures contracts agreements do not provide for netting arrangements.

(e)	Securities Lending

During the six months ended April 30, 2015, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and Ziegler NYSE Arca Tech 100 Index entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total net assets of each Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. The Funds receive payments from BBH equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving

151

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2015, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.

(f)	Joint Repurchase Agreement

During the six months ended April 30, 2015, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and Ziegler NYSE Arca Tech 100 Index along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH take possession of the collateral pledged for investments in such repos The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2015, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $277,500,541, collateralized by U.S. Treasury Notes, 0.25% — 1.75%, maturing 10/31/15 — 09/30/19; total market value $283,050,000.

152

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

At April 30, 2015, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Bond Index	Royal Bank of Canada	$2,089,919	$—	$2,089,919	$(2,089,919)	$—
International Index	Royal Bank of Canada	81,488,281	—	81,488,281	(81,488,281)	—
Mid Cap Market Index	Royal Bank of Canada	43,287,445	—	43,287,445	(43,287,445)	—
S&P 500 Index	Royal Bank of Canada	8,224,434	—	8,224,434	(8,224,434)	—
Small Cap Index	Royal Bank of Canada	63,825,750	—	63,825,750	(63,825,750)	—
NYSE Arca Tech 100 Index	Royal Bank of Canada	4,634,742	—	4,634,742	(4,634,742)	—

Amounts designated as “—” are zero.

*	At April 30, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain / loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

153

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100 Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. For each of the Funds, except Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. For Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the fair value of settled shares of each class outstanding. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

154

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Funds, excluding NYSE Arca Tech 100 Index. NFA has selected Ziegler Capital Management, LLC as subadviser for NYSE Arca Tech 100 Index, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2015, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond Index	Up to $1.5 billion	0.195%
	$1.5 billion up to $3 billion	0.155%
	On $3 billion and more	0.145%
International Index	Up to $1.5 billion	0.245%
	$1.5 billion up to $3 billion	0.205%
	On $3 billion and more	0.195%
Mid Cap Market Index	Up to $1.5 billion	0.205%
	$1.5 billion up to $3 billion	0.185%
	On $3 billion and more	0.175%
S&P 500 Index	Up to $1.5 billion	0.125%
	$1.5 billion up to $3 billion	0.105%
	On $3.0 billion and more	0.095%
Small Cap Index	Up to $1.5 billion	0.19%
	$1.5 billion up to $3 billion	0.17%
	On $3 billion and more	0.16%
NYSE Arca Tech 100 Index	Up to $50 million	0.50%
	$50 million up to $250 million	0.30%
	$250 million up to $500 million	0.25%
	On $500 million and more	0.20%

For the six months ended April 30, 2015, the effective advisory fee rates were as follows:

Fund	Effective Advisory Fee Rates
Bond Index	0.19%
International Index	0.24
Mid Cap Market Index	0.20
S&P 500 Index	0.12
Small Cap Index	0.19
NYSE Arca Tech 100 Index	0.31

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses

155

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 29, 2016.

Fund	Classes	Amount (annual rate)
Bond Index	All Classes	0.29%
International Index	All Classes	0.34%
Mid Cap Market Index	All Classes	0.30%
S&P 500 Index	All Classes	0.21%
Small Cap Index	All Classes	0.28%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits NYSE Arch Tech 100’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts until February 29, 2016:

Fund	Class A	Class C	Institutional Service Class	Institutional Class
NYSE Arca Tech 100 Index	1.08%	1.68%	0.83%	0.68%

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2015, the funds had no cumulative potential reimbursements.

During the six months ended April 30, 2015, no amounts were reimbursed by the Funds to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2015, NFM earned $1,213,672 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

156

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2015, the Funds’ aggregate portion of such costs amounted to $14,606.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares (a)	Class R Shares (b)	Service Class Shares
Bond Index	0.25%	1.00%	N/A	N/A
International Index	0.25%	1.00%	0.50%	N/A
Mid Cap Market Index	0.25%	1.00%	0.50%	N/A
S&P 500 Index	0.25%	1.00%	0.50%	0.15%
Small Cap Index	0.25%	1.00%	0.50%	N/A
NYSE Arca Tech 100 Index	0.25%	1.00%	N/A	N/A

N/A — Not applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Class A sales charges range from 0.00% to 5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2015, the Funds imposed front-end sales charges of $345,325

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 based on the original purchase price or the current market value of the shares being redeemed. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2015, the Funds imposed CDSCs of $1,697.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

157

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2015, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Service Class Shares
Bond Index	0.15%	0.08%	N/A	N/A	N/A
International Index	0.15	0.08	0.11	N/A	N/A
Mid Cap Market Index	0.15	0.08	0.16	N/A	N/A
S&P 500 Index	0.18	0.07	0.25	0.25	0.25
Small Cap Index	0.15	0.09	—	N/A	N/A
NYSE Arca Tech 100 Index	0.11	0.10	N/A	0.13	N/A

N/A — Not Applicable.

Amount designated as “—” is zero or has been rounded to zero.

For the six months ended April 30, 2015, each Fund’s total administrative services fees were as follows:

Fund	Amount
Bond Index	$161,951
International Index	151,693
Mid Cap Market Index	262,453
S&P 500 Index	952,511
Small Cap Index	109,565
NYSE Arca Tech 100 Index	191,925

As of April 30, 2015, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond Index	94.90%
International Index	94.35
Mid Cap Market Index	80.06
S&P 500 Index	75.10
Small Cap Index	88.55
NYSE Arca Tech 100 Index	0.31

4.  Investment in Affiliated Issuers

Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2015 were as follows:

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/ (Loss)	Market Value at April 30, 2015
Nationwide Financial Services, Inc.	$77,813	$—	$—	$2,528	$—	$79,875

Amounts designated as “—” are zero or have been rounded to zero.

158

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

5.  Line of Credit and Earnings Credit

The Trust and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015. At April 30, 2015 the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

6.  Investment Transactions

For the six months ended April 30, 2015, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond Index	$1,519,811,651	$1,352,911,052
International Index	158,271,819	67,329,728
Mid Cap Market Index	136,829,256	226,683,091
S&P 500 Index	213,770,085	277,799,460
Small Cap Index	17,225,135	96,182,984
NYSE Arca Tech 100 Index	100,370,532	54,937,912
For the six months ended April 30, 2015, purchases and sales of U.S. Government securities were as follows:

Fund	Purchases	Sales
Bond Index	$179,157,364	$110,023,333

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

159

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

Bond Index, along with certain series of Nationwide Variable Insurance Trust, may invest through an omnibus account at JPMorgan any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, Bond Index investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to Bond Index.

The Trust invests through an omnibus account at BBH cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statement disclosures.

10.  Other

As of April 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond Index	62.11%	4	(a)
International Index	87.86	2	(a)
Mid Cap Market Index	44.45	3	(a)
S&P 500 Index	57.10	4	(a)
Small Cap Index	55.08	3	(a)
NYSE Arca Tech 100 Index	40.31	3
(a)	Each such account is the account of an affiliated fund. Except S&P 500 Index where 3 of the 4 accounts are affiliated funds.

160

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

11.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2015, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
Bond Index	—
International Index	—
Mid Cap Market Index	—
S&P 500 Index	—
Small Cap Index	—
NYSE Arca Tech 100 Index	$10,325

Amounts designated as “—” are zero or have been rounded to zero.

12.  Reorganization

NYSE Arca Tech 100 Index commenced operations on September 16, 2013 as a result of a tax free reorganization in which the Fund acquired all of the assets, subject to all liabilities and obligations of the Predecessor Fund. Class A, Class C, and Fiduciary shareholders of the Predecessor Fund received Class A , Class C, and Institutional Service Class shares, respectively, of NYSE Arca Tech 100 Index with an aggregate share net asset value equal to the aggregate share net asset value of their shares in the Predecessor Fund immediately prior to the reorganization. The Predecessor Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of NYSE Arca Tech 100 Index reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the reorganization is reflected in NYSE Arca Tech 100 Index’s financial statements and financial highlights.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding Fund as noted below.

Fund/Class	Shares	Value
NYSE Arca Tech 100 Index
Class A	4,822,175	$214,618,126
Class B(a)	63,898	2,546,789
Class C	349,669	14,192,831
Institutional Service Class(b)	423,576	19,044,498
(a)	Effective September 16, 2013, Class B Shares were converted into Class A Shares. See the Statements of Changes in Net Assets for additional information.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

161

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

13.  Federal Tax Information

As of April 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Index	$1,113,888,063	$32,315,531	$(3,008,862)	$29,306,669
International Index	1,713,966,119	377,564,396	(121,869,334)	255,695,062
Mid Cap Market Index	932,684,800	390,104,881	(32,564,063)	357,540,818
S&P 500 Index	1,695,630,484	1,024,347,113	(30,592,355)	993,754,758
Small Cap Index	634,902,995	224,854,531	(51,819,041)	173,035,490
NYSE Arca Tech 100 Index	229,847,220	156,886,304	(1,203,476)	155,682,828

Amounts designated as “—” are zero or have rounded to zero.

14.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

162

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide Small Cap Index Fund

Nationwide International Index Fund

Nationwide Bond Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Lipper containing only sub-advised funds, and multi-manager funds;

—	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

163

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

—

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses) exceeded that of its benchmark index. The Trustees also considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Lipper sub-advised expense group, other than the Nationwide Small Cap Index Fund, whose advisory fee exceeded the 60th percentile of the Lipper sub-advised expense group by only one basis point. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

164

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

165

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

166

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

167

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

168

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

169

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

170

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

171

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

172

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

173

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

174

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

175

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-IDX (6/15)

Semiannual Report

April 30, 2015 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide HighMark Balanced Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Large Cap Growth Fund

Nationwide HighMark Small Cap Core Fund

Nationwide HighMark Value Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%; utilities, down 1.1%; and industrials, up 2.05%.

Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

Fund Overview	Nationwide Bailard Cognitive Value Fund

Asset Allocation†

Common Stocks	95.0%
Exchange Traded Funds	4.1%
Repurchase Agreement	1.3%
Mutual Fund	0.1%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Industries††

Banks	11.0%
Real Estate Investment Trusts (REITs)	8.2%
Insurance	7.1%
Machinery	6.9%
Electronic Equipment, Instruments & Components	5.6%
Information Technology Services	5.6%
Equity Fund	4.1%
Electric Utilities	3.5%
Thrifts & Mortgage Finance	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Other Industries*	41.9%
100.0%

Top Holdings††

Mercer International, Inc.	2.8%
Net 1 UEPS Technologies, Inc.	2.8%
MainSource Financial Group, Inc.	2.4%
Federal Signal Corp.	2.3%
Cooper Tire & Rubber Co.	2.2%
PNM Resources, Inc.	2.2%
Guggenheim S&P Smallcap 600 Pure Value ETF	2.1%
Selective Insurance Group, Inc.	2.1%
Dominion Diamond Corp.	2.0%
First Defiance Financial Corp.	2.0%
Other Holdings*	77.1%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Bailard Cognitive Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Cognitive Value Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,005.90	6.71	1.35
	Hypothetical	(a)(b)	1,000.00	1,018.10	6.76	1.35
Class C Shares	Actual	(a)	1,000.00	1,002.10	10.28	2.07
	Hypothetical	(a)(b)	1,000.00	1,014.53	10.34	2.07
Class M Shares	Actual	(a)	1,000.00	1,007.40	5.08	1.02
	Hypothetical	(a)(b)	1,000.00	1,019.74	5.11	1.02
Institutional Service Class Shares	Actual	(a)	1,000.00	1,009.10	4.13	0.83
	Hypothetical	(a)(b)	1,000.00	1,020.68	4.16	0.83
Institutional Class Shares	Actual	(a)	1,000.00	1,008.10	5.08	1.02
	Hypothetical	(a)(b)	1,000.00	1,019.74	5.11	1.02

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 95.0%

	Shares	Market Value

Air Freight & Logistics 0.5%
Air T, Inc. *	24,962	$509,724

Auto Components 2.8%
Cooper Tire & Rubber Co.	48,200	2,048,018
Standard Motor Products, Inc.	15,700	593,460

		2,641,478

Banks 11.0%
Central Pacific Financial Corp.	11,300	258,770
Fidelity Southern Corp.	21,536	361,805
First Busey Corp.	163,076	1,017,594
First Business Financial Services, Inc.	19,198	871,973
First Financial Corp.	29,926	1,015,988
Guaranty Bancorp	20,800	327,392
Heartland Financial USA, Inc.	21,500	739,815
MainSource Financial Group, Inc.	116,969	2,251,653
Metro Bancorp, Inc.	5,900	151,276
National Penn Bancshares, Inc.	27,800	289,120
Seacoast Banking Corp. of Florida*	120,065	1,676,108
Sierra Bancorp	31,400	514,332
Suffolk Bancorp	35,898	860,116

		10,335,942

Biotechnology 0.2%
Enzon Pharmaceuticals, Inc.	130,278	175,875

Building Products 0.3%
Universal Forest Products, Inc.	5,300	293,196

Capital Markets 1.5%
Investment Technology Group, Inc.*	18,000	512,820
Monroe Capital Corp.	61,309	898,177

		1,410,997

Chemicals 2.3%
A. Schulman, Inc.	9,900	420,255
Chase Corp.	16,361	585,888
Core Molding Technologies, Inc.*	27,324	597,849
Innospec, Inc.	12,400	541,880

		2,145,872

Construction & Engineering 0.2%
Argan, Inc.	5,700	184,167

Consumer Finance 0.2%
Asta Funding, Inc.*	20,391	171,284

Distributors 0.5%
Weyco Group, Inc.	15,959	454,831

Electric Utilities 3.6%
El Paso Electric Co.	10,900	405,589
PNM Resources, Inc.	73,600	2,044,608
Portland General Electric Co.	25,700	903,612

		3,353,809

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.6%
SL Industries, Inc.*	36,364	$1,510,197

Electronic Equipment, Instruments & Components 5.6%
Benchmark Electronics, Inc.*	20,764	488,577
Insight Enterprises, Inc.*	54,200	1,551,204
Kimball Electronics, Inc.*	50,340	643,849
Methode Electronics, Inc.	6,400	271,744
PCM, Inc.*	2,100	20,727
Sanmina Corp.*	70,200	1,427,166
Wayside Technology Group, Inc.	49,583	885,056

		5,288,323

Energy Equipment & Services 2.4%
Atwood Oceanics, Inc.	18,300	610,854
Bristow Group, Inc.	5,600	347,928
C&J Energy Services Ltd.*	19,500	340,275
ENGlobal Corp.*	190,226	308,166
Oil States International, Inc.*	3,300	157,047
Precision Drilling Corp.	20,000	145,400
Tidewater, Inc. (a)	11,400	315,666

		2,225,336

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	18,400	770,224

Food Products 1.7%
Cal-Maine Foods, Inc. (a)	25,421	1,136,573
John B. Sanfilippo & Son, Inc.	8,500	442,085

		1,578,658

Health Care Equipment & Supplies 1.3%
Cutera, Inc.*	17,000	231,540
Digirad Corp.	70,958	298,733
Fonar Corp.*	25,037	283,419
Greatbatch, Inc.*	8,000	431,360
Synergetics USA, Inc.*	3,974	19,433

		1,264,485

Health Care Providers & Services 2.3%
LifePoint Hospitals, Inc.*	15,200	1,138,176
Magellan Health, Inc.*	13,100	829,230
National HealthCare Corp.	2,775	175,657

		2,143,063

Hotels, Restaurants & Leisure 1.8%
Ark Restaurants Corp.	15,024	367,938
Marriott Vacations Worldwide Corp.	5,900	485,039
Speedway Motorsports, Inc.	36,381	833,125

		1,686,102

Household Durables 1.0%
Bassett Furniture Industries, Inc.	17,146	483,860
CSS Industries, Inc.	14,900	422,266

		906,126

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 5.6%
Hackett Group, Inc. (The)	90,514	$868,934
NCI, Inc., Class A	115,000	1,173,000
Net 1 UEPS Technologies, Inc.*	190,800	2,608,236
Sykes Enterprises, Inc.*	23,900	598,217

		5,248,387

Insurance 7.1%
Aspen Insurance Holdings Ltd.	19,650	918,245
Employers Holdings, Inc.	44,900	1,096,009
Endurance Specialty Holdings Ltd.	5,200	313,976
Hanover Insurance Group, Inc. (The)	23,262	1,595,075
HCI Group, Inc.	19,300	841,094
Selective Insurance Group, Inc.	71,700	1,931,598

		6,695,997

Leisure Products 0.5%
Escalade, Inc.	26,446	475,764

Machinery 6.9%
Douglas Dynamics, Inc.	87,404	1,901,037
Eastern Co. (The)	25,200	502,992
Federal Signal Corp.	137,200	2,156,784
Kadant, Inc.	16,300	830,648
LS Starrett Co. (The), Class A	45,862	866,792
Miller Industries, Inc.	9,833	220,062

		6,478,315

Marine 0.9%
Costamare, Inc.	41,300	835,499

Metals & Mining 2.4%
Dominion Diamond Corp.	97,500	1,921,725
Synalloy Corp.	23,648	349,281

		2,271,006

Multi-Utilities 0.5%
NorthWestern Corp.	8,900	463,601

Oil, Gas & Consumable Fuels 2.8%
Alon USA Energy, Inc.	22,800	366,852
Earthstone Energy, Inc.*	19,388	518,629
Hallador Energy Co.	25,900	297,591
Par Petroleum Corp.*	12,000	290,400
PBF Energy, Inc., Class A	6,100	173,118
REX American Resources Corp.*	15,100	954,622

		2,601,212

Paper & Forest Products 2.8%
Mercer International, Inc.*	182,600	2,611,180

Professional Services 2.3%
CRA International, Inc.*	34,373	1,003,692
Korn/Ferry International	37,848	1,193,347

		2,197,039

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) 8.3%
Agree Realty Corp.	17,800	$547,884
DCT Industrial Trust, Inc.	11,450	378,308
GEO Group, Inc. (The)	14,930	582,270
Mack-Cali Realty Corp.	13,700	245,915
One Liberty Properties, Inc.	46,000	1,034,080
PennyMac Mortgage Investment Trust	73,800	1,546,110
Piedmont Office Realty Trust, Inc., Class A	56,800	992,864
Post Properties, Inc.	20,300	1,160,551
PS Business Parks, Inc.	4,400	335,940
Retail Opportunity Investments Corp.	17,600	295,328
Urstadt Biddle Properties, Inc., Class A	30,800	639,100

		7,758,350

Road & Rail 0.3%
ArcBest Corp.	8,000	285,600

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	17,500	428,050
ChipMOS TECHNOLOGIES Bermuda Ltd.	66,959	1,546,753
Kulicke & Soffa Industries, Inc.*	28,300	427,613
Pericom Semiconductor Corp.	38,300	479,516

		2,881,932

Software 2.4%
Aware, Inc.	114,544	481,085
ePlus, Inc.*	20,920	1,735,523

		2,216,608

Specialty Retail 2.3%
Cato Corp. (The), Class A	41,800	1,644,412
Citi Trends, Inc.*	14,225	324,045
TravelCenters of America LLC*	10,900	187,262

		2,155,719

Technology Hardware, Storage & Peripherals 0.9%
Concurrent Computer Corp.	131,858	804,334

Textiles, Apparel & Luxury Goods 0.6%
Crown Crafts, Inc.	19,792	158,732
Culp, Inc.	14,215	367,458

		526,190

Thrifts & Mortgage Finance 3.1%
First Defiance Financial Corp.	54,325	1,901,375
United Community Financial Corp.	190,897	1,028,935

		2,930,310

Wireless Telecommunication Services 0.6%
Spok Holdings, Inc.	31,800	598,635

Total Common Stocks (cost $82,889,387)		89,085,367

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Exchange Traded Funds 4.1%

	Shares	Market Value

Equity Funds 4.1%
Guggenheim S&P Smallcap 600 Pure Value ETF	30,100	$1,944,460
Vanguard Small-Cap Value ETF	17,400	1,878,852

		3,823,312

Total Exchange Traded Funds (cost $3,289,963)		3,823,312

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (b)(c)	127,123	127,123

Total Mutual Fund (cost $127,123)		127,123

Repurchase Agreement 1.3%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $1,237,205, collateralized by U.S. Treasury Notes ranging from 0.25%-1.75%, maturing 10/31/15-09/30/19; total market value $1,261,946. (c)(d)	$1,237,202	1,237,202

Total Repurchase Agreement (cost $1,237,202)		1,237,202

Total Investments (cost $87,543,675) (e) — 100.5%		94,273,004

Liabilities in excess of other assets — (0.5%)		(496,502)

NET ASSETS — 100.0%		$93,776,502

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $1,331,035.

(b)	Represents 7-day effective yield as of April 30, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $1,364,325.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

LLC	Limited Liability Company

Ltd.	Limited

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Assets:
Investments, at value *(cost $86,306,473)	$93,035,802
Repurchase agreement, at value (cost $1,237,202)	1,237,202

Total Investments, at value (total cost $87,543,675)	94,273,004

Cash	982,889
Dividends receivable	92,038
Security lending income receivable	3,647
Receivable for investments sold	860,907
Receivable for capital shares issued	31,195
Prepaid expenses	17,192

Total Assets	96,260,872

Liabilities:
Payable for investments purchased	1,012,591
Payable for capital shares redeemed	10,000
Payable upon return of securities loaned (Note 2)	1,364,325
Accrued expenses and other payables:
Investment advisory fees	59,041
Fund administration fees	8,770
Distribution fees	1,391
Administrative servicing fees	182
Accounting and transfer agent fees	3,788
Trustee fees	208
Custodian fees	791
Compliance program costs (Note 3)	1,099
Professional fees	14,298
Printing fees	7,867
Other	19

Total Liabilities	2,484,370

Net Assets	$93,776,502

Represented by:
Capital	$87,532,313
Accumulated undistributed net investment income	181,337
Accumulated net realized losses from investments	(666,477)
Net unrealized appreciation/(depreciation) from investments	6,729,329

Net Assets	$93,776,502

*	Includes value of securities on loan of $1,331,035 (Note 2)

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Net Assets:
Class A Shares	$4,610,088
Class C Shares	494,827
Class M Shares	88,423,223
Institutional Service Class Shares	236,839
Institutional Class Shares	11,525

Total	$93,776,502

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	377,319
Class C Shares	42,643
Class M Shares	7,247,894
Institutional Service Class Shares	19,386
Institutional Class Shares	945

Total	7,688,187

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.22
Class C Shares (b)	$11.60
Class M Shares	$12.20
Institutional Service Class Shares	$12.22
Institutional Class Shares	$12.20
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.97

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund
INVESTMENT INCOME:
Dividend income	$999,714
Income from securities lending (Note 2)	18,555
Interest income	1,630
Foreign tax withholding	(5,859)

Total Income	1,014,040

EXPENSES:
Investment advisory fees	347,817
Fund administration fees	51,821
Distribution fees Class A	5,417
Distribution fees Class C	2,495
Administrative servicing fees Class A	1,783
Administrative servicing fees Class C	202
Administrative servicing fees Institutional Service Class	(268)
Registration and filing fees	34,410
Professional fees	12,946
Printing fees	4,699
Trustee fees	1,278
Custodian fees	1,784
Accounting and transfer agent fees	12,832
Other	4,463

Total expenses before expenses reimbursed	481,679

Expenses reimbursed by adviser (Note 3)	(75)

Net Expenses	481,604

NET INVESTMENT INCOME	532,436

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(591,695)
Net change in unrealized appreciation/(depreciation) from investments	646,657

Net realized/unrealized gains from investments	54,962

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$587,398

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$532,436	$109,978	$784,257
Net realized gains/(losses) from investments	(591,695)	2,313,232	10,481,797
Net change in unrealized appreciation/(depreciation) from investments	646,657	627,118	(922,140)

Change in net assets resulting from operations	587,398	3,050,328	10,343,914

Distributions to Shareholders From:
Net investment income:
Class A	(24,783)	–	(8,779)
Class C	–	–	(142,234)
Class M	(537,034)	–	(1,159,326)
Institutional Service Class (b)	(2,043)	–	(12,903)
Institutional Class	(68)	–	(129	)(c)
Net realized gains:
Class A	(481,293)	–	(204,658)
Class C	(54,812)	–	(2,644,093)
Class M	(9,435,498)	–	(17,530,044)
Institutional Service Class (b)	(30,785)	–	(246,368)
Institutional Class	(1,201)	–	(1,945	)(c)

Change in net assets from shareholder distributions	(10,567,517)	–	(21,950,479)

Change in net assets from capital transactions	9,365,187	(11,186,687)	17,352,778

Change in net assets	(614,932)	(8,136,359)	5,746,213

Net Assets:
Beginning of period	94,391,434	102,527,793	96,781,580

End of period	$93,776,502	$94,391,434	$102,527,793

Accumulated undistributed net investment income at end of period	$181,337	$212,829	$102,851

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$4,358,233	$775,793	$316,147
Dividends reinvested	493,853	–	187,155
Cost of shares redeemed	(1,626,764)	(79,599)	(413,516)

Total Class A Shares	3,225,322	696,194	89,786

Class C Shares (Note 12)
Proceeds from shares issued	91,195	503,538	15,698,391
Dividends reinvested	54,812	–	2,776,516
Cost of shares redeemed	(168,032)	(12,047,163)	(4,562,217)

Total Class C Shares	(22,025)	(11,543,625)	13,912,690

Class M Shares (Note 12)
Proceeds from shares issued	4,938,008	1,737,721	7,493,203
Dividends reinvested	9,086,697	–	16,892,388
Cost of shares redeemed	(7,837,474)	(1,921,960)	(19,651,113)

Total Class M Shares	6,187,231	(184,239)	4,734,478

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 12) (b)
Proceeds from shares issued	$32,197	$2,707	$64,180
Dividends reinvested	28,906	–	234,018
Cost of shares redeemed	(87,713)	(157,724)	(1,694,448)

Total Institutional Service Class Shares	(26,610)	(155,017)	(1,396,250)

Institutional Class Shares
Proceeds from shares issued	–	–	10,000	(c)
Dividends reinvested	1,269	–	2,074	(c)
Cost of shares redeemed	–	–	–	(c)

Total Institutional Class Shares	1,269	–	12,074	(c)

Change in net assets from capital transactions	$9,365,187	$(11,186,687)	$17,352,778

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	329,388	57,271	23,095
Reinvested	42,537	–	15,020
Redeemed	(129,138)	(6,046)	(29,775)

Total Class A Shares	242,787	51,225	8,340

Class C Shares (Note 12)
Issued	7,751	39,115	1,069,693
Reinvested	4,956	–	232,150
Redeemed	(13,701)	(983,814)	(351,995)

Total Class C Shares	(994)	(944,699)	949,848

Class M Shares (Note 12)
Issued	394,695	129,622	548,913
Reinvested	784,689	–	1,360,746
Redeemed	(624,229)	(141,931)	(1,436,347)

Total Class M Shares	555,155	(12,309)	473,312

Institutional Service Class Shares (Note 12) (b)
Issued	2,652	201	5,024
Reinvested	2,492	–	18,826
Redeemed	(7,117)	(11,608)	(120,659)

Total Institutional Service Class Shares	(1,973)	(11,407)	(96,809)

Institutional Class Shares
Issued	–	–	668	(c)
Reinvested	110	–	167	(c)
Redeemed	–	–	–	(c)

Total Institutional Class Shares	110	–	835	(c)

Total change in shares	795,085	(917,190)	1,335,526

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Cognitive Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.73	0.06	(0.06)	–	(0.07)	(1.44)	(1.51)	–	$12.22	0.59%		$4,610,088	1.35%	0.89%	1.35%	100.86%
Period Ended October 31, 2014 (g)(h)	$13.24	0.01	0.48	0.49	–	–	–	–	$13.73	3.70%	(i)	$1,846,817	1.38%	0.22%	1.38%	80.17%
Year Ended July 31, 2014 (g)	$14.97	0.06	1.24	1.30	(0.12)	(2.91)	(3.03)	–	$13.24	10.00%	(i)	$1,102,616	1.37%	0.46%	1.38%	286.05%
Year Ended July 31, 2013 (g)	$11.48	0.14	3.45	3.59	(0.10)	–	(0.10)	–	$14.97	31.48%		$1,122,377	1.47%	1.09%	1.58%	339.00%
Year Ended July 31, 2012 (g)	$11.51	0.03	(0.01)	0.02	(0.05)	–	(0.05)	–	$11.48	0.21%		$615,772	1.47%	0.23%	1.60%	268.00%
Year Ended July 31, 2011 (g)	$9.37	0.07	2.19	2.26	(0.12)	–	(0.12)	–	$11.51	24.05%		$961,056	1.47%	0.60%	1.58%	216.00%
Year Ended July 31, 2010 (g)	$7.89	0.03	1.50 (j)	1.53	(0.05)	–	(0.05)	–	$9.37	19.60%	(j)	$654,681	1.45%	0.34%	1.58%	152.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.08	0.01	(0.05)	(0.04)	–	(1.44)	(1.44)	–	$11.60	0.21%		$494,827	2.07%	0.11%	2.10%	100.86%
Period Ended October 31, 2014 (g)(h)	$12.65	(0.01)	0.44	0.43	–	–	–	–	$13.08	3.40%		$570,802	2.09%	(0.44%)	2.11%	80.17%
Year Ended July 31, 2014 (g)	$14.55	(0.02)	1.19	1.17	(0.16)	(2.91)	(3.07)	–	$12.65	9.25%		$12,501,150	1.99%	(0.14%)	1.99%	286.05%
Year Ended July 31, 2013 (g)	$11.17	0.06	3.36	3.42	(0.04)	–	(0.04)	–	$14.55	30.67%		$559,903	2.07%	0.49%	2.08%	339.00%
Year Ended July 31, 2012 (g)	$11.20	(0.04)	0.01	(0.03)	–	–	–	–	$11.17	(0.27%)		$408,689	2.07%	(0.37%)	2.10%	268.00%
Year Ended July 31, 2011 (g)	$9.11	–	2.12	2.12	(0.03)	–	(0.03)	–	$11.20	23.30%		$567,831	2.07%	–	2.08%	216.00%
Year Ended July 31, 2010 (g)	$7.68	(0.02)	1.47 (j)	1.45	(0.02)	–	(0.02)	–	$9.11	18.92%	(j)	$520,057	2.05%	(0.26)%	2.08%	152.00%

Class M Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.70	0.07	(0.05)	0.02	(0.08)	(1.44)	(1.52)	–	$12.20	0.74%		$88,423,223	1.02%	1.17%	1.02%	100.86%
Period Ended October 31, 2014 (g)(h)	$13.20	0.02	0.48	0.50	–	–	–	–	$13.70	3.79%		$91,669,452	1.07%	0.54%	1.11%	80.17%
Year Ended July 31, 2014 (g)	$14.95	0.12	1.23	1.35	(0.19)	(2.91)	(3.10)	–	$13.20	10.38%		$88,479,981	1.00%	0.85%	1.01%	286.05%
Year Ended July 31, 2013 (g)	$11.47	0.19	3.44	3.63	(0.15)	–	(0.15)	–	$14.95	31.94%		$93,162,527	1.07%	1.49%	1.08%	339.00%
Year Ended July 31, 2012 (g)	$11.51	0.07	–	0.07	(0.11)	–	(0.11)	–	$11.47	0.71%		$75,990,508	1.07%	0.63%	1.10%	268.00%
Year Ended July 31, 2011 (g)	$9.37	0.11	2.18	2.29	(0.15)	–	(0.15)	–	$11.51	24.54%		$87,921,410	1.07%	1.00%	1.08%	216.00%
Year Ended July 31, 2010 (g)	$7.87	0.06	1.51 (j)	1.57	(0.07)	–	(0.07)	–	$9.37	20.08%	(j)	$70,390,248	1.05%	0.74%	1.08%	152.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Institutional Service Class Shares (k)
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.71	0.08	(0.03)	0.05	(0.10)	(1.44)	(1.54)	–	$12.22	0.91%		$236,839	0.83%	1.35%	0.83%	100.86%
Period Ended October 31, 2014 (g)(h)	$13.22	0.02	0.47	0.49	–	–	–	–	$13.71	3.71%	(i)	$292,928	1.11%	0.50%	1.11%	80.17%
Year Ended July 31, 2014 (g)	$14.95	0.10	1.23	1.33	(0.15)	(2.91)	(3.06)	–	$13.22	10.23%	(i)	$433,029	1.14%	0.75%	1.16%	286.05%
Year Ended July 31, 2013 (g)	$11.46	0.18	3.45	3.63	(0.14)	–	(0.14)	–	$14.95	31.93%		$1,936,773	1.14%	1.42%	1.33%	339.00%
Year Ended July 31, 2012 (g)	$11.50	0.06	–	0.06	(0.10)	–	(0.10)	–	$11.46	0.60%		$5,050,836	1.16%	0.54%	1.35%	268.00%
Year Ended July 31, 2011 (g)	$9.36	0.09	2.19	2.28	(0.14)	–	(0.14)	–	$11.50	24.32%		$5,075,223	1.21%	0.86%	1.33%	216.00%
Year Ended July 31, 2010 (g)	$7.87	0.06	1.50 (j)	1.56	(0.07)	–	(0.07)	–	$9.36	20.06%	(j)	$2,230,226	1.13%	0.66%	1.33%	152.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.69	0.07	(0.04)	0.03	(0.08)	(1.44)	(1.52)	–	$12.20	0.81%		$11,525	1.02%	1.17%	1.02%	100.86%
Period Ended October 31, 2014 (g)(h)	$13.19	0.02	0.48	0.50	–	–	–	–	$13.69	3.79%		$11,435	1.07%	0.53%	1.10%	80.17%
Period Ended July 31, 2014 (g)(l)	$14.97	0.09	1.23	1.32	(0.19)	(2.91)	(3.10)	–	$13.19	10.15%		$11,017	0.99%	0.76%	0.99%	286.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(l)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Bailard Emerging Markets Equity Fund

Asset Allocation†

Common Stocks	91.7%
Exchange Traded Funds	5.7%
Right††	0.0%
Warrant††	0.0%
Other assets in excess of liabilities	2.6%
100.0%

Top Industries†††

Banks	18.7%
Oil, Gas & Consumable Fuels	12.2%
Semiconductors & Semiconductor Equipment	6.9%
Technology Hardware, Storage & Peripherals	5.4%
Wireless Telecommunication Services	5.1%
Automobiles	3.9%
Insurance	3.9%
Metals & Mining	3.0%
Capital Markets	2.9%
Internet Software & Services	2.8%
Other Industries	35.2%
100.0%

Top Holdings†††

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.3%
Commercial International Bank Egypt SAE, GDR	3.0%
Gazprom OAO, ADR	2.7%
Samsung Electronics Co., Ltd.	2.6%
China Mobile Ltd.	2.5%
China Construction Bank Corp., H Shares	2.3%
Market Vectors Vietnam ETF	2.3%
PICC Property & Casualty Co., Ltd., H Shares	2.1%
Industrial & Commercial Bank of China Ltd., H Shares	2.0%
Tencent Holdings Ltd.	2.0%
Other Holdings	75.2%
100.0%

Top Countries†††

China	21.4%
Taiwan	16.7%
South Korea	10.8%
Russia	8.2%
Thailand	7.5%
India	6.5%
United States	5.9%
Argentina	5.2%
Hong Kong	5.2%
Egypt	3.8%
Other Countries	8.8%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide Bailard Emerging Markets Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Emerging Markets Equity Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,003.80	6.76	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class C Shares	Actual	(a)	1,000.00	1,000.10	10.41	2.10
	Hypothetical	(a)(b)	1,000.00	1,014.38	10.49	2.10
Class M Shares	Actual	(a)	1,000.00	1,005.10	5.47	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.51	1.10
Institutional Service Class Shares	Actual	(a)	1,000.00	1,005.40	5.62	1.13
	Hypothetical	(a)(b)	1,000.00	1,019.19	5.66	1.13
Institutional Class Shares	Actual	(a)	1,000.00	1,005.40	5.47	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.51	1.10

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 91.7%

	Shares	Market Value

ARGENTINA 5.1%
Banks 2.3%
Banco Macro SA, ADR	30,000	$1,657,500
Grupo Financiero Galicia SA, ADR	65,000	1,432,600

		3,090,100

Diversified Telecommunication Services 0.6%
Telecom Argentina SA, ADR	35,000	730,100

Internet Software & Services 0.8%
MercadoLibre, Inc.	7,000	996,310

Oil, Gas & Consumable Fuels 1.4%
YPF SA, ADR	60,000	1,832,400

		6,648,910

BRAZIL 1.0%
Food Products 0.6%
JBS SA	160,000	825,238

Insurance 0.4%
BB Seguridade Participacoes SA	40,000	467,980

		1,293,218

CHINA 20.8%
Automobiles 1.0%
Great Wall Motor Co., Ltd., H Shares	180,000	1,365,765

Banks 5.9%
Bank of China Ltd., H Shares	3,500,000	2,398,212
China Construction Bank Corp., H Shares	3,000,000	2,912,203
Industrial & Commercial Bank of China Ltd., H Shares	3,000,000	2,602,383

		7,912,798

Construction & Engineering 1.1%
China Communications Construction Co., Ltd., H Shares	800,000	1,455,084

Independent Power and Renewable Electricity Producers 1.2%
Huaneng Power International, Inc., H Shares	1,100,000	1,560,040

Insurance 2.0%
PICC Property & Casualty Co., Ltd., H Shares	1,200,000	2,658,638

Internet Software & Services 2.0%
Tencent Holdings Ltd.	125,000	2,579,860

Metals & Mining 0.9%
Fosun International Ltd.	450,000	1,121,612

Oil, Gas & Consumable Fuels 2.7%
China Petroleum & Chemical Corp., H Shares	1,000,000	943,766
CNOOC Ltd.	1,500,000	2,557,818

		3,501,584

Personal Products 1.2%
Hengan International Group Co., Ltd.	125,000	1,542,116

Technology Hardware, Storage & Peripherals 1.3%
Lenovo Group Ltd.	1,000,000	1,719,570

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Textiles, Apparel & Luxury Goods 0.5%
Anta Sports Products Ltd.	320,000	$705,189

Transportation Infrastructure 1.0%
Zhejiang Expressway Co. Ltd., H Shares	800,000	1,270,555

		27,392,811

EGYPT 3.7%
Banks 3.0%
Commercial International Bank Egypt SAE, GDR REG	564,302	3,894,944

Wireless Telecommunication Services 0.7%
Global Telecom Holding SAE, GDR*	450,000	985,500

		4,880,444

HONG KONG 5.0%
Diversified Financial Services 0.7%
China Everbright Ltd.	270,000	892,578

Real Estate Management & Development 1.9%
China Overseas Land & Investment Ltd.	600,000	2,499,229

Wireless Telecommunication Services 2.4%
China Mobile Ltd.	225,000	3,213,740

		6,605,547

HUNGARY 2.2%
Banks 1.0%
OTP Bank PLC	60,000	1,326,733

Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas PLC	14,000	778,780

Pharmaceuticals 0.6%
Richter Gedeon Nyrt	45,000	755,483

		2,860,996

INDIA 6.4%
Automobiles 1.6%
Tata Motors Ltd., ADR	50,000	2,059,500

Banks 1.5%
ICICI Bank Ltd., ADR	175,000	1,912,750

Information Technology Services 1.6%
Infosys Ltd., ADR	70,000	2,168,600

Oil, Gas & Consumable Fuels 0.7%
Reliance Industries Ltd., GDR (a)	35,000	937,662

Pharmaceuticals 1.0%
Dr. Reddy’s Laboratories Ltd., ADR	25,000	1,299,500

		8,378,012

PAKISTAN 2.1%
Banks 0.7%
United Bank Ltd.	550,000	961,046

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

PAKISTAN (continued)
Chemicals 0.7%
Engro Corp., Ltd.	300,000	$933,884

Construction Materials 0.3%
Lucky Cement Ltd.	80,000	382,254

Oil, Gas & Consumable Fuels 0.4%
Pakistan Oilfields Ltd.	150,000	543,732

		2,820,916

PHILIPPINES 2.2%
Banks 0.6%
BDO Unibank, Inc.	320,000	782,548

Food Products 0.6%
Universal Robina Corp.	160,000	780,255

Independent Power and Renewable Electricity Producers 0.1%
Energy Development Corp.	1,000,000	181,364

Real Estate Management & Development 0.2%
Ayala Land, Inc.	240,000	207,633

Wireless Telecommunication Services 0.7%
Philippine Long Distance Telephone Co.	15,000	941,224

		2,893,024

RUSSIA 8.0%
Banks 0.7%
Sberbank of Russia, ADR	150,000	890,291

Food & Staples Retailing 0.7%
Magnit PJSC, GDR Reg. S	17,000	932,664

Metals & Mining 1.3%
MMC Norilsk Nickel OJSC, ADR	90,000	1,695,379

Oil, Gas & Consumable Fuels 4.6%
Gazprom OAO, ADR	600,000	3,515,371
Lukoil OAO, ADR	50,000	2,557,776

		6,073,147

Wireless Telecommunication Services 0.7%
Mobile TeleSystems OJSC, ADR	80,000	966,400

		10,557,881

SOUTH AFRICA 1.1%
Diversified Financial Services 0.4%
FirstRand Ltd.	120,000	573,252

Food Products 0.2%
AVI Ltd.	40,000	274,106

Household Durables 0.3%
Steinhoff International Holdings Ltd.	60,000	380,717

Paper & Forest Products 0.2%
Mondi Ltd.	10,000	201,646

		1,429,721

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 10.5%
Airlines 0.2%
Korean Air Lines Co., Ltd.*	6,000	$256,062

Automobiles 1.2%
Hyundai Motor Co.	10,000	1,569,411

Capital Markets 1.0%
Mirae Asset Securities Co. Ltd.	23,000	1,268,576

Construction & Engineering 1.1%
Hyundai Engineering & Construction Co. Ltd.	30,000	1,443,340

Electric Utilities 0.6%
Korea Electric Power Corp.	18,000	782,711

Hotels, Restaurants & Leisure 0.8%
Kangwon Land, Inc.	30,000	1,022,651

Metals & Mining 0.8%
Hyundai Steel Co.	14,000	1,023,285

Personal Products 0.3%
Amorepacific Corp. (b)	100	362,313

Semiconductors & Semiconductor Equipment 1.1%
SK Hynix, Inc.	35,000	1,497,478

Technology Hardware, Storage & Peripherals 2.4%
Samsung Electronics Co., Ltd.	2,500	3,279,634

Tobacco 0.8%
KT&G Corp.	12,000	1,062,716

Wireless Telecommunication Services 0.2%
SK Telecom Co., Ltd.	1,000	267,973

		13,836,150

TAIWAN 16.3%
Banks 0.5%
CTBC Financial Holding Co., Ltd.	818,498	637,097

Chemicals 1.4%
Nan Ya Plastics Corp.	750,000	1,843,350

Diversified Financial Services 1.5%
Fubon Financial Holding Co., Ltd.	900,000	1,935,501

Diversified Telecommunication Services 1.0%
Chunghwa Telecom Co. Ltd.	400,000	1,290,916

Electronic Equipment, Instruments & Components 2.7%
AU Optronics Corp.	1,900,000	953,509
Hon Hai Precision Industry Co., Ltd.	350,000	1,048,757
Hon Hai Precision Industry Co., Ltd., GDR Reg. S	78,400	474,143
Innolux Corp.	2,000,000	1,031,674

		3,508,083

Insurance 1.3%
Cathay Financial Holding Co. Ltd.	1,000,000	1,747,026

Semiconductors & Semiconductor Equipment 5.4%
Advanced Semiconductor Engineering, Inc., ADR	250,000	1,782,500

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Siliconware Precision Industries Co., Ltd., ADR	150,000	$1,216,500
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	175,000	4,276,999

		7,275,999

Technology Hardware, Storage & Peripherals 1.5%
Pegatron Corp.	650,000	1,925,594

Textiles, Apparel & Luxury Goods 1.0%
Pou Chen Corp.	900,000	1,261,219

		21,424,785

THAILAND 7.3%
Banks 1.9%
Kasikornbank PCL, NVDR	45,000	285,538
Krung Thai Bank PCL	450,000	272,285
Krung Thai Bank PCL, NVDR	3,150,000	1,905,994

		2,463,817

Construction Materials 1.1%
Siam Cement PCL (The), NVDR	90,000	1,464,355

Diversified Telecommunication Services 1.0%
True Corp. PCL, NVDR*	3,500,000	1,289,295

Food & Staples Retailing 0.9%
CP ALL PCL, NVDR	900,000	1,144,886

Oil, Gas & Consumable Fuels 1.6%
PTT PCL, NVDR	170,000	1,832,951
PTT PCL	30,000	323,462

		2,156,413

Transportation Infrastructure 0.8%
Airports of Thailand PCL, NVDR	120,000	1,052,135

		9,570,901

Total Common Stocks (cost $117,786,140)		120,593,316

Right 0.0%†

	Number of Rights

INDIA 0.0%†
Automobiles 0.0%†
Tata Motors Ltd., expiring at an exercise price of $35.84 on 04/27/15* (a)	1,100	7,238

Total Right (cost $– )		7,238

Warrant 0.0%†

	Number of Warrants	Market Value

THAILAND 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Samart Corp. PCL, expiring at an exercise price of $45.00 on 02/19/18*	60,000	$6,443

Total Warrant (cost $–)		6,443

Exchange Traded Funds 5.7%

	Shares

UNITED STATES 5.7%
iShares MSCI Philippines ETF	10,000	402,800
iShares MSCI Taiwan ETF	150,000	2,466,000
Market Vectors Russia ETF	90,000	1,773,000
Market Vectors Vietnam ETF	160,000	2,884,800

Total Exchange Traded Funds (cost $7,557,332)		7,526,600

Total Investments (cost $125,343,472) (c) — 97.4%		128,133,597

Other assets in excess of liabilities — 2.6%		3,448,751

NET ASSETS — 100.0%		$131,582,348

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $937,662 which represents 0.71% of net assets.

(b)	Fair valued security.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

NVDR	Non Voting Depository Receipt

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Assets:
Investments, at value (cost $125,343,472)	$128,133,597
Cash	2,975,482
Foreign currencies, at value (cost $1,511,005)	1,510,994
Dividends receivable	37,111
Receivable for investments sold	2,919,124
Receivable for capital shares issued	22,482
Prepaid expenses	58,076

Total Assets	135,656,866

Liabilities:
Payable for investments purchased	3,978,085
Payable for capital shares redeemed	15,020
Accrued expenses and other payables:
Investment advisory fees	19,306
Fund administration fees	7,517
Distribution fees	15
Administrative servicing fees	72
Accounting and transfer agent fees	1,340
Trustee fees	972
Deferred capital gain country tax	16,048
Custodian fees	215
Compliance program costs (Note 3)	93
Professional fees	24,005
Printing fees	11,734
Other	96

Total Liabilities	4,074,518

Net Assets	$131,582,348

Represented by:
Capital	$131,751,108
Accumulated distributions in excess of net investment income	(44,101)
Accumulated net realized losses from investments and foreign currency transactions	(2,908,848)
Net unrealized appreciation/(depreciation) from investments†	2,774,077
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10,112

Net Assets	$131,582,348

Net Assets:
Class A Shares	$47,664
Class C Shares	10,521
Class M Shares	34,478,067
Institutional Service Class Shares	35,431
Institutional Class Shares	97,010,665

Total	$131,582,348

†	Net of $16,048 of deferred capital gain country tax.

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,546
Class C Shares	1,007
Class M Shares	3,285,765
Institutional Service Class Shares	3,408
Institutional Class Shares	9,262,435

Total	12,557,161

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.48
Class C Shares (b)	$10.45
Class M Shares	$10.49
Institutional Service Class Shares	$10.40
Institutional Class Shares	$10.47
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.12

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
INVESTMENT INCOME:
Dividend income	$250,873
Interest income	647
Foreign tax withholding	(24,115)

Total Income	227,405

EXPENSES:
Offering costs	9,642
Investment advisory fees	177,470
Fund administration fees	46,972
Distribution fees Class A	33
Distribution fees Class C	51
Administrative servicing fees Class A	1
Administrative servicing fees Institutional Service Class	4
Registration and filing fees	52,669
Professional fees	17,799
Printing fees	10,576
Custodian fees	732
Accounting and transfer agent fees	6,757
Compliance program costs (Note 3)	15
Other	1,762

Total expenses before and expenses reimbursed	324,483

Expenses reimbursed by adviser (Note 3)	(126,232)

Net Expenses	198,251

NET INVESTMENT INCOME	29,154

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(2,255,762)
Net realized losses from foreign currency transactions (Note 2)	(224,139)

Net realized losses from investments and foreign currency transactions	(2,479,901)

Net change in unrealized appreciation/(depreciation) from investments††	1,162,525
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10,191

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	1,172,716

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(1,307,185)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,278,031)

†	Net of capital gain country taxes of $15,440.

††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $12,068.

Statements of Changes in Net Assets

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period ended October 31, 2014 (a)
Operations:
Net investment income	$29,154	$451,029
Net realized losses from investments and foreign currency transactions	(2,479,901)	(488,882)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,172,716	1,611,473

Change in net assets resulting from operations	(1,278,031)	1,573,620

Distributions to Shareholders From:
Net investment income:
Class A	(237)	–
Class C	(65)	–
Class M	(453,945)	–
Institutional Service Class	(414)	–
Institutional Class	(15,437)	–

Change in net assets from shareholder distributions	(470,098)	–

Change in net assets from capital transactions	98,432,759	33,324,098

Change in net assets	96,684,630	34,897,718

Net Assets:
Beginning of period	34,897,718	–

End of period	$131,582,348	$34,897,718

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(44,101)	$396,843

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$29,840	$22,690
Dividends reinvested	237	–
Cost of shares redeemed	(5,019)	–

Total Class A Shares	25,058	22,690

Class C Shares
Proceeds from shares issued	–	10,000
Dividends reinvested	65	–
Cost of shares redeemed	–	–

Total Class C Shares	65	10,000

Class M Shares
Proceeds from shares issued	2,417,383	33,680,365
Dividends reinvested	447,964	–
Cost of shares redeemed	(1,922,005)	(1,373,250)

Total Class M Shares	943,342	32,307,115

Institutional Service Class Shares
Proceeds from shares issued	21,988	123,326
Dividends reinvested	414	–
Cost of shares redeemed	(7,047)	(99,032)

Total Institutional Service Class Shares	15,355	24,294

(a)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period ended October 31, 2014 (a)
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$97,433,502	$959,999
Dividends reinvested	15,437	–
Cost of shares redeemed	–	–

Total Institutional Class Shares	97,448,939	959,999

Change in net assets from capital transactions	$98,432,759	$33,324,098

SHARE TRANSACTIONS:
Class A Shares
Issued	2,835	2,170
Reinvested	25	–
Redeemed	(484)	–

Total Class A Shares	2,376	2,170

Class C Shares
Issued	–	1,000
Reinvested	7	–
Redeemed	–	–

Total Class C Shares	7	1,000

Class M Shares
Issued	236,958	3,322,762
Reinvested	46,956	–
Redeemed	(191,953)	(128,958)

Total Class M Shares	91,961	3,193,804

Institutional Service Class Shares
Issued	2,164	11,578
Reinvested	44	–
Redeemed	(721)	(9,657)

Total Institutional Service Class Shares	1,487	1,921

Institutional Class Shares
Issued	9,164,815	96,000
Reinvested	1,620	–
Redeemed	–	–

Total Institutional Class Shares	9,166,435	96,000

Total change in shares	9,262,266	3,294,895

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Emerging Markets Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.56	–	0.03	0.03	(0.11)	(0.11)	$10.48	0.38%	$47,664	1.36%	(0.08%)	2.10%	51.25%
Period Ended October 31, 2014 (f)(g)	$10.00	0.10	0.46	0.56	–	–	$10.56	5.60%	$22,922	1.60%	1.54%	2.63%	64.00%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.52	(0.04)	0.04	–	(0.07)	(0.07)	$10.45	0.01%	$10,521	2.10%	(0.85%)	2.85%	51.25%
Period Ended October 31, 2014 (f)(g)	$10.00	0.07	0.45	0.52	–	–	$10.52	5.20%	$10,518	2.34%	1.15%	3.38%	64.00%

Class M Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.59	0.01	0.03	0.04	(0.14)	(0.14)	$10.49	0.51%	$34,478,067	1.10%	0.16%	1.85%	51.25%
Period Ended October 31, 2014 (f)(g)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%	$33,826,891	1.10%	2.42%	1.92%	64.00%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.58	0.02	0.02	0.04	(0.22)	(0.22)	$10.40	0.54%	$35,431	1.13%	0.35%	1.87%	51.25%
Period Ended October 31, 2014 (f)(g)	$10.00	0.14	0.44	0.58	–	–	$10.58	5.80%	$20,328	1.35%	2.19%	2.25%	64.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.59	0.01	0.03	0.04	(0.16)	(0.16)	$10.47	0.54%	$97,010,665	1.10%	0.22%	1.30%	51.25%
Period Ended October 31, 2014 (f)(g)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%	$1,017,059	1.10%	2.39%	2.14%	64.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 31, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Bailard International Equities Fund

Asset Allocation†

Common Stocks	95.7%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.5%
Mutual Fund	0.3%
Warrant††	0.0%
Right††	0.0%
Liabilities in excess of other assets	(0.9)%
100.0%

Top Industries†††

Banks	12.1%
Pharmaceuticals	8.5%
Insurance	6.4%
Oil, Gas & Consumable Fuels	4.2%
Diversified Telecommunication Services	3.4%
Auto Components	3.1%
Automobiles	3.0%
Capital Markets	2.5%
Technology Hardware, Storage & Peripherals	2.5%
Food Products	2.4%
Other Industries*	51.9%
100.0%

Top Holdings†††

Teva Pharmaceutical Industries Ltd., ADR	2.2%
Novo Nordisk A/S, Class B	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.4%
Bridgestone Corp.	1.4%
BT Group PLC	1.4%
Skandinaviska Enskilda Banken AB, Class A	1.3%
Unilever PLC	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.2%
Panasonic Corp.	1.2%
Gazprom OAO, ADR	1.2%
Other Holdings*	85.6%
100.0%

Top Countries†††

Japan	23.7%
United Kingdom	13.4%
Germany	5.5%
Denmark	4.6%
Finland	4.5%
France	4.2%
Sweden	4.0%
Switzerland	3.7%
Taiwan	3.1%
Belgium	3.1%
Other Countries*	30.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Bailard International Equities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard International Equities Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,070.70	5.96	1.16
	Hypothetical	(a)(b)	1,000.00	1,019.04	5.81	1.16
Class C Shares	Actual	(a)	1,000.00	1,066.90	10.04	1.96
	Hypothetical	(a)(b)	1,000.00	1,015.08	9.79	1.96
Class M Shares	Actual	(a)	1,000.00	1,071.90	4.47	0.87
	Hypothetical	(a)(b)	1,000.00	1,020.48	4.36	0.87
Institutional Service Class Shares	Actual	(a)	1,000.00	1,072.80	4.78	0.93
	Hypothetical	(a)(b)	1,000.00	1,020.18	4.66	0.93
Institutional Class Shares	Actual	(a)	1,000.00	1,072.00	4.47	0.87
	Hypothetical	(a)(b)	1,000.00	1,020.48	4.36	0.87

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 95.7%

	Shares	Market Value

ARGENTINA 1.4%
Banks 0.8%
Banco Macro SA, ADR	12,500	$690,625
Grupo Financiero Galicia SA, ADR	70,000	1,542,800

		2,233,425

Internet Software & Services 0.3%
MercadoLibre, Inc.	7,000	996,310

Oil, Gas & Consumable Fuels 0.3%
YPF SA, ADR	30,000	916,200

		4,145,935

AUSTRALIA 1.0%
Containers & Packaging 0.6%
Amcor Ltd.	150,000	1,596,914

Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd.	200,000	1,307,265

		2,904,179

BELGIUM 3.1%
Banks 0.7%
KBC Groep NV*	30,000	1,973,799

Beverages 0.8%
Anheuser-Busch InBev NV	20,000	2,434,967

Diversified Telecommunication Services 0.4%
Belgacom SA	30,000	1,117,346

Food & Staples Retailing 0.9%
Delhaize Group SA	35,000	2,817,512

Insurance 0.3%
Ageas	25,000	939,306

		9,282,930

DENMARK 4.7%
Banks 0.9%
Danske Bank A/S	60,000	1,701,641
Sydbank A/S	25,000	938,453

		2,640,094

Electrical Equipment 0.8%
Vestas Wind Systems A/S	50,000	2,267,873

Health Care Equipment & Supplies 0.7%
Coloplast A/S, Class B	25,000	2,040,603

Pharmaceuticals 1.8%
Novo Nordisk A/S, Class B	100,000	5,614,067

Textiles, Apparel & Luxury Goods 0.5%
Pandora A/S	15,000	1,550,423

		14,113,060

EGYPT 0.7%
Banks 0.5%
Commercial International Bank Egypt SAE, GDR REG	223,254	1,540,952

Common Stocks (continued)

	Shares	Market Value

EGYPT (continued)
Wireless Telecommunication Services 0.2%
Global Telecom Holding SAE, GDR*	278,497	$609,908

		2,150,860

FINLAND 4.5%
Communications Equipment 0.8%
Nokia OYJ	350,000	2,361,602

Diversified Telecommunication Services 0.6%
Elisa OYJ	60,000	1,838,117

Food & Staples Retailing 0.4%
Kesko OYJ, Class B	30,000	1,225,764

Insurance 0.6%
Sampo OYJ, Class A	35,000	1,695,900

Machinery 0.3%
Konecranes OYJ	25,000	810,550

Oil, Gas & Consumable Fuels 0.4%
Neste Oil OYJ	45,000	1,223,912

Paper & Forest Products 1.4%
Stora Enso OYJ, Class R	200,000	2,104,656
UPM-Kymmene OYJ	130,000	2,352,294

		4,456,950

		13,612,795

FRANCE 4.2%
Auto Components 0.8%
Valeo SA	15,000	2,404,796

Automobiles 0.4%
Peugeot SA*	60,000	1,134,337

Banks 0.4%
Natixis SA	150,000	1,241,620

Information Technology Services 0.4%
Cap Gemini SA	12,000	1,069,146

Insurance 1.1%
AXA SA	100,000	2,528,585
SCOR SE (a)	25,000	899,794

		3,428,379

Multi-Utilities 0.7%
Veolia Environnement SA* (a)	100,000	2,116,001

Pharmaceuticals 0.4%
Sanofi	12,000	1,221,486

		12,615,765

GERMANY 5.5%
Air Freight & Logistics 1.0%
Deutsche Post AG REG	90,000	2,963,543

Auto Components 0.6%
Continental AG (a)	8,000	1,874,838

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Automobiles 0.6%
Daimler AG REG	20,000	$1,922,935

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	60,000	1,102,839

Insurance 1.2%
Allianz SE REG (a)	8,000	1,361,718
Hannover Rueck SE (a)	20,000	2,033,015

		3,394,733

Media 0.3%
ProSiebenSat.1 Media AG REG	20,000	1,022,544

Pharmaceuticals 0.5%
Bayer AG REG*	10,000	1,439,326

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	80,000	940,539

Wireless Telecommunication Services 0.6%
Freenet AG	60,000	1,943,410

		16,604,707

HONG KONG 1.8%
Insurance 0.9%
AIA Group Ltd.	400,000	2,660,192

Real Estate Management & Development 0.9%
CK Hutchison Holdings Ltd.	125,000	2,711,523

		5,371,715

HUNGARY 1.1%
Banks 1.1%
OTP Bank PLC	150,000	3,316,833

INDIA 2.2%
Automobiles 0.3%
Tata Motors Ltd., ADR	25,000	1,029,750

Chemicals 0.4%
UPL Ltd.	150,000	1,157,611

Construction & Engineering 0.2%
IRB Infrastructure Developers Ltd.	200,000	733,259

Diversified Financial Services 0.3%
Power Finance Corp., Ltd.	220,000	918,347

Household Products 0.7%
Hindustan Unilever Ltd.	150,000	2,007,065

Information Technology Services 0.3%
HCL Technologies Ltd.	60,000	831,819

		6,677,851

IRELAND 2.7%
Airlines 0.5%
Ryanair Holdings PLC, ADR	25,000	1,621,250

Construction Materials 1.0%
CRH PLC	100,000	2,809,767

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Containers & Packaging 0.8%
Smurfit Kappa Group PLC	80,000	$2,449,319

Food Products 0.3%
Kerry Group PLC, Class A	13,000	956,181

Insurance 0.1%
XL Group PLC	10,400	385,632

		8,222,149

ISRAEL 2.7%
Banks 0.2%
Bank Hapoalim BM	150,000	750,294

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	852,319

Pharmaceuticals 2.2%
Teva Pharmaceutical Industries Ltd., ADR	110,000	6,646,200

		8,248,813

JAPAN 23.8%
Airlines 0.8%
Japan Airlines Co., Ltd.	70,000	2,333,953

Auto Components 1.7%
Bridgestone Corp.	100,000	4,188,369
NHK Spring Co., Ltd.	75,000	858,642

		5,047,011

Automobiles 1.7%
Fuji Heavy Industries Ltd.	90,000	3,009,602
Toyota Motor Corp.	30,000	2,088,274

		5,097,876

Banks 3.2%
Aozora Bank Ltd.	300,000	1,122,132
Mitsubishi UFJ Financial Group, Inc.	600,000	4,262,610
Resona Holdings, Inc.	360,000	1,919,545
Sumitomo Mitsui Financial Group, Inc.	60,000	2,619,876

		9,924,163

Capital Markets 0.4%
Daiwa Securities Group, Inc.	150,000	1,244,372

Chemicals 1.6%
DIC Corp.	300,000	907,643
Sumitomo Chemical Co., Ltd.	300,000	1,687,186
Tosoh Corp.	400,000	2,144,507

		4,739,336

Diversified Financial Services 0.4%
ORIX Corp.	80,000	1,230,272

Electrical Equipment 0.4%
Mitsubishi Electric Corp.	100,000	1,305,971

Electronic Equipment, Instruments & Components 0.5%
Alps Electric Co., Ltd.	60,000	1,490,425

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food Products 0.3%
Nippon Suisan Kaisha Ltd.	300,000	$910,765

Gas Utilities 0.4%
Tokyo Gas Co., Ltd.	200,000	1,154,160

Household Durables 1.6%
Panasonic Corp.	250,000	3,580,968
Sony Corp.*	40,000	1,209,270

		4,790,238

Industrial Conglomerates 0.5%
Toshiba Corp.	400,000	1,602,624

Information Technology Services 0.5%
Fujitsu Ltd.	240,000	1,590,807

Insurance 0.4%
T&D Holdings, Inc.	80,000	1,154,383

Leisure Products 0.7%
Bandai Namco Holdings, Inc.	60,000	1,232,603
Heiwa Corp.	40,000	833,980

		2,066,583

Machinery 1.0%
Kawasaki Heavy Industries Ltd.	300,000	1,546,157
Sumitomo Heavy Industries Ltd.	250,000	1,553,251

		3,099,408

Marine 0.4%
Nippon Yusen KK	400,000	1,257,402

Metals & Mining 0.7%
JFE Holdings, Inc.	40,000	902,994
Kobe Steel Ltd.	600,000	1,090,554

		1,993,548

Personal Products 1.0%
Kao Corp.	60,000	2,873,341

Pharmaceuticals 0.8%
Astellas Pharma, Inc.	80,000	1,245,656
Otsuka Holdings Co., Ltd.	40,000	1,262,582

		2,508,238

Road & Rail 0.4%
Sankyu, Inc.	240,000	1,125,584

Technology Hardware, Storage & Peripherals 2.0%
FUJIFILM Holdings Corp.	30,000	1,130,011
Konica Minolta, Inc.	170,000	1,877,157
Ricoh Co., Ltd.	100,000	1,033,473
Seiko Epson Corp.	120,000	2,096,924

		6,137,565

Trading Companies & Distributors 1.0%
ITOCHU Corp.	250,000	3,078,268

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Wireless Telecommunication Services 1.4%
KDDI Corp.	135,000	$3,194,416
NTT DOCOMO, Inc.	60,000	1,062,750

		4,257,166

		72,013,459

JORDAN 0.6%
Pharmaceuticals 0.6%
Hikma Pharmaceuticals PLC	60,000	1,876,331

NETHERLANDS 2.2%
Banks 0.6%
ING Groep NV, CVA*	120,000	1,840,986

Food & Staples Retailing 0.6%
Koninklijke Ahold NV	92,307	1,788,368

Media 0.3%
Wolters Kluwer NV	30,000	971,926

Oil, Gas & Consumable Fuels 0.7%
Royal Dutch Shell PLC, Class B	60,000	1,920,951

		6,522,231

PAKISTAN 0.8%
Banks 0.2%
United Bank Ltd.	400,000	698,943

Chemicals 0.3%
Engro Corp., Ltd.	250,000	778,237

Oil, Gas & Consumable Fuels 0.3%
Pakistan Petroleum Ltd.	450,000	796,618

		2,273,798

PHILIPPINES 1.0%
Banks 0.2%
BDO Unibank, Inc.	300,000	733,639

Food Products 0.2%
Universal Robina Corp.	150,000	731,489

Real Estate Management & Development 0.3%
Ayala Land, Inc.	900,000	778,625

Wireless Telecommunication Services 0.3%
Philippine Long Distance Telephone Co.	12,000	752,979

		2,996,732

RUSSIA 2.7%
Metals & Mining 0.5%
MMC Norilsk Nickel OJSC, ADR	75,000	1,412,816

Oil, Gas & Consumable Fuels 2.2%
Gazprom OAO, ADR	600,000	3,515,371
Lukoil OAO, ADR	60,000	3,069,331

		6,584,702

		7,997,518

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA 0.7%
Paper & Forest Products 0.7%
Mondi PLC	100,000	$2,024,816

SPAIN 1.4%
Banks 0.8%
Banco Santander SA	300,000	2,268,172

Gas Utilities 0.6%
Gas Natural SDG SA	75,000	1,844,107

		4,112,279

SWEDEN 4.0%
Banks 1.3%
Skandinaviska Enskilda Banken AB, Class A	320,000	4,043,738

Commercial Services & Supplies 0.6%
Securitas AB, Class B	120,000	1,794,551

Communications Equipment 0.4%
Telefonaktiebolaget LM Ericsson, Class B	100,000	1,093,678

Construction & Engineering 0.6%
NCC AB, Class B (a)	25,000	819,849
Skanska AB, Class B	50,000	1,112,659

		1,932,508

Household Products 0.3%
Svenska Cellulosa AB SCA, Class B	30,000	758,849

Metals & Mining 0.4%
Boliden AB	60,000	1,303,541

Pharmaceuticals 0.4%
Meda AB, Class A	70,000	1,174,978

		12,101,843

SWITZERLAND 3.8%
Insurance 1.4%
Swiss Life Holding AG REG*	8,000	1,898,407
Swiss Re AG	25,000	2,217,684

		4,116,091

Life Sciences Tools & Services 0.7%
Lonza Group AG REG*	15,000	2,120,851

Machinery 0.5%
Georg Fischer AG REG	2,000	1,414,611

Pharmaceuticals 0.7%
Novartis AG REG	20,000	2,041,444

Professional Services 0.5%
Adecco SA REG*	20,000	1,629,935

		11,322,932

TAIWAN 3.1%
Banks 0.3%
CTBC Financial Holding Co., Ltd.	1,200,000	934,048

Diversified Financial Services 0.5%
Fubon Financial Holding Co., Ltd.	700,000	1,505,390

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Electronic Equipment, Instruments & Components 0.3%
Innolux Corp.	2,000,000	$1,031,674

Semiconductors & Semiconductor Equipment 1.5%
Advanced Semiconductor Engineering, Inc.	600,000	850,875
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	150,000	3,666,000

		4,516,875

Technology Hardware, Storage & Peripherals 0.5%
Pegatron Corp.	500,000	1,481,226

		9,469,213

THAILAND 2.4%
Banks 0.9%
Kasikornbank PCL, NVDR	150,000	951,793
Krung Thai Bank PCL	1,500,000	907,617
Krung Thai Bank PCL, NVDR	1,000,000	605,078

		2,464,488

Construction Materials 0.3%
Siam Cement PCL (The), NVDR	60,000	976,236

Diversified Telecommunication Services 0.3%
True Corp. PCL, NVDR*	2,500,000	920,925

Oil, Gas & Consumable Fuels 0.6%
PTT PCL, NVDR	100,000	1,078,206
PTT PCL	80,000	862,565

		1,940,771

Transportation Infrastructure 0.3%
Airports of Thailand PCL, NVDR	100,000	876,779

		7,179,199

UNITED KINGDOM 13.6%
Aerospace & Defense 0.6%
BAE Systems PLC	250,000	1,936,802

Capital Markets 1.6%
3i Group PLC	150,000	1,162,011
Aberdeen Asset Management PLC	150,000	1,089,221
Man Group PLC	550,000	1,621,683
Schroders PLC	20,000	991,967

		4,864,882

Diversified Telecommunication Services 1.4%
BT Group PLC	600,000	4,184,754

Electric Utilities 0.6%
SSE PLC	70,000	1,658,560

Energy Equipment & Services 0.6%
Amec Foster Wheeler PLC	120,000	1,680,143

Food Products 1.7%
Unilever NV, CVA	30,000	1,308,618
Unilever PLC	85,000	3,725,932

		5,034,550

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Insurance 0.5%
Direct Line Insurance Group PLC	300,000	$1,464,615

Media 1.2%
ITV PLC	400,000	1,553,007
Reed Elsevier PLC	120,000	1,986,043

		3,539,050

Metals & Mining 0.5%
Rio Tinto PLC	35,000	1,566,289

Multiline Retail 0.7%
Next PLC	20,000	2,248,610

Pharmaceuticals 1.1%
AstraZeneca PLC	50,000	3,431,331

Road & Rail 0.2%
Stagecoach Group PLC	100,000	555,782

Software 0.4%
Micro Focus International PLC	62,332	1,202,693

Specialty Retail 0.9%
WH Smith PLC	120,000	2,632,811

Tobacco 1.6%
British American Tobacco PLC	30,000	1,648,309
Imperial Tobacco Group PLC	65,000	3,173,984

		4,822,293

		40,823,165

Total Common Stocks (cost $245,174,351)		287,981,108

Right 0.0%†

	Number of Rights

INDIA 0.0%†
Automobiles 0.0%†
Tata Motors Ltd. , expiring at an exercise price of $35.84 on 04/27/15* (b)	1,376	9,054

Total Right (cost $–)		9,054

Warrant 0.0%†

	Number of Warrants

THAILAND 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Samart Corp. PCL, expiring at an exercise price of $45.00 on 02/19/18*	200,000	21,477

Total Warrant (cost $–)		21,477

	Exchange Traded Funds 1.5%

	Shares	Market Value

UNITED STATES 1.5%
iShares MSCI Taiwan ETF (a)	100,000	$1,644,000
Market Vectors Russia ETF	150,000	2,955,000

	Total Exchange Traded Funds (cost $4,356,220)	4,599,000

	Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (c)(d)	1,039,142	1,039,142

	Total Mutual Fund (cost $1,039,142)	1,039,142

	Repurchase Agreement 3.4%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $10,113,305, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $10,315,551. (d)(e)	$10,113,285	10,113,285

	Total Repurchase Agreement (cost $10,113,285)	10,113,285

Total Investments (cost $260,682,998) (f) — 100.9%		303,763,066
	Liabilities in excess of other assets — (0.9)%	(2,776,813)

NET ASSETS — 100.0%		$300,986,253

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $10,663,392.

(b)	Fair valued security.

(c)	Represents 7-day effective yield as of April 30, 2015.

(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $11,152,427.

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

(e)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BM	Limited Liability
CVA	Dutch Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company

At April 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Brown Brothers Harriman & Co.	06/19/15	(16,500,000)	$(17,516,400)	$(18,538,414)	$(1,022,014)
Japanese Yen	Brown Brothers Harriman & Co.	06/19/15	(1,500,000,000)	(12,373,583)	(12,569,370)	(195,787)

Total Short Contracts				$(29,889,983)	$(31,107,784)	$(1,217,801)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	Brown Brothers Harriman & Co.	06/19/15	16,500,000	$18,355,591	$18,538,415	$182,824

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund
Assets:
Investments, at value (cost $250,569,713)*	$293,649,781
Repurchase agreement, at value (cost $10,113,285)	10,113,285

Total Investments, at value (total cost $260,682,998)	303,763,066

Cash	6,511,693
Foreign currencies, at value (cost $3,070,814)	3,075,901
Dividends receivable	1,363,465
Security lending income receivable	40,099
Receivable for investments sold	4,488,749
Receivable for capital shares issued	681,195
Reclaims receivable	415,887
Unrealized appreciation on forward foreign currency contracts (Note 2)	182,824
Prepaid expenses	15,144

Total Assets	320,538,023

Liabilities:
Payable for investments purchased	6,649,077
Payable for capital shares redeemed	194,124
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,217,801
Payable upon return of securities loaned (Note 2)	11,152,427
Accrued expenses and other payables:
Investment advisory fees	182,047
Fund administration fees	12,396
Distribution fees	4,069
Administrative servicing fees	10,929
Accounting and transfer agent fees	3,849
Trustee fees	395
Deferred capital gain country tax	105,060
Custodian fees	2,677
Compliance program costs (Note 3)	483
Professional fees	7,959
Printing fees	8,456
Other	21

Total Liabilities	19,551,770

Net Assets	$300,986,253

Represented by:
Capital	$275,448,761
Accumulated undistributed net investment income	1,210,495
Accumulated net realized losses from investments, forward and foreign currency transactions	(17,613,701)
Net unrealized appreciation/(depreciation) from investments†	42,975,008
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(1,034,977)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	667

Net Assets	$300,986,253

*	Includes value of securities on loan of $10,663,392 (Note 2).
†	Net of $105,060 of deferred capital gain country tax.

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund
Net Assets:
Class A Shares	$4,773,660
Class C Shares	4,117,416
Class M Shares	181,466,310
Institutional Service Class Shares	108,847,002
Institutional Class Shares	1,781,865

Total	$300,986,253

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	564,947
Class C Shares	489,688
Class M Shares	21,513,632
Institutional Service Class Shares	12,914,494
Institutional Class Shares	211,267

Total	35,694,028

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.45
Class C Shares (b)	$8.41
Class M Shares	$8.43
Institutional Service Class Shares	$8.43
Institutional Class Shares	$8.43
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.97

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Bailard International Equities Fund
INVESTMENT INCOME:
Dividend income	$4,315,525
Income from securities lending (Note 2)	112,418
Interest income	3,601
Foreign tax withholding	(365,572)

Total Income	4,065,972

EXPENSES:
Investment advisory fees	1,004,395
Fund administration fees	70,706
Distribution fees Class A	4,055
Distribution fees Class C	12,153
Administrative servicing fees Class A	632
Administrative servicing fees Class C	1,174
Administrative servicing fees Institutional Service Class	27,225
Registration and filing fees	33,367
Professional fees	20,097
Printing fees	5,578
Trustee fees	3,569
Custodian fees	3,524
Accounting and transfer agent fees	16,602
Compliance program costs (Note 3)	67
Other	6,101

Total Expenses	1,209,245

NET INVESTMENT INCOME	2,856,727

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(1,334,752)
Net realized gains from forward and foreign currency transactions (Note 2)	5,207,794

Net realized gains from investments, forward and foreign currency transactions	3,873,042

Net change in unrealized appreciation/(depreciation) from investments††	14,567,598
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(2,258,712)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	40,716

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	12,349,602

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	16,222,644

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,079,371

†	Net of capital gain country taxes of $48,544.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $48,241.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$2,856,727	$1,039,105	$5,325,659
Net realized gains from investments forward and foreign currency transactions	3,873,042	4,781,737	20,487,551
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	12,349,602	(12,047,217)	9,478,287

Change in net assets resulting from operations	19,079,371	(6,226,375)	35,291,497

Distributions to Shareholders From:
Net investment income:
Class A	(111,105)	–	(81,222)
Class C	(63,118)	–	(17,079)
Class M	(7,136,702)	–	(3,735,701)
Institutional Service Class (b)	(3,541,136)	–	(1,435,087)
Institutional Class	(20,573)	–	(231	)(c)

Change in net assets from shareholder distributions	(10,872,634)	–	(5,269,320)

Change in net assets from capital transactions	30,301,523	4,419,379	19,788,821

Change in net assets	38,508,260	(1,806,996)	49,810,998

Net Assets:
Beginning of period	262,477,993	264,284,989	214,473,991

End of period	$300,986,253	$262,477,993	$264,284,989

Accumulated undistributed net investment income at end of period	$1,210,495	$9,226,402	$6,182,096

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$1,955,795	$223,177	$1,296,717
Dividends reinvested	103,839	–	75,925
Cost of shares redeemed	(426,054)	(374,157)	(2,857,523)

Total Class A Shares	1,633,580	(150,980)	(1,484,881)

Class C Shares (Note 12)
Proceeds from shares issued	2,322,077	92,706	993,880
Dividends reinvested	55,088	–	15,435
Cost of shares redeemed	(419,732)	(71,480)	(254,673)

Total Class C Shares	1,957,433	21,226	754,642

Class M Shares (Note 12)
Proceeds from shares issued	9,640,825	4,262,156	14,549,643
Dividends reinvested	6,477,554	–	3,344,102
Cost of shares redeemed	(9,458,949)	(2,841,646)	(14,872,680)

Total Class M Shares	6,659,430	1,420,510	3,021,065

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 12) (b)
Proceeds from shares issued	$29,257,358	$5,475,205	$28,664,343
Dividends reinvested	1,411,809	–	491,055
Cost of shares redeemed	(11,896,004)	(2,284,033)	(12,206,688)

Total Institutional Service Class Shares	18,773,163	3,191,172	16,948,710

Institutional Class Shares
Proceeds from shares issued	1,312,980	12,325	986,922	(c)
Dividends reinvested	20,573	–	231	(c)
Cost of shares redeemed	(55,636)	(74,874)	(437,868	)(c)

Total Institutional Class Shares	1,277,917	(62,549)	549,285	(c)

Change in net assets from capital transactions	$30,301,523	$4,419,379	$19,788,821

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	237,300	26,317	157,349
Reinvested	13,592	–	9,599
Redeemed	(52,465)	(44,487)	(350,983)

Total Class A Shares	198,427	(18,170)	(184,035)

Class C Shares (Note 12)
Issued	282,341	11,370	120,551
Reinvested	7,229	–	1,954
Redeemed	(52,205)	(8,664)	(30,963)

Total Class C Shares	237,365	2,706	91,542

Class M Shares (Note 12)
Issued	1,183,890	517,830	1,798,547
Reinvested	850,073	–	423,840
Redeemed	(1,178,780)	(345,196)	(1,801,419)

Total Class M Shares	855,183	172,634	420,968

Institutional Service Class Shares (Note 12) (b)
Issued	3,573,855	662,706	3,479,364
Reinvested	185,520	–	62,238
Redeemed	(1,456,161)	(277,142)	(1,496,688)

Total Institutional Service Class Shares	2,303,214	385,564	2,044,914

Institutional Class Shares
Issued	155,879	1,492	118,100	(c)
Reinvested	2,704	–	29	(c)
Redeemed	(6,781)	(9,244)	(50,912	)(c)

Total Institutional Class Shares	151,802	(7,752)	67,217	(c)

Total change in shares	3,745,991	534,982	2,440,606

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard International Equities Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$8.22	0.09	0.46	0.55	(0.32)	(0.32)	–	$8.45	7.07%		$4,773,660	1.16%	2.15%	1.16%	52.06%
Period Ended October 31, 2014 (g)(h)	$8.42	0.03	(0.23)	(0.20)	–	–	–	$8.22	(2.38%	)	$3,011,405	1.23%	1.31%	1.23%	31.09%
Year Ended July 31, 2014 (g)	$7.41	0.14	1.03	1.17	(0.16)	(0.16)	–	$8.42	15.92%		$3,238,747	1.29%	1.69%	1.32%	83.79%
Year Ended July 31, 2013 (g)	$6.27	0.14	1.11	1.25	(0.11)	(0.11)	–	$7.41	20.04%		$4,216,776	1.38%	1.94%	1.58%	97.00%
Year Ended July 31, 2012 (g)	$7.45	0.13	(1.15)	(1.02)	(0.16)	(0.16)	–	$6.27	(13.57%	)	$3,306,852	1.49%	2.04%	1.67%	102.00%
Year Ended July 31, 2011 (g)	$6.32	0.11	1.14	1.25	(0.12)	(0.12)	–	$7.45	20.05%		$5,066,564	1.62%	1.52%	1.77%	95.00%
Year Ended July 31, 2010 (g)	$5.98	0.08	0.40	0.48	(0.14)	(0.14)	–	$6.32	8.04%		$6,692,942	1.60%	1.28%	1.78%	84.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$8.15	0.07	0.45	0.52	(0.26)	(0.26)	–	$8.41	6.69%		$4,117,416	1.96%	1.64%	1.96%	52.06%
Period Ended October 31, 2014 (g)(h)	$8.37	0.01	(0.23)	(0.22)	–	–	–	$8.15	(2.63%	)	$2,056,325	2.03%	0.51%	2.03%	31.09%
Year Ended July 31, 2014 (g)	$7.37	0.11	1.00	1.11	(0.11)	(0.11)	–	$8.37	15.12%		$2,088,816	1.93%	1.31%	1.94%	83.79%
Year Ended July 31, 2013 (g)	$6.22	0.09	1.11	1.20	(0.05)	(0.05)	–	$7.37	19.28%		$1,164,820	2.08%	1.24%	2.08%	97.00%
Year Ended July 31, 2012 (g)	$7.37	0.08	(1.13)	(1.05)	(0.10)	(0.10)	–	$6.22	(14.07%	)	$1,181,621	2.17%	1.36%	2.17%	102.00%
Year Ended July 31, 2011 (g)	$6.26	0.06	1.13	1.19	(0.08)	(0.08)	–	$7.37	19.16%		$2,289,773	2.27%	0.87%	2.27%	95.00%
Year Ended July 31, 2010 (g)	$5.92	0.04	0.39	0.43	(0.09)	(0.09)	–	$6.26	7.39%		$1,974,951	2.28%	0.60%	2.28%	84.00%

Class M Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$8.22	0.09	0.46	0.55	(0.34)	(0.34)	–	$8.43	7.19%		$181,466,310	0.87%	2.11%	0.87%	52.06%
Period Ended October 31, 2014 (g)(h)	$8.42	0.03	(0.23)	(0.20)	–	–	–	$8.22	(2.38%	)	$169,784,066	0.94%	1.60%	0.94%	31.09%
Year Ended July 31, 2014 (g)	$7.40	0.18	1.02	1.20	(0.18)	(0.18)	–	$8.42	16.42%		$172,401,379	0.90%	2.19%	0.90%	83.79%
Year Ended July 31, 2013 (g)	$6.26	0.16	1.12	1.28	(0.14)	(0.14)	–	$7.40	20.53%		$148,561,732	1.08%	2.24%	1.08%	97.00%
Year Ended July 31, 2012 (g)	$7.47	0.15	(1.16)	(1.01)	(0.20)	(0.20)	–	$6.26	(13.28%	)	$123,438,593	1.17%	2.36%	1.17%	102.00%
Year Ended July 31, 2011 (g)	$6.34	0.13	1.15	1.28	(0.15)	(0.15)	–	$7.47	20.39%		$150,887,844	1.27%	1.87%	1.27%	95.00%
Year Ended July 31, 2010 (g)	$6.00	0.10	0.40	0.50	(0.16)	(0.16)	–	$6.34	8.31%		$133,320,908	1.28%	1.60%	1.28%	84.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$8.21	0.09	0.47	0.56	(0.34)	(0.34)	–	$8.43	7.28%		$108,847,002	0.93%	2.17%	0.93%	52.06%
Period Ended October 31, 2014 (g)(h)	$8.41	0.03	(0.23)	(0.20)	–	–	–	$8.21	(2.38%	)	$87,137,595	0.97%	1.57%	0.97%	31.09%
Year Ended July 31, 2014 (g)	$7.40	0.17	1.01	1.18	(0.17)	(0.17)	–	$8.41	16.13%		$85,990,498	1.02%	2.12%	1.04%	83.79%
Year Ended July 31, 2013 (g)	$6.26	0.15	1.11	1.26	(0.12)	(0.12)	–	$7.40	20.34%		$60,530,663	1.21%	2.11%	1.33%	97.00%
Year Ended July 31, 2012 (g)	$7.46	0.14	(1.16)	(1.02)	(0.18)	(0.18)	–	$6.26	(13.35%	)	$62,889,462	1.31%	2.21%	1.42%	102.00%
Year Ended July 31, 2011 (g)	$6.33	0.12	1.15	1.27	(0.14)	(0.14)	–	$7.46	20.25%		$93,100,614	1.45%	1.69%	1.52%	95.00%
Year Ended July 31, 2010 (g)	$6.00	0.09	0.39	0.48	(0.15)	(0.15)	–	$6.33	8.03%		$79,236,673	1.44%	1.44%	1.53%	84.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$8.22	0.12	0.43	0.55	(0.34)	(0.34)	–	$8.43	7.20%		$1,781,865	0.87%	2.87%	0.87%	52.06%
Period Ended October 31, 2014 (g)(h)	$8.41	0.03	(0.22)	(0.19)	–	–	–	$8.22	(2.26%	)	$488,602	0.94%	1.60%	0.94%	31.09%
Period Ended July 31, 2014 (g)(j)	$7.91	0.18	0.50	0.68	(0.18)	(0.18)	–	$8.41	8.78%		$565,549	0.86%	2.39%	0.86%	83.79%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Bailard Technology & Science Fund

Asset Allocation†

Common Stocks	99.3%
Other assets in excess of liabilities	0.7%
100.0%

Top Industries††

Semiconductors & Semiconductor Equipment	16.2%
Software	15.5%
Internet Software & Services	14.9%
Information Technology Services	14.6%
Technology Hardware, Storage & Peripherals	14.0%
Communications Equipment	9.7%
Biotechnology	6.4%
Electronic Equipment, Instruments & Components	5.2%
Internet & Catalog Retail	2.4%
Pharmaceuticals	0.8%
Other Industries	0.3%
100.0%

Top Holdings††

Apple, Inc.	7.1%
Microsoft Corp.	3.7%
Facebook, Inc., Class A	3.1%
Google, Inc., Class A	3.0%
QUALCOMM, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Google, Inc., Class C	3.0%
NXP Semiconductors NV	2.6%
Oracle Corp.	2.3%
Cognizant Technology Solutions Corp., Class A	2.2%
Other Holdings	67.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide Bailard Technology & Science Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Technology & Science Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,058.30	6.53	1.28
	Hypothetical	(a)(b)	1,000.00	1,018.45	6.41	1.28
Class C Shares	Actual	(a)	1,000.00	1,054.50	10.14	1.99
	Hypothetical	(a)(b)	1,000.00	1,014.93	9.94	1.99
Class M Shares	Actual	(a)	1,000.00	1,060.10	4.95	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97
Institutional Service Class Shares	Actual	(a)	1,000.00	1,059.90	5.36	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.59	5.26	1.05
Institutional Class Shares	Actual	(a)	1,000.00	1,060.80	4.91	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.03	4.81	0.96

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.3%

	Shares	Market Value

Biotechnology 6.3%
Alexion Pharmaceuticals, Inc.*	2,000	$338,460
Alkermes PLC *	3,000	166,110
Alnylam Pharmaceuticals, Inc.*	1,000	101,870
Amgen, Inc.	3,000	473,730
Biogen, Inc.*	2,000	747,860
BioMarin Pharmaceutical, Inc.*	2,000	224,100
Celgene Corp.*	8,000	864,480
Celldex Therapeutics, Inc.*	7,000	168,000
Enanta Pharmaceuticals, Inc.*	14,000	479,360
Gilead Sciences, Inc.*	6,000	603,060
Ignyta, Inc.*	15,000	133,650
Incyte Corp.*	2,000	194,320
Isis Pharmaceuticals, Inc.*	2,000	113,440
Loxo Oncology, Inc.*	10,000	113,600
Medivation, Inc.*	1,000	120,740
Momenta Pharmaceuticals, Inc.*	15,000	261,750
Regeneron Pharmaceuticals, Inc.*	1,300	594,698
Sage Therapeutics, Inc.*	4,000	212,000
Seattle Genetics, Inc.*	5,000	171,700
Vertex Pharmaceuticals, Inc.*	4,000	493,120
Xencor, Inc.*	11,500	163,530
Zafgen, Inc.*	3,000	93,360

		6,832,938

Communications Equipment 9.6%
Brocade Communications Systems, Inc.	91,490	1,033,837
Cisco Systems, Inc.	111,370	3,210,797
F5 Networks, Inc.*	16,345	1,994,417
Palo Alto Networks, Inc.*	6,070	896,660
QUALCOMM, Inc.	47,755	3,247,340

		10,383,051

Electronic Equipment, Instruments & Components 5.2%
Amphenol Corp., Class A	24,000	1,328,880
Flextronics International Ltd.*	100,280	1,155,727
Rogers Corp.*	12,900	937,959
Sanmina Corp.*	31,545	641,310
TE Connectivity Ltd.	22,905	1,524,328

		5,588,204

Health Care Equipment & Supplies 0.1%
Ocular Therapeutix, Inc.*	4,700	103,165

Information Technology Services 14.5%
Accenture PLC, Class A	19,300	1,788,145
Alliance Data Systems Corp.*	3,910	1,162,482
Amdocs Ltd.	31,200	1,718,184
Automatic Data Processing, Inc.	9,800	828,492
Cognizant Technology Solutions Corp., Class A*	39,915	2,336,624
Computer Sciences Corp.	23,140	1,491,373
Euronet Worldwide, Inc.*	31,000	1,812,880

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Fidelity National Information Services, Inc.	14,900	$931,101
Fiserv, Inc.*	15,600	1,210,560
MasterCard, Inc., Class A	7,300	658,533
Paychex, Inc.	25,200	1,219,428
Visa, Inc., Class A	7,680	507,264

		15,665,066

Internet & Catalog Retail 2.4%
Amazon.com, Inc.*	1,835	773,967
Priceline Group, Inc. (The)*	885	1,095,462
TripAdvisor, Inc.*	8,525	686,177

		2,555,606

Internet Software & Services 14.8%
Akamai Technologies, Inc.*	15,160	1,118,505
Constant Contact, Inc.*	26,600	927,010
eBay, Inc.*	19,085	1,111,892
Facebook, Inc., Class A*	42,765	3,368,599
Google, Inc., Class A*	5,950	3,265,182
Google, Inc., Class C*	5,966	3,205,770
IAC/InterActiveCorp.	12,700	886,714
LogMeIn, Inc.*	15,530	996,715
VeriSign, Inc.*	18,500	1,174,935

		16,055,322

Life Sciences Tools & Services 0.2%
Illumina, Inc.*	1,500	276,375

Pharmaceuticals 0.8%
BioDelivery Sciences International, Inc.*	16,300	131,378
Endocyte, Inc.*	31,000	179,800
Medicines Co. (The)*	8,000	204,880
Mylan NV*	4,500	325,170

		841,228

Semiconductors & Semiconductor Equipment 16.1%
Applied Materials, Inc.	13,700	271,123
Broadcom Corp., Class A	21,965	970,963
Integrated Device Technology, Inc.*	39,000	709,410
Intel Corp.	28,090	914,329
KLA-Tencor Corp.	21,090	1,240,092
Lam Research Corp.	23,390	1,767,816
Linear Technology Corp.	28,360	1,308,247
Micron Technology, Inc.*	79,220	2,228,459
NVIDIA Corp.	60,100	1,333,919
NXP Semiconductors NV*	28,740	2,762,489
Skyworks Solutions, Inc.	5,180	477,855
Synaptics, Inc.*	10,205	864,568
Texas Instruments, Inc.	18,700	1,013,727
Xilinx, Inc.	35,880	1,555,757

		17,418,754

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software 15.4%
Activision Blizzard, Inc.	78,805	$1,797,936
Aspen Technology, Inc.*	30,495	1,353,673
Intuit, Inc.	14,695	1,474,349
Manhattan Associates, Inc.*	26,800	1,408,608
Microsoft Corp.	82,000	3,988,480
NetScout Systems, Inc.*	18,040	741,444
Oracle Corp.	57,895	2,525,380
PTC, Inc.*	24,680	946,231
Rovi Corp. *	29,500	546,045
Salesforce.com, Inc.*	4,835	352,085
Splunk, Inc.*	7,065	468,727
Symantec Corp.	41,605	1,037,005

		16,639,963

Technology Hardware, Storage & Peripherals 13.9%
Apple, Inc.	60,645	7,589,722
EMC Corp.	12,500	336,375
Hewlett-Packard Co.	69,910	2,304,933
NetApp, Inc.	32,020	1,160,725
SanDisk Corp.	4,800	321,312
Seagate Technology PLC	22,200	1,303,584
Western Digital Corp.	20,495	2,003,181

		15,019,832

Total Investments (cost $60,115,876) (a) — 99.3%		107,379,504

Other assets in excess of liabilities — 0.7%		772,401

NET ASSETS — 100.0%		$108,151,905

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund
Assets:
Investments, at value (cost $60,115,876)	$107,379,504
Cash	1,222,424
Dividends receivable	59,325
Receivable for investments sold	100,116
Receivable for capital shares issued	54,105
Prepaid expenses	17,934

Total Assets	108,833,408

Liabilities:
Payable for investments purchased	540,371
Payable for capital shares redeemed	41,661
Accrued expenses and other payables:
Investment advisory fees	67,094
Fund administration fees	9,101
Distribution fees	1,192
Administrative servicing fees	591
Accounting and transfer agent fees	636
Trustee fees	152
Custodian fees	729
Compliance program costs	1,092
Professional fees	14,060
Printing fees	4,803
Other	21

Total Liabilities	681,503

Net Assets	$108,151,905

Represented by:
Capital	$54,397,927
Accumulated distributions in excess of net investment income	(64,408)
Accumulated net realized gains from investments	6,554,758
Net unrealized appreciation/(depreciation) from investments	47,263,628

Net Assets	$108,151,905

Net Assets:
Class A Shares	$3,304,164
Class C Shares	643,986
Class M Shares	102,898,115
Institutional Service Class Shares	1,110,265
Institutional Class Shares	195,375

Total	$108,151,905

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	196,096
Class C Shares	40,496
Class M Shares	5,910,989
Institutional Service Class Shares	63,860
Institutional Class Shares	11,243

Total	6,222,684

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund
Net asset value and redemption price per share (Net assets by class divided by shares out standing by class, respectively):
Class A Shares (a)	$16.85
Class C Shares (b)	$15.90
Class M Shares	$17.41
Institutional Service Class Shares	$17.39
Institutional Class Shares	$17.38
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$17.88

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund
INVESTMENT INCOME:
Dividend income	$855,362
Interest income	740

Total Income	856,102

EXPENSES:
Investment advisory fees	399,427
Fund administration fees	53,397
Distribution fees Class A	3,489
Distribution fees Class C	3,040
Administrative servicing fees Class A	953
Administrative servicing fees Class C	83
Administrative servicing fees Institutional Service Class	426
Registration and filing fees	33,107
Professional fees	13,034
Printing fees	4,257
Trustee fees	1,454
Custodian fees	1,910
Accounting and transfer agent fees	6,210
Other	2,891

Total Expenses	523,678

NET INVESTMENT INCOME	332,424

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,595,945
Net change in unrealized appreciation/(depreciation) from investments	(757,161)

Net realized/unrealized gains from investments	5,838,784

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,171,208

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$332,424	$19,933	$161,696
Net realized gains from investments	6,595,945	3,639,401	11,482,923
Net change in unrealized appreciation/(depreciation) from investments	(757,161)	2,587,718	8,574,027

Change in net assets resulting from operations	6,171,208	6,247,052	20,218,646

Distributions to Shareholders From:
Net investment income:
Class A	(2,511)	–	–
Class C	–	–	–
Class M	(423,265)	–	(201,450)
Institutional Service Class (b)	(2,648)	–	(708)
Institutional Class	(397)	–	(22	)(c)
Net realized gains:
Class A	(218,994)	–	–
Class C	(55,864)	–	–
Class M	(8,813,871)	–	–
Institutional Service Class (b)	(97,483)	–	–
Institutional Class	(8,216)	–	–	(c)

Change in net assets from shareholder distributions	(9,623,249)	–	(202,180)

Change in net assets from capital transactions	5,555,136	(1,000,954)	(9,275,092)

Change in net assets	2,103,095	5,246,098	10,741,374

Net Assets:
Beginning of period	106,048,810	100,802,712	90,061,338

End of period	$108,151,905	$106,048,810	$100,802,712

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(64,408)	$31,989	$12,056

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$1,010,059	$265,712	$768,454
Dividends reinvested	197,136	–	–
Cost of shares redeemed	(285,741)	(142,843)	(385,966)

Total Class A Shares	921,454	122,869	382,488

Class C Shares (Note 12)
Proceeds from shares issued	74,949	72,706	168,980
Dividends reinvested	52,652	–	–
Cost of shares redeemed	(26,138)	(34,931)	(146,592)

Total Class C Shares	101,463	37,775	22,388

Class M Shares (Note 12)
Proceeds from shares issued	3,534,225	1,722,767	6,941,409
Dividends reinvested	8,702,442	–	186,718
Cost of shares redeemed	(7,807,986)	(2,772,016)	(16,278,607)

Total Class M Shares	4,428,681	(1,049,249)	(9,150,480)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 12) (b)
Proceeds from shares issued	$60,700	$–	$7,801
Dividends reinvested	94,168	–	708
Cost of shares redeemed	(124,162)	(152,297)	(613,263)

Total Institutional Service Class Shares	30,706	(152,297)	(604,754)

Institutional Class Shares
Proceeds from shares issued	614,537	40,113	105,496	(c)
Dividends reinvested	8,613	–	22	(c)
Cost of shares redeemed	(550,318)	(165)	(30,252	)(c)

Total Institutional Class Shares	72,832	39,948	75,266	(c)

Change in net assets from capital transactions	$5,555,136	$(1,000,954)	$(9,275,092)

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	60,859	15,531	50,026
Reinvested	12,596	–	–
Redeemed	(17,110)	(8,418)	(25,336)

Total Class A Shares	56,345	7,113	24,690

Class C Shares (Note 12)
Issued	4,638	4,486	11,334
Reinvested	3,555	–	–
Redeemed	(1,630)	(2,216)	(9,302)

Total Class C Shares	6,563	2,270	2,032

Class M Shares (Note 12)
Issued	201,239	98,666	446,897
Reinvested	538,851	–	12,236
Redeemed	(453,943)	(157,612)	(1,010,879)

Total Class M Shares	286,147	(58,946)	(551,746)

Institutional Service Class Shares (Note 12) (b)
Issued	3,487	–	551
Reinvested	5,838	–	46
Redeemed	(7,501)	(8,734)	(41,111)
Total Institutional Service Class Shares	1,824	(8,734)	(40,514)
Institutional Class Shares
Issued	35,910	2,351	6,260	(c)
Reinvested	535	–	2	(c)
Redeemed	(32,068)	(10)	(1,737	)(c)

Total Institutional Class Shares	4,377	2,341	4,525	(c)

Total change in shares	355,256	(55,956)	(561,013)

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Technology & Science Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$17.54	0.02	0.88	0.90	(0.02)	(1.57)	(1.59)	$16.85	5.83%	$3,304,164	1.28%	0.20%		1.28%	16.03%
Period Ended October 31, 2014 (g)(h)	$16.53	(0.01)	1.02	1.01	–	–	–	$17.54	6.11%	$2,450,895	1.45%	(0.32%	)	1.46%	7.60%
Year Ended July 31, 2014 (g)	$13.51	(0.03)	3.05	3.02	–	–	–	$16.53	22.35%	$2,192,132	1.37%	(0.23%	)	1.39%	36.99%
Year Ended July 31, 2013 (g)	$11.56	(0.02)	1.97	1.95	–	–	–	$13.51	16.87%	$1,458,286	1.45%	(0.13%	)	1.58%	45.00%
Year Ended July 31, 2012 (g)	$10.98	(0.06)	0.64	0.58	–	–	–	$11.56	5.28%	$1,397,618	1.45%	(0.57%	)	1.60%	11.00%
Year Ended July 31, 2011 (g)	$9.05	(0.06)	1.99	1.93	–	–	–	$10.98	21.33%	$1,973,765	1.45%	(0.61%	)	1.58%	16.00%
Year Ended July 31, 2010 (g)	$7.96	(0.04)	1.13	1.09	–	–	–	$9.05	13.71%	$2,277,231	1.43%	(0.46%	)	1.58%	17.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.68	(0.04)	0.83	0.79	–	(1.57)	(1.57)	$15.90	5.45%	$643,986	1.99%	(0.45%	)	1.99%	16.03%
Period Ended October 31, 2014 (g)(h)	$15.74	(0.04)	0.98	0.94	–	–	–	$16.68	5.97%	$565,917	2.05%	(0.92%	)	2.17%	7.60%
Year Ended July 31, 2014 (g)	$12.95	(0.13)	2.92	2.79	–	–	–	$15.74	21.54%	$498,395	2.05%	(0.90%	)	2.05%	36.99%
Year Ended July 31, 2013 (g)	$11.15	(0.09)	1.89	1.80	–	–	–	$12.95	16.14%	$383,795	2.05%	(0.73%	)	2.08%	45.00%
Year Ended July 31, 2012 (g)	$10.66	(0.12)	0.61	0.49	–	–	–	$11.15	4.60%	$118,946	2.05%	(1.17%	)	2.10%	11.00%
Year Ended July 31, 2011 (g)	$8.84	(0.13)	1.95	1.82	–	–	–	$10.66	20.59%	$271,742	2.05%	(1.21%	)	2.08%	16.00%
Year Ended July 31, 2010 (g)	$7.82	(0.09)	1.11	1.02	–	–	–	$8.84	13.04%	$179,645	2.03%	(1.06%	)	2.08%	17.00%

Class M Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$18.10	0.06	0.90	0.96	(0.08)	(1.57)	(1.65)	$17.41	6.01%	$102,898,115	0.97%	0.64%		0.97%	16.03%
Period Ended October 31, 2014 (g)(h)	$17.04	–	1.06	1.06	–	–	–	$18.10	6.22%	$101,788,290	1.05%	0.09%		1.08%	7.60%
Year Ended July 31, 2014 (g)	$13.90	0.03	3.14	3.17	(0.03)	–	(0.03)	$17.04	22.85%	$96,832,238	0.99%	0.18%		0.99%	36.99%
Year Ended July 31, 2013 (g)	$11.85	0.03	2.02	2.05	–	–	–	$13.90	17.30%	$86,675,286	1.05%	0.27%		1.08%	45.00%
Year Ended July 31, 2012 (g)	$11.21	(0.02)	0.66	0.64	–	–	–	$11.85	5.71%	$76,669,709	1.05%	(0.17%	)	1.10%	11.00%
Year Ended July 31, 2011 (g)	$9.20	(0.02)	2.03	2.01	–	–	–	$11.21	21.85%	$86,181,523	1.05%	(0.21%	)	1.08%	16.00%
Year Ended July 31, 2010 (g)	$8.07	(0.01)	1.15	1.14	(0.01)	–	(0.01)	$9.20	14.04%	$64,408,363	1.03%	(0.06%	)	1.08%	17.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$18.05	0.05	0.90	0.95	(0.04)	(1.57)	(1.61)	$17.39	5.99%	$1,110,265	1.05%	0.60%		1.05%	16.03%
Period Ended October 31, 2014 (g)(h)	$17.00	–	1.05	1.05	–	–	–	$18.05	6.18%	$1,119,698	1.20%	(0.04%	)	1.25%	7.60%
Year Ended July 31, 2014 (g)	$13.87	–	3.14	3.14	(0.01)	–	(0.01)	$17.00	22.63%	$1,203,010	1.17%	0.01%		1.20%	36.99%
Year Ended July 31, 2013 (g)	$11.83	0.02	2.02	2.04	–	–	–	$13.87	17.24%	$1,543,971	1.14%	0.18%		1.33%	45.00%
Year Ended July 31, 2012 (g)	$11.20	(0.03)	0.66	0.63	–	–	–	$11.83	5.63%	$2,767,525	1.11%	(0.23%	)	1.35%	11.00%
Year Ended July 31, 2011 (g)	$9.20	(0.03)	2.03	2.00	–	–	–	$11.20	21.74%	$1,980,407	1.09%	(0.25%	)	1.33%	16.00%
Year Ended July 31, 2010 (g)	$8.07	(0.01)	1.15	1.14	(0.01)	–	(0.01)	$9.20	14.17%	$1,676,367	1.06%	(0.09%	)	1.33%	17.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$18.06	0.01	0.96	0.97	(0.08)	(1.57)	(1.65)	$17.38	6.08%	$195,375	0.96%	0.17%		0.96%	16.03%
Period Ended October 31, 2014 (g)(h)	$17.00	–	1.06	1.06	–	–	–	$18.06	6.24%	$124,010	1.05%	0.05%		1.08%	7.60%
Period Ended July 31, 2014 (g)(j)	$14.53	(0.02)	2.52	2.50	(0.03)	–	(0.03)	$17.00	17.25%	$76,937	0.96%	(0.14%	)	0.96%	36.99%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Geneva Mid Cap Growth Fund

Asset Allocation†

Common Stocks	96.2%
Repurchase Agreement	1.9%
Mutual Fund	0.2%
Other assets in excess of liabilities	1.7%
100.0%

Top Industries††

Software	11.8%
Health Care Equipment & Supplies	10.5%
Specialty Retail	8.7%
Machinery	6.9%
Information Technology Services	6.1%
Textiles, Apparel & Luxury Goods	4.4%
Banks	4.1%
Capital Markets	3.7%
Food Products	3.5%
Professional Services	3.4%
Other Industries*	36.9%
100.0%

Top Holdings††

O’Reilly Automotive, Inc.	3.1%
Tractor Supply Co.	2.9%
Fiserv, Inc.	2.5%
Under Armour, Inc., Class A	2.5%
Amphenol Corp., Class A	2.5%
Cerner Corp.	2.4%
Middleby Corp. (The)	2.3%
Intuit, Inc.	2.3%
Tyler Technologies, Inc.	2.2%
Manhattan Associates, Inc.	2.2%
Other Holdings*	75.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Geneva Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Mid Cap Growth Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,081.40	6.35	1.23
	Hypothetical	(a)(b)	1,000.00	1,018.70	6.16	1.23
Class C Shares	Actual	(a)	1,000.00	1,077.60	9.84	1.91
	Hypothetical	(a)(b)	1,000.00	1,015.32	9.54	1.91
Institutional Service Class Shares	Actual	(a)	1,000.00	1,082.80	4.85	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.13	4.71	0.94
Institutional Class Shares	Actual	(a)	1,000.00	1,083.40	4.08	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.88	3.96	0.79

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 96.2%

	Shares	Market Value

Banks 4.0%
East West Bancorp, Inc.	601,898	$24,431,040
Signature Bank*	174,481	23,396,157

		47,827,197

Capital Markets 3.7%
Affiliated Managers Group, Inc.*	113,290	25,618,268
Raymond James Financial, Inc.	325,846	18,420,074

		44,038,342

Commercial Services & Supplies 3.2%
Copart, Inc.*	560,703	19,944,206
Stericycle, Inc.*	138,841	18,525,554

		38,469,760

Distributors 2.1%
LKQ Corp.*	916,077	24,798,204

Diversified Financial Services 1.9%
Intercontinental Exchange, Inc.	100,189	22,495,436

Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp., Class A	522,080	28,907,570

Food Products 3.4%
Hain Celestial Group, Inc. (The)*	384,096	23,137,943
J.M. Smucker Co. (The)	155,025	17,970,498

		41,108,441

Health Care Equipment & Supplies 10.3%
Align Technology, Inc.*	320,528	18,859,868
C.R. Bard, Inc.	128,840	21,462,167
Cooper Cos., Inc. (The)	124,617	22,190,549
IDEXX Laboratories, Inc.*	92,501	11,596,850
Sirona Dental Systems, Inc.*	223,517	20,731,202
STERIS Corp. (a)	132,363	8,802,140
Varian Medical Systems, Inc.*	219,544	19,506,484

		123,149,260

Health Care Technology 2.4%
Cerner Corp.*	400,280	28,744,107

Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.*	34,012	21,133,016
Panera Bread Co., Class A*	87,356	15,940,723

		37,073,739

Household Products 2.2%
Church & Dwight Co., Inc.	319,662	25,946,965

Industrial Conglomerates 1.5%
Roper Technologies, Inc.	109,355	18,390,230

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 6.0%
Cognizant Technology Solutions Corp., Class A*	423,922	$24,816,394
Fiserv, Inc.*	383,959	29,795,218
Gartner, Inc.*	205,652	17,065,003

		71,676,615

Insurance 1.2%
Brown & Brown, Inc.	435,092	13,901,189

Internet Software & Services 1.5%
CoStar Group, Inc.*	90,188	18,437,133

Leisure Products 1.8%
Polaris Industries, Inc.	160,948	22,043,438

Life Sciences Tools & Services 1.7%
PAREXEL International Corp.*	316,731	20,136,173

Machinery 6.8%
IDEX Corp.	257,723	19,331,802
Middleby Corp. (The)*	271,507	27,514,519
Pall Corp.	110,970	10,799,601
Wabtec Corp.	256,208	24,096,363

		81,742,285

Oil, Gas & Consumable Fuels 2.2%
Concho Resources, Inc.*	110,639	14,013,536
Range Resources Corp.	197,683	12,564,731

		26,578,267

Pharmaceuticals 1.9%
Perrigo Co. PLC	123,082	22,558,469

Professional Services 3.3%
IHS, Inc., Class A*	118,456	14,862,674
Verisk Analytics, Inc., Class A*	329,534	24,728,232

		39,590,906

Road & Rail 3.1%
Genesee & Wyoming, Inc., Class A*	199,700	18,562,115
J.B. Hunt Transport Services, Inc.	216,836	18,908,099

		37,470,214

Software 11.6%
ANSYS, Inc.*	242,012	20,774,310
Intuit, Inc.	267,117	26,799,849
Manhattan Associates, Inc *	496,435	26,092,623
Red Hat, Inc.*	325,631	24,506,989
Tyler Technologies, Inc.*	214,904	26,207,543
Ultimate Software Group, Inc. (The)*	84,790	14,093,794

		138,475,108

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 8.6%
DSW, Inc., Class A	436,129	$15,818,399
O’Reilly Automotive, Inc.*	165,286	36,004,249
Tiffany & Co.	192,474	16,837,626
Tractor Supply Co.	391,786	33,717,103

		102,377,377

Textiles, Apparel & Luxury Goods 4.4%
Carter’s, Inc.	225,965	22,564,865
Under Armour, Inc., Class A*	381,719	29,602,308

		52,167,173

Trading Companies & Distributors 1.9%
Beacon Roofing Supply, Inc.*	254,786	7,572,240
Fastenal Co. (a)	368,366	15,699,759

		23,271,999

Total Common Stocks (cost $847,624,243)		1,151,375,597

Mutual Fund 0.2%
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (b)(c)	2,279,988	2,279,988

Total Mutual Fund (cost $2,279,988)		2,279,988

Repurchase Agreement 1.9%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $22,189,659, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $22,633,408. (c)(d)	$22,189,616	22,189,616

Total Repurchase Agreement (cost $22,189,616)		22,189,616

Total Investments (cost $872,093,847) (e) — 98.3%		1,175,845,201

Other assets in excess of liabilities — 1.7%		20,039,365

NET ASSETS — 100.0%		$1,195,884,566

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $23,963,403.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $24,469,604.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Assets:
Investments, at value (cost $849,904,231)*	$1,153,655,585
Repurchase agreement, at value (cost $22,189,616)	22,189,616

Total Investments, at value (total cost $872,093,847)	1,175,845,201

Cash	20,650,352
Dividends receivable	338,576
Security lending income receivable	1,043
Receivable for investments sold	24,664,524
Receivable for capital shares issued	2,020,270
Prepaid expenses	17,415

Total Assets	1,223,537,381

Liabilities:
Payable for capital shares redeemed	1,608,383
Payable upon return of securities loaned (Note 2)	24,469,604
Accrued expenses and other payables:
Investment advisory fees	699,466
Fund administration fees	34,694
Distribution fees	171,931
Administrative servicing fees	300,717
Accounting and transfer agent fees	108,845
Trustee fees	2,289
Custodian fees	10,938
Compliance program costs (Note 3)	405
Professional fees	20,996
Printing fees	222,225
Other	2,322

Total Liabilities	27,652,815

Net Assets	$1,195,884,566

Represented by:
Capital	$816,610,158
Accumulated distributions in excess of net investment loss	(4,150,349)
Accumulated net realized gains from investments	79,673,403
Net unrealized appreciation/(depreciation) from investments	303,751,354

Net Assets	$1,195,884,566

Net Assets:
Class A Shares	$475,719,808
Class C Shares	85,085,654
Institutional Service Class Shares	615,458,816
Institutional Class Shares	19,620,288

Total	$1,195,884,566

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	17,093,567
Class C Shares	3,487,621
Institutional Service Class Shares	21,681,040
Institutional Class Shares	689,382

Total	42,951,610

*	Includes value of securities on loan of $23,963,403 (Note 2)

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$27.83
Class C Shares (b)	$24.40
Institutional Service Class Shares	$28.39
Institutional Class Shares	$28.46
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$29.53

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$2,965,216
Interest income	19,939
Income from securities lending (Note 2)	5,226

Total Income	2,990,381

EXPENSES:
Investment advisory fees	4,366,919
Fund administration fees	197,919
Distribution fees Class A	592,640
Distribution fees Class C	456,599
Administrative servicing fees Class A	426,438
Administrative servicing fees Class C	48,699
Administrative servicing fees Institutional Service Class	483,289
Registration and filing fees	49,296
Professional fees	28,286
Printing fees	170,059
Trustee fees	17,791
Custodian fees	25,056
Accounting and transfer agent fees	249,239
Compliance program costs	2,388
Other	26,112

Total Expenses	7,140,730

NET INVESTMENT LOSS	(4,150,349)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	80,715,211
Net change in unrealized appreciation/(depreciation) from investments	26,243,070

Net realized/unrealized gains from investments	106,958,281

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$102,807,932

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment loss	$(4,150,349)	$(2,179,132)	$(10,347,703)
Net realized gains from investments	80,715,211	72,074,032	108,159,253
Net change in unrealized appreciation/(depreciation) from investments	26,243,070	(3,339,934)	2,946,762

Change in net assets resulting from operations	102,807,932	66,554,966	100,758,312

Distributions to Shareholders From:
Net realized gains:
Class A	(64,241,063)	–	(25,361,042)
Class B (b)	–	–	–
Class C	(14,113,684)	–	(5,688,359)
Institutional Service Class (c)	(100,635,198)	–	(46,021,008)
Institutional Class	(765,378)	–	(515	)(d)

Change in net assets from shareholder distributions	(179,755,323)	–	(77,070,924)

Change in net assets from capital transactions	(61,159,769)	(235,211,307)	86,503,149

Change in net assets	(138,107,160)	(168,656,341)	110,190,537

Net Assets:
Beginning of period	1,333,991,726	1,502,648,067	1,392,457,530

End of period	$1,195,884,566	$1,333,991,726	$1,502,648,067

Accumulated distributions in excess of net investment income at end of period	$(4,150,349)	$–	$(5,426,589)

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$39,602,365	$26,007,935	$104,894,746
Proceeds from shares issued from class conversion	–	–	2,015,421
Dividends reinvested	62,654,349	–	24,126,492
Cost of shares redeemed	(80,881,962)	(43,716,204)	(138,009,148)

Total Class A Shares	21,374,752	(17,708,269)	(6,972,489)

Class B Shares (Note 12) (b)
Proceeds from shares issued	–	–	1,748
Dividends reinvested	–	–	–
Cost of shares redeemed in class conversion	–	–	(2,015,421)
Cost of shares redeemed	–	–	(311,700)

Total Class B Shares	–	–	(2,325,373)

Class C Shares (Note 12)
Proceeds from shares issued	3,798,443	1,608,445	14,028,000
Dividends reinvested	13,368,847	–	5,132,718
Cost of shares redeemed	(18,455,455)	(7,632,704)	(21,009,450)

Total Class C Shares	(1,288,165)	(6,024,259)	(1,848,732)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 12) (c)
Proceeds from shares issued	$73,259,126	$50,829,385	$316,755,456
Dividends reinvested	97,616,208	–	37,689,226
Cost of shares redeemed	(269,807,005)	(251,516,428)	(268,631,619)

Total Institutional Service Class Shares	(98,931,671)	(200,687,043)	85,813,063

Institutional Class Shares
Proceeds from shares issued	17,631,626	259,761	11,932,537	(d)
Dividends reinvested	739,384	–	515	(d)
Cost of shares redeemed	(685,695)	(11,051,497)	(96,372	)(d)

Total Institutional Class Shares	17,685,315	(10,791,736)	11,836,680	(d)

Change in net assets from capital transactions	$(61,159,769)	$(235,211,307)	$86,503,149

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	1,422,517	902,197	3,623,353
Issued in class conversion	–	–	69,832
Reinvested	2,456,070	–	855,229
Redeemed	(2,886,365)	(1,510,257)	(4,767,055)

Total Class A Shares	992,222	(608,060)	(218,641)

Class B Shares (Note 12) (b)
Issued	–	–	70
Reinvested	–	–	–
Redeemed in class conversion	–	–	(77,898)
Redeemed	–	–	(12,147)

Total Class B Shares	–	–	(89,975)

Class C Shares (Note 12)
Issued	156,468	62,285	536,623
Reinvested	596,291	–	201,837
Redeemed	(756,743)	(294,920)	(804,161)

Total Class C Shares	(3,984)	(232,635)	(65,701)

Institutional Service Class Shares (Note 12) (c)
Issued	2,597,002	1,735,911	10,856,454
Reinvested	3,754,470	–	1,318,728
Redeemed	(9,629,812)	(8,559,034)	(9,188,510)

Total Institutional Service Class Shares	(3,278,340)	(6,823,123)	2,986,672

Institutional Class Shares
Issued	631,644	8,914	418,599	(d)
Reinvested	28,383	–	18	(d)
Redeemed	(24,195)	(370,681)	(3,300	)(d)
Total Institutional Class Shares	635,832	(361,767)	415,317	(d)

Total change in shares	(1,654,270)	(8,025,585)	3,027,672

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Mid Cap Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$29.88	(0.11)	2.17	2.06	(4.11)	(4.11)	$27.83	8.14%	$475,719,808	1.23%	(0.76)%	1.23%	7.29%
Period Ended October 31, 2014 (g)(h)	$28.50	(0.06)	1.44	1.38	–	–	$29.88	4.84%	$481,151,390	1.26%	(0.81)%	1.26%	5.12%
Year Ended July 31, 2014 (g)	$28.09	(0.24)	2.18	1.94	(1.53)	(1.53)	$28.50	6.96%	$476,141,617	1.25%	(0.81)%	1.26%	32.13%
Year Ended July 31, 2013 (g)	$23.26	(0.20)	5.46	5.26	(0.43)	(0.43)	$28.09	22.96%	$475,430,830	1.38%	(0.79)%	1.45%	26.00%
Year Ended July 31, 2012 (g)	$22.71	(0.20)	1.20	1.00	(0.45)	(0.45)	$23.26	4.46%	$346,311,494	1.38%	(0.88)%	1.51%	17.00%
Year Ended July 31, 2011 (g)	$17.92	(0.20)	5.02	4.82	(0.03)	(0.03)	$22.71	26.82%	$195,872,031	1.38%	(0.92)%	1.54%	23.00%
Year Ended July 31, 2010 (g)	$15.03	(0.15)	3.04	2.89	–	–	$17.92	19.22%	$176,923,831	1.38%	(0.90)%	1.57%	26.00%

Class C Shares
Six Months Ended April 30, 2015 (g)( Unaudited)	$26.79	(0.18)	1.90	1.72	(4.11)	(4.11)	$24.40	7.76%	$85,085,654	1.91%	(1.44)%	1.91%	7.29%
Period Ended October 31, 2014 (g)(h)	$25.59	(0.10)	1.30	1.20	–	–	$26.79	4.69%	$93,527,500	1.92%	(1.47)%	1.92%	5.12%
Year Ended July 31, 2014 (g)	$25.52	(0.37)	1.97	1.60	(1.53)	(1.53)	$25.59	6.30%	$95,287,969	1.87%	(1.43)%	1.87%	32.13%
Year Ended July 31, 2013 (g)	$21.29	(0.32)	4.98	4.66	(0.43)	(0.43)	$25.52	22.26%	$96,702,988	1.98%	(1.39)%	1.95%	26.00%
Year Ended July 31, 2012 (g)	$20.96	(0.32)	1.10	0.78	(0.45)	(0.45)	$21.29	3.77%	$67,244,463	1.98%	(1.48)%	2.01%	17.00%
Year Ended July 31, 2011 (g)	$16.64	(0.31)	4.66	4.35	(0.03)	(0.03)	$20.96	26.14%	$32,580,381	1.98%	(1.52)%	2.04%	23.00%
Year Ended July 31, 2010 (g)	$14.04	(0.24)	2.84	2.60	–	–	$16.64	18.52%	$18,896,175	1.98%	(1.50)%	2.07%	26.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$30.36	(0.07)	2.21	2.14	(4.11)	(4.11)	$28.39	8.28%	$615,458,816	0.94%	(0.47)%	0.94%	7.29%
Period Ended October 31, 2014 (g)(h)	$28.92	(0.03)	1.47	1.44	–	–	$30.36	4.98%	$757,684,581	0.89%	(0.43)%	0.89%	5.12%
Year Ended July 31, 2014 (g)	$28.41	(0.16)	2.20	2.04	(1.53)	(1.53)	$28.92	7.24%	$919,189,168	0.98%	(0.54)%	0.99%	32.13%
Year Ended July 31, 2013 (g)	$23.46	(0.14)	5.52	5.38	(0.43)	(0.43)	$28.41	23.28%	$818,056,645	1.13%	(0.54)%	1.02%	26.00%
Year Ended July 31, 2012 (g)	$22.85	(0.15)	1.21	1.06	(0.45)	(0.45)	$23.46	4.70%	$431,911,298	1.13%	(0.63)%	1.26%	17.00%
Year Ended July 31, 2011 (g)	$17.98	(0.15)	5.05	4.90	(0.03)	(0.03)	$22.85	27.25%	$215,698,880	1.13%	(0.67)%	1.29%	23.00%
Year Ended July 31, 2010 (g)	$15.04	(0.11)	3.05	2.94	–	–	$17.98	19.55%	$19,588,342	1.11%	(0.63)%	1.32%	26.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$30.41	(0.04)	2.20	2.16	(4.11)	(4.11)	$28.46	8.34%	$19,620,288	0.79%	(0.31)%	0.79%	7.29%
Period Ended October 31, 2014 (g)(h)	$28.96	(0.03)	1.48	1.45	–	–	$30.41	5.01%	$1,628,255	0.84%	(0.38)%	0.84%	5.12%
Period Ended July 31, 2014 (g)(j)	$29.70	(0.08)	0.87	0.79	(1.53)	(1.53)	$28.96	2.72%	$12,029,313	0.80%	(0.31)%	0.80%	32.13%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Geneva Small Cap Growth Fund

Asset Allocation†

Common Stocks	96.7%
Repurchase Agreement	1.3%
Mutual Fund	0.1%
Other assets in excess of liabilities	1.9%
100.0%

Top Industries††

Software	12.8%
Machinery	10.2%
Health Care Equipment & Supplies	9.1%
Banks	4.9%
Specialty Retail	4.8%
Life Sciences Tools & Services	4.7%
Chemicals	4.0%
Food Products	3.6%
Diversified Financial Services	3.4%
Commercial Services & Supplies	3.3%
Other Industries*	39.2%
100.0%

Top Holdings††

MarketAxess Holdings, Inc.	3.4%
Tyler Technologies, Inc.	3.1%
Middleby Corp. (The)	3.1%
Acuity Brands, Inc.	3.0%
ABIOMED, Inc.	3.0%
Bank of the Ozarks, Inc.	3.0%
Ultimate Software Group, Inc. (The)	2.7%
Monro Muffler Brake, Inc.	2.6%
PAREXEL International Corp.	2.5%
Cantel Medical Corp.	2.4%
Other Holdings*	71.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Geneva Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Small Cap Growth Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,072.60	8.02	1.56
	Hypothetical	(a)(b)	1,000.00	1,017.06	7.80	1.56
Class C Shares	Actual	(a)	1,000.00	1,069.10	11.39	2.22
	Hypothetical	(a)(b)	1,000.00	1,013.79	11.08	2.22
Institutional Service Class Shares	Actual	(a)	1,000.00	1,074.10	6.63	1.29
	Hypothetical	(a)(b)	1,000.00	1,018.40	6.46	1.29
Institutional Class Shares	Actual	(a)	1,000.00	1,074.50	6.12	1.19
	Hypothetical	(a)(b)	1,000.00	1,018.89	5.96	1.19
(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.7%

	Shares	Market Value

Air Freight & Logistics 1.9%
Echo Global Logistics, Inc.*	63,324	$1,830,064
Hub Group, Inc., Class A*	27,575	1,100,242

		2,930,306

Airlines 2.1%
Allegiant Travel Co.	20,977	3,225,424

Auto Components 1.3%
Dorman Products, Inc.* (a)	43,170	2,021,651

Banks 4.8%
Bank of the Ozarks, Inc.	116,751	4,525,269
Texas Capital Bancshares, Inc.*	55,720	2,934,215

		7,459,484

Capital Markets 1.0%
Affiliated Managers Group, Inc.*	7,065	1,597,608

Chemicals 3.9%
Balchem Corp.	52,278	2,740,413
Sensient Technologies Corp.	50,378	3,292,706

		6,033,119

Commercial Services & Supplies 3.2%
Healthcare Services Group, Inc.	102,263	3,095,501
Team, Inc.*	47,364	1,850,985

		4,946,486

Consumer Finance 1.5%
PRA Group, Inc.*	42,741	2,341,138

Distributors 0.9%
LKQ Corp.*	50,882	1,377,376

Diversified Consumer Services 2.0%
Bright Horizons Family Solutions, Inc.*	60,275	3,030,627

Diversified Financial Services 3.3%
MarketAxess Holdings, Inc.	60,058	5,155,979

Electrical Equipment 3.0%
Acuity Brands, Inc.	27,610	4,609,489

Electronic Equipment, Instruments & Components 1.9%
Cognex Corp.*	64,004	2,873,140

Energy Equipment & Services 1.2%
Dril-Quip, Inc.*	23,161	1,846,395

Food Products 3.5%
J&J Snack Foods Corp.	31,445	3,280,657
TreeHouse Foods, Inc.*	27,429	2,228,880

		5,509,537

Health Care Equipment & Supplies 8.9%
ABIOMED, Inc.*	72,859	4,606,146

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	83,007	$3,717,883
Masimo Corp.*	77,308	2,609,918
Neogen Corp.*	64,866	2,889,132

		13,823,079

Health Care Providers & Services 1.4%
IPC Healthcare, Inc.*	44,321	2,168,183

Health Care Technology 2.1%
Medidata Solutions, Inc.*	60,814	3,249,292

Hotels, Restaurants & Leisure 3.1%
Chuy’s Holdings, Inc.* (a)	69,633	1,575,099
Panera Bread Co., Class A*	8,642	1,576,992
Red Robin Gourmet Burgers, Inc.*	22,914	1,720,612

		4,872,703

Internet Software & Services 2.1%
Envestnet, Inc.*	64,972	3,330,465

Life Sciences Tools & Services 4.6%
Bio-Techne Corp.	35,174	3,375,297
PAREXEL International Corp.*	58,910	3,745,203

		7,120,500

Machinery 10.0%
Barnes Group, Inc.	74,153	2,973,535
Donaldson Co., Inc.	75,227	2,811,233
Middleby Corp. (The)*	46,256	4,687,583
Proto Labs, Inc.*	24,703	1,729,210
RBC Bearings, Inc.	46,039	3,360,387

		15,561,948

Oil, Gas & Consumable Fuels 2.0%
Bonanza Creek Energy, Inc.*	44,427	1,224,408
Gulfport Energy Corp.*	38,727	1,895,299

		3,119,707

Professional Services 2.5%
Advisory Board Co. (The)*	43,136	2,238,327
Exponent, Inc.	17,678	1,566,448

		3,804,775

Road & Rail 2.9%
Genesee & Wyoming, Inc., Class A*	28,145	2,616,078
Marten Transport Ltd.	83,653	1,862,116

		4,478,194

Software 12.5%
Blackbaud, Inc.	53,783	2,717,655
Bottomline Technologies de, Inc.*	73,146	1,957,387
FactSet Research Systems, Inc.	15,309	2,409,484
Fair Isaac Corp.	11,544	1,021,182

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Interactive Intelligence Group, Inc.*	56,077	$2,466,266
Tyler Technologies, Inc.*	38,440	4,687,758
Ultimate Software Group, Inc. (The)*	25,136	4,178,106

		19,437,838

Specialty Retail 4.7%
Hibbett Sports, Inc.*	38,082	1,782,238
Monro Muffler Brake, Inc.	65,294	3,910,458
Vitamin Shoppe, Inc.*	38,223	1,600,779

		7,293,475

Textiles, Apparel & Luxury Goods 1.6%
G-III Apparel Group Ltd.*	21,945	2,439,845

Thrifts & Mortgage Finance 1.6%
BofI Holding, Inc.*	27,896	2,561,132

Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.*	61,140	1,817,081

Total Common Stocks (cost $124,931,672)		150,035,976

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (b)(c)	206,658	206,658

Total Mutual Fund (cost $206,658)		206,658

Repurchase Agreement 1.3%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $2,011,266, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $2,051,488. (c)(d)	$2,011,262	2,011,262

Total Repurchase Agreement (cost $2,011,262)		2,011,262

Total Investments (cost $127,149,592) (e) — 98.1%		152,253,896

Other assets in excess of liabilities —1.9%		3,004,979

NET ASSETS — 100.0%		$155,258,875

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $2,172,594.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $2,217,920.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Assets:
Investments, at value (cost $125,138,330)*	$150,242,634
Repurchase agreement, at value (cost $2,011,262)	2,011,262

Total Investments, at value (total cost $127,149,592)	152,253,896

Cash	5,014,231
Dividends receivable	3,559
Security lending income receivable	415
Receivable for capital shares issued	563,008
Prepaid expenses	6,131

Total Assets	157,841,240

Liabilities:
Payable for capital shares redeemed	143,464
Payable upon return of securities loaned (Note 2)	2,217,920
Accrued expenses and other payables:
Investment advisory fees	128,706
Fund administration fees	9,796
Distribution fees	20,120
Administrative servicing fees	20,583
Accounting and transfer agent fees	3,726
Trustee fees	258
Custodian fees	1,095
Compliance program costs (Note 3)	41
Professional fees	13,870
Printing fees	22,770
Other	16

Total Liabilities	2,582,365

Net Assets	$155,258,875

Represented by:
Capital	$121,685,525
Accumulated distributions in excess of net investment loss	(657,228)
Accumulated net realized gains from investments	9,126,274
Net unrealized appreciation/(depreciation) from investments	25,104,304

Net Assets	$155,258,875

Net Assets:
Class A Shares	$32,422,298
Class C Shares	15,882,275
Institutional Service Class Shares	106,144,489
Institutional Class Shares	809,813

Total	$155,258,875

*	Includes value of securities on loan of $2,172,594 (Note 2)

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	757,587
Class C Shares	386,280
Institutional Service Class Shares	2,436,870
Institutional Class Shares	18,557

Total	3,599,294

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$42.80
Class C Shares (b)	$41.12
Institutional Service Class Shares	$43.56
Institutional Class Shares	$43.64
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$45.41

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$415,430
Interest income	3,528
Income from securities lending (Note 2)	1,483

Total Income	420,441

EXPENSES:
Investment advisory fees	745,198
Fund administration fees	56,962
Distribution fees Class A	39,129
Distribution fees Class C	76,786
Administrative servicing fees Class A	19,621
Administrative servicing fees Class C	7,342
Administrative servicing fees Institutional Service Class	53,338
Registration and filing fees	23,830
Professional fees	13,640
Printing fees	24,510
Trustee fees	2,028
Custodian fees	2,598
Accounting and transfer agent fees	10,879
Compliance program costs (Note 3)	255
Other	6,536

Total expenses before expenses reimbursed	1,082,652

Expenses reimbursed by adviser (Note 3)	(4,983)

Net Expenses	1,077,669

NET INVESTMENT LOSS	(657,228)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,421,371
Net change in unrealized appreciation/(depreciation) from investments	1,318,335

Net realized/unrealized gains from investments	10,739,706

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,082,478

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment loss	$(657,228)	$(431,747)	$(1,446,926)
Net realized gains from investments	9,421,371	1,865,648	8,299,863
Net change in unrealized appreciation/(depreciation) from investments	1,318,335	8,274,130	(6,908,932)

Change in net assets resulting from operations	10,082,478	9,708,031	(55,995)

Distributions to Shareholders From:
Net realized gains:
Class A	(1,872,308)	–	(1,065,380)
Class C	(926,519)	–	(502,214)
Institutional Service Class (b)	(6,004,295)	–	(2,586,446)
Institutional Class	(40,360)	–	(325	)(c)

Change in net assets from shareholder distributions	(8,843,482)	–	(4,154,365)

Change in net assets from capital transactions	(3,872,368)	6,969,663	35,748,830

Change in net assets	(2,633,372)	16,677,694	31,538,470

Net Assets:
Beginning of period	157,892,247	141,214,553	109,676,083

End of period	$155,258,875	$157,892,247	$141,214,553

Accumulated distributions in excess of net investment income at end of period	$(657,228)	$–	$(911,073)

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$3,361,181	$5,808,411	$25,755,368
Dividends reinvested	1,853,096	–	1,038,753
Cost of shares redeemed	(5,056,721)	(3,693,697)	(22,224,052)

Total Class A Shares	157,556	2,114,714	4,570,069

Class C Shares (Note 12)
Proceeds from shares issued	1,622,149	812,268	6,693,233
Dividends reinvested	900,375	–	493,337
Cost of shares redeemed	(2,649,107)	(1,312,584)	(3,128,668)

Total Class C Shares	(126,583)	(500,316)	4,057,902

Institutional Service Class Shares (Note 12) (b)
Proceeds from shares issued	19,451,618	18,897,330	68,410,493
Dividends reinvested	5,296,653	–	2,109,678
Cost of shares redeemed	(28,770,637)	(13,698,336)	(43,907,701)

Total Institutional Service Class Shares	(4,022,366)	5,198,994	26,612,470

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Institutional Class Shares
Proceeds from shares issued	$100,112	$156,326	$517,828	(c)
Dividends reinvested	25,986	–	325	(c)
Cost of shares redeemed	(7,073)	(55)	(9,764	)(c)

Total Institutional Class Shares	119,025	156,271	508,389	(c)

Change in net assets from capital transactions	$(3,872,368)	$6,969,663	$35,748,830

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	79,105	143,820	595,988
Reinvested	48,258	–	24,367
Redeemed	(122,531)	(90,817)	(535,546)

Total Class A Shares	4,832	53,003	84,809

Class C Shares (Note 12)
Issued	40,397	20,666	159,154
Reinvested	24,348	–	11,911
Redeemed	(65,889)	(33,489)	(77,239)

Total Class C Shares	(1,144)	(12,823)	93,826

Institutional Service Class Shares (Note 12) (b)
Issued	456,869	463,027	1,592,850
Reinvested	135,672	–	48,858
Redeemed	(685,374)	(336,539)	(1,042,590)

Total Institutional Service Class Shares	(92,833)	126,488	599,118

Institutional Class Shares
Issued	2,310	3,823	12,169	(c)
Reinvested	664	–	7	(c)
Redeemed	(172)	(1)	(243	)(c)

Total Institutional Class Shares	2,802	3,822	11,933	(c)

Total change in shares	(86,343)	170,490	789,686

Amounts	designated as “-” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Small Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$42.54	(0.21)	3.01	2.80	(2.54)	(2.54)	–	$42.80	7.26%		$32,422,298	1.56%	(1.00%	)	1.56%	13.24%
Period Ended October 31, 2014 (g)(h)	$39.92	(0.13)	2.75	2.62	–	–	–	$42.54	6.56%		$32,021,519	1.62%	(1.29%	)	1.66%	7.48%
Year Ended July 31, 2014 (g)	$40.05	(0.49)	1.76	1.27	(1.40)	(1.40)	–	$39.92	2.94%		$27,931,521	1.59%	(1.15%	)	1.61%	27.16%
Year Ended July 31, 2013 (g)	$31.36	(0.42)	10.63	10.21	(1.52)	(1.52)	–	$40.05	33.86%		$24,629,215	1.62%	(1.21%	)	1.88%	30.00%
Year Ended July 31, 2012 (g)	$30.87	(0.38)	1.80	1.42	(0.93)	(0.93)	–	$31.36	4.69%		$9,925,067	1.62%	(1.26%	)	2.07%	45.00%
Year Ended July 31, 2011 (g)	$24.39	(0.39)	7.90	7.51	(1.03)	(1.03)	–	$30.87	30.90%		$9,000,251	1.62%	(1.30%	)	2.25%	45.00%
Year Ended July 31, 2010 (g)	$20.70	(0.26)	3.95	3.69	–	–	–	$24.39	17.83%		$3,220,168	1.62%	(1.15%	)	2.73%	62.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$41.10	(0.33)	2.89	2.56	(2.54)	(2.54)	–	$41.12	6.91%		$15,882,275	2.22%	(1.66%	)	2.29%	13.24%
Period Ended October 31, 2014 (g)(h)	$38.62	(0.19)	2.67	2.48	–	–	–	$41.10	6.42%		$15,922,693	2.22%	(1.89%	)	2.36%	7.48%
Year Ended July 31, 2014 (g)	$39.04	(0.73)	1.71	0.98	(1.40)	(1.40)	–	$38.62	2.26%		$15,458,648	2.22%	(1.78%	)	2.26%	27.16%
Year Ended July 31, 2013 (g)	$30.78	(0.62)	10.40	9.78	(1.52)	(1.52)	–	$39.04	33.08%		$11,961,250	2.22%	(1.81%	)	2.38%	30.00%
Year Ended July 31, 2012 (g)	$30.49	(0.56)	1.78	1.22	(0.93)	(0.93)	–	$30.78	4.09%		$3,798,576	2.22%	(1.86%	)	2.57%	45.00%
Year Ended July 31, 2011 (g)	$24.23	(0.58)	7.87	7.29	(1.03)	(1.03)	–	$30.49	30.18%		$2,133,507	2.22%	(1.90%	)	2.75%	45.00%
Year Ended July 31, 2010 (g)	$20.69	(0.40)	3.94	3.54	–	–	–	$24.23	17.11%		$259,851	2.22%	(1.75%	)	3.23%	62.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$43.19	(0.15)	3.06	2.91	(2.54)	(2.54)	–	$43.56	7.41%		$106,144,489	1.29%	(0.73%	)	1.29%	13.24%
Period Ended October 31, 2014 (g)(h)	$40.50	(0.11)	2.80	2.69	–	–	–	$43.19	6.64%		$109,266,656	1.37%	(1.04%	)	1.38%	7.48%
Year Ended July 31, 2014 (g)	$40.51	(0.37)	1.76	1.39	(1.40)	(1.40)	–	$40.50	3.21%		$97,340,606	1.30%	(0.86%	)	1.33%	27.16%
Year Ended July 31, 2013 (g)	$31.63	(0.34)	10.74	10.40	(1.52)	(1.52)	–	$40.51	34.18%		$73,085,618	1.36%	(0.95%	)	1.63%	30.00%
Year Ended July 31, 2012 (g)	$31.04	(0.30)	1.82	1.52	(0.93)	(0.93)	–	$31.63	4.99%		$25,370,929	1.35%	(0.99%	)	1.82%	45.00%
Year Ended July 31, 2011 (g)	$24.45	(0.31)	7.93	7.62	(1.03)	(1.03)	–	$31.04	31.28%		$12,477,289	1.35%	(1.03%	)	2.00%	45.00%
Year Ended July 31, 2010 (g)	$20.70	(0.20)	3.95	3.75	–	–	–	$24.45	18.12%		$6,252,291	1.37%	(0.89%	)	2.48%	62.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$43.25	(0.13)	3.06	2.93	(2.54)	(2.54)	–	$43.64	7.45%		$809,813	1.19%	(0.64%	)	1.19%	13.24%
Period Ended October 31, 2014 (g)(h)	$40.54	(0.09)	2.80	2.71	–	–	–	$43.25	6.68%		$681,379	1.22%	(0.90%	)	1.28%	7.48%
Period Ended July 31, 2014 (g)(j)	$43.05	(0.28)	(0.83)	(1.11)	(1.40)	(1.40)	–	$40.54	(2.79%	)	$483,778	1.18%	(0.77%	)	1.18%	27.16%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Balanced Fund

Asset Allocation†

Common Stocks	62.0%
Corporate Bonds	23.3%
U.S. Government Mortgage Backed Agencies	5.0%
Asset-Backed Securities	2.3%
Commercial Mortgage Backed Securities	2.2%
Municipal Bonds	1.8%
U.S. Treasury Notes	1.4%
Collateralized Mortgage Obligations	0.4%
Bank Loans	0.1%
Other assets in excess of liabilities	1.5%
100.0%

Top Industries††

Banks	11.3%
Oil, Gas & Consumable Fuels	5.7%
Pharmaceuticals	5.3%
Food & Staples Retailing	4.1%
Hotels, Restaurants & Leisure	3.6%
Software	3.3%
Internet Software & Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Chemicals	3.0%
Specialty Retail	2.7%
Other Industries	54.6%
100.0%

Top Holdings††

Wells Fargo & Co.	3.3%
U.S. Bancorp	2.1%
Ecolab, Inc.	2.0%
Danaher Corp.	1.9%
Apple, Inc.	1.8%
Microsoft Corp.	1.7%
Walgreens Boots Alliance, Inc.	1.6%
American Tower Corp.	1.4%
Equifax, Inc.	1.4%
J.B. Hunt Transport Services, Inc.	1.4%
Other Holdings	81.4%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide HighMark Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Balanced Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,035.80	6.26	1.24
	Hypothetical	(a)(b)	1,000.00	1,018.65	6.21	1.24
Class C Shares	Actual	(a)	1,000.00	1,032.80	9.27	1.84
	Hypothetical	(a)(b)	1,000.00	1,015.67	9.20	1.84
Institutional Service Class Shares	Actual	(a)	1,000.00	1,036.70	5.00	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.89	4.96	0.99
Institutional Class Shares	Actual	(a)	1,000.00	1,038.00	4.24	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

Common Stocks 62.0%

	Shares	Market Value

Aerospace & Defense 0.9%
Honeywell International, Inc.	1,902	$191,950

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	860	86,456

Banks 6.2%
Citigroup, Inc.	3,507	186,993
U.S. Bancorp	9,871	423,170
Wells Fargo & Co.	11,830	651,833

		1,261,996

Beverages 0.6%
Anheuser-Busch InBev NV ADR-BE	1,076	129,163

Biotechnology 2.6%
Amgen, Inc.	1,090	172,122
Celgene Corp.*	884	95,525
Gilead Sciences, Inc.*	2,598	261,125

		528,772

Capital Markets 1.0%
Charles Schwab Corp. (The)	6,389	194,865

Chemicals 2.7%
Ecolab, Inc.	3,534	395,737
International Flavors & Fragrances, Inc.	1,245	142,864

		538,601

Commercial Services & Supplies 0.8%
Stericycle, Inc.*	1,228	163,852

Electric Utilities 0.6%
ITC Holdings Corp.	3,461	124,596

Electronic Equipment, Instruments & Components 0.6%
FEI Co.	1,742	131,451

Energy Equipment & Services 1.2%
Halliburton Co.	2,441	119,487
Schlumberger Ltd.	1,250	118,262

		237,749

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	1,372	196,265
Walgreens Boots Alliance, Inc.	3,868	320,773

		517,038

Food Products 0.5%
Mondelez International, Inc., Class A	2,763	106,016

Health Care Equipment & Supplies 0.9%
Medtronic PLC	2,423	180,392

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 3.5%
Cheesecake Factory, Inc. (The)	2,600	$130,338
Marriott International, Inc., Class A	2,251	180,193
Starbucks Corp.	5,284	261,981
Yum! Brands, Inc.	1,617	138,997

		711,509

Household Products 0.6%
Procter & Gamble Co. (The)	1,419	112,825

Industrial Conglomerates 1.9%
Danaher Corp.	4,690	384,017

Information Technology Services 0.8%
MasterCard, Inc., Class A	710	64,049
Visa, Inc., Class A	1,363	90,026

		154,075

Insurance 0.9%
Arch Capital Group Ltd.*	3,115	189,018

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	168	70,859
Priceline Group, Inc. (The)*	107	132,446

		203,305

Internet Software & Services 3.2%
Equinix, Inc.	915	234,176
Facebook, Inc., Class A*	2,205	173,688
Google, Inc., Class A*	445	241,802

		649,666

Life Sciences Tools & Services 1.0%
Quintiles Transnational Holdings, Inc.*	3,005	197,969

Machinery 0.8%
Pall Corp.	1,710	166,417

Media 0.8%
Twenty-First Century Fox, Inc., Class A	5,021	171,116

Multiline Retail 0.8%
Dollar Tree, Inc.*	2,147	164,052

Oil, Gas & Consumable Fuels 3.5%
Anadarko Petroleum Corp.	1,298	122,142
Chevron Corp.	627	69,634
EOG Resources, Inc.	1,820	180,089
Exxon Mobil Corp.	1,626	142,064
Imperial Oil Ltd.	4,351	192,010

		705,939

Pharmaceuticals 4.5%
Actavis PLC*	635	179,616
Bristol-Myers Squibb Co.	2,113	134,661

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Johnson & Johnson	566	$56,147
Merck & Co., Inc.	3,070	182,849
Pfizer, Inc.	3,834	130,088
Roche Holding AG ADR-CH	6,093	218,617

		901,978

Professional Services 2.5%
Equifax, Inc.	2,869	278,092
Verisk Analytics, Inc., Class A*	2,960	222,119

		500,211

Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	3,000	283,590

Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	3,167	276,162

Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.	669	41,371
Linear Technology Corp.	5,689	262,434

		303,805

Software 3.3%
Adobe Systems, Inc.*	2,364	179,806
ANSYS, Inc.*	1,680	144,211
Microsoft Corp.	6,874	334,351

		658,368

Specialty Retail 2.6%
Home Depot, Inc. (The)	2,438	260,817
Ross Stores, Inc.	1,114	110,152
TJX Cos., Inc. (The)	2,497	161,157

		532,126

Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	2,832	354,425
Electronics For Imaging, Inc.*	3,866	161,328

		515,753

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	1,963	194,023

Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	769	191,043

Total Common Stocks (cost $9,961,879)		12,559,864

Asset-Backed Securities 2.3%

	Principal Amount	Market Value

Automobiles 1.4%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.48%, 01/15/21 (a)(b)	$24,403	$24,359
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (b)	125,000	128,240
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	23,652	23,645
Series 2014-2, Class A2, 1.05%, 03/20/20 (b)	100,000	100,091

		276,335

Credit Card 0.6%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	130,000	130,613

Other 0.2%
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	41,250	41,472

Student Loan 0.1%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.18%, 10/15/24 (a)(b)	26,316	26,405

Total Asset-Backed Securities (cost $474,073)		474,825

Bank Loans 0.1%
HJ Heinz Co., Term B-1 Loan, 2.53%, 06/07/19	21,663	21,679

Total Bank Loans (cost $21,577)		21,679

Collateralized Mortgage Obligations 0.4%
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	19,636	20,056
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	14,728	14,910
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	34,839	33,632

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	$7,908	$7,918

Total Collateralized Mortgage Obligations (cost $77,260)		76,516

Commercial Mortgage Backed Securities 2.2%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46 (b)	191,451	194,345
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A1 1.23%, 11/15/45	75,516	75,678
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1 1.31%, 08/15/46	170,546	171,392

Total Commercial Mortgage Backed Securities (cost $443,707)		441,415

Corporate Bonds 23.3%
Aerospace & Defense 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	75,000	77,675

Airlines 1.1%
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27	30,000	30,413
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	79,929	85,723
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	95,969	104,606

		220,742

Automobiles 0.8%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	75,000	86,597
General Motors Co., 3.50%, 10/02/18	75,000	77,177

		163,774

Banks 5.0%
Bank of America Corp., 4.00%, 04/01/24	125,000	130,906
BB&T Corp., 2.45%, 01/15/20	120,000	121,345

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Capital One Financial Corp., 1.00%, 11/06/15	$25,000	$25,029
Capital One NA, 2.95%, 07/23/21	90,000	90,590
Citigroup, Inc., 3.88%, 10/25/23	125,000	130,031
Fifth Third Bank, 1.45%, 02/28/18	105,000	104,729
First Republic Bank, 2.38%, 06/17/19	50,000	50,485
JPMorgan Chase & Co., 3.20%, 01/25/23	100,000	100,536
KeyBank NA, 2.25%, 03/16/20	100,000	100,352
PNC Bank NA, 2.25%, 07/02/19	50,000	50,609
Royal Bank of Canada, 2.15%, 03/15/19	100,000	101,186

		1,005,798

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	125,000	14,375

Chemicals 0.3%
Dow Chemical Co. (The), 4.38%, 11/15/42	63,000	61,854

Consumer Finance 0.4%
American Express Co., 7.00%, 03/19/18	80,000	91,923

Diversified Financial Services 0.4%
KE Export Leasing LLC, Series 2011-II, 0.52%, 05/19/24 (a)	85,522	85,372

Diversified Telecommunication Services 1.2%
AT&T, Inc., 3.40%, 05/15/25	50,000	49,472
Verizon Communications, Inc., 5.15%, 09/15/23	75,000	84,649
Verizon Maryland LLC, 8.00%, 10/15/29	35,000	46,753
Verizon New England, Inc., 7.88%, 11/15/29	50,000	63,573

		244,447

Electric Utilities 0.4%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	80,000	84,456

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 1.5%
CVS Caremark Corp., 2.75%, 12/01/22	$75,000	$75,219
Kroger Co. (The), 3.40%, 04/15/22	100,000	102,923
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	100,000	102,516
4.80%, 11/18/44	20,000	20,733

		301,391

Food Products 0.3%
WM Wrigley Jr Co., 2.40%, 10/21/18 (b)	60,000	61,296

Gas Utilities 1.3%
Enterprise Products Operating LLC, 3.90%, 02/15/24	60,000	61,864
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	40,000	40,577
Kinder Morgan, Inc., 7.80%, 08/01/31	45,000	53,977
Magellan Midstream Partners LP, 6.55%, 07/15/19	100,000	117,103

		273,521

Health Care Providers & Services 1.3%
Becton, Dickinson and Co. 2.68%, 12/15/19	100,000	101,971
3.73%, 12/15/24	25,000	25,815
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	85,000	84,679
Quest Diagnostics, Inc., 3.50%, 03/30/25	60,000	59,472

		271,937

Household Products 0.6%
Clorox Co. (The), 3.05%, 09/15/22	125,000	125,830

Information Technology Services 0.6%
International Business Machines Corp., 6.50%, 01/15/28	50,000	65,230
Xerox Corp., 2.95%, 03/15/17	50,000	51,401

		116,631

Media 1.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	55,000	58,049
TCI Communications, Inc., 7.13%, 02/15/28	100,000	135,033
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	50,000	61,343

		254,425

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 0.1%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	$25,000	$28,682

Multiline Retail 0.7%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	125,000	136,250

Oil, Gas & Consumable Fuels 2.2%
BP Capital Markets PLC, 2.32%, 02/13/20	100,000	101,368
Cimarex Energy Co. 5.88%, 05/01/22	75,000	79,687
4.38%, 06/01/24	75,000	75,938
ConocoPhillips, 6.50%, 02/01/39	35,000	46,283
ConocoPhillips Co., 3.35%, 11/15/24	40,000	40,815
Ensco PLC 4.50%, 10/01/24	60,000	59,112
5.20%, 03/15/25	15,000	15,462
Petrobras Global Finance BV, 3.25%, 03/17/17	25,000	24,535

		443,200

Paper & Forest Products 0.8%
Georgia-Pacific LLC, 8.00%, 01/15/24	100,000	132,538
Masco Corp., 4.45%, 04/01/25	20,000	20,650

		153,188

Pharmaceuticals 0.8%
Mylan, Inc., 7.88%, 07/15/20 (b)	160,000	167,537

Real Estate Investment Trusts (REITs) 1.0%
Boston Properties LP, 4.13%, 05/15/21	100,000	108,014
ERP Operating LP 2.38%, 07/01/19	60,000	60,681
4.63%, 12/15/21	25,000	27,762

		196,457

Road & Rail 0.2%
United Rentals North America, Inc., 4.63%, 07/15/23	50,000	50,688

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.38%, 09/15/21	90,000	96,481

Total Corporate Bonds (cost $4,687,404)		4,727,930

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Municipal Bonds 1.8%

	Principal Amount	Market Value

California 1.8%
California State, GO, 6.20%, 10/01/19	$100,000	$117,863
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	50,000	71,358
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	150,000	180,090

Total Municipal Bonds (cost $322,958)		369,311

U.S. Government Mortgage Backed Agencies 5.0%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11401 6.00%, 09/01/17	6,994	7,253
Pool# B14038 4.50%, 05/01/19	5,184	5,437
Pool# G11769 5.00%, 10/01/20	4,462	4,748
Pool# G13201 4.50%, 07/01/23	8,616	9,232
Pool# G13868 4.50%, 07/01/25	74,305	80,036
Pool# V60563 3.00%, 06/01/29	200,276	211,024
Federal National Mortgage Association Pool
Pool# 254196 6.00%, 02/01/17	7,521	7,759
Pool# 254546 5.50%, 12/01/17	9,240	9,689
Pool# 254919 4.00%, 09/01/18	3,154	3,328
Pool# 555872 5.00%, 11/01/18	1,614	1,698
Pool# 725168 4.50%, 02/01/19	13,805	14,474
Pool# 725414 4.50%, 05/01/19	35,473	37,193
Pool# 311811 8.00%, 05/01/25	8,576	8,873
Pool# AE3066 3.50%, 09/01/25	41,560	44,174
Pool# AE0552 5.00%, 09/01/25	21,991	24,019
Pool# 364588 7.00%, 07/01/26	8,444	9,378
Pool# AB5710 2.50%, 07/01/27	170,809	175,549
Pool# 251335 7.00%, 12/01/27	5,753	6,877

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Pool# 251477 6.50%, 01/01/28	$4,266	$4,915
Pool# 412654 6.00%, 03/01/28	1,985	2,265
Pool# AB8993 2.50%, 04/01/28	222,280	228,328
Pool# 725205 5.00%, 03/01/34	33,632	37,649
Government National Mortgage Association I Pool	5,137	5,712
Pool# 421686 7.00%, 02/15/26
Pool# 412334 7.00%, 10/15/27	7,974	9,231
Pool# 403847 6.50%, 05/15/28	7,974	9,198
Pool# 497505 6.50%, 01/15/29	3,573	4,121
Pool# 462109 7.00%, 03/15/29	12,623	14,216
Pool# 506487 6.00%, 04/15/29	24,934	28,378

Total U.S. Government Mortgage Backed Agencies (cost $971,859)		1,004,754

U.S. Treasury Notes 1.4%
U.S. Treasury Notes 1.38%, 05/31/20	100,000	99,539
2.00%, 02/15/25	75,000	74,695
2.13%, 06/30/21	100,000	102,469

Total U.S. Treasury Notes (cost $277,240)		276,703

Total Investments (cost $17,237,957) (c) — 98.5%		19,952,997
Other assets in excess of liabilities — 1.5%		305,581

NET ASSETS — 100.0%		$20,258,578

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund (Continued)

Board of Trustees. The aggregate value of these securities at April 30, 2015 was $767,390 which represents 3.79% of net assets.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

BE	Belgium

BV	Private Limited Liability Company

CH	Switzerland

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund
Assets:
Investments, at value (cost $17,237,957)	$19,952,997
Cash	338,604
Interest and dividends receivable	61,207
Receivable for capital shares issued	435
Receivable for investment advisory fees	2,000
Prepaid expenses	3,938

Total Assets	20,359,181

Liabilities:
Payable for investments purchased	49,996
Payable for capital shares redeemed	3,623
Accrued expenses and other payables:
Fund administration fees	7,880
Distribution fees	6,640
Administrative servicing fees	3,799
Accounting and transfer agent fees	2,818
Trustee fees	17
Custodian fees	237
Compliance program costs (Note 3)	834
Professional fees	19,823
Printing fees	4,910
Other	26

Total Liabilities	100,603

Net Assets	$20,258,578

Represented by:
Capital	$16,592,819
Accumulated undistributed net investment income	14,392
Accumulated net realized gains from investments	936,327
Net unrealized appreciation/(depreciation) from investments	2,715,040

Net Assets	$20,258,578

Net Assets:
Class A Shares	$10,545,497
Class C Shares	5,423,095
Institutional Service Class Shares	4,136,416
Institutional Class Shares	153,570

Total	$20,258,578

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	775,580
Class C Shares	402,541
Institutional Service Class Shares	304,059
Institutional Class Shares	11,225

Total	1,493,405

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.60
Class C Shares (b)	$13.47
Institutional Service Class Shares	$13.60
Institutional Class Shares	$13.68

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.43

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Balanced Fund
INVESTMENT INCOME:
Interest income	$128,188
Dividend income	101,717
Foreign tax withholding	(347)

Total Income	229,558

EXPENSES:
Investment advisory fees	62,731
Fund administration fees	46,209
Distribution fees Class A	13,121
Distribution fees Class C	28,031
Administrative servicing fees Class A	2,278
Administrative servicing fees Class C	2,269
Administrative servicing fees Institutional Service Class	5,883
Registration and filing fees	27,107
Professional fees	18,159
Printing fees	4,626
Trustee fees	319
Custodian fees	412
Accounting and transfer agent fees	7,710
Other	1,679

Total expenses before expenses reimbursed	220,534

Expenses reimbursed by adviser (Note 3)	(80,194)

Net Expenses	140,340

NET INVESTMENT INCOME	89,218

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	948,123
Net change in unrealized appreciation/(depreciation) from investments	(295,385)

Net realized/unrealized gains from investments	652,738

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$741,956

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark Balanced Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$89,218	$53,313	$251,994
Net realized gains from investments	948,123	2,177,966	2,268,257
Net change in unrealized appreciation/(depreciation) from investments	(295,385)	(1,485,138)	(62,445)

Change in net assets resulting from operations	741,956	746,141	2,457,806

Distributions to Shareholders From:
Net investment income:
Class A	(64,685)	(13,818)	(89,216)
Class B (b)	–	–	–
Class C	(18,449)	(1,556)	(11,731)
Institutional Service Class (c)	(36,331)	(20,080)	(143,211)
Institutional Class	(593)	(121)	(234	) (d)
Net realized gains:
Class A	(1,707,403)	–	(941,399)
Class B (b)	–	–	–
Class C	(972,721)	–	(415,313)
Institutional Service Class (c)	(807,988)	–	(1,100,257)
Institutional Class	(10,484)	–	(857	) (d)

Change in net assets from shareholder distributions	(3,618,654)	(35,575)	(2,702,218)

Change in net assets from capital transactions	1,437,386	(10,447,222)	(2,067,547)

Change in net assets	(1,439,312)	(9,736,656)	(2,311,959)

Net Assets:
Beginning of period	21,697,890	31,434,546	33,746,505

End of period	$20,258,578	$21,697,890	$31,434,546

Accumulated undistributed net investment income at end of period	$14,392	$45,232	$24,537

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$833,770	$45,354	$1,773,791
Proceeds from shares issued from class conversion	–	–	15,114
Dividends reinvested	1,766,802	13,555	1,013,667
Cost of shares redeemed	(1,164,120)	(766,256)	(3,197,282)

Total Class A Shares	1,436,452	(707,347)	(394,710)

Class B Shares (Note 12)(b)
Proceeds from shares issued	–	–	–
Dividends reinvested	–	–	–
Cost of shares redeemed in class conversion	–	–	(15,114)
Cost of shares redeemed	–	–	(1,289)

Total Class B Shares	–	–	(16,403)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Balanced Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class C Shares (Note 12)
Proceeds from shares issued	$331,367	$357,506	$1,204,118
Dividends reinvested	960,135	1,505	414,088
Cost of shares redeemed	(900,159)	(196,571)	(934,001)

Total Class C Shares	391,343	162,440	684,205

Institutional Service Class Shares (Note 12) (c)
Proceeds from shares issued	458,372	1,224,605	3,598,818
Dividends reinvested	844,319	20,080	1,243,451
Cost of shares redeemed	(1,791,270)	(11,147,151)	(7,244,056)

Total Institutional Service Class Shares	(488,579)	(9,902,466)	(2,401,787)

Institutional Class Shares
Proceeds from shares issued	87,165	30	60,057 (d)
Dividends reinvested	11,077	121	1,091 (d)
Cost of shares redeemed	(72)	–	– (d)

Total Institutional Class Shares	98,170	151	61,148 (d)

Change in net assets from capital transactions	$1,437,386	$(10,447,222)	$(2,067,547)

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	60,558	2,917	115,129
Issued in class conversion	–	–	960
Reinvested	135,235	861	68,764
Redeemed	(82,918)	(48,960)	(206,458)

Total Class A Shares	112,875	(45,182)	(21,605)

Class B Shares (Note 12) (b)
Issued	–	–	–
Reinvested	–	–	–
Redeemed in class conversion	–	–	(964)
Redeemed	–	–	(82)

Total Class B Shares	–	–	(1,046)

Class C Shares (Note 12)
Issued	23,906	23,242	79,278
Reinvested	74,135	96	28,295
Redeemed	(66,659)	(12,689)	(60,251)

Total Class C Shares	31,382	10,649	47,322

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Balanced Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Institutional Service Class Shares (Note 12) (c)
Issued	32,530	78,122	233,244
Reinvested	64,621	1,274	84,116
Redeemed	(126,337)	(702,691)	(457,882)

Total Institutional Service Class Shares	(29,186)	(623,295)	(140,522)

Institutional Class Shares
Issued	6,382	2	3,922	(d)
Reinvested	843	8	73	(d)
Redeemed	(5)	–	–	(d)

Total Institutional Class Shares	7,220	10	3,995	(d)

Total change in shares	122,291	(657,818)	(111,856)

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Balanced Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$15.86	0.07	0.38	0.45	(0.09)	(2.62)	(2.71)	$13.60	3.58%	$10,545,497	1.24%	0.95%	1.91%	18.63%
Period Ended October 31, 2014 (g)(h)	$15.49	0.03	0.36	0.39	(0.02)	–	(0.02)	$15.86	2.52%	$10,507,601	1.24%	0.84%	2.38%	6.59%
Year Ended July 31, 2014 (g)	$15.76	0.12	1.11	1.23	(0.13)	(1.37)	(1.50)	$15.49	8.34%	$10,968,069	1.24%	0.80%	1.72%	51.49%
Year Ended July 31, 2013 (g)	$15.12	0.14	1.12	1.26	(0.16)	(0.46)	(0.62)	$15.76	8.60%	$11,496,106	1.24%	0.87%	1.81%	44.00%
Year Ended July 31, 2012 (g)	$13.90	0.16	1.21	1.37	(0.15)	–	(0.15)	$15.12	9.94%	$6,590,640	1.24%	1.10%	1.88%	46.00%
Year Ended July 31, 2011 (g)	$12.53	0.13	1.43	1.56	(0.19)	–	(0.19)	$13.90	12.50%	$6,341,488	1.24%	0.96%	1.79%	50.00%
Year Ended July 31, 2010 (g)	$11.29	0.19	1.19	1.38	(0.14)	–	(0.14)	$12.53	12.24%	$5,656,999	1.23%	1.56%	1.85%	31.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$15.73	0.02	0.39	0.41	(0.05)	(2.62)	(2.67)	$13.47	3.28%	$5,423,095	1.84%	0.36%	2.70%	18.63%
Period Ended October 31, 2014 (g)(h)	$15.38	0.01	0.34	0.35	–	–	–	$15.73	2.30%	$5,838,907	1.84%	0.24%	3.19%	6.59%
Year Ended July 31, 2014 (g)	$15.66	0.03	1.10	1.13	(0.04)	(1.37)	(1.41)	$15.38	7.69%	$5,544,829	1.84%	0.20%	2.38%	51.49%
Year Ended July 31, 2013 (g)	$15.02	0.04	1.13	1.17	(0.07)	(0.46)	(0.53)	$15.66	8.03%	$4,903,200	1.84%	0.27%	2.31%	44.00%
Year Ended July 31, 2012 (g)	$13.81	0.07	1.21	1.28	(0.07)	–	(0.07)	$15.02	9.27%	$1,330,078	1.84%	0.50%	2.38%	46.00%
Year Ended July 31, 2011 (g)	$12.46	0.05	1.42	1.47	(0.12)	–	(0.12)	$13.81	11.80%	$853,968	1.84%	0.36%	2.29%	50.00%
Year Ended July 31, 2010 (g)	$11.22	0.12	1.18	1.30	(0.06)	–	(0.06)	$12.46	11.61%	$510,316	1.83%	0.96%	2.35%	31.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$15.87	0.08	0.38	0.46	(0.11)	(2.62)	(2.73)	$13.60	3.67%	$4,136,416	0.99%	1.22%	1.87%	18.63%
Period Ended October 31, 2014 (g)(h)	$15.53	0.05	0.35	0.40	(0.06)	–	(0.06)	$15.87	2.58%	$5,287,572	1.00%	1.22%	2.18%	6.59%
Year Ended July 31, 2014 (g)	$15.80	0.16	1.11	1.27	(0.17)	(1.37)	(1.54)	$15.53	8.59%	$14,859,466	0.99%	1.05%	1.54%	51.49%
Year Ended July 31, 2013 (g)	$15.15	0.17	1.13	1.30	(0.20)	(0.45)	(0.65)	$15.80	8.91%	$17,330,766	0.99%	1.12%	1.56%	44.00%
Year Ended July 31, 2012 (g)	$13.93	0.19	1.21	1.40	(0.18)	–	(0.18)	$15.15	10.19%	$16,517,048	0.99%	1.35%	1.63%	46.00%
Year Ended July 31, 2011 (g)	$12.56	0.16	1.43	1.59	(0.22)	–	(0.22)	$13.93	12.72%	$18,267,117	0.99%	1.21%	1.54%	50.00%
Year Ended July 31, 2010 (g)	$11.31	0.22	1.20	1.42	(0.17)	–	(0.17)	$12.56	12.60%	$17,551,594	0.98%	1.81%	1.60%	31.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$15.93	0.09	0.40	0.49	(0.12)	(2.62)	(2.74)	$13.68	3.80%	$153,570	0.84%	1.26%	1.60%	18.63%
Period Ended October 31, 2014 (g)(h)	$15.56	0.05	0.35	0.40	(0.03)	–	(0.03)	$15.93	2.57%	$63,810	0.84%	1.24%	2.11%	6.59%
Period Ended July 31, 2014 (g)(j)	$16.03	0.16	0.90	1.06	(0.16)	(1.37)	(1.53)	$15.56	7.18%	$62,182	0.84%	1.15%	1.30%	51.49%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Large Cap Core Equity Fund

Asset Allocation†

Common Stocks	99.1%
Other assets in excess of liabilities	0.9%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	6.9%
Banks	6.3%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	4.8%
Information Technology Services	4.7%
Software	4.5%
Aerospace & Defense	4.0%
Specialty Retail	3.9%
Biotechnology	3.4%
Hotels, Restaurants & Leisure	3.4%
Other Industries	52.7%
100.0%

Top Holdings††

Wells Fargo & Co.	4.8%
Apple, Inc.	4.2%
Abbott Laboratories	2.7%
Chevron Corp.	2.6%
General Dynamics Corp.	2.5%
Microsoft Corp.	2.5%
General Electric Co.	2.4%
Pfizer, Inc.	2.2%
PPG Industries, Inc.	2.2%
McKesson Corp.	2.1%
Other Holdings	71.8%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide HighMark Large Cap Core Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Large Cap Core Equity Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,040.60	6.17	1.22
	Hypothetical	(a)(b)	1,000.00	1,018.74	6.11	1.22
Class C Shares	Actual	(a)	1,000.00	1,037.50	9.19	1.82
	Hypothetical	(a)(b)	1,000.00	1,015.77	9.10	1.82
Institutional Service Class Shares	Actual	(a)	1,000.00	1,042.40	4.10	0.81
	Hypothetical	(a)(b)	1,000.00	1,020.78	4.06	0.81
Institutional Class Shares	Actual	(a)	1,000.00	1,042.90	4.15	0.82
	Hypothetical	(a)(b)	1,000.00	1,020.73	4.11	0.82

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 4.0%
Boeing Co. (The)	1,070	$153,374
General Dynamics Corp.	10,970	1,506,400
L-3 Communications Holdings, Inc.	7,010	805,519

		2,465,293

Airlines 1.2%
American Airlines Group, Inc.	15,790	762,420

Auto Components 1.5%
Lear Corp.	8,480	941,534

Banks 6.2%
JPMorgan Chase & Co.	11,290	714,206
Regions Financial Corp.	19,740	194,044
Wells Fargo & Co.	53,270	2,935,177

		3,843,427

Beverages 1.7%
Coca-Cola Co. (The)	18,335	743,667
Molson Coors Brewing Co., Class B	4,290	315,358

		1,059,025

Biotechnology 3.4%
Biogen, Inc.*	1,800	673,074
Celgene Corp.*	2,680	289,601
Gilead Sciences, Inc.*	11,330	1,138,778

		2,101,453

Capital Markets 2.4%
Affiliated Managers Group, Inc.*	2,320	524,622
Goldman Sachs Group, Inc. (The)	3,260	640,329
Lazard Ltd., Class A	5,760	305,453

		1,470,404

Chemicals 2.2%
PPG Industries, Inc.	6,010	1,331,576

Commercial Services & Supplies 1.2%
KAR Auction Services, Inc.	12,630	469,962
Waste Connections, Inc.	5,650	267,867

		737,829

Communications Equipment 2.4%
Cisco Systems, Inc.	13,900	400,737
QUALCOMM, Inc.	15,735	1,069,980

		1,470,717

Consumer Finance 1.2%
Discover Financial Services	12,275	711,582

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	2,010	283,832
Voya Financial, Inc.	5,770	244,302

		528,134

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	9,440	$339,462
Verizon Communications, Inc.	4,900	247,156

		586,618

Electric Utilities 0.3%
OGE Energy Corp.	4,995	163,237

Energy Equipment & Services 0.8%
Cameron International Corp.*	3,450	189,129
Dril-Quip, Inc.*	4,190	334,027

		523,156

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	1,430	204,561
CVS Health Corp.	6,030	598,719

		803,280

Food Products 3.1%
Keurig Green Mountain, Inc.	1,630	189,683
Mondelez International, Inc., Class A	30,700	1,177,959
Pinnacle Foods, Inc.	13,870	562,429

		1,930,071

Gas Utilities 0.4%
Questar Corp.	9,720	227,837

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	35,970	1,669,727
Edwards Lifesciences Corp.*	1,280	162,112

		1,831,839

Health Care Providers & Services 3.3%
Aetna, Inc.	3,990	426,411
McKesson Corp.	5,695	1,272,263
Universal Health Services, Inc., Class B	2,820	329,799

		2,028,473

Hotels, Restaurants & Leisure 3.3%
Carnival Corp.	10,860	477,514
Darden Restaurants, Inc.	11,610	740,370
McDonald’s Corp.	5,505	531,508
Starwood Hotels & Resorts Worldwide, Inc.	3,695	317,585

		2,066,977

Household Durables 0.9%
GoPro, Inc., Class A*	4,130	206,830
Newell Rubbermaid, Inc.	8,760	334,019

		540,849

Household Products 1.3%
Procter & Gamble Co. (The)	9,725	773,235

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Independent Power and Renewable Electricity Producers 0.4%
NRG Energy, Inc.	10,170	$256,691

Industrial Conglomerates 2.4%
General Electric Co.	55,190	1,494,545

Information Technology Services 4.6%
Amdocs Ltd.	11,245	619,262
Broadridge Financial Solutions, Inc.	3,710	200,043
Cognizant Technology Solutions Corp., Class A*	6,320	369,973
DST Systems, Inc.	5,700	655,956
Xerox Corp.	87,000	1,000,500

		2,845,734

Insurance 2.0%
Lincoln National Corp.	10,800	610,092
PartnerRe Ltd.	2,275	291,200
Prudential Financial, Inc.	4,310	351,696

		1,252,988

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	770	324,771
Liberty Interactive Corp.,Series A*	6,650	191,254

		516,025

Internet Software & Services 2.7%
eBay, Inc.*	7,840	456,758
Google, Inc., Class A*	1,365	749,071
Google, Inc., Class C*	606	325,628
Rackspace Hosting, Inc.*	3,060	164,934

		1,696,391

Life Sciences Tools & Services 1.6%
Illumina, Inc.*	2,530	466,153
Thermo Fisher Scientific, Inc.	4,090	514,031

		980,184

Machinery 1.2%
Snap-on, Inc.	5,100	762,705

Media 2.1%
DISH Network Corp., Class A*	15,840	1,071,735
John Wiley & Sons, Inc., Class A	4,130	234,914

		1,306,649

Metals & Mining 0.3%
United States Steel Corp.	7,410	177,988

Oil, Gas & Consumable Fuels 6.8%
Anadarko Petroleum Corp.	3,970	373,577
Chevron Corp.	14,260	1,583,716
EOG Resources, Inc.	1,820	180,089
Occidental Petroleum Corp.	6,931	555,173
Valero Energy Corp.	8,260	469,994

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	11,650	$646,575
WPX Energy, Inc.*	28,980	398,475

		4,207,599

Pharmaceuticals 4.8%
Johnson & Johnson	11,930	1,183,456
Merck & Co., Inc.	7,060	420,494
Pfizer, Inc.	39,585	1,343,119

		2,947,069

Real Estate Investment Trusts (REITs) 2.6%
American Capital Agency Corp.	25,500	526,193
Boston Properties, Inc.	2,370	313,575
Equity LifeStyle Properties, Inc.	4,060	214,449
NorthStar Realty Finance Corp.	30,120	565,051

		1,619,268

Road & Rail 1.9%
Union Pacific Corp.	11,080	1,177,028

Semiconductors & Semiconductor Equipment 1.1%
Broadcom Corp., Class A	5,710	252,411
Skyworks Solutions, Inc.	4,770	440,032

		692,443

Software 4.5%
Adobe Systems, Inc.*	7,630	580,338
Electronic Arts, Inc.*	4,720	274,185
Microsoft Corp.	30,935	1,504,678
Oracle Corp.	9,668	421,718

		2,780,919

Specialty Retail 3.8%
CST Brands, Inc.	5,820	242,752
Home Depot, Inc. (The)	10,043	1,074,400
Lowe’s Cos., Inc.	15,130	1,041,852

		2,359,004

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	20,650	2,584,348
EMC Corp.	15,380	413,876
Hewlett-Packard Co.	8,655	285,355

		3,283,579

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	2,070	204,599
PVH Corp.	1,970	203,599

		408,198

Tobacco 1.4%
Philip Morris International, Inc.	10,360	864,749

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.*	15,640	$516,120

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	7,665	204,732

Total Investments (cost $48,856,487) (a) — 99.1%		61,249,574
Other assets in excess of liabilities — 0.9%		542,235

NET ASSETS — 100.0%		$61,791,809

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

REIT	Real Estate Investment Trust

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
6	E-Mini S&P 500	06/19/15	$623,670	$6,328

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
Assets:
Investments, at value (cost $48,856,487)	$61,249,574
Cash	558,177
Dividends receivable	51,466
Receivable for capital shares issued	5,057
Reclaims receivable	163
Receivable for variation margin on futures contracts	21,570
Prepaid expenses	4,876

Total Assets	61,890,883

Liabilities:
Payable for capital shares redeemed	34,003
Accrued expenses and other payables:
Investment advisory fees	30,091
Fund administration fees	8,113
Distribution fees	3,281
Administrative servicing fees	2,637
Accounting and transfer agent fees	1,204
Trustee fees	113
Custodian fees	455
Compliance program costs (Note 3)	549
Professional fees	14,217
Printing fees	4,389
Other	22

Total Liabilities	99,074

Net Assets	$61,791,809

Represented by:
Capital	$45,630,967
Accumulated undistributed net investment income	97,645
Accumulated net realized gains from investments and futures transactions	3,663,782
Net unrealized appreciation/(depreciation) from investments	12,393,087
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	6,328

Net Assets	$61,791,809

Net Assets:
Class A Shares	$11,298,365
Class C Shares	1,106,768
Institutional Service Class Shares	49,324,835
Institutional Class Shares	61,841

Total	$61,791,809

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	829,932
Class C Shares	84,141
Institutional Service Class Shares	3,612,884
Institutional Class Shares	4,532

Total	4,531,489

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.61
Class C Shares (b)	$13.15
Institutional Service Class Shares	$13.65
Institutional Class Shares	$13.65
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.44

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $ 1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
INVESTMENT INCOME:
Dividend income	$644,315
Interest income	1,078

Total Income	645,393

EXPENSES:
Investment advisory fees	191,148
Fund administration fees	47,808
Distribution fees Class A	14,294
Distribution fees Class C	6,087
Administrative servicing fees Class A	6,527
Administrative servicing fees Class C	476
Administrative servicing fees Institutional Service Class	(25,676)
Registration and filing fees	26,241
Professional fees	12,909
Printing fees	4,059
Trustee fees	879
Custodian fees	1,180
Accounting and transfer agent fees	3,431
Other	2,174

Total expenses before expenses reimbursed	291,537

Expenses reimbursed by adviser (Note 3)	(4,168)

Net Expenses	287,369

NET INVESTMENT INCOME	358,024

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,898,959
Net realized gains from futures transactions (Note 2)	184,979

Net realized gains from investments and futures transactions	4,083,938

Net change in unrealized appreciation/(depreciation) from investments	(1,680,986)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(78,405)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(1,759,391)

Net realized/unrealized gains from investments and futures transactions	2,324,547

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,682,571

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark Large Cap Core Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$358,024	$126,469	$545,371
Net realized gains from investments and futures transactions	4,083,938	1,580,011	6,893,986
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(1,759,391)	666,595	1,443,311

Change in net assets resulting from operations	2,682,571	2,373,075	8,882,668

Distributions to Shareholders From:
Net investment income:
Class A	(96,108)	–	(32,211)
Class C	(6,379)	–	(464)
Institutional Service Class (b)	(544,790)	–	(258,727)
Institutional Class	(539)	–	(145	)(c)
Net realized gains:
Class A	(393,541)	–	–
Class C	(43,732)	–	–
Institutional Service Class (b)	(1,709,960)	–	–
Institutional Class	(1,595)	–	–	(c)

Change in net assets from shareholder distributions	(2,796,644)	–	(291,547)

Change in net assets from capital transactions	(4,395,310)	92,307	(5,542,422)

Change in net assets	(4,509,383)	2,465,382	3,048,699

Net Assets:
Beginning of period	66,301,192	63,835,810	60,787,111

End of period	$61,791,809	$66,301,192	$63,835,810

Accumulated undistributed net investment income at end of period	$97,645	$387,437	$264,787

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$326,740	$239,890	$2,145,113
Dividends reinvested	487,623	–	31,760
Cost of shares redeemed	(1,645,283)	(470,135)	(1,539,028)

Total Class A Shares	(830,920)	(230,245)	637,845

Class C Shares (Note 12)
Proceeds from shares issued	27,565	240,416	166,542
Dividends reinvested	36,660	–	291
Cost of shares redeemed	(245,885)	(5,223)	(290,879)

Total Class C Shares	(181,660)	235,193	(124,046)

Institutional Service Class Shares (Note 12) (b)
Proceeds from shares issued	485,437	1,783,506	2,459,725
Dividends reinvested	1,522,199	–	17,540
Cost of shares redeemed	(5,404,233)	(1,696,147)	(8,578,107)

Total Institutional Service Class Shares	(3,396,597)	87,359	(6,100,842)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Large Cap Core Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$11,828	$–	$44,476	(c)
Dividends reinvested	2,134	–	145	(c)
Cost of shares redeemed	(95)	–	–	(c)

Total Institutional Class Shares	13,867	–	44,621	(c)

Change in net assets from capital transactions	$(4,395,310)	$92,307	$(5,542,422)

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	24,251	18,319	171,269
Reinvested	38,349	–	2,440
Redeemed	(122,345)	(34,786)	(125,004)

Total Class A Shares	(59,745)	(16,467)	48,705

Class C Shares (Note 12)
Issued	2,163	19,382	13,787
Reinvested	2,983	–	23
Redeemed	(18,891)	(399)	(24,558)

Total Class C Shares	(13,745)	18,983	(10,748)

Institutional Service Class Shares (Note 12) (b)
Issued	36,173	134,609	191,983
Reinvested	119,549	–	1,364
Redeemed	(395,477)	(124,701)	(713,995)

Total Institutional Service Class Shares	(239,755)	9,908	(520,648)

Institutional Class Shares
Issued	852	–	3,509	(c)
Reinvested	167	–	11	(c)
Redeemed	(7)	–	–	(c)

Total Institutional Class Shares	1,012	–	3,520	(c)

Total change in shares	(312,233)	12,424	(479,171)

Amounts designated as “-” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Large Cap Core Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.66	0.05	0.46	0.51	(0.11)	(0.45)	(0.56)	$13.61	4.06%	$11,298,365	1.22%	0.81%		1.27%	30.19%
Period Ended October 31, 2014 (g)(h)	$13.19	0.02	0.45	0.47	–	–	–	$13.66	3.56%	$12,154,734	1.22%	0.58%		1.46%	10.45%
Year Ended July 31, 2014 (g)	$11.43	0.09	1.71	1.80	(0.04)	–	(0.04)	$13.19	15.72%	$11,954,280	1.22%	0.70%		1.34%	47.69%
Year Ended July 31, 2013 (g)	$9.17	0.10	2.25	2.35	(0.09)	–	(0.09)	$11.43	25.80%	$9,799,235	1.22%	0.96%		1.45%	63.00%
Year Ended July 31, 2012 (g)	$8.47	0.06	0.71	0.77	(0.07)	–	(0.07)	$9.17	9.12%	$3,537,695	1.23%	0.72%		1.53%	78.00%
Year Ended July 31, 2011 (g)	$7.23	0.07	1.24	1.31	(0.07)	–	(0.07)	$8.47	18.15%	$3,027,452	1.25%	0.79%		1.48%	68.00%
Year Ended July 31, 2010 (g)	$6.38	0.06	0.85	0.91	(0.06)	–	(0.06)	$7.23	14.27%	$2,640,213	1.23%	0.85%		1.47%	93.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.21	0.01	0.45	0.46	(0.07)	(0.45)	(0.52)	$13.15	3.75%	$1,106,768	1.82%	0.21%		1.99%	30.19%
Period Ended October 31, 2014 (g)(h)	$12.78	–	0.43	0.43	–	–	–	$13.21	3.36%	$1,293,302	1.82%	(0.05%	)	2.13%	10.45%
Year Ended July 31, 2014 (g)	$11.11	0.01	1.67	1.68	(0.01)	–	(0.01)	$12.78	15.09%	$1,008,150	1.82%	0.11%		1.99%	47.69%
Year Ended July 31, 2013 (g)	$8.92	0.04	2.19	2.23	(0.04)	–	(0.04)	$11.11	25.01%	$995,957	1.82%	0.36%		1.95%	63.00%
Year Ended July 31, 2012 (g)	$8.24	0.01	0.69	0.70	(0.02)	–	(0.02)	$8.92	8.47%	$765,173	1.83%	0.12%		2.03%	78.00%
Year Ended July 31, 2011 (g)	$7.03	0.02	1.21	1.23	(0.02)	–	(0.02)	$8.24	17.48%	$639,507	1.85%	0.19%		1.98%	68.00%
Year Ended July 31, 2010 (g)	$6.21	0.02	0.82	0.84	(0.02)	–	(0.02)	$7.03	13.50%	$440,991	1.83%	0.25%		1.97%	93.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.71	0.08	0.45	0.53	(0.14)	(0.45)	(0.59)	$13.65	4.24%	$49,324,835	0.81%	1.22%		0.81%	30.19%
Period Ended October 31, 2014 (g)(h)	$13.23	0.03	0.45	0.48	–	–	–	$13.71	3.63%	$52,804,909	0.97%	0.83%		1.08%	10.45%
Year Ended July 31, 2014 (g)	$11.46	0.12	1.72	1.84	(0.07)	–	(0.07)	$13.23	16.04%	$50,826,838	0.97%	0.95%		1.05%	47.69%
Year Ended July 31, 2013 (g)	$9.19	0.13	2.26	2.39	(0.12)	–	(0.12)	$11.46	26.21%	$49,991,919	0.93%	1.25%		1.20%	63.00%
Year Ended July 31, 2012 (g)	$8.49	0.09	0.70	0.79	(0.09)	–	(0.09)	$9.19	9.39%	$59,041,609	0.93%	1.02%		1.28%	78.00%
Year Ended July 31, 2011 (g)	$7.24	0.09	1.25	1.34	(0.09)	–	(0.09)	$8.49	18.63%	$53,369,484	0.96%	1.09%		1.23%	68.00%
Year Ended July 31, 2010 (g)	$6.39	0.08	0.85	0.93	(0.08)	–	(0.08)	$7.24	14.56%	$55,593,087	0.95%	1.13%		1.22%	93.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.71	0.08	0.46	0.54	(0.15)	(0.45)	(0.60)	$13.65	4.29%	$61,841	0.82%	1.18%		0.91%	30.19%
Period Ended October 31, 2014 (g)(h)	$13.22	0.03	0.46	0.49	–	–	–	$13.71	3.71%	$48,247	0.82%	0.98%		1.08%	10.45%
Period Ended July 31, 2014 (g)(j)	$11.73	0.13	1.44	1.57	(0.08)	–	(0.08)	$13.22	13.44%	$46,542	0.82%	1.12%		0.92%	47.69%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Large Cap Growth Fund

Asset Allocation†

Common Stocks	100.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Industries†††

Internet Software & Services	8.4%
Software	8.4%
Pharmaceuticals	6.6%
Hotels, Restaurants & Leisure	6.1%
Technology Hardware, Storage & Peripherals	6.0%
Biotechnology	4.9%
Chemicals	4.8%
Specialty Retail	4.5%
Food & Staples Retailing	4.2%
Professional Services	4.0%
Other Industries	42.1%
100.0%

Top Holdings†††

Apple, Inc.	4.8%
Microsoft Corp.	4.0%
Ecolab, Inc.	3.6%
American Tower Corp.	2.7%
Walgreens Boots Alliance, Inc.	2.5%
Adobe Systems, Inc.	2.5%
Starbucks Corp.	2.5%
Charles Schwab Corp. (The)	2.4%
Equinix, Inc.	2.3%
Stericycle, Inc.	2.3%
Other Holdings	70.4%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide HighMark Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Large Cap Growth Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,055.70	6.47	1.27
	Hypothetical	(a)(b)	1,000.00	1,018.50	6.36	1.27
Class C Shares	Actual	(a)	1,000.00	1,052.00	9.51	1.87
	Hypothetical	(a)(b)	1,000.00	1,015.52	9.35	1.87
Institutional Service Class Shares	Actual	(a)	1,000.00	1,056.80	5.20	1.02
	Hypothetical	(a)(b)	1,000.00	1,019.74	5.11	1.02
Institutional Class Shares	Actual	(a)	1,000.00	1,057.10	4.44	0.87
	Hypothetical	(a)(b)	1,000.00	1,020.48	4.36	0.87

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks 100.0%

	Shares	Market Value

Aerospace & Defense 1.4%
Honeywell International, Inc.	5,394	$544,362

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	3,873	389,353

Beverages 1.4%
Anheuser-Busch InBev NV, ADR-BE	4,523	542,941

Biotechnology 4.9%
Amgen, Inc.	3,372	532,472
Celgene Corp.*	5,392	582,660
Gilead Sciences, Inc.*	8,047	808,804

		1,923,936

Capital Markets 2.4%
Charles Schwab Corp. (The)	31,580	963,190

Chemicals 4.8%
Ecolab, Inc.	12,773	1,430,321
International Flavors & Fragrances, Inc.	3,924	450,279

		1,880,600

Commercial Services & Supplies 2.3%
Stericycle, Inc.*	6,888	919,066

Electric Utilities 1.2%
ITC Holdings Corp.	13,171	474,156

Electronic Equipment, Instruments & Components 1.2%
FEI Co.	6,580	496,527

Energy Equipment & Services 0.5%
Halliburton Co.	3,816	186,793

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	4,631	662,465
Walgreens Boots Alliance, Inc.	12,122	1,005,277

		1,667,742

Food Products 1.1%
Mondelez International, Inc., Class A	11,412	437,878

Health Care Equipment & Supplies 1.6%
Medtronic PLC	8,340	620,913

Hotels, Restaurants & Leisure 6.1%
Cheesecake Factory, Inc. (The)	8,419	422,044
Marriott International, Inc., Class A	6,966	557,628
Starbucks Corp.	19,544	968,992
Yum! Brands, Inc.	5,177	445,015

		2,393,679

Industrial Conglomerates 2.2%
Danaher Corp.	10,633	870,630

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 2.7%
MasterCard, Inc., Class A	2,670	$240,861
Visa, Inc., Class A	12,382	817,831

		1,058,692

Internet & Catalog Retail 2.4%
Amazon.com, Inc.*	735	310,008
Priceline Group, Inc. (The)*	360	445,612
TripAdvisor, Inc.*	2,201	177,158

		932,778

Internet Software & Services 8.4%
Akamai Technologies, Inc.*	1,598	117,900
Equinix, Inc.	3,620	926,467
Facebook, Inc., Class A*	11,021	868,124
Google, Inc., Class A*	1,392	763,888
Google, Inc., Class C*	1,181	634,599

		3,310,978

Life Sciences Tools & Services 1.6%
Quintiles Transnational Holdings, Inc.*	9,410	619,931

Machinery 1.4%
Pall Corp.	5,586	543,630

Media 1.3%
Twenty-First Century Fox, Inc., Class A	15,698	534,988

Multiline Retail 2.0%
Dollar Tree, Inc.*	10,289	786,182

Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	4,151	390,609
EOG Resources, Inc.	4,899	484,756
Imperial Oil Ltd.	13,629	601,448

		1,476,813

Pharmaceuticals 6.6%
Actavis PLC*	2,095	592,592
Bristol-Myers Squibb Co.	8,950	570,383
Johnson & Johnson	1,583	157,034
Novartis AG,ADR-CH	6,073	618,231
Roche Holding AG, ADR-CH	18,468	662,632

		2,600,872

Professional Services 4.0%
Equifax, Inc.	8,702	843,485
Verisk Analytics, Inc., Class A*	9,816	736,592

		1,580,077

Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	11,063	1,045,785

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	8,514	$742,421

Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	3,097	191,519
Linear Technology Corp.	17,862	823,974

		1,015,493

Software 8.4%
Adobe Systems, Inc.*	13,096	996,082
ANSYS, Inc.*	8,604	738,567
Microsoft Corp.	32,268	1,569,516

		3,304,165

Specialty Retail 4.5%
Home Depot, Inc. (The)	8,548	914,465
Ross Stores, Inc.	3,523	348,354
TJX Cos., Inc. (The)	7,747	499,992

		1,762,811

Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	15,190	1,901,028
Electronics For Imaging, Inc.*	11,642	485,821

		2,386,849

Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc., Class B	7,903	781,132

Trading Companies & Distributors 1.6%
W.W. Grainger, Inc.	2,549	633,248

Total Investments (cost $30,853,845) (a) — 100.0%		39,428,611

Liabilities in excess of other assets — 0.0%†		(6,426)

NET ASSETS — 100.0%		$39,422,185

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

BE	Belgium

CH	Switzerland

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

100

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund
Assets:
Investments, at value (cost $30,853,845)	$39,428,611
Cash	119,421
Dividends receivable	17,547
Receivable for capital shares issued	595
Reclaims receivable	11,158
Prepaid expenses	6,373

Total Assets	39,583,705

Liabilities:
Payable for capital shares redeemed	96,412
Accrued expenses and other payables:
Investment advisory fees	14,480
Fund administration fees	7,713
Distribution fees	5,135
Administrative servicing fees	8,438
Accounting and transfer agent fees	5,613
Trustee fees	39
Custodian fees	505
Compliance program costs (Note 3)	1,116
Professional fees	14,127
Printing fees	7,914
Other	28

Total Liabilities	161,520

Net Assets	$39,422,185

Represented by:
Capital	$26,924,631
Accumulated undistributed net investment income	11,824
Accumulated net realized gains from investments	3,910,964
Net unrealized appreciation/(depreciation) from investments	8,574,766

Net Assets	$39,422,185

Net Assets:
Class A Shares	$15,953,802
Class C Shares	2,207,071
Institutional Service Class Shares	20,931,439
Institutional Class Shares	329,873

Total	$39,422,185

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,803,616
Class C Shares	293,914
Institutional Service Class Shares	2,290,157
Institutional Class Shares	36,118

Total	4,423,805

101

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.85
Class C Shares (b)	$7.51
Institutional Service Class Shares	$9.14
Institutional Class Shares	$9.13
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.39

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

102

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$290,237
Interest income	351
Foreign tax withholding	(1,024)

Total Income	289,564

EXPENSES:
Investment advisory fees	121,760
Fund administration fees	45,326
Distribution fees Class A	20,067
Distribution fees Class C	12,199
Administrative servicing fees Class A	6,521
Administrative servicing fees Class C	702
Administrative servicing fees Institutional Service Class	9,931
Registration and filing fees	27,256
Professional fees	12,431
Printing fees	6,487
Trustee fees	600
Custodian fees	839
Accounting and transfer agent fees	10,608
Other	2,116

Total expenses before and expenses reimbursed	276,843

Expenses reimbursed by adviser (Note 3)	(39,604)

Net Expenses	237,239

NET INVESTMENT INCOME	52,325

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,967,448
Net change in unrealized appreciation/(depreciation) from investments	(1,824,804)

Net realized/unrealized gains from investments	2,142,644

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,194,969

The accompanying notes are an integral part of these financial statements.

103

Statements of Changes in Net Assets

	Nationwide HighMark Large Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$52,325	$32,744	$163,340
Net realized gains from investments	3,967,448	5,601,358	11,790,472
Net change in unrealized appreciation/(depreciation) from investments	(1,824,804)	(3,240,817)	(3,544,983)

Change in net assets resulting from operations	2,194,969	2,393,285	8,408,829

Distributions to Shareholders From:
Net investment income:
Class A	(44,341)	–	(115,949)
Class B (b)	–	–	–
Class C	(1,042)	–	(11,474)
Institutional Service Class (c)	(98,905)	–	(477,701)
Institutional Class	(75)	–	(122	)(d)
Net realized gains:
Class A	(6,852,668)	–	(178,380)
Class B (b)	–	–	–
Class C	(1,214,268)	–	(32,946)
Institutional Service Class (c)	(9,343,981)	–	(525,076)
Institutional Class	(4,874)	–	(106	)(d)

Change in net assets from shareholder distributions	(17,560,154)	–	(1,341,754)

Change in net assets from capital transactions	11,192,377	(17,634,834)	(21,148,547)

Change in net assets	(4,172,808)	(15,241,549)	(14,081,472)

Net Assets:
Beginning of period	43,594,993	58,836,542	72,918,014

End of period	$39,422,185	$43,594,993	$58,836,542

Accumulated undistributed net investment income at end of period	$11,824	$103,862	$71,118

CAPITAL TRANSACTIONS:

Class A Shares (Note 12)
Proceeds from shares issued	$391,477	$131,408	$348,756
Proceeds from shares issued from class conversion	–	–	420,514
Dividends reinvested	6,589,335	–	270,652
Cost of shares redeemed	(1,567,091)	(525,774)	(3,314,666)

Total Class A Shares	5,413,721	(394,366)	(2,274,744)

Class B Shares (Note 12) (b)
Proceeds from shares issued	–	–	1,748
Dividends reinvested	–	–	–
Cost of shares redeemed in class conversion	–	–	(420,514)
Cost of shares redeemed	–	–	(33,806)

Total Class B Shares	–	–	(452,572)

Class C Shares (Note 12)
Proceeds from shares issued	118,708	54,400	109,087
Dividends reinvested	1,098,406	–	38,213
Cost of shares redeemed	(718,806)	(79,329)	(496,306)

Total Class C Shares	498,308	(24,929)	(349,006)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

104

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Large Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 12) (c)
Proceeds from shares issued	$327,262	$284,610	$3,798,372
Dividends reinvested	8,334,007	–	753,144
Cost of shares redeemed	(3,702,525)	(17,500,291)	(22,634,257)

Total Institutional Service Class Shares	4,958,744	(17,215,681)	(18,082,741)

Institutional Class Shares
Proceeds from shares issued	328,409	142	10,288 (d)
Dividends reinvested	4,949	–	228 (d)
Cost of shares redeemed	(11,754)	–	— (d)

Total Institutional Class Shares	321,604	142	10,516 (d)

Change in net assets from capital transactions	$11,192,377	$(17,634,834)	$(21,148,547)

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	40,497	9,261	26,392
Issued in class conversion	–	–	32,961
Reinvested	794,809	–	20,757
Redeemed	(171,653)	(37,547)	(247,495)

Total Class A Shares	663,653	(28,286)	(167,385)

Class B Shares (Note 12) (b)
Issued	–	–	153
Reinvested	–	–	–
Redeemed in class conversion	–	–	(35,603)
Redeemed	–	–	(2,879)

Total Class B Shares	–	–	(38,329)

Class C Shares (Note 12)
Issued	12,654	4,260	9,187
Reinvested	155,802	–	3,200
Redeemed	(85,333)	(6,043)	(40,700)

Total Class C Shares	83,123	(1,783)	(28,313)

Institutional Service Class Shares (Note 12) (c)
Issued	31,937	19,643	280,176
Reinvested	972,398	–	56,605
Redeemed	(345,725)	(1,190,172)	(1,648,051)

Total Institutional Service Class Shares	658,610	(1,170,529)	(1,311,270)

Institutional Class Shares
Issued	36,026	10	773 (d)
Reinvested	578	–	17 (d)
Redeemed	(1,286)	–	– (d)

Total Institutional Class Shares	35,318	10	790 (d)

Total change in shares	1,440,704	(1,200,588)	(1,544,507)

Amounts	designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

105

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$14.55	0.01	0.39	0.40	(0.04)	(6.06)	(6.10)	$8.85	5.57%	$15,953,802	1.27%	0.15%		1.45%	17.32%
Period Ended October 31, 2014 (g)(h)	$13.95	–	0.60	0.60	–	–	–	$14.55	4.30%	$16,584,738	1.27%	0.08%		1.65%	3.75%
Year Ended July 31, 2014 (g)	$12.61	0.01	1.56	1.57	(0.09)	(0.14)	(0.23)	$13.95	12.60%	$16,293,038	1.27%	0.07%		1.34%	40.70%
Year Ended July 31, 2013 (g)	$11.23	0.07	1.33	1.40	(0.02)	–	(0.02)	$12.61	12.45%	$16,839,693	1.27%	0.58%		1.49%	41.00%
Year Ended July 31, 2012 (g)	$10.12	0.02	1.09	1.11	–	–	–	$11.23	10.97%	$16,721,772	1.27%	0.17%		1.52%	53.00%
Year Ended July 31, 2011 (g)	$8.64	–	1.57	1.57	(0.09)	–	(0.09)	$10.12	18.16%	$16,620,770	1.27%	(0.05%	)	1.49%	41.00%
Year Ended July 31, 2010 (g)	$7.74	0.08	0.89	0.97	(0.07)	–	(0.07)	$8.64	12.48%	$19,881,394	1.25%	0.89%		1.46%	34.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.28	(0.02)	0.32	0.30	(0.01)	(6.06)	(6.07)	$7.51	5.20%	$2,207,071	1.87%	(0.43%	)	2.18%	17.32%
Period Ended October 31, 2014 (g)(h)	$12.75	(0.02)	0.55	0.53	–	–	–	$13.28	4.16%	$2,798,571	1.87%	(0.52%	)	2.35%	3.75%
Year Ended July 31, 2014 (g)	$11.57	(0.06)	1.43	1.37	(0.05)	(0.14)	(0.19)	$12.75	11.95%	$2,709,588	1.87%	(0.53%	)	1.99%	40.70%
Year Ended July 31, 2013 (g)	$10.35	–	1.22	1.22	–	–	–	$11.57	11.79%	$2,787,128	1.87%	(0.02%	)	1.99%	41.00%
Year Ended July 31, 2012 (g)	$9.38	(0.04)	1.01	0.97	–	–	–	$10.35	10.34%	$2,629,339	1.87%	(0.43%	)	2.02%	53.00%
Year Ended July 31, 2011 (g)	$8.02	(0.06)	1.45	1.39	(0.03)	–	(0.03)	$9.38	17.36%	$2,860,809	1.87%	(0.65%	)	1.99%	41.00%
Year Ended July 31, 2010 (g)	$7.21	0.02	0.84	0.86	(0.05)	–	(0.05)	$8.02	11.88%	$3,250,012	1.85%	0.29%		1.96%	34.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$14.83	0.02	0.41	0.43	(0.06)	(6.06)	(6.12)	$9.14	5.68%	$20,931,439	1.02%	0.41%		1.21%	17.32%
Period Ended October 31, 2014 (g)(h)	$14.21	0.02	0.60	0.62	–	–	–	$14.83	4.36%	$24,199,818	1.02%	0.44%		1.40%	3.75%
Year Ended July 31, 2014 (g)	$12.85	0.05	1.58	1.63	(0.13)	(0.14)	(0.27)	$14.21	12.83%	$39,822,695	1.02%	0.33%		1.13%	40.70%
Year Ended July 31, 2013 (g)	$11.45	0.10	1.36	1.46	(0.06)	–	(0.06)	$12.85	12.80%	$52,843,472	1.01%	0.84%		1.24%	41.00%
Year Ended July 31, 2012 (g)	$10.31	0.05	1.11	1.16	(0.02)	–	(0.02)	$11.45	11.25%	$53,069,738	1.01%	0.43%		1.27%	53.00%
Year Ended July 31, 2011 (g)	$8.81	0.02	1.60	1.62	(0.12)	–	(0.12)	$10.31	18.41%	$57,206,982	1.01%	0.21%		1.24%	41.00%
Year Ended July 31, 2010 (g)	$7.87	0.10	0.91	1.01	(0.07)	–	(0.07)	$8.81	12.82%	$60,078,249	0.99%	1.16%		1.21%	34.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$14.83	(0.01)	0.44	0.43	(0.07)	(6.06)	(6.13)	$9.13	5.71%	$329,873	0.87%	(0.12%	)	1.08%	17.32%
Period Ended October 31, 2014 (g)(h)	$14.20	0.02	0.61	0.63	–	–	–	$14.83	4.44%	$11,866	0.87%	0.48%		1.32%	3.75%
Period Ended July 31, 2014 (g)(j)	$13.29	0.05	1.16	1.21	(0.16)	(0.14)	(0.30)	$14.20	9.27%	$11,221	0.87%	0.39%		0.96%	40.70%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

106

Fund Overview	Nationwide HighMark Small Cap Core Fund

Asset Allocation†

Common Stocks	97.2%
Repurchase Agreement	0.5%
Mutual Fund	0.1%
Other assets in excess of liabilities	2.2%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	9.6%
Banks	7.0%
Biotechnology	5.3%
Machinery	5.0%
Information Technology Services	4.6%
Semiconductors & Semiconductor Equipment	4.0%
Hotels, Restaurants & Leisure	3.9%
Electronic Equipment, Instruments & Components	3.3%
Health Care Equipment & Supplies	3.2%
Oil, Gas & Consumable Fuels	3.1%
Other Industries*	51.0%
100.0%

Top Holdings††

Brunswick Corp.	2.2%
CACI International, Inc., Class A	1.8%
First Industrial Realty Trust, Inc.	1.8%
Helen of Troy Ltd.	1.7%
Curtiss-Wright Corp.	1.7%
Exterran Holdings, Inc.	1.6%
Tessera Technologies, Inc.	1.6%
GEO Group, Inc. (The)	1.5%
West Pharmaceutical Services, Inc.	1.4%
Western Refining, Inc.	1.4%
Other Holdings*	83.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

107

Shareholder Expense Example	Nationwide HighMark Small Cap Core Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Small Cap Core Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,042.50	7.34	1.45
	Hypothetical	(a)(b)	1,000.00	1,017.60	7.25	1.45
Class C Shares	Actual	(a)	1,000.00	1,038.50	11.22	2.22
	Hypothetical	(a)(b)	1,000.00	1,013.79	11.08	2.22
Institutional Service Class Shares	Actual	(a)	1,000.00	1,044.40	5.63	1.11
	Hypothetical	(a)(b)	1,000.00	1,019.29	5.56	1.11
Institutional Class Shares	Actual	(a)	1,000.00	1,044.10	5.52	1.09
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.46	1.09

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

108

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 1.6%
Curtiss-Wright Corp.	34,850	$2,546,141

Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	26,300	1,281,862

Airlines 0.5%
Republic Airways Holdings, Inc.*	62,860	769,406

Banks 6.9%
Columbia Banking System, Inc.	39,750	1,180,575
FCB Financial Holdings, Inc., Class A*	16,100	430,836
First BanCorp, Puerto Rico*	158,650	953,486
Hilltop Holdings, Inc.*	16,100	323,771
Huntington Bancshares, Inc.	63,140	685,700
International Bancshares Corp.	16,710	434,126
National Penn Bancshares, Inc.	124,700	1,296,880
PrivateBancorp, Inc.	35,950	1,332,667
Talmer Bancorp, Inc., Class A	75,650	1,163,497
Umpqua Holdings Corp.	84,150	1,431,392
Webster Financial Corp.	29,410	1,053,760
Wilshire Bancorp, Inc.	45,520	480,236

		10,766,926

Biotechnology 5.2%
Alkermes PLC*	20,920	1,158,340
Cara Therapeutics, Inc.*	29,850	320,887
Cytokinetics, Inc.*	72,950	458,855
CytRx Corp.*	65,350	286,887
Five Prime Therapeutics, Inc.*	17,150	344,029
Immune Design Corp.*	12,750	285,983
Infinity Pharmaceuticals, Inc.*	24,200	306,614
Isis Pharmaceuticals, Inc.*	17,130	971,614
Kite Pharma, Inc.*	20,600	1,037,828
Receptos, Inc.*	4,450	655,663
Rigel Pharmaceuticals, Inc.*	168,480	717,725
Spectrum Pharmaceuticals, Inc.*	101,760	574,944
Sunesis Pharmaceuticals, Inc.*	147,600	345,384
Vital Therapies, Inc.*	14,800	359,788
Xencor, Inc.*	24,850	353,367

		8,177,908

Building Products 2.7%
A.O. Smith Corp.	5,050	322,695
American Woodmark Corp.*	27,050	1,371,435
Apogee Enterprises, Inc.	15,000	789,300
Continental Building Products, Inc.*	79,500	1,749,795

		4,233,225

Capital Markets 1.0%
HFF, Inc., Class A	24,960	978,182
Investment Technology Group, Inc.*	20,230	576,353

		1,554,535

Common Stocks (continued)

	Shares	Market Value

Chemicals 1.5%
Axiall Corp.	17,800	$726,240
Ferro Corp.*	29,880	403,081
Innophos Holdings, Inc.	15,300	808,452
Olin Corp.	14,100	416,373

		2,354,146

Commercial Services & Supplies 1.0%
Matthews International Corp.,
Class A	18,050	875,966
Quad/Graphics, Inc.	28,770	619,706

		1,495,672

Communications Equipment 0.6%
Comtech Telecommunications Corp.	31,050	897,345

Construction & Engineering 0.5%
Argan, Inc.	12,250	395,797
EMCOR Group, Inc.	9,160	408,811

		804,608

Construction Materials 0.2%
Eagle Materials, Inc.	4,710	392,767

Consumer Finance 0.4%
Springleaf Holdings, Inc.*	13,050	652,500

Containers & Packaging 1.3%
Graphic Packaging Holding Co.	143,560	2,024,196

Diversified Consumer Services 0.9%
Capella Education Co.	9,300	502,479
Strayer Education, Inc.*	16,650	844,488

		1,346,967

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	45,100	445,588

Electric Utilities 1.0%
ALLETE, Inc.	14,500	729,350
El Paso Electric Co.	14,650	545,126
MGE Energy, Inc.	8,550	354,654

		1,629,130

Electronic Equipment, Instruments & Components 3.3%
DTS, Inc.*	34,900	1,251,165
Methode Electronics, Inc.	7,000	297,220
Multi-Fineline Electronix, Inc.*	19,450	454,741
RealD, Inc.*	26,500	325,420
Rofin-Sinar Technologies, Inc.*	20,850	493,311
Rogers Corp.*	25,300	1,839,563
Sanmina Corp.*	23,110	469,826

		5,131,246

109

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 2.6%
Dril-Quip, Inc.*	11,130	$887,283
Exterran Holdings, Inc.	66,600	2,468,862
Forum Energy Technologies, Inc.*	33,480	778,745

		4,134,890

Food & Staples Retailing 2.3%
Andersons, Inc. (The)	22,440	957,964
Casey’s General Stores, Inc.	19,450	1,598,401
SUPERVALU, Inc.*	120,900	1,062,711

		3,619,076

Food Products 0.3%
John B. Sanfilippo & Son, Inc.	9,100	473,291

Health Care Equipment & Supplies 3.2%
DexCom, Inc.*	21,780	1,471,674
NuVasive, Inc.*	29,530	1,320,877
West Pharmaceutical Services, Inc.	40,700	2,168,496

		4,961,047

Health Care Providers & Services 1.0%
Chemed Corp.	4,050	466,762
CorVel Corp.*	10,300	368,122
LHC Group, Inc.*	11,300	362,278
Magellan Health, Inc.*	5,330	337,389

		1,534,551

Health Care Technology 0.6%
MedAssets, Inc.*	21,730	439,815
Omnicell, Inc.*	13,290	472,194

		912,009

Hotels, Restaurants & Leisure 3.8%
Boyd Gaming Corp.*	24,000	316,800
Bravo Brio Restaurant Group, Inc.*	32,900	484,617
DineEquity, Inc.	8,910	859,191
Jack in the Box, Inc.	17,990	1,560,992
La Quinta Holdings, Inc.*	38,200	919,856
Life Time Fitness, Inc.*	8,800	629,200
Papa John’s International, Inc.	7,080	434,500
Ruth’s Hospitality Group, Inc.	27,300	397,215
Vail Resorts, Inc.	3,700	367,077

		5,969,448

Household Durables 2.1%
Helen of Troy Ltd.*	30,450	2,667,724
Libbey, Inc.	16,210	637,864

		3,305,588

Household Products 0.6%
Spectrum Brands Holdings, Inc.	11,200	1,024,016

Common Stocks (continued)

	Shares	Market Value

Independent Power and Renewable Electricity Producers 0.6%
Dynegy, Inc.*	29,180	$970,819

Information Technology Services 4.5%
Acxiom Corp.*	18,880	329,645
CACI International, Inc., Class A*	31,650	2,792,796
ManTech International Corp., Class A	36,600	1,069,818
MAXIMUS, Inc.	16,310	1,044,003
Science Applications International Corp.	37,450	1,876,245

		7,112,507

Insurance 2.6%
American Equity Investment Life Holding Co.	13,000	350,350
Employers Holdings, Inc.	28,300	690,803
First American Financial Corp.	48,750	1,696,012
Navigators Group, Inc. (The)*	9,430	736,012
Stewart Information Services Corp.	15,850	578,525

		4,051,702

Internet & Catalog Retail 1.0%
Blue Nile, Inc.*	23,500	639,435
HSN, Inc.	14,400	898,848

		1,538,283

Internet Software & Services 2.6%
Carbonite, Inc.*	37,600	385,024
Everyday Health, Inc.*	39,590	485,373
GrubHub, Inc.*	44,610	1,836,594
LivePerson, Inc.*	42,050	395,270
OPOWER, Inc.* (a)	38,760	387,600
Stamps.com, Inc.*	9,150	566,294

		4,056,155

Leisure Products 2.1%
Brunswick Corp.	66,200	3,312,648

Life Sciences Tools & Services 2.0%
Cambrex Corp.*	47,800	1,839,822
INC Research Holdings, Inc., Class A*	13,650	457,821
PRA Health Sciences, Inc.*	29,400	837,312

		3,134,955

Machinery 4.8%
Barnes Group, Inc.	34,950	1,401,495
Blount International, Inc.	55,250	732,615
ESCO Technologies, Inc.	17,050	625,735
Federal Signal Corp.	68,800	1,081,536
FreightCar America, Inc.	13,800	360,042
John Bean Technologies Corp.	16,550	638,665
Kadant, Inc.	8,000	407,680
Middleby Corp. (The)*	4,850	491,499
Mueller Industries, Inc.	29,980	1,050,499
Mueller Water Products, Inc., Class A	44,500	416,520
Tennant Co.	5,890	378,668

		7,584,954

110

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media 1.1%
Live Nation Entertainment, Inc.*	52,110	$1,305,877
New Media Investment Group, Inc.	16,750	387,427

		1,693,304

Metals & Mining 1.7%
Coeur Mining, Inc.* (a)	199,450	1,041,129
Globe Specialty Metals, Inc.	60,400	1,203,168
SunCoke Energy, Inc.	20,130	352,879

		2,597,176

Oil, Gas & Consumable Fuels 3.0%
Delek US Holdings, Inc.	9,950	367,354
Nordic American Tankers Ltd.	61,350	750,310
Teekay Tankers Ltd., Class A	151,400	953,820
VAALCO Energy, Inc.*	194,750	481,033
Western Refining, Inc.	49,140	2,164,617

		4,717,134

Paper & Forest Products 1.4%
Boise Cascade Co.*	15,530	538,891
Clearwater Paper Corp.*	6,450	412,607
Neenah Paper, Inc.	10,560	638,563
Resolute Forest Products, Inc.*	34,500	531,990

		2,122,051

Personal Products 0.2%
Inter Parfums, Inc.	11,050	333,489

Pharmaceuticals 1.4%
Nektar Therapeutics*	33,510	319,015
Phibro Animal Health Corp., Class A	16,650	528,804
Supernus Pharmaceuticals, Inc.*	78,550	1,005,440
XenoPort, Inc.*	52,320	310,258

		2,163,517

Professional Services 1.9%
FTI Consulting, Inc.*	10,290	423,022
ICF International, Inc.*	11,050	425,425
Korn/Ferry International	53,210	1,677,711
Resources Connection, Inc.	27,960	440,650

		2,966,808

Real Estate Investment Trusts (REITs) 9.4%
Cedar Realty Trust, Inc.	57,140	399,408
Colony Capital, Inc., Class A	30,690	795,178
DCT Industrial Trust, Inc.	9,600	317,184
DiamondRock Hospitality Co.	106,350	1,442,106
Extra Space Storage, Inc.	17,630	1,162,346
First Industrial Realty Trust, Inc.	136,270	2,688,607
GEO Group, Inc. (The)	58,800	2,293,200
Healthcare Realty Trust, Inc.	14,920	381,952
Lexington Realty Trust	40,240	373,025

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
New York REIT, Inc.	136,050	$1,344,174
PennyMac Mortgage Investment Trust	16,800	351,960
Potlatch Corp.	29,010	1,070,759
Redwood Trust, Inc.	17,860	307,013
Sovran Self Storage, Inc.	6,070	530,154
Sunstone Hotel Investors, Inc.	77,846	1,212,841

		14,669,907

Real Estate Management & Development 0.2%
RE/MAX Holdings, Inc., Class A	11,750	397,033

Road & Rail 0.9%
Old Dominion Freight Line, Inc.*	9,370	666,488
Saia, Inc.*	18,080	736,760

		1,403,248

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	33,150	810,849
FormFactor, Inc.*	66,006	526,068
Intersil Corp., Class A	60,848	812,321
Kulicke & Soffa Industries, Inc.*	61,120	923,523
Lattice Semiconductor Corp.*	58,352	346,027
Qorvo, Inc.*	5,950	392,165
Tessera Technologies, Inc.	66,110	2,387,232

		6,198,185

Software 2.9%
Aspen Technology, Inc.*	9,510	422,149
MicroStrategy, Inc., Class A*	2,050	373,346
Pegasystems, Inc.	25,620	551,855
Progress Software Corp.*	43,380	1,145,232
Rubicon Project, Inc. (The)*	49,900	871,753
SS&C Technologies Holdings, Inc.	8,070	485,572
TubeMogul, Inc.*	22,100	318,240
Varonis Systems, Inc.*	15,170	436,137

		4,604,284

Specialty Retail 1.5%
Brown Shoe Co., Inc.	18,870	560,439
Citi Trends, Inc.*	28,920	658,798
Stage Stores, Inc.	44,900	867,019
Tilly’s, Inc., Class A*	22,500	300,150

		2,386,406

Technology Hardware, Storage & Peripherals 0.4%
QLogic Corp.*	46,570	684,579

Textiles, Apparel & Luxury Goods 0.6%
Oxford Industries, Inc.	12,160	966,112

Thrifts & Mortgage Finance 0.2%
WSFS Financial Corp.	4,716	335,638

Total Common Stocks (cost $138,828,786)		152,438,978

111

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Mutual Fund 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund—Institutional Class, 0.13% (b)(c)	83,351	$83,351

Total Mutual Fund (cost $83,351)		83,351

Repurchase Agreement 0.5%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $811,201, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $827,423. (c)(d)	$811,199	811,199

Total Repurchase Agreement (cost $811,199)		811,199

Total Investments (cost $139,723,336) (e) — 97.8%		153,333,528
Other assets in excess of liabilities — 2.2%		3,393,031

NET ASSETS — 100.0%		$156,726,559

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $859,765.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $894,550.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
25	Russell 2000 Mini Future	06/19/15	$3,041,000	$(91,050)

The accompanying notes are an integral part of these financial statements.

112

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund
Assets:
Investments, at value* (cost $138,912,137)	$152,522,329
Repurchase agreement, at value (cost $811,199)	811,199

Total Investments, at value (total cost $139,723,336)	153,333,528

Cash	4,102,541
Dividends receivable	48,905
Security lending income receivable	214
Receivable for investments sold	1,880,747
Receivable for capital shares issued	1,374,926
Receivable for variation margin on futures contracts	53,636
Prepaid expenses	19,760

Total Assets	160,814,257

Liabilities:
Payable for investments purchased	2,967,995
Payable for capital shares redeemed	56,337
Payable upon return of securities loaned (Note 2)	894,550
Accrued expenses and other payables:
Investment advisory fees	118,851
Fund administration fees	9,768
Distribution fees	11,980
Administrative servicing fees	5,513
Accounting and transfer agent fees	2,867
Trustee fees	52
Custodian fees	483
Compliance program costs (Note 3)	475
Professional fees	12,464
Printing fees	6,346
Other	17

Total Liabilities	4,087,698

Net Assets	$156,726,559

Represented by:
Capital	$145,737,467
Accumulated undistributed net investment income	67,844
Accumulated net realized losses from investments and futures transactions	(2,597,894)
Net unrealized appreciation/(depreciation) from investments	13,610,192
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(91,050)

Net Assets	$156,726,559

Net Assets:
Class A Shares	$29,836,868
Class C Shares	7,564,672
Institutional Service Class Shares	119,160,125
Institutional Class Shares	164,894

Total	$156,726,559

*	Includes value of securities on loan of $859,765 (Note 2)

113

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	950,895
Class C Shares	252,714
Institutional Service Class Shares	3,728,522
Institutional Class Shares	5,154

Total	4,937,285

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$31.38
Class C Shares (b)	$29.93
Institutional Service Class Shares	$31.96
Institutional Class Shares	$31.99
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$33.29

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

114

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund
INVESTMENT INCOME:
Dividend income	$827,374
Interest income	4,768
Income from securities lending (Note 2)	214

Total Income	832,356

EXPENSES:
Investment advisory fees	592,509
Fund administration fees	54,434
Distribution fees Class A	26,149
Distribution fees Class C	29,250
Administrative servicing fees Class A	9,083
Administrative servicing fees Class C	3,048
Administrative servicing fees Institutional Service Class	(8,409)
Registration and filing fees	26,514
Professional fees	13,367
Printing fees	6,123
Trustee fees	1,585
Custodian fees	1,827
Accounting and transfer agent fees	6,361
Other	2,733

Total expenses before expenses reimbursed	764,574

Expenses reimbursed by adviser (Note 3)	(62)

Net Expenses	764,512

NET INVESTMENT INCOME	67,844

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,196,187
Net realized gains from futures transactions (Note 2)	731,214

Net realized gains from investments and futures transactions	10,927,401

Net change in unrealized appreciation/(depreciation) from investments	(6,217,578)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(211,698)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(6,429,276)

Net realized/unrealized gains from investments and futures transactions	4,498,125

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,565,969

The accompanying notes are an integral part of these financial statements.

115

Statements of Changes in Net Assets

	Nationwide HighMark Small Cap Core Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income/(loss)	$67,844	$(93,396)	$(409,764)
Net realized gains from investments and futures transactions	10,927,401	1,939,063	8,928,448
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(6,429,276)	3,441,645	1,153,828

Change in net assets resulting from operations	4,565,969	5,287,312	9,672,512

Change in net assets from capital transactions	60,718,026	1,130,126	1,509,324

Change in net assets	65,283,995	6,417,438	11,181,836

Net Assets:
Beginning of period	91,442,564	85,025,126	73,843,290

End of period	$156,726,559	$91,442,564	$85,025,126

Accumulated undistributed (distributions in excess of) net investment income at end of period	$67,844	$–	$(247,837)

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$18,251,646	$525,803	$486,019
Dividends reinvested	–	–	–
Cost of shares redeemed	(1,719,221)	(356,638)	(1,911,642)

Total Class A Shares	16,532,425	169,165	(1,425,623)

Class C Shares (Note 12)
Proceeds from shares issued	3,369,827	141,904	90,409
Dividends reinvested	–	–	–
Cost of shares redeemed	(272,917)	(103,390)	(969,627)

Total Class C Shares	3,096,910	38,514	(879,218)

Institutional Service Class Shares (Note 12) (b)
Proceeds from shares issued	46,363,043	4,479,024	17,436,398
Dividends reinvested	–	–	–
Cost of shares redeemed	(5,432,575)	(3,556,577)	(13,632,233)

Total Institutional Service Class Shares	40,930,468	922,447	3,804,165

Institutional Class Shares
Proceeds from shares issued	158,259	–	10,000 (c)
Dividends reinvested	–	–	– (c)
Cost of shares redeemed	(36)	–	– (c)

Total Institutional Class Shares	158,223	–	10,000 (c)

Change in net assets from capital transactions	$60,718,026	$1,130,126	$1,509,324

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	591,201	17,980	17,493
Reinvested	–	–	–
Redeemed	(54,592)	(12,309)	(70,553)

Total Class A Shares	536,609	5,671	(53,060)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

116

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Small Cap Core Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
SHARE TRANSACTIONS: (continued)
Class C Shares (Note 12)
Issued	112,241	5,205	3,428
Reinvested	–	–	–
Redeemed	(9,142)	(3,774)	(37,315)

Total Class C Shares	103,099	1,431	(33,887)

Institutional Service Class Shares (Note 12) (b)
Issued	1,459,236	151,653	623,840
Reinvested	–	–	–
Redeemed	(170,023)	(120,776)	(499,452)

Total Institutional Service Class Shares	1,289,213	30,877	124,388

Institutional Class Shares
Issued	4,774	–	381	(c)
Reinvested	–	–	–	(c)
Redeemed	(1)	–	–	(c)

Total Institutional Class Shares	4,773	–	381	(c)

Total change in shares	1,933,694	37,979	37,822

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

117

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Small Cap Core Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$30.10	(0.02)	1.30	1.28	–	–	–	$31.38	4.25%		$29,836,868	1.45%	(0.13%	)	1.45%	49.49%
Period Ended October 31, 2014 (g)(h)	$28.36	(0.05)	1.79	1.74	–	–	–	$30.10	6.14%	(i)	$12,469,982	1.62%	(0.64%	)	1.66%	10.30%
Year Ended July 31, 2014 (g)	$25.02	(0.19)	3.53	3.34	–	–	–	$28.36	13.35%	(i)	$11,588,588	1.59%	(0.69%	)	1.62%	49.64%
Year Ended July 31, 2013 (g)	$19.00	(0.05)	6.07	6.02	–	–	–	$25.02	31.69%		$11,549,088	1.62%	(0.22%	)	1.80%	77.00%
Year Ended July 31, 2012 (g)	$19.09	(0.05)	(0.04)	(0.09)	–	–	–	$19.00	(0.52%	)	$10,869,386	1.62%	(0.27%	)	1.96%	106.00%	(j)
Year Ended July 31, 2011 (g)	$14.47	(0.11)	4.73	4.62	–	–	–	$19.09	32.00%		$536,163	1.62%	(0.62%	)	2.01%	67.00%
Year Ended July 31, 2010 (g)	$11.80	(0.08)	2.78	2.70	(0.03)	(0.03)	–	$14.47	22.86%		$309,823	1.60%	(0.61%	)	2.04%	78.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$28.82	(0.13)	1.24	1.11	–	–	–	$29.93	3.85%		$7,564,672	2.22%	(0.90%	)	2.22%	49.49%
Period Ended October 31, 2014 (g)(h)	$27.20	(0.09)	1.71	1.62	–	–	–	$28.82	5.96%	(i)	$4,312,329	2.22%	(1.24%	)	2.42%	10.30%
Year Ended July 31, 2014 (g)	$24.14	(0.35)	3.41	3.06	–	–	–	$27.20	12.68%	(i)	$4,030,378	2.22%	(1.32%	)	2.29%	49.64%
Year Ended July 31, 2013 (g)	$18.45	(0.17)	5.86	5.69	–	–	–	$24.14	30.84%		$4,395,523	2.22%	(0.82%	)	2.30%	77.00%
Year Ended July 31, 2012 (g)	$18.65	(0.16)	(0.04)	(0.20)	–	–	–	$18.45	(1.07%	)	$3,812,858	2.22%	(0.87%	)	2.46%	106.00%	(j)
Year Ended July 31, 2011 (g)	$14.22	(0.22)	4.65	4.43	–	–	–	$18.65	31.15%		$216,583	2.22%	(1.22%	)	2.51%	67.00%
Year Ended July 31, 2010 (g)	$11.65	(0.16)	2.73	2.57	–	–	–	$14.22	22.17%		$77,175	2.20%	(1.21%	)	2.54%	78.00%

Institutional Service Class Shares(k)
Six Months Ended April 30, 2015 (g) (Unaudited)	$30.60	0.03	1.33	1.36	–	–	–	$31.96	4.44%		$119,160,125	1.11%	0.22%		1.11%	49.49%
Period Ended October 31, 2014 (g)(h)	$28.81	(0.03)	1.82	1.79	–	–	–	$30.60	6.21%	(i)	$74,648,581	1.33%	(0.35%	)	1.33%	10.30%
Year Ended July 31, 2014 (g)	$25.35	(0.12)	3.58	3.46	–	–	–	$28.81	13.65%	(i)	$69,395,173	1.33%	(0.43%	)	1.35%	49.64%
Year Ended July 31, 2013 (g)	$19.20	0.01	6.15	6.16	(0.01)	(0.01)	–	$25.35	32.07%		$57,898,679	1.34%	0.06%		1.56%	77.00%
Year Ended July 31, 2012 (g)	$19.24	0.01	(0.05)	(0.04)	–	–	–	$19.20	(0.21%	)	$46,390,420	1.33%	0.03%		1.71%	106.00%	(j)
Year Ended July 31, 2011 (g)	$14.54	(0.06)	4.76	4.70	–	–	–	$19.24	32.33%		$27,136,559	1.31%	(0.31%	)	1.76%	67.00%
Year Ended July 31, 2010 (g)	$11.85	(0.04)	2.79	2.75	(0.06)	(0.06)	–	$14.54	23.32%		$23,527,050	1.30%	(0.30%	)	1.79%	78.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$30.64	(0.01)	1.36	1.35	–	–	–	$31.99	4.41%		$164,894	1.09%	(0.04%	)	1.09%	49.49%
Period Ended October 31, 2014 (g)(h)	$28.84	(0.02)	1.82	1.80	–	–	–	$30.64	6.24%	(i)	$11,672	1.22%	(0.24%	)	1.33%	10.30%
Period Ended July 31, 2014 (g)(l)	$26.26	(0.08)	2.66	2.58	–	–	–	$28.84	9.82%	(i)	$10,987	1.22%	(0.34%	)	1.25%	49.64%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Excludes merger activity.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(l)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

118

Fund Overview	Nationwide HighMark Value Fund

Asset Allocation†

Common Stocks	96.4%
Preferred Stock	1.1%
Repurchase Agreement	0.5%
Mutual Fund	0.1%
Other assets in excess of liabilities	1.9%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	9.9%
Banks	9.6%
Capital Markets	8.1%
Pharmaceuticals	8.1%
Industrial Conglomerates	4.2%
Health Care Equipment & Supplies	3.9%
Media	3.8%
Insurance	3.8%
Household Products	3.7%
Aerospace & Defense	3.6%
Other Industries*	41.3%
100.0%

Top Holdings††

General Electric Co.	4.2%
Pfizer, Inc.	3.9%
Chevron Corp.	2.9%
Procter & Gamble Co. (The)	2.9%
Citigroup, Inc.	2.6%
Cisco Systems, Inc.	2.3%
Verizon Communications, Inc.	2.0%
Capital One Financial Corp.	2.0%
American International Group, Inc.	1.9%
Bank of New York Mellon Corp. (The)	1.9%
Other Holdings*	73.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

119

Shareholder Expense Example	Nationwide HighMark Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Value Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,027.20	5.38	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.49	5.36	1.07
Class C Shares	Actual	(a)	1,000.00	1,023.00	9.23	1.84
	Hypothetical(a)(b)		1,000.00	1,015.67	9.20	1.84
Institutional Service Class Shares	Actual	(a)	1,000.00	1,028.30	4.12	0.82
	Hypothetical(a)(b)		1,000.00	1,020.73	4.11	0.82
Institutional Class Shares	Actual	(a)	1,000.00	1,028.70	3.87	0.77
	Hypothetical(a)(b)		1,000.00	1,020.98	3.86	0.77

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

120

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks 96.4%

	Shares	Market Value

Aerospace & Defense 3.5%
Airbus Group NV	21,351	$1,479,670
Raytheon Co.	13,317	1,384,968
United Technologies Corp.	18,589	2,114,499

		4,979,137

Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc.	21,104	967,196
United Parcel Service, Inc., Class B	12,845	1,291,308

		2,258,504

Banks 9.5%
Bank of America Corp.	126,067	2,008,247
BB&T Corp.	27,784	1,063,850
CIT Group, Inc.	39,832	1,793,635
Citigroup, Inc.	68,165	3,634,558
Citizens Financial Group, Inc.	27,286	710,800
JPMorgan Chase & Co.	38,416	2,430,196
Zions Bancorporation	63,102	1,787,995

		13,429,281

Beverages 1.1%
Carlsberg A/S, Class B, ADR-DK	88,099	1,603,402

Capital Markets 8.0%
Bank of New York Mellon Corp. (The)	61,304	2,595,611
Blackstone Group LP (The)	37,479	1,535,140
Franklin Resources, Inc.	18,372	947,260
Goldman Sachs Group, Inc. (The)	11,841	2,325,809
Lazard Ltd., Class A	38,259	2,028,875
UBS Group AG*	94,200	1,890,594

		11,323,289

Chemicals 0.8%
Mosaic Co. (The)	26,653	1,172,732

Communications Equipment 3.2%
Cisco Systems, Inc.	110,760	3,193,211
QUALCOMM, Inc.	19,116	1,299,888

		4,493,099

Construction & Engineering 0.5%
Chicago Bridge & Iron Co. NV (a)	16,167	770,357

Consumer Finance 2.0%
Capital One Financial Corp.	35,095	2,837,431

Containers & Packaging 0.4%
Owens-Illinois, Inc.*	20,733	495,726

Diversified Financial Services 1.2%
Intercontinental Exchange, Inc.	7,567	1,699,018

Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	56,559	2,852,836

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.0%
Eaton Corp. PLC	20,508	$1,409,515

Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	19,027	1,266,247

Energy Equipment & Services 1.9%
Halliburton Co.	28,254	1,383,033
National Oilwell Varco, Inc.	23,216	1,263,183

		2,646,216

Food Products 1.6%
Mondelez International, Inc., Class A	60,159	2,308,301

Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	26,974	1,854,193
Hologic, Inc.*	40,063	1,351,725
Medtronic PLC	29,584	2,202,529

		5,408,447

Health Care Providers & Services 0.5%
Express Scripts Holding Co.*	8,830	762,912

Household Durables 0.4%
Lennar Corp., Class A	13,640	624,712

Household Products 3.6%
Henkel AG & Co. KGaA,ADR-DE	10,517	1,066,950
Procter & Gamble Co. (The)	51,059	4,059,701

		5,126,651

Industrial Conglomerates 4.1%
General Electric Co.	215,931	5,847,412

Information Technology Services 1.3%
MasterCard, Inc., Class A	7,702	694,798
Teradata Corp.*	24,985	1,099,090

		1,793,888

Insurance 3.7%
American International Group, Inc.	46,874	2,638,538
MetLife, Inc.	38,379	1,968,459
Willis Group Holdings PLC	14,237	692,345

		5,299,342

Internet & Catalog Retail 1.0%
Liberty Interactive Corp.,Series A*	51,475	1,480,421

Internet Software & Services 1.0%
Google, Inc., Class A*	2,567	1,408,693

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	16,178	669,284

121

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 1.7%
Joy Global, Inc.	23,174	$988,139
Stanley Black & Decker, Inc.	14,033	1,385,057

		2,373,196

Media 3.8%
Comcast Corp., Class A	29,304	1,687,617
Gannett Co., Inc.	33,831	1,161,080
Time Warner, Inc.	29,628	2,500,900

		5,349,597

Multiline Retail 1.7%
Target Corp.	29,743	2,344,641

Oil, Gas & Consumable Fuels 9.7%
Chevron Corp.	36,612	4,066,129
ConocoPhillips	34,619	2,351,323
Occidental Petroleum Corp.	16,640	1,332,864
Phillips 66	23,898	1,895,350
Royal Dutch Shell PLC, Class A,ADR-NL	32,145	2,038,957
Suncor Energy, Inc.	64,513	2,103,124

		13,787,747

Paper & Forest Products 0.9%
International Paper Co.	23,829	1,280,094

Pharmaceuticals 7.9%
Actavis PLC*	4,986	1,410,340
GlaxoSmithKline PLC,ADR-UK	28,404	1,310,845
Merck & Co., Inc.	19,162	1,141,289
Pfizer, Inc.	158,924	5,392,291
Roche Holding AG, ADR-CH	54,758	1,964,717

		11,219,482

Professional Services 1.1%
Nielsen NV	35,844	1,610,829

Real Estate Investment Trusts (REITs) 1.4%
Weyerhaeuser Co.	62,106	1,956,960

Road & Rail 1.5%
Hertz Global Holdings, Inc.*	52,978	1,104,061
Norfolk Southern Corp.	9,954	1,003,861

		2,107,922

Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.	43,338	857,659

Software 3.1%
Microsoft Corp.	51,684	2,513,910
Oracle Corp.	43,180	1,883,511

		4,397,421

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co., Ltd.,GDR-KR	2,112	$1,385,024
Western Digital Corp.	11,619	1,135,641

		2,520,665

Tobacco 1.6%
Philip Morris International, Inc.	27,667	2,309,364

Trading Companies & Distributors 0.5%
United Rentals, Inc.*	7,698	743,473

Total Common Stocks (cost $127,804,232)		136,825,903

Preferred Stock 1.1%
Automobiles 1.1%
Porsche Automobil Holding SE-Preference Shares	16,660	1,580,756

Total Preferred Stock (cost $1,435,854)		1,580,756

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund-Institutional Class, 0.13% (b)(c)	75,286	75,286

Total Mutual Fund (cost $75,286)		75,286

Repurchase Agreement 0.5%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $732,715, collateralized by U.S. Treasury Notes ranging from 0.25%-1.75%, maturing 10/31/15-09/30/19; total market value $747,368. (c)(d)	$732,714	732,714

Total Repurchase Agreement (cost $732,714)		732,714

Total Investments (cost $130,048,086) (e) — 98.1%		139,214,659
Other assets in excess of liabilities — 1.9%		2,734,880

NET ASSETS — 100.0%		$141,949,539

122

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Value Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $789,600.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $808,000.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DE	Germany
DK	Denmark
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
KR	South Korea
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SE	European Public Limited Liability Company
UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

123

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Value Fund
Assets:
Investments, at value* (cost $129,315,372)	$138,481,945
Repurchase agreement, at value (cost $732,714)	732,714

Total Investments, at value (total cost $130,048,086)	139,214,659

Cash	3,690,261
Dividends receivable	137,306
Security lending income receivable	562
Receivable for capital shares issued	81,722
Reclaims receivable	175,468
Prepaid expenses	6,291

Total Assets	143,306,269

Liabilities:
Payable for capital shares redeemed	368,434
Payable upon return of securities loaned (Note 2)	808,000
Accrued expenses and other payables:
Investment advisory fees	71,353
Fund administration fees	10,122
Distribution fees	18,694
Administrative servicing fees	32,686
Accounting and transfer agent fees	11,103
Trustee fees	649
Custodian fees	2,745
Compliance program costs (Note 3)	448
Professional fees	14,179
Printing fees	18,301
Other	16

Total Liabilities	1,356,730

Net Assets	$141,949,539

Represented by:
Capital	$112,563,334
Accumulated undistributed net investment income	244,614
Accumulated net realized gains from investments, futures, and foreign currency transactions	19,979,849
Net unrealized appreciation/(depreciation) from investments	9,166,573
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,831)

Net Assets	$141,949,539

Net Assets:
Class A Shares	$77,552,675
Class C Shares	3,151,656
Institutional Service Class Shares	61,187,818
Institutional Class Shares	57,390

Total	$141,949,539

*	Includes value of securities on loan of $789,600 (Note 2)

124

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,348,996
Class C Shares	228,756
Institutional Service Class Shares	4,195,101
Institutional Class Shares	3,934

Total	9,776,787

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$14.50
Class C Shares (b)	$13.78
Institutional Service Class Shares	$14.59
Institutional Class Shares	$14.59
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$15.38

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

125

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Value Fund
INVESTMENT INCOME:
Dividend income	$2,578,493
Income from securities lending (Note 2)	6,666
Interest income	2,908
Foreign tax withholding	(24,783)

Total Income	2,563,284

EXPENSES:
Investment advisory fees	664,986
Fund administration fees	65,668
Distribution fees Class A	98,520
Distribution fees Class C	16,748
Administrative servicing fees Class A	21,694
Administrative servicing fees Class C	1,354
Administrative servicing fees Institutional Service Class	27,923
Registration and filing fees	28,485
Professional fees	15,186
Printing fees	12,231
Trustee fees	3,358
Custodian fees	5,252
Accounting and transfer agent fees	27,852
Compliance program costs	120
Other	6,577

Total Expenses	995,954

NET INVESTMENT INCOME	1,567,330

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	26,068,576
Net realized losses from futures transactions (Note 2)	(281,169)
Net realized gains from foreign currency transactions (Note 2)	3,629

Net realized gains from investments, futures, and foreign currency transactions	25,791,036

Net change in unrealized appreciation/(depreciation) from investments	(21,951,282)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(204)
Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(21,951,486)
Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	3,839,550

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,406,880

The accompanying notes are an integral part of these financial statements.

126

Statements of Changes in Net Assets

	Nationwide HighMark Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$1,567,330	$736,820	$3,557,194
Net realized gains from investments, futures, and foreign currency transactions	25,791,036	8,017,635	51,683,374
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(21,951,486)	(8,938,365)	(11,238,877)

Change in net assets resulting from operations	5,406,880	(183,910)	44,001,691

Distributions to Shareholders From:
Net investment income:
Class A	(516,875)	(21,505)	(1,111,182)
Class B (b)	–	–	–
Class C	(10,027)	–	(38,056)
Class U (c)	(431,508)	(90,877)	(1,868,788)
Institutional Service Class (d)	(637,291)	(76,863)	(1,607,865)
Institutional Class	(450)	(9)	(172	)(e)
Net realized gains:
Class A	(10,366,625)	–	(16,926,608)
Class B (b)	–	–	–
Class C	(458,349)	–	(739,307)
Class U (c)	(16,688,164)	–	(24,016,009)
Institutional Service Class (d)	(13,409,031)	–	(22,294,154)
Institutional Class	(7,234)	–	(2,209	)(e)

Change in net assets from shareholder distributions	(42,525,554)	(189,254)	(68,604,350)

Change in net assets from capital transactions	(149,826,347)	(11,652,147)	16,457,627

Change in net assets	(186,945,021)	(12,025,311)	(8,145,032)

Net Assets:
Beginning of period	328,894,560	340,919,871	349,064,903

End of period	$141,949,539	$328,894,560	$340,919,871

Accumulated undistributed (distributions in excess of) net investment income at end of period	$244,614	$273,435	$(240,904)

CAPITAL TRANSACTIONS:
Class A Shares (Note 12)
Proceeds from shares issued	$333,850	$80,262	$798,425
Proceeds from shares issued from class conversion	–	–	822,072
Dividends reinvested	10,716,895	21,086	16,978,066
Cost of shares redeemed	(7,034,419)	(3,727,263)	(14,951,547)

Total Class A Shares	4,016,326	(3,625,915)	3,647,016

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective January 2, 2015, all shares of Class U were redeemed in-kind and Class U shares are no longer offered.
(d)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(e)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

127

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (Note 12) (b)
Proceeds from shares issued	$–	$–	$–
Dividends reinvested	–	–	–
Cost of shares redeemed in class conversion	–	–	(822,072)
Cost of shares redeemed	–	–	(91,813)

Total Class B Shares	–	–	(913,885)

Class C Shares (Note 12)
Proceeds from shares issued	79,706	29,863	238,331
Dividends reinvested	466,734	–	757,325
Cost of shares redeemed	(480,697)	(138,295)	(935,072)

Total Class C Shares	65,743	(108,432)	60,584

Class U Shares (Note 12) (c)
Proceeds from shares issued	1,134,085	2,201,823	12,064,380
Dividends reinvested	17,119,672	90,877	25,884,797
Cost of shares redeemed in-kind (Note 11)	(130,316,117)	–	–
Cost of shares redeemed	(4,696,378)	(3,553,501)	(18,564,191)

Total Class U Shares	(116,758,738)	(1,260,801)	19,384,986

Institutional Service Class Shares (Note 12) (d)
Proceeds from shares issued	3,083,089	1,513,337	23,356,001
Dividends reinvested	13,007,947	48,298	21,556,339
Cost of shares redeemed	(53,292,491)	(8,218,643)	(50,647,347)

Total Institutional Service Class Shares	(37,201,455)	(6,657,008)	(5,735,007)

Institutional Class Shares
Proceeds from shares issued	45,068	–	11,552 (e)
Dividends reinvested	7,684	9	2,381 (e)
Cost of shares redeemed	(975)	–	– (e)

Total Institutional Class Shares	51,777	9	13,933 (e)

Change in net assets from capital transactions	$(149,826,347)	$(11,652,147)	$16,457,627

SHARE TRANSACTIONS:
Class A Shares (Note 12)
Issued	22,777	4,918	47,358
Issued in class conversion	–	–	44,700
Reinvested	782,249	1,257	1,114,778
Redeemed	(479,628)	(227,652)	(887,447)

Total Class A Shares	325,398	(221,477)	319,389

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective January 2, 2015, all shares of Class U were redeemed in-kind and Class U shares are no longer offered.
(d)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(e)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

128

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
SHARE TRANSACTIONS: (continued)
Class B Shares (Note 12) (b)
Issued	–	–	–
Reinvested	–	–	–
Redeemed in class conversion	–	–	(45,886)
Redeemed	–	–	(5,185)

Total Class B Shares	–	–	(51,071)

Class C Shares (Note 12)
Issued	5,364	1,969	13,993
Reinvested	35,832	–	51,659
Redeemed	(34,362)	(8,781)	(56,724)

Total Class C Shares	6,834	(6,812)	8,928

Class U Shares (Note 12) (c)
Issued	70,744	134,139	719,034
Reinvested	1,242,356	5,384	1,692,923
Redeemed in-kind (Note 11)	(9,060,490)	–	–
Redeemed	(303,355)	(216,513)	(1,097,881)

Total Class U Shares	(8,050,745)	(76,990)	1,314,076

Institutional Service Class Shares (Note 12) (d)
Issued	209,145	92,233	1,440,596
Reinvested	944,394	2,863	1,410,756
Redeemed	(3,650,240)	(499,521)	(2,990,528)

Total Institutional Service Class Shares	(2,496,701)	(404,425)	(139,176)

Institutional Class Shares
Issued	2,673	–	615 (e)
Reinvested	558	–	156 (e)
Redeemed	(68)	–	– (e)

Total Institutional Class Shares	3,163	–	771 (e)

Total change in shares	(10,212,051)	(709,704)	1,452,917

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective January 2, 2015 all shares of Class U were redeemed in-kind and Class U shares are no longer offered.
(d)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(e)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

129

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.39	0.09	0.22	0.31	(0.10)	(2.10)	(2.20)	$14.50	2.72%		$77,552,675	1.07%	1.22%		1.07%	20.69%
Period Ended October 31, 2014 (g)(h)	$16.41	0.03	(0.05)	(0.02)	–	–	–	$16.39	(0.10%	)	$82,340,241	1.04%	0.69%		1.04%	15.88%
Year Ended July 31, 2014 (g)	$18.10	0.14	2.00	2.14	(0.24)	(3.59)	(3.83)	$16.41	13.45%		$86,074,940	1.13%	0.80%		1.15%	58.15%
Year Ended July 31, 2013 (g)	$15.67	0.16	3.80	3.96	(0.16)	(1.37)	(1.53)	$18.10	27.18%		$89,153,591	1.25%	0.98%		1.36%	55.00%
Year Ended July 31, 2012 (g)	$16.05	0.18	0.27	0.45	(0.18)	(0.65)	(0.83)	$15.67	3.28%		$83,338,902	1.26%	1.20%		1.39%	44.00%	(i)
Year Ended July 31, 2011 (g)	$13.61	0.15	2.57	2.72	(0.28)	–	(0.28)	$16.05	20.12%		$71,163,994	1.27%	0.99%		1.38%	26.00%
Year Ended July 31, 2010 (g)	$12.14	0.23	1.37	1.60	(0.13)	–	(0.13)	$13.61	13.18%		$72,131,888	1.25%	1.70%		1.36%	12.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$15.69	0.03	0.20	0.23	(0.04)	(2.10)	(2.14)	$13.78	2.30%		$3,151,656	1.84%	0.45%		1.84%	20.69%
Period Ended October 31, 2014 (g)(h)	$15.73	–	(0.04)	(0.04)	–	–	–	$15.69	(0.25%	)(j)	$3,480,881	1.81%	(0.09%	)	1.81%	15.88%
Year Ended July 31, 2014 (g)	$17.55	0.03	1.92	1.95	(0.18)	(3.59)	(3.77)	$15.73	12.72%		$3,598,207	1.77%	0.16%		1.77%	58.15%
Year Ended July 31, 2013 (g)	$15.25	0.06	3.69	3.75	(0.08)	(1.37)	(1.45)	$17.55	26.37%		$3,857,499	1.85%	0.38%		1.86%	55.00%
Year Ended July 31, 2012 (g)	$15.63	0.09	0.27	0.36	(0.09)	(0.65)	(0.74)	$15.25	2.70%		$3,792,235	1.86%	0.60%		1.89%	44.00%	(i)
Year Ended July 31, 2011 (g)	$13.26	0.06	2.51	2.57	(0.20)	–	(0.20)	$15.63	19.48%		$2,503,285	1.87%	0.39%		1.88%	26.00%
Year Ended July 31, 2010 (g)	$11.84	0.15	1.32	1.47	(0.05)	–	(0.05)	$13.26	12.50%		$2,547,983	1.85%	1.10%		1.86%	12.00%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.48	0.11	0.22	0.33	(0.12)	(2.10)	(2.22)	$14.59	2.83%		$61,187,818	0.82%	1.55%		0.82%	20.69%
Period Ended October 31, 2014 (g)(h)	$16.50	0.04	(0.05)	(0.01)	(0.01)	–	(0.01)	$16.48	(0.05%	)	$110,272,650	0.78%	0.94%		0.78%	15.88%
Year Ended July 31, 2014 (g)	$18.16	0.18	2.01	2.19	(0.26)	(3.59)	(3.85)	$16.50	13.76%		$117,053,763	0.88%	1.04%		0.90%	58.15%
Year Ended July 31, 2013 (g)	$15.71	0.21	3.81	4.02	(0.20)	(1.37)	(1.57)	$18.16	27.54%		$131,380,766	0.99%	1.24%		1.11%	55.00%
Year Ended July 31, 2012 (g)	$16.09	0.22	0.27	0.49	(0.22)	(0.65)	(0.87)	$15.71	3.50%		$147,100,903	1.00%	1.46%		1.14%	44.00%	(i)
Year Ended July 31, 2011 (g)	$13.64	0.19	2.57	2.76	(0.31)	–	(0.31)	$16.09	20.50%		$234,784,893	1.02%	1.24%		1.13%	26.00%
Year Ended July 31, 2010 (g)	$12.17	0.26	1.37	1.63	(0.16)	–	(0.16)	$13.64	13.43%		$228,162,137	1.00%	1.95%		1.11%	12.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.48	0.10	0.23	0.33	(0.12)	(2.10)	(2.22)	$14.59	2.87%		$57,390	0.77%	1.42%		0.77%	20.69%
Period Ended October 31, 2014 (g)(h)	$16.49	0.04	(0.04)	–	(0.01)	–	(0.01)	$16.48	0.01%		$12,709	0.75%	0.97%		0.75%	15.88%
Period Ended July 31, 2014 (g)(I)	$18.83	0.17	1.36	1.53	(0.28)	(3.59)	(3.87)	$16.49	9.77%		$12,717	0.73%	1.20%		0.73%	58.15%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Excludes merger activity.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(l)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

130

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).

- Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)

- Nationwide Bailard Emerging Markets Equity Fund (“Emerging Markets”)

- Nationwide Bailard International Equities Fund (“International Equities”)

- Nationwide Bailard Technology & Science Fund (“Technology & Science”)

- Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)

- Nationwide Geneva Small Cap Growth Fund (“Small Cap Growth”)

- Nationwide HighMark Balanced Fund (“Balanced”)

- Nationwide HighMark Large Cap Core Equity Fund (“Large Cap Core Equity”)

- Nationwide HighMark Large Cap Growth Fund (“Large Cap Growth”)

- Nationwide HighMark Small Cap Core Fund (“Small Cap Core”)

- Nationwide HighMark Value Fund (“Value”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Institutional Service Class and Institutional Class shares. Each class of shares of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations. Effective January 2, 2015, Value redeemed in-kind all shares of Class U and Class U shares are no longer offered by Value. Please refer to Note 11 for additional information.

Cognitive Value, International Equities, Technology & Science, Mid Cap Growth, Small Cap Growth, Balanced, Large Cap Core Equity, Large Cap Growth, Small Cap Core, and Value (collectively the “Nationwide HighMark Funds”) commenced operations on September 16, 2013 as a result of a tax free reorganization in which each Fund acquired all of the assets, subject to all liabilities and obligations, of the HighMark Cognitive Value Fund, HighMark International Opportunities Fund, HighMark Enhanced Growth Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Balanced Fund, HighMark Large Cap Core Equity Fund, HighMark Large Cap Growth Fund, HighMark Small Cap Core Fund, and HighMark Value Fund, respectively, each a former series of HighMark Funds (each a “Predecessor Fund,” and collectively the “Predecessor Funds”). Each Fund has adopted the historical performance of its corresponding Predecessor Fund. Each Fund and its corresponding Predecessor Fund have substantially similar objectives and investment strategies.

The fiscal year end for the Nationwide HighMark Funds has changed from July 31, 2014 to October 31, 2014. As such, the fiscal year ended October 31, 2014 for the Nationwide HighMark Funds reflects the three month period from August 1, 2014 through October 31, 2014.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets

131

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Funds, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair

132

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investment, otherwise, Level 3 investments within the hierarchy.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings and other market data. Securities valued in this manner are generally categorized as Level 2, consistent with similar valuation techniques and inputs described above for debt and equity securities.

At April 30, 2015, 100% of the market value of Technology & Science, Large Cap Core Equity, and Large Cap Growth was determined based on Level 1 inputs.

133

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2015. Please refer to the Statements of Investments for additional information on portfolio holdings.

Cognitive Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$89,085,367	$—	$—	$89,085,367
Exchange Traded Funds	3,823,312	—	—	3,823,312
Mutual Fund	127,123	—	—	127,123
Repurchase Agreement	—	1,237,202	—	1,237,202
Total	$93,035,802	$1,237,202	$—	$94,273,004

Emerging Markets

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$256,062	$—	$256,062
Automobiles	2,059,500	2,935,176	—	4,994,676
Banks	6,236,181	17,635,943	—	23,872,124
Capital Markets	—	1,268,576	—	1,268,576
Chemicals	933,884	1,843,350	—	2,777,234
Construction & Engineering	—	2,898,424	—	2,898,424
Construction Materials	—	1,846,609	—	1,846,609
Diversified Financial Services	—	3,401,331	—	3,401,331
Diversified Telecommunication Services	730,100	2,580,211	—	3,310,311
Electric Utilities	—	782,711	—	782,711
Electronic Equipment, Instruments & Components	—	3,508,083	—	3,508,083
Food & Staples Retailing	—	2,077,550	—	2,077,550
Food Products	825,238	1,054,361	—	1,879,599
Hotels, Restaurants & Leisure	—	1,022,651	—	1,022,651
Household Durables	—	380,717	—	380,717
Independent Power and Renewable Electricity Producers	—	1,741,404	—	1,741,404
Information Technology Services	2,168,600	—	—	2,168,600
Insurance	467,980	4,405,664	—	4,873,644
Internet Software & Services	996,310	2,579,860	—	3,576,170
Metals & Mining	—	3,840,276	—	3,840,276
Oil, Gas & Consumable Fuels	2,155,862	13,667,856	—	15,823,718
Paper & Forest Products	—	201,646	—	201,646
Personal Products	—	1,904,429	—	1,904,429
Pharmaceuticals	1,299,500	755,483	—	2,054,983
Real Estate Management & Development	—	2,706,862	—	2,706,862
Semiconductors &
Semiconductor Equipment	7,275,999	1,497,478	—	8,773,477
Technology Hardware, Storage & Peripherals	—	6,924,798	—	6,924,798
Textiles, Apparel & Luxury Goods	705,189	1,261,219	—	1,966,408
Tobacco	—	1,062,716	—	1,062,716
Transportation Infrastructure	—	2,322,690	—	2,322,690
Wireless Telecommunication Services	1,951,900	4,422,937	—	6,374,837
Total Common Stocks	$27,806,243	$92,787,073	$—	$120,593,316
Exchange Traded Funds	7,526,600	—	—	7,526,600
Right	—	7,238	—	7,238
Warrant	6,443	—	—	6,443
Total	$35,339,286	$92,794,311	$—	$128,133,597

134

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

International Equities

	Level 1(b)	Level 2(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,936,802	$—	$1,936,802
Air Freight & Logistics	—	2,963,543	—	2,963,543
Airlines	1,621,250	2,333,953	—	3,955,203
Auto Components	—	9,326,645	—	9,326,645
Automobiles	1,029,750	8,155,148	—	9,184,898
Banks	3,839,985	32,765,209	—	36,605,194
Beverages	—	2,434,967	—	2,434,967
Capital Markets	—	6,109,254	—	6,109,254
Chemicals	778,237	5,896,947	—	6,675,184
Commercial Services &
Supplies	—	1,794,551	—	1,794,551
Communications Equipment	—	3,455,280	—	3,455,280
Construction & Engineering	—	2,665,767	—	2,665,767
Construction Materials	—	3,786,003	—	3,786,003
Containers & Packaging	—	4,046,233	—	4,046,233
Diversified Financial Services	—	3,654,009	—	3,654,009
Diversified
Telecommunication
Services	—	10,016,300	—	10,016,300
Electric Utilities	—	1,658,560	—	1,658,560
Electrical Equipment	—	3,573,844	—	3,573,844
Electronic Equipment,
Instruments &
Components	—	2,522,099	—	2,522,099
Energy Equipment &
Services	—	1,680,143	—	1,680,143
Food & Staples Retailing	—	5,831,644	—	5,831,644
Food Products	—	7,632,985	—	7,632,985
Gas Utilities	—	2,998,267	—	2,998,267
Health Care Equipment &
Supplies	—	2,040,603	—	2,040,603
Hotels, Restaurants &
Leisure	—	1,307,265	—	1,307,265
Household Durables	—	4,790,238	—	4,790,238
Household Products	—	2,765,914	—	2,765,914
Industrial Conglomerates	—	1,602,624	—	1,602,624
Information Technology Services	831,819	2,659,953	—	3,491,772
Insurance	385,632	18,853,599	—	19,239,231
Internet Software & Services	996,310	—	—	996,310
Leisure Products	—	2,066,583	—	2,066,583
Life Sciences Tools & Services	—	2,120,851	—	2,120,851
Machinery	—	5,324,569	—	5,324,569
Marine	—	1,257,402	—	1,257,402
Media	—	5,533,520	—	5,533,520
Metals & Mining	—	6,276,194	—	6,276,194
Multiline Retail	—	2,248,610	—	2,248,610
Multi-Utilities	—	2,116,001	—	2,116,001
Oil, Gas & Consumable Fuels	1,778,765	11,604,389	—	13,383,154
Paper & Forest Products	—	6,481,766	—	6,481,766

135

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1(b)	Level 2(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Personal Products	$—	$2,873,341	$—	$2,873,341
Pharmaceuticals	6,646,200	19,307,201	—	25,953,401
Professional Services	—	1,629,935	—	1,629,935
Real Estate Management & Development	—	3,490,148	—	3,490,148
Road & Rail	—	1,681,366	—	1,681,366
Semiconductors & Semiconductor Equipment	3,666,000	1,791,414	—	5,457,414
Software	1,202,693	—	—	1,202,693
Specialty Retail	—	2,632,811	—	2,632,811
Technology Hardware,
Storage & Peripherals	—	7,618,791	—	7,618,791
Textiles, Apparel & Luxury Goods	—	1,550,423	—	1,550,423
Tobacco	—	4,822,293	—	4,822,293
Trading Companies & Distributors	—	3,078,268	—	3,078,268
Transportation Infrastructure	—	876,779	—	876,779
Wireless Telecommunication Services	609,908	6,953,555	—	7,563,463
Total Common Stocks	$23,386,549	$264,594,559	$—	$287,981,108
Exchange Traded Funds	4,599,000	—	—	4,599,000
Forward Foreign Currency Contracts	—	182,824	—	182,824
Mutual Fund	1,039,142	—	—	1,039,142
Repurchase Agreement	—	10,113,285	—	10,113,285
Right	—	9,054	—	9,054
Warrant	21,477	—	—	21,477
Total Assets	$29,046,168	$274,899,722	$—	$303,945,890
Liabilities:
Forward Foreign Currency Contracts	$—	$(1,217,801)	$—	$(1,217,801)
Total Liabilities	$—	$(1,217,801)	$—	$(1,217,801)
Total	$29,046,168	$273,681,921	$—	$302,728,089

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,151,375,597	$—	$—	$1,151,375,597
Mutual Fund	2,279,988	—	—	2,279,988
Repurchase Agreement	—	22,189,616	—	22,189,616
Total	$1,153,655,585	$22,189,616	$—	$1,175,845,201

Small Cap Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$150,035,976	$—	$—	$150,035,976
Mutual Fund	206,658	—	—	206,658
Repurchase Agreement	—	2,011,262	—	2,011,262
Total	$150,242,634	$2,011,262	$—	$152,253,896

136

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Balanced

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$474,825	$—	$474,825
Bank Loans	—	21,679	—	21,679
Collateralized Mortgage Obligations	—	76,516	—	76,516
Commercial Mortgage Backed Securities	—	441,415	—	441,415
Common Stocks	12,559,864	—	—	12,559,864
Corporate Bonds	—	4,727,930	—	4,727,930
Municipal Bonds	—	369,311	—	369,311
U.S. Government Mortgage Backed Agencies	—	1,004,754	—	1,004,754
U.S. Treasury Notes	—	276,703	—	276,703
Total	$12,559,864	$7,393,133	$—	$19,952,997

Small Cap Core

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$152,438,978	$—	$—	$152,438,978
Mutual Fund	83,351	—	—	83,351
Repurchase Agreement	—	811,199	—	811,199
Total Assets	$152,522,329	$811,199	$—	$153,333,528
Liabilities:
Futures Contracts	$(91,050)	$—	$—	$(91,050)
Total Liabilities	$(91,050)	$—	$—	$(91,050)
Total	$152,431,279	$811,199	$—	$153,242,478

Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,499,467	$1,479,670	$—	$4,979,137
Air Freight & Logistics	2,258,504	—	—	2,258,504
Banks	13,429,281	—	—	13,429,281
Beverages	1,603,402	—	—	1,603,402
Capital Markets	11,323,289	—	—	11,323,289
Chemicals	1,172,732	—	—	1,172,732
Communications Equipment	4,493,099	—	—	4,493,099
Construction & Engineering	770,357	—	—	770,357
Consumer Finance	2,837,431	—	—	2,837,431
Containers & Packaging	495,726	—	—	495,726
Diversified Financial Services	1,699,018	—	—	1,699,018
Diversified Telecommunication
Services	2,852,836	—	—	2,852,836
Electrical Equipment	1,409,515	—	—	1,409,515
Electronic Equipment, Instruments & Components	1,266,247	—	—	1,266,247
Energy Equipment & Services	2,646,216	—	—	2,646,216
Food Products	2,308,301	—	—	2,308,301
Health Care Equipment & Supplies	5,408,447	—	—	5,408,447
Health Care Providers & Services	762,912	—	—	762,912

137

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$624,712	$—	$—	$624,712
Household Products	5,126,651	—	—	5,126,651
Industrial Conglomerates	5,847,412	—	—	5,847,412
Information Technology Services	1,793,888	—	—	1,793,888
Insurance	5,299,342	—	—	5,299,342
Internet & Catalog Retail	1,480,421	—	—	1,480,421
Internet Software & Services	1,408,693	—	—	1,408,693
Life Sciences Tools & Services	669,284	—	—	669,284
Machinery	2,373,196	—	—	2,373,196
Media	5,349,597	—	—	5,349,597
Multiline Retail	2,344,641	—	—	2,344,641
Oil, Gas & Consumable Fuels	13,787,747	—	—	13,787,747
Paper & Forest Products	1,280,094	—	—	1,280,094
Pharmaceuticals	11,219,482	—	—	11,219,482
Professional Services	1,610,829	—	—	1,610,829
Real Estate Investment Trusts (REITs)	1,956,960	—	—	1,956,960
Road & Rail	2,107,922	—	—	2,107,922
Semiconductors & Semiconductor Equipment	857,659	—	—	857,659
Software	4,397,421	—	—	4,397,421
Technology Hardware, Storage & Peripherals	1,135,641	1,385,024	—	2,520,665
Tobacco	2,309,364	—	—	2,309,364
Trading Companies & Distributors	743,473	—	—	743,473
Total Common Stocks	$133,961,209	$2,864,694	$—	$136,825,903
Mutual Fund	75,286	—	—	75,286
Preferred Stock	—	1,580,756	—	1,580,756
Repurchase Agreement	—	732,714	—	732,714
Total	$134,036,495	$5,178,164	$—	$139,214,659

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the six months ended April 30, 2015, there were five transfers of common stock investments from Level 2 to Level 1 with a market value of $1,896,671. As of April 30, 2015, the market value of these common stock investments was $3,476,177.

(b)	During the six months ended April 30, 2015, there were six transfers of common stock investments from Level 2 to Level 1 with a market value of $5,097,221. As of April 30, 2015, the market value of these common stock investments was $4,689,089.

During the six months ended April 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3 with the exception of the Emerging Markets and International Equities Funds.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency

138

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Forward Foreign Currency Contracts

International Equities is subject to foreign currency exchange risk in the normal course of pursuing its objectives. International Equities entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract at the time of settlement date or if the fund enters into an offsetting contract before the contractual settlement date or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

International Equities’ forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts”, in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

Large Cap Core Equity, Small Cap Core, and Value are subject to equity price risk in the normal course of pursuing their objectives. Large Cap Core Equity, Small Cap Core, and Value entered into financial futures contracts (“futures contracts”) to enable the Funds to more closely approximate the performance of their benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

139

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts”, in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At April 30, 2015, Value had no open futures contracts.

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2015

International Equities

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$182,824
Total		$182,824
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(1,217,801)
Total		$(1,217,801)

Large Cap Core Equity

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$6,328
Total		$6,328

Small Cap Core

Liabilities:
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(91,050)
Total		$(91,050)
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

140

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015

International Equities

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$5,741,410
Total	$5,741,410

Large Cap Core Equity

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$184,979
Total	$184,979

Small Cap Core

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$731,214
Total	$731,214

Value

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(281,169)
Total	$(281,169)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2015

International Equities

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(2,258,712)
Total	$(2,258,712)

Large Cap Core Equity

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(78,405)
Total	$(78,405)

141

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Small Cap Core

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(211,698)
Total	$(211,698)

Information about derivative instruments reflected as of April 30, 2015 is generally indicative of the type of derivative instruments used for International Equities, Large Cap Core Equity, Small Cap Core, and Value for the six months ended April 30, 2015. The subadviser utilizes futures contracts to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. The number of futures contracts held by the Large Cap Core Equity and Small Cap Core as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

For the six months ended April 30, 2015, the average amount of outstanding futures contracts for Value was as follows.

Futures Contracts:
Average Notional Balance Long(a)	$28,243,094
(a)	Value entered into futures contracts from March 3, 2015 through March 9, 2015.

The subadviser utilizes forward foreign currency contracts to gain exposure to certain currencies in foreign markets. The number of forward foreign currency contracts held by International Equities as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help International Equities mitigate its counterparty risk, International Equities entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between International Equities and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, International Equities may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2015, Large Cap Core Equity and Small Cap Core have entered into futures contracts. These futures contracts agreements do not provide for netting arrangements.

For financial reporting purposes, International Equities does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

142

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following tables set forth International Equities’ net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$182,824	$—	$182,824
Total	$182,824	$—	$182,824

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Brown Brothers Harriman & Co.	$182,824	$(182,824)	$—	$—
Total	$182,824	$(182,824)	$—	$—

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(1,217,801)	$—	$(1,217,801)
Total	$(1,217,801)	$—	$(1,217,801)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Brown Brothers Harriman & Co.	$(1,217,801)	$182,824	$—	$(1,034,977)
Total	$(1,217,801)	$182,824	$—	$(1,034,977)

Amounts designated as “—” are zero.

143

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(e)	Securities Lending

During the six months ended April 30, 2015, Cognitive Value, International Equities, Mid Cap Growth, Small Cap Growth, Small Cap Core, and Value entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. The Funds receive payments from BBH equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2015, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended April 30, 2015, Cognitive Value, International Equities, Mid Cap Growth, Small Cap Growth, Small Cap Core, and Value, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH take possession of the collateral pledged for investments in such repos The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller

144

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2015, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $277,500,541, collateralized by U.S. Treasury Notes, 0.25%—1.75%, maturing 10/31/15—09/30/19; total market value $283,050,000.

At April 30, 2015, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Cognitive Value	Royal Bank of Canada	$1,237,202	$—	$1,237,202	$(1,237,202)	$—
International Equities	Royal Bank of Canada	10,113,285	—	10,113,285	(10,113,285)	—
Mid Cap Growth	Royal Bank of Canada	22,189,616	—	22,189,616	(22,189,616)	—
Small Cap Growth	Royal Bank of Canada	2,011,262	—	2,011,262	(2,011,262)	—
Small Cap Core	Royal Bank of Canada	811,199	—	811,199	(811,199)	—
Value	Royal Bank of Canada	732,714	—	732,714	(732,714)	—

Amounts designated as “—” are zero.

*	At April 30, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual

145

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain / loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and

146

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2015, the subadvisers for each Fund are as follows:

Fund	Subadviser
Cognitive Value	Bailard, Inc. (“Bailard”)
Emerging Markets	Bailard
International Equities	Bailard
Technology & Science	Bailard
Mid Cap Growth	Geneva Capital Management Ltd. (“Geneva”)
Small Cap Growth	Geneva
Balanced	HighMark Capital Management, Inc. (“HighMark”)
Large Cap Core Equity	HighMark
Large Cap Growth	HighMark
Small Cap Core	HighMark
Value	HighMark

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2015, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Cognitive Value	Up to $500 million	0.75%
	On $500 million and more	0.70%
Emerging Markets	Up to $200 million	1.00%
	On $200 million and more	0.97%
International Equities	Up to $1 billion	0.75%
	On $1 billion and more	0.70%
Technology & Science	Up to $500 million	0.75%
	On $500 million up to $1 billion	0.70%
	On $1 billion and more	0.65%
Mid Cap Growth	Up to $250 million	0.75%
	On $250 million up to $500 million	0.70%
	On $500 million and more	0.65%
Small Cap Growth	Up to $250 million	1.00%
	On $250 million up to $500 million	0.95%
	On $500 million and more	0.90%

147

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Balanced	All Assets	0.60%
Large Cap Core Equity
Large Cap Growth
Value
Small Cap Core(a)	Up to $500 million	0.90%
	On $500 million and more	0.85%
(a)	For the period from April 15, 2015 through April 30, 2015.

Prior to April 15, 2015, under the terms of the Investment Advisory Agreement, Small Cap Core paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Small Cap Core	All Assets	0.95%

For the six months ended April 30, 2015, the effective advisory fee rates were as follows:

Fund	Effective Advisory Fee Rates
Cognitive Value	0.75%
Emerging Markets	0.99
International Equities	0.75
Technology & Science	0.75
Mid Cap Growth	0.68
Small Cap Growth	1.00
Balanced	0.60
Large Cap Core Equity	0.60
Large Cap Growth	0.60
Small Cap Core	0.94
Value	0.60

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts until February 29, 2016:

Fund	Class A	Class C	Class M	Institutional Service Class	Institutional Class	Class U
Cognitive Value	1.47%	2.07%	1.07%	1.22%	1.07%	N/A
International Equities	1.42	2.10	1.10	1.27	1.10	N/A
Technology & Science	1.45	2.05	1.05	1.20	1.05	N/A
Mid Cap Growth	1.38	1.98	N/A	1.13	0.98	N/A
Small Cap Growth	1.62	2.22	N/A	1.37	1.22	N/A
Balanced	1.24	1.84	N/A	0.99	0.84	N/A

148

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund	Class A	Class C	Class M	Institutional Service Class	Institutional Class	Class U
Large Cap Core Equity	1.22%	1.82%	N/A	0.97%	0.82%	N/A
Large Cap Growth	1.27	1.87	N/A	1.02	0.87	N/A
Small Cap Core	1.62	2.22	N/A	1.37	1.22	N/A
Value	1.25	1.85	N/A	1.00	0.85	0.87%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits Emerging Market’s operating expenses (excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 1.10% until February 29, 2016.

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2015, the cumulative potential reimbursements for the Funds, listed by the period in which NFA waived fees or reimbursed expenses to the Funds, are:

Fund	Period Ended July 31, 2014 (a)	Period Ended October 31, 2014		Six Months Ended April 30, 2015	Total
Cognitive Value	$—	$8,533	(b)	$75	$8,608
Emerging Markets	N/A	154,262	(c)	126,232	280,494
International Equities	—	—	(b)	—	—
Technology & Science	—	6,838	(b)	—	6,838
Mid Cap Growth	—	—	(b)	—	—
Small Cap Growth	3,329	10,276	(b)	4,983	18,588
Balanced	141,707	76,752	(b)	80,194	298,653
Large Cap Core Equity	30,107	22,684	(b)	4,168	56,959
Large Cap Growth	45,495	46,889	(b)	39,604	131,988
Small Cap Core	2,303	3,358	(b)	62	5,723
Value	—	—	(b)	—	—

N/A—Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from September 16, 2013 through July 31, 2014.
(b)	For the period from August 1, 2014 through October 31, 2014.
(c)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

During the six months ended April 30, 2015, no amounts were reimbursed to NFA by the Funds pursuant to the Expense Limitation Agreement.

149

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2015, NFM earned $737,222 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2015, the Funds’ aggregate portion of such costs amounted to $2,845.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:

—	0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
—	1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2015, the Funds imposed front-end sales charges of $318,686.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions, and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2015, the Funds imposed CDSCs of $894.

150

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

A Fund may retain all or a portion of the sales charges.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of each of the Funds.

For the six months ended April 30, 2015, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A	Class C	Institutional Service Class
Cognitive Value	0.08%	0.08%	—%
Emerging Markets	0.01	—	0.03
International Equities	0.04	0.10	0.06
Technology & Science	0.07	0.03	0.08
Mid Cap Growth	0.18	0.11	0.14
Small Cap Growth	0.13	0.10	0.10
Balanced	0.04	0.08	0.25
Large Cap Core Equity	0.11	0.08	—
Large Cap Growth	0.08	0.06	0.09
Small Cap Core	0.09	0.10	—
Value	0.06	0.08	0.06
Amounts	designated as “—” are zero or have been rounded to zero.

For the six months ended April 30, 2015, each Fund’s total administrative servicing fees were as follows:

Fund	Amount
Cognitive Value	$1,717
Emerging Markets	5
International Equities	29,031
Technology & Science	1,462
Mid Cap Growth	958,426
Small Cap Growth	80,301
Balanced	10,430
Large Cap Core Equity	7,003
Large Cap Growth	17,154
Small Cap Core	3,722
Value	50,971

151

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

As of April 30, 2015, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Cognitive Value	0.01%
Emerging Markets	73.80
International Equities	—
Technology & Science	0.01
Mid Cap Growth	—
Small Cap Growth	0.01
Balanced	0.06
Large Cap Core Equity	0.02
Large Cap Growth	0.03
Small Cap Core	0.01
Value	0.01
Amounts	designated as “—” are zero or have been rounded to zero.

4.  Line of Credit and Earnings Credit

The Trust and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015. At April 30, 2015 the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

5.  Investment Transactions

For the six months ended April 30, 2015, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Cognitive Value	$93,297,983	$92,365,875
Emerging Markets	119,150,754	24,004,102
International Equities	160,879,501	137,532,653
Technology & Science	17,023,193	20,764,171
Mid Cap Growth	91,565,698	347,417,612
Small Cap Growth	19,254,902	33,009,544
Balanced	3,861,512	5,817,137

152

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund	Purchases	Sales
Large Cap Core Equity	$18,927,251	$23,946,594
Large Cap Growth	7,026,279	13,201,028
Small Cap Core	119,434,782	59,053,132
Value	46,744,829	11,308,957

For the six months ended April 30, 2015, purchases and sales of U.S. Government securities were as follows:

Fund	Purchases	Sales
Balanced	$252,448	$501,670

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust invests through an omnibus account at BBH cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements

153

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statement disclosures.

9.  Other

As of April 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Cognitive Value	66.94%	2
Emerging Markets	90.27	4
International Equities	45.74	2
Technology & Science	68.84	2
Mid Cap Growth	19.17	1
Small Cap Growth	47.92	2
Balanced	53.13	3
Large Cap Core Equity	75.71	2
Large Cap Growth	47.52	2
Small Cap Core	41.62	2
Value	54.02	3

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of a Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in a Fund’s Statement of Operations. During the six months ended April 30, 2015, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
Cognitive Value	$—
Emerging Markets	—
International Equities	—
Technology & Science	—
Mid Cap Growth	22,469
Small Cap Growth	9,603
Balanced	874
Large Cap Core Equity	6,870

154

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund	Amount
Large Cap Growth	—
Small Cap Core	38,659
Value	29,895

Amounts designated as “—” are zero or have been rounded to zero.

11.  In-Kind Redemption

The Funds generally plan to redeem their shares for cash. Each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, taking into account the best interests of all Fund shareholders, to honor any redemption request by transferring some of the securities held by the Fund directly to a redeeming shareholder (“redemption in-kind”). The Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Fund’s investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund’s NAV and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder’s redemption request – thus limiting the potential adverse effect on the distributing Fund’s net asset value.

On January 2, 2015, the shareholders of Value, all of whom were considered affiliated persons of the Fund, redeemed all outstanding Class U Shares. The Fund paid the redemption proceeds to the shareholders primarily by means of a redemption in-kind of the Fund’s portfolio securities.

	Net Asset of In-Kind Redemption	Cash	Market Value of Securities	Realized Gain/(Loss)
Class U Shares	$130,316,117	$3,442,285	$126,873,832	$11,206,660

12.  Reorganization

The Nationwide HighMark Funds commenced operations on September 16, 2013 as a result of a tax free reorganization in which each Nationwide HighMark Fund acquired all of the assets, subject to all liabilities and obligations, of the Predecessor Fund. Class A and Class B, Class C, Class M, Class U and Fiduciary shareholders of each Predecessor Fund received Class A, Class C, Class M, Class U and Institutional Service Class shares, respectively, of the Nationwide HighMark Funds with an aggregate share net asset value equal to the aggregate share net asset value of their shares in the respective Predecessor Funds immediately prior to the reorganization. Each Predecessor Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Nationwide HighMark Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, each Predecessor Fund’s operating history prior to the reorganization is reflected in Nationwide HighMark Fund’s financial statements and financial highlights.

155

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the Nationwide HighMark Fund as noted below:

Fund/Class	Shares	Value
Cognitive Value
Class A	79,122	$1,160,869
Class C	38,504	548,477
Class M	6,178,315	90,565,455
Institutional Service Class*	123,558	1,810,376
International Equities
Class A	552,960	4,230,036
Class C	163,235	1,239,920
Class M	20,228,917	154,593,432
Institutional Service Class*	8,207,651	62,668,697
Technology & Science
Class A	115,935	1,609,414
Class C	30,615	407,158
Class M	6,212,912	88,795,564
Institutional Service Class*	98,988	1,411,690
Mid Cap Growth
Class A	16,855,620	486,466,686
Class B**	77,898	2,015,420
Class C	3,789,488	99,286,490
Institutional Service Class*	29,120,415	850,380,173
Small Cap Growth
Class A	618,599	25,816,384
Class C	315,334	12,816,312
Institutional Service Class*	1,854,739	78,316,905
Balanced
Class A	737,766	11,611,484
Class B**	964	15,113
Class C	317,473	4,960,134
Institutional Service Class*	1,087,608	17,164,629
Large Cap Core Equity
Class A	864,698	9,866,895
Class C	88,963	986,061
Institutional Service Class*	4,076,059	46,641,531
Large Cap Growth
Class A	1,307,603	16,687,369
Class B**	35,603	420,647
Class C	237,559	2,780,058
Institutional Service Class*	3,946,704	51,337,939

156

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund/Class	Shares	Value
Small Cap Core
Class A	448,487	$11,344,436
Class C	179,874	4,387,651
Institutional Service Class*	2,146,106	55,026,803
Value
Class A	4,833,319	88,889,092
Class B**	45,886	822,074
Class C	213,293	3,800,477
Class U	6,759,747	124,831,564
Institutional Service Class*	6,788,513	125,287,440
*	Effective September 16, 2013, Fiduciary shares were renamed Institutional Service Class Shares.

**	Effective September 16, 2013, Class B Shares were converted into Class A Shares. See Statements of Changes in Net Assets for additional information.

13.  Federal Tax Information

As of April 30, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cognitive Value	$87,665,873	$7,712,907	$(1,105,776)	$6,607,131
Emerging Markets	125,363,344	4,294,992	(1,524,739)	2,770,253
International Equities	260,872,110	46,616,123	(3,725,167)	42,890,956
Technology & Science	60,146,391	47,883,200	(650,087)	47,233,113
Mid Cap Growth	873,482,489	309,742,266	(7,379,554)	302,362,712
Small Cap Growth	127,584,248	28,883,314	(4,213,666)	24,669,648
Balanced	17,244,185	2,932,522	(223,710)	2,708,812
Large Cap Core Equity	49,202,287	13,086,815	(1,039,528)	12,047,287
Large Cap Growth	30,880,937	8,921,006	(373,332)	8,547,674
Small Cap Core	139,902,778	19,402,482	(5,971,732)	13,430,750
Value	130,155,870	12,212,404	(3,153,615)	9,058,789

14.  Subsequent Events

On June 10, 2015, the Board of Trustees including a majority of the trustees who are not “interested persons” of the Trust, considered and approved a proposal to liquidate Balanced, a series of the Trust. Balanced will be liquidated on or about October 23, 2015 (the “Liquidation Date”) pursuant to a Board of Trustees approved Plan of Liquidation (the “Plan”). Until the Liquidation Date, Balanced is permitted to depart from its stated investment objective and strategies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of Balanced’s liquidation, Balanced intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments. Effective June 23, 2015 (“Effective Date”), new account requests, exchanges into Balanced and purchase orders for Balanced shares will no longer be permitted (other than those purchase orders received through dividend reinvestment or purchase orders from qualified retirements plans or their participants who are existing shareholders as of the Effective Date).

157

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

On June 10, 2015, the Board of Trustees of the Trust, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between Large Cap Growth and Large Cap Core Equity, each a series of the Trust, pursuant to which Large Cap Growth would be merged into Large Cap Core Equity (the “Merger”). Shareholders of Large Cap Growth are not required, and will not be requested, to approve the Merger. Further information regarding the details of the Merger and Large Cap Core Equity will be provided in an information statement that will be delivered to Large Cap Growth shareholders.

On June 10, 2015, the Board of Trustees of the Trust, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between Value and the Nationwide Fund, each a series of the Trust, pursuant to which Value would be merged into the Nationwide Fund (the “Merger”). Shareholders of Value are not required, and will not be requested, to approve the Merger. Further information regarding the details of the Merger and the Nationwide Fund will be provided in an information statement that will be delivered to Value shareholders.

158

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide HighMark Large Cap Growth Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide HighMark Balanced Fund

Nationwide Bailard Technology & Science Fund

Nationwide Small Company Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Bailard International Equities Fund

Nationwide Global Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Bond Fund

Nationwide HighMark Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide High Yield Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Portfolio Completion Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

159

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Lipper containing only sub-advised funds, and multi-manager funds;

—	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

160

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

—

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization.

Nationwide Fund, Nationwide Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Ziegler Equity Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide Small Company Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Short Term Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the one-year period in the case of Nationwide Inflation-Protected Securities Fund, and the two-year period in the case of Nationwide Small Company Growth Fund, each of which had less than three years of performance history). The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Core Plus Bond Fund, Nationwide Government Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014. The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Money Market Fund, Nationwide Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the two-year period in the case of Nationwide HighMark Value Fund, which had less than three years of performance history). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style

161

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s investment program. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are seven asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes, and that all seven of the Fund’s underlying index-replicating sleeves had tracked the corresponding index returns within their specified tracking error bands. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group.

Nationwide HighMark Value Fund, Nationwide Core Plus Bond Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Lipper expense group. As to the Nationwide HighMark Value Fund, the Trustees considered that the Adviser had agreed to implement new permanent breakpoints in the Fund’s advisory fee (not subject to later recoupment by the Adviser). As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s advisory fee was only 5 basis points above the 60th percentile of the Lipper expense group.

Nationwide HighMark Small Cap Core Fund, Nationwide Money Market Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees noted that each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide HighMark Small Cap Core Fund and Nationwide HighMark National Intermediate Tax Free Bond Fund, the Trustees considered that the Adviser had agreed to permanent amendments to the Advisory Agreements reducing the advisory fee and implementing advisory fee breakpoints (not subject to later recoupment by the Adviser). As to Nationwide Money Market Fund, the Trustees considered that the Fund’s total expense ratio was only 1 basis point above the 60th percentile of the Lipper expense group, and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Bond Fund, Nationwide Government Bond Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide HighMark Bond Fund, the Trustees considered that the Adviser agreed to permanent amendments to the Advisory Agreements reducing the Fund’s advisory fee in order to reduce Fund expenses (not subject to later recoupment by the Adviser). As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, and that the Adviser was proposing to implement an additional expense limitation to reduce Fund expenses.

162

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules (except Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Value Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund) are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. With respect to each Fund which did not have breakpoints, the Trustees noted that the Adviser was proposing to implement permanent breakpoints for each of these Funds (not subject to later recoupment by the Adviser).

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

163

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

164

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

165

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

166

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

167

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

168

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

169

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

170

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

171

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

172

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

173

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-CEQ (6/15)

Semiannual Report

April 30, 2015 (Unaudited)

Nationwide Mutual Funds

Fixed-Income Funds

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide High Yield Bond Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%; utilities, down 1.1%; and industrials, up 2.05%.

Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

2

Fund Overview	Nationwide Bond Fund

Asset Allocation†

Corporate Bonds	44.1%
U.S. Treasury Notes	43.7%
Commercial Mortgage Backed Securities	3.5%
U.S. Government Mortgage Backed Agencies	2.8%
Asset-Backed Securities	1.7%
Collateralized Mortgage Obligations	1.4%
Municipal Bonds	1.0%
Yankee Dollars	0.6%
Other assets in excess of liabilities	1.2%
100.0%

Top Industries††

Banks	4.3%
Electric Utilities	4.1%
Oil, Gas & Consumable Fuels	3.9%
Insurance	3.7%
Real Estate Investment Trusts (REITs)	3.7%
Chemicals	2.3%
Diversified Telecommunication Services	2.3%
Gas Utilities	2.0%
Airlines	1.7%
Capital Markets	1.7%
Other Industries	70.3%
100.0%

Top Holdings††

U.S. Treasury Notes, 1.38%, 03/31/20	18.8%
U.S. Treasury Notes, 1.38%, 02/29/20	17.6%
U.S. Treasury Notes, 1.75%, 03/31/22	2.5%
U.S. Treasury Notes, 2.50%, 05/15/24	2.5%
Federal National Mortgage Association Pool, 3.50%, 02/01/45	1.7%
HERO Funding Trust, 3.84%, 09/20/40	1.6%
Metropolitan Life Global Funding I, 2.00%, 04/14/20	1.5%
U.S. Treasury Notes, 1.38%, 07/31/18	1.3%
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 04/28/21	1.3%
Oracle Corp., 2.95%, 05/15/25	1.3%
Other Holdings	49.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

3

Shareholder Expense Example	Nationwide Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,010.60	3.99	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class C Shares	Actual	(a)	1,000.00	1,006.80	7.81	1.57
	Hypothetical	(a)(b)	1,000.00	1,017.01	7.85	1.57
Class R Shares	Actual	(a)	1,000.00	1,009.40	6.28	1.26
	Hypothetical	(a)(b)	1,000.00	1,018.55	6.31	1.26
Institutional Service Class Shares	Actual	(a)	1,000.00	1,012.00	2.59	0.52
	Hypothetical	(a)(b)	1,000.00	1,022.22	2.61	0.52
Institutional Class Shares	Actual	(a)	1,000.00	1,012.10	2.20	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.61	2.21	0.44

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 1.7%

	Principal Amount	Market Value

Other 1.7%
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 09/20/40 (a)	$3,750,000	$3,748,305
Residential Asset Mortgage Products, Inc.,
Series 2002-RS1, Class AI5,
5.91%, 01/25/32 (b)	309,456	314,563
Structured Asset Securities Corp.,
Series 2004-6XS, Class A6,
4.63%, 03/25/34 (c)	52,470	53,750

		4,116,618

Total Asset-Backed Securities (cost $4,110,230)		4,116,618

Collateralized Mortgage Obligations 1.4%
American Home Mortgage Investment Trust,
Series 2004-3, Class 6A1,
4.82%, 10/25/34 (c)	160,315	165,629
Countrywide Alternative Loan Trust,
Series 2007-2CB, Class 2A14,
5.75%, 03/25/37	580,336	515,499
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-15, Class A7,
5.50%, 08/25/35	202,786	191,725
Federal National Mortgage Association REMICS
Series 2003-33, Class LB,
5.50%, 05/25/23	1,158,509	1,277,052
Series 2009-42, Class AP, 4.50%, 03/25/39	724,367	771,462
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	588,456	522,563

Total Collateralized Mortgage Obligations (cost $3,400,943)		3,443,930

Commercial Mortgage Backed Securities 3.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-6, Class AM,
5.33%, 09/10/47 (b)	1,000,000	1,017,796
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3B,
5.90%, 12/10/49 (b)	1,000,000	1,003,595
Commercial Mortgage Pass Through Certificates,
Series 2014-TWC, Class B,
1.78%, 02/13/32 (a)(b)	1,000,000	1,000,205

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A3,
5.69%, 09/15/40 (b)	$706,685	$705,979
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.44%, 03/10/39	2,000,000	2,105,608
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class AM,
5.59%, 11/10/39	1,000,000	1,053,842
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2011-C4, Class A2,
3.34%, 07/15/46 (a)	1,532,438	1,564,595

Total Commercial Mortgage Backed Securities (cost $8,551,281)		8,451,620

Corporate Bonds 44.1%
Aerospace & Defense 1.1%
United Technologies Corp.,
3.10%, 06/01/22	1,000,000	1,034,662
4.50%, 06/01/42	500,000	532,449
4.15%, 05/15/45	1,000,000	1,006,729

		2,573,840

Airlines 1.7%
Air Canada Pass Through Trust,
Series 2015-1, Class B, 3.88%, 03/15/23 (a)	2,000,000	2,007,400
American Airlines Pass Through Trust,
Series 2013-2, Class B, 5.60%, 01/15/22 (a)	954,429	1,000,909
British Airways PLC,
Series 2013-1, Class B, 5.63%, 12/20/21 (a)	919,883	979,676
Continental Airlines Pass Through Trust,
Series 1997-4, Class B, 6.90%, 07/02/18	72,696	75,146

		4,063,131

Auto Components 0.4%
BorgWarner, Inc.,
3.38%, 03/15/25	1,000,000	1,015,553

Automobiles 1.3%
Hyundai Capital America,
2.60%, 03/19/20 (a)	2,000,000	2,026,308
Hyundai Capital Services, Inc.,
3.50%, 09/13/17 (a)	1,000,000	1,037,774

		3,064,082

5

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks 4.3%
Bank of America Corp.,
4.20%, 08/26/24	$1,000,000	$1,010,260
4.00%, 01/22/25	1,000,000	991,146
Series L, 3.95%, 04/21/25	750,000	738,703
Bank of America NA,
6.10%, 06/15/17	750,000	814,244
CoBank ACB,
7.88%, 04/16/18 (a)	850,000	989,352
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
5.75%, 12/01/43	600,000	720,691
HSBC Holdings PLC,
5.25%, 03/14/44	750,000	833,752
Huntington Bancshares, Inc.,
7.00%, 12/15/20	500,000	599,909
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18 (d)	1,000,000	1,065,000
3.88%, 09/10/24	500,000	505,034
National City Corp.,
6.88%, 05/15/19	1,000,000	1,171,338
Sovereign Bank,
8.75%, 05/30/18	750,000	880,626

		10,320,055

Biotechnology 0.3%
Celgene Corp.,
4.63%, 05/15/44	650,000	665,541

Capital Markets 1.6%
FMR LLC,
7.49%, 06/15/19 (a)	1,750,000	2,108,657
5.35%, 11/15/21 (a)	785,000	906,214
Morgan Stanley,
3.95%, 04/23/27	1,000,000	981,658

		3,996,529

Chemicals 1.7%
Cytec Industries, Inc.,
3.95%, 05/01/25	600,000	609,935
Monsanto Co.,
3.38%, 07/15/24	500,000	515,966
2.85%, 04/15/25	1,000,000	985,826
Potash Corp. of Saskatchewan, Inc.,
3.00%, 04/01/25	2,000,000	1,975,292

		4,087,019

Commercial Services & Supplies 0.5%
Clean Harbors, Inc.,
5.13%, 06/01/21	200,000	204,000
Waste Management, Inc.,
3.13%, 03/01/25	1,000,000	998,218

		1,202,218

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 1.1%
General Electric Capital Corp.,
5.30%, 02/11/21	$500,000	$579,017
4.65%, 10/17/21	1,250,000	1,419,457
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	500,000	645,857

		2,644,331

Diversified Telecommunication Services 2.3%
AT&T, Inc.,
3.40%, 05/15/25	1,500,000	1,484,155
Qwest Corp.,
6.88%, 09/15/33	1,000,000	1,008,122
Verizon Communications, Inc.,
2.45%, 11/01/22	2,000,000	1,916,838
5.15%, 09/15/23	500,000	564,326
3.50%, 11/01/24	500,000	505,896

		5,479,337

Electric Utilities 4.1%
Alabama Power Co.,
2.80%, 04/01/25	2,000,000	1,997,270
Duke Energy Corp.,
3.55%, 09/15/21	2,000,000	2,118,020
ITC Holdings Corp.,
3.65%, 06/15/24	1,000,000	1,029,353
Kansas City Power & Light Co.,
Series 09A, 7.15%, 04/01/19	1,000,000	1,195,749
PSEG Power LLC,
4.30%, 11/15/23	1,000,000	1,070,010
Southern California Edison Co.,
1.85%, 02/01/22	1,700,000	1,705,265
Southwestern Electric Power Co.,
Series J, 3.90%, 04/01/45	750,000	720,416

		9,836,083

Energy Equipment & Services 0.3%
SESI LLC,
6.38%, 05/01/19	200,000	205,000
Weatherford International Ltd.,
6.75%, 09/15/40	500,000	470,534

		675,534

Food & Staples Retailing 1.2%
CVS Pass-Through Trust,
6.94%, 01/10/30	2,045,952	2,522,865
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	500,000	509,428

		3,032,293

Food Products 1.5%
ConAgra Foods, Inc.,
4.95%, 08/15/20	750,000	820,378

6

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
HJ Heinz Co.,
4.25%, 10/15/20	$200,000	$205,000
Kraft Foods Group, Inc.,
5.38%, 02/10/20	1,000,000	1,133,485
Post Holdings, Inc.,
6.75%, 12/01/21 (a)	200,000	202,300
Tyson Foods, Inc.,
2.65%, 08/15/19	850,000	867,204
3.95%, 08/15/24	500,000	521,383

		3,749,750

Gas Utilities 2.0%
Boardwalk Pipelines LP,
5.75%, 09/15/19	750,000	804,407
4.95%, 12/15/24	250,000	250,536
Kinder Morgan Energy Partners LP,
5.00%, 10/01/21	2,000,000	2,155,370
3.95%, 09/01/22	1,000,000	1,014,439
Spectra Energy Partners LP,
4.60%, 06/15/21	500,000	547,197

		4,771,949

Health Care Providers & Services 0.7%
Express Scripts Holding Co.,
4.75%, 11/15/21	500,000	555,978
Medtronic, Inc.,
3.50%, 03/15/25 (a)	1,000,000	1,034,093

		1,590,071

Industrial Conglomerates 0.5%
Eaton Corp.,
8.88%, 06/15/19	1,000,000	1,229,386

Information Technology Services 0.1%
Audatex North America, Inc.,
6.00%, 06/15/21 (a)	200,000	206,562

Insurance 3.7%
Aflac, Inc.,
2.40%, 03/16/20	2,000,000	2,026,404
Five Corners Funding Trust,
4.42%, 11/15/23 (a)	750,000	800,383
Liberty Mutual Group, Inc.,
4.95%, 05/01/22 (a)	850,000	935,457
Metropolitan Life Global Funding I,
2.00%, 04/14/20 (a)	3,500,000	3,484,831
Oil Insurance Ltd.,
3.26%, 06/01/15 (a)(d)	1,000,000	860,000
TIAA Asset Management Finance Co. LLC,
4.13%, 11/01/24 (a)	700,000	733,573

		8,840,648

Corporate Bonds (continued)

	Principal Amount	Market Value

Media 0.6%
CBS Corp.,
3.50%, 01/15/25	$500,000	$500,151
Time Warner, Inc.,
3.55%, 06/01/24	1,000,000	1,022,408

		1,522,559

Metals & Mining 1.0%
Anglo American Capital PLC,
9.38%, 04/08/19 (a)	550,000	685,423
Barrick Gold Corp.,
6.95%, 04/01/19	750,000	873,652
Freeport-McMoRan Copper & Gold, Inc.,
3.10%, 03/15/20	900,000	889,456
Freeport-McMoRan, Inc.,
3.55%, 03/01/22	100,000	93,846

		2,542,377

Multiline Retail 0.4%
Wal-Mart Stores, Inc.,
5.63%, 04/15/41	755,000	950,405

Multi-Utilities & Unregulated Power 0.1%
Calpine Corp.,
7.88%, 01/15/23 (a)	175,000	192,500

Oil, Gas & Consumable Fuels 3.8%
Anadarko Petroleum Corp.,
6.95%, 06/15/19	800,000	941,057
Atwood Oceanics, Inc.,
6.50%, 02/01/20	200,000	195,500
Baytex Energy Corp.,
5.13%, 06/01/21 (a)	200,000	195,000
BP Capital Markets PLC,
2.24%, 05/10/19	750,000	758,483
Helmerich & Payne International Drilling Co.,
4.65%, 03/15/25 (a)	1,000,000	1,051,784
Murphy Oil Corp.,
3.70%, 12/01/22	1,000,000	937,127
Petrobras International Finance Co.,
3.88%, 01/27/16	1,000,000	1,001,620
Petroleos Mexicanos,
5.63%, 01/23/46 (a)	500,000	501,050
Pride International, Inc.,
6.88%, 08/15/20	1,000,000	1,146,104
Rowan Cos., Inc.,
5.00%, 09/01/17	1,000,000	1,038,725
Transocean, Inc.,
6.38%, 12/15/21	1,425,000	1,255,781
WPX Energy, Inc.,
6.00%, 01/15/22	200,000	196,076

		9,218,307

7

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals 1.5%
AbbVie, Inc.,
2.90%, 11/06/22	$1,000,000	$988,628
Actavis Funding SCS,
3.85%, 06/15/24	500,000	509,000
3.80%, 03/15/25	1,500,000	1,516,164
Hospira, Inc.,
6.05%, 03/30/17	500,000	542,382

		3,556,174

Real Estate Investment Trusts (REITs) 3.6%
Corrections Corp. of America, 4.13%, 04/01/20	200,000	202,000
Highwoods Realty LP,
5.85%, 03/15/17	1,000,000	1,077,449
3.63%, 01/15/23	1,000,000	1,013,639
Liberty Property LP,
3.38%, 06/15/23	1,000,000	985,248
3.75%, 04/01/25	1,000,000	1,001,936
Scentre Group Trust 1/Scentre Group Trust 2,
2.38%, 04/28/21 (a)	3,000,000	2,972,436
WEA Finance LLC/Westfield UK & Europe Finance PLC,
2.70%, 09/17/19 (a)	1,500,000	1,519,572

		8,772,280

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
3.00%, 04/01/25	1,000,000	1,001,161
4.90%, 04/01/44	250,000	282,027

		1,283,188

Software 1.2%
Oracle Corp.,
2.95%, 05/15/25	3,000,000	2,970,171

Technology Hardware, Storage & Peripherals 0.4%
Digital Equipment Corp.,
7.75%, 04/01/23	825,000	1,018,738

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co.,
6.88%, 05/01/22	200,000	218,750

Tobacco 0.3%
Altria Group, Inc.,
4.00%, 01/31/24	750,000	793,281

Wireless Telecommunication Services 0.2%
Sprint Communications, Inc.,
7.00%, 03/01/20 (a)	200,000	221,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.,
6.25%, 04/01/21	$200,000	$209,000

		430,250

Total Corporate Bonds (cost $104,604,325)		106,512,892

Municipal Bonds 1.0%
California 0.6%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	612,720
State of California, GO, 5.70%, 11/01/21	750,000	880,515

		1,493,235

District of Columbia 0.4%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	600,000	843,444

Total Municipal Bonds (cost $2,155,511)		2,336,679

U.S. Government Mortgage Backed Agencies 2.8%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443,
3.50%, 07/01/18	240,511	255,712
Federal National Mortgage Association Pool
Pool# 383661
6.62%, 06/01/16	1,542,451	1,624,038
Pool# 386905
5.00%, 04/01/19	802,970	888,805
Pool# AS4479
3.50%, 02/01/45	3,770,024	3,953,371

Total U.S. Government Mortgage Backed Agencies (cost $6,518,640)		6,721,926

U.S. Treasury Notes 43.7%
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19 (e)	2,000,000	2,410,297
U.S. Treasury Notes
0.88%, 04/30/17	1,000,000	1,005,234
1.38%, 07/31/18	3,000,000	3,033,984

8

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.38%, 02/29/20	$42,100,000	$42,001,318
1.38%, 03/31/20	45,000,000	44,855,865
2.13%, 06/30/21	250,000	256,172
1.75%, 03/31/22	6,000,000	5,980,314
2.50%, 05/15/24	5,660,000	5,893,033

Total U.S. Treasury Notes (cost $105,254,438)		105,436,217

Yankee Dollars 0.6%
Chemicals 0.6%
Agrium, Inc.
3.50%, 06/01/23	750,000	763,082
3.38%, 03/15/25	750,000	743,698

		1,506,780

Total Yankee Dollars (cost $1,498,231)		1,506,780

Total Investments (cost $236,093,599) (f) — 98.8%		238,526,662

Other assets in excess of liabilities — 1.2%		2,793,532

NET ASSETS — 100.0%		$241,320,194

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $32,965,609 which represents 13.66% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2015.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date reflects the next call date.

(e)	Principal amounts are not adjusted for inflation.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
ACB	Agricultural Credit Bank

BA	Limited

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Bond Fund
Assets:
Investments, at value (cost $236,093,599)	$238,526,662
Cash	2,774,258
Interest receivable	1,322,733
Receivable for investments sold	4,217,633
Receivable for capital shares issued	194,856
Prepaid expenses	35,031

Total Assets	247,071,173

Liabilities:
Payable for investments purchased	5,470,750
Distributions payable	18,622
Payable for capital shares redeemed	148,841
Accrued expenses and other payables:
Investment advisory fees	50,910
Fund administration fees	11,020
Distribution fees	6,658
Administrative servicing fees	5,186
Accounting and transfer agent fees	6,861
Trustee fees	1
Custodian fees	344
Compliance program costs (Note 3)	12
Professional fees	20,389
Printing fees	11,368
Other	17

Total Liabilities	5,750,979

Net Assets	$241,320,194

Represented by:
Capital	$239,206,147
Accumulated distributions in excess of net investment income	(200,268)
Accumulated net realized losses from investments	(118,748)
Net unrealized appreciation/(depreciation) from investments	2,433,063

Net Assets	$241,320,194

Net Assets:
Class A Shares	$18,761,953
Class C Shares	3,099,225
Class R Shares	188,074
Institutional Service Class Shares	50,802,843
Institutional Class Shares	168,468,099

Total	$241,320,194

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,916,364
Class C Shares	316,111
Class R Shares	19,195
Institutional Service Class Shares	5,181,609
Institutional Class Shares	17,170,346

Total	24,603,625

10

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.79
Class C Shares (b)	$9.80
Class R Shares	$9.80
Institutional Service Class Shares	$9.80
Institutional Class Shares	$9.81
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.02

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Bond Fund
INVESTMENT INCOME:
Interest income	$1,866,569

Total Income	1,866,569

EXPENSES:
Investment advisory fees	271,837
Fund administration fees	53,534
Distribution fees Class A	23,209
Distribution fees Class C	16,795
Distribution fees Class R	912
Administrative servicing fees Class A	5,479
Administrative servicing fees Class C	1,222
Administrative servicing fees Class R	449
Administrative servicing fees Institutional Service Class	6,407
Registration and filing fees	30,785
Professional fees	20,093
Printing fees	8,649
Trustee fees	1,208
Custodian fees	1,375
Accounting and transfer agent fees	32,369
Compliance program costs (Note 3)	238
Other	2,749

Total expenses before expenses reimbursed	477,310

Expenses reimbursed by adviser (Note 3)	(160,835)

Net Expenses	316,475

NET INVESTMENT INCOME	1,550,094

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(78,775)
Net change in unrealized appreciation/(depreciation) from investments	(375,470)

Net realized/unrealized losses from investments	(454,245)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,095,849

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Nationwide Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$1,550,094	$2,564,801
Net realized gains/(losses) from investments	(78,775)	846,526
Net change in unrealized appreciation/(depreciation) from investments	(375,470)	(176,047)

Change in net assets resulting from operations	1,095,849	3,235,280

Distributions to Shareholders From:
Net investment income:
Class A	(270,949)	(710,930)
Class B (a)	–	(396)
Class C	(36,431)	(86,301)
Class R (b)	(4,810)	(12,667)
Institutional Service Class	(809,388)	(1,812,346)
Institutional Class	(473,587)	(1,494)
Net realized gains:
Class A	(201,829)	(98,953)
Class B (a)	–	(242)
Class C	(38,889)	(15,303)
Class R (b)	(5,357)	(1,604)
Institutional Service Class	(577,654)	(225,519)
Institutional Class	(2,740)	(130)

Change in net assets from shareholder distributions	(2,421,634)	(2,965,885)

Change in net assets from capital transactions	169,003,352	(8,031,077)

Change in net assets	167,677,567	(7,761,682)

Net Assets:
Beginning of period	73,642,627	81,404,309

End of period	$241,320,194	$73,642,627

Accumulated distributions in excess of net investment income at end of period	$(200,268)	$(155,197)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,872,076	$4,237,421
Proceeds from shares issued from class conversion	–	39,794
Dividends reinvested	435,355	689,792
Cost of shares redeemed	(3,679,458)	(10,772,825)

Total Class A Shares	627,973	(5,805,818)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

13

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (a)
Proceeds from shares issued	$–	$102
Dividends reinvested	–	328
Cost of shares redeemed in class conversion	–	(39,794)
Cost of shares redeemed	–	(21,590)

Total Class B Shares	–	(60,954)

Class C Shares
Proceeds from shares issued	307,964	585,728
Dividends reinvested	54,460	71,449
Cost of shares redeemed	(681,689)	(1,145,467)

Total Class C Shares	(319,265)	(488,290)

Class R Shares (b)
Proceeds from shares issued	51,434	132,341
Dividends reinvested	29	42
Cost of shares redeemed	(332,122)	(5,656)

Total Class R Shares	(280,659)	126,727

Institutional Service Class Shares
Proceeds from shares issued	4,698,769	4,587,991
Dividends reinvested	1,211,406	1,788,534
Cost of shares redeemed	(5,409,972)	(8,395,626)

Total Institutional Service Class Shares	500,203	(2,019,101)

Institutional Class Shares
Proceeds from shares issued	168,044,778	217,896
Dividends reinvested	476,306	1,624
Cost of shares redeemed	(45,984)	(3,161)

Total Institutional Class Shares	168,475,100	216,359

Change in net assets from capital transactions	$169,003,352	$(8,031,077)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

14

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	395,802	427,094
Issued in class conversion	–	4,032
Reinvested	44,550	69,559
Redeemed	(374,785)	(1,085,572)

Total Class A Shares	65,567	(584,887)

Class B Shares (a)
Issued	–	11
Reinvested	–	33
Redeemed in class conversion	–	(4,033)
Redeemed	–	(2,197)

Total Class B Shares	–	(6,186)

Class C Shares
Issued	31,298	58,896
Reinvested	5,568	7,197
Redeemed	(69,500)	(115,667)

Total Class C Shares	(32,634)	(49,574)

Class R Shares (b)
Issued	5,241	13,344
Reinvested	3	5
Redeemed	(34,012)	(568)

Total Class R Shares	(28,768)	12,781

Institutional Service Class Shares
Issued	477,815	461,277
Reinvested	123,747	180,082
Redeemed	(551,042)	(845,245)

Total Institutional Service Class Shares	50,520	(203,886)

Institutional Class Shares
Issued	17,101,865	21,815
Reinvested	48,480	163
Redeemed	(4,702)	(319)

Total Institutional Class Shares	17,145,643	21,659

Total change in shares	17,200,328	(810,093)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.

(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Fund

		Operations				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations		Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.94	0.14	(0.04)	0.10		(0.14)	(0.11)	(0.25)	$9.79		1.06%		$18,761,953	0.80%	2.84%	1.13%	49.58%
Year Ended October 31, 2014 (f)	$9.90	0.32	0.09	0.41		(0.33)	(0.04)	(0.37)	$9.94		4.21%		$18,390,299	0.85%	3.22%	1.21%	27.18%
Year Ended October 31, 2013 (f)	$10.30	0.29	(0.27)	0.02		(0.31)	(0.11)	(0.42)	$9.90		0.19%		$24,116,827	0.87%	2.92%	1.20%	24.18%
Year Ended October 31, 2012 (f)	$10.10	0.32	0.44	0.76		(0.33)	(0.23)	(0.56)	$10.30		7.77%		$29,964,061	0.94%	3.15%	1.15%	33.95%
Year Ended October 31, 2011 (f)	$10.22	0.34	0.04	0.38		(0.35)	(0.15)	(0.50)	$10.10		3.95%		$19,808,612	1.05%	3.44%	1.17%	56.39%
Year Ended October 31, 2010 (f)	$9.63	0.36	0.61 (g)	0.97	(g)	(0.38)	–	(0.38)	$10.22	(g)	10.35%		$18,463,683	1.10%	3.67%	1.20%	41.08%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.95	0.10	(0.03)	0.07		(0.11)	(0.11)	(0.22)	$9.80		0.68%		$3,099,225	1.57%	2.09%	1.90%	49.58%
Year Ended October 31, 2014 (f)	$9.91	0.24	0.09	0.33		(0.25)	(0.04)	(0.29)	$9.95		3.42%	(h)	$3,470,186	1.60%	2.46%	1.96%	27.18%
Year Ended October 31, 2013 (f)	$10.31	0.22	(0.27)	(0.05)		(0.24)	(0.11)	(0.35)	$9.91		(0.39%	)	$3,949,327	1.55%	2.23%	1.88%	24.18%
Year Ended October 31, 2012 (f)	$10.12	0.25	0.43	0.68		(0.26)	(0.23)	(0.49)	$10.31		6.95%		$5,235,401	1.61%	2.48%	1.81%	33.95%
Year Ended October 31, 2011 (f)	$10.23	0.27	0.05	0.32		(0.28)	(0.15)	(0.43)	$10.12		3.33%		$3,471,796	1.75%	2.74%	1.88%	56.39%
Year Ended October 31, 2010 (f)	$9.64	0.30	0.61 (g)	0.91	(g)	(0.32)	–	(0.32)	$10.23	(g)	9.58%		$4,223,345	1.75%	3.01%	1.85%	41.08%

Class R Shares (i)
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.94	0.13	(0.04)	0.09		(0.12)	(0.11)	(0.23)	$9.80		0.94%		$188,074	1.26%	2.57%	1.61%	49.58%
Year Ended October 31, 2014 (f)	$9.91	0.29	0.08	0.37		(0.30)	(0.04)	(0.34)	$9.94		3.79%		$476,959	1.15%	2.91%	1.52%	27.18%
Year Ended October 31, 2013 (f)	$10.31	0.28	(0.28)	–		(0.29)	(0.11)	(0.40)	$9.91		0.11%		$348,615	1.05%	2.75%	1.39%	24.18%
Year Ended October 31, 2012 (f)	$10.11	0.30	0.44	0.74		(0.31)	(0.23)	(0.54)	$10.31		7.46%		$133,041	1.20%	2.97%	1.38%	33.95%
Year Ended October 31, 2011 (f)	$10.22	0.31	0.05	0.36		(0.32)	(0.15)	(0.47)	$10.11		3.69%		$357,141	1.40%	3.07%	1.53%	56.39%
Year Ended October 31, 2010 (f)	$9.63	0.33	0.61 (g)	0.94	(g)	(0.35)	–	(0.35)	$10.22	(g)	9.90%		$216,857	1.40%	3.36%	1.50%	41.08%

Institutional Service Class Shares (j)
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.95	0.15	(0.03)	0.12		(0.16)	(0.11)	(0.27)	$9.80		1.20%		$50,802,843	0.52%	3.13%	0.85%	49.58%
Year Ended October 31, 2014 (f)	$9.92	0.34	0.08	0.42		(0.35)	(0.04)	(0.39)	$9.95		4.36%		$51,059,201	0.60%	3.46%	0.96%	27.18%
Year Ended October 31, 2013 (f)	$10.31	0.32	(0.27)	0.05		(0.33)	(0.11)	(0.44)	$9.92		0.56%		$52,898,095	0.59%	3.19%	0.93%	24.18%
Year Ended October 31, 2012 (f)	$10.12	0.35	0.43	0.78		(0.36)	(0.23)	(0.59)	$10.31		7.97%		$63,166,305	0.66%	3.45%	0.87%	33.95%
Year Ended October 31, 2011 (f)	$10.23	0.37	0.05	0.42		(0.38)	(0.15)	(0.53)	$10.12		4.31%		$63,824,561	0.79%	3.69%	0.92%	56.39%
Year Ended October 31, 2010 (f)	$9.64	0.39	0.62 (g)	1.01	(g)	(0.42)	–	(0.42)	$10.23	(g)	10.59%		$67,283,180	0.79%	3.98%	0.89%	41.08%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.96	0.12	–	0.12		(0.16)	(0.11)	(0.27)	$9.81		1.21%		$168,468,099	0.44%	2.48%	0.67%	49.58%
Year Ended October 31, 2014 (f)	$9.92	0.35	0.09	0.44		(0.36)	(0.04)	(0.40)	$9.96		4.51%		$245,982	0.55%	3.47%	0.88%	27.18%
Period Ended October 31, 2013 (f)(k)	$10.32	0.33	(0.32)	0.01		(0.30)	(0.11)	(0.41)	$9.92		0.16%		$30,198	0.61%	3.65%	1.00%	24.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Reflects non-material corrections to October 31, 2010 amounts and net asset value. The related shareholder transactions and net asset values were processed correctly.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(j)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.
(k)	For the period from December 7, 2012 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of December 6, 2012 through October 31, 2013.

The accompanying notes are an integral part of these financial statements.

16

Fund Overview	Nationwide Core Plus Bond Fund

Asset Allocation†

Corporate Bonds	52.8%
U.S. Government Mortgage Backed Agencies	32.1%
U.S. Treasury Notes	6.6%
Preferred Stocks	3.8%
Collateralized Mortgage Obligations	0.9%
Repurchase Agreement	0.8%
Yankee Dollars	0.7%
Asset-Backed Security	0.6%
Mutual Fund	0.1%
Other assets in excess of liabilities	1.6%
100.0%

Top Holdings††

Federal National Mortgage Association Pool, 3.00%, 11/01/26	2.2%
Federal National Mortgage Association Pool, 4.00%, 12/01/40	2.0%
U.S. Treasury Notes, 1.88%, 09/30/17	1.8%
U.S. Treasury Notes, 1.00%, 05/31/18	1.7%
Government National Mortgage Association II Pool, 3.50%, 11/20/26	1.6%
Federal National Mortgage Association Pool, 4.50%, 08/01/41	1.5%
Federal National Mortgage Association Pool, 4.00%, 11/01/40	1.4%
Federal Home Loan Mortgage Corp. Gold Pool, 4.00%, 09/01/43	1.3%
Federal National Mortgage Association Pool, 3.50%, 01/01/27	1.3%
Federal National Mortgage Association Pool, 3.50%, 12/01/41	1.2%
Other Holdings*	84.0%
100.0%

Top Industries††

Insurance	8.8%
Banks	5.8%
Capital Markets	3.7%
Real Estate Investment Trusts (REITs)	2.9%
Software	2.7%
Diversified Financial Services	2.6%
Specialty Retail	2.2%
Health Care Providers & Services	2.2%
Oil, Gas & Consumable Fuels	2.2%
Energy Equipment & Services	1.9%
Other Industries*	65.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

17

Shareholder Expense Example	Nationwide Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Core Plus Bond Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,019.40	4.01	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Institutional Service Class Shares	Actual	(a)	1,000.00	1,020.80	2.71	0.54
	Hypothetical	(a)(b)	1,000.00	1,022.12	2.71	0.54
Institutional Class Shares	Actual	(a)	1,000.00	1,019.90	2.50	0.50
	Hypothetical	(a)(b)	1,000.00	1,022.32	2.51	0.50

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

18

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.6%

	Principal Amount	Market Value

Credit Card 0.6%
Chase Issuance Trust, Series 2014-A8, Class A, 0.43%, 11/15/18 (a)	$6,500,000	$6,501,872

Total Asset-Backed Security (cost $6,500,000)		6,501,872

Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corp. REMICS
Series 4039, Class ME, 2.00%, 12/15/40	2,438,485	2,431,291
Series 4026, Class WJ, 2.75%, 08/15/41	5,708,183	5,851,636
Federal National Mortgage Association REMICS, Series 2012-69, Class DJ, 2.00%, 01/25/42	960,376	977,312

Total Collateralized Mortgage Obligations (cost $8,900,561)		9,260,239

Corporate Bonds 52.8%
Aerospace & Defense 0.3%
Triumph Group, Inc.,
5.25%, 06/01/22	3,295,000	3,262,050

Airlines 0.5%
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A, 6.82%, 08/10/22	3,165,403	3,731,060
United Continental Holdings, Inc.,
6.38%, 06/01/18	1,039,000	1,103,938

		4,834,998

Auto Components 1.1%
Cooper Tire & Rubber Co.,
8.00%, 12/15/19	1,550,000	1,759,250
Delphi Corp.,
5.00%, 02/15/23	2,000,000	2,155,000
Goodyear Tire & Rubber Co. (The),
7.00%, 05/15/22	5,700,000	6,241,500
Titan International, Inc.,
6.88%, 10/01/20	660,000	598,950

		10,754,700

Automobiles 0.1%
Toyota Motor Credit Corp.,
1.13%, 05/16/17	1,000,000	1,002,244

Banks 5.3%
Bank of America Corp.,
Series L, 5.65%, 05/01/18	5,000,000	5,529,415

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Bank of America Corp., (continued)
3.30%, 01/11/23	$5,078,000	$5,089,542
Citigroup, Inc.,
3.88%, 03/26/25	5,000,000	4,942,810
JPMorgan Chase & Co.,
2.20%, 10/22/19	6,550,000	6,549,234
3.20%, 01/25/23	5,000,000	5,026,820
KeyBank NA,
0.75%, 11/25/16 (a)	8,570,000	8,592,351
Mellon Funding Corp.,
5.50%, 11/15/18	2,750,000	3,097,902
National City Bank,
0.63%, 06/07/17 (a)	3,000,000	2,985,795
Union Bank NA,
1.02%, 09/26/16 (a)	2,000,000	2,002,682
Wells Fargo & Co.,
Series K, 7.98%, 03/15/18 (b)	4,380,000	4,818,000
3.00%, 02/19/25	1,000,000	986,104
Series U, 5.87%, 06/15/25 (b)	4,000,000	4,245,000

		53,865,655

Building Products 0.2%
Gibraltar Industries, Inc.,
6.25%, 02/01/21	2,235,000	2,268,525

Capital Markets 3.4%
Ameriprise Financial, Inc.,
4.00%, 10/15/23	2,080,000	2,234,785
FMR LLC,
4.95%, 02/01/33 (c)	7,300,000	8,007,684
Goldman Sachs Capital II,
4.00%, 05/04/15 (b)	1,500,000	1,166,250
Goldman Sachs Group, Inc. (The),
3.63%, 02/07/16	6,000,000	6,122,538
Jefferies Group LLC,
5.13%, 01/20/23	3,350,000	3,473,642
Morgan Stanley,
1.51%, 02/25/16 (a)	3,655,000	3,679,372
6.63%, 04/01/18	3,450,000	3,908,215
7.25%, 04/01/32	3,500,000	4,761,683
Raymond James Financial, Inc.,
8.60%, 08/15/19	730,000	900,765

		34,254,934

Chemicals 0.8%
Methanex Corp.,
4.25%, 12/01/24	8,000,000	8,157,000

Commercial Services & Supplies 1.1%
ADT Corp. (The),
6.25%, 10/15/21 (d)	6,000,000	6,450,000
Clean Harbors, Inc.,
5.13%, 06/01/21	4,320,000	4,406,400
Pitney Bowes, Inc.,
5.60%, 03/15/18	665,000	725,144

		11,581,544

19

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction & Engineering 0.4%
Fluor Corp.,
3.38%, 09/15/21	$3,860,000	$4,044,049

Consumer Finance 0.8%
Credit Acceptance Corp.,
7.38%, 03/15/23 (c)	4,800,000	4,776,000
Navient Corp.,
5.88%, 03/25/21	3,000,000	2,985,000

		7,761,000

Containers & Packaging 0.2%
Greif, Inc.,
7.75%, 08/01/19	1,600,000	1,796,000

Diversified Financial Services 2.6%
FS Investment Corp.,
4.75%, 05/15/22	3,900,000	3,864,639
General Electric Capital Corp.,
4.38%, 09/16/20	6,328,000	7,045,146
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
5.88%, 02/01/22	5,500,000	5,685,075
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,000,000	2,583,426
Western Union Co. (The),
5.93%, 10/01/16	6,220,000	6,615,399

		25,793,685

Diversified Telecommunication Services 1.6%
AT&T, Inc.,
4.50%, 05/15/35	4,000,000	3,916,824
CenturyLink, Inc.,
Series V, 5.63%, 04/01/20	1,925,000	2,027,968
Frontier Communications Corp.,
8.50%, 04/15/20	4,750,000	5,260,625
Verizon Communications, Inc.,
3.50%, 11/01/24	5,350,000	5,413,082

		16,618,499

Electric Utilities 0.0%†
ITC Holdings Corp.,
3.65%, 06/15/24	500,000	514,677

Electronic Equipment & Instruments 1.7%
Corning, Inc.,
7.25%, 08/15/36	5,260,000	6,868,198
5.75%, 08/15/40	2,000,000	2,391,810
Tech Data Corp.,
3.75%, 09/21/17	7,250,000	7,459,989

		16,719,997

Energy Equipment & Services 1.9%
Bristow Group, Inc.,
6.25%, 10/15/22	7,500,000	7,350,000
Cameron International Corp.,
6.38%, 07/15/18	2,700,000	3,017,247

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
SEACOR Holdings, Inc.,
7.38%, 10/01/19	$5,060,000	$5,186,500
SESI LLC,
6.38%, 05/01/19	1,230,000	1,260,750
7.13%, 12/15/21	1,875,000	1,950,000

		18,764,497

Food & Staples Retailing 0.4%
Sysco Corp.,
3.50%, 10/02/24	3,600,000	3,700,786

Food Products 0.8%
Post Holdings, Inc.,
7.38%, 02/15/22	6,155,000	6,385,812
Wells Enterprises, Inc.,
6.75%, 02/01/20 (c)	1,281,000	1,309,823

		7,695,635

Gas Utilities 0.2%
TransCanada PipeLines Ltd.,
4.63%, 03/01/34	1,660,000	1,758,982

Health Care Providers & Services 2.1%
Express Scripts, Inc.,
3.13%, 05/15/16	5,248,000	5,369,019
HCA, Inc.,
5.88%, 03/15/22	2,500,000	2,796,875
Laboratory Corp. of America Holdings,
5.63%, 12/15/15	1,850,000	1,902,216
3.20%, 02/01/22	2,201,000	2,217,448
Medtronic, Inc.,
4.38%, 03/15/35 (c)	7,000,000	7,395,913
Service Corp. International,
7.63%, 10/01/18	1,615,000	1,865,325

		21,546,796

Hotels, Restaurants & Leisure 1.4%
Graton Economic Development Authority,
9.63%, 09/01/19 (c)	1,685,000	1,838,756
International Game Technology,
5.35%, 10/15/23	5,500,000	5,512,458
MGM Resorts International,
6.63%, 12/15/21	2,750,000	2,942,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
6.38%, 06/01/21 (c)	500,000	476,250
Viking Cruises Ltd.,
8.50%, 10/15/22 (c)	3,500,000	3,880,450

		14,650,414

Household Durables 1.3%
GrafTech International Ltd.,
6.38%, 11/15/20	5,000,000	4,275,000

20

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables (continued)
NVR, Inc.,
3.95%, 09/15/22	$5,026,000	$5,213,525
Tupperware Brands Corp.,
4.75%, 06/01/21	3,335,000	3,576,951

		13,065,476

Information Technology Services 1.3%
Computer Sciences Corp.,
4.45%, 09/15/22	7,965,000	8,076,566
Dun & Bradstreet Corp. (The),
3.25%, 12/01/17	4,762,000	4,885,359

		12,961,925

Insurance 6.0%
Aflac, Inc.,
3.25%, 03/17/25	5,943,000	5,982,420
American International Group, Inc.,
5.60%, 10/18/16	3,886,000	4,143,444
3.88%, 01/15/35	6,873,000	6,691,676
Assured Guaranty US Holdings, Inc.,
5.00%, 07/01/24 (d)	5,625,000	5,939,347
Fidelity National Financial, Inc.,
5.50%, 09/01/22	2,285,000	2,487,577
Kemper Corp.,
4.35%, 02/27/54	2,000,000	2,022,430
Markel Corp.,
7.13%, 09/30/19	3,715,000	4,398,445
Navigators Group, Inc. (The),
5.75%, 10/15/23	5,000,000	5,416,595
Old Republic International Corp.,
4.88%, 10/01/24	6,434,000	6,768,176
RenRe North America Holdings, Inc.,
5.75%, 03/15/20	2,350,000	2,642,159
RLI Corp.,
4.88%, 09/15/23	500,000	529,137
Sirius International Group Ltd.,
6.38%, 03/20/17 (c)	5,000,000	5,357,040
Torchmark Corp.,
9.25%, 06/15/19	3,345,000	4,219,794
7.88%, 05/15/23	2,975,000	3,779,610

		60,377,850

Internet & Catalog Retail 0.3%
Netflix, Inc.,
5.38%, 02/01/21	3,000,000	3,135,000

Machinery 0.7%
Huntington Ingalls Industries, Inc.,
7.13%, 03/15/21	6,320,000	6,778,200

Media 1.0%
CBS Corp.,
4.60%, 01/15/45	3,790,000	3,658,400
Comcast Cable Holdings LLC,
9.88%, 06/15/22	1,165,000	1,600,923

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
DISH DBS Corp.,
4.25%, 04/01/18	$2,500,000	$2,544,750
Sirius XM Radio, Inc.,
6.00%, 07/15/24 (c)	2,000,000	2,075,000

		9,879,073

Multiline Retail 0.7%
Dillard’s, Inc.,
7.13%, 08/01/18	1,775,000	2,001,312
7.75%, 07/15/26	1,475,000	1,681,500
Macy’s Retail Holdings, Inc.,
6.38%, 03/15/37	3,000,000	3,863,400

		7,546,212

Oil, Gas & Consumable Fuels 1.8%
Denbury Resources, Inc.,
5.50%, 05/01/22	1,400,000	1,326,500
Marathon Petroleum Corp.,
3.50%, 03/01/16	4,937,000	5,035,611
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 02/15/20	5,395,000	5,718,700
Sunoco LP/Sunoco Finance Corp.,
6.38%, 04/01/23 (c)	3,000,000	3,120,000
Valero Energy Corp.,
7.50%, 04/15/32	2,641,000	3,364,534

		18,565,345

Paper & Forest Products 0.5%
Masco Corp.,
4.45%, 04/01/25	2,000,000	2,065,000
PH Glatfelter Co.,
5.38%, 10/15/20	2,585,000	2,643,162

		4,708,162

Pharmaceuticals 0.9%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 06/15/15	7,674,000	7,694,720
Wyeth LLC,
6.45%, 02/01/24	1,000,000	1,262,033

		8,956,753

Real Estate Investment Trusts (REITs) 2.6%
AvalonBay Communities, Inc.,
3.50%, 11/15/24	1,000,000	1,022,657
Corporate Office Properties LP,
3.60%, 05/15/23	7,611,000	7,334,728
HCP, Inc.,
4.25%, 11/15/23	7,313,000	7,626,443
Healthcare Realty Trust, Inc.,
3.88%, 05/01/25	1,000,000	994,179
Mack-Cali Realty LP,
4.50%, 04/18/22	7,000,000	7,032,326

21

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP,
10.35%, 04/01/19	$935,000	$1,205,750
Ventas Realty LP,
3.50%, 02/01/25	1,000,000	996,200

		26,212,283

Real Estate Management & Development 0.0%†
Jones Lang LaSalle, Inc.,
4.40%, 11/15/22	500,000	524,254

Road & Rail 0.6%
Hertz Corp. (The),
7.38%, 01/15/21	2,000,000	2,105,000
Rent-A-Center, Inc.,
6.63%, 11/15/20 (d)	1,240,000	1,224,376
United Rentals North America, Inc.,
7.63%, 04/15/22	2,625,000	2,894,063

		6,223,439

Software 2.6%
Intuit, Inc.,
5.75%, 03/15/17	5,570,000	6,013,684
Microsoft Corp.,
4.88%, 12/15/43	10,000,000	11,448,840
MSCI, Inc.,
5.25%, 11/15/24 (c)	5,000,000	5,200,000
Oracle Corp.,
3.90%, 05/15/35	4,095,000	4,032,957

		26,695,481

Specialty Retail 2.2%
AutoZone, Inc.,
4.00%, 11/15/20	2,882,000	3,101,926
Best Buy Co., Inc.,
5.00%, 08/01/18	2,500,000	2,631,500
Foot Locker, Inc.,
8.50%, 01/15/22	990,000	1,188,000
Home Depot, Inc. (The),
5.95%, 04/01/41	7,863,000	10,214,705
L Brands, Inc.,
7.00%, 05/01/20	4,000,000	4,620,000

		21,756,131

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.,
3.45%, 05/06/24	7,500,000	7,869,802
Brocade Communications Systems, Inc.,
4.63%, 01/15/23	2,000,000	1,970,000

		9,839,802

Textiles, Apparel & Luxury Goods 1.5%
Cintas Corp. No 2,
3.25%, 06/01/22	6,510,000	6,659,971

Corporate Bonds (continued)

	Principal Amount	Market Value

Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co.,
6.88%, 05/01/22	$7,430,000	$8,126,562

		14,786,533

Wireless Telecommunication Services 0.9%
MetroPCS Wireless, Inc.,
6.63%, 11/15/20	5,900,000	6,158,125
T-Mobile USA, Inc.,
6.25%, 04/01/21	3,000,000	3,135,000

		9,293,125

Total Corporate Bonds (cost $531,539,028)		532,651,711

U.S. Government Mortgage Backed Agencies 32.1%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J13885 3.50%, 12/01/25	2,823,405	3,005,058
Pool# J14732 4.00%, 03/01/26	91	98
Pool# G14820 3.50%, 12/01/26	2,949,960	3,139,435
Pool# J19197 3.00%, 05/01/27	1,564,967	1,640,843
Pool# C91149 6.00%, 01/01/28	60,923	69,283
Pool# G14748 3.00%, 04/01/28	2,988,790	3,133,492
Pool# G01616 6.00%, 07/01/33	34,545	39,792
Pool# G08087 6.00%, 10/01/35	101,221	116,473
Pool# G05963 4.50%, 04/01/40	832,041	906,377
Pool# A95406 4.00%, 12/01/40	2,272,294	2,433,605
Pool# A96464 4.00%, 01/01/41	998,991	1,069,791
Pool# G06229 4.00%, 01/01/41	939,626	1,006,262
Pool# Q06025 4.00%, 02/01/42	2,787,772	3,013,287
Pool# Q09481 3.50%, 07/01/42	1,472,095	1,543,350
Pool# T60798 3.50%, 07/01/42	1,010,403	1,041,717
Pool# C09008 3.00%, 08/01/42	5,392,566	5,491,081
Pool# Q10392 3.50%, 08/01/42	6,198,282	6,497,677
Pool# Q15265 3.00%, 01/01/43	5,079,252	5,171,769

22

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08541 3.50%, 08/01/43	$8,724,441	$9,137,300
Pool# Q22176 4.00%, 09/01/43	12,306,425	13,137,901
Pool# G08574 4.50%, 02/01/44	5,988,797	6,512,183
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	4,406,896	4,708,287
Pool# AL0578 3.50%, 08/01/26	403,057	428,320
Pool# MA0848 3.50%, 09/01/26	9,245,045	9,826,865
Pool# AJ5336 3.00%, 11/01/26	1,864,398	1,954,372
Pool# AJ6973 3.00%, 11/01/26	18,509,629	19,404,455
Pool# AL1121 3.50%, 12/01/26	5,572,268	5,921,878
Pool# AL4235 3.50%, 01/01/27	12,248,984	13,020,511
Pool# AL1345 3.00%, 02/01/27	3,129,415	3,280,470
Pool# AL1719 3.00%, 05/01/27	3,443,894	3,623,214
Pool# AL2908 3.00%, 08/01/27	861,295	902,856
Pool# AO3261 3.00%, 10/01/27	6,471,523	6,784,509
Pool# AL4180 3.50%, 09/01/28	6,103,324	6,484,885
Pool# MA2124 3.00%, 12/01/29	2,412,583	2,526,960
Pool# MA1165 3.00%, 09/01/32	1,490,376	1,537,876
Pool# MA1459 3.00%, 06/01/33	3,014,927	3,111,048
Pool# 730969 5.00%, 08/01/33	112,650	126,075
Pool# AL6591 3.00%, 09/01/33	9,853,841	10,168,777
Pool# 932669 4.50%, 03/01/40	4,545,292	4,961,580
Pool# AE0311 3.50%, 08/01/40	10,711,087	11,232,510
Pool# 890293 4.50%, 08/01/40	3,202,432	3,496,632
Pool# AE3328 4.00%, 10/01/40	7,442,393	7,979,495
Pool# AB1845 4.00%, 11/01/40	12,725,251	13,636,927
Pool# AH0315 4.00%, 12/01/40	17,547,505	18,822,143
Pool# AH1107 4.00%, 12/01/40	1,148,515	1,252,087

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB3274 4.50%, 07/01/41	$1,023,781	$1,129,005
Pool# AL0658 4.50%, 08/01/41	13,550,672	14,806,063
Pool# AJ1407 4.00%, 09/01/41	6,967,572	7,470,313
Pool# AJ9278 3.50%, 12/01/41	11,438,858	12,001,407
Pool# AJ9323 3.00%, 01/01/42	6,043,534	6,156,716
Pool# AW8165 4.00%, 01/01/42	10,190,002	10,918,579
Pool# AJ8414 4.00%, 02/01/42	7,182,367	7,688,683
Pool# AB4696 4.00%, 03/01/42	3,805,672	4,118,207
Pool# AP2132 3.50%, 08/01/42	4,652,020	4,880,003
Pool# AR2634 3.00%, 02/01/43	6,958,077	7,101,668
Government National Mortgage Association I Pool Pool# 783548,
3.00%, 02/15/27	7,415,161	7,815,912
Government National Mortgage Association II Pool Pool# G2 5228,
3.50%, 11/20/26	15,301,111	16,275,947

Total U.S. Government Mortgage Backed Agencies (cost $320,050,813)		323,662,009

U.S. Treasury Notes 6.6%
U.S. Treasury Notes
1.75%, 05/31/16	7,500,000	7,616,018
1.88%, 09/30/17	17,200,000	17,668,975
1.00%, 05/31/18	16,500,000	16,518,051
1.25%, 01/31/20	7,500,000	7,443,165
2.50%, 08/15/23	3,345,000	3,492,126
2.38%, 08/15/24	8,895,000	9,161,850
2.25%, 11/15/24	4,500,000	4,583,322

Total U.S. Treasury Notes (cost $66,463,602)		66,483,507

Yankee Dollars 0.7%
Insurance 0.4%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,208,942

23

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Metals & Mining 0.0%†
Thompson Creek Metals Co., Inc., 9.75%, 12/01/17	$530,000	$555,228

Oil, Gas & Consumable Fuels 0.3%
Burlington Resources Finance Co., 7.40%, 12/01/31	2,000,000	2,767,128

Total Yankee Dollars (cost $7,526,540)		7,531,298

Mutual Fund 0.1%

	Shares

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (e)(f)	841,525	841,525

Total Mutual Fund (cost $841,525)		841,525

Preferred Stocks 3.8%
Banks 0.4%
HSBC Holdings PLC, 8.00%, 12/15/15* (g)	70,000	1,838,200
JPMorgan Chase & Co., 6.70%, 03/01/19* (g)	72,200	1,938,570

		3,776,770

Capital Markets 0.3%
Morgan Stanley, 6.63%, 07/15/19* (g)	120,000	3,132,000

Consumer Finance 0.2%
Capital One Financial Corp., 6.70%, 12/01/19* (g)	65,000	1,745,900

Diversified Telecommunication Services 0.0%†
Qwest Corp., 7.00%, 07/01/52* (g)	10,500	276,255

Insurance 2.3%
Allstate Corp. (The), 6.75%, 10/15/18* (g)	161,250	4,365,038
Aspen Insurance Holdings Ltd., 7.25%, 07/01/17* (g)	112,691	2,990,819
Endurance Specialty Holdings Ltd.
7.50%, 06/01/16* (g)	50,000	1,322,000
7.75%, 12/15/15* (g)	79,000	2,059,530
Kemper Corp., 7.38%, * (g)	30,000	795,600

Preferred Stocks (continued)

	Shares	Market Value

Insurance (continued)
Maiden Holdings Ltd., 8.25%, 08/29/17* (g)	10,000	$266,900
Maiden Holdings North America Ltd., 7.75%, 12/01/43* (g)	126,000	3,362,940
Montpelier Re Holdings Ltd., 8.88%, 05/10/16* (g)	280,500	7,318,245
PartnerRe Ltd., 7.25%, 06/01/16* (g)	31,383	831,649

		23,312,721

Multi-Utilities 0.3%
DTE Energy Co., 6.50%, 12/01/61* (g)	100,000	2,663,000

Real Estate Investment Trusts (REITs) 0.3%
Digital Realty Trust, Inc., 7.38%, 03/26/19* (g)	86,300	2,345,634
DuPont Fabros Technology, Inc., 7.63%, 03/15/16* (g)	18,445	474,959

		2,820,593

Thrifts & Mortgage Finance 0.0%†
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17* (g)	35,000	175,000

Total Preferred Stocks (cost $37,844,447)		37,902,239

Repurchase Agreement 0.8%

	Principal Amount

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $8,190,027, collateralized by U.S. Treasury Notes ranging from 0.25% — 1.75%, maturing 10/31/15 — 09/30/19; total market value $8,353,811. (f)(h)	$8,190,011	8,190,011

Total Repurchase Agreement (cost $8,190,011)		8,190,011

Total Investments (cost $987,856,527) (i) — 98.4%		993,024,411

Other assets in excess of liabilities — 1.6%		15,822,782

NET ASSETS — 100.0%		$1,008,847,193

24

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date reflects the next call date.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $43,436,916 which represents 4.31% of net assets.

(d)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $8,845,231.

(e)	Represents 7-day effective yield as of April 30, 2015.

(f)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $9,031,536.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of April 30, 2015.

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund
Assets:
Investments, at value* (cost $979,666,516)	$984,834,400
Repurchase agreement, at value (cost $8,190,011)	8,190,011

Total Investments, at value (total cost $987,856,527)	993,024,411

Cash	17,340,651
Interest and dividends receivable	7,307,413
Security lending income receivable	13,143
Receivable for investments sold	15,088,402
Receivable for capital shares issued	144,855
Prepaid expenses	41,616

Total Assets	1,032,960,491

Liabilities:
Payable for investments purchased	14,575,100
Distributions payable	13,883
Payable for capital shares redeemed	109,402
Payable upon return of securities loaned (Note 2)	9,031,536
Accrued expenses and other payables:
Investment advisory fees	308,986
Fund administration fees	23,082
Distribution fees	498
Administrative servicing fees	36
Accounting and transfer agent fees	3,615
Trustee fees	1,658
Custodian fees	4,712
Compliance program costs (Note 3)	201
Professional fees	30,200
Printing fees	7,957
Other	2,432

Total Liabilities	24,113,298

Net Assets	$1,008,847,193

Represented by:
Capital	$1,001,066,690
Accumulated distributions in excess of net investment income	(654,907)
Accumulated net realized gains from investments	3,267,526
Net unrealized appreciation/(depreciation) from investments	5,167,884

Net Assets	$1,008,847,193

Net Assets:
Class A Shares	$2,611,389
Institutional Service Class Shares	1,600,201
Institutional Class Shares	1,004,635,603

Total	$1,008,847,193

*	Includes value of securities on loan of $8,845,231 (Note 2)

26

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	252,877
Institutional Service Class Shares	154,851
Institutional Class Shares	97,232,108

Total	97,639,836

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.33
Institutional Service Class Shares	$10.33
Institutional Class Shares	$10.33
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.79

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Period Ended April 30, 2015 (Unaudited)

Nationwide Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$11,669,431
Dividend income	1,257,074
Income from securities lending (Note 2)	72,717

Total Income	12,999,222

EXPENSES:
Investment advisory fees	1,766,724
Fund administration fees	132,522
Distribution fees Class A Shares	2,104
Administrative servicing fees Class A Shares	468
Administrative servicing fees Institutional Service Class Shares	240
Registration and filing fees	20,781
Professional fees	27,367
Printing fees	5,863
Trustee fees	10,953
Custodian fees	14,771
Accounting and transfer agent fees	2,943
Compliance program costs (Note 3)	1,491
Other	6,064

Total Expenses	1,992,291

NET INVESTMENT INCOME	11,006,931

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,407,987
Net change in unrealized appreciation/(depreciation) from investments	909,848

Net realized/unrealized gains from investments	4,317,835

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,324,766

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$11,006,931	$14,503,204
Net realized gains from investments	3,407,987	1,574,557
Net change in unrealized appreciation/(depreciation) from investments	909,848	3,068,254

Change in net assets resulting from operations	15,324,766	19,146,015

Distributions to Shareholders From:
Net investment income:
Class A	(22,814)	(14,991)
Institutional Service Class	(13,858)	(2,509)
Institutional Class	(12,001,959)	(15,054,123)
Net realized gains:
Class A	(1,348)	(438)
Institutional Service Class	(220)	(117)
Institutional Class	(841,568)	(523,117)

Change in net assets from shareholder distributions	(12,881,767)	(15,595,295)

Change in net assets from capital transactions	220,037,421	500,585,677

Change in net assets	222,480,420	504,136,397

Net Assets:
Beginning of period	786,366,773	282,230,376

End of period	$1,008,847,193	$786,366,773

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(654,907)	$376,793

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,798,959	$985,523
Dividends reinvested	21,677	14,455
Cost of shares redeemed	(188,159)	(110,081)

Total Class A Shares	1,632,477	889,897

Institutional Service Class Shares
Proceeds from shares issued	1,477,083	137,373
Dividends reinvested	14,078	2,607
Cost of shares redeemed	(79,984)	(10,263)

Total Institutional Service Class Shares	1,411,177	129,717

Institutional Class Shares
Proceeds from shares issued	234,652,120	508,815,495
Dividends reinvested	12,763,539	15,428,098
Cost of shares redeemed	(30,421,892)	(24,677,530)

Total Institutional Class Shares	216,993,767	499,566,063

Change in net assets from capital transactions	$220,037,421	$500,585,677

29

Statements of Changes in Net Assets (Continued)

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	174,027	96,436
Reinvested	2,096	1,409
Redeemed	(18,187)	(10,701)

Total Class A Shares	157,936	87,144

Institutional Service Class Shares
Issued	142,493	13,384
Reinvested	1,358	254
Redeemed	(7,727)	(998)

Total Institutional Service Class Shares	136,124	12,640

Institutional Class Shares
Issued	22,608,797	49,636,471
Reinvested	1,233,738	1,503,718
Redeemed	(2,947,321)	(2,407,518)

Total Institutional Class Shares	20,895,214	48,732,671

Total change in shares	21,189,274	48,832,455

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Core Plus Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.28	0.12	0.08	0.20	(0.14)	(0.01)	(0.15)	$10.33	1.94%		$2,611,389	0.80%	2.44%	0.80%	32.89%
Year Ended October 31, 2014 (f)	$10.22	0.25	0.09	0.34	(0.26)	(0.02)	(0.28)	$10.28	3.34%		$976,028	0.79%	2.40%	0.79%	67.11%
Period Ended October 31, 2013 (f)(g)	$10.50	0.13	(0.27)	(0.14)	(0.14)	–	(0.14)	$10.22	(1.34%	)	$79,649	1.01%	2.49%	1.06%	49.95%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.28	0.14	0.07	0.21	(0.15)	(0.01)	(0.16)	$10.33	2.08%		$1,600,201	0.54%	2.69%	0.54%	32.89%
Year Ended October 31, 2014 (f)	$10.22	0.28	0.09	0.37	(0.29)	(0.02)	(0.31)	$10.28	3.67%		$192,588	0.52%	2.70%	0.52%	67.11%
Period Ended October 31, 2013 (f)(g)	$10.50	0.15	(0.28)	(0.13)	(0.15)	–	(0.15)	$10.22	(1.18%	)	$62,188	0.70%	2.81%	0.72%	49.95%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.29	0.14	0.06	0.20	(0.15)	(0.01)	(0.16)	$10.33	1.99%		$1,004,635,603	0.50%	2.74%	0.50%	32.89%
Year Ended October 31, 2014 (f)	$10.22	0.28	0.10	0.38	(0.29)	(0.02)	(0.31)	$10.29	3.78%		$785,198,157	0.51%	2.69%	0.51%	67.11%
Year Ended October 31, 2013 (f)	$10.66	0.27	(0.17)	0.10	(0.31)	(0.23)	(0.54)	$10.22	0.95%		$282,088,539	0.69%	2.67%	0.81%	49.95%
Year Ended October 31, 2012 (f)	$10.36	0.38	0.51	0.89	(0.41)	(0.18)	(0.59)	$10.66	8.88%		$68,903,978	0.75%	3.63%	1.04%	104.00%
Year Ended October 31, 2011 (f)	$10.61	0.44	(0.05)	0.39	(0.46)	(0.18)	(0.64)	$10.36	3.91%		$61,427,927	0.75%	4.27%	1.03%	93.00%
Year Ended October 31, 2010 (f)	$10.00	0.48	0.61	1.09	(0.48)	–	(0.48)	$10.61	11.16%		$60,786,149	0.75%	4.63%	1.00%	89.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from April 25, 2013 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of April 24, 2013 through October 31, 2013.

The accompanying notes are an integral part of these financial statements.

31

Fund Overview	Nationwide Government Bond Fund

Asset Allocation†

U.S. Government Sponsored & Agency Obligations	32.0%
U.S. Government Mortgage Backed Agencies	21.7%
U.S. Treasury Notes	19.5%
U.S. Treasury Bonds	14.5%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage Backed Security	1.9%
Other assets in excess of liabilities	3.1%
100.0%

Top Holdings††

Federal National Mortgage Association, 6.00%, 04/18/36	7.7%
Financing Corp. (FICO), 10/05/17	7.3%
Overseas Private Investment Corp., 2.29%, 09/15/26	6.9%
Federal National Mortgage Association, 8.20%, 03/10/16	6.4%
Federal National Mortgage Association REMICS, 2.50%, 09/25/42	6.1%
Federal National Mortgage Association Pool, 3.50%, 12/01/25	5.3%
Federal Home Loan Banks, 5.37%, 09/09/24	4.8%
U.S. Treasury Notes, 1.50%, 01/31/19	4.5%
U.S. Treasury Notes, 3.13%, 05/15/19	4.4%
Federal National Mortgage Association Pool, 3.50%, 12/01/20	4.1%
Other Holdings	42.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

32

Shareholder Expense Example	Nationwide Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Government Bond Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,019.00	5.71	1.14
	Hypothetical	(a)(b)	1,000.00	1,019.14	5.71	1.14
Class C Shares	Actual	(a)	1,000.00	1,014.60	9.09	1.82
	Hypothetical	(a)(b)	1,000.00	1,015.77	9.10	1.82
Class R Shares	Actual	(a)	1,000.00	1,016.10	7.60	1.52
	Hypothetical	(a)(b)	1,000.00	1,017.26	7.60	1.52
Institutional Service Class Shares	Actual	(a)	1,000.00	1,020.40	4.26	0.85
	Hypothetical	(a)(b)	1,000.00	1,020.58	4.26	0.85

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

33

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.3%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 1684, Class I, 6.50%, 03/15/24	$458,946	$527,622
Series 2296, Class H, 6.50%, 03/15/31	17,264	18,503
Federal National Mortgage Association REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	1,395	1,492
Series 1990-7, Class B, 8.50%, 01/25/20	6,212	6,877
Series 1993-16, Class Z, 7.50%, 02/25/23	30,798	34,612
Series 1993-226, Class PK, 6.00%, 12/25/23	226,047	257,795
Series 2003-66, Class AP, 3.50%, 11/25/32	93,936	95,036
Series 2013-59, Class MX, 2.50%, 09/25/42	4,009,012	4,106,114

Total Collateralized Mortgage Obligations (cost $4,915,390)		5,048,051

Commercial Mortgage Backed Security 1.9%
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	1,029,997	1,290,617

Total Commercial Mortgage Backed Security (cost $1,034,640)		1,290,617

U.S. Government Mortgage Backed Agencies 21.7%
Federal National Mortgage Association Pool
Pool# MA0598
3.50%, 12/01/20	2,601,130	2,762,276
Pool# 874740
6.32%, 07/01/22	1,610,066	1,879,478
Pool# 874982
6.81%, 11/01/25	1,601,115	1,902,839
Pool# 932840
3.50%, 12/01/25	3,340,601	3,551,008
Pool# 387114
5.62%, 09/01/34	1,055,351	1,203,656
Pool# 773298
2.51%, 04/01/35 (a)	1,425,196	1,504,887
Pool# 745769
2.14%, 07/01/36 (a)	1,682,983	1,795,803
Pool# 813605
2.33%, 07/01/36 (a)	318,977	336,158

Total U.S. Government Mortgage Backed Agencies (cost $13,992,122)		14,936,105

U.S. Government Sponsored & Agency Obligations 32.0%

	Principal Amount	Market Value

Federal Home Loan Banks 5.37%, 09/09/24	$2,615,000	$3,234,405
Federal National Mortgage Association
8.20%, 03/10/16	4,000,000	4,269,684
6.00%, 04/18/36	4,900,000	5,145,563
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,855,050
Overseas Private Investment Corp. 2.29%, 09/15/26	4,528,460	4,597,238

Total U.S. Government Sponsored & Agency Obligations (cost $22,134,380)		22,101,940

U.S. Treasury Bonds 14.5%
U.S. Treasury Bonds
2.88%, 05/15/43	2,000,000	2,049,218
3.75%, 11/15/43	1,700,000	2,045,845
3.38%, 05/15/44	2,000,000	2,254,688
U.S. Treasury Inflation Indexed Bonds
2.50%, 01/15/29 (b)	1,000,000	1,397,323
0.63%, 02/15/43 (b)	2,250,000	2,224,410

Total U.S. Treasury Bonds (cost $9,728,034)		9,971,484

U.S. Treasury Notes 19.5%
U.S. Treasury Inflation Indexed Notes
1.38%, 07/15/18 (b)	500,000	583,788
0.13%, 01/15/23 (b)	2,500,000	2,563,302
U.S. Treasury Notes
1.50%, 01/31/19	3,000,000	3,034,923
1.50%, 02/28/19	2,300,000	2,325,875
3.13%, 05/15/19	2,750,000	2,951,737
1.50%, 05/31/19	2,000,000	2,018,124

Total U.S. Treasury Notes (cost $13,517,873)		$13,477,749

Total Investments (cost $65,322,439) (c) — 96.9%		66,825,946

Other assets in excess of liabilities — 3.1%		2,164,317

NET ASSETS — 100.0%		$68,990,263

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(b)	Principal amounts are not adjusted for inflation.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

34

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Government Bond Fund
Assets:
Investments, at value (cost $65,322,439)	$66,825,946
Cash	1,884,914
Interest receivable	325,077
Receivable for capital shares issued	33,956
Prepaid expenses	27,202

Total Assets	69,097,095

Liabilities:
Distributions payable	9,586
Payable for capital shares redeemed	22,244
Accrued expenses and other payables:
Investment advisory fees	24,052
Fund administration fees	8,383
Distribution fees	6,154
Administrative servicing fees	7,929
Accounting and transfer agent fees	4,825
Trustee fees	170
Custodian fees	514
Compliance program costs (Note 3)	25
Professional fees	13,620
Printing fees	8,997
Other	333

Total Liabilities	106,832

Net Assets	$68,990,263

Represented by:
Capital	$67,814,207
Accumulated distributions in excess of net investment income	(115,370)
Accumulated net realized losses from investments	(212,081)
Net unrealized appreciation/(depreciation) from investments	1,503,507

Net Assets	$68,990,263

Net Assets:
Class A Shares	$25,422,932
Class C Shares	942,507
Class R Shares	647,465
Institutional Service Class Shares	41,977,359

Total	$68,990,263

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,461,681
Class C Shares	91,310
Class R Shares	62,651
Institutional Service Class Shares	4,063,996

Total	6,679,638

35

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Government Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.33
Class C Shares (b)	$10.32
Class R Shares	$10.33
Institutional Service Class Shares	$10.33
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.57

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

36

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Government Bond Fund
INVESTMENT INCOME:
Interest income	$721,693

Total Income	721,693

EXPENSES:
Investment advisory fees	157,023
Fund administration fees	48,343
Distribution fees Class A	31,848
Distribution fees Class C	4,766
Distribution fees Class R	1,714
Administrative servicing fees Class A	15,846
Administrative servicing fees Class C	250
Administrative servicing fees Class R	857
Administrative servicing fees Institutional Service Class	18,531
Registration and filing fees	25,384
Professional fees	13,091
Printing fees	8,087
Trustee fees	981
Custodian fees	1,466
Accounting and transfer agent fees	19,782
Compliance program costs (Note 3)	129
Other	1,962

Total expenses before fees waived	350,060

Investment advisory fees waived (Note 3)	(8,723)

Net Expenses	341,337

NET INVESTMENT INCOME	380,356

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	48,811
Net change in unrealized appreciation/(depreciation) from investments	946,449

Net realized/unrealized gains from investments	995,260

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,375,616

The accompanying notes are an integral part of these financial statements.

37

Statements of Changes in Net Assets

	Nationwide Government Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$380,356	$945,483
Net realized gains/(losses) from investments	48,811	(161,766)
Net change in unrealized appreciation/(depreciation) from investments	946,449	861,104

Change in net assets resulting from operations	1,375,616	1,644,821

Distributions to Shareholders From:
Net investment income:
Class A	(132,687)	(353,187)
Class B (a)	–	(75)
Class C	(1,784)	(6,265)
Class R (b)	(2,222)	(6,203)
Institutional Service Class	(283,517)	(678,967)

Change in net assets from shareholder distributions	(420,210)	(1,044,697)

Change in net assets from capital transactions	(4,150,532)	(11,734,446)

Change in net assets	(3,195,126)	(11,134,322)

Net Assets:
Beginning of period	72,185,389	83,319,711

End of period	$68,990,263	$72,185,389

Accumulated distributions in excess of net investment income at end of period	$(115,370)	$(75,516)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,092,860	$9,975,757
Proceeds from shares issued from class conversion	–	139,166
Dividends reinvested	122,203	330,081
Cost of shares redeemed	(3,934,363)	(15,341,400)

Total Class A Shares	(1,719,300)	(4,896,396)

Class B Shares (a)
Proceeds from shares issued	–	3,208
Dividends reinvested	–	37
Cost of shares redeemed in class conversion	–	(139,166)
Cost of shares redeemed	–	(42,957)

Total Class B Shares	–	(178,878)

Class C Shares
Proceeds from shares issued	37,326	40,924
Dividends reinvested	1,457	5,084
Cost of shares redeemed	(106,070)	(466,749)

Total Class C Shares	(67,287)	(420,741)

Class R Shares (b)
Proceeds from shares issued	317,953	195,941
Dividends reinvested	1,456	2,953
Cost of shares redeemed	(334,621)	(355,682)

Total Class R Shares	(15,212)	(156,788)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

38

Statements of Changes in Net Assets (Continued)

	Nationwide Government Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$1,588,278	$3,617,349
Dividends reinvested	259,044	621,659
Cost of shares redeemed	(4,196,055)	(10,320,651)

Total Institutional Service Class Shares	(2,348,733)	(6,081,643)

Change in net assets from capital transactions	$(4,150,532)	$(11,734,446)

SHARE TRANSACTIONS:
Class A Shares
Issued	202,534	980,080
Issued in class conversion	–	13,811
Reinvested	11,838	32,567
Redeemed	(381,994)	(1,513,192)

Total Class A Shares	(167,622)	(486,734)

Class B Shares (a)
Issued	–	320
Reinvested	–	3
Redeemed in class conversion	–	(13,808)
Redeemed	–	(4,280)

Total Class B Shares	–	(17,765)

Class C Shares
Issued	3,585	4,059
Reinvested	142	501
Redeemed	(10,304)	(46,185)

Total Class C Shares	(6,577)	(41,625)

Class R Shares (b)
Issued	30,645	19,319
Reinvested	141	291
Redeemed	(32,177)	(34,918)

Total Class R Shares	(1,391)	(15,308)

Institutional Service Class Shares
Issued	154,106	356,753
Reinvested	25,083	61,349
Redeemed	(407,136)	(1,020,251)

Total Institutional Service Class Shares	(227,947)	(602,149)

Total change in shares	(403,537)	(1,163,581)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Government Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distri- butions	Redemp- tion Fees	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.19	0.05	0.14	0.19	(0.05)	–	(0.05)	–	$10.33	1.90%		$25,422,932	1.14%	0.93%		1.17%	3.14%
Year Ended October 31, 2014 (f)	$10.10	0.11	0.10	0.21	(0.12)	–	(0.12)	–	$10.19	2.11%		$26,793,242	1.14%	1.06%		1.17%	54.32%
Year Ended October 31, 2013 (f)	$10.74	0.05	(0.31)	(0.26)	(0.09)	(0.29)	(0.38)	–	$10.10	(2.54%	)	$31,478,682	1.15%	0.53%		1.16%	156.00%
Year Ended October 31, 2012 (f)	$10.78	0.16	0.29	0.45	(0.21)	(0.28)	(0.49)	–	$10.74	4.32%		$48,503,301	1.11%	1.53%		1.11%	81.08%
Year Ended October 31, 2011 (f)	$11.11	0.25	0.10	0.35	(0.27)	(0.41)	(0.68)	–	$10.78	3.49%		$51,748,983	1.12%	2.39%		1.12%	119.20%
Year Ended October 31, 2010 (f)	$10.87	0.28	0.45	0.73	(0.33)	(0.16)	(0.49)	–	$11.11	6.84%		$56,960,722	1.14%	2.60%		1.14%	91.55%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.19	0.01	0.14	0.15	(0.02)	–	(0.02)	–	$10.32	1.46%		$942,507	1.82%	0.26%		1.85%	3.14%
Year Ended October 31, 2014 (f)	$10.10	0.04	0.10	0.14	(0.05)	–	(0.05)	–	$10.19	1.43%		$996,981	1.82%	0.38%		1.85%	54.32%
Year Ended October 31, 2013 (f)	$10.74	(0.01)	(0.31)	(0.32)	(0.03)	(0.29)	(0.32)	–	$10.10	(3.13%	)	$1,408,921	1.78%	(0.10%	)	1.80%	156.00%
Year Ended October 31, 2012 (f)	$10.78	0.10	0.28	0.38	(0.14)	(0.28)	(0.42)	–	$10.74	3.67%		$2,031,828	1.74%	0.90%		1.74%	81.08%
Year Ended October 31, 2011 (f)	$11.11	0.19	0.09	0.28	(0.20)	(0.41)	(0.61)	–	$10.78	2.83%		$1,888,397	1.76%	1.75%		1.76%	119.20%
Year Ended October 31, 2010 (f)	$10.87	0.22	0.44	0.66	(0.26)	(0.16)	(0.42)	–	$11.11	6.18%		$2,582,146	1.74%	2.01%		1.74%	91.55%

Class R Shares (g)
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.20	0.03	0.13	0.16	(0.03)	–	(0.03)	–	$10.33	1.61%		$647,465	1.52%	0.53%		1.54%	3.14%
Year Ended October 31, 2014 (f)	$10.11	0.07	0.10	0.17	(0.08)	–	(0.08)	–	$10.20	1.71%		$653,178	1.53%	0.68%		1.56%	54.32%
Year Ended October 31, 2013 (f)	$10.75	0.02	(0.31)	(0.29)	(0.06)	(0.29)	(0.35)	–	$10.11	(2.84%	)	$802,424	1.46%	0.21%		1.47%	156.00%
Year Ended October 31, 2012 (f)	$10.79	0.14	0.29	0.43	(0.19)	(0.28)	(0.47)	–	$10.75	4.12%		$1,461,777	1.29%	1.34%		1.29%	81.08%
Year Ended October 31, 2011 (f)	$11.12	0.23	0.10	0.33	(0.25)	(0.41)	(0.66)	–	$10.79	3.27%		$1,430,128	1.33%	2.19%		1.33%	119.20%
Year Ended October 31, 2010 (f)	$10.88	0.26	0.44	0.70	(0.30)	(0.16)	(0.46)	–	$11.12	6.59%		$1,656,631	1.37%	2.41%		1.37%	91.55%

Institutional Service Class Shares (h)
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.19	0.06	0.15	0.21	(0.07)	–	(0.07)	–	$10.33	2.04%		$41,977,359	0.85%	1.22%		0.88%	3.14%
Year Ended October 31, 2014 (f)	$10.10	0.14	0.10	0.24	(0.15)	–	(0.15)	–	$10.19	2.39%		$43,741,988	0.87%	1.35%		0.89%	54.32%
Year Ended October 31, 2013 (f)	$10.75	0.08	(0.32)	(0.24)	(0.12)	(0.29)	(0.41)	–	$10.10	(2.35%	)	$49,450,167	0.87%	0.82%		0.88%	156.00%
Year Ended October 31, 2012 (f)	$10.78	0.19	0.30	0.49	(0.24)	(0.28)	(0.52)	–	$10.75	4.70%		$68,699,937	0.83%	1.81%		0.83%	81.08%
Year Ended October 31, 2011 (f)	$11.11	0.28	0.10	0.38	(0.30)	(0.41)	(0.71)	–	$10.78	3.76%		$78,707,124	0.86%	2.65%		0.86%	119.20%
Year Ended October 31, 2010 (f)	$10.88	0.31	0.44	0.75	(0.36)	(0.16)	(0.52)	–	$11.11	7.09%		$90,169,759	0.86%	2.89%		0.86%	91.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective Auguest 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

40

Fund Overview	Nationwide HighMark Bond Fund

Asset Allocation†

Corporate Bonds	56.7%
U.S. Treasury Notes	13.5%
U.S. Government Mortgage Backed Agencies	11.0%
Asset-Backed Securities	6.2%
Commercial Mortgage Backed Securities	3.7%
Municipal Bonds	2.6%
Collateralized Mortgage Obligations	1.1%
Repurchase Agreement	0.6%
Sovereign Bond	0.3%
Bank Loan	0.1%
Mutual Fund	0.1%
Other assets in excess of liabilities	4.1%
100.0%

Top Industries††

Banks	16.4%
Oil, Gas & Consumable Fuels	4.3%
Health Care Providers & Services	4.2%
Automobiles	4.2%
Food & Staples Retailing	3.4%
Credit Card	3.3%
Media	2.9%
Diversified Telecommunication Services	2.6%
Gas Utilities	2.5%
Aerospace & Defense	2.1%
Other Industries*	54.1%
100.0%

Top Holdings††

U.S. Treasury Notes, 1.50%, 02/28/19	4.4%
Federal Home Loan Mortgage Corp. Gold Pool, 3.00%, 06/01/29	3.1%
U.S. Treasury Notes, 2.13%, 06/30/21	2.8%
U.S. Treasury Notes, 2.75%, 02/15/24	2.0%
U.S. Treasury Notes, 2.00%, 02/15/23	1.9%
Chase Issuance Trust, 1.26%, 07/15/19	1.9%
Georgia-Pacific LLC, 8.00%, 01/15/24	1.6%
Wells Fargo & Co., 3.00%, 02/19/25	1.5%
American Express Credit Account Master Trust, 1.43%, 06/15/20	1.5%
Bank of America Corp., 4.00%, 04/01/24	1.5%
Other Holdings*	77.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

41

Shareholder Expense Example	Nationwide HighMark Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Bond Fund April 30, 2015			Beginning Account Value($) 11/01/14	Ending Account Value($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,016.80	4.85	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97
Class C Shares	Actual	(a)	1,000.00	1,014.80	6.99	1.40
	Hypothetical	(a)(b)	1,000.00	1,017.85	7.00	1.40
Institutional Service Class Shares	Actual	(a)	1,000.00	1,017.80	3.50	0.70
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.51	0.70
Institutional Class Shares	Actual	(a)	1,000.00	1,018.40	2.85	0.57
	Hypothetical	(a)(b)	1,000.00	1,021.97	2.86	0.57

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

42

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 6.2%

	Principal Amount	Market Value

Automobiles 2.0%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.48%, 01/15/21 (a)(b)	$1,220,140	$1,217,966
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-2A, Class A, 2.80%, 05/20/18 (b)	4,670,000	4,791,037
Enterprise Fleet Financing LLC
Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	929,198	928,923
Series 2014-2, Class A2, 1.05%, 03/20/20 (b)	4,150,000	4,153,751

		11,091,677

Credit Card 3.2%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,925,000	7,962,343
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,019,250

		17,981,593

Other 1.0%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	3,019,051	3,022,266
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	1,500,000	1,508,084
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	1,347,450	1,381,536

		5,911,886

Total Asset-Backed Securities (cost $34,876,840)		34,985,156

Bank Loan 0.1%
Food Products 0.1%
HJ Heinz Co., Term B-1 Loan, 0.03%, 06/07/19	722,093	722,635

Total Bank Loan (cost $718,646)		722,635

Collateralized Mortgage Obligations 1.1%
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	604,604	612,086

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS, Series 1666, Class J, 6.25%, 01/15/24	$738,598	$815,896
RFMSI Trust,
Series 2004-S3, Class A1, 4.75%, 03/25/19	439,651	447,736
Sequoia Mortgage Trust
Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	701,274	716,285
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	932,748	944,275
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	2,275,263	2,196,412
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	424,198	424,767

Total Collateralized Mortgage Obligations (cost $6,140,624)		6,157,457

Commercial Mortgage Backed Securities 3.7%
Commercial Mortgage Trust,
Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,243,857	3,235,909
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	6,734,075	6,835,881
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A1, 1.23%, 11/15/45	1,510,328	1,513,545
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,787,535	1,787,254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	5,264,672	5,290,796
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	2,154,538	2,154,719

Total Commercial Mortgage Backed Securities (cost $20,867,676)		20,818,104

Corporate Bonds 56.7%
Aerospace & Defense 2.0%
L-3 Communications Corp.,
3.95%, 11/15/16	5,008,000	5,186,595
United Technologies Corp.,
3.10%, 06/01/22	6,000,000	6,207,972

		11,394,567

43

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 1.5%
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27	$2,000,000	$2,027,500
Continental Airlines Pass Through Trust,
Series 1998-1, Class B, 6.75%, 09/15/18	418,933	446,414
Series 2010-A, Class A, 4.75%, 01/12/21	2,397,855	2,571,700
Delta Air Lines Pass Through Trust,
Series 2011-1, Class A, 5.30%, 04/15/19	2,120,921	2,311,804
United Airlines Pass Through Trust,
Series 2013-1, Class A, 4.30%, 02/15/27	976,901	1,052,611

		8,410,029

Auto Components 0.5%
Johnson Controls, Inc.,
1.40%, 11/02/17	3,000,000	2,989,185

Automobiles 2.1%
Ford Motor Credit Co. LLC,
5.75%, 02/01/21	4,850,000	5,599,902
3.22%, 01/09/22	800,000	813,619
General Motors Co.,
3.50%, 10/02/18	5,000,000	5,145,150

		11,558,671

Banks 15.8%
Bank of America Corp.,
4.00%, 04/01/24	7,500,000	7,854,337
Bank of New York Mellon Corp. (The),
1.35%, 03/06/18	4,500,000	4,496,391
Bank of Nova Scotia,
1.30%, 07/21/17	6,000,000	6,023,754
BB&T Corp.,
2.45%, 01/15/20	7,000,000	7,078,463
Capital One Financial Corp.,
1.00%, 11/06/15	2,500,000	2,502,920
Capital One NA,
2.95%, 07/23/21	6,500,000	6,542,575
Citigroup, Inc.,
3.88%, 10/25/23	5,000,000	5,201,240
3.75%, 06/16/24	2,400,000	2,479,404
Fifth Third Bank,
1.45%, 02/28/18	5,000,000	4,987,110
First Republic Bank,
2.38%, 06/17/19	2,850,000	2,877,651
JPMorgan Chase & Co.,
3.20%, 01/25/23	7,500,000	7,540,230
KeyBank NA,
2.25%, 03/16/20	7,000,000	7,024,661
PNC Bank NA,
1.50%, 10/18/17	4,000,000	4,030,064
2.25%, 07/02/19	2,150,000	2,176,181

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Royal Bank of Canada,
2.15%, 03/15/19	$6,000,000	$6,071,148
Toronto-Dominion Bank (The), 1.63%, 03/13/18	3,750,000	3,776,276
Wells Fargo & Co., 3.00%, 02/19/25	8,250,000	8,135,358

		88,797,763

Capital Markets 0.1%
Lehman Brothers Holdings, Inc.,
5.63%, 01/24/13*	4,000,000	460,000

Chemicals 1.6%
Dow Chemical Co. (The),
8.55%, 05/15/19	3,750,000	4,656,019
4.38%, 11/15/42	3,500,000	3,436,338
Ecolab, Inc.,
2.25%, 01/12/20	1,000,000	1,002,970

		9,095,327

Consumer Finance 1.3%
American Express Co.,
7.00%, 03/19/18	6,150,000	7,066,553

Diversified Financial Services 0.7%
General Electric Capital Corp.,
2.20%, 01/09/20	2,500,000	2,533,645
Osprey Aircraft Leasing US-Three LLC,
2.21%, 06/21/25	1,174,540	1,179,738

		3,713,383

Diversified Telecommunication Services 2.5%
AT&T, Inc.,
3.40%, 05/15/25	3,750,000	3,710,389
Verizon Communications, Inc.,
5.15%, 09/15/23	5,000,000	5,643,265
Verizon Maryland LLC,
8.00%, 10/15/29	1,020,000	1,362,518
Verizon New England, Inc.,
7.88%, 11/15/29	2,425,000	3,083,290

		13,799,462

Electric Utilities 1.4%
Berkshire Hathaway Energy Co.,
3.75%, 11/15/23	4,750,000	5,014,566
Oklahoma Gas & Electric Co.,
6.65%, 07/15/27	2,500,000	3,116,215

		8,130,781

Food & Staples Retailing 3.3%
CVS Caremark Corp.,
2.75%, 12/01/22	5,750,000	5,766,801
Kroger Co. (The),
3.40%, 04/15/22	4,500,000	4,631,531

44

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	$6,750,000	$6,919,816
4.80%, 11/18/44	1,265,000	1,311,355

		18,629,503

Food Products 0.7%
Wm Wrigley Jr Co.,
2.00%, 10/20/17 (b)	4,000,000	4,053,124

Gas Utilities 2.4%
Enterprise Products Operating LLC,
3.35%, 03/15/23	499,000	502,144
3.90%, 02/15/24	1,200,000	1,237,273
Kinder Morgan Energy Partners LP,
3.95%, 09/01/22	2,100,000	2,130,322
Kinder Morgan, Inc.,
7.80%, 08/01/31	3,250,000	3,898,313
Magellan Midstream Partners LP,
6.55%, 07/15/19	3,000,000	3,513,105
4.25%, 02/01/21	500,000	536,727
Transcontinental Gas Pipe Line Co. LLC,
7.25%, 12/01/26	1,200,000	1,449,636

		13,267,520

Health Care Providers & Services 4.0%
Becton, Dickinson and Co.,
2.68%, 12/15/19	6,250,000	6,373,175
3.73%, 12/15/24	1,500,000	1,548,904
Laboratory Corp. of America Holdings,
3.60%, 02/01/25	5,500,000	5,479,254
McKesson Corp.,
2.28%, 03/15/19	5,000,000	5,053,820
Quest Diagnostics, Inc.,
3.50%, 03/30/25	4,250,000	4,212,592

		22,667,745

Household Products 0.7%
Clorox Co. (The),
3.05%, 09/15/22	3,750,000	3,774,892

Information Technology Services 0.4%
International Business Machines Corp.,
6.50%, 01/15/28	1,500,000	1,956,896

Insurance 0.5%
American International Group, Inc.,
2.30%, 07/16/19	3,000,000	3,032,664

Media 2.8%
21st Century Fox America, Inc.,
7.75%, 02/01/24	1,000,000	1,272,639
Comcast Corp.,
5.70%, 07/01/19	5,000,000	5,759,350

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
4.45%, 04/01/24	$3,000,000	$3,166,311
TCI Communications, Inc.,
7.13%, 02/15/28	125,000	168,791
Time Warner Cable, Inc.,
8.25%, 04/01/19	3,250,000	3,796,813
Time Warner Entertainment Co. LP,
8.38%, 03/15/23	1,420,000	1,742,155

		15,906,059

Metals & Mining 0.5%
Rio Tinto Finance USA Ltd.,
6.50%, 07/15/18	2,250,000	2,581,412

Multiline Retail 1.0%
Macy’s Retail Holdings, Inc.,
4.38%, 09/01/23	5,000,000	5,449,980

Oil, Gas & Consumable Fuels 4.1%
BP Capital Markets PLC,
2.32%, 02/13/20	7,000,000	7,095,739
Cimarex Energy Co.,
5.88%, 05/01/22	2,215,000	2,353,438
4.38%, 06/01/24	1,900,000	1,923,750
ConocoPhillips,
6.50%, 02/01/39	2,350,000	3,107,555
ConocoPhillips Co.,
3.35%, 11/15/24	2,325,000	2,372,377
Ensco PLC,
4.50%, 10/01/24 (c)	4,000,000	3,940,824
5.20%, 03/15/25	850,000	876,190
Petrobras Global Finance BV,
3.25%, 03/17/17	1,630,000	1,599,669

		23,269,542

Paper & Forest Products 1.8%
Georgia-Pacific LLC,
8.00%, 01/15/24	6,500,000	8,614,977
Masco Corp.,
4.45%, 04/01/25	1,450,000	1,497,125

		10,112,102

Pharmaceuticals 1.2%
Merck & Co., Inc.,
2.75%, 02/10/25	1,750,000	1,733,534
Mylan, Inc.,
7.88%, 07/15/20 (b)	5,000,000	5,235,525

		6,969,059

Real Estate Investment Trusts (REITs) 1.7%
Boston Properties LP,
4.13%, 05/15/21	5,000,000	5,400,725

45

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
ERP Operating LP,
2.38%, 07/01/19	$3,000,000	$3,034,056
4.63%, 12/15/21	1,210,000	1,343,661

		9,778,442

Road & Rail 1.6%
Burlington Northern Santa Fe LLC,
3.45%, 09/15/21	5,500,000	5,812,757
United Rentals North America, Inc.,
4.63%, 07/15/23	3,200,000	3,244,032

		9,056,789

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co.,
4.38%, 09/15/21	2,750,000	2,948,025

Total Corporate Bonds (cost $314,060,906)		318,869,475

Municipal Bonds 2.6%
California 2.6%
California State, GO, 6.20%, 10/01/19	4,000,000	4,714,520
Los Angeles, Department of Water & Power, RB,
Series D, 6.57%, 07/01/45	2,900,000	4,138,735
Metropolitan Water District of Southern California, RB,
6.95%, 07/01/40	5,000,000	6,003,000

Total Municipal Bonds (cost $12,471,588)		14,856,255

Sovereign Bond 0.3%
CANADA 0.3%
Province of Saskatchewan Canada,
9.38%, 12/15/20	1,000,000	1,365,243

Total Sovereign Bond (cost $1,021,680)		1,365,243

U.S. Government Mortgage Backed Agencies 11.0%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136
5.50%, 03/01/17	38,103	39,969
Pool# G11401
6.00%, 09/01/17	158,195	164,054
Pool# E01252
6.00%, 11/01/17	61,656	64,034

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# B14038
4.50%, 05/01/19	$161,819	$169,705
Pool# B15759
4.50%, 07/01/19	567,629	594,551
Pool# G11678
4.50%, 04/01/20	69,444	73,188
Pool# G11769
5.00%, 10/01/20	137,682	146,511
Pool# G13201
4.50%, 07/01/23	446,060	477,934
Pool# J15482
4.00%, 05/01/26	1,432,235	1,536,675
Pool# J20465
2.50%, 09/01/27	4,263,421	4,380,868
Pool# J23807
3.00%, 05/01/28	4,234,903	4,456,472
Pool# V60563
3.00%, 06/01/29	15,898,376	16,751,582
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191
2.36%, 12/01/34 (a)	1,199,670	1,278,398
Pool# 848134
2.25%, 06/01/39 (a)	299,892	320,431
Federal National Mortgage Association Pool
Pool# 357119
6.00%, 05/01/16	28,824	29,224
Pool# 254003
6.00%, 10/01/16	49,255	50,539
Pool# 566881
5.50%, 01/01/17	33,266	34,880
Pool# 623489
5.50%, 02/01/17	14,852	15,573
Pool# 555170
6.00%, 11/01/17	99,311	102,332
Pool# 254546
5.50%, 12/01/17	198,428	208,055
Pool# 555872
5.00%, 11/01/18	51,594	54,263
Pool# 735521
5.50%, 03/01/20	1,264,264	1,342,840
Pool# 292234
8.00%, 08/01/24	1,460	1,465
Pool# 931892
4.50%, 09/01/24	1,099,171	1,182,228
Pool# 293495
8.00%, 09/01/24	314	323
Pool# AD6156
4.00%, 05/01/25	353,236	374,328
Pool# 303300
8.50%, 05/01/25	9,115	10,535

46

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AE3066
3.50%, 09/01/25	$2,292,086	$2,436,280
Pool# AE0552
5.00%, 09/01/25	1,231,498	1,345,048
Pool# AE5487
3.50%, 10/01/25	1,015,898	1,079,631
Pool# 342718
6.50%, 05/01/26	50,716	58,435
Pool# AJ4093
3.50%, 10/01/26	2,922,042	3,105,024
Pool# 250764
7.50%, 12/01/26	69,590	84,390
Pool# AB5710
2.50%, 07/01/27	4,999,225	5,137,937
Pool# AP9771
3.00%, 10/01/27	1,334,695	1,399,990
Pool# 251497
6.00%, 12/01/27	422	481
Pool# 402854
6.00%, 12/01/27	9,887	11,283
Pool# 415652
6.50%, 03/01/28	5,056	5,826
Pool# 421427
6.50%, 04/01/28	51,849	59,740
Pool# AT7857
2.50%, 06/01/28	7,424,882	7,626,457
Pool# 432037
6.00%, 07/01/28	84,997	97,190
Pool# 437979
6.00%, 08/01/28	33,880	38,664
Pool# 444861
6.00%, 10/01/28	41,919	47,842
Pool# 446099
6.00%, 10/01/28	19,905	22,716
Pool# 440738
6.00%, 12/01/28	88,915	101,469
Pool# 450653
6.00%, 12/01/28	84,806	96,844
Pool# 453865
6.00%, 12/01/28	46,941	53,569
Pool# 252212
6.50%, 01/01/29	165,521	191,141
Pool# 484939
6.50%, 06/01/29	47,068	54,232
Pool# 504076
6.50%, 06/01/29	73,457	85,290
Pool# 252570
6.50%, 07/01/29	78,770	92,475
Pool# 506638
6.50%, 08/01/29	27,940	32,193
Pool# 535300
6.50%, 05/01/30	89,824	105,650

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 539932
7.00%, 05/01/30	$33,825	$36,489
Pool# 524343
8.00%, 06/01/30	4,609	4,866
Pool# 725027
5.00%, 11/01/33	1,378,698	1,543,082
Pool# 725205
5.00%, 03/01/34	462,446	517,679
Pool# 829431
2.23%, 01/01/36 (a)	1,866,438	1,990,782
Government National Mortgage Association I Pool
Pool# 348637
7.50%, 05/15/23	28,243	30,964
Pool# 354696
6.50%, 12/15/23	12,072	13,924
Pool# 369270
6.50%, 12/15/23	3,173	3,660
Pool# 368335
6.50%, 01/15/24	4,989	5,754
Pool# 359986
7.50%, 01/15/24	860	863
Pool# 362734
7.50%, 01/15/24	467	485
Pool# 368677
7.50%, 01/15/24	16,951	18,788
Pool# 371909
6.50%, 02/15/24	35,709	41,188
Pool# 392055
7.00%, 04/15/24	10,290	10,418
Pool# 442138
8.00%, 11/15/26	66,701	77,352
Pool# 439463
8.00%, 12/15/26	28,393	31,574
Pool# 399109
7.50%, 02/15/27	13,311	15,081
Pool# 435777
7.50%, 02/15/27	3,838	3,923
Pool# 445661
7.50%, 07/15/27	10,161	11,051
Pool# 443887
7.50%, 08/15/27	6,642	6,863
Pool# 450591
7.50%, 08/15/27	971	1,023
Pool# 453295
7.50%, 08/15/27	536	574
Pool# 455381
7.50%, 08/15/27	6,962	7,868
Pool# 446699
6.00%, 08/15/28	39,625	45,575
Pool# 460906
6.00%, 09/15/28	15,518	17,661

47

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 482748
6.00%, 09/15/28	$100,528	$114,464
Pool# 476969
6.50%, 01/15/29	71,410	82,366
Pool# 781029
6.50%, 05/15/29	199,932	237,986
Pool# 503106
6.50%, 06/15/29	14,268	16,456

Total U.S. Government Mortgage Backed Agencies (cost $60,512,725)		62,119,513

U.S. Treasury Notes 13.5%
U.S. Treasury Notes
0.50%, 07/31/17	1,250,000	1,244,726
1.50%, 01/31/19	5,825,000	5,892,809
1.50%, 02/28/19	23,350,000	23,612,688
1.13%, 04/30/20	2,000,000	1,967,812
1.38%, 05/31/20	5,000,000	4,976,955
2.13%, 06/30/21	15,000,000	15,370,320
2.00%, 02/15/23	10,000,000	10,089,840
2.75%, 11/15/23	2,000,000	2,127,032
2.75%, 02/15/24	10,000,000	10,623,440

Total U.S. Treasury Notes (cost $74,324,226)		75,905,622

Mutual Fund 0.1%

	Shares

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (d)(e)	372,668	372,668

Total Mutual Fund (cost $372,668)		372,668

Repurchase Agreement 0.6%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $3,626,939, collateralized by U.S. Treasury Notes ranging from 0.25%-1.75%, maturing 10/31/15-09/30/19; total market value $3,699,471. (e)(f)	$3,626,932	$3,626,932

Total Repurchase Agreement (cost $3,626,932)		3,626,932

Total Investments (cost $528,994,511) (g) — 95.9%		539,799,060

Other assets in excess of liabilities — 4.1%		23,051,380

NET ASSETS — 100.0%		$562,850,440

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $28,724,291 which represents 5.10% of net assets.

(c)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $3,916,028.

(d)	Represents 7-day effective yield as of April 30, 2015.

(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $3,999,600.

(f)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

48

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

BV	Private Limited Liability Company

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

49

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund
Assets:
Investments, at value* (cost $525,367,579)	$536,172,128
Repurchase agreement, at value (cost $3,626,932)	3,626,932

Total Investments, at value (total cost $528,994,511)	539,799,060

Cash	32,114,113
Interest receivable	3,639,761
Security lending income receivable	520
Receivable for investments sold	172,071
Receivable for capital shares issued	271,669
Prepaid expenses	13,719

Total Assets	576,010,913

Liabilities:
Payable for investments purchased	8,572,672
Distributions payable	208,023
Payable for capital shares redeemed	33,522
Payable upon return of securities loaned (Note 2)	3,999,600
Accrued expenses and other payables:
Investment advisory fees	224,395
Fund administration fees	16,883
Distribution fees	10,528
Administrative servicing fees	58,329
Accounting and transfer agent fees	4,695
Trustee fees	702
Custodian fees	2,548
Compliance program costs (Note 3)	393
Professional fees	19,738
Printing fees	8,406
Other	39

Total Liabilities	13,160,473

Net Assets	$562,850,440

Represented by:
Capital	$550,671,066
Accumulated distributions in excess of net investment income	(123,327)
Accumulated net realized gains from investments	1,498,152
Net unrealized appreciation/(depreciation) from investments	10,804,549

Net Assets	$562,850,440

Net Assets:
Class A Shares	$27,995,933
Class C Shares	7,549,703
Institutional Service Class Shares	527,291,760
Institutional Class Shares	13,044

Total	$562,850,440

*	Includes value of securities on loan of $3,916,028 (Note 2)

50

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,579,869
Class C Shares	699,792
Institutional Service Class Shares	47,701,635
Institutional Class Shares	1,180

Total	50,982,476

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.85
Class C Shares (b)	$10.79
Institutional Service Class Shares	$11.05
Institutional Class Shares	$11.05
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.10

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

51

Statement of Operations

For the Period Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Bond Fund
INVESTMENT INCOME:
Interest income	$7,335,195
Income from securities lending (Note 2)	2,462

Total Income	7,337,657

EXPENSES:
Investment advisory fees	1,262,301
Fund administration fees	96,599
Distribution fees Class A	34,759
Distribution fees Class C	28,944
Administrative servicing fees Class A	19,935
Administrative servicing fees Class C	3,472
Administrative servicing fees Institutional Service Class	334,169
Registration and filing fees	32,861
Professional fees	23,907
Printing fees	10,486
Trustee fees	6,967
Custodian fees	8,678
Accounting and transfer agent fees	12,383
Compliance program costs (Note 3)	651
Other	14,832

Total expenses before expenses reimbursed	1,890,944

Expenses reimbursed by adviser (Note 3)	(835)

Net Expenses	1,890,109

NET INVESTMENT INCOME	5,447,548

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,707,322
Net change in unrealized appreciation/(depreciation) from investments	1,603,070

Net realized/unrealized gains from investments	3,310,392

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,757,940

The accompanying notes are an integral part of these financial statements.

52

Statements of Changes in Net Assets

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$5,447,548	$2,424,518	$9,646,074
Net realized gains/(losses) from investments	1,707,322	(89,258)	3,762,220
Net change in unrealized appreciation/(depreciation) from investments	1,603,070	1,810,210	(106,155)

Change in net assets resulting from operations	8,757,940	4,145,470	13,302,139

Distributions to Shareholders From:
Net investment income:
Class A	(275,910)	(147,405)	(673,434)
Class B (b)	–	–	(125)
Class C	(60,715)	(33,328)	(251,109)
Institutional Service Class (c)	(5,288,095)	(2,327,118)	(9,068,802)
Institutional Class	(8,941)	(2,591)	(281	)(d)
Net realized gains:
Class A	(190,610)	–	(556,525)
Class B (b)	–	–	–
Class C	(54,438)	–	(253,730)
Institutional Service Class (c)	(3,117,901)	–	(6,797,971)
Institutional Class	(9,182)	–	(235	)(d)

Change in net assets from shareholder distributions	(9,005,792)	(2,510,442)	(17,602,212)

Change in net assets from capital transactions	63,905,439	54,397,434	95,855,447

Change in net assets	63,657,587	56,032,462	91,555,374

Net Assets:
Beginning of period	499,192,853	443,160,391	351,605,017

End of period	$562,850,440	$499,192,853	$443,160,391

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(123,327)	$62,786	$62,679

CAPITAL TRANSACTIONS:
Class A Shares (Note 10)
Proceeds from shares issued	$1,442,196	$522,415	$9,888,133
Proceeds from shares issued from class conversion	–	–	77,778
Dividends reinvested	437,256	137,666	1,013,374
Cost of shares redeemed	(2,144,676)	(1,492,542)	(8,214,934)

Total Class A Shares	(265,224)	(832,461)	2,764,351

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

53

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (Note 10) (b)
Proceeds from shares issued	$–	$–	$–
Dividends reinvested	–	–	93
Cost of shares redeemed in class conversion	–	–	(77,778)
Cost of shares redeemed	–	–	(459)

Total Class B Shares	–	–	(78,144)

Class C Shares (Note 10)
Proceeds from shares issued	490,636	208,714	628,539
Dividends reinvested	83,467	24,289	342,302
Cost of shares redeemed	(915,118)	(666,371)	(7,635,255)

Total Class C Shares	(341,015)	(433,368)	(6,664,414)

Institutional Service Class Shares (Note 10) (c)
Proceeds from shares issued	86,045,998	61,920,406	150,835,359
Dividends reinvested	6,927,153	1,667,071	11,684,162
Cost of shares redeemed	(27,113,112)	(9,269,003)	(62,696,383)

Total Institutional Service Class Shares	65,860,039	54,318,474	99,823,138

Institutional Class Shares
Proceeds from shares issued	2,273	1,342,198	10,000 (d)
Dividends reinvested	17,431	2,591	516 (d)
Cost of shares redeemed	(1,368,065)	–	– (d)

Total Institutional Class Shares	(1,348,361)	1,344,789	10,516 (d)

Change in net assets from capital transactions	$63,905,439	$54,397,434	$95,855,447

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

54

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
SHARE TRANSACTIONS:
Class A Shares (Note 10)
Issued	132,705	48,172	913,616
Issued in class conversion	–	—	7,204
Reinvested	40,312	12,696	94,327
Redeemed	(197,338)	(137,382)	(759,076)

Total Class A Shares	(24,321)	(76,514)	256,071

Class B Shares (Note 10) (b)
Issued	–	–	–
Reinvested	–	–	9
Redeemed in class conversion	–	–	(7,234)
Redeemed	–	–	(43)

Total Class B Shares	–	–	(7,268)

Class C Shares (Note 10)
Issued	45,450	19,336	58,546
Reinvested	7,743	2,253	32,061
Redeemed	(84,718)	(61,793)	(708,229)

Total Class C Shares	(31,525)	(40,204)	(617,622)

Institutional Service Class Shares (Note 10) (c)
Issued	7,757,332	5,603,016	13,664,040
Reinvested	627,120	150,951	1,068,686
Redeemed	(2,451,586)	(838,293)	(5,700,594)

Total Institutional Service Class Shares	5,932,866	4,915,674	9,032,132

Institutional Class Shares
Issued	206	121,686	903 (d)
Reinvested	1,579	235	47 (d)
Redeemed	(123,476)	–	– (d)

Total Institutional Class Shares	(121,691)	121,921	950 (d)

Total change in shares	5,755,329	4,920,877	8,664,263

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

55

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Bond Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.85	0.10	0.08	0.18	(0.11)	(0.07)	(0.18)	$10.85	1.68%		$27,995,933	0.97%	1.91%	0.97%	18.43%
Period Ended October 31, 2014 (g)(h)	$10.81	0.05	0.05	0.10	(0.06)	–	(0.06)	$10.85	0.89%		$28,261,628	0.97%	1.97%	1.02%	8.04%
Year Ended July 31, 2014 (g)	$10.94	0.29	0.15	0.44	(0.31)	(0.26)	(0.57)	$10.81	4.13%		$28,985,479	0.93%	2.71%	0.97%	57.14%
Year Ended July 31, 2013 (g)	$11.42	0.27	(0.31)	(0.04)	(0.29)	(0.15)	(0.44)	$10.94	(0.41%	)	$26,524,432	0.97%	2.35%	1.24%	53.00%
Year Ended July 31, 2012 (g)	$11.28	0.34	0.40	0.74	(0.36)	(0.24)	(0.60)	$11.42	6.87%		$44,658,869	0.99%	3.05%	1.25%	44.00%
Year Ended July 31, 2011 (g)	$11.21	0.38	0.18	0.56	(0.40)	(0.09)	(0.49)	$11.28	5.09%		$29,448,806	1.04%	3.45%	1.26%	58.00%
Year Ended July 31, 2010 (g)	$10.61	0.43	0.62	1.05	(0.45)	–	(0.45)	$11.21	10.08%		$28,951,830	1.03%	3.97%	1.25%	32.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.79	0.08	0.07	0.15	(0.08)	(0.07)	(0.15)	$10.79	1.48%		$7,549,703	1.40%	1.50%	1.42%	18.43%
Period Ended October 31, 2014 (g)(h)	$10.75	0.04	0.04	0.08	(0.04)	–	(0.04)	$10.79	0.79%		$7,890,606	1.40%	1.56%	1.45%	8.04%
Year Ended July 31, 2014 (g)	$10.88	0.24	0.15	0.39	(0.26)	(0.26)	(0.52)	$10.75	3.68%		$8,293,872	1.40%	2.27%	1.42%	57.14%
Year Ended July 31, 2013 (g)	$11.36	0.21	(0.30)	(0.09)	(0.24)	(0.15)	(0.39)	$10.88	(0.84%	)	$15,111,946	1.40%	1.92%	1.49%	53.00%
Year Ended July 31, 2012 (g)	$11.22	0.29	0.40	0.69	(0.31)	(0.24)	(0.55)	$11.36	6.36%		$15,638,520	1.42%	2.62%	1.50%	44.00%
Year Ended July 31, 2011 (g)	$11.15	0.33	0.18	0.51	(0.35)	(0.09)	(0.44)	$11.22	4.77%		$7,773,796	1.47%	3.02%	1.51%	58.00%
Year Ended July 31, 2010 (g)	$10.56	0.38	0.61	0.99	(0.40)	–	(0.40)	$11.15	9.58%		$4,164,326	1.46%	3.54%	1.50%	32.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$11.05	0.12	0.07	0.19	(0.12)	(0.07)	(0.19)	$11.05	1.78%		$527,291,760	0.70%	2.12%	0.70%	18.43%
Period Ended October 31, 2014 (g)(h)	$11.01	0.06	0.04	0.10	(0.06)	–	(0.06)	$11.05	0.93%		$461,682,944	0.72%	2.17%	0.74%	8.04%
Year Ended July 31, 2014 (g)	$11.14	0.32	0.14	0.46	(0.33)	(0.26)	(0.59)	$11.01	4.28%		$405,870,576	0.70%	2.88%	0.74%	57.14%
Year Ended July 31, 2013 (g)	$11.62	0.30	(0.31)	(0.01)	(0.32)	(0.15)	(0.47)	$11.14	(0.15%	)	$309,889,434	0.72%	2.60%	0.99%	53.00%
Year Ended July 31, 2012 (g)	$11.46	0.38	0.41	0.79	(0.39)	(0.24)	(0.63)	$11.62	7.11%		$325,475,420	0.74%	3.30%	1.00%	44.00%
Year Ended July 31, 2011 (g)	$11.38	0.42	0.18	0.60	(0.43)	(0.09)	(0.52)	$11.46	5.45%		$337,142,952	0.79%	3.70%	1.01%	58.00%
Year Ended July 31, 2010 (g)	$10.77	0.47	0.62	1.09	(0.48)	–	(0.48)	$11.38	10.29%		$330,317,720	0.78%	4.23%	1.00%	32.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$11.05	0.13	0.07	0.20	(0.13)	(0.07)	(0.20)	$11.05	1.84%		$13,044	0.57%	2.30%	0.57%	18.43%
Period Ended October 31, 2014 (g)(h)	$11.01	0.06	0.05	0.11	(0.07)	–	(0.07)	$11.05	0.96%		$1,357,675	0.59%	2.21%	0.59%	8.04%
Period Ended July 31, 2014 (g)(j)	$11.07	0.29	0.21	0.50	(0.30)	(0.26)	(0.56)	$11.01	4.65%		$10,464	0.60%	3.08%	0.60%	57.14%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

56

Fund Overview	Nationwide HighMark California Intermediate Tax Free Bond Fund

Asset Allocation†

Municipal Bonds	97.4%
Mutual Fund	1.3%
Other assets in excess of liabilities	1.3%
100.0%

Top Holdings††

California State, Economic Recovery, Prerefunded Balance, GO, 5.25%, 07/01/21	2.5%
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB, 5.50%, 05/15/23	2.4%
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, 5.00%, 07/01/25	1.9%
Los Angeles, Refunding, GO, 5.00%, 09/01/23	1.6%
University of California, Limited Project Revenue, Refunding, RB, 5.00%, 05/15/24	1.6%
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB, 5.00%, 07/01/22	1.5%
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	1.4%
Orange County, Sanitation District, Prerefunded Balance, COP, AGM Insured, 5.00%, 02/01/23	1.4%
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1.3%
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 08/01/23	1.3%
Other Holdings	83.1%
100.0%

57

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide HighMark California Intermediate Tax Free Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark California Intermediate Tax Free Bond Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,007.60	3.93	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.88	3.96	0.79
Class C Shares	Actual	(a)	1,000.00	1,005.40	6.17	1.24
	Hypothetical	(a)(b)	1,000.00	1,018.65	6.21	1.24
Institutional Service Class Shares	Actual	(a)	1,000.00	1,008.80	2.69	0.54
	Hypothetical	(a)(b)	1,000.00	1,022.12	2.71	0.54
Institutional Class Shares	Actual	(a)	1,000.00	1,009.10	2.44	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.36	2.46	0.49

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

58

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 97.4%

	Principal Amount	Market Value

California 97.4%
Alhambra, Unified School District, Election 2004, GO, AGC Insured, Series B, 5.25%, 08/01/23	$1,150,000	$1,329,768
Alhambra, Unified School District, Refunding, GO
Series A, 5.00%, 08/01/20	495,000	580,521
Series A, 5.00%, 08/01/21	475,000	564,191
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	404,699
Bay Area Toll Authority, San Francisco Bay Area, Prerefunded Balance, RB, Series F-1, 5.25%, 04/01/23	1,775,000	2,061,254
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	894,075
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	845,000	945,758
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	842,620
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	405,000	488,632
California State, Department of Water Resources, Power Supply Revenue, RB, Sub-Series F-5, 5.00%, 05/01/22	1,325,000	1,486,610
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured
Series H, 5.00%, 05/01/21	1,485,000	1,670,848
Series H, 5.00%, 05/01/22	1,810,000	2,032,123
California State, Economic Recovery, Prerefunded Balance, GO
Series A, 5.00%, 07/01/20	555,000	641,735
Series A, 5.25%, 07/01/21	4,000,000	4,665,720
California State, Educational Facilities Authority Revenue, Santa Clara University, RB
5.25%, 04/01/23	250,000	279,215
5.25%, 04/01/24	695,000	776,218
California State, GO
5.00%, 10/01/20	1,000,000	1,185,800
5.00%, 11/01/24	2,000,000	2,368,400
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB
Series G, 5.00%, 12/01/17	1,525,000	1,689,898
Series G, 5.00%, 12/01/21	1,000,000	1,218,810

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
California State, Refunding, GO, 5.00%, 12/01/17	$1,545,000	$1,661,601
California State, Refunding, GO, AMBAC Insured, 5.00%, 11/01/17	1,000,000	1,106,040
California State, University, Systemwide, RB, Series A, 5.25%, 11/01/22	255,000	295,838
California State, University, Systemwide, Refunding, RB
Series A, 5.00%, 11/01/25	1,000,000	1,161,460
Series A, 5.00%, 11/01/26	1,500,000	1,737,765
California State, Various Purposes, GO
5.25%, 10/01/21	1,000,000	1,173,810
5.63%, 04/01/25	2,055,000	2,391,814
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	803,642
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO
Series C, 5.25%, 08/01/24	450,000	528,493
Series C, 5.25%, 08/01/25	750,000	880,823
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,205,230
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,164,394
Citrus, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 06/01/25	545,000	636,713
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	612,800
Desert Sands, Unified School District, Election 2001, GO
5.75%, 08/01/19	865,000	992,458
5.25%, 08/01/20	610,000	685,378
5.25%, 08/01/22	825,000	932,299
5.50%, 08/01/25	590,000	670,618
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,500,462
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	861,466
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	609,475

59

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	$1,000,000	$1,195,770
Gilroy, Unified School District, Election 2008, Prerefunded Balance, GO, AGC Insured
Series A, 5.25%, 08/01/22	1,945,000	2,284,266
Series A, 6.00%, 08/01/25	1,400,000	1,687,770
Grant, Joint Union High School District, Election 2006, GO, AGM Insured, 5.00%, 08/01/21	975,000	1,078,418
Hayward, Unified School District, Election 2008, GO, 5.00%, 08/01/25	1,000,000	1,052,300
Imperial, Irrigation District, Electric Revenue, Refunding, RB
Series B, 5.00%, 11/01/26	2,600,000	3,011,580
Kern, High School District, Refunding, GO
4.00%, 08/01/18	455,000	497,829
4.00%, 08/01/19	740,000	820,978
5.00%, 08/01/22	885,000	1,069,151
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	417,857
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,144,480
Long Beach, Unified School District, Election 2008, GO, Series A, 5.25%, 08/01/25	1,640,000	1,896,365
Long Beach, Unified School District, Refunding, GO, Series B, 5.25%, 08/01/24	1,570,000	1,821,059
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,330,259
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB
Series A, 5.25%, 05/15/22	500,000	580,770
Series A, 5.00%, 05/15/23	1,000,000	1,181,440
Los Angeles, Community College District, Election 2003, Prerefunded Balance, GO, AGM Insured
Series E, 5.00%, 08/01/17	1,000,000	1,058,890
Series E, 5.00%, 08/01/23	1,360,000	1,440,090
Los Angeles, Community College District, Election 2008, Prerefunded Balance, GO
Series A, 5.50%, 08/01/22	1,695,000	2,002,812
Series A, 5.50%, 08/01/24	1,200,000	1,417,920
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,174,836

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Los Angeles, GO, NATL-RE Insured, Series 2006-A, 5.00%, 09/01/24	$1,000,000	$1,059,290
Los Angeles, Harbor Department Revenue, RB
Series A, 5.00%, 08/01/20	2,090,000	2,445,697
Series A, 5.25%, 08/01/21	350,000	413,207
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,535,000	3,063,624
Los Angeles, Unified School District, Election 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,162,050
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,196,042
Los Angeles, Unified School District, Election 2008, Prerefunded Balance, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	717,611
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,280,000	1,585,101
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,861,433
Los Angeles, Water & Power Department Revenue, Power System, RB, Series A-2, 5.00%, 07/01/15	575,000	579,772
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB
Series A, 5.00%, 07/01/18	1,425,000	1,606,189
Series A, 5.00%, 07/01/22	2,380,000	2,873,731
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,893,614
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,216,720
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,721,835
Modesto, Irrigation District, Electric Revenue, Refunding, RB
Series A, 5.00%, 07/01/20	535,000	630,867
Series A, 5.00%, 07/01/21	750,000	897,292
Series A, 5.00%, 07/01/22	1,575,000	1,853,948
Mount Diablo, Unified School District, Election 2002, Refunding, GO
Series B, 5.00%, 07/01/20	1,145,000	1,345,169
Series B-2, 5.00%, 07/01/24	2,000,000	2,399,600
Mount Diablo, Unified School District, Refunding, GO
5.00%, 08/01/23	2,125,000	2,492,667
5.00%, 08/01/26	300,000	345,576

60

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Northern California Transmission Agency Revenue, California-Oregon Project, Refunding, RB, Series A, 5.00%, 05/01/22	$1,200,000	$1,363,464
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	875,808
Orange County, Sanitation District, COP, AGM Insured, Series B, 5.00%, 02/01/17	530,000	571,382
Orange County, Sanitation District, Prerefunded Balance, COP, AGM Insured
Series B, 5.00%, 02/01/23	2,350,000	2,532,478
Series B, 5.00%, 02/01/25	1,200,000	1,293,180
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	555,700
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,646,650
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,207,590
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,950,000	2,156,486
Redding, Electric System Revenue, Refunding, COP, AGM Insured
Series A, 5.25%, 06/01/19	475,000	537,287
Series A, 5.00%, 06/01/22	1,525,000	1,708,671
Series A, 5.00%, 06/01/24	1,160,000	1,295,952
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,131,380
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured
Series U, 5.00%, 08/15/23	1,690,000	1,908,213
Series U, 5.00%, 08/15/24	595,000	670,999
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	1,140,000	1,305,129
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,234,825
San Bernardino, Community College District, Refunding, GO
Series A, 4.00%, 08/01/18	405,000	443,665
Series A, 5.00%, 08/01/20	1,000,000	1,178,760

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
San Diego, Community College District, Refunding, GO
5.00%, 08/01/20	$560,000	$665,101
5.00%, 08/01/21	400,000	483,852
5.00%, 08/01/24	1,000,000	1,221,840
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB
Series B, 5.50%, 05/15/23	3,750,000	4,403,737
Series A, 5.25%, 05/15/26	1,675,000	1,967,070
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,157,320
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured
5.25%, 05/01/19	2,150,000	2,497,268
5.00%, 05/01/22	2,000,000	2,094,420
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,184,540
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	292,588
San Francisco City & County, Public Utilities Commission, Water Revenue, Prerefunded Balance, RB, AGM Insured, Series A, 5.00%, 11/01/23	1,000,000	1,047,610
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB
Series A, 5.00%, 11/01/22	250,000	305,483
Series A, 5.00%, 11/01/26	1,075,000	1,311,360
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	917,582
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,105,021
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	603,060
San Leandro, Unified School District, Refunding, GO, AGM Insured, Series A, 5.00%, 08/01/25	500,000	613,605

61

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
San Mateo Union High School District, Election 2006, GO
Series 2013-A, 5.00%, 09/01/20	$400,000	$474,912
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,225,380
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,154,240
Santa Rosa, High School District, Refunding, GO, AGM Insured, 5.00%, 08/01/24	1,090,000	1,271,834
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,536,489
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,363,200
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,178,760
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	682,887
Torrance, Unified School District, Election 2008, Measure Z, Prerefunded Balance, GO, 5.50%, 08/01/25	1,000,000	1,184,800
Tracy, Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,798,579
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,209,970
University of California, Limited Project Revenue, Refunding, RB
Series G, 5.00%, 05/15/22	935,000	1,131,322
Series G, 5.00%, 05/15/24	2,475,000	2,998,215
University of California, Prerefunded Balance, RB, Series O, 5.50%, 05/15/22	2,000,000	2,352,560
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	306,255
Upland, Unified School District, Refunding, GO
Series C, 5.00%, 08/01/19	275,000	315,686
5.00%, 08/01/25	500,000	582,095

Municipal Bonds (continued)

	Principal Aount	Market Value

California (continued)
Vista, Unified School District, Refunding, GO
5.00%, 08/01/21	$500,000	$595,920
5.00%, 08/01/22	500,000	604,040
5.00%, 08/01/24	300,000	360,489
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,943,766

Total Municipal Bonds (cost $172,025,976)		184,025,824

Mutual Fund 1.3%

	Shares

Money Market Fund 1.3%
Goldman Sachs Tax Exempt California — Institutional Shares, 0.01% (a)	2,423,196	2,423,196

Total Mutual Fund (cost $2,423,196)		2,423,196

Total Investments (cost $174,449,172) (b)(c) — 98.7%		186,449,020

Other assets in excess of liabilities — 1.3%		2,525,425

NET ASSETS — 100.0%		$188,974,445

(a)	Represents 7-day effective yield as of April 30, 2015.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2015, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 12.15% and 4.19%, respectively.

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual

COP	Certificates of Participation

62

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

RB	Revenue Bond

The accompanying notes are an integral part of these financial statements.

63

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
Assets:
Investments, at value (cost $174,449,172)	$186,449,020
Interest and dividends receivable	2,503,345
Receivable for capital shares issued	601,633
Prepaid expenses	6,825

Total Assets	189,560,823

Liabilities:
Distributions payable	165,515
Payable for capital shares redeemed	275,173
Accrued expenses and other payables:
Investment advisory fees	57,486
Fund administration fees	10,339
Distribution fees	30,075
Administrative servicing fees	9,066
Accounting and transfer agent fees	5,967
Trustee fees	382
Custodian fees	1,288
Compliance program costs (Note 3)	213
Professional fees	19,361
Printing fees	11,496
Other	17

Total Liabilities	586,378

Net Assets	$188,974,445

Represented by:
Capital	$176,904,922
Accumulated undistributed net investment income	2,980
Accumulated net realized gains from investments	66,695
Net unrealized appreciation/(depreciation) from investments	11,999,848

Net Assets	$188,974,445

Net Assets:
Class A Shares	$52,484,002
Class C Shares	31,551,764
Institutional Service Class Shares	104,927,906
Institutional Class Shares	10,773

Total	$188,974,445

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,035,932
Class C Shares	3,038,840
Institutional Service Class Shares	10,016,872
Institutional Class Shares	1,028

Total	18,092,672

64

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.42
Class C Shares (b)	$10.38
Institutional Service Class Shares	$10.48
Institutional Class Shares	$10.48
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.66

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

65

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$2,820,137
Dividend income	55

Total Income	2,820,192

EXPENSES:
Investment advisory fees	461,439
Fund administration fees	60,775
Distribution fees Class A	66,382
Distribution fees Class C	113,066
Administrative servicing fees Class A	15,933
Administrative servicing fees Class C	9,301
Administrative servicing fees Institutional Service Class	14,319
Registration and filing fees	9,372
Professional fees	19,049
Printing fees	6,557
Trustee fees	2,540
Custodian fees	3,274
Accounting and transfer agent fees	13,901
Compliance program costs (Note 3)	180
Other	3,477

Total expenses before earnings credit and expenses reimbursed	799,565

Earnings credit (Note 4)	(2)
Expenses reimbursed by adviser (Note 3)	(129,206)

Net Expenses	670,357

NET INVESTMENT INCOME	2,149,835

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	38,454
Net change in unrealized appreciation/(depreciation) from investments	(744,562)

Net realized/unrealized losses from investments	(706,108)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,443,727

The accompanying notes are an integral part of these financial statements.

66

Statements of Changes in Net Assets

	Nationwide HighMark California Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$2,149,835	$1,093,619	$4,810,302
Net realized gains from investments	38,454	111,040	1,795,473
Net change in unrealized appreciation/(depreciation) from investments	(744,562)	1,122,015	4,282,229

Change in net assets resulting from operations	1,443,727	2,326,674	10,888,004

Distributions to Shareholders From:
Net investment income:
Class A	(603,487)	(314,178)	(1,523,538)
Class C	(275,997)	(137,857)	(627,954)
Institutional Service Class (b)	(1,268,620)	(640,433)	(2,648,495)
Institutional Class	(136)	(68)	(228	)(c)
Net realized gains:
Class A	(414,188)	–	(130,280)
Class C	(234,003)	–	(66,279)
Institutional Service Class (b)	(773,459)	–	(203,718)
Institutional Class	(82)	–	(19	)(c)

Change in net assets from shareholder distributions	(3,569,972)	(1,092,536)	(5,200,511)

Change in net assets from capital transactions	6,980,017	(5,416,902)	(48,021,143)

Change in net assets	4,853,772	(4,182,764)	(42,333,650)

Net Assets:
Beginning of period	184,120,673	188,303,437	230,637,087

End of period	$188,974,445	$184,120,673	$188,303,437

Accumulated undistributed net investment income at end of period	$2,980	$1,385	$30,150

CAPITAL TRANSACTIONS:
Class A Shares (Note 10)
Proceeds from shares issued	$6,328,299	$901,718	$16,143,389
Dividends reinvested	893,581	273,369	1,244,489
Cost of shares redeemed	(7,996,516)	(5,525,280)	(37,861,210)

Total Class A Shares	(774,636)	(4,350,193)	(20,473,332)

Class C Shares (Note 10)
Proceeds from shares issued	3,108,734	1,887,820	4,749,449
Dividends reinvested	464,943	126,770	597,855
Cost of shares redeemed	(1,749,833)	(2,152,019)	(14,518,232)

Total Class C Shares	1,823,844	(137,429)	(9,170,928)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

67

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark California Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 10) (b)
Proceeds from shares issued	$12,627,039	$5,256,942	$21,181,458
Dividends reinvested	968,722	199,944	1,052,228
Cost of shares redeemed	(7,665,170)	(6,386,234)	(40,620,816)

Total Institutional Service Class Shares	5,930,591	(929,348)	(18,387,130)

Institutional Class Shares
Proceeds from shares issued	–	–	10,000 (c)
Dividends reinvested	218	68	247 (c)
Cost of shares redeemed	–	–	– (c)

Total Institutional Class Shares	218	68	10,247 (c)

Change in net assets from capital transactions	$6,980,017	$(5,416,902)	$(48,021,143)

SHARE TRANSACTIONS:
Class A Shares (Note 10)
Issued	604,423	85,656	1,572,624
Reinvested	85,301	25,960	120,788
Redeemed	(762,639)	(525,522)	(3,687,683)

Total Class A Shares	(72,915)	(413,906)	(1,994,271)

Class C Shares (Note 10)
Issued	297,694	180,093	463,976
Reinvested	44,555	12,085	58,238
Redeemed	(167,167)	(204,968)	(1,418,052)

Total Class C Shares	175,082	(12,790)	(895,838)

Institutional Service Class Shares (Note 10) (b)
Issued	1,199,334	497,063	2,045,485
Reinvested	92,062	18,880	101,649
Redeemed	(728,318)	(603,179)	(3,939,157)

Total Institutional Service Class Shares	563,078	(87,236)	(1,792,023)

Institutional Class Shares
Issued	–	–	976 (c)
Reinvested	21	7	24 (c)
Redeemed	–	–	– (c)

Total Institutional Class Shares	21	7	1,000 (c)

Total change in shares	665,266	(513,925)	(4,681,132)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

68

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark California Intermediate Tax Free Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.54	0.12	(0.14)	(0.02)	(0.02)	(0.08)	(0.10)	$10.42	0.76%		$52,484,002	0.79%	2.27%	0.94%	3.06%
Period Ended October 31, 2014 (g)(h)	$10.47	0.06	0.07	0.13	(0.06)	–	(0.06)	$10.54	1.24%		$53,860,184	0.79%	2.27%	1.01%	1.45%
Year Ended July 31, 2014 (g)	$10.17	0.24	0.32	0.56	(0.24)	(0.02)	(0.26)	$10.47	5.54%		$57,843,395	0.79%	2.31%	0.98%	3.67%
Year Ended July 31, 2013 (g)	$10.54	0.23	(0.37)	(0.14)	(0.23)	–	(0.23)	$10.17	(1.38%	)	$76,478,399	0.79%	2.17%	1.25%	20.00%
Year Ended July 31, 2012 (g)	$10.14	0.24	0.40	0.64	(0.24)	–	(0.24)	$10.54	6.40%		$92,569,680	0.79%	2.30%	1.27%	34.00%
Year Ended July 31, 2011 (g)	$10.18	0.25	(0.04)	0.21	(0.25)	–	(0.25)	$10.14	2.13%		$78,038,152	0.79%	2.54%	1.27%	32.00%
Year Ended July 31, 2010 (g)	$9.98	0.30	0.22	0.52	(0.30)	(0.02)	(0.32)	$10.18	5.26%		$76,111,437	0.78%	2.97%	1.27%	17.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.50	0.09	(0.11)	(0.02)	(0.02)	(0.08)	(0.10)	$10.38	0.54%		$31,551,764	1.24%	1.83%	1.44%	3.06%
Period Ended October 31, 2014 (g)(h)	$10.43	0.05	0.07	0.12	(0.05)	–	(0.05)	$10.50	1.14%		$30,078,664	1.24%	1.83%	1.51%	1.45%
Year Ended July 31, 2014 (g)	$10.14	0.19	0.31	0.50	(0.19)	(0.02)	(0.21)	$10.43	4.99%		$30,015,316	1.24%	1.87%	1.43%	3.67%
Year Ended July 31, 2013 (g)	$10.50	0.18	(0.36)	(0.18)	(0.18)	–	(0.18)	$10.14	(1.72%	)	$38,244,483	1.24%	1.72%	1.50%	20.00%
Year Ended July 31, 2012 (g)	$10.10	0.19	0.41	0.60	(0.20)	–	(0.20)	$10.50	5.96%		$35,519,408	1.24%	1.85%	1.52%	34.00%
Year Ended July 31, 2011 (g)	$10.15	0.21	(0.05)	0.16	(0.21)	–	(0.21)	$10.10	1.59%		$22,805,903	1.24%	2.09%	1.52%	32.00%
Year Ended July 31, 2010 (g)	$9.95	0.25	0.22	0.47	(0.25)	(0.02)	(0.27)	$10.15	4.82%		$14,859,778	1.23%	2.52%	1.52%	17.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.60	0.13	(0.15)	(0.02)	(0.02)	(0.08)	(0.10)	$10.48	0.88%		$104,927,906	0.54%	2.51%	0.66%	3.06%
Period Ended October 31, 2014 (g)(h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.30%		$100,171,154	0.54%	2.50%	0.72%	1.45%
Year Ended July 31, 2014 (g)	$10.23	0.26	0.32	0.58	(0.26)	(0.02)	(0.28)	$10.53	5.77%		$100,434,193	0.54%	2.55%	0.71%	3.67%
Year Ended July 31, 2013 (g)	$10.60	0.26	(0.37)	(0.11)	(0.26)	–	(0.26)	$10.23	(1.12%	)	$115,914,205	0.54%	2.42%	1.00%	20.00%
Year Ended July 31, 2012 (g)	$10.19	0.27	0.41	0.68	(0.27)	–	(0.27)	$10.60	6.73%		$133,142,578	0.54%	2.55%	1.02%	34.00%
Year Ended July 31, 2011 (g)	$10.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)	$10.19	2.38%		$123,643,818	0.54%	2.79%	1.02%	32.00%
Year Ended July 31, 2010 (g)	$10.03	0.33	0.21	0.54	(0.32)	(0.02)	(0.34)	$10.23	5.49%		$112,406,697	0.53%	3.22%	1.02%	17.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.60	0.13	(0.15)	(0.02)	(0.02)	(0.08)	(0.10)	$10.48	0.91%		$10,773	0.49%	2.56%	0.62%	3.06%
Period Ended October 31, 2014 (g)(h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.31%		$10,671	0.49%	2.56%	0.70%	1.45%
Period Ended July 31, 2014 (g)(j)	$10.24	0.23	0.31	0.54	(0.23)	(0.02)	(0.25)	$10.53	5.34%		$10,533	0.49%	2.58%	0.64%	3.67%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

69

Fund Overview	Nationwide HighMark National Intermediate Tax Free Bond Fund

Asset Allocation†

Municipal Bonds	98.1%
Other assets in excess of liabilities	1.9%
100.0%

Top Holdings††

Florida State, Board of Education, Public Education, Refunding, GO, 5.00%, 06/01/22	3.8%
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, 5.00%, 11/15/19	3.3%
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, 5.00%, 01/01/19	3.3%
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB, 5.25%, 07/15/24	3.2%
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, 5.00%, 10/15/20	3.1%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	2.9%
Hawaii State, Refunding, GO, 5.00%, 12/01/19	2.5%
California State, Various Purposes, GO, 5.63%, 04/01/25	2.4%
Hawaii State, Refunding, GO, 5.00%, 11/01/23	2.2%
Lower Colorado River Authority, RB, 5.00%, 05/15/21	2.0%
Other Holdings	71.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

70

Shareholder Expense Example	Nationwide HighMark National Intermediate Tax Free Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark National Intermediate Tax Free Bond Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 – 04/30/15	Expense Ratio During Period (%) 11/01/14 – 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,002.60	3.82	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77
Class C Shares	Actual	(a)	1,000.00	1,001.20	6.05	1.22
	Hypothetical	(a)(b)	1,000.00	1,018.74	6.11	1.22
Institutional Service Class Shares	Actual	(a)	1,000.00	1,004.70	2.58	0.52
	Hypothetical	(a)(b)	1,000.00	1,022.22	2.61	0.52
Institutional Class Shares	Actual	(a)	1,000.00	1,004.90	2.34	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.46	2.36	0.47

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

71

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.1%

	Principal Amount	Market Value

Alaska 1.8%
Alaska State, International Airports Revenue, Refunding, RB, NATL-RE Insured, Series D, 5.00%, 10/01/22	$500,000	$532,030
Anchorage Alaska Schools, Refunding, GO, NATL Insured, Series B, 5.00%, 09/01/17	580,000	637,385

		1,169,415

Arizona 3.5%
City of Phoenix, Civic Improvement Corp., 5.00%, 07/01/26	200,000	241,014
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,146,544
Tucson Arizona, Water System Revenue, RB, 5.00%, 07/01/21	775,000	874,332

		2,261,890

California 19.0%
Apple Valley Unified School District, California State, Refunding, GO, BAM Insured, 4.00%, 08/01/20	425,000	477,764
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured, Series H, 5.00%, 05/01/22	1,000,000	1,122,720
California State, GO, 5.00%, 10/01/20	750,000	889,350
California State, Various Purposes, GO, 5.63%, 04/01/25	1,300,000	1,513,070
Chico, Unified School District, Election 1998, GO, AGM Insured, Series B, 5.00%, 08/01/25	625,000	701,312
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	609,475
Long Beach, Unified School District, Election 2008, GO
Series A, 5.25%, 08/01/24	525,000	608,953
Series A, 5.25%, 08/01/25	500,000	578,160
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	1,000,000	1,208,530
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,000,000	1,149,760
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,207,590

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	$1,000,000	$1,161,520
Torrance, Unified School District, Election 2008, Measure Y, Prerefunded Balance, GO, 5.50%, 08/01/25	775,000	918,220

		12,146,424

Colorado 0.7%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	474,646

Connecticut 1.8%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,153,540

Florida 8.5%
Florida State, Board of Education, Public Education, Refunding, GO
Series A, 5.00%, 06/01/18	525,000	589,281
Series D, 5.00%, 06/01/22	2,000,000	2,401,500
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,239,682
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	970,000	1,195,244

		5,425,707

Georgia 0.5%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB, 5.00%, 11/01/22	250,000	301,845

Hawaii 10.3%
Hawaii State, Refunding, GO
Series EA, 5.00%, 12/01/19	1,330,000	1,546,218
Series EF, 5.00%, 11/01/23	1,140,000	1,375,684
Honolulu City and County, Prerefunded Balance, GO, Series A, 5.00%, 04/01/25	1,080,000	1,236,222
Honolulu City and County, Refunding, GO, Series B, 5.00%, 11/01/24	635,000	766,451
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	499,413

72

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Hawaii (continued)
University of Hawaii Revenue, RB
Series A, 5.50%, 10/01/22	$500,000	$585,505
Series A, 5.50%, 10/01/23	500,000	584,125

		6,593,618

Idaho 5.0%
Boise State University, Refunding, RB, Series A, 5.00%, 04/01/24	425,000	511,543
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB
Series A, 5.00%, 07/15/22	580,000	656,688
Series A, 5.25%, 07/15/24	1,780,000	2,023,112

		3,191,343

Illinois 3.2%
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	1,930,000	2,063,131

Maryland 0.9%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	567,675

Massachusetts 5.4%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	358,230
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, Series B-1, 5.00%, 10/15/20	1,620,000	1,925,727
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Senior Series A, Series A, 5.25%, 07/01/18	600,000	681,162
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	480,242

		3,445,361

Minnesota 1.6%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	840,000	996,190

Nevada 2.8%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,804,631

Municipal Bonds (continued)

	Principal Amount	Market Value

New Jersey 4.2%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB,
Series A, 5.25%, 12/15/21	$760,000	$856,528
Series A, 5.50%, 12/15/22	1,020,000	1,171,113
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, AGM Insured, Series C, 5.50%, 12/15/17	625,000	689,525

		2,717,166

New York 4.8%
New York City, Fiscal 2008, Sub-Series C-1, GO, AGM Insured, 5.00%, 10/01/24	705,000	776,966
New York City, GO, 5.00%, 08/01/20	500,000	585,035
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,221,695
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	478,100

		3,061,796

Oregon 3.0%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	250,000	300,880
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	860,000	960,388
State of Oregon, Article Xi-N Seismic Project, RB, 5.00%, 06/01/24	515,000	638,548

		1,899,816

Pennsylvania 0.9%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	596,590

South Carolina 0.9%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	604,265

Texas 12.4%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	500,000	599,585
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	1,800,000	2,086,326

73

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Texas (continued)
Lower Colorado River Authority, RB
5.00%, 05/15/21	$1,100,000	$1,251,723
5.00%, 05/15/22	800,000	909,800
5.00%, 05/15/23	90,000	102,049
North East Independent School District, Texas School Building, GO, PSF-GTD, Series A, 5.00%, 08/01/17	650,000	711,503
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	601,285
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	500,000	543,705
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	1,000,000	1,119,050

		7,925,026

Virginia 2.3%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	557,940
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	925,876

		1,483,816

Washington 4.6%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,157,650
King County, Issaquah School District No. 411, Refunding, GO, 5.00%, 12/01/23	500,000	614,320
Washington State, Various Purpose, Prerefunded Balance, GO, Series A, 5.00%, 07/01/19	500,000	545,865
Washington State, Various Purpose, Refunding, GO, Series R, 5.00%, 07/01/20	520,000	611,047

		2,928,882

Total Municipal Bonds (cost $59,902,331)		62,812,773

Total Investments (cost $59,902,331) (a)(b) — 98.1%		62,812,773

Other assets in excess of liabilities — 1.9%		1,245,431

NET ASSETS — 100.0%		$64,058,204

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(b)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2015, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 10.05% and 7.24%, respectively.

AGM	Assured Guaranty Municipal Corporation

BAM	Build America Mutual

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

PSF	Priority Solidarity Fund

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

74

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
Assets:
Investments, at value (cost $59,902,331)	$62,812,773
Cash	410,767
Interest receivable	797,755
Receivable for capital shares issued	166,294
Prepaid expenses	21,079

Total Assets	64,208,668

Liabilities:
Distributions payable	72,208
Payable for capital shares redeemed	24,982
Accrued expenses and other payables:
Investment advisory fees	9,135
Fund administration fees	8,139
Distribution fees	4,495
Administrative servicing fees	1,737
Accounting and transfer agent fees	2,538
Trustee fees	149
Custodian fees	541
Compliance program costs (Note 3)	1,247
Professional fees	18,877
Printing fees	6,399
Other	17

Total Liabilities	150,464

Net Assets	$64,058,204

Represented by:
Capital	$60,429,376
Accumulated distributions in excess of net investment income	(196)
Accumulated net realized gains from investments	718,582
Net unrealized appreciation/(depreciation) from investments	2,910,442

Net Assets	$64,058,204

Net Assets:
Class A Shares	$10,166,516
Class C Shares	3,923,390
Institutional Service Class Shares	49,957,675
Institutional Class Shares	10,623

Total	$64,058,204

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	905,888
Class C Shares	349,161
Institutional Service Class Shares	4,449,121
Institutional Class Shares	946

Total	5,705,116

75

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.22
Class C Shares (b)	$11.24
Institutional Service Class Shares	$11.23
Institutional Class Shares	$11.23
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.48

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

76

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$931,992
Dividend income	31

Total Income	932,023

EXPENSES:
Investment advisory fees	164,337
Fund administration fees	48,025
Distribution fees Class A	14,129
Distribution fees Class C	15,677
Administrative servicing fees Class A	2,243
Administrative servicing fees Class C	1,032
Administrative servicing fees Institutional Service Class	627
Registration and filing fees	25,364
Professional fees	17,658
Printing fees	4,170
Trustee fees	915
Custodian fees	1,340
Accounting and transfer agent fees	7,966
Other	2,222

Total expenses before earnings credit and expenses reimbursed	305,705

Earnings credit (Note 4)	(57)
Expenses reimbursed by adviser (Note 3)	(106,074)

Net Expenses	199,574

NET INVESTMENT INCOME	732,449

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	718,369
Net change in unrealized appreciation/(depreciation) from investments	(1,173,357)

Net realized/unrealized losses from investments	(454,988)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$277,461

The accompanying notes are an integral part of these financial statements.

77

Statements of Changes in Net Assets

	Nationwide HighMark National Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$732,449	$406,029	$1,892,135
Net realized gains from investments	718,369	197,487	1,077,555
Net change in unrealized appreciation/(depreciation) from investments	(1,173,357)	125,987	556,200

Change in net assets resulting from operations	277,461	729,503	3,525,890

Distributions to Shareholders From:
Net investment income:
Class A	(117,016)	(72,417)	(366,775)
Class C	(33,799)	(19,629)	(104,001)
Institutional Service Class (b)	(581,766)	(314,145)	(1,419,543)
Institutional Class	(124)	(65)	(226	)(c)
Net realized gains:
Class A	(225,621)	–	(173,393)
Class C	(78,278)	–	(58,083)
Institutional Service Class (b)	(906,127)	–	(567,480)
Institutional Class	(187)	–	(100	)(c)

Change in net assets from shareholder distributions	(1,942,918)	(406,256)	(2,689,601)

Change in net assets from capital transactions	(3,118,862)	(2,153,173)	(18,479,627)

Change in net assets	(4,784,319)	(1,829,926)	(17,643,338)

Net Assets:
Beginning of period	68,842,523	70,672,449	88,315,787

End of period	$64,058,204	$68,842,523	$70,672,449

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(196)	$60	$3,018

CAPITAL TRANSACTIONS:
Class A Shares (Note 10)
Proceeds from shares issued	$1,011,678	$24,452	$5,135,974
Dividends reinvested	280,886	58,751	360,673
Cost of shares redeemed	(3,508,456)	(1,387,236)	(9,659,205)

Total Class A Shares	(2,215,892)	(1,304,033)	(4,162,558)

Class C Shares (Note 10)
Proceeds from shares issued	173,188	600	407,245
Dividends reinvested	107,885	18,922	150,187
Cost of shares redeemed	(716,214)	(363,830)	(3,060,213)

Total Class C Shares	(435,141)	(344,308)	(2,502,781)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

78

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark National Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 10) (b)
Proceeds from shares issued	$2,324,328	$1,150,132	$4,188,054
Dividends reinvested	892,274	82,928	834,836
Cost of shares redeemed	(3,684,742)	(1,737,957)	(16,847,504)

Total Institutional Service Class Shares	(468,140)	(504,897)	(11,824,614)

Institutional Class Shares
Proceeds from shares issued	–	–	10,000 (c)
Dividends reinvested	311	65	326 (c)
Cost of shares redeemed	–	–	– (c)

Total Institutional Class Shares	311	65	10,326 (c)

Change in net assets from capital transactions	$(3,118,862)	$(2,153,173)	$(18,479,627)

SHARE TRANSACTIONS:
Class A Shares (Note 10)
Issued	89,285	2,118	454,122
Reinvested	24,871	5,109	31,839
Redeemed	(310,474)	(120,561)	(853,046)

Total Class A Shares	(196,318)	(113,334)	(367,085)

Class C Shares (Note 10)
Issued	15,211	52	35,884
Reinvested	9,538	1,643	13,251
Redeemed	(63,142)	(31,641)	(269,524)

Total Class C Shares	(38,393)	(29,946)	(220,389)

Institutional Service Class Shares (Note 10) (b)
Issued	205,982	99,986	368,489
Reinvested	78,990	7,209	73,868
Redeemed	(325,711)	(150,869)	(1,485,682)

Total Institutional Service Class Shares	(40,739)	(43,674)	(1,043,325)

Institutional Class Shares
Issued	–	–	884 (c)
Reinvested	27	6	29 (c)
Redeemed	–	–	– (c)

Total Institutional Class Shares	27	6	913 (c)

Total change in shares	(275,423)	(186,948)	(1,629,886)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

79

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark National Intermediate Tax Free Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$11.51	0.12	(0.09)	0.03	(0.12)	(0.20)	(0.32)	$11.22	0.26%		$10,166,516	0.77%	2.07%	1.12%	9.51%
Period Ended October 31, 2014 (g)(h)	$11.45	0.06	0.06	0.12	(0.06)	–	(0.06)	$11.51	1.07%		$12,681,242	0.77%	2.15%	1.27%	2.33%
Year Ended July 31, 2014 (g)	$11.32	0.26	0.24	0.50	(0.26)	(0.11)	(0.37)	$11.45	4.49%		$13,921,742	0.77%	2.28%	1.14%	10.35%
Year Ended July 31, 2013 (g)	$11.78	0.28	(0.42)	(0.14)	(0.28)	(0.04)	(0.32)	$11.32	(1.23%	)	$17,914,754	0.77%	2.37%	1.32%	27.00%
Year Ended July 31, 2012 (g)	$11.42	0.28	0.36	0.64	(0.28)	–	(0.28)	$11.78	5.70%		$18,949,616	0.77%	2.46%	1.33%	20.00%
Year Ended July 31, 2011 (g)	$11.48	0.29	(0.06)	0.23	(0.29)	–	(0.29)	$11.42	2.08%		$23,674,401	0.77%	2.56%	1.33%	22.00%
Year Ended July 31, 2010 (g)	$11.20	0.31	0.28	0.59	(0.31)	–	(0.31)	$11.48	5.33%		$22,334,709	0.76%	2.74%	1.32%	14.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$11.52	0.09	(0.08)	0.01	(0.09)	(0.20)	(0.29)	$11.24	0.12%		$3,923,390	1.22%	1.62%	1.63%	9.51%
Period Ended October 31, 2014 (g)(h)	$11.47	0.05	0.05	0.10	(0.05)	–	(0.05)	$11.52	0.87%		$4,464,546	1.22%	1.70%	1.76%	2.33%
Year Ended July 31, 2014 (g)	$11.33	0.21	0.25	0.46	(0.21)	(0.11)	(0.32)	$11.47	4.11%		$4,787,696	1.22%	1.83%	1.57%	10.35%
Year Ended July 31, 2013 (g)	$11.79	0.23	(0.42)	(0.19)	(0.23)	(0.04)	(0.27)	$11.33	(1.68%	)	$7,230,375	1.22%	1.92%	1.57%	27.00%
Year Ended July 31, 2012 (g)	$11.43	0.23	0.36	0.59	(0.23)	–	(0.23)	$11.79	5.22%		$7,978,232	1.22%	2.01%	1.58%	20.00%
Year Ended July 31, 2011 (g)	$11.49	0.24	(0.06)	0.18	(0.24)	–	(0.24)	$11.43	1.71%		$4,161,043	1.22%	2.11%	1.58%	22.00%
Year Ended July 31, 2010 (g)	$11.40	0.17	0.20	0.37	(0.28)	–	(0.28)	$11.49	2.25%		$2,362,903	1.21%	2.29%	1.57%	14.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$11.51	0.13	(0.08)	0.05	(0.13)	(0.20)	(0.33)	$11.23	0.47%		$49,957,675	0.52%	2.32%	0.83%	9.51%
Period Ended October 31, 2014 (g)(h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.04%		$51,686,161	0.52%	2.40%	1.00%	2.33%
Year Ended July 31, 2014 (g)	$11.33	0.29	0.24	0.53	(0.29)	(0.11)	(0.40)	$11.46	4.75%		$51,952,550	0.52%	2.53%	0.87%	10.35%
Year Ended July 31, 2013 (g)	$11.78	0.31	(0.41)	(0.10)	(0.31)	(0.04)	(0.35)	$11.33	(0.89%	)	$63,170,658	0.52%	2.62%	1.07%	27.00%
Year Ended July 31, 2012 (g)	$11.43	0.31	0.35	0.66	(0.31)	–	(0.31)	$11.78	5.87%		$73,230,424	0.52%	2.71%	1.08%	20.00%
Year Ended July 31, 2011 (g)	$11.48	0.32	(0.05)	0.27	(0.32)	–	(0.32)	$11.43	2.43%		$79,902,327	0.52%	2.81%	1.08%	22.00%
Year Ended July 31, 2010 (g)	$11.20	0.34	0.28	0.62	(0.34)	–	(0.34)	$11.48	5.60%		$81,120,621	0.51%	2.99%	1.07%	14.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$11.51	0.13	(0.08)	0.05	(0.13)	(0.20)	(0.33)	$11.23	0.49%		$10,623	0.47%	2.36%	0.82%	9.51%
Period Ended October 31, 2014 (g)(h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.06%		$10,574	0.47%	2.45%	0.97%	2.33%
Period Ended July 31, 2014 (g)(j)	$11.31	0.25	0.26	0.51	(0.25)	(0.11)	(0.36)	$11.46	4.61%		$10,461	0.47%	2.55%	0.80%	10.35%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

80

Fund Overview	Nationwide HighMark Short Term Bond Fund

Asset Allocation†

Corporate Bonds	53.5%
Asset-Backed Securities	19.4%
U.S. Government Mortgage Backed Agencies	12.4%
Commercial Mortgage Backed Securities	8.6%
Collateralized Mortgage Obligations	2.3%
U.S. Treasury Note	2.0%
Yankee Dollar	0.1%
Bank Loan	0.1%
Other assets in excess of liabilities	1.6%
100.0%

Top Industries††

Banks	17.4%
Automobiles	16.2%
Credit Card	5.3%
Health Care Providers & Services	3.6%
Pharmaceuticals	3.5%
Chemicals	3.4%
Diversified Telecommunication Services	3.2%
Oil, Gas & Consumable Fuels	2.3%
Food & Staples Retailing	2.3%
Gas Utilities	2.1%
Other Industries	40.7%
100.0%

Top Holdings††

Federal National Mortgage Association Pool, 3.00%, 05/01/24	2.3%
DBUBS Mortgage Trust, 3.74%, 11/10/46	2.3%
Mylan, Inc., 7.88%, 07/15/20	2.2%
U.S. Treasury Notes, 0.50%, 07/31/17	2.0%
Citibank Credit Card Issuance Trust, 1.32%, 09/07/18	2.0%
American Express Credit Account Master Trust, 1.43%, 06/15/20	2.0%
Ford Credit Auto Owner Trust, 0.67%, 04/15/18	2.0%
BP Capital Markets PLC, 2.24%, 09/26/18	2.0%
Ford Motor Credit Co. LLC, 1.68%, 09/08/17	1.9%
Bank of America Corp., 5.65%, 05/01/18	1.8%
Other Holdings	79.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

81

Shareholder Expense Example	Nationwide HighMark Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Short Term Bond Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,004.80	3.78	0.76
	Hypothetical	(a)(b)	1,000.00	1,021.03	3.81	0.76
Class C Shares	Actual	(a)	1,000.00	1,002.50	5.96	1.20
	Hypothetical	(a)(b)	1,000.00	1,018.84	6.01	1.20
Institutional Service Class Shares	Actual	(a)	1,000.00	1,006.20	2.39	0.48
	Hypothetical	(a)(b)	1,000.00	1,022.41	2.41	0.48
Institutional Class Shares	Actual	(a)	1,000.00	1,006.30	2.24	0.45
	Hypothetical	(a)(b)	1,000.00	1,022.56	2.26	0.45

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

82

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 19.4%

	Principal Amount	Market Value

Automobiles 11.7%
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 05/15/17	$1,397,593	$1,398,143
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.48%, 01/15/21 (a)(b)	512,459	511,546
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (b)	5,200,000	5,334,774
CarMax Auto Owner Trust Series 2013-2, Class A3, 0.64%, 01/16/18	5,105,107	5,101,834
Series 2014-3, Class A3, 1.16%, 06/17/19	5,050,000	5,054,010
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	675,780	675,580
Series 2014-2, Class A2, 1.05%, 03/20/20 (b)	5,750,000	5,755,198
Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 04/15/18	7,700,000	7,700,870
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2, 3.74%, 02/25/17 (b)	5,000,000	5,086,015
Honda Auto Receivables Owner Trust Series 2013-4, Class A3, 0.69%, 09/18/17	2,600,000	2,602,033
Series 2014-1, Class A3, 0.67%, 11/21/17	2,000,000	1,997,556
Series 2014-3, Class A3, 0.88%, 06/15/18	4,500,000	4,498,808
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	7,992	7,993
Series 2012-B, Class A3, 0.46%, 07/15/16	452,026	452,073

		46,176,433

Credit Card 5.2%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,711,165
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,009,625
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 09/07/18	7,800,000	7,856,347

		20,577,137

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other 2.1%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	$1,257,938	$1,259,277
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	750,000	754,042
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	1,251,344	1,311,725
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	304,644	304,756
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	441,642	453,399
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	454,876	468,824
Consumers Funding LLC, Series 2001-1, Class A6, 5.76%, 10/20/16	140,921	142,536
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	634,280	676,347
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A1, 0.96%, 07/01/18	1,176,314	1,177,803
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	323,906	332,100
PSE&G Transition Funding LLC, Series 2001-1, Class A8, 6.89%, 12/15/17	1,349,796	1,375,099

		8,255,908

Student Loan 0.4%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.18%, 10/15/24 (a)(b)	631,580	633,729
SLM Student Loan Trust, Series 2011-2, Class A1, 0.78%, 11/25/27 (a)	1,090,849	1,089,841

		1,723,570

Total Asset-Backed Securities (cost $76,835,486)		76,733,048

83

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Bank Loan 0.1%

	Principal Amount	Market Value

Food Products 0.1%
HJ Heinz Co., Term B-1 Loan, 2.53%, 06/07/19	$361,047	$361,317

Total Bank Loan (cost $359,304)		361,317

Collateralized Mortgage Obligations 2.3%
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33 (b)	333,602	323,301
Federal Home Loan Mortgage Corp. REMICS
Series 3728, Class EA, 3.50%, 09/15/20	58,089	58,830
Series 3755, Class AL, 1.50%, 11/15/20	154,719	155,632
Series 3645, Class EH, 3.00%, 12/15/20	73,729	75,965
Series 3852, Class EA, 4.50%, 12/15/21	133,786	140,292
Series 4060, Class EA, 1.75%, 06/15/22	642,241	648,434
Series 3627, Class QG, 4.00%, 07/15/23	5,261	5,261
Series 3501, Class AC, 4.00%, 08/15/23	63,045	64,709
Series 3585, Class LA, 3.50%, 10/15/24	212,013	220,492
Series 3609, Class LE, 3.00%, 12/15/24	123,598	127,231
Series 3718, Class BC, 2.00%, 02/15/25	198,918	201,448
Series 3721, Class PE, 3.50%, 09/15/40	314,303	329,810
Federal National Mortgage Association REMICS
Series 2003-3, Class BC, 5.00%, 02/25/18	90,154	93,899
Series 2011-69, Class AC, 2.00%, 05/25/18	118,700	119,927
Series 2010-95, Class BK, 1.50%, 02/25/20	195,914	198,189
Series 2012-99, Class TC, 1.50%, 09/25/22	847,464	846,430
Series 2611, Class HD, 5.00%, 05/15/23	307,766	335,562
Series 2010-50, Class AD, 3.00%, 01/25/24	13,520	13,561
Series 2010-57, Class AQ, 3.00%, 08/25/24	5,256	5,279
Series 2012-93, Class DP, 1.50%, 09/25/27	670,962	659,676
Series 2012-100, Class WA, 1.50%, 09/25/27	704,790	686,444

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS (continued)
Series 2010-66, Class QA, 4.50%, 08/25/39	$104,450	$109,955
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	185,175	191,413
Series 2009-66, Class LG, 2.25%, 05/16/39	195,554	198,387
Series 2009-104, Class KE, 2.50%, 08/16/39	173,741	176,534
Series 2010-4, Class JC, 3.00%, 08/16/39	203,336	210,292
Series 2009-88, Class QE, 3.00%, 09/16/39	559,725	582,594
Series 2011-39, Class NE, 3.50%, 09/16/39	369,982	385,785
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	165,638	168,684
Sequoia Mortgage Trust
Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	326,794	333,789
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	422,191	427,409
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	929,937	897,709
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	29,925	27,904
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	138,952	139,138

Total Collateralized Mortgage Obligations (cost $9,249,757)		9,159,965

Commercial Mortgage Backed Securities 8.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	193,832	193,790
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A1, 1.56%, 12/15/47	18,548	18,552
Series 2011-C2, Class A2, 3.06%, 12/15/47	630,000	646,047
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	449,069	448,851
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	159,483	158,948

84

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Commercial Mortgage Trust
Series 2012-CR2, Class A2, 2.03%, 08/15/45	$700,000	$711,098
Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,032,301	3,024,872
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	8,674,388	8,805,527
Federal National Mortgage Association-ACES
Series 2012-M8, Class AB1, 1.36%, 05/25/22	164,727	162,911
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	95,411	96,130
Series 2012-M8, Class A1, 1.54%, 05/25/22	54,924	54,848
Series 2012-M9, Class AB1, 1.37%, 04/25/22	383,739	384,881
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 04/16/32	345,492	346,300
GS Mortgage Securities Trust
Series 2011-GC5, Class A1, 1.47%, 08/10/44	46,633	46,682
Series 2012-GC6, Class A1, 1.28%, 01/10/45	80,783	81,031
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A1, 1.03%, 05/15/45	12,500	12,503
Series 2012-C8, Class A1, 0. 71%, 10/15/45	365,875	365,845
Series 2013-C16, Class A1, 1.22%, 12/15/46	4,345,619	4,353,837
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A1, 1.23%, 11/15/45	4,077,885	4,086,571
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,024,563	1,024,402
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.66%, 11/15/45	411,621	409,893
Series 2013-C11, Class A1, 1.31%, 08/15/46	4,293,303	4,314,607
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A1, 1.01%, 05/10/63	130,325	130,405
Series 2012-C3, Class A1, 0.73%, 08/10/49	763,811	762,154
Series 2013-C5, Class A1, 0.78%, 03/10/46	303,505	302,602

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.43%, 10/15/44 (a)	$268,735	$269,857
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	715,653	714,934
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class A1, 1.08%, 04/15/45	125,941	126,181
Series 2012-C9, Class A1, 0.67%, 11/15/45	595,297	593,726
Series 2014-C20, Class A1, 1.28%, 05/15/47	1,491,278	1,491,403

Total Commercial Mortgage Backed Securities (cost $34,361,530)		34,139,388

Corporate Bonds 53.5%
Aerospace & Defense 1.3%
L-3 Communications Corp.,
3.95%, 11/15/16	2,890,000	2,993,063
1.50%, 05/28/17	2,038,000	2,018,385

		5,011,448

Airlines 1.0%
Continental Airlines Pass Through Trust,
Series 2010-A, Class A, 4.75%, 01/12/21	1,079,035	1,157,265
Delta Air Lines Pass Through Trust,
Series 2011-1, Class A, 5.30%, 04/15/19	1,736,404	1,892,680
Series 2012-1, Class A, 4.75%, 05/07/20	864,835	934,021

		3,983,966

Auto Components 0.9%
Johnson Controls, Inc.,
1.40%, 11/02/17	3,750,000	3,736,481

Automobiles 4.4%
Ford Motor Credit Co. LLC,
2.75%, 05/15/15	200,000	200,026
1.68%, 09/08/17	7,400,000	7,401,806
General Motors Co.,
3.50%, 10/02/18	4,935,000	5,078,263
Nissan Motor Acceptance Corp.,
0.81%, 03/03/17 (a)(b)	4,400,000	4,411,933
PACCAR Financial Corp.,
1.05%, 06/05/15	250,000	250,155

		17,342,183

85

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks 17.1%
Bank of America Corp.,
Series L, 5.65%, 05/01/18	$6,500,000	$7,188,239
Bank of America NA,
1.65%, 03/26/18	2,000,000	2,002,594
Bank of Montreal,
2.38%, 01/25/19	1,000,000	1,019,019
Bank of New York Mellon Corp. (The),
1.35%, 03/06/18	2,500,000	2,497,995
Bank of Nova Scotia,
1.30%, 07/21/17	4,250,000	4,266,826
BB&T Corp.,
2.15%, 03/22/17	6,500,000	6,617,845
Capital One NA,
1.50%, 09/05/17	6,000,000	5,987,910
Citigroup, Inc.,
1.75%, 05/01/18	5,500,000	5,486,663
Fifth Third Bank,
1.45%, 02/28/18	5,000,000	4,987,110
JPMorgan Chase & Co.,
3.15%, 07/05/16	7,000,000	7,180,012
KeyBank NA,
1.10%, 11/25/16	5,000,000	5,005,250
PNC Bank NA,
1.50%, 10/18/17	7,000,000	7,052,612
Royal Bank of Canada,
1.25%, 06/16/17	2,000,000	2,005,076
US Bank NA,
0.51%, 01/30/17 (a)	200,000	200,109
1.35%, 01/26/18	2,500,000	2,508,175
Wells Fargo & Co.,
1.50%, 01/16/18	3,750,000	3,764,456

		67,769,891

Capital Markets 0.0%†
Lehman Brothers Holdings, Inc.,
5.63%, 01/24/13*	500,000	57,500

Chemicals 3.4%
Dow Chemical Co. (The),
2.50%, 02/15/16	1,000,000	1,013,239
8.55%, 05/15/19	3,000,000	3,724,815
Ecolab, Inc.,
3.00%, 12/08/16	3,825,000	3,941,295
1.55%, 01/12/18	4,725,000	4,731,322

		13,410,671

Communications Equipment 0.4%
Harris Corp.,
2.00%, 04/27/18	1,700,000	1,706,137

Consumer Finance 1.6%
American Express Co.,
7.00%, 03/19/18	4,500,000	5,170,649

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
Capital One Bank USA NA,
1.30%, 06/05/17	$1,250,000	$1,245,320

		6,415,969

Diversified Financial Services 1.0%
KE Export Leasing LLC,
Series 2011-II, 0.52%, 05/19/24 (a)	2,223,559	2,219,676
Series 2013-A, 0.49%, 02/28/25 (a)	1,684,837	1,677,085

		3,896,761

Diversified Telecommunication Services 3.1%
AT&T, Inc.,
1.40%, 12/01/17	5,000,000	4,993,945
Verizon Communications, Inc.,
1.35%, 06/09/17	2,500,000	2,498,550
2.02%, 09/14/18 (a)	250,000	259,665
1.04%, 06/17/19 (a)	4,500,000	4,530,640

		12,282,800

Electric Utilities 0.1%
Georgia Power Co.,
0.66%, 08/15/16 (a)	200,000	199,794

Food & Staples Retailing 2.3%
Walgreen Co.,
1.80%, 09/15/17	7,025,000	7,091,955
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	1,800,000	1,814,814

		8,906,769

Food Products 1.8%
Wm Wrigley Jr Co.,
2.00%, 10/20/17 (b)	3,500,000	3,546,484
WM Wrigley Jr Co.,
1.40%, 10/21/16 (b)	3,750,000	3,765,821

		7,312,305

Gas Utilities 2.1%
El Paso Natural Gas Co. LLC,
5.95%, 04/15/17	3,345,000	3,564,730
Enterprise Products Operating LLC,
3.70%, 06/01/15	1,500,000	1,503,052
1.25%, 08/13/15	275,000	275,400
3.20%, 02/01/16	2,500,000	2,541,385
Kinder Morgan Energy Partners LP,
3.50%, 03/01/16	235,000	239,706

		8,124,273

Health Care Providers & Services 3.6%
Baxter International, Inc.,
0.95%, 06/01/16	2,125,000	2,125,495

86

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Becton, Dickinson and Co.,
1.80%, 12/15/17	$6,750,000	$6,809,758
McKesson Corp.,
0.95%, 12/04/15	150,000	150,309
1.29%, 03/10/17	5,000,000	5,012,190

		14,097,752

Household Durables 0.5%
Whirlpool Corp.,
1.35%, 03/01/17	2,050,000	2,055,590

Media 0.9%
Time Warner Cable, Inc.,
8.25%, 04/01/19	3,000,000	3,504,750
Time Warner, Inc.,
3.15%, 07/15/15	200,000	201,084

		3,705,834

Metals & Mining 0.5%
Rio Tinto Alcan, Inc.,
5.00%, 06/01/15	200,000	200,658
Rio Tinto Finance USA PLC,
1.63%, 08/21/17	1,950,000	1,959,067

		2,159,725

Multiline Retail 0.5%
Macy’s Retail Holdings, Inc.,
7.45%, 07/15/17	1,750,000	1,968,985

Oil, Gas & Consumable Fuels 2.3%
BP Capital Markets PLC,
2.24%, 09/26/18	7,500,000	7,672,103
Petrobras Global Finance BV,
3.25%, 03/17/17	1,440,000	1,413,204

		9,085,307

Pharmaceuticals 3.4%
Actavis Funding SCS,
1.30%, 06/15/17	2,810,000	2,792,382
Bayer US Finance LLC,
1.50%, 10/06/17 (b)	2,000,000	2,015,788
Mylan, Inc.,
7.88%, 07/15/20 (b)	8,250,000	8,638,616
Pfizer, Inc.,
0.57%, 06/15/18 (a)	200,000	200,432

		13,647,218

Road & Rail 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust,
Series 2004-1, 4.58%, 01/15/21	930,205	995,320

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
United Rentals North America, Inc.,
4.63%, 07/15/23	$1,000,000	$1,013,760

		2,009,080

Technology Hardware, Storage & Peripherals 0.8%
Hewlett-Packard Co.,
3.00%, 09/15/16	3,150,000	3,232,426

Total Corporate Bonds (cost $212,529,003)		212,118,865

U.S. Government Mortgage Backed Agencies 12.4%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11038 5.50%, 07/01/15	10	11
Pool# E85741 6.00%, 10/01/16	13,862	14,187
Pool# E01136 5.50%, 03/01/17	12,035	12,624
Pool# E89121 6.00%, 04/01/17	45,965	47,306
Pool# E92833 5.50%, 12/01/17	1,339	1,404
Pool# E01311 5.50%, 02/01/18	21,627	22,686
Pool# E01488 5.00%, 10/01/18	70,170	73,658
Pool# E01497 5.50%, 11/01/18	2,853	3,024
Pool# G11712 4.50%, 07/01/20	283,003	298,223
Pool# G18065 5.00%, 07/01/20	33,954	36,132
Pool# G11723 5.50%, 07/01/20	75,850	81,934
Pool# G14780 2.50%, 07/01/23	3,742,641	3,863,744
Pool# G14899 3.00%, 11/01/23	792,312	831,987
Pool# G13746 4.50%, 01/01/25	449,350	483,995
Pool# J11719 4.00%, 02/01/25	151,658	161,445
Pool# G13888 5.00%, 06/01/25	146,671	159,362
Pool# J12604 4.00%, 07/01/25	410,629	441,231
Pool# J12635 4.00%, 07/01/25	410,229	440,949
Pool# G13908 4.00%, 10/01/25	101,810	108,549

87

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J13543 3.50%, 11/01/25	$203,386	$216,445
Pool# J13795 3.50%, 12/01/25	400,153	425,818
Pool# J14965 3.50%, 04/01/26	135,155	143,782
Pool# E03083 3.50%, 03/01/27	630,012	673,673
Pool# J19197 3.00%, 05/01/27	890,580	933,759
Pool# G18437 3.00%, 06/01/27	937,694	983,213
Pool# C00748 6.00%, 04/01/29	27,806	32,005
Pool# C01418 5.50%, 10/01/32	171,612	194,618
Pool# G01740 5.50%, 12/01/34	96,148	109,284
Pool# G04342 6.00%, 04/01/38	123,500	141,146
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.37%, 01/01/34 (a)	162,780	174,407
Pool# 848191 2.36%, 12/01/34 (a)	847,225	902,824
Pool# 1B2139 2.53%, 03/01/35 (a)	114,508	122,454
Pool# 1B2446 2.36%, 11/01/35 (a)	765,481	822,768
Pool# 848621 2.48%, 09/01/36 (a)	720,200	769,662
Pool# 848251 2.44%, 10/01/36 (a)	1,015,084	1,086,224
Pool# 848134 2.25%, 06/01/39 (a)	119,957	128,172
Federal National Mortgage Association Pool
Pool# 253752 6.00%, 04/01/16	12,054	12,238
Pool# 535846 6.00%, 04/01/16	23,116	23,485
Pool# 357119 6.00%, 05/01/16	36,132	36,633
Pool# 555569 6.00%, 05/01/16	1,922	1,949
Pool# 545015 6.00%, 06/01/16	1,352	1,376
Pool# 545019 6.50%, 06/01/16	3,162	3,218
Pool# 253880 6.50%, 07/01/16	3,098	3,166

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 253883 6.00%, 08/01/16	$3,121	$3,188
Pool# 254003 6.00%, 10/01/16	9,851	10,108
Pool# 545299 6.50%, 11/01/16	3,338	3,426
Pool# 254088 5.50%, 12/01/16	4,599	4,822
Pool# 254140 5.50%, 01/01/17	34,886	36,579
Pool# 254142 6.50%, 01/01/17	4,362	4,490
Pool# 545449 6.50%, 02/01/17	1,476	1,523
Pool# 254261 6.50%, 04/01/17	7,752	8,065
Pool# 254373 6.50%, 07/01/17	7,906	8,255
Pool# 254442 5.50%, 09/01/17	69,960	73,355
Pool# 545899 5.50%, 09/01/17	6,184	6,484
Pool# 254473 5.50%, 10/01/17	10,856	11,382
Pool# 555013 5.50%, 11/01/17	17,310	18,150
Pool# 668358 5.50%, 12/01/17	10,447	10,954
Pool# 685185 5.50%, 02/01/18	1,475	1,546
Pool# 555384 5.50%, 04/01/18	3,500	3,669
Pool# 725135 6.00%, 05/01/18	28,675	29,598
Pool# 555918 5.50%, 10/01/18	3,508	3,678
Pool# 735930 5.50%, 12/01/18	112,042	117,478
Pool# MA0517 4.00%, 09/01/20	494,665	522,348
Pool# AB4251 2.50%, 01/01/22	228,069	235,436
Pool# MA0979 3.00%, 02/01/22	452,307	473,757
Pool# 981257 5.00%, 05/01/23	335,556	362,866
Pool# MA1519 3.00%, 07/01/23	3,506,402	3,677,232
Pool# MA1577 2.50%, 09/01/23	2,805,031	2,896,226
Pool# AL5434 2.50%, 03/01/24	4,173,200	4,308,701

88

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# MA1892 3.00%, 05/01/24	$8,386,425	$8,807,876
Pool# 931892 4.50%, 09/01/24	1,319,005	1,418,673
Pool# AL0802 4.50%, 04/01/25	349,547	376,093
Pool# AE3066 3.50%, 09/01/25	925,650	983,882
Pool# AE5487 3.50%, 10/01/25	165,083	175,440
Pool# 255894 5.00%, 10/01/25	151,071	168,070
Pool# AH0969 3.50%, 12/01/25	514,525	546,877
Pool# AB2130 3.50%, 01/01/26	147,819	157,161
Pool# AB2518 4.00%, 03/01/26	226,720	243,968
Pool# AH9377 3.50%, 04/01/26	304,908	323,996
Pool# AI2067 3.50%, 05/01/26	1,571,813	1,669,910
Pool# AB3298 3.50%, 07/01/26	304,090	323,073
Pool# AB4998 3.00%, 04/01/27	1,477,979	1,549,427
Pool# 53839 2.03%, 08/01/27 (a)	11,526	12,100
Pool# AP4568 2.50%, 09/01/27	696,057	715,412
Pool# MA1174 3.00%, 09/01/27	228,385	239,421
Pool# 190307 8.00%, 06/01/30	2,013	2,568
Pool# 253516 8.00%, 11/01/30	1,364	1,725
Pool# 737253 2.14%, 09/01/33 (a)	64,879	69,241
Pool# 725726 2.17%, 06/01/34 (a)	634,136	676,368
Pool# 725773 5.50%, 09/01/34	210,654	239,731
Pool# 815323 1.91%, 01/01/35 (a)	315,669	331,551
Pool# 811773 5.50%, 01/01/35	173,863	198,884
Pool# AL1009 2.27%, 09/01/35 (a)	915,046	970,932
Pool# 829431 2.23%, 01/01/36 (a)	468,911	500,150
Government National Mortgage Association I Pool Pool# 723371, 4.50%, 11/15/24	350,904	378,510

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool Pool# G2 5080, 4.00%, 06/20/26	$310,440	$329,877

Total U.S. Government Mortgage Backed Agencies (cost $48,526,257)		49,269,002

U.S. Treasury Note 2.0%
U.S. Treasury Note, 0.50%, 07/31/17	8,000,000	7,966,248

Total U.S. Treasury Note (cost $7,919,042)		7,966,248

Yankee Dollar 0.1%
Road & Rail 0.1%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	475,070

Total Yankee Dollar (cost $468,809)		475,070

Total Investments (cost $390,249,188) (c) — 98.4%		390,222,903

Other assets in excess of liabilities — 1.6%		6,161,274

NET ASSETS — 100.0%		$396,384,177

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $50,258,354 which represents 12.68% of net assets.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services

BV	Private Limited Liability Company

FDIC	Federal Deposit Insurance Corporation

LLC	Limited Liability Company

LP	Limited Partnership

89

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

90

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund
Assets:
Investments, at value (cost $390,249,188)	$390,222,903
Cash	8,697,418
Interest receivable	1,580,726
Receivable for investments sold	189,148
Receivable for capital shares issued	97,569
Prepaid expenses	36,753

Total Assets	400,824,517

Liabilities:
Payable for investments purchased	3,854,333
Distributions payable	70,373
Payable for capital shares redeemed	305,920
Accrued expenses and other payables:
Investment advisory fees	113,132
Fund administration fees	15,285
Distribution fees	30,928
Administrative servicing fees	7,153
Accounting and transfer agent fees	6,043
Trustee fees	2,251
Custodian fees	3,779
Compliance program costs (Note 3)	628
Professional fees	14,056
Printing fees	16,427
Other	32

Total Liabilities	4,440,340

Net Assets	$396,384,177

Represented by:
Capital	$401,230,544
Accumulated distributions in excess of net investment income	(487,647)
Accumulated net realized losses from investments	(4,332,435)
Net unrealized appreciation/(depreciation) from investments	(26,285)

Net Assets	$396,384,177

Net Assets:
Class A Shares	$87,125,717
Class C Shares	20,408,683
Institutional Service Class Shares	101,926,182
Institutional Class Shares	186,923,595

Total	$396,384,177

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	8,713,045
Class C Shares	2,016,255
Institutional Service Class Shares	10,179,516
Institutional Class Shares	18,662,095

Total	39,570,911

91

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.00
Class C Shares (b)	$10.12
Institutional Service Class Shares	$10.01
Institutional Class Shares	$10.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.23

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

92

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$3,490,029

Total Income	3,490,029

EXPENSES:
Investment advisory fees	798,559
Fund administration fees	89,185
Distribution fees Class A	116,397
Distribution fees Class C	81,534
Administrative servicing fees Class A	25,993
Administrative servicing fees Class C	8,312
Administrative servicing fees Institutional Service Class	18,953
Registration and filing fees	33,930
Professional fees	24,532
Printing fees	9,247
Trustee fees	4,541
Custodian fees	7,729
Accounting and transfer agent fees	27,298
Compliance program costs (Note 3)	542
Other	27,106

Total expenses before expenses reimbursed	1,273,858

Expenses reimbursed by adviser (Note 3)	(7,726)

Net Expenses	1,266,132

NET INVESTMENT INCOME	2,223,897

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	289,205
Net change in unrealized appreciation/(depreciation) from investments	92,820

Net realized/unrealized gains from investments	382,025

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,605,922

The accompanying notes are an integral part of these financial statements.

93

Statements of Changes in Net Assets

	Nationwide HighMark Short Term Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$2,223,897	$938,604	$1,860,737
Net realized gains/(losses) from investments	289,205	(25,185)	380,353
Net change in unrealized appreciation/(depreciation) from investments	92,820	(18,726)	(246,267)

Change in net assets resulting from operations	2,605,922	894,693	1,994,823

Distributions to Shareholders From:
Net investment income:
Class A	(450,371)	(113,116)	(421,351)
Class C	(54,604)	(16,572)	(116,588)
Institutional Service Class (b)	(639,868)	(236,955)	(1,084,475)
Institutional Class	(1,503,199)	(727,616)	(759,644	)(c)

Change in net assets from shareholder distributions	(2,648,042)	(1,094,259)	(2,382,058)

Change in net assets from capital transactions	(85,951,931)	80,981,928	237,400,971

Change in net assets	(85,994,051)	80,782,362	237,013,736

Net Assets:
Beginning of period	482,378,228	401,595,866	164,582,130

End of period	$396,384,177	$482,378,228	$401,595,866

Accumulated distributions in excess of net investment income at end of period	$(487,647)	$(63,502)	$(63,539)

CAPITAL TRANSACTIONS:
Class A Shares (Note 10)
Proceeds from shares issued	$9,249,993	$4,129,203	$14,428,646
Proceeds from shares issued from merger (Note 11)	–	60,579,297	–
Dividends reinvested	356,551	77,480	253,950
Cost of shares redeemed	(22,281,923)	(8,162,074)	(15,788,849)

Total Class A Shares	(12,675,379)	56,623,906	(1,106,253)

Class C Shares (Note 10)
Proceeds from shares issued	2,251,358	1,212,511	3,083,868
Proceeds from shares issued from merger (Note 11)	–	5,634,335	–
Dividends reinvested	50,518	15,077	98,147
Cost of shares redeemed	(4,910,779)	(2,858,750)	(10,854,637)

Total Class C Shares	(2,608,903)	4,003,173	(7,672,622)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

94

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Short Term Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 10) (b)
Proceeds from shares issued	$36,360,231	$19,380,785	$26,125,044
Proceeds from shares issued from merger (Note 11)	–	9,423,828	–
Dividends reinvested	313,900	110,517	451,406
Cost of shares redeemed	(30,323,004)	(16,402,257)	(37,025,340)

Total Institutional Service Class Shares	6,351,127	12,512,873	(10,448,890)

Institutional Class Shares
Proceeds from shares issued	9,184,784	9,737,017	353,705,935	(c)
Proceeds from shares issued from merger (Note 11)	–	9,432,606	–	(c)
Dividends reinvested	1,502,854	727,591	759,318	(c)
Cost of shares redeemed	(87,706,414)	(12,055,238)	(97,836,517	)(c)

Total Institutional Class Shares	(77,018,776)	7,841,976	256,628,736	(c)

Change in net assets from capital transactions	$(85,951,931)	$80,981,928	$237,400,971

SHARE TRANSACTIONS:
Class A Shares (Note 10)
Issued	926,038	412,678	1,440,475
Issued in merger (Note 11)	–	6,052,356	–
Reinvested	35,673	7,746	25,361
Redeemed	(2,230,257)	(814,891)	(1,576,599)

Total Class A Shares	(1,268,546)	5,657,889	(110,763)

Class C Shares (Note 10)
Issued	222,632	119,728	304,287
Issued in merger (Note 11)	–	556,087	–
Reinvested	4,992	1,489	9,682
Redeemed	(485,313)	(282,227)	(1,070,660)

Total Class C Shares	(257,689)	395,077	(756,691)

Institutional Service Class Shares (Note 10) (b)
Issued	3,637,219	1,934,065	2,605,575
Issued in merger (Note 11)	–	940,276	–
Reinvested	31,358	11,038	45,019
Redeemed	(3,031,040)	(1,636,951)	(3,693,645)

Total Institutional Service Class Shares	637,537	1,248,428	(1,043,051)

Institutional Class Shares
Issued	918,580	970,895	35,243,596	(c)
Issued in merger (Note 11)	–	940,811	–	(c)
Reinvested	150,067	72,640	75,648	(c)
Redeemed	(8,762,435)	(1,202,404)	(9,745,303	)(c)

Total Institutional Class Shares	(7,693,788)	781,942	25,573,941	(c)

Total change in shares	(8,582,486)	8,083,336	23,663,436

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(c)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

95

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Short Term Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.00	0.04	0.01	0.05	(0.05)	(0.05)	$10.00	0.48%		$87,125,717	0.76%	0.78%	0.76%	18.91%
Period Ended October 31, 2014 (g)(h)	$10.00	0.02	–	0.02	(0.02)	(0.02)	$10.00	0.20%		$99,815,537	0.75%	0.67%	0.78%	13.12%
Year Ended July 31, 2014 (g)	$10.00	0.07	0.03	0.10	(0.10)	(0.10)	$10.00	0.98%		$43,251,067	0.81%	0.72%	0.86%	52.08%
Year Ended July 31, 2013 (g)	$10.11	0.09	(0.07)	0.02	(0.13)	(0.13)	$10.00	0.22%		$44,364,179	0.85%	0.89%	1.19%	62.00%
Year Ended July 31, 2012 (g)	$10.09	0.17	0.05	0.22	(0.20)	(0.20)	$10.11	2.18%		$31,888,147	0.88%	1.71%	1.22%	45.00%
Year Ended July 31, 2011 (g)	$10.10	0.19	0.02	0.21	(0.22)	(0.22)	$10.09	2.07%		$24,352,508	0.95%	1.89%	1.23%	48.00%
Year Ended July 31, 2010 (g)	$9.98	0.24	0.14	0.38	(0.26)	(0.26)	$10.10	3.86%		$22,581,313	0.94%	2.39%	1.24%	27.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.12	0.02	0.01	0.03	(0.03)	(0.03)	$10.12	0.25%		$20,408,683	1.20%	0.32%	1.27%	18.91%
Period Ended October 31, 2014 (g)(h)	$10.13	–	–	–	(0.01)	(0.01)	$10.12	(0.01%	)	$23,018,402	1.20%	0.20%	1.27%	13.12%
Year Ended July 31, 2014 (g)	$10.13	0.03	0.02	0.05	(0.05)	(0.05)	$10.13	0.50%		$19,025,184	1.26%	0.26%	1.30%	52.08%
Year Ended July 31, 2013 (g)	$10.24	0.05	(0.07)	(0.02)	(0.09)	(0.09)	$10.13	(0.24%	)	$26,690,172	1.30%	0.44%	1.44%	62.00%
Year Ended July 31, 2012 (g)	$10.21	0.13	0.05	0.18	(0.15)	(0.15)	$10.24	1.79%		$24,569,388	1.33%	1.26%	1.47%	45.00%
Year Ended July 31, 2011 (g)	$10.22	0.15	0.01	0.16	(0.17)	(0.17)	$10.21	1.59%		$20,876,269	1.40%	1.44%	1.48%	48.00%
Year Ended July 31, 2010 (g)	$10.10	0.20	0.14	0.34	(0.22)	(0.22)	$10.22	3.37%		$17,565,330	1.39%	1.94%	1.49%	27.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.01	0.05	0.01	0.06	(0.06)	(0.06)	$10.01	0.62%		$101,926,182	0.48%	1.05%	0.48%	18.91%
Period Ended October 31, 2014 (g)(h)	$10.02	0.02	–	0.02	(0.03)	(0.03)	$10.01	0.17%		$95,544,683	0.49%	0.92%	0.49%	13.12%
Year Ended July 31, 2014 (g)	$10.02	0.10	0.03	0.13	(0.13)	(0.13)	$10.02	1.26%		$83,068,672	0.54%	1.00%	0.59%	52.08%
Year Ended July 31, 2013 (g)	$10.13	0.12	(0.07)	0.05	(0.16)	(0.16)	$10.02	0.48%		$93,527,779	0.59%	1.16%	0.94%	62.00%
Year Ended July 31, 2012 (g)	$10.10	0.20	0.05	0.25	(0.22)	(0.22)	$10.13	2.55%		$102,448,607	0.61%	1.98%	0.97%	45.00%
Year Ended July 31, 2011 (g)	$10.12	0.22	0.01	0.23	(0.25)	(0.25)	$10.10	2.35%		$87,476,317	0.67%	2.17%	0.98%	48.00%
Year Ended July 31, 2010 (g)	$10.00	0.27	0.14	0.41	(0.29)	(0.29)	$10.12	4.04%		$71,121,675	0.66%	2.67%	0.99%	27.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.02	0.05	0.01	0.06	(0.06)	(0.06)	$10.02	0.63%		$186,923,595	0.45%	1.08%	0.45%	18.91%
Period Ended October 31, 2014 (g)(h)	$10.02	0.02	0.01	0.03	(0.03)	(0.03)	$10.02	0.28%		$263,999,606	0.45%	0.96%	0.46%	13.12%
Period Ended July 31, 2014 (g)(j)	$10.01	0.09	0.03	0.12	(0.11)	(0.11)	$10.02	1.19%		$256,250,943	0.48%	0.99%	0.48%	52.08%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

96

Fund Overview	Nationwide High Yield Bond Fund

Asset Allocation†

Corporate Bonds	95.9%
Yankee Dollar	0.7%
Commercial Mortgage Backed Security	0.2%
Common Stock††	0.0%
Warrant††	0.0%
Other assets in excess of liabilities	3.2%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	10.2%
Media	9.8%
Health Care Providers & Services	6.1%
Diversified Telecommunication Services	5.1%
Metals & Mining	4.6%
Hotels, Restaurants & Leisure	4.3%
Banks	3.9%
Consumer Finance	3.2%
Gas Utilities	3.2%
Pharmaceuticals	2.9%
Other Industries	46.7%
100.0%

Top Holdings†††

Sabine Pass Liquefaction LLC, 5.62%, 02/01/21	1.6%
DISH DBS Corp., 7.88%, 09/01/19	1.0%
Valeant Pharmaceuticals International, Inc., 7.00%, 10/01/20	0.9%
First Data Corp., 12.63%, 01/15/21	0.9%
ArcelorMittal, 7.75%, 10/15/39	0.8%
Sprint Communications, Inc., 7.00%, 03/01/20	0.8%
NRG Energy, Inc., 6.25%, 07/15/22	0.8%
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	0.8%
Sprint Corp., 7.25%, 09/15/21	0.7%
CIT Group, Inc., 5.50%, 02/15/19	0.7%
Other Holdings	91.0%
100.0%

Top Countries†††

United States	77.3%
Luxembourg	6.0%
United Kingdom	3.4%
Canada	2.4%
Netherlands	1.7%
Ireland	1.6%
Germany	1.6%
France	1.4%
Cayman Islands	1.3%
Liberia	0.7%
Other Countries	2.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

97

Shareholder Expense Example	Nationwide High Yield Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide High Yield Bond Fund April 30, 2015			Beginning Account Value($) 11/01/14	Ending Account Value($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,005.00	5.57	1.12
	Hypothetical	(a)(b)	1,000.00	1,019.24	5.61	1.12
Class C Shares	Actual	(a)	1,000.00	1,002.40	8.09	1.63
	Hypothetical	(a)(b)	1,000.00	1,016.71	8.15	1.63
Institutional Service Class Shares	Actual	(a)	1,000.00	1,006.00	4.53	0.91
	Hypothetical	(a)(b)	1,000.00	1,020.28	4.56	0.91
Institutional Class Shares	Actual	(a)	1,000.00	1,005.20	3.73	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.76	0.75

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

98

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.2%

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.15%, 02/15/51 (a)	$100,000	$108,190

Total Commercial Mortgage Backed Security (cost $79,225)		108,190

Corporate Bonds 95.9%
Aerospace & Defense 0.2%
TransDigm, Inc., 6.00%, 07/15/22	100,000	100,625

Airlines 0.4%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	185,500

Auto Components 1.8%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	200,000	212,500
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	100,000	105,800
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (b)(c)	200,000	208,500
Tenneco, Inc., 5.38%, 12/15/24	75,000	78,562
ZF North America Capital, Inc., 4.75%, 04/29/25 (c)	150,000	150,375

		755,737

Automobiles 2.1%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 06/15/19	205,000	214,748
8.25%, 06/15/21	200,000	220,750
General Motors Co., 6.25%, 10/02/43	150,000	179,027
General Motors Financial Co., Inc., 4.38%, 09/25/21	250,000	265,595

		880,120

Banks 3.1%
CIT Group, Inc., 5.50%, 02/15/19 (c)	285,000	298,181
HSBC Holdings PLC, 6.38%, 09/17/24 (d)	200,000	206,800
ING Groep NV, 6.50%, 04/16/25 (d)	200,000	198,875
Lloyds Banking Group PLC
7.50%, 06/27/24 (d)	250,000	266,875
6.41%, 10/01/35 (c)(d)	200,000	227,000
RBS Capital Trust II, 6.43%, 01/03/34 (d)	75,000	86,438

		1,284,169

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Products 1.8%
Builders FirstSource, Inc., 7.63%, 06/01/21 (c)	$100,000	$104,250
Building Materials Corp. of America
6.75%, 05/01/21 (c)	100,000	106,250
5.38%, 11/15/24 (c)	50,000	51,250
Masonite International Corp., 5.63%, 03/15/23 (c)	25,000	26,125
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20 (c)	100,000	101,000
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 01/31/20	54,000	58,995
USG Corp.
5.88%, 11/01/21 (c)	250,000	268,125
5.50%, 03/01/25 (c)	25,000	26,250

		742,245

Capital Markets 0.9%
Credit Suisse Group AG, 7.50%, 12/11/23 (c)(d)	200,000	214,000
E*TRADE Financial Corp., 5.38%, 11/15/22	50,000	53,125
KCG Holdings, Inc., 6.88%, 03/15/20 (c)	125,000	119,688

		386,813

Chemicals 2.6%
Basell Finance Co. BV, 8.10%, 03/15/27 (c)	40,000	54,472
INEOS Group Holdings SA, 6.13%, 08/15/18 (c)	200,000	203,500
NOVA Chemicals Corp., 5.25%, 08/01/23 (c)	125,000	131,563
Perstorp Holding AB, 11.00%, 08/15/17 (c)	200,000	213,875
SPCM SA, 6.00%, 01/15/22 (c)	200,000	210,000
WR Grace & Co.-Conn, 5.13%, 10/01/21 (c)	275,000	286,687

		1,100,097

Commercial Services & Supplies 2.8%
ADT Corp. (The), 6.25%, 10/15/21	150,000	161,250
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	77,250
ExamWorks Group, Inc.
9.00%, 07/15/19	225,000	238,500
5.63%, 04/15/23	125,000	129,062
Premier Graphics, Inc., 11.50%, 12/01/05 (e)(f)(g)	4,250,000	0

99

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.
7.88%, 03/15/21	$75,000	$86,062
6.00%, 04/01/24	100,000	103,750
ServiceMaster Co., 7.00%, 08/15/20	97,000	102,578
TerraForm Power Operating LLC, 5.88%, 02/01/23 (c)	50,000	52,125
TMS International Corp., 7.63%, 10/15/21 (c)	225,000	225,000

		1,175,577

Communications Equipment 0.2%
Avaya, Inc., 7.00%, 04/01/19 (c)	100,000	100,500

Construction & Engineering 0.4%
AECOM Technology Corp., 5.88%, 10/15/24 (c)	150,000	155,383

Construction Materials 0.7%
Vulcan Materials Co.
7.50%, 06/15/21	150,000	177,804
4.50%, 04/01/25	100,000	101,500

		279,304

Consumer Finance 3.1%
Ally Financial, Inc.
4.13%, 03/30/20	100,000	100,500
4.13%, 02/13/22	50,000	49,000
Credit Acceptance Corp., 7.38%, 03/15/23 (c)	150,000	149,250
International Lease Finance Corp.
7.13%, 09/01/18 (c)	250,000	283,125
5.88%, 04/01/19	175,000	190,312
SLM Corp.
5.50%, 01/15/19	125,000	127,063
8.00%, 03/25/20	225,000	250,591
Springleaf Finance Corp., 6.90%, 12/15/17	140,000	148,750

		1,298,591

Containers & Packaging 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 01/31/21 (c)	225,000	233,437
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150,000	150,750
Graphic Packaging International, Inc.
4.75%, 04/15/21	125,000	130,000
4.88%, 11/15/22	25,000	25,875
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22 (c)	75,000	76,969

Corporate Bonds (continued)

	Principal Amount	Market Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.25%, 02/15/21	$200,000	$212,750
Sealed Air Corp., 8.38%, 09/15/21 (c)	240,000	270,600

		1,100,381

Distributors 0.6%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (c)	125,000	128,750
HD Supply, Inc., 5.25%, 12/15/21 (c)	100,000	103,750

		232,500

Diversified Financial Services 2.4%
Horizon Pharma Financing, Inc., 6.63%, 05/01/23 (c)	200,000	203,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	225,000	236,576
Interactive Data Corp., 5.88%, 04/15/19 (c)	100,000	101,500
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20 (c)	200,000	197,500
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	269,800

		1,008,626

Diversified Telecommunication Services 5.0%
Altice Financing SA, 6.63%, 02/15/23 (c)	200,000	206,000
Altice SA, 7.75%, 05/15/22 (c)	200,000	202,002
CenturyLink, Inc., Series S, 6.45%, 06/15/21	205,000	220,375
CenturyLink, Inc., Series W, 6.75%, 12/01/23	75,000	81,132
Frontier Communications Corp.
8.50%, 04/15/20	100,000	110,750
6.88%, 01/15/25	25,000	24,212
Level 3 Financing, Inc.
6.13%, 01/15/21	75,000	79,406
5.38%, 08/15/22	79,000	80,679
Sprint Capital Corp.
6.90%, 05/01/19	175,000	180,220
8.75%, 03/15/32	75,000	76,875
Telecom Italia SpA, 5.30%, 05/30/24 (c)	200,000	210,500
Virgin Media Secured Finance PLC, 5.25%, 01/15/26 (c)	200,000	199,000

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Wind Acquisition Finance SA, 4.75%, 07/15/20 (c)	$200,000	$200,000
Windstream Corp., 7.75%, 10/01/21	200,000	196,500

		2,067,651

Electric Utilities 0.5%
AES Corp. (The), 8.00%, 06/01/20	100,000	116,500
FirstEnergy Corp., Series C, 7.38%, 11/15/31	75,000	95,556

		212,056

Electrical Equipment 0.7%
Anixter, Inc., 5.13%, 10/01/21	150,000	156,000
Belden, Inc., 5.25%, 07/15/24 (c)	125,000	126,562

		282,562

Electronic Equipment & Instruments 0.3%
Flextronics International Ltd., 5.00%, 02/15/23	100,000	106,500

Electronic Equipment, Instruments & Components 0.3%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	100,000	106,300

Energy Equipment & Services 0.6%
Key Energy Services, Inc., 6.75%, 03/01/21	175,000	116,375
SESI LLC, 7.13%, 12/15/21	115,000	119,600

		235,975

Food & Staples Retailing 0.7%
CST Brands, Inc., 5.00%, 05/01/23	25,000	25,750
Rite Aid Corp., 9.25%, 03/15/20	150,000	165,750
Roundy’s Supermarkets, Inc., 10.25%, 12/15/20 (c)	125,000	111,250

		302,750

Food Products 1.0%
Agrokor DD, 8.88%, 02/01/20 (c)	100,000	110,028
Dean Foods Co., 6.50%, 03/15/23 (c)	75,000	77,250
Diamond Foods, Inc., 7.00%, 03/15/19 (c)	100,000	103,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20 (c)	$125,000	$131,406

		422,184

Gas Utilities 3.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (c)	50,000	52,250
Genesis Energy LP, 5.63%, 06/15/24	150,000	144,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23	50,000	50,125
4.88%, 12/01/24	125,000	129,300
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	50,000	53,000
Sabine Pass Liquefaction LLC, 5.62%, 02/01/21	650,000	664,840
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.13%, 11/15/19 (c)	100,000	100,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	98,000	101,920

		1,296,435

Health Care Providers & Services 5.9%
Amsurg Corp., 5.63%, 07/15/22	125,000	126,900
CHS/Community Health Systems, Inc.
7.13%, 07/15/20	225,000	241,312
5.13%, 08/01/21	75,000	77,625
6.88%, 02/01/22	100,000	106,125
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (c)	150,000	158,625
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24	125,000	127,203
5.00%, 05/01/25	75,000	74,860
Envision Healthcare Corp., 5.13%, 07/01/22 (c)	100,000	103,000
HCA, Inc.
7.75%, 05/15/21	150,000	159,750
7.50%, 02/15/22	100,000	117,000
5.88%, 03/15/22	100,000	111,875
5.00%, 03/15/24	50,000	53,135
5.38%, 02/01/25	50,000	52,500
Hologic, Inc., 6.25%, 08/01/20	100,000	103,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 04/15/25 (c)	25,000	25,500

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (c)	$100,000	$103,500
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (c)	150,000	157,501
Service Corp. International, 5.38%, 05/15/24	100,000	106,250
Tenet Healthcare Corp.
8.00%, 08/01/20	160,000	167,400
6.00%, 10/01/20	200,000	213,500
8.13%, 04/01/22	75,000	81,844

		2,469,030

Hotels, Restaurants & Leisure 4.2%
ARAMARK Corp., 5.75%, 03/15/20	125,000	130,312
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	100,000	101,750
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (c)	125,000	132,187
MGM Resorts International, 6.00%, 03/15/23	150,000	155,344
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	200,000	212,875
7.50%, 10/15/27	75,000	88,687
Scientific Games International, Inc., 10.00%, 12/01/22 (c)	225,000	208,688
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (c)	100,000	112,750
Speedway Motorsports, Inc., 5.13%, 02/01/23 (c)	100,000	100,870
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (c)	175,000	166,688
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (c)	65,000	34,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 03/15/22	100,000	101,750
Wynn Macau Ltd., 5.25%, 10/15/21 (c)	200,000	187,500

		1,733,851

Household Durables 1.8%
DR Horton, Inc., 4.38%, 09/15/22	125,000	126,250
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)	175,000	183,313
KB Home, 7.25%, 06/15/18	150,000	162,375
Standard Pacific Corp., 8.38%, 01/15/21	150,000	175,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables (continued)
WESCO Distribution, Inc., 5.38%, 12/15/21	$100,000	$102,000

		749,438

Household Products 0.6%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (b)(c)	175,000	185,500
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	80,250

		265,750

Industrial Conglomerates 0.1%
Bombardier, Inc., 5.50%, 09/15/18 (c)	50,000	50,563

Information Technology Services 1.1%
First Data Corp.
12.63%, 01/15/21	300,000	354,150
10.63%, 06/15/21	97,000	110,065

		464,215

Insurance 0.9%
AXA SA, 6.38%, 12/14/36 (c)(d)	150,000	168,188
HUB International Ltd., 7.88%, 10/01/21 (c)	100,000	103,000
Liberty Mutual Group, Inc., 10.75%, 06/15/58 (a)(c)	65,000	99,450

		370,638

Internet & Catalog Retail 0.3%
Netflix, Inc., 5.50%, 02/15/22 (c)	100,000	105,250

Internet Software & Services 0.3%
Equinix, Inc., 5.38%, 04/01/23	125,000	129,063

Leisure Products 0.2%
Brunswick Corp., 4.63%, 05/15/21 (c)	75,000	75,750

Machinery 1.5%
Case New Holland, Inc., 7.88%, 12/01/17	225,000	248,063
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	200,000	214,500
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	150,000	160,500

		623,063

Marine 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (c)	125,000	127,812

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Marine (continued)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/22 (c)	$150,000	$138,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	125,000	112,188

		378,000

Media 9.5%
Cablevision Systems Corp., 5.88%, 09/15/22	50,000	53,000
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21	200,000	207,825
6.63%, 01/31/22	150,000	159,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)	175,000	175,254
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	101,120
Cogeco Cable, Inc., 4.88%, 05/01/20 (c)	125,000	128,281
DISH DBS Corp., 7.88%, 09/01/19	375,000	423,281
Gannett Co., Inc.
5.13%, 07/15/20	125,000	130,882
6.38%, 10/15/23	100,000	108,250
iHeartCommunications, Inc.
9.00%, 12/15/19	200,000	197,750
9.00%, 03/01/21	100,000	95,875
Intelsat Jackson Holdings SA
7.25%, 10/15/20	300,000	309,337
5.50%, 08/01/23	100,000	94,125
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	183,750
Lamar Media Corp., 5.38%, 01/15/24	125,000	130,488
McClatchy Co. (The), 9.00%, 12/15/22	100,000	97,000
Numericable Group SA, 4.88%, 05/15/19 (c)	200,000	201,750
Sirius XM Radio, Inc.
5.88%, 10/01/20 (c)	225,000	234,844
5.75%, 08/01/21 (c)	75,000	78,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (c)	275,000	287,719
5.00%, 01/15/25 (c)	200,000	201,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	200,000	214,790
WMG Acquisition Corp., 6.00%, 01/15/21 (c)	135,000	138,713

		3,953,034

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 4.4%
AK Steel Corp., 7.63%, 10/01/21	$75,000	$61,875
Alcoa, Inc., 5.13%, 10/01/24	275,000	296,429
ArcelorMittal
7.75%, 10/15/39	325,000	335,562
7.50%, 03/01/41	125,000	127,813
Commercial Metals Co., 4.88%, 05/15/23	75,000	71,437
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (c)	75,000	65,437
Hecla Mining Co., 6.88%, 05/01/21	250,000	226,250
Murray Energy Corp., 11.25%, 04/15/21 (c)	125,000	127,188
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 10/01/18 (c)	100,000	97,750
Steel Dynamics, Inc.
5.13%, 10/01/21 (c)	50,000	51,125
5.25%, 04/15/23	150,000	153,375
5.50%, 10/01/24 (c)	25,000	25,813
Westmoreland Coal Co., 8.75%, 01/01/22 (c)	200,000	199,000

		1,839,054

Multiline Retail 0.1%
Family Tree Escrow LLC, 5.75%, 03/01/23 (c)	25,000	26,250

Multi-Utilities & Unregulated Power 2.5%
Calpine Corp., 6.00%, 01/15/22 (c)	250,000	264,375
Dynegy, Inc.
6.75%, 11/01/19 (c)	100,000	104,500
7.38%, 11/01/22 (c)	200,000	213,000
NRG Energy, Inc., 6.25%, 07/15/22	300,000	311,250
NRG Yield Operating LLC, 5.38%, 08/15/24 (c)	125,000	129,688

		1,022,813

Oil, Gas & Consumable Fuels 9.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	190,000	158,175
Antero Resources Finance Corp.
6.00%, 12/01/20	175,000	178,719
5.38%, 11/01/21	75,000	75,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	50,000	41,000

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (c)	$150,000	$149,250
7.63%, 01/15/22	125,000	126,875
Chaparral Energy, Inc., 7.63%, 11/15/22	175,000	140,000
Chesapeake Energy Corp.
6.63%, 08/15/20	150,000	154,500
5.75%, 03/15/23	200,000	195,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	125,000	99,375
Denbury Resources, Inc., 5.50%, 05/01/22	100,000	94,750
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	200,000	214,000
Halcon Resources Corp., 9.75%, 07/15/20	150,000	123,000
Jupiter Resources, Inc., 8.50%, 10/01/22 (c)	125,000	105,625
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	250,000	210,000
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20	100,000	91,062
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21	150,000	146,625
6.88%, 08/01/22 (c)	125,000	117,187
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/01/20	450,000	247,500
Oasis Petroleum, Inc., 6.88%, 03/15/22	225,000	228,937
Offshore Group Investment Ltd., 7.50%, 11/01/19	300,000	198,000
Pacific Drilling SA, 5.38%, 06/01/20 (c)	300,000	254,250
Precision Drilling Corp., 5.25%, 11/15/24	125,000	108,125
Rice Energy, Inc., 6.25%, 05/01/22	100,000	100,500
Seventy Seven Energy, Inc., 6.50%, 07/15/22	225,000	128,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	125,000	119,375
Transocean, Inc., 6.38%, 12/15/21	125,000	110,156
Ultra Petroleum Corp.
5.75%, 12/15/18 (c)	150,000	141,000
6.13%, 10/01/24 (c)	75,000	66,188

		4,124,237

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products 1.3%
Boise Cascade Co., 6.38%, 11/01/20	$100,000	$105,250
Cascades, Inc., 5.50%, 07/15/22 (c)	125,000	126,562
Clearwater Paper Corp., 4.50%, 02/01/23	25,000	24,625
Masco Corp.
7.13%, 03/15/20	25,000	29,188
4.45%, 04/01/25	50,000	51,625
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (c)	200,000	210,000

		547,250

Personal Products 0.2%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	100,000

Pharmaceuticals 2.9%
Capsugel SA, 7.00%, 05/15/19 (b)(c)	225,000	229,500
Endo Finance LLC & Endo Finco, Inc.
7.25%, 01/15/22 (c)	100,000	105,750
5.38%, 01/15/23 (c)	100,000	98,375
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (c)	200,000	204,500
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20	75,000	80,156
Valeant Pharmaceuticals International, Inc.
7.00%, 10/01/20 (c)	345,000	361,388
7.50%, 07/15/21 (c)	75,000	81,375
VRX Escrow Corp., 5.88%, 05/15/23 (c)	25,000	25,656

		1,186,700

Real Estate Investment Trusts (REITs) 0.3%
Communications Sales & Leasing, Inc., 8.25%, 10/15/23 (c)	100,000	102,625

Real Estate Management & Development 0.2%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/21 (c)	100,000	102,250

Road & Rail 1.8%
Ashtead Capital, Inc., 5.63%, 10/01/24 (c)	200,000	210,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 04/01/23	100,000	101,969
5.25%, 03/15/25 (c)	75,000	74,250
Hertz Corp. (The), 5.88%, 10/15/20	50,000	50,875

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
United Rentals North America, Inc.
6.13%, 06/15/23	$200,000	$209,650
4.63%, 07/15/23	100,000	101,376

		748,370

Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices, Inc., 6.75%, 03/01/19	100,000	87,000
NXP BV/NXP Funding LLC, 5.75%, 02/15/21 (c)	200,000	212,500

		299,500

Software 2.9%
Activision Blizzard, Inc., 5.63%, 09/15/21 (c)	75,000	80,156
BMC Software Finance, Inc., 8.13%, 07/15/21 (c)	125,000	114,688
Epicor Software Corp., 8.63%, 05/01/19	200,000	209,000
IMS Health, Inc., 6.00%, 11/01/20 (c)	125,000	130,000
Infor US, Inc.
11.50%, 07/15/18	75,000	81,094
6.50%, 05/15/22 (c)	125,000	128,437
MedAssets, Inc., 8.00%, 11/15/18	150,000	156,375
MSCI, Inc., 5.25%, 11/15/24 (c)	50,000	52,000
NCR Corp.
5.88%, 12/15/21	125,000	128,125
6.38%, 12/15/23	100,000	105,250

		1,185,125

Specialty Retail 1.4%
Claire’s Stores, Inc., 9.00%, 03/15/19 (c)	25,000	22,315
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18 (b)(c)	28,000	28,560
Michaels Stores, Inc., 5.88%, 12/15/20 (c)	175,000	181,562
Party City Holdings, Inc., 8.88%, 08/01/20	250,000	270,313
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19	75,000	76,500

		579,250

Wireless Telecommunication Services 2.1%
Sprint Communications, Inc., 7.00%, 03/01/20 (c)	300,000	331,875
Sprint Corp., 7.25%, 09/15/21	300,000	301,125

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services (continued)
Sprint Nextel Corp., 9.00%, 11/15/18 (c)	$110,000	$125,159
T-Mobile USA, Inc., 6.63%, 04/01/23	100,000	103,820

		861,979

Total Corporate Bonds (cost $40,150,852)		39,911,629

Common Stock 0.0%†

	Shares

Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc. * (e)(f)	972	0

Total Common Stock (cost $—)		0

Warrant 0.0%†

	Number of Warrants

Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18* (e)(f)	8,400	0

Total Warrant (cost $—)		0

Yankee Dollar 0.7%

	Principal Amount

Banks 0.7%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$250,000	277,352

Total Yankee Dollar (cost $253,721)		277,352

Total Investments (cost $40,483,798) (h) — 96.8%		40,297,171

Other assets in excess of liabilities — 3.2%		1,324,053

NET ASSETS — 100.0%		$41,621,224

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

(b)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $16,763,483 which represents 40.28% of net assets.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date reflects the next call date.

(e)	Fair valued security.

(f)	Illiquid security.

(g)	Security in default.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

BV	Private Limited Liability Company

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund
Assets:
Investments, at value (cost $40,483,798)	$40,297,171
Cash	591,348
Interest receivable	652,580
Receivable for investments sold	263,734
Receivable for capital shares issued	775
Reclaims receivable	488
Prepaid expenses	39,810

Total Assets	41,845,906

Liabilities:
Payable for investments purchased	75,000
Distributions payable	11,764
Payable for capital shares redeemed	73,086
Accrued expenses and other payables:
Investment advisory fees	6,238
Fund administration fees	8,548
Distribution fees	8,565
Administrative servicing fees	2,659
Accounting and transfer agent fees	7,222
Trustee fees	102
Custodian fees	394
Compliance program costs (Note 3)	7
Professional fees	21,564
Printing fees	9,030
Other	503

Total Liabilities	224,682

Net Assets	$41,621,224

Represented by:
Capital	$73,589,039
Accumulated undistributed net investment income	7,016
Accumulated net realized losses from investments	(31,788,204)
Net unrealized appreciation/(depreciation) from investments	(186,627)

Net Assets	$41,621,224

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund
Net Assets:
Class A Shares	$23,465,050
Class C Shares	6,127,621
Institutional Service Class Shares	1,146,659
Institutional Class Shares	10,881,894

Total	$41,621,224

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,792,463
Class C Shares	984,525
Institutional Service Class Shares	183,882
Institutional Class Shares	1,748,128

Total	6,708,998

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$6.19
Class C Shares (b)	$6.22
Institutional Service Class Shares	$6.24
Institutional Class Shares	$6.22
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$6.46

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide High Yield Bond Fund
INVESTMENT INCOME:
Interest income	$1,340,265

Total Income	1,340,265

EXPENSES:
Investment advisory fees	117,290
Fund administration fees	45,006
Distribution fees Class A	29,485
Distribution fees Class C	22,553
Administrative servicing fees Class A	14,663
Administrative servicing fees Class C	3,862
Administrative servicing fees Institutional Service Class	945
Registration and filing fees	32,500
Professional fees	20,062
Printing fees	8,330
Trustee fees	586
Custodian fees	1,090
Accounting and transfer agent fees	8,504
Compliance program costs (Note 3)	80
Other	289

Total expenses before expenses reimbursed	305,245

Expenses reimbursed by adviser (Note 3)	(73,895)

Net Expenses	231,350

NET INVESTMENT INCOME	1,108,915

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(267,866)
Net change in unrealized appreciation/(depreciation) from investments	(734,234)

Net realized/unrealized losses from investments	(1,002,100)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$106,815

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide High Yield Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$1,108,915	$2,835,486
Net realized gains/(losses) from investments	(267,866)	1,254,271
Net change in unrealized appreciation/(depreciation) from investments	(734,234)	(1,302,287)

Change in net assets resulting from operations	106,815	2,787,470

Distributions to Shareholders From:
Net investment income:
Class A	(609,203)	(1,418,649)
Class C	(140,361)	(338,329)
Institutional Service Class	(31,914)	(13,853)
Institutional Class	(327,441)	(1,064,654)

Change in net assets from shareholder distributions	(1,108,919)	(2,835,485)

Change in net assets from capital transactions	(3,833,418)	(8,473,412)

Change in net assets	(4,835,522)	(8,521,427)

Net Assets:
Beginning of period	46,456,746	54,978,173

End of period	$41,621,224	$46,456,746

Accumulated undistributed net investment income at end of period	$7,016	$7,020

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$10,689,532	$16,264,227
Dividends reinvested	568,228	1,248,361
Cost of shares redeemed	(11,522,199)	(19,722,643)

Total Class A Shares	(264,439)	(2,210,055)

Class C Shares
Proceeds from shares issued	408,813	490,229
Dividends reinvested	135,232	322,294
Cost of shares redeemed	(696,807)	(1,999,153)

Total Class C Shares	(152,762)	(1,186,630)

Institutional Service Class Shares
Proceeds from shares issued	3,130,132	1,074,408
Dividends reinvested	16,598	13,837
Cost of shares redeemed	(3,061,573)	(86,137)

Total Institutional Service Class Shares	85,157	1,002,108

Institutional Class Shares
Proceeds from shares issued	688,209	1,581,306
Dividends reinvested	313,858	945,832
Cost of shares redeemed	(4,503,441)	(8,605,973)

Total Institutional Class Shares	(3,501,374)	(6,078,835)

Change in net assets from capital transactions	$(3,833,418)	$(8,473,412)

Statements of Changes in Net Assets (Continued)

	Nationwide High Yield Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	1,759,756	2,548,253
Reinvested	92,328	195,583
Redeemed	(1,900,392)	(3,109,384)

Total Class A Shares	(48,308)	(365,548)

Class C Shares
Issued	65,987	76,107
Reinvested	21,844	50,193
Redeemed	(114,172)	(312,481)

Total Class C Shares	(26,341)	(186,181)

Institutional Service Class Shares
Issued	511,232	168,072
Reinvested	2,688	2,158
Redeemed	(501,404)	(13,411)

Total Institutional Service Class Shares	12,516	156,819

Institutional Class Shares
Issued	110,503	246,339
Reinvested	50,691	147,142
Redeemed	(723,581)	(1,337,377)

Total Institutional Class Shares	(562,387)	(943,896)

Total change in shares	(624,520)	(1,338,806)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide High Yield Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$6.32	0.16	(0.13)	0.03	(0.16)	(0.16)	–	$6.19	0.50%	$23,465,050	1.12%	5.17%	1.47%	21.26%
Year Ended October 31, 2014 (g)	$6.32	0.34	–	0.34	(0.34)	(0.34)	–	$6.32	5.53%	$24,255,364	1.07%	5.37%	1.38%	52.31%
Period Ended October 31, 2013 (g)(h)	$6.14	0.12	0.18	0.30	(0.12)	(0.12)	–	$6.32	4.98%	$26,581,284	1.01%	5.89%	1.60%	22.92%
Year Ended June 30, 2013 (g)	$6.09	0.39	0.08	0.47	(0.42)	(0.42)	–	$6.14	7.82%	$27,010,702	1.13%	6.15%	1.38%	56.76%
Year Ended June 30, 2012 (g)	$6.22	0.42	(0.13)	0.29	(0.42)	(0.42)	–	$6.09	5.06%	$36,305,809	1.20%	6.98%	1.33%	50.00%
Year Ended June 30, 2011 (g)	$5.89	0.48	0.34	0.82	(0.49)	(0.49)	–	$6.22	14.30%	$40,987,009	1.20%	7.73%	1.37%	55.00%
Year Ended June 30, 2010 (g)	$5.16	0.57	0.71	1.28	(0.55)	(0.55)	–	$5.89	25.49%	$36,333,534	1.20%	9.80%	1.38%	61.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$6.35	0.14	(0.13)	0.01	(0.14)	(0.14)	–	$6.22	0.24%	$6,127,621	1.63%	4.67%	1.98%	21.26%
Year Ended October 31, 2014 (g)	$6.36	0.31	(0.01)	0.30	(0.31)	(0.31)	–	$6.35	4.82%	$6,423,829	1.55%	4.89%	1.86%	52.31%
Period Ended October 31, 2013 (g)(h)	$6.17	0.11	0.19	0.30	(0.11)	(0.11)	–	$6.36	4.95%	$7,610,065	1.50%	5.36%	2.08%	22.92%
Year Ended June 30, 2013 (g)	$6.09	0.37	0.08	0.45	(0.37)	(0.37)	–	$6.17	7.49%	$7,366,722	1.40%	5.83%	1.66%	56.76%
Year Ended June 30, 2012 (g)	$6.23	0.39	(0.14)	0.25	(0.39)	(0.39)	–	$6.09	4.35%	$7,872,256	1.70%	6.46%	1.83%	50.00%
Year Ended June 30, 2011 (g)	$5.90	0.45	0.34	0.79	(0.46)	(0.46)	–	$6.23	13.72%	$9,164,527	1.70%	7.24%	1.86%	55.00%
Year Ended June 30, 2010 (g)	$5.16	0.54	0.72	1.26	(0.52)	(0.52)	–	$5.90	25.07%	$8,901,805	1.70%	9.27%	1.88%	61.00%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$6.37	0.16	(0.12)	0.04	(0.17)	(0.17)	–	$6.24	0.60%	$1,146,659	0.91%	5.24%	1.24%	21.26%
Year Ended October 31, 2014 (g)	$6.37	0.35	0.01	0.36	(0.36)	(0.36)	–	$6.37	5.67%	$1,090,965	0.83%	5.47%	1.15%	52.31%
Period Ended October 31, 2013 (g)(h)	$6.18	0.12	0.19	0.31	(0.12)	(0.12)	–	$6.37	5.11%	$92,615	1.00%	5.85%	1.58%	22.92%
Period Ended June 30, 2013 (g)(i)	$6.23	0.23	(0.04)	0.19	(0.24)	(0.24)	–	$6.18	2.94%	$88,199	0.94%	6.06%	1.21%	56.76%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$6.36	0.17	(0.14)	0.03	(0.17)	(0.17)	–	$6.22	0.52%	$10,881,894	0.75%	5.54%	1.10%	21.26%
Year Ended October 31, 2014 (g)	$6.36	0.37	(0.01)	0.36	(0.36)	(0.36)	–	$6.36	5.82%	$14,686,588	0.75%	5.69%	1.05%	52.31%
Period Ended October 31, 2013 (g)(h)	$6.18	0.13	0.18	0.31	(0.13)	(0.13)	–	$6.36	5.04%	$20,694,209	0.75%	6.11%	1.33%	22.92%
Year Ended June 30, 2013 (g)	$6.14	0.41	0.09	0.50	(0.46)	(0.46)	–	$6.18	8.25%	$22,984,179	0.84%	6.42%	1.05%	56.76%
Year Ended June 30, 2012 (g)	$6.27	0.44	(0.13)	0.31	(0.44)	(0.44)	–	$6.14	5.27%	$36,611,570	0.95%	7.23%	1.01%	50.00%
Year Ended June 30, 2011 (g)	$5.94	0.50	0.34	0.84	(0.51)	(0.51)	–	$6.27	14.47%	$44,749,982	0.95%	7.97%	1.03%	55.00%
Year Ended June 30, 2010 (g)	$5.20	0.59	0.71	1.30	(0.56)	(0.56)	–	$5.94	25.80%	$37,151,647	0.95%	10.08%	1.05%	61.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Inflation-Protected Securities Fund

Asset Allocation†

U.S. Treasury Notes	68.6%
U.S. Treasury Bonds	31.2%
Other assets in excess of liabilities	0.2%
100.0%

Top Holdings††

U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/18	18.2%
U.S. Treasury Inflation Indexed Notes, 1.13%, 01/15/21	13.1%
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/22	10.4%
U.S. Treasury Inflation Indexed Notes, 0.13%, 07/15/22	7.6%
U.S. Treasury Inflation Indexed Notes, 0.63%, 07/15/21	7.2%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/41	6.5%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/17	6.1%
U.S. Treasury Inflation Indexed Bonds, 0.75%, 02/15/42	5.7%
U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	5.2%
U.S. Treasury Inflation Indexed Notes, 1.38%, 01/15/20	4.7%
Other Holdings	15.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide Inflation-Protected Securities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Inflation-Protected Securities Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,008.90	2.79	0.56
	Hypothetical	(a)(b)	1,000.00	1,022.02	2.81	0.56
Institutional Class Shares	Actual	(a)	1,000.00	1,010.60	1.50	0.30
	Hypothetical	(a)(b)	1,000.00	1,023.31	1.51	0.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 31.2%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/25 (a)	$6,300,000	$9,540,195
1.75%, 01/15/28 (a)	4,800,000	6,306,087
3.63%, 04/15/28 (a)	5,350,000	10,956,453
2.50%, 01/15/29 (a)	4,750,000	6,637,284
3.88%, 04/15/29 (a)	3,300,000	6,921,151
2.13%, 02/15/41 (a)	9,550,000	13,665,029
0.75%, 02/15/42 (a)	11,500,000	11,945,855

Total U.S. Treasury Bonds (cost $67,027,879)		65,972,054

U.S. Treasury Notes 68.6%
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/17 (a)	12,125,000	12,797,462
0.13%, 04/15/18 (a)	37,000,000	38,465,392
1.38%, 01/15/20 (a)	8,400,000	9,882,726
1.13%, 01/15/21 (a)	24,000,000	27,707,555
0.63%, 07/15/21 (a)	13,800,000	15,104,922
0.13%, 01/15/22 (a)	21,000,000	22,033,480
0.13%, 07/15/22 (a)	15,500,000	16,065,425
0.63%, 01/15/24 (a)	2,750,000	2,897,362

Total U.S. Treasury Notes (cost $147,244,867)		144,954,324

Total Investments (cost $214,272,746) (b) — 99.8%		210,926,378

Other assets in excess of liabilities — 0.2%		406,425

NET ASSETS — 100.0%		$211,332,803

(a)	Principal amounts are not adjusted for inflation.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Assets:
Investments, at value (cost $214,272,746)	$210,926,378
Cash	97,240
Interest receivable	373,450
Receivable for capital shares issued	1,799
Prepaid expenses	18,017

Total Assets	211,416,884

Liabilities:
Payable for capital shares redeemed	5,529
Accrued expenses and other payables:
Investment advisory fees	43,361
Fund administration fees	11,101
Distribution fees	12
Administrative servicing fees	16
Accounting and transfer agent fees	241
Trustee fees	427
Custodian fees	2,148
Compliance program costs (Note 3)	111
Professional fees	15,162
Printing fees	5,952
Other	21

Total Liabilities	84,081

Net Assets	$211,332,803

Represented by:
Capital	$220,363,019
Accumulated distributions in excess of net investment loss	(450,963)
Accumulated net realized losses from investments	(5,232,885)
Net unrealized appreciation/(depreciation) from investments	(3,346,368)

Net Assets	$211,332,803

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Net Assets:
Class A Shares	$56,834
Institutional Class Shares	211,275,969

Total	$211,332,803

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,899
Institutional Class Shares	21,881,225

Total	21,887,124

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.63
Institutional Class Shares	$9.66
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.85

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest income	$1,773

Total Income	1,773

EXPENSES:
Investment advisory fees	356,371
Fund administration fees	69,564
Distribution fees Class A	58
Administrative servicing fees Class A	3
Registration and filing fees	15,237
Professional fees	16,414
Printing fees	4,599
Trustee fees	4,010
Custodian fees	5,579
Accounting and transfer agent fees	1,632
Compliance program costs (Note 3)	537
Other	4,491

Total expenses before and expenses reimbursed	478,495

Expenses reimbursed by adviser (Note 3)	(51,547)

Net Expenses	426,948

NET INVESTMENT LOSS	(425,175)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,694,674)
Net change in unrealized appreciation/(depreciation) from investments	5,536,632

Net realized/unrealized gains from investments	3,841,958

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,416,783

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Inflation-Protected Securities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income/(loss)	$(425,175)	$2,080,014
Net realized losses from investments	(1,694,674)	(49,596)
Net change in unrealized appreciation/(depreciation) from investments	5,536,632	3,093,132

Change in net assets resulting from operations	3,416,783	5,123,550

Distributions to Shareholders From:
Net investment income:
Class A	(17)	(18)
Institutional Class	(373,218)	(1,611,625)

Change in net assets from shareholder distributions	(373,235)	(1,611,643)

Change in net assets from capital transactions	(95,293,830)	153,214,374

Change in net assets	(92,250,282)	156,726,281

Net Assets:
Beginning of period	303,583,085	146,856,804

End of period	$211,332,803	$303,583,085

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(450,963)	$347,447

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$20,304	$315,915
Dividends reinvested	17	11
Cost of shares redeemed	(510)	(321,508)

Total Class A Shares	19,811	(5,582)

Institutional Class Shares
Proceeds from shares issued	7,920,130	161,403,242
Dividends reinvested	373,218	1,611,485
Cost of shares redeemed	(103,606,989)	(9,794,771)

Total Institutional Class Shares	(95,313,641)	153,219,956

Change in net assets from capital transactions	$(95,293,830)	$153,214,374

SHARE TRANSACTIONS:
Class A Shares
Issued	2,096	32,875
Reinvested	1	1
Redeemed	(53)	(33,194)

Total Class A Shares	2,044	(318)

Institutional Class Shares
Issued	829,687	17,023,056
Reinvested	39,040	168,520
Redeemed	(10,711,478)	(1,020,121)

Total Institutional Class Shares	(9,842,751)	16,171,455

Total change in shares	(9,840,707)	16,171,137

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Inflation-Protected Securities Fund

	Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.55	(0.02)	0.10	0.08	–	–	$9.63	0.89%	$56,834	0.56%	(0.36%)	0.60%	15.75%
Year Ended October 31, 2014 (f)	$9.41	0.10	0.05	0.15	(0.01)	(0.01)	$9.55	1.55%	$36,829	0.59%	1.03%	0.64%	0.49%
Year Ended October 31, 2013 (f)	$10.05	–	(0.63)	(0.63)	(0.01)	(0.01)	$9.41	(6.29%)	$39,275	0.55%	(0.05%)	0.65%	37.88%
Period Ended October 31, 2012 (f)(g)	$10.00	0.02	0.03	0.05	–	–	$10.05	0.50%	$21,277	0.55%	1.75%	0.92%	0.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.57	(0.01)	0.11	0.10	(0.01)	(0.01)	$9.66	1.06%	$211,275,969	0.30%	(0.30%)	0.34%	15.75%
Year Ended October 31, 2014 (f)	$9.44	0.09	0.09	0.18	(0.05)	(0.05)	$9.57	1.92%	$303,546,256	0.30%	0.92%	0.35%	0.49%
Year Ended October 31, 2013 (f)	$10.06	(0.01)	(0.60)	(0.61)	(0.01)	(0.01)	$9.44	(6.09%)	$146,817,529	0.30%	(0.10%)	0.39%	37.88%
Period Ended October 31, 2012 (f)(g)	$10.00	0.02	0.04	0.06	–	–	$10.06	0.60%	$46,574,482	0.30%	2.03%	0.68%	0.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from September 18, 2012 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of September 17, 2012 through October 31, 2012.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Money Market Fund

Asset Allocation†

Commercial Paper	56.8%
Corporate Bonds	10.9%
Municipal Bonds	9.4%
Mutual Funds	8.9%
Repurchase Agreement	8.7%
Certificates of Deposit	4.1%
Asset-Backed Securities	2.2%
Liabilities in excess of other assets	(1.0%)
100.0%

Top Industries††

Finance-Retail	17.6%
Banking	11.7%
Sovereign	10.7%
Finance-Commercial	10.6%
Finance-Automotive	5.6%
Consumer Products	4.7%
Electric Power	3.8%
Insurance	3.3%
Retail	1.4%
Aerospace & Defense	1.1%
Other Industries*	29.5%
100.0%

Top Holdings††

Federated Prime Cash Obligations Fund, Institutional Shares	6.2%
BlackRock MuniYield Investment Quality Fund, RB, 0.22%, 05/01/15	4.2%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.22%, 05/01/15	3.5%
Ontario, Province of Canada, 0.10%, 05/07/15	3.5%
LMA-Americas LLC, 0.25%, 06/24/15	2.8%
Federated Prime Obligations Fund, Institutional Shares	2.6%
Unilever NV, 0.19%, 05/08/15	2.5%
Bedford Row Funding Corp., 0.29%, 09/18/15	2.2%
Sheffield Receivables Co. LLC, 0.20%, 05/15/15	2.2%
Caisse des Depots et Consignations (CDC), 0.16%, 05/26/15	2.2%
Other Holdings*	68.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Money Market Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Prime Shares	Actual	(a)	1,000.00	1,000.00	0.99	0.20
	Hypothetical	(a)(b)	1,000.00	1,023.80	1.00	0.20
Institutional Class Shares	Actual	(a)	1,000.00	1,000.00	0.99	0.20
	Hypothetical	(a)(b)	1,000.00	1,023.80	1.00	0.20
Service Class Shares	Actual	(a)	1,000.00	1,000.00	0.99	0.20
	Hypothetical	(a)(b)	1,000.00	1,023.80	1.00	0.20

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 2.2%

	Principal Amount	Market Value

Finance-Automotive 0.1%
Enterprise Fleet Financing LLC, Series 2014-2, Class A1, 0.25%, 08/20/15 (a)	$774,944	$774,943
Santander Drive Auto Receivables Trust, Series 2014-5, Class A1, 0.27%, 12/15/15	144,896	144,896

		919,839

Finance-Equipment 0.1%
Macquarie Equipment Funding Trust, Series 2014-A, Class A1, 0.26%, 09/21/15 (a)	1,104,475	1,104,475

Finance-Retail 2.0%
Firstmac Mortgage Funding Trust No. 4, Series 1A-2014, Class A2A, 0.53%, 06/26/15 (a)(b)	18,000,000	18,001,304

Total Asset-Backed Securities (cost $20,025,618)		20,025,618

Certificates of Deposit 4.1%
Banking 4.1%
Bank of Montreal, 0.41%, 07/10/15 (b)	13,000,000	13,000,000
Credit Suisse, Zurich, 0.23%, 06/10/15	9,000,000	9,000,000
State Street Bank and Trust Co., 0.26%, 06/15/15 (b)	5,000,000	5,000,000
Toronto Dominion Bank, 0.27%, 09/04/15 (b)	10,000,000	10,000,000

		37,000,000

Total Certificates of Deposit (cost $37,000,000)		37,000,000

Commercial Paper 56.8%
Aerospace & Defense 1.1%
Honeywell International, Inc., 0.24%, 07/29/15 (a)	10,000,000	9,994,067

Banking 6.2%
Bank of Nova Scotia, Toronto, 0.28%, 07/27/15 (a)	5,000,000	4,996,617
Bedford Row Funding Corp.
0.30%, 06/01/15 (a)	5,000,000	4,998,708
0.27%, 06/23/15 (a)	1,000,000	999,603
0.29%, 09/18/15 (a)(b)	20,000,000	20,000,000
LMA-Americas LLC, 0.25%, 06/24/15 (a)	25,500,000	25,490,437

		56,485,365

Commercial Paper (continued)

	Principal Amount	Market Value

Consumer Products 4.7%
Unilever NV
0.19%, 05/08/15	$23,000,000	$22,999,151
0.32%, 08/17/15	20,000,000	19,980,829

		42,979,980

Electric Power 3.8%
Electricite de France SA
0.19%, 05/06/15 (a)	10,000,000	9,999,743
0.18%, 05/13/15 (a)	5,000,000	4,999,700
0.17%, 07/24/15 (a)	20,000,000	19,992,067

		34,991,510

Finance-Automotive 2.9%
American Honda Finance Corp., 0.12%, 06/25/15	11,000,000	10,997,983
Toyota Motor Credit Corp., 0.24%, 06/16/15 (b)	15,000,000	15,000,000

		25,997,983

Finance-Commercial 8.8%
Atlantic Asset Securitization LLC
0.23%, 05/08/15 (a)	18,000,000	17,999,195
0.23%, 07/16/15 (a)	4,000,000	3,998,058
CIESCO LLC
0.23%, 05/01/15 (a)	17,000,000	17,000,000
0.25%, 05/07/15 (a)	2,000,000	1,999,916
0.28%, 08/11/15 (a)	3,000,000	2,997,620
Fairway Finance Co. LLC, 0.24%, 06/22/15 (a)(b)	10,000,000	9,999,857
General Electric Capital Corp., 0.20%, 07/29/15	5,000,000	4,997,528
Sheffield Receivables Co. LLC
0.16%, 05/11/15 (a)	1,500,000	1,499,933
0.20%, 05/15/15 (a)	20,000,000	19,998,445

		80,490,552

Finance-Retail 15.8%
Barton Capital LLC, 0.24%, 07/16/15 (a)	10,000,000	9,994,933
CAFCO LLC
0.29%, 08/10/15 (a)	5,000,000	4,995,932
0.31%, 09/01/15 (a)	2,650,000	2,647,193
0.30%, 09/22/15 (a)	10,000,000	9,988,000
Chariot Funding LLC
0.27%, 07/08/15 (a)	5,000,000	4,997,450
0.27%, 08/03/15 (a)	10,000,000	9,992,950
0.27%, 08/18/15 (a)	3,000,000	2,997,548
0.27%, 08/25/15 (a)	10,000,000	9,991,300
0.28%, 09/15/15 (a)	5,000,000	4,994,672
0.30%, 10/16/15 (a)	9,000,000	8,987,400
Jupiter Securitization Co. LLC
0.21%, 05/04/15 (a)	10,000,000	9,999,825

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Retail (continued)
0.28%, 08/28/15 (a)	$19,000,000	$18,982,414
0.28%, 09/10/15 (a)	5,000,000	4,994,867
0.28%, 09/17/15 (a)	12,000,000	11,987,027
Salisbury Receivables Co. LLC
0.20%, 05/15/15 (a)	13,000,000	12,998,989
0.18%, 05/27/15 (a)	15,000,000	14,998,050

		143,548,550

Municipal 2.2%
Kaiser Foundation Hospital
0.20%, 06/23/15	10,000,000	9,997,056
0.23%, 07/15/15	5,000,000	4,997,604
0.23%, 07/16/15	5,000,000	4,997,572

		19,992,232

Oil & Oil Finance 0.5%
ConocoPhillips Qatar Funding Ltd., 0.20%, 05/05/15 (a)	5,000,000	4,999,889

Sovereign 10.8%
Caisse des Depots et Consignations (CDC)
0.16%, 05/26/15 (a)	20,000,000	19,997,778
0.23%, 08/07/15 (a)	5,000,000	4,996,869
0.22%, 08/17/15 (a)	5,000,000	4,996,775
Erste Abwicklungsanstalt
0.28%, 07/22/15 (a)	6,000,000	5,996,173
0.20%, 07/24/15 (a)	20,000,000	19,990,667
0.28%, 07/27/15 (a)	10,000,000	9,993,233
Ontario, Province of Canada, 0.10%, 05/07/15	32,000,000	31,999,467

		97,970,962

Total Commercial Paper (cost $517,451,090)		517,451,090

Corporate Bonds 10.9%
Banking 1.7%
Wells Fargo Bank NA, 0.40%, 07/22/15 (b)	15,000,000	15,000,000

Finance-Automotive 2.7%
BMW US Capital LLC
0.39%, 07/17/15 (b)	10,000,000	10,000,000
0.38%, 02/05/16 (b)	10,000,000	10,000,000
Toyota Motor Credit Corp., 0.29%, 04/15/16 (b)	5,000,000	5,000,000

		25,000,000

Finance-Commercial 1.8%
General Electric Capital Corp.
3.50%, 06/29/15	1,000,000	1,005,168
1.30%, 07/02/15 (b)	4,140,000	4,147,366

Corporate Bonds (continued)

	Principal Amount	Market Value

Finance-Commercial (continued)

1.63%, 07/02/15	$7,532,000	$7,548,078
1.02%, 07/09/15 (b)	500,000	500,668
0.65%, 07/10/15 (b)	2,250,000	2,251,682
1.01%, 08/11/15 (b)	300,000	300,579
0.92%, 09/30/15 (b)	285,000	285,747
0.47%, 01/08/16 (b)	280,000	280,241

		16,319,529

Insurance 3.3%
Metropolitan Life Global Funding I
1.70%, 06/29/15 (a)	1,885,000	1,889,069
2.50%, 09/29/15 (a)	12,530,000	12,638,133
New York Life Global Funding
3.00%, 05/04/15 (a)	8,110,000	8,111,809
0.28%, 10/29/15 (a)(b)	7,500,000	7,500,000

		30,139,011

Retail 1.4%
Wal-Mart Stores, Inc., 1.50%, 10/25/15	13,000,000	13,075,296

Total Corporate Bonds (cost $99,533,836)		99,533,836

Municipal Bonds 9.4%
Illinois 1.6%
Illinois State, GO, 0.22%, 05/01/15 (a)(b)	14,765,000	14,765,000

New York 7.8%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.22%, 05/01/15 (a)(b)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, RB, 0.22%, 05/01/15 (a)(b)	38,405,000	38,405,000

		70,505,000

Total Municipal Bonds (cost $85,270,000)		85,270,000

Mutual Funds 8.9%

	Shares

Asset Management 8.9%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.06% (c)	57,000,000	57,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.06% (c)	23,974,915	23,974,915

Total Mutual Funds (cost $80,974,915)		80,974,915

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Money Market Fund (Continued)

Repurchase Agreement 8.7%

	Principal Amount	Market Value

ING Financial Markets LLC, 0.12%, dated 04/30/15, due 05/01/15, repurchase price $79,507,265, collateralized by U.S. Government Agency Securities, ranging from 0.38% - 4.00%, maturing 03/25/28 - 10/25/40; total market value $81,893,553. (d)	$79,507,000	$79,507,000

Total Repurchase Agreement (cost $79,507,000)		79,507,000

Total Investments (cost $919,762,459) (e) — 101.0%		919,762,459

Liabilities in excess of other assets — (1.0)%		(9,189,849)

NET ASSETS — 100.0%		$910,572,610

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $526,773,633 which represents 57.85% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of April 30, 2015.

(d)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

GO	General Obligation

LLC	Limited Liability Company

Ltd.	Limited

NA	National Association

NV	Public Traded Company

RB	Revenue Bond

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Money Market Fund
Assets:
Investments, at value (cost $840,255,459)	$840,255,459
Repurchase agreement, at value (cost $79,507,000)	79,507,000

Total Investments, at value (total cost $919,762,459)	919,762,459

Cash	4,116
Interest and dividends receivable	267,863
Receivable for investments sold	2,000
Receivable for capital shares issued	188,867
Prepaid expenses	39,059

Total Assets	920,264,364

Liabilities:
Payable for investments purchased	8,049,648
Payable for capital shares redeemed	1,421,659
Accrued expenses and other payables:
Investment advisory fees	77,590
Fund administration fees	26,837
Accounting and transfer agent fees	39,389
Trustee fees	3,079
Custodian fees	10,735
Compliance program costs (Note 3)	406
Professional fees	19,097
Printing fees	41,852
Other	1,462

Total Liabilities	9,691,754

Net Assets	$910,572,610

Represented by:
Capital	$912,173,365
Accumulated net realized losses from investments	(1,600,755)

Net Assets	$910,572,610

Net Assets:
Prime Shares	$386,564,497
Institutional Class Shares	520,847,572
Service Class Shares	3,160,541

Total	$910,572,610

Shares Outstanding (unlimited number of shares authorized):
Prime Shares	387,308,807
Institutional Class Shares	521,968,461
Service Class Shares	3,166,935

Total	912,444,203

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Prime Shares	$1.00
Institutional Class Shares	$1.00
Service Class Shares	$1.00

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Money Market Fund
INVESTMENT INCOME:
Interest income	$962,481
Dividend income	16,181

Total Income	978,662

EXPENSES:
Investment advisory fees	1,907,087
Fund administration fees	159,889
Distribution fees Service Class	2,466
Administrative servicing fees Prime Class	308,776
Administrative servicing fees Service Class	4,110
Registration and filing fees	21,978
Professional fees	25,439
Printing fees	41,844
Trustee fees	13,768
Custodian fees	20,735
Accounting and transfer agent fees	242,065
Compliance program costs (Note 3)	1,874
Other	14,329

Total expenses before earnings credit and fees waived	2,764,360

Earnings credit (Note 4)	(5,444)
Distribution fees voluntarily waived - Service Class (Note 3)	(2,466)
Investment advisory fees voluntarily waived (Note 3)	(1,464,902)
Administrative servicing fees voluntarily waived - Prime Class (Note 3)	(308,776)
Administrative servicing fees voluntarily waived - Service Class (Note 3)	(4,110)

Net Expenses	978,662

NET INVESTMENT INCOME	–

REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions	9,742

Net realized/unrealized gains from affiliated and non-affiliated investments	9,742

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,742

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Money Market Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$–	$–
Net realized gains from investments	9,742	14,387

Change in net assets resulting from operations	9,742	14,387

Change in net assets from capital transactions	(270,779,742)	(58,012,927)

Change in net assets	(270,770,000)	(57,998,540)

Net Assets:
Beginning of period	1,181,342,610	1,239,341,150

End of period	$910,572,610	$1,181,342,610

CAPITAL TRANSACTIONS:
Prime Shares
Proceeds from shares issued	$84,119,476	$266,841,628
Dividends reinvested	–	–
Cost of shares redeemed	(199,360,152)	(243,908,702)

Total Prime Class Shares	(115,240,676)	22,932,926

Institutional Class Shares
Proceeds from shares issued	57,583,434	227,055,968
Dividends reinvested	–	–
Cost of shares redeemed	(212,834,939)	(307,502,757)

Total Institutional Class Shares	(155,251,505)	(80,446,789)

Service Class Shares
Proceeds from shares issued	321,013	832,191
Dividends reinvested	–	–
Cost of shares redeemed	(608,574)	(1,331,255)

Total Service Class Shares	(287,561)	(499,064)

Change in net assets from capital transactions	$(270,779,742)	$(58,012,927)

SHARE TRANSACTIONS:
Prime Shares
Issued	84,119,476	266,841,628
Reinvested	–	–
Redeemed	(199,360,152)	(243,908,702)

Total Prime Class Shares	(115,240,676)	22,932,926

Institutional Class Shares
Issued	57,583,434	227,055,968
Reinvested	–	–
Redeemed	(212,834,939)	(307,502,757)

Total Institutional Class Shares	(155,251,505)	(80,446,789)

Service Class Shares
Issued	321,013	832,191
Reinvested	–	–
Redeemed	(608,574)	(1,331,255)

Total Service Class Shares	(287,561)	(499,064)

Total change in shares	(270,779,742)	(58,012,927)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Money Market Fund

	Operations				Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)
Prime Shares
Six Months Ended April 30, 2015 (d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$386,564,497	0.20%	–	0.65%
Year Ended October 31, 2014 (d)	$1.00	–	–	–	–	$1.00	–	$501,801,083	0.18%	–	0.63%
Year Ended October 31, 2013 (d)	$1.00	–	–	–	–	$1.00	–	$478,966,485	0.23%	–	0.63%
Year Ended October 31, 2012 (d)	$1.00	–	–	–	–	$1.00	–	$501,569,163	0.30%	–	0.61%
Year Ended October 31, 2011 (d)	$1.00	–	–	–	–	$1.00	–	$556,791,477	0.28%	–	0.58%
Year Ended October 31, 2010 (d)	$1.00	–	–	–	–	$1.00	–	$616,494,107	0.32%	–	0.61%

Institutional Class Shares
Six Months Ended April 30, 2015 (d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$520,847,572	0.20%	–	0.50%
Year Ended October 31, 2014 (d)	$1.00	–	–	–	–	$1.00	–	$676,093,457	0.18%	–	0.48%
Year Ended October 31, 2013 (d)	$1.00	–	–	–	–	$1.00	–	$756,427,752	0.23%	–	0.48%
Year Ended October 31, 2012 (d)	$1.00	–	–	–	–	$1.00	–	$987,444,505	0.30%	–	0.47%
Year Ended October 31, 2011 (d)	$1.00	–	–	–	–	$1.00	–	$1,256,465,761	0.27%	–	0.45%
Year Ended October 31, 2010 (d)	$1.00	–	–	–	–	$1.00	–	$1,358,498,485	0.32%	–	0.49%

Service Class Shares
Six Months Ended April 30, 2015 (d) (Unaudited)	$1.00	–	–	–	–	$1.00	–	$3,160,541	0.20%	–	0.90%
Year Ended October 31, 2014 (d)	$1.00	–	–	–	–	$1.00	–	$3,448,070	0.18%	–	0.88%
Year Ended October 31, 2013 (d)	$1.00	–	–	–	–	$1.00	–	$3,946,913	0.23%	–	0.88%
Year Ended October 31, 2012 (d)	$1.00	–	–	–	–	$1.00	–	$4,005,510	0.30%	–	0.87%
Year Ended October 31, 2011 (d)	$1.00	–	–	–	–	$1.00	–	$4,598,573	0.28%	–	0.85%
Year Ended October 31, 2010 (d)	$1.00	–	–	–	–	$1.00	–	$6,639,697	0.32%	–	0.89%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Ziegler Wisconsin Tax Exempt Fund

Asset Allocation†

Municipal Bonds	96.8%
Mutual Fund	1.6%
Other assets in excess of liabilities	1.6%
100.0%

Top Holdings††

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured, 5.50%, 12/15/26	5.1%
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB, 5.00%, 10/01/34	4.8%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.60%, 09/01/21	3.1%
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2.9%
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, 5.25%, 12/15/23	2.8%
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, 4.40%, 07/01/38	2.8%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.75%, 09/01/22	2.6%
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured, 4.10%, 04/01/32	2.4%
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured, 5.50%, 12/15/19	2.4%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 3.85%, 09/01/20	2.2%
Other Holdings	68.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide Ziegler Wisconsin Tax Exempt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Wisconsin Tax Exempt Fund April 30, 2015		Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual(a)	1,000.00	997.60	4.46	0.90
	Hypothetical(a)(b)	1,000.00	1,020.33	4.51	0.90
Class C Shares	Actual(a)	1,000.00	995.40	6.68	1.35
	Hypothetical(a)(b)	1,000.00	1,018.10	6.76	1.35
Institutional Service Class Shares	Actual(a)	1,000.00	997.90	3.22	0.65
	Hypothetical(a)(b)	1,000.00	1,021.57	3.26	0.65
Institutional Class Shares	Actual(a)	1,000.00	999.10	2.97	0.60
	Hypothetical(a)(b)	1,000.00	1,021.82	3.01	0.60

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.8%

	Principal Amount	Market Value

Guam 1.5%
Guam Power Authority Revenue, Refunding, RB, AGM Insured
Series A, 5.00%, 10/01/19	$515,000	$590,834
Series A, 5.00%, 10/01/22	870,000	1,038,693

		1,629,527

Massachusetts 1.1%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,134,861

Puerto Rico 4.0%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A
5.75%, 08/01/37	1,400,000	800,170
6.38%, 08/01/39	3,000,000	1,816,140
6.00%, 08/01/42	1,000,000	571,250
6.50%, 08/01/44	2,000,000	1,202,580

		4,390,140

Wisconsin 90.2%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB
2.20%, 09/01/18	355,000	356,047
2.40%, 09/01/19	290,000	290,664
2.60%, 09/01/20	355,000	355,611
Beloit, Community Development Authority, Lease Revenue, RB
4.70%, 03/01/21	345,000	367,277
4.75%, 03/01/22	300,000	318,450
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	475,028
Burlington, Community Development Authority, Lease Revenue, Prerefunded Balance, RB
4.00%, 04/01/16	200,000	200,584
4.10%, 04/01/17	750,000	752,250
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 1.20%, 06/01/17	500,000	502,555
4.25%, 06/01/17	500,000	514,215
Series A, 1.50%, 06/01/18	400,000	401,212
Series A, 1.75%, 06/01/19	300,000	297,894
Series A, 1.95%, 06/01/19	145,000	145,261
Series A, 2.20%, 06/01/20	250,000	251,930
Series A, 2.40%, 06/01/21	360,000	363,305
Series A, 2.60%, 06/01/22	245,000	247,425

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Glendale, Community Development Authority, Lease Revenue, Bayshore, Refunding, RB, Series A, 4.75%, 10/01/27	$1,000,000	$1,007,630
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.6, Refunding, RB, Series A, 4.00%, 10/01/15	150,000	152,232
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 09/01/20	2,250,000	2,386,372
2.60%, 09/01/21	3,250,000	3,315,910
2.75%, 09/01/22	2,750,000	2,812,205
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB
6.00%, 12/01/29	1,000,000	1,171,960
6.15%, 12/01/32	1,000,000	1,177,230
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue
4.20%, 06/01/25	1,000,000	1,019,740
4.30%, 06/01/29	1,000,000	1,014,330
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB
2.65%, 12/01/24	350,000	326,980
2.80%, 12/01/25	200,000	186,104
2.90%, 12/01/26	200,000	184,946
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB
5.00%, 10/01/22	1,065,000	1,231,353
5.00%, 10/01/27	925,000	1,063,472
5.00%, 10/01/28	250,000	286,875
5.00%, 10/01/34	4,500,000	5,147,685
Milwaukee Housing Authority, RB, 3.63%, 07/01/35	1,000,000	989,370
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB
Series A, 5.00%, 08/01/17	1,000,000	1,088,700
Series A, 5.00%, 08/01/18	1,000,000	1,115,350
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured
2.75%, 04/01/21	1,080,000	1,124,248
3.00%, 04/01/22	375,000	393,607

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
3.20%, 04/01/23	$1,000,000	$1,047,150
3.75%, 04/01/28	950,000	976,087
4.10%, 04/01/32	2,500,000	2,611,425
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB
4.50%, 08/01/23	110,000	119,198
4.70%, 08/01/25	110,000	118,879
5.00%, 08/01/30	2,000,000	2,234,880
Milwaukee, Redevelopment Authority, Lease Revenue, Milwaukee Public Schools, Congress, RB, Series A, 4.60%, 08/01/22	500,000	503,150
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,158,712
Neenah, Community Development Authority, Lease Revenue, RB, Series A, 4.75%, 12/01/32	400,000	437,740
Neenah, Community Development Authority, Lease Revenue, Refunding, RB
4.00%, 12/01/26	500,000	550,950
4.10%, 12/01/27	1,000,000	1,104,700
4.20%, 12/01/28	500,000	551,085
Osceola, Redevelopment Authority, Lease Revenue, Refunding, RB, Series A, 1.90%, 12/01/15	175,000	176,061
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,050,290
Southeast Wisconsin Professional Baseball Park District, ETM, COP, NATL-RE Insured, 0.00%, 12/15/17	1,000,000	976,370
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/18	250,000	287,918
Series A, 5.50%, 12/15/19	2,200,000	2,599,256
Series A, 5.50%, 12/15/20	1,000,000	1,209,910
Series A, 5.50%, 12/15/21	1,500,000	1,846,815
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/23	1,025,000	1,264,399
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured (continued)
Series A, 5.50%, 12/15/26	4,510,000	5,537,243

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)

Sun Prairie, Community Development Authority, Lease Revenue, Tax Incremental District No. 8, Prerefunded Balance, RB
4.30%, 08/01/21	$975,000	$985,043
4.35%, 08/01/22	975,000	985,169
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 1.85%, 08/01/21	1,025,000	1,025,400
Series A, 2.05%, 08/01/22	750,000	753,855
Series A, 2.25%, 08/01/23	500,000	502,565
Series A, 2.40%, 08/01/24	250,000	250,960
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB
4.20%, 12/01/24	150,000	163,008
4.50%, 12/01/30	1,200,000	1,300,560
West Bend, Redevelopment Authority, Lease Revenue, Prerefunded Balance, RB
4.50%, 10/01/23	250,000	254,495
4.55%, 10/01/24	250,000	254,545
4.60%, 10/01/25	150,000	152,759
4.65%, 10/01/28	250,000	254,650
Weston, Community Development Authority, Lease Revenue, RB
Series A, 4.10%, 10/01/16	500,000	501,470
Series A, 4.25%, 10/01/17	200,000	200,550
Series A, 4.35%, 10/01/18	500,000	500,905
Series A, 4.40%, 10/01/18	500,000	501,300
Series A, 4.45%, 10/01/19	500,000	500,870
Series A, 5.25%, 10/01/20	445,000	446,371
Series A, 4.50%, 10/01/21	100,000	104,533
Series A, 4.70%, 10/01/21	1,230,000	1,232,866
Series B, 4.75%, 10/01/22	130,000	130,451
Series B, 4.75%, 10/01/23	140,000	140,473
Series A, 4.63%, 10/01/25	825,000	855,459
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/29	750,000	831,570
Series A, 5.00%, 12/15/32	1,000,000	1,097,480
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	3,048,620
Wisconsin Center District, Senior Dedicated Tax Revenue, RB, NATL- RE Insured, Series A, 0.00%, 12/15/26	2,500,000	1,717,075
Wisconsin Dells, Community Development Authority, Lease Revenue, Prerefunded Balance, RB, 5.00%, 03/01/22	1,500,000	1,558,740

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Wisconsin Dells, Community Development Authority, Lease Revenue, RB
Series A, 4.30%, 03/01/22	225,000	231,579
Series A, 4.45%, 03/01/25	300,000	307,509
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/01/27	150,000	147,138
4.00%, 12/01/35	500,000	493,080
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,036,780
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	680,000	741,445
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	670,000	730,541
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB
Series E, 4.70%, 11/01/25	275,000	277,304
Series B, 4.30%, 05/01/27	1,000,000	1,011,070
Series E, 4.90%, 11/01/35	1,650,000	1,658,960
Series B, 4.40%, 05/01/37	500,000	503,120
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/01/19	465,000	511,821
Series A, 4.88%, 11/01/25	2,160,000	2,342,995
Series A, 5.38%, 11/01/30	2,075,000	2,200,309
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 04/01/19	150,000	152,443
Series B, 2.40%, 04/01/20	100,000	102,929
Series B, 2.80%, 04/01/21	150,000	156,349
Series B, 3.10%, 04/01/22	100,000	105,403
Series B, 3.45%, 04/01/24	100,000	107,035
Series B, 3.80%, 04/01/26	285,000	303,782

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB (continued)
Series B, 4.30%, 04/01/30	$115,000	$123,203
Series A, 3.65%, 12/01/34	900,000	869,364
Series A, 4.25%, 12/01/35	1,500,000	1,538,070

		99,302,196

Total Municipal Bonds (cost $104,278,495)		106,456,724

Mutual Fund 1.6%

	Shares

Money Market Fund 1.6%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.01% (a)	1,815,284	1,815,284

Total Mutual Fund (cost $1,815,284)		1,815,284

Total Investments (cost $106,093,779) (b)(c) — 98.4%		108,272,008

Other assets in excess of liabilities — 1.6%		1,791,565

NET ASSETS — 100.0%		$110,063,573

(a)	Represents 7-day effective yield as of April 30, 2015.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2015, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 10.00% and 14.93%, respectively.

AGM	Assured Guaranty Municipal Corporation

COP	Certificates of Participation

ETM	Escrowed to Maturity

NATL	National Public Finance Guarantee Corporation

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Assets:
Investments, at value (cost $106,093,779)	$108,272,008
Interest and dividends receivable	1,213,459
Receivable for investments sold	845,417
Prepaid expenses	1,829

Total Assets	110,332,713

Liabilities:
Distributions payable	31,131
Payable for capital shares redeemed	115,431
Accrued expenses and other payables:
Investment advisory fees	37,426
Fund administration fees	8,981
Distribution fees	27,438
Administrative servicing fees	6,098
Accounting and transfer agent fees	7,571
Trustee fees	267
Custodian fees	888
Compliance program costs (Note 3)	868
Professional fees	19,135
Printing fees	13,894
Other	12

Total Liabilities	269,140

Net Assets	$110,063,573

Represented by:
Capital	$113,378,497
Accumulated undistributed net investment income	13,903
Accumulated net realized losses from investments	(5,507,056)
Net unrealized appreciation/(depreciation) from investments	2,178,229

Net Assets	$110,063,573

Net Assets:
Class A Shares	$98,434,412
Class C Shares	10,980,920
Institutional Service Class Shares	637,740
Institutional Class Shares	10,501

Total	$110,063,573

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	9,820,048
Class C Shares	1,096,944
Institutional Service Class Shares	63,625
Institutional Class Shares	1,048

Total	10,981,665

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.02
Class C Shares (b)	$10.01
Institutional Service Class Shares	$10.02
Institutional Class Shares	$10.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.25

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
INVESTMENT INCOME:
Interest income	$2,165,847
Dividend income	615

Total Income	2,166,462

EXPENSES:
Investment advisory fees	284,807
Fund administration fees	53,195
Distribution fees Class A	127,220
Distribution fees Class C	43,185
Administrative servicing fees Class A	19,569
Administrative servicing fees Class C	2,314
Administrative servicing fees Institutional Service Class	18
Registration and filing fees	7,054
Professional fees	18,258
Printing fees	9,428
Trustee fees	1,585
Custodian fees	2,097
Accounting and transfer agent fees	25,926
Other	2,714

Total expenses before earnings credit and expenses reimbursed	597,370

Earnings credit (Note 4)	(68)
Expenses reimbursed by adviser (Note 3)	(59,787)

Net Expenses	537,515

NET INVESTMENT INCOME	1,628,947

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(419,310)
Net change in unrealized appreciation/(depreciation) from investments	(1,486,121)

Net realized/unrealized losses from investments	(1,905,431)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(276,484)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(a)	Year Ended July 31, 2014
Operations:
Net investment income	$1,628,947	$874,665	$3,945,703
Net realized losses from investments	(419,310)	(69,918)	(4,759,889)
Net change in unrealized appreciation/(depreciation) from investments	(1,486,121)	1,213,779	1,844,901

Change in net assets resulting from operations	(276,484)	2,018,526	1,030,715

Distributions to Shareholders From:
Net investment income:
Class A	(1,480,033)	(791,312)	(3,547,872)
Class B (b)	–	–	(701)
Class C	(141,843)	(75,062)	(364,785)
Institutional Service Class (c)	(9,789)	(5,057)	(17,644)
Institutional Class	(168)	(84)	(299	)(d)

Change in net assets from shareholder distributions	(1,631,833)	(871,515)	(3,931,301)

Change in net assets from capital transactions	(8,526,425)	(3,395,059)	(26,358,317)

Change in net assets	(10,434,742)	(2,248,048)	(29,258,903)

Net Assets:
Beginning of period	120,498,315	122,746,363	152,005,266

End of period	$110,063,573	$120,498,315	$122,746,363

Accumulated undistributed net investment income at end of period	$13,903	$16,789	$14,362

CAPITAL TRANSACTIONS:
Class A Shares (Note 10)
Proceeds from shares issued	$1,130,091	$399,968	$2,131,046
Proceeds from shares issued from class conversion	–	–	332,070
Dividends reinvested	1,290,063	683,406	2,876,602
Cost of shares redeemed	(10,053,802)	(4,046,264)	(26,060,405)

Total Class A Shares	(7,633,648)	(2,962,890)	(20,720,687)

Class B Shares (Note 10) (b)
Proceeds from shares issued	–	–	–
Dividends reinvested	–	–	602
Cost of shares redeemed in class conversion	–	–	(332,070)
Cost of shares redeemed	–	–	(164,770)

Total Class B Shares	–	–	(496,238)

Class C Shares (Note 10)
Proceeds from shares issued	194,769	83,827	353,590
Dividends reinvested	132,242	70,280	309,049
Cost of shares redeemed	(1,227,734)	(752,005)	(5,366,869)

Total Class C Shares	(900,723)	(597,898)	(4,704,230)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (continued)

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 10) (c)
Proceeds from shares issued	$100,000	$218,809	$230,984
Dividends reinvested	9,461	4,908	13,222
Cost of shares redeemed	(101,683)	(58,072)	(691,685)

Total Institutional Service Class Shares	7,778	165,645	(447,479)

Institutional Class Shares
Proceeds from shares issued	–	–	14,119	(d)
Dividends reinvested	168	84	292	(d)
Cost of shares redeemed	–	–	(4,094	)(d)

Total Institutional Class Shares	168	84	10,317	(d)

Change in net assets from capital transactions	$(8,526,425)	$(3,395,059)	$(26,358,317)

Class A Shares (Note 10)
Issued	111,043	39,185	211,499
Issued in class conversion	–	–	33,262
Reinvested	127,057	67,044	284,348
Redeemed	(989,250)	(397,084)	(2,580,977)

Total Class A Shares	(751,150)	(290,855)	(2,051,868)

Class B Shares (Note 10) (b)
Issued	–	–	–
Reinvested	–	–	59
Redeemed in class conversion	–	–	(33,303)
Redeemed	–	–	(16,248)

Total Class B Shares	–	–	(49,492)

Class C Shares (Note 10)
Issued	19,181	8,216	35,074
Reinvested	13,040	6,901	30,594
Redeemed	(121,023)	(73,982)	(533,181)

Total Class C Shares	(88,802)	(58,865)	(467,513)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(a)	Year Ended July 31, 2014
Institutional Service Class Shares (Note 10) (c)
Issued	9,756	21,581	22,934
Reinvested	932	481	1,307
Redeemed	(10,013)	(5,683)	(68,103)

Total Institutional Service Class Shares	675	16,379	(43,862)

Institutional Class Shares
Issued	–	–	1,404	(d)
Reinvested	16	9	29	(d)
Redeemed	–	–	(410	)(d)

Total Institutional Class Shares	16	9	1,023	(d)

Total change in shares	(839,261)	(333,332)	(2,611,712)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Wisconsin Tax Exempt Fund

	Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.19	0.15	(0.17)	(0.02)	(0.15)	–	(0.15)	$10.02	(0.24%)	$98,434,412	0.90%	2.90%	1.00%	1.46%
Period Ended October 31, 2014 (g)(h)	$10.10	0.07	0.09	0.16	(0.07)	–	(0.07)	$10.19	1.62%	$107,773,178	0.90%	2.88%	1.09%	0.76%
Year Ended July 31, 2014 (g)	$10.30	0.31	(0.21)	0.10	(0.30)	–	(0.30)	$10.10	1.06%	$109,711,271	0.90%	3.03%	1.05%	8.61%
Year Ended July 31, 2013 (g)	$10.88	0.30	(0.58)	(0.28)	(0.30)	–	(0.30)	$10.30	(2.65%)	$132,960,429	0.90%	2.79%	1.29%	14.00%
Year Ended July 31, 2012 (g)	$10.37	0.34	0.51	0.85	(0.34)	–	(0.34)	$10.88	8.30%	$146,648,612	0.90%	3.17%	1.31%	13.00%
Year Ended July 31, 2011 (g)	$10.52	0.36	(0.13)	0.23	(0.37)	(0.01)	(0.38)	$10.37	2.28%	$130,165,154	0.90%	3.53%	1.31%	10.00%
Year Ended July 31, 2010 (g)	$10.10	0.36	0.42	0.78	(0.36)	–	(0.36)	$10.52	7.95%	$146,664,880	0.90%	3.45%	1.29%	13.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.18	0.12	(0.17)	(0.05)	(0.12)	–	(0.12)	$10.01	(0.46%)	$10,980,920	1.35%	2.46%	1.50%	1.46%
Period Ended October 31, 2014 (g)(h)	$10.09	0.06	0.09	0.15	(0.06)	–	(0.06)	$10.18	1.51%	$12,072,832	1.35%	2.44%	1.60%	0.76%
Year Ended July 31, 2014 (g)	$10.28	0.26	(0.19)	0.07	(0.26)	–	(0.26)	$10.09	0.71%	$12,554,401	1.35%	2.58%	1.50%	8.61%
Year Ended July 31, 2013 (g)	$10.87	0.25	(0.59)	(0.34)	(0.25)	–	(0.25)	$10.28	(3.18%)	$17,604,748	1.35%	2.34%	1.54%	14.00%
Year Ended July 31, 2012 (g)	$10.36	0.29	0.51	0.80	(0.29)	–	(0.29)	$10.87	7.82%	$17,595,471	1.35%	2.71%	1.56%	13.00%
Year Ended July 31, 2011 (g)	$10.51	0.32	(0.14)	0.18	(0.32)	(0.01)	(0.33)	$10.36	1.93%	$10,831,411	1.35%	3.08%	1.56%	10.00%
Year Ended July 31, 2010 (g)	$10.09	0.31	0.43	0.74	(0.32)	–	(0.32)	$10.51	7.37%	$10,156,665	1.35%	3.00%	1.54%	13.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.20	0.16	(0.18)	(0.02)	(0.16)	–	(0.16)	$10.02	(0.21%)	$637,740	0.65%	3.15%	0.72%	1.46%
Period Ended October 31, 2014 (g)(h)	$10.10	0.08	0.10	0.18	(0.08)	–	(0.08)	$10.20	1.79%	$641,793	0.65%	3.14%	0.87%	0.76%
Year Ended July 31, 2014 (g)	$10.30	0.33	(0.20)	0.13	(0.33)	–	(0.33)	$10.10	1.31%	$470,359	0.65%	3.28%	0.83%	8.61%
Year Ended July 31, 2013 (g)	$10.88	0.33	(0.58)	(0.25)	(0.33)	–	(0.33)	$10.30	(2.40%)	$931,021	0.65%	3.04%	1.04%	14.00%
Year Ended July 31, 2012 (g)	$10.37	0.36	0.52	0.88	(0.37)	–	(0.37)	$10.88	8.57%	$705,422	0.65%	3.42%	1.06%	13.00%
Period Ended July 31, 2011 (g)(j) (Unaudited)	$10.52	0.38	(0.12)	0.26	(0.40)	(0.01)	(0.41)	$10.37	2.45%	$281,684	0.65%	3.78%	1.06%	10.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$10.19	0.16	(0.17)	(0.01)	(0.16)	–	(0.16)	$10.02	(0.09%)	$10,501	0.60%	3.20%	0.71%	1.46%
Period Ended October 31, 2014 (g)(h)	$10.10	0.08	0.09	0.17	(0.08)	–	(0.08)	$10.19	1.70%	$10,512	0.60%	3.19%	0.82%	0.76%
Period Ended July 31, 2014 (g)(k)	$10.06	0.29	0.04	0.33	(0.29)	–	(0.29)	$10.10	3.32%	$10,332	0.60%	3.34%	0.71%	8.61%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from August 3, 2010 (commencement of operations) through July 31, 2011. Total return is calculated based on inception date of August 3, 2010 through July 31, 2011.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).

- Nationwide Bond Fund (“Bond”)

- Nationwide Core Plus Bond Fund (“Core Plus Bond”)

- Nationwide Government Bond Fund (“Government Bond”)

- Nationwide HighMark Bond Fund (“HM Bond”)

- Nationwide HighMark California Intermediate Tax Free Bond Fund (“California Intermediate Tax Free

  Bond”)

- Nationwide HighMark National Intermediate Tax Free Bond Fund (“National Intermediate Tax Free

  Bond”)

- Nationwide HighMark Short Term Bond Fund (“Short Term Bond”)

- Nationwide High Yield Bond Fund (“High Yield Bond”)

- Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)

- Nationwide Money Market Fund (“Money Market”)

- Nationwide Ziegler Wisconsin Tax Exempt Fund (“Wisconsin Tax Exempt”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Prime Class, Service Class, Institutional Service Class and Institutional Class shares. Each class of shares of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt (collectively the “Nationwide HighMark Funds”) commenced operations on September 16, 2013 as a result of a tax free reorganization in which each Fund acquired all of the assets, subject to all liabilities and obligations, of the HighMark Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark Short Term Bond Fund, and HighMark Wisconsin Tax-Exempt Fund, respectively, each a former series of HighMark Funds (each a “Predecessor Fund,” and collectively the “Predecessor Funds”). Each Fund has adopted the historical performance of its corresponding Predecessor Fund. Each Fund and its corresponding Predecessor Fund have substantially similar objectives and investment strategies.

The fiscal year end for the Nationwide HighMark Funds has changed from July 31, 2014 to October 31, 2014. As such, the fiscal year ended October 31, 2014 for the Nationwide HighMark Funds reflects the three month period from August 1, 2014 through October 31, 2014. Each of the Funds, except Wisconsin Tax Exempt, is a diversified fund, as defined in the 1940 Act. Wisconsin Tax Exempt is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Funds, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are fair valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are categorized within Level 2 of the fair value hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, Level 3 investments within the hierarchy.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2, consistent with similar valuation techniques and inputs described above for debt and equity securities.

Securities held by Money Market are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

At April 30, 2015, 100% of the market value of Bond, Government Bond, National Intermediate Tax Free Bond, Short Term Bond, and Inflation-Protected Securities was determined based on Level 2 inputs.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2015. Please refer to the Statements of Investments for additional information on portfolio holdings.

Core Plus Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$6,501,872	$—	$6,501,872
Collateralized Mortgage Obligations	—	9,260,239	—	9,260,239
Corporate Bonds	—	532,651,711	—	532,651,711
Mutual Fund	841,525	—	—	841,525
Preferred Stocks	37,902,239	—	—	37,902,239
Repurchase Agreement	—	8,190,011	—	8,190,011
U.S. Government Mortgage Backed Agencies	—	323,662,009	—	323,662,009
U.S. Treasury Notes	—	66,483,507	—	66,483,507
Yankee Dollars	—	7,531,298	—	7,531,298
Total	$38,743,764	$954,280,647	$—	$993,024,411

HM Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$34,985,156	$—	$34,985,156
Bank Loan	—	722,635	—	722,635
Collateralized Mortgage Obligations	—	6,157,457	—	6,157,457
Commercial Mortgage Backed Securities	—	20,818,104	—	20,818,104
Corporate Bonds	—	318,869,475	—	318,869,475
Municipal Bonds	—	14,856,255	—	14,856,255
Mutual Fund	372,668	—	—	372,668
Repurchase Agreement	—	3,626,932	—	3,626,932
Sovereign Bond	—	1,365,243	—	1,365,243
U.S. Government Mortgage Backed Agencies	—	62,119,513	—	62,119,513
U.S. Treasury Notes	—	75,905,622	—	75,905,622
Total	$372,668	$539,426,392	$—	$539,799,060

California Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$184,025,824	$—	$184,025,824
Mutual Fund	2,423,196	—	—	2,423,196
Total	$2,423,196	$184,025,824	$—	$186,449,020

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

High Yield Bond

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$108,190	$—	$108,190
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	100,625	—	100,625
Airlines	—	185,500	—	185,500
Auto Components	—	755,737	—	755,737
Automobiles	—	880,120	—	880,120
Banks	—	1,284,169	—	1,284,169
Building Products	—	742,245	—	742,245
Capital Markets	—	386,813	—	386,813
Chemicals	—	1,100,097	—	1,100,097
Commercial Services & Supplies	—	1,175,577	—	1,175,577
Communications Equipment	—	100,500	—	100,500
Construction & Engineering	—	155,383	—	155,383
Construction Materials	—	279,304	—	279,304
Consumer Finance	—	1,298,591	—	1,298,591
Containers & Packaging	—	1,100,381	—	1,100,381
Distributors	—	232,500	—	232,500
Diversified Financial Services	—	1,008,626	—	1,008,626
Diversified Telecommunication Services	—	2,067,651	—	2,067,651
Electric Utilities	—	212,056	—	212,056
Electrical Equipment	—	282,562	—	282,562
Electronic Equipment & Instruments	—	106,500	—	106,500
Electronic Equipment, Instruments & Components	—	106,300	—	106,300
Energy Equipment & Services	—	235,975	—	235,975
Food & Staples Retailing	—	302,750	—	302,750
Food Products	—	422,184	—	422,184
Gas Utilities	—	1,296,435	—	1,296,435
Health Care Providers & Services	—	2,469,030	—	2,469,030
Hotels, Restaurants & Leisure	—	1,733,851	—	1,733,851
Household Durables	—	749,438	—	749,438
Household Products	—	265,750	—	265,750
Industrial Conglomerates	—	50,563	—	50,563
Information Technology Services	—	464,215	—	464,215
Insurance	—	370,638	—	370,638
Internet & Catalog Retail	—	105,250	—	105,250
Internet Software & Services	—	129,063	—	129,063
Leisure Products	—	75,750	—	75,750
Machinery	—	623,063	—	623,063
Marine	—	378,000	—	378,000
Media	—	3,953,034	—	3,953,034
Metals & Mining	—	1,839,054	—	1,839,054
Multiline Retail	—	26,250	—	26,250
Multi-Utilities & Unregulated Power	—	1,022,813	—	1,022,813
Oil, Gas & Consumable Fuels	—	4,124,237	—	4,124,237
Paper & Forest Products	—	547,250	—	547,250
Personal Products	—	100,000	—	100,000
Pharmaceuticals	—	1,186,700	—	1,186,700
Real Estate Investment Trusts (REITs)	—	102,625	—	102,625
Real Estate Management & Development	—	102,250	—	102,250

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Road & Rail	$—	$748,370	$—	$748,370
Semiconductors & Semiconductor Equipment	—	299,500	—	299,500
Software	—	1,185,125	—	1,185,125
Specialty Retail	—	579,250	—	579,250
Wireless Telecommunication Services	—	861,979	—	861,979
Total Corporate Bonds	$—	$39,911,629	$—	$39,911,629
Warrant	—	—	—	—
Yankee Dollar	—	277,352	—	277,352
Total	$—	$40,297,171	$—	$40,297,171

Money Market

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$$20,025,618	$—	$20,025,618
Certificates of Deposit	—	37,000,000	—	37,000,000
Commercial Paper	—	517,451,090	—	517,451,090
Corporate Bonds	—	99,533,836	—	99,533,836
Municipal Bonds	—	85,270,000	—	85,270,000
Mutual Funds	80,974,915	—	—	80,974,915
Repurchase Agreement	—	79,507,000	—	79,507,000
Total	$80,974,915	$838,787,544	$—	$919,762,459

Wisconsin Tax Exempt

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$106,456,724	$—	$106,456,724
Mutual Fund	1,815,284	—	—	1,815,284
Total	$1,815,284	$106,456,724	$—	$108,272,008

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended April 30, 2015, High Yield Bond held 1 common stock, 1 corporate bond, and 1 warrant investments that were categorized as Level 3 investments which were each valued at $0.

(b)	Securities Lending

During the six months ended April 30, 2015, Core Plus Bond and HM Bond entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. The Funds receive payments from BBH equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2015, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended April 30, 2015, Core Plus Bond and HM Bond, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH take possession of the collateral pledged for investments in such repos The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2015, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $277,500,541, collateralized by U.S. Treasury Notes, 0.25% — 1.75%, maturing 10/31/15 — 09/30/19; total market value $283,50,000.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

At April 30, 2015, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Core Plus Bond	Royal Bank of Canada	$8,190,011	$—	$8,190,011	$(8,190,011)	$—
HM Bond	Royal Bank of Canada	3,626,932	—	3,626,932	(3,626,932)	—

Amounts designated as “—” are zero.

*	At April 30, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repurchase agreement. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repurchase agreement and related collateral.

During the six months ended April 30, 2015, Money Market, along with another series of the Nationwide Variable Insurance Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC transferred cash, through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Money Market may be delayed or limited.

At April 30, 2015, the joint repo on a gross basis was as follows:

ING Financial Markets LLC, 0.12%, dated 04/30/15, due 05/01/15, repurchase price $241,860,806, collateralized by U.S. Government Agency Securities, 0.38% — 4.00%, maturing 03/25/28 — 10/25/40; total market value $249,119,885.

At April 30, 2015, Money Market’s investment in the joint repo was subject to an enforceable netting arrangement. Money Market’s proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Money Market	ING Financial Markets LLC	$79,507,000	$—	$79,507,000	$(79,507,000)	$—

Amounts designates as “—” are zero.

*	At April 30, 2015, the value of the collateral received exceeded the market value of Money Market’s proportionate holding in the joint repo. Please refer to the Statement of Investments for Money Market’s undivided interest in the joint repo and related collateral.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2015, the subadvisers for each Fund are as follows:

Fund	Subadviser
Bond	Nationwide Asset Management, LLC (“NWAM”)(a)
Core Plus Bond	Thompson, Siegel & Walmsley LLC
Government Bond	NWAM(a)
HM Bond	HighMark Capital Management, Inc. (“HighMark”)
California Intermediate Tax Free Bond	HighMark
National Intermediate Tax Free Bond	HighMark
Short Term Bond	HighMark
High Yield Bond	UBS Global Asset Management (Americas) Inc.
Inflation-Protected Securities	NWAM(a)
Money Market	Federated Investment Management Company
Wisconsin Tax Exempt	Ziegler Capital Management, LLC
(a)	NWAM is an affiliate of NFA.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2015, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond	Up to $250 million	0.50%
	$250 million up to $1 billion	0.475%
	$1 billion up to $2 billion	0.45%
	$2 billion up to $5 billion	0.425%
	$5 billion and more	0.40%
Core Plus Bond	Up to $500 million	0.45%
	$500 million up to $1 billion	0.425%
	On $1 billion and more	0.40%
Government Bond	Up to $250 million	0.45%
	$250 million up to $1 billion	0.425%
	$1 billion up to $2 billion	0.40%
	$2 billion up to $5 billion	0.375%
	$5 billion and more	0.35%

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
HM Bond	Up to $250 million	0.50%
	$250 million up to $1 billion	0.475%
	$1 billion up to $2 billion	0.45%
	$2 billion up to $5 billion	0.425%
	$5 billion and more	0.40%
California Intermediate Tax Free Bond	All Assets	0.50%
National Intermediate Tax Free Bond
Short Term Bond	Up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%
High Yield Bond	Up to $500 million	0.55%
	$500 million up to $1 billion	0.50%
	On $1 billion and more	0.475%
Inflation-Protected Securities	Up to $1 billion	0.25%
	On $1 billion and more	0.23%
Money Market	Up to $1 billion	0.40%
	$1 billion up to $2 billion	0.38%
	$2 billion up to $5 billion	0.36%
	$5 billion and more	0.34%
Wisconsin Tax Exempt	Up to $250 million	0.50%
	On $250 million and more	0.40%

For the six months ended April 30, 2015, the effective advisory fee rates before and after voluntary advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Voluntary* Fee Waivers	Effective Advisory Fee Rate After Voluntary* Fee Waivers
Bond	0.50%	N/A
Core Plus Bond	0.44%	N/A
Government Bond	0.45%	0.43%
HM Bond	0.49%	N/A
California Intermediate Tax Free Bond	0.50%	N/A
National Intermediate Tax Free Bond	0.50%	N/A
Short Term Bond	0.35%	N/A
High Yield Bond	0.55%	N/A
Inflation-Protected Securities	0.25%	N/A
Money Market	0.39%	0.09%
Wisconsin Tax Exempt	0.50%	N/A

N/A — Not Applicable.

*	Voluntary waivers may be discontinued at any time at the discretion of NFA.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $240,804 during the six months ended April 30, 2015.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 29, 2016.

Fund	Classes	Amount (annual rate)
Bond	All Classes	0.44	%(a)
Core Plus Bond	All Classes	0.70
Government Bond	N/A	N/A
High Yield Bond	All Classes	0.75
Inflation-Protected Securities	All Classes	0.30
Money Market	Prime	0.59
	Institutional Class	0.59
	Service Class	0.59	(b)
N/A	— Not applicable.

(a)	Pursuant to an amendment to the Expense Limitation Agreement, the expense limitation that applies to Bond was reduced from 0.55% to 0.44% effective February 2, 2015.
(b)	Effective until at least February 29, 2016, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund’s Administrative Services Plan shall be limited to 0.75%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts until February 29, 2016:

Fund	Class A	Class C	Institutional Service Class	Institutional Class
HM Bond	0.97%	1.40%	0.72%	0.65%
California Intermediate Tax Free Bond	0.79	1.24	0.54	0.49
National Intermediate Tax Free Bond	0.77	1.22	0.52	0.47
Short Term Bond	0.76	1.20	0.51	0.45
Wisconsin Tax Exempt	0.90	1.35	0.65	0.60

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

As of April 30, 2015, the cumulative potential reimbursements for the Funds, listed by the period in which NFA waived fees or reimbursed expenses to the Funds, are:

Fund	Fiscal Year 2012 Amount		Fiscal Year 2013 Amount		Period Ended July 31, 2014(a)	Fiscal Year 2014 Amount		Six Months Ended April 30, 2015	Total
Bond	$185,800		$309,610		N/A	$278,508		$160,835	$934,753
Core Plus Bond	N/A		26	(b)	N/A	—		—	26
Government Bond	N/A		N/A		N/A	N/A		N/A	N/A
HM Bond	N/A		N/A		$—	21,179	(c)	835	22,014
California Intermediate Tax Free Bond	N/A		N/A		235,685	95,358	(c)	129,206	460,249
National Intermediate Tax Free Bond	N/A		N/A		212,031	85,316	(c)	106,074	403,421
Short Term Bond	N/A		N/A		5,849	13,785	(c)	7,726	27,360
High Yield Bond	N/A		210,496	(d)	N/A	161,537		73,895	445,928
Inflation-Protected Securities	21,150	(e)	166,823		N/A	121,641		51,547	361,161
Money Market	N/A		N/A		N/A	N/A		N/A	N/A
Wisconsin Tax Exempt	N/A		N/A		126,293	59,124	(c)	59,787	245,204

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from September 16, 2013 through July 31, 2014.
(b)	For the period from April 22, 2013 through October 31, 2013.
(c)	For the period from August 1, 2014 through October 31, 2014.
(d)	For the periods from November 19, 2012 through June 30, 2013 and July 1, 2013 through October 31, 2013, the cumulative potential reimbursements amounted to $102,897 and $107,599, respectively.
(e)	For the period from September 18, 2012 (commencement of operations) through October 31, 2012.

During the six months ended April 30, 2015, no amounts were reimbursed to NFA by the Funds pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA with respect to certain of the Funds, during the six months ended April 30, 2015, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $8,723 for Government Bond, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2015, NFM earned $856,637 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2015, the Funds’ aggregate portion of such costs amounted to $5,722.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)	Service Class Shares
Bond	0.25%	1.00%	0.50%	N/A
Core Plus Bond	0.25	N/A	N/A	N/A
Government Bond	0.25	1.00	0.50	N/A
HM Bond	0.25	0.75	N/A	N/A
California Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
National Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
Short Term Bond	0.25	0.75	N/A	N/A
High Yield Bond	0.25	0.75	N/A	N/A
Inflation-Protected Securities	0.25	N/A	N/A	N/A
Money Market	N/A	N/A	N/A	0.15%
Wisconsin Tax Exempt	0.25	0.75	N/A	N/A

N/A — Not applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond and High Yield Bond Class A sales charges range from 0.00% to 4.25%, and Bond, HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, Government Bond, Inflation-Protected Securities and Wisconsin Tax Exempt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2015, the Funds imposed front-end sales charges of $65,400.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, Government Bond, High Yield Bond, and Inflation-Protected Securities and 0.50% for HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt. Class C CDSCs are 1.00% for Bond, Government Bond, HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt and 0.75% for High Yield Bond. During the six months ended April 30, 2015, the Funds imposed CDSCs of $54.

A Fund may retain all or a portion of the sales charges.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Prime, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2015, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A Shares	Class C Shares	Class R Shares	Prime Shares	Institutional Service Class Shares	Service Class Shares
Bond	0.06%	0.07%	0.25%	N/A	0.03%	N/A
Core Plus Bond	0.06	N/A	N/A	N/A	0.05	N/A
Government Bond	0.12	0.05	0.25	N/A	0.09	N/A
HM Bond	0.14	0.09	N/A	N/A	0.14	N/A
California Intermediate Tax Free Bond	0.06	0.06	N/A	N/A	0.03	N/A
National Intermediate Tax Free Bond	0.04	0.05	N/A	N/A	—	N/A
Short Term Bond	0.06	0.08	N/A	N/A	0.04	N/A
High Yield Bond	0.12	0.13	N/A	N/A	0.16	N/A
Inflation-Protected Securities	0.01	N/A	N/A	N/A	N/A	N/A
Money Market	N/A	N/A	N/A	—	N/A	—
Wisconsin Tax Exempt	0.04	0.04	N/A	N/A	0.01	N/A

N/A — Not Applicable.

Amounts designated as “—” have been rounded to zero.

For the six months ended April 30, 2015, each Fund’s total administrative services fees were as follows:

Fund	Amount
Bond	$13,557
Core Plus Bond	708
Government Bond	35,484
HM Bond	357,576
California Intermediate Tax Free Bond	39,553
National Intermediate Tax Free Bond	3,902
Short Term Bond	53,258
High Yield Bond	19,470
Inflation-Protected Securities	3
Money Market	—
Wisconsin Tax Exempt	21,901

Amounts designated as “—” have been rounded to zero.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

During the six months ended April 30, 2015, NFA voluntarily waived investment advisory fees payable by Money Market in an amount equal to $1,464,902. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Service Class shares of Money Market in an amount equal to $2,466. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Prime Shares and Service Class shares of Money Market in an amount equal to $312,886. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.

As of April 30, 2015, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond	74.04%
Core Plus Bond	91.97
Government Bond	25.25
HM Bond	—
California Intermediate Tax Free Bond	0.01
National Intermediate Tax Free Bond	0.02
Short Term Bond	45.84
High Yield Bond	0.26
Inflation-Protected Securities	99.71
Money Market	22.13
Wisconsin Tax Exempt	0.01

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit and Earnings Credit

The Trust, excluding Money Market, and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015. At April 30, 2015 the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

5.  Investment Transactions

For the six months ended April 30, 2015, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond	$224,824,139	$58,168,972
Core Plus Bond	473,430,868	266,955,521
Government Bond	2,186,499	7,769,211
HM Bond	179,983,389	92,619,232
California Intermediate Tax Free Bond	10,749,691	5,600,354
National Intermediate Tax Free Bond	6,257,517	10,152,590
Short Term Bond	83,878,744	171,409,621
High Yield Bond	8,815,806	12,723,476
Inflation-Protected Securities	43,471,282	136,026,416
Wisconsin Tax Exempt	1,631,421	10,436,270

For the six months ended April 30, 2015, purchases and sales of U.S. Government securities were as follows:

Fund	Purchases	Sales
Bond	$153,242,179	$54,175,903
Core Plus Bond	91,885,031	139,562,974
Government Bond	2,186,499	4,256,275
HM Bond	9,888,130	7,795,908
California Intermediate Tax Free Bond	—	—
National Intermediate Tax Free Bond	—	—
Short Term Bond	—	14,635,973
High Yield Bond	—	—
Inflation-Protected Securities	43,471,282	136,026,416
Money Market	—	—
Wisconsin Tax Exempt	—	—

Amounts designated as “—” are zero or have been rounded to zero.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Concentration of Credit Risk

As of the date of these financial statements, the California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. As of the date of these financial statements, the Wisconsin Tax- Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Other

California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, and Wisconsin Tax Exempt may invest through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis into one of the following money market funds: Goldman Sachs Tax Exempt California Fund, Institutional Shares, Dreyfus Tax Exempt Cash Management, Institutional Shares, or Invesco Tax Free Cash Reserve Portfolio, Institutional Shares. As with investments in any money market fund, the Fund’s investments in the aforementioned money market funds are neither guaranteed nor insured, and shares of these money market funds may decline in value, causing losses to the Funds.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statement disclosures.

In July 2014, the SEC adopted amendments to the rules that govern money market mutual funds under the 1940 Act that reform the structure and operations of these funds. Money Market is required to comply with these amendments, and the compliance dates for the various amendments range from July 14, 2015 to October 14, 2015. As a result of the amendments, Money Market may be required to take certain steps with respect to its structure and/or operations.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

9.  Other

As of April 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond	63.64%	5	(a)
Core Plus Bond	31.88	2	(a)
Government Bond	39.11	2
HM Bond	75.85	5
California Intermediate Tax Free Bond	66.33	4
National Intermediate Tax Free Bond	68.19	3
Short Term Bond	45.46	3	(a)
High Yield Bond	55.84	2
Inflation-Protected Securities	67.58	4	(a)
Money Market	62.79	2
Wisconsin Tax Exempt	30.36	1
(a)	Each such account is the account of an affiliated fund.

10.  Reorganization

The Nationwide HighMark Funds commenced operation on September 16, 2013 as a result of a tax free reorganization in which each Fund acquired all of the assets, subject to all liabilities and obligations, of the Predecessor Fund. Class A and Class B, Class C, and Fiduciary shareholders of each Predecessor Fund received Class A, Class C, and Institutional Service Class shares, respectively, of the Nationwide HighMark Fund with an aggregate share net asset value equal to the aggregate share net asset value of their shares in the respective Predecessor Funds immediately prior to the reorganization. Each Predecessor Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Nationwide HighMark Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, each Predecessor Fund’s operating history prior to the reorganization is reflected in the Nationwide HighMark Fund’s financial statements and financial highlights.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the Nationwide HighMark Fund as noted below:

Fund/Class	Shares	Value
HM Bond
Class A	2,306,938	$24,906,629
Class B**	7,234	77,778
Class C	1,240,147	13,312,114
Institutional Service Class*	26,544,533	291,849,172
California Intermediate Tax Free Bond
Class A	6,970,811	70,555,059
Class C	3,490,146	35,188,004
Institutional Service Class*	10,733,860	109,199,848

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund/Class	Shares	Value
National Intermediate Tax Free Bond
Class A	1,509,371	$16,969,709
Class C	603,212	6,789,697
Institutional Service Class*	5,420,075	60,983,970
Short Term Bond
Class A	4,322,803	43,089,271
Class C	2,602,075	26,249,990
Institutional Service Class*	8,932,889	89,162,736
Wisconsin Tax Exempt
Class A	12,406,596	123,860,012
Class B**	33,303	332,070
Class C	1,576,731	15,717,642
Institutional Service Class*	63,797	636,889
*	Effective September 16, 2013, Fiduciary shares were renamed Institutional Service Class Shares.
**	Effective September 16, 2013, Class B Shares were converted into Class A Shares. See Statements of Changes in Net Assets for additional information.

11.  Merger

At close of business on October 10, 2014, Nationwide HighMark Short Term Bond Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Enhanced Income Fund and Nationwide Short Duration Bond Fund (“Target Fund 1” and “Target Fund 2”, respectively, and, collectively, the “Target Funds”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 11, 2014. The reorganization of Target Fund 1 was approved by the shareholders of Target Fund 1 at a meeting held on September 25, 2014 and the reorganization of Target Fund 2 was not required to be approved by the shareholders of Target Fund 2. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 8,489,530 shares of the Acquiring Fund, valued at $85,070,066, for the assets of the Target Funds. The investment portfolios of Target Fund 1 and Target Fund 2, with fair values of $9,311,121 and $74,054,333 and identified costs of $9,294,829 and $74,172,976, respectively at October 10, 2014, were the principal assets acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $402,921,036. The combined net assets of the Acquiring Fund immediately following the acquisition were $487,991,102. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class C, Institutional Service Class, and Institutional Class shares of the Target Funds received a number of shares relative to the net assets received of the corresponding class of the Acquiring Fund. Shareholders of Class R and Service Class shares of the Target Funds received a number of shares relative to the net assets received of Class A of the Acquiring Fund.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund 1
Nationwide Enhanced Income Fund				$16,292
Class A	677,117	$6,011,509	$8.8781
Class R	905	8,019	8.8631
Institutional Service Class	460,856	4,097,235	8.8905
Institutional Class	34,235	303,883	8.8764
Target Fund 2
Nationwide Short Duration Bond Fund				$(118,643)
Class A	3,206,319	$32,267,781	$10.0638
Class C	559,400	5,634,335	10.0721
Institutional Service Class	529,503	5,326,593	10.0596
Institutional Class	907,171	9,128,723	10.0628
Service Class	2,215,592	22,291,988	10.0614
Acquiring Fund
Nationwide HighMark Short Term Bond Fund				$431,984
Class A	4,356,588	$43,606,045	$10.0092
Class C	1,737,342	17,602,857	10.1321
Institutional Service Class	8,327,885	83,465,304	10.0224
Institutional Class	25,757,782	258,246,830	10.0260
After Reorganization
Nationwide HighMark Short Term Bond Fund				$329,633
Class A	10,408,944	$104,185,342	$10.0092
Class C	2,293,429	23,237,192	10.1321
Institutional Service Class	9,268,161	92,889,132	10.0224
Institutional Class	26,698,593	267,679,436	10.0260

The following pro forma information for the period ended July 31, 2014 is provided as though the reorganization had been completed on August 1, 2013, the beginning of the annual reporting period for the Fund:

—	Net investment income $3,477,246;
—	Net gain on investments $804,677;
—	Net change in unrealized appreciation/(depreciation) $338,289; and
—	Net increase in net assets resulting from operations $4,620,212.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Funds that have been included in the Acquiring Fund’s Statement of Operations since July 31, 2014.

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

12.   Federal Tax Information

As of April 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond	$236,134,326	$3,744,916	$(1,352,580)	$2,392,336
Core Plus Bond	987,860,819	11,647,805	(6,484,213)	5,163,592
Government Bond	65,322,439	2,281,384	(777,877)	1,503,507
HM Bond	528,994,511	15,131,770	(4,327,221)	10,804,549
California Intermediate Tax Free Bond	174,449,172	12,041,294	(41,446)	11,999,848
National Intermediate Tax Free Bond	59,902,331	2,999,613	(89,171)	2,910,442
Short Term Bond	390,249,188	1,698,160	(1,724,445)	(26,285)
High Yield Bond	40,500,188	1,048,217	(1,251,234)	(203,017)
Inflation-Protected Securities	210,754,878	3,617,635	(3,446,135)	171,500
Money Market	919,762,459	—	(—)	—
Wisconsin Tax Exempt	106,079,967	5,501,448	(3,309,407)	2,192,041

Amount designated as “—” is zero or has been rounded to zero.

13.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide HighMark Large Cap Growth Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide HighMark Balanced Fund

Nationwide Bailard Technology & Science Fund

Nationwide Small Company Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Bailard International Equities Fund

Nationwide Global Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Bond Fund

Nationwide HighMark Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide High Yield Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Portfolio Completion Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Lipper containing only sub-advised funds, and multi-manager funds;

—	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

—

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization.

Nationwide Fund, Nationwide Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Ziegler Equity Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide Small Company Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Short Term Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the one-year period in the case of Nationwide Inflation-Protected Securities Fund, and the two-year period in the case of Nationwide Small Company Growth Fund, each of which had less than three years of performance history). The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Core Plus Bond Fund, Nationwide Government Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014. The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Money Market Fund, Nationwide Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the two-year period in the case of Nationwide HighMark Value Fund, which had less than three years of performance history). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s investment program. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are seven asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes, and that all seven of the Fund’s underlying index-replicating sleeves had tracked the corresponding index returns within their specified tracking error bands. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group.

Nationwide HighMark Value Fund, Nationwide Core Plus Bond Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Lipper expense group. As to the Nationwide HighMark Value Fund, the Trustees considered that the Adviser had agreed to implement new permanent breakpoints in the Fund’s advisory fee (not subject to later recoupment by the Adviser). As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s advisory fee was only 5 basis points above the 60th percentile of the Lipper expense group.

Nationwide HighMark Small Cap Core Fund, Nationwide Money Market Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees noted that each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide HighMark Small Cap Core Fund and Nationwide HighMark National Intermediate Tax Free Bond Fund, the Trustees considered that the Adviser had agreed to permanent amendments to the Advisory Agreements reducing the advisory fee and implementing advisory fee breakpoints (not subject to later recoupment by the Adviser). As to Nationwide Money Market Fund, the Trustees considered that the Fund’s total expense ratio was only 1 basis point above the 60th percentile of the Lipper expense group, and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Bond Fund, Nationwide Government Bond Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide HighMark Bond Fund, the Trustees considered that the Adviser agreed to permanent amendments to the Advisory Agreements reducing the Fund’s advisory fee in order to reduce Fund expenses (not subject to later recoupment by the Adviser). As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, and that the Adviser was proposing to implement an additional expense limitation to reduce Fund expenses.

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules (except Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Value Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund) are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. With respect to each Fund which did not have breakpoints, the Trustees noted that the Adviser was proposing to implement permanent breakpoints for each of these Funds (not subject to later recoupment by the Adviser).

-         -         -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-CFX (6/15)

Semiannual Report

April 30, 2015

(Unaudited)

Nationwide Mutual Funds

Investor Destinations Funds

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%;

utilities, down 1.1%; and industrials, up 2.05%. Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

2

Fund Overview	Nationwide Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	85.9%
Alternative Assets	10.1%
Fixed Income Funds	4.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	29.1%
Nationwide International Index Fund, Institutional Class	28.3%
Nationwide Mid Cap Market Index Fund, Institutional Class	13.8%
Nationwide Small Cap Index Fund, Institutional Class	11.7%
Nationwide Portfolio Completion Fund, Institutional Class	10.1%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class	3.0%
Nationwide Core Plus Bond Fund, Institutional Class	2.0%
Nationwide Bond Index Fund, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

3

Shareholder Expense Example	Nationwide Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Aggressive Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,042.70	2.73	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class C Shares	Actual	(b)	1,000.00	1,038.60	6.47	1.28
	Hypothetical	(b)(c)	1,000.00	1,018.45	6.41	1.28
Class R Shares	Actual	(b)	1,000.00	1,041.90	4.20	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Institutional Service Class Shares	Actual	(b)	1,000.00	1,044.20	1.42	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28
Institutional Class Shares	Actual	(b)	1,000.00	1,045.00	0.91	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Service Class Shares	Actual	(b)	1,000.00	1,043.30	2.94	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	13,129,685	$126,438,863

Total Alternative Assets (cost $127,082,977)		126,438,863

Equity Funds 85.9%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	3,564,082	37,315,935
Nationwide International Index Fund, Institutional Class (a)	41,843,113	354,829,599
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	8,863,218	172,921,385
Nationwide S&P 500 Index Fund, Institutional Class (a)	23,624,208	363,812,796
Nationwide Small Cap Index Fund, Institutional Class (a)	9,543,432	146,205,381

Total Equity Funds (cost $800,895,890)		1,075,085,096

Fixed Income Funds 4.0%
Nationwide Bond Index Fund, Institutional Class (a)	2,238,307	25,203,341
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,442,737	25,233,472

Total Fixed Income Funds (cost $50,743,901)		50,436,813

Total Mutual Funds (cost $978,722,768)		1,251,960,772

Total Investments (cost $978,722,768) (b) — 100.0%		1,251,960,772
Liabilities in excess of other assets — 0.0%†		(609,513)

NET ASSETS — 100.0%		$1,251,351,259

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

5

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $978,722,768)	$1,251,960,772
Receivable for investments sold	13,991
Receivable for capital shares issued	438,420
Prepaid expenses	43,845

Total Assets	1,252,457,028

Liabilities:
Payable for capital shares redeemed	411,137
Accrued expenses and other payables:
Investment advisory fees	134,738
Fund administration fees	26,814
Distribution fees	291,877
Administrative servicing fees	196,975
Accounting and transfer agent fees	7,109
Trustee fees	2,086
Custodian fees	8,440
Compliance program costs (Note 3)	340
Professional fees	15,140
Printing fees	10,911
Other	202

Total Liabilities	1,105,769

Net Assets	$1,251,351,259

Represented by:
Capital	$973,117,804
Accumulated distributions in excess of net investment income	(3,356,412)
Accumulated net realized gains from affiliated investments	8,351,863
Net unrealized appreciation/(depreciation) from investments in affiliates	273,238,004

Net Assets	$1,251,351,259

6

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Net Assets:
Class A Shares	$62,216,133
Class C Shares	76,780,287
Class R Shares	99,530,335
Institutional Service Class Shares	4,373,218
Institutional Class Shares	169,506,459
Service Class Shares	838,944,827

Total	$1,251,351,259

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,495,395
Class C Shares	6,960,841
Class R Shares	8,944,380
Institutional Service Class Shares	385,990
Institutional Class Shares	14,816,968
Service Class Shares	73,996,353

Total	110,599,927

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.32
Class C Shares (b)	$11.03
Class R Shares	$11.13
Institutional Service Class Shares	$11.33
Institutional Class Shares	$11.44
Service Class Shares	$11.34
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.01

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$15,481,462

Total Income	15,481,462

EXPENSES:
Investment advisory fees	801,192
Fund administration fees	155,966
Distribution fees Class A	76,019
Distribution fees Class C	381,967
Distribution fees Class R	251,277
Distribution fees Service Class	1,041,295
Administrative servicing fees Class A	33,871
Administrative servicing fees Class C	39,472
Administrative servicing fees Class R	75,384
Administrative servicing fees Institutional Service Class	1,802
Administrative servicing fees Service Class	624,780
Registration and filing fees	40,841
Professional fees	23,374
Printing fees	12,898
Trustee fees	16,802
Custodian fees	23,174
Accounting and transfer agent fees	22,413
Compliance program costs (Note 3)	2,259
Other	16,332

Total Expenses	3,641,118

NET INVESTMENT INCOME	11,840,344

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	39,751,122
Net realized gains from investment transactions with affiliates	19,088,342

Net realized gains from affiliated investments	58,839,464

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(18,959,745)

Net realized/unrealized gains from affiliated investments	39,879,719

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,720,063

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$11,840,344	$17,922,344
Net realized gains from affiliated investments	58,839,464	54,805,585
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(18,959,745)	20,878,150

Change in net assets resulting from operations	51,720,063	93,606,079

Distributions to Shareholders From:
Net investment income:
Class A	(761,435)	(1,075,210)
Class B (a)	–	(31,916)
Class C	(743,993)	(812,641)
Class R (b)	(1,166,661)	(1,595,494)
Institutional Service Class	(49,226)	(1,087	)(c)
Institutional Class	(2,201,764)	(2,659,351)
Service Class	(10,273,677)	(14,506,612)
Net realized gains:
Class A	(2,712,079)	(804,434)
Class B (a)	–	(46,855)
Class C	(3,502,564)	(997,370)
Class R (b)	(4,694,590)	(1,496,117)
Institutional Service Class	(153,793)	–	(c)
Institutional Class	(6,782,312)	(1,621,624)
Service Class	(37,254,891)	(11,566,034)

Change in net assets from shareholder distributions	(70,296,985)	(37,214,745)

Change in net assets from capital transactions	23,381,049	(35,017,401)

Change in net assets	4,804,127	21,373,933

Net Assets:
Beginning of period	1,246,547,132	1,225,173,199

End of period	$1,251,351,259	$1,246,547,132

Accumulated distributions in excess of net investment income at end of period	$(3,356,412)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,344,675	$15,425,571
Proceeds from shares issued from class conversion	–	2,574,611
Dividends reinvested	2,719,065	1,345,536
Cost of shares redeemed	(6,355,578)	(20,237,535)

Total Class A Shares	1,708,162	(891,817)

Class B Shares (a)
Proceeds from shares issued	–	69,236
Dividends reinvested	–	65,577
Cost of shares redeemed in class conversion	–	(2,574,611)
Cost of shares redeemed	–	(1,533,001)

Total Class B Shares	–	(3,972,799)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

9

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class C Shares
Proceeds from shares issued	$5,621,846	$14,310,984
Dividends reinvested	1,981,656	862,428
Cost of shares redeemed	(6,389,640)	(13,151,457)

Total Class C Shares	1,213,862	2,021,955

Class R Shares (b)
Proceeds from shares issued	4,020,389	10,382,606
Dividends reinvested	5,693,894	2,999,821
Cost of shares redeemed	(14,949,468)	(20,342,495)

Total Class R Shares	(5,235,185)	(6,960,068)

Institutional Service Class Shares
Proceeds from shares issued	1,318,283	3,710,364	(c)
Dividends reinvested	11,390	1,087	(c)
Cost of shares redeemed	(491,170)	(228,247	)(c)

Total Institutional Service Class Shares	838,503	3,483,204	(c)

Institutional Class Shares
Proceeds from shares issued	27,998,762	35,279,465
Dividends reinvested	8,983,606	4,280,948
Cost of shares redeemed	(12,310,440)	(17,585,600)

Total Institutional Class Shares	24,671,928	21,974,813

Service Class Shares
Proceeds from shares issued	23,629,111	69,876,145
Dividends reinvested	47,528,568	26,072,627
Cost of shares redeemed	(70,973,900)	(146,621,461)

Total Service Class Shares	183,779	(50,672,689)

Change in net assets from capital transactions	$23,381,049	$(35,017,401)

SHARE TRANSACTIONS:
Class A Shares
Issued	479,100	1,375,334
Issued in class conversion	–	230,901
Reinvested	248,216	121,713
Redeemed	(567,064)	(1,801,042)

Total Class A Shares	160,252	(73,094)

Class B Shares (a)
Issued	–	6,387
Reinvested	–	6,100
Redeemed in class conversion	–	(235,131)
Redeemed	–	(141,638)

Total Class B Shares	–	(364,282)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

10

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class C Shares
Issued	517,356	1,309,213
Reinvested	185,548	80,407
Redeemed	(582,575)	(1,193,102)

Total Class C Shares	120,329	196,518

Class R Shares (b)
Issued	365,771	939,975
Reinvested	529,077	276,629
Redeemed	(1,360,960)	(1,837,828)

Total Class R Shares	(466,112)	(621,224)

Institutional Service Class Shares
Issued	118,471	330,525	(c)
Reinvested	1,038	94	(c)
Redeemed	(43,416)	(20,722	)(c)

Total Institutional Service Class Shares	76,093	309,897	(c)

Institutional Class Shares
Issued	2,460,199	3,101,365
Reinvested	811,693	382,190
Redeemed	(1,078,680)	(1,547,966)

Total Institutional Class Shares	2,193,212	1,935,589

Service Class Shares
Issued	2,099,577	6,147,981
Reinvested	4,334,887	2,356,942
Redeemed	(6,317,513)	(12,950,073)

Total Service Class Shares	116,951	(4,445,150)

Total change in shares	2,200,725	(3,061,746)

Amount designated as “–” is zero or has been rounded to zero.

(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.51	0.11	0.35	0.46	(0.14)	(0.51)	(0.65)	$11.32	4.27%	$62,216,133	0.54%	1.96%	0.54%	10.64%
Year Ended October 31, 2014 (e)	$11.00	0.17	0.68	0.85	(0.19)	(0.15)	(0.34)	$11.51	7.92%	$61,402,299	0.54%	1.47%	0.54%	8.41%
Year Ended October 31, 2013 (e)	$8.97	0.17	2.13	2.30	(0.17)	(0.10)	(0.27)	$11.00	26.24%	$59,507,180	0.49%	1.69%	0.49%	22.52%
Year Ended October 31, 2012 (e)	$8.26	0.13	0.73	0.86	(0.13)	(0.02)	(0.15)	$8.97	10.56%	$51,210,338	0.50%	1.44%	0.50%	11.55%
Year Ended October 31, 2011 (e)	$8.13	0.13	0.14	0.27	(0.14)	–	(0.14)	$8.26	3.24%	$51,388,289	0.48%	1.54%	0.48%	9.70%
Year Ended October 31, 2010 (e)	$7.30	0.11	1.02	1.13	(0.10)	(0.20)	(0.30)	$8.13	15.81%	$49,682,066	0.49%	1.44%	0.49%	8.89%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.24	0.07	0.34	0.41	(0.11)	(0.51)	(0.62)	$11.03	3.86%	$76,780,287	1.28%	1.22%	1.28%	10.64%
Year Ended October 31, 2014 (e)	$10.75	0.08	0.68	0.76	(0.12)	(0.15)	(0.27)	$11.24	7.21%	$76,857,144	1.24%	0.77%	1.24%	8.41%
Year Ended October 31, 2013 (e)	$8.78	0.09	2.09	2.18	(0.11)	(0.10)	(0.21)	$10.75	25.26%	$71,452,684	1.19%	0.92%	1.19%	22.52%
Year Ended October 31, 2012 (e)	$8.08	0.07	0.72	0.79	(0.07)	(0.02)	(0.09)	$8.78	9.90%	$57,370,350	1.20%	0.76%	1.20%	11.55%
Year Ended October 31, 2011 (e)	$7.97	0.07	0.12	0.19	(0.08)	–	(0.08)	$8.08	2.36%	$59,022,254	1.21%	0.86%	1.21%	9.70%
Year Ended October 31, 2010 (e)	$7.17	0.06	1.01	1.07	(0.07)	(0.20)	(0.27)	$7.97	15.15%	$67,454,100	1.20%	0.75%	1.20%	8.89%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.32	0.09	0.36	0.45	(0.13)	(0.51)	(0.64)	$11.13	4.19%	$99,530,335	0.83%	1.72%	0.83%	10.64%
Year Ended October 31, 2014 (e)	$10.83	0.13	0.67	0.80	(0.16)	(0.15)	(0.31)	$11.32	7.54%	$106,558,652	0.84%	1.22%	0.84%	8.41%
Year Ended October 31, 2013 (e)	$8.84	0.12	2.11	2.23	(0.14)	(0.10)	(0.24)	$10.83	25.73%	$108,654,200	0.85%	1.27%	0.85%	22.52%
Year Ended October 31, 2012 (e)	$8.14	0.09	0.73	0.82	(0.10)	(0.02)	(0.12)	$8.84	10.23%	$91,551,218	0.84%	1.10%	0.84%	11.55%
Year Ended October 31, 2011 (e)	$8.01	0.10	0.14	0.24	(0.11)	–	(0.11)	$8.14	2.90%	$88,524,201	0.85%	1.18%	0.85%	9.70%
Year Ended October 31, 2010 (e)	$7.21	0.08	1.01	1.09	(0.09)	(0.20)	(0.29)	$8.01	15.41%	$84,348,618	0.84%	1.07%	0.84%	8.89%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.52	0.12	0.36	0.48	(0.16)	(0.51)	(0.67)	$11.33	4.42%	$4,373,218	0.28%	2.12%	0.28%	10.64%
Period Ended October 31, 2014 (e)(g)	$11.18	0.02	0.42	0.44	(0.10)	–	(0.10)	$11.52	3.93%	$3,569,632	0.21%	0.24%	0.21%	8.41%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.62	0.13	0.36	0.49	(0.16)	(0.51)	(0.67)	$11.44	4.50%	$169,506,459	0.18%	2.28%	0.18%	10.64%
Year Ended October 31, 2014 (e)	$11.11	0.21	0.68	0.89	(0.23)	(0.15)	(0.38)	$11.62	8.21%	$146,720,517	0.19%	1.81%	0.19%	8.41%
Year Ended October 31, 2013 (e)	$9.06	0.19	2.16	2.35	(0.20)	(0.10)	(0.30)	$11.11	26.57%	$118,716,482	0.19%	1.88%	0.19%	22.52%
Year Ended October 31, 2012 (e)	$8.34	0.15	0.75	0.90	(0.16)	(0.02)	(0.18)	$9.06	11.05%	$84,918,686	0.20%	1.74%	0.20%	11.55%
Year Ended October 31, 2011 (e)	$8.20	0.15	0.15	0.30	(0.16)	–	(0.16)	$8.34	3.49%	$70,317,290	0.21%	1.78%	0.21%	9.70%
Year Ended October 31, 2010 (e)	$7.36	0.13	1.04	1.17	(0.13)	(0.20)	(0.33)	$8.20	16.19%	$57,247,781	0.20%	1.71%	0.20%	8.89%

Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.52	0.11	0.36	0.47	(0.14)	(0.51)	(0.65)	$11.34	4.33%	$838,944,827	0.58%	1.94%	0.58%	10.64%
Year Ended October 31, 2014 (e)	$11.02	0.16	0.68	0.84	(0.19)	(0.15)	(0.34)	$11.52	7.75%	$851,438,888	0.59%	1.46%	0.59%	8.41%
Year Ended October 31, 2013 (e)	$8.99	0.15	2.14	2.29	(0.16)	(0.10)	(0.26)	$11.02	26.04%	$862,903,998	0.60%	1.53%	0.60%	22.52%
Year Ended October 31, 2012 (e)	$8.27	0.12	0.74	0.86	(0.12)	(0.02)	(0.14)	$8.99	10.56%	$750,703,873	0.60%	1.34%	0.60%	11.55%
Year Ended October 31, 2011 (e)	$8.14	0.12	0.13	0.25	(0.12)	–	(0.12)	$8.27	3.09%	$717,539,097	0.61%	1.43%	0.61%	9.70%
Year Ended October 31, 2010 (e)	$7.32	0.10	1.03	1.13	(0.11)	(0.20)	(0.31)	$8.14	15.66%	$719,252,841	0.59%	1.34%	0.59%	8.89%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

12

Fund Overview	Nationwide Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	74.9%
Fixed Income Funds	13.0%
Alternative Assets	12.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide International Index Fund, Institutional Class	25.3%
Nationwide S&P 500 Index Fund, Institutional Class	25.0%
Nationwide Portfolio Completion Fund, Institutional Class	12.1%
Nationwide Mid Cap Market Index Fund, Institutional Class	11.9%
Nationwide Small Cap Index Fund, Institutional Class	8.7%
Nationwide Bond Index Fund, Institutional Class	8.0%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	2.0%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class	2.0%
Nationwide HighMark Short Term Bond Fund, Institutional Class††	0.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

13

Shareholder Expense Example	Nationwide Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Aggressive Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,037.70	2.83	0.56
	Hypothetical	(b)(c)	1,000.00	1,022.02	2.81	0.56
Class C Shares	Actual	(b)	1,000.00	1,034.40	6.41	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,037.00	4.19	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Institutional Service Class Shares	Actual	(b)	1,000.00	1,039.30	1.42	0.28
	Hypothetical	(b)(c)	1,000.00	1,023.41	1.40	0.28
Institutional Class Shares	Actual	(b)	1,000.00	1,039.60	0.91	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Service Class Shares	Actual	(b)	1,000.00	1,037.60	2.93	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

14

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	25,862,352	$249,054,451

Total Alternative Assets (cost $250,636,804)		249,054,451

Equity Funds 74.9%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	3,906,631	40,902,426
Nationwide International Index Fund, Institutional Class (a)	61,308,687	519,897,666
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	12,514,881	244,165,321
Nationwide S&P 500 Index Fund, Institutional Class (a)	33,426,300	514,765,023
Nationwide Small Cap Index Fund, Institutional Class (a)	11,751,854	180,038,399
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,965,110	41,007,475

Total Equity Funds (cost $1,147,208,929)		1,540,776,310

Fixed Income Funds 13.0%
Nationwide Bond Index Fund, Institutional Class (a)	14,601,446	164,412,277
Nationwide Core Plus Bond Fund, Institutional Class (a)	9,986,516	103,160,712
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	5	48

Total Fixed Income Funds (cost $269,448,926)		267,573,037

Total Mutual Funds (cost $1,667,294,659)		2,057,403,798

Total Investments (cost $1,667,294,659) (b) — 100.0%		2,057,403,798
Liabilities in excess of other assets — 0.0%†		(917,399)

NET ASSETS — 100.0%		$2,056,486,399

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,667,294,659)	$2,057,403,798
Receivable for investments sold	171,913
Receivable for capital shares issued	530,281
Prepaid expenses	48,371

Total Assets	2,058,154,363

Liabilities:
Payable for investments purchased	43,128
Payable for capital shares redeemed	574,278
Accrued expenses and other payables:
Investment advisory fees	221,561
Fund administration fees	41,497
Distribution fees	479,871
Administrative servicing fees	235,170
Accounting and transfer agent fees	10,939
Trustee fees	3,585
Custodian fees	13,973
Compliance program costs (Note 3)	608
Professional fees	21,533
Printing fees	18,170
Other	3,651

Total Liabilities	1,667,964

Net Assets	$2,056,486,399

Represented by:
Capital	$1,633,139,507
Accumulated distributions in excess of net investment income	(4,945,147)
Accumulated net realized gains from affiliated investments	38,182,900
Net unrealized appreciation/(depreciation) from investments in affiliates	390,109,139

Net Assets	$2,056,486,399

16

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Net Assets:
Class A Shares	$126,119,132
Class C Shares	127,974,890
Class R Shares	230,452,915
Institutional Service Class Shares	3,319,614
Institutional Class Shares	352,105,037
Service Class Shares	1,216,514,811

Total	$2,056,486,399

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	10,893,751
Class C Shares	11,309,548
Class R Shares	20,344,451
Institutional Service Class Shares	287,445
Institutional Class Shares	30,436,807
Service Class Shares	105,295,080

Total	178,567,082

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.58
Class C Shares (b)	$11.32
Class R Shares	$11.33
Institutional Service Class Shares	$11.55
Institutional Class Shares	$11.57
Service Class Shares	$11.55
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.29

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$25,792,625
Interest income from affiliates	480,910

Total Income	26,273,535

EXPENSES:
Investment advisory fees	1,333,861
Fund administration fees	243,677
Distribution fees Class A	153,469
Distribution fees Class C	634,708
Distribution fees Class R	583,310
Distribution fees Service Class	1,515,124
Administrative servicing fees Class A	83,064
Administrative servicing fees Class C	61,283
Administrative servicing fees Class R	174,994
Administrative servicing fees Institutional Service Class	1,511
Administrative servicing fees Service Class	909,079
Registration and filing fees	42,911
Professional fees	33,830
Printing fees	21,946
Trustee fees	28,093
Custodian fees	38,752
Accounting and transfer agent fees	38,862
Compliance program costs (Note 3)	3,786
Other	24,230

Total Expenses	5,926,490

NET INVESTMENT INCOME	20,347,045

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	57,235,259
Net realized gains from investment transactions with affiliates	49,818,431

Net realized gains from affiliated investments	107,053,690

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(50,984,572)

Net realized/unrealized gains from affiliated investments	56,069,118

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$76,416,163

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$20,347,045	$30,929,486
Net realized gains from affiliated investments	107,053,690	79,568,361
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(50,984,572)	33,853,239

Change in net assets resulting from operations	76,416,163	144,351,086

Distributions to Shareholders From:
Net investment income:
Class A	(1,517,082)	(2,051,321)
Class B (a)	–	(39,391)
Class C	(1,206,822)	(1,458,768)
Class R (b)	(2,660,051)	(3,712,820)
Institutional Service Class	(35,860)	(684	)(c)
Institutional Class	(5,045,408)	(6,196,668)
Service Class	(14,826,969)	(21,395,325)
Net realized gains:
Class A	(4,684,712)	(2,417,686)
Class B (a)	–	(96,165)
Class C	(4,967,263)	(2,704,902)
Class R (b)	(9,303,952)	(5,350,857)
Institutional Service Class	(94,419)	–	(c)
Institutional Class	(13,481,835)	(5,912,957)
Service Class	(46,614,043)	(26,972,426)

Change in net assets from shareholder distributions	(104,438,416)	(78,309,970)

Change in net assets from capital transactions	3,681,939	(19,473,923)

Change in net assets	(24,340,314)	46,567,193

Net Assets:
Beginning of period	2,080,826,713	2,034,259,520

End of period	$2,056,486,399	$2,080,826,713

Accumulated distributions in excess of net investment income at end of period	$(4,945,147)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$13,262,714	$26,749,727
Proceeds from shares issued from class conversion	–	3,915,904
Dividends reinvested	4,606,190	3,127,547
Cost of shares redeemed	(13,580,647)	(26,513,481)

Total Class A Shares	4,288,257	7,279,697

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

19

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (a)
Proceeds from shares issued	$–	$102,366
Dividends reinvested	–	126,042
Cost of shares redeemed in class conversion	–	(3,915,904)
Cost of shares redeemed	–	(1,190,364)

Total Class B Shares	–	(4,877,860)

Class C Shares
Proceeds from shares issued	9,471,104	16,465,882
Dividends reinvested	2,942,116	1,889,835
Cost of shares redeemed	(11,208,796)	(18,884,806)

Total Class C Shares	1,204,424	(529,089)

Class R Shares (b)
Proceeds from shares issued	5,896,571	18,339,370
Dividends reinvested	11,702,421	8,904,328
Cost of shares redeemed	(25,965,374)	(39,125,265)

Total Class R Shares	(8,366,382)	(11,881,567)

Institutional Service Class Shares
Proceeds from shares issued	1,213,550	2,665,534	(c)
Dividends reinvested	18,944	684	(c)
Cost of shares redeemed	(511,230)	(134,084	)(c)

Total Institutional Service Class Shares	721,264	2,532,134	(c)

Institutional Class Shares
Proceeds from shares issued	44,099,586	74,350,309
Dividends reinvested	18,527,243	12,109,625
Cost of shares redeemed	(48,259,324)	(25,935,011)

Total Institutional Class Shares	14,367,505	60,524,923

Service Class Shares
Proceeds from shares issued	25,423,350	96,659,941
Dividends reinvested	61,441,012	48,367,751
Cost of shares redeemed	(95,397,491)	(217,549,853)

Total Service Class Shares	(8,533,129)	(72,522,161)

Change in net assets from capital transactions	$3,681,939	$(19,473,923)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,163,419	2,321,321
Issued in class conversion	–	343,539
Reinvested	410,001	276,955
Redeemed	(1,186,351)	(2,297,264)

Total Class A Shares	387,069	644,551

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

20

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class B Shares (a)
Issued	–	9,181
Reinvested	–	11,469
Redeemed in class conversion	–	(350,075)
Redeemed	–	(107,145)

Total Class B Shares	–	(436,570)

Class C Shares
Issued	849,990	1,463,227
Reinvested	267,708	171,499
Redeemed	(995,347)	(1,674,604)

Total Class C Shares	122,351	(39,878)

Class R Shares (b)
Issued	526,165	1,627,254
Reinvested	1,064,638	806,449
Redeemed	(2,322,250)	(3,478,776)

Total Class R Shares	(731,447)	(1,045,073)

Institutional Service Class Shares
Issued	108,961	232,378	(c)
Reinvested	1,688	58	(c)
Redeemed	(44,131)	(11,509	)(c)

Total Institutional Service Class Shares	66,518	220,927	(c)

Institutional Class Shares
Issued	3,842,574	6,487,867
Reinvested	1,650,176	1,070,657
Redeemed	(4,193,378)	(2,245,964)

Total Institutional Class Shares	1,299,372	5,312,560

Service Class Shares
Issued	2,216,339	8,320,769
Reinvested	5,478,963	4,295,269
Redeemed	(8,344,092)	(18,851,693)

Total Service Class Shares	(648,790)	(6,235,655)

Total change in shares	495,073	(1,579,138)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.75	0.11	0.31	0.42	(0.14)	(0.45)	(0.59)	$11.58	3.77%	$126,119,132	0.56%	1.99%	0.56%	14.33%
Year Ended October 31, 2014 (e)	$11.38	0.18	0.63	0.81	(0.20)	(0.24)	(0.44)	$11.75	7.33%	$123,408,650	0.53%	1.53%	0.53%	9.54%
Year Ended October 31, 2013 (e)	$9.60	0.17	1.85	2.02	(0.18)	(0.06)	(0.24)	$11.38	21.44%	$112,242,046	0.50%	1.62%	0.50%	29.31%
Year Ended October 31, 2012 (e)	$8.95	0.15	0.71	0.86	(0.15)	(0.06)	(0.21)	$9.60	9.82%	$89,406,859	0.49%	1.59%	0.49%	13.11%
Year Ended October 31, 2011 (e)	$8.80	0.16	0.15	0.31	(0.16)	–	(0.16)	$8.95	3.49%	$84,467,234	0.47%	1.72%	0.47%	13.88%
Year Ended October 31, 2010 (e)	$7.99	0.14	0.97	1.11	(0.14)	(0.16)	(0.30)	$8.80	14.19%	$79,563,235	0.48%	1.72%	0.48%	8.57%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.50	0.07	0.31	0.38	(0.11)	(0.45)	(0.56)	$11.32	3.44%	$127,974,890	1.27%	1.28%	1.27%	14.33%
Year Ended October 31, 2014 (e)	$11.16	0.09	0.62	0.71	(0.13)	(0.24)	(0.37)	$11.50	6.55%	$128,626,192	1.24%	0.84%	1.24%	9.54%
Year Ended October 31, 2013 (e)	$9.41	0.10	1.82	1.92	(0.11)	(0.06)	(0.17)	$11.16	20.72%	$125,294,548	1.19%	0.95%	1.19%	29.31%
Year Ended October 31, 2012 (e)	$8.79	0.08	0.69	0.77	(0.09)	(0.06)	(0.15)	$9.41	8.87%	$111,289,595	1.19%	0.89%	1.19%	13.11%
Year Ended October 31, 2011 (e)	$8.64	0.09	0.15	0.24	(0.09)	–	(0.09)	$8.79	2.81%	$119,068,548	1.20%	1.03%	1.20%	13.88%
Year Ended October 31, 2010 (e)	$7.86	0.08	0.95	1.03	(0.09)	(0.16)	(0.25)	$8.64	13.31%	$131,008,292	1.19%	1.02%	1.19%	8.57%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.50	0.10	0.31	0.41	(0.13)	(0.45)	(0.58)	$11.33	3.70%	$230,452,915	0.83%	1.75%	0.83%	14.33%
Year Ended October 31, 2014 (e)	$11.16	0.14	0.61	0.75	(0.17)	(0.24)	(0.41)	$11.50	6.92%	$242,451,059	0.83%	1.26%	0.83%	9.54%
Year Ended October 31, 2013 (e)	$9.41	0.13	1.82	1.95	(0.14)	(0.06)	(0.20)	$11.16	21.15%	$246,852,482	0.84%	1.28%	0.84%	29.31%
Year Ended October 31, 2012 (e)	$8.79	0.11	0.69	0.80	(0.12)	(0.06)	(0.18)	$9.41	9.27%	$208,283,759	0.84%	1.23%	0.84%	13.11%
Year Ended October 31, 2011 (e)	$8.64	0.12	0.16	0.28	(0.13)	–	(0.13)	$8.79	3.18%	$192,888,041	0.84%	1.34%	0.84%	13.88%
Year Ended October 31, 2010 (e)	$7.86	0.11	0.94	1.05	(0.11)	(0.16)	(0.27)	$8.64	13.65%	$176,660,604	0.83%	1.34%	0.83%	8.57%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.72	0.11	0.33	0.44	(0.16)	(0.45)	(0.61)	$11.55	3.93%	$3,319,614	0.28%	1.98%	0.28%	14.33%
Period Ended October 31, 2014 (e)(g)	$11.39	0.03	0.40	0.43	(0.10)	–	(0.10)	$11.72	3.77%	$2,589,232	0.20%	0.44%	0.20%	9.54%

Institutional Class Shares
Six Months Ended April 30, 2015(e) (Unaudited)	$11.74	0.14	0.31	0.45	(0.17)	(0.45)	(0.62)	$11.57	3.96%	$352,105,037	0.18%	2.38%	0.18%	14.33%
Year Ended October 31, 2014 (e)	$11.37	0.21	0.64	0.85	(0.24)	(0.24)	(0.48)	$11.74	7.70%	$341,959,809	0.18%	1.85%	0.18%	9.54%
Year Ended October 31, 2013 (e)	$9.59	0.20	1.85	2.05	(0.21)	(0.06)	(0.27)	$11.37	21.83%	$270,917,338	0.19%	1.88%	0.19%	29.31%
Year Ended October 31, 2012 (e)	$8.95	0.17	0.71	0.88	(0.18)	(0.06)	(0.24)	$9.59	10.03%	$186,769,240	0.19%	1.86%	0.19%	13.11%
Year Ended October 31, 2011 (e)	$8.79	0.18	0.16	0.34	(0.18)	–	(0.18)	$8.95	3.89%	$151,618,037	0.20%	1.99%	0.20%	13.88%
Year Ended October 31, 2010 (e)	$7.99	0.16	0.97	1.13	(0.17)	(0.16)	(0.33)	$8.79	14.39%	$130,223,401	0.19%	1.97%	0.19%	8.57%

Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.72	0.11	0.31	0.42	(0.14)	(0.45)	(0.59)	$11.55	3.76%	$1,216,514,811	0.58%	1.98%	0.58%	14.33%
Year Ended October 31, 2014 (e)	$11.36	0.17	0.62	0.79	(0.19)	(0.24)	(0.43)	$11.72	7.19%	$1,241,791,771	0.58%	1.50%	0.58%	9.54%
Year Ended October 31, 2013 (e)	$9.58	0.16	1.85	2.01	(0.17)	(0.06)	(0.23)	$11.36	21.37%	$1,274,073,724	0.59%	1.56%	0.59%	29.31%
Year Ended October 31, 2012 (e)	$8.94	0.14	0.70	0.84	(0.14)	(0.06)	(0.20)	$9.58	9.60%	$1,139,580,740	0.59%	1.49%	0.59%	13.11%
Year Ended October 31, 2011 (e)	$8.78	0.15	0.16	0.31	(0.15)	–	(0.15)	$8.94	3.47%	$1,115,586,752	0.60%	1.61%	0.60%	13.88%
Year Ended October 31, 2010 (e)	$7.98	0.13	0.96	1.09	(0.13)	(0.16)	(0.29)	$8.78	13.96%	$1,119,852,454	0.58%	1.61%	0.58%	8.57%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

22

Fund Overview	Nationwide Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	54.8%
Fixed Income Funds	23.1%
Alternative Assets	14.1%
Fixed Contract	8.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	19.0%
Nationwide International Index Fund, Institutional Class	18.1%
Nationwide Portfolio Completion Fund, Institutional Class	14.1%
Nationwide Bond Index Fund, Institutional Class	12.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	8.9%
Nationwide Fixed Contract	8.0%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
Nationwide Small Cap Index Fund, Institutional Class	4.9%
Nationwide HighMark Short Term Bond Fund, Institutional Class	4.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.0%
Other	3.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

23

Shareholder Expense Example	Nationwide Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderate Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,029.90	2.82	0.56
	Hypothetical	(b)(c)	1,000.00	1,022.02	2.81	0.56
Class C Shares	Actual	(b)	1,000.00	1,025.80	6.38	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,029.00	4.13	0.82
	Hypothetical	(b)(c)	1,000.00	1,020.73	4.11	0.82
Institutional Service Class Shares	Actual	(b)	1,000.00	1,031.60	1.51	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.31	1.51	0.30
Institutional Class Shares	Actual	(b)	1,000.00	1,031.90	0.91	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Service Class Shares	Actual	(b)	1,000.00	1,029.80	2.92	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

24

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.0%

	Shares	Market Value

Alternative Assets 14.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	26,226,095	$252,557,291

Total Alternative Assets (cost $254,390,612)		252,557,291

Equity Funds 54.8%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	1,694,102	17,737,250
Nationwide International Index Fund, Institutional Class (a)	38,306,618	324,840,118
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	8,143,977	158,888,990
Nationwide S&P 500 Index Fund, Institutional Class (a)	22,061,772	339,751,294
Nationwide Small Cap Index Fund, Institutional Class (a)	5,689,663	87,165,635
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	3,839,019	53,093,638

Total Equity Funds (cost $737,416,203)		981,476,925

Fixed Income Funds 23.1%
Nationwide Bond Index Fund, Institutional Class (a)	19,145,123	215,574,087
Nationwide Core Plus Bond Fund, Institutional Class (a)	8,690,890	89,776,896
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	7,163,904	71,782,320
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,735,111	36,081,168

Total Fixed Income Funds (cost $418,572,774)		413,214,471

Total Mutual Funds (cost $1,410,379,589)		1,647,248,687

Fixed Contract 8.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$143,554,945	$143,554,945

Total Fixed Contract (cost $143,554,945)		143,554,945

Total Investments (cost $1,553,934,534) (d) — 100.0%		1,790,803,632
Liabilities in excess of other assets — 0.0%†		(866,726)

NET ASSETS — 100.0%		$1,789,936,906

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

25

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $1,553,934,534)	$1,790,803,632
Receivable for investments sold	1,043,818
Receivable for capital shares issued	371,389
Prepaid expenses	54,567

Total Assets	1,792,273,406

Liabilities:
Payable for capital shares redeemed	1,416,739
Accrued expenses and other payables:
Investment advisory fees	192,079
Fund administration fees	36,737
Distribution fees	415,502
Administrative servicing fees	207,341
Accounting and transfer agent fees	9,861
Trustee fees	3,218
Custodian fees	12,187
Compliance program costs (Note 3)	510
Professional fees	19,436
Printing fees	17,029
Other	5,861

Total Liabilities	2,336,500

Net Assets	$1,789,936,906

Represented by:
Capital	$1,497,364,055
Accumulated distributions in excess of net investment income	(3,198,366)
Accumulated net realized gains from affiliated investments	58,902,119
Net unrealized appreciation/(depreciation) from investments in affiliates	236,869,098

Net Assets	$1,789,936,906

Net Assets:
Class A Shares	$140,821,064
Class C Shares	139,173,777
Class R Shares	179,376,704
Institutional Service Class Shares	6,591,335
Institutional Class Shares	371,343,992
Service Class Shares	952,630,034

Total	$1,789,936,906

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	12,653,127
Class C Shares	12,719,328
Class R Shares	16,476,862
Institutional Service Class Shares	595,027
Institutional Class Shares	33,486,306
Service Class Shares	85,949,495

Total	161,880,145

26

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.13
Class C Shares (b)	$10.94
Class R Shares	$10.89
Institutional Service Class Shares	$11.08
Institutional Class Shares	$11.09
Service Class Shares	$11.08
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.81

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $ 1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$20,158,973
Interest income from affiliates	2,425,292

Total Income	22,584,265

EXPENSES:
Investment advisory fees	1,151,362
Fund administration fees	213,478
Distribution fees Class A	174,669
Distribution fees Class C	693,411
Distribution fees Class R	461,444
Distribution fees Service Class	1,185,289
Administrative servicing fees Class A	92,832
Administrative servicing fees Class C	66,625
Administrative servicing fees Class R	131,434
Administrative servicing fees Institutional Service Class	3,865
Administrative servicing fees Service Class	711,177
Registration and filing fees	43,543
Professional fees	30,390
Printing fees	18,111
Trustee fees	24,290
Custodian fees	33,439
Accounting and transfer agent fees	35,827
Compliance program costs (Note 3)	3,275
Other	19,343

Total Expenses	5,093,804

NET INVESTMENT INCOME	17,490,461

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	37,920,700
Net realized gains from investment transactions with affiliates	66,871,396

Net realized gains from affiliated investments	104,792,096

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(69,853,427)

Net realized/unrealized gains from affiliated investments	34,938,669

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,429,130

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$17,490,461	$26,270,803
Net realized gains from affiliated investments	104,792,096	71,332,163
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(69,853,427)	6,783,028

Change in net assets resulting from operations	52,429,130	104,385,994

Distributions to Shareholders From:
Net investment income:
Class A	(1,690,365)	(2,342,048)
Class B (a)	–	(13,539)
Class C	(1,201,135)	(1,431,978)
Class R (b)	(2,052,066)	(2,845,110)
Institutional Service Class	(72,316)	(5,932	)(c)
Institutional Class	(4,914,621)	(6,170,928)
Service Class	(11,353,278)	(16,041,966)
Net realized gains:
Class A	(5,091,349)	(4,253,649)
Class B (a)	–	(59,199)
Class C	(5,077,251)	(4,344,180)
Class R (b)	(7,009,497)	(6,497,933)
Institutional Service Class	(179,964)	–	(c)
Institutional Class	(12,740,443)	(9,048,933)
Service Class	(34,606,405)	(30,895,590)

Change in net assets from shareholder distributions	(85,988,690)	(83,950,985)

Change in net assets from capital transactions	23,238,534	20,859,062

Change in net assets	(10,321,026)	41,294,071

Net Assets:
Beginning of period	1,800,257,932	1,758,963,861

End of period	$1,789,936,906	$1,800,257,932

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(3,198,366)	$594,954

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$13,682,423	$40,822,367
Proceeds from shares issued from class conversion	–	1,477,480
Dividends reinvested	4,907,280	4,423,056
Cost of shares redeemed	(18,408,500)	(39,387,604)

Total Class A Shares	181,203	7,335,299

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

29

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (a)
Proceeds from shares issued	$—	$33,347
Dividends reinvested	—	66,278
Cost of shares redeemed in class conversion	—	(1,477,480)
Cost of shares redeemed	—	(672,906)

Total Class B Shares	—	(2,050,761)

Class C Shares
Proceeds from shares issued	13,639,289	22,902,065
Dividends reinvested	3,142,576	2,706,509
Cost of shares redeemed	(15,223,715)	(24,520,559)

Total Class C Shares	1,558,150	1,088,015

Class R Shares (b)
Proceeds from shares issued	6,170,972	15,367,094
Dividends reinvested	8,747,287	8,971,795
Cost of shares redeemed	(27,528,384)	(38,306,310)

Total Class R Shares	(12,610,125)	(13,967,421)

Institutional Service Class Shares
Proceeds from shares issued	3,180,887	4,628,969	(c)
Dividends reinvested	121,128	5,932	(c)
Cost of shares redeemed	(1,272,698)	(110,821	)(c)

Total Institutional Service Class Shares	2,029,317	4,524,080	(c)

Institutional Class Shares
Proceeds from shares issued	37,938,069	79,027,163
Dividends reinvested	17,651,333	15,218,911
Cost of shares redeemed	(21,165,520)	(39,981,794)

Total Institutional Class Shares	34,423,882	54,264,280

Service Class Shares
Proceeds from shares issued	32,916,890	99,229,155
Dividends reinvested	45,959,683	46,936,868
Cost of shares redeemed	(81,220,466)	(176,500,453)

Total Service Class Shares	(2,343,893)	(30,334,430)

Change in net assets from capital transactions	$23,238,534	$20,859,062

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

30

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	1,239,871	3,654,435
Issued in class conversion	–	133,728
Reinvested	451,697	403,947
Redeemed	(1,664,225)	(3,508,921)

Total Class A Shares	27,343	683,189

Class B Shares (a)
Issued	–	3,048
Reinvested	–	6,126
Redeemed in class conversion	–	(134,543)
Redeemed	–	(61,391)

Total Class B Shares	–	(186,760)

Class C Shares
Issued	1,258,427	2,084,082
Reinvested	293,974	251,756
Redeemed	(1,391,950)	(2,224,181)

Total Class C Shares	160,451	111,657

Class R Shares (b)
Issued	570,002	1,401,087
Reinvested	822,715	837,637
Redeemed	(2,545,393)	(3,503,221)

Total Class R Shares	(1,152,676)	(1,264,497)

Institutional Service Class Shares
Issued	294,427	414,530	(c)
Reinvested	11,194	524	(c)
Redeemed	(115,605)	(10,043	)(c)

Total Institutional Service Class Shares	190,016	405,011	(c)

Institutional Class Shares
Issued	3,424,369	7,094,639
Reinvested	1,630,405	1,392,407
Redeemed	(1,920,600)	(3,580,912)

Total Institutional Class Shares	3,134,174	4,906,134

Service Class Shares
Issued	2,980,280	8,847,176
Reinvested	4,246,102	4,304,229
Redeemed	(7,374,783)	(15,786,774)

Total Service Class Shares	(148,401)	(2,635,369)

Total change in shares	2,210,907	2,019,365

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.35	0.11	0.20	0.31	(0.12)	(0.41)	(0.53)	$11.13	2.99%	$140,821,064	0.56%	1.99%	0.56%	10.87%
Year Ended October 31, 2014 (e)	$11.23	0.17	0.49	0.66	(0.19)	(0.35)	(0.54)	$11.35	6.08%	$143,271,556	0.54%	1.50%	0.54%	17.14%
Year Ended October 31, 2013 (e)	$9.93	0.17	1.36	1.53	(0.18)	(0.05)	(0.23)	$11.23	15.56%	$134,092,908	0.50%	1.58%	0.50%	32.04%
Year Ended October 31, 2012 (e)	$9.43	0.16	0.61	0.77	(0.22)	(0.05)	(0.27)	$9.93	8.38%	$114,304,018	0.49%	1.66%	0.49%	16.02%
Year Ended October 31, 2011 (e)	$9.23	0.17	0.20	0.37	(0.17)	–	(0.17)	$9.43	4.06%	$107,508,362	0.48%	1.82%	0.48%	14.28%
Year Ended October 31, 2010 (e)	$8.37	0.17	0.82	0.99	(0.10)	(0.03)	(0.13)	$9.23	11.86%	$96,798,604	0.47%	1.89%	0.47%	9.42%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.17	0.07	0.21	0.28	(0.10)	(0.41)	(0.51)	$10.94	2.58%	$139,173,777	1.27%	1.26%	1.27%	10.87%
Year Ended October 31, 2014 (e)	$11.06	0.09	0.48	0.57	(0.11)	(0.35)	(0.46)	$11.17	5.39%	$140,221,911	1.24%	0.81%	1.24%	17.14%
Year Ended October 31, 2013 (e)	$9.79	0.09	1.33	1.42	(0.10)	(0.05)	(0.15)	$11.06	14.68%	$137,680,905	1.19%	0.89%	1.19%	32.04%
Year Ended October 31, 2012 (e)	$9.25	0.09	0.60	0.69	(0.10)	(0.05)	(0.15)	$9.79	7.58%	$124,362,072	1.20%	0.97%	1.20%	16.02%
Year Ended October 31, 2011 (e)	$9.05	0.11	0.20	0.31	(0.11)	–	(0.11)	$9.25	3.37%	$129,312,497	1.21%	1.13%	1.21%	14.28%
Year Ended October 31, 2010 (e)	$8.28	0.10	0.81	0.91	(0.11)	(0.03)	(0.14)	$9.05	11.09%	$142,313,710	1.20%	1.21%	1.20%	9.42%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.11	0.09	0.21	0.30	(0.11)	(0.41)	(0.52)	$10.89	2.90%	$179,376,704	0.82%	1.75%	0.82%	10.87%
Year Ended October 31, 2014 (e)	$11.00	0.14	0.47	0.61	(0.15)	(0.35)	(0.50)	$11.11	5.80%	$195,865,740	0.83%	1.23%	0.83%	17.14%
Year Ended October 31, 2013 (e)	$9.74	0.13	1.32	1.45	(0.14)	(0.05)	(0.19)	$11.00	15.06%	$207,910,628	0.84%	1.24%	0.84%	32.04%
Year Ended October 31, 2012 (e)	$9.20	0.12	0.60	0.72	(0.13)	(0.05)	(0.18)	$9.74	7.96%	$186,740,830	0.85%	1.31%	0.85%	16.02%
Year Ended October 31, 2011 (e)	$9.01	0.14	0.19	0.33	(0.14)	–	(0.14)	$9.20	3.67%	$174,027,334	0.85%	1.46%	0.85%	14.28%
Year Ended October 31, 2010 (e)	$8.24	0.13	0.81	0.94	(0.14)	(0.03)	(0.17)	$9.01	11.56%	$158,746,294	0.83%	1.54%	0.83%	9.42%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.30	0.11	0.21	0.32	(0.13)	(0.41)	(0.54)	$11.08	3.16%	$6,591,335	0.30%	1.98%	0.30%	10.87%
Period Ended October 31, 2014 (e)(g)	$11.03	0.09	0.28	0.37	(0.10)	–	(0.10)	$11.30	3.35%	$4,576,528	0.22%	1.16%	0.22%	17.14%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.31	0.13	0.19	0.32	(0.13)	(0.41)	(0.54)	$11.09	3.19%	$371,343,992	0.18%	2.36%	0.18%	10.87%
Year Ended October 31, 2014 (e)	$11.19	0.21	0.49	0.70	(0.23)	(0.35)	(0.58)	$11.31	6.47%	$343,231,738	0.18%	1.84%	0.18%	17.14%
Year Ended October 31, 2013 (e)	$9.90	0.20	1.35	1.55	(0.21)	(0.05)	(0.26)	$11.19	15.86%	$284,753,727	0.20%	1.86%	0.20%	32.04%
Year Ended October 31, 2012 (e)	$9.35	0.19	0.60	0.79	(0.19)	(0.05)	(0.24)	$9.90	8.64%	$219,767,806	0.20%	1.95%	0.20%	16.02%
Year Ended October 31, 2011 (e)	$9.15	0.19	0.21	0.40	(0.20)	–	(0.20)	$9.35	4.38%	$176,900,980	0.21%	2.06%	0.21%	14.28%
Year Ended October 31, 2010 (e)	$8.37	0.19	0.82	1.01	(0.20)	(0.03)	(0.23)	$9.15	12.19%	$131,966,219	0.20%	2.18%	0.20%	9.42%

Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$11.30	0.11	0.20	0.31	(0.12)	(0.41)	(0.53)	$11.08	2.98%	$952,630,034	0.58%	1.98%	0.58%	10.87%
Year Ended October 31, 2014 (e)	$11.18	0.16	0.49	0.65	(0.18)	(0.35)	(0.53)	$11.30	6.05%	$973,090,459	0.58%	1.48%	0.58%	17.14%
Year Ended October 31, 2013 (e)	$9.90	0.16	1.34	1.50	(0.17)	(0.05)	(0.22)	$11.18	15.30%	$992,441,693	0.60%	1.50%	0.60%	32.04%
Year Ended October 31, 2012 (e)	$9.34	0.15	0.61	0.76	(0.15)	(0.05)	(0.20)	$9.90	8.30%	$927,470,622	0.60%	1.56%	0.60%	16.02%
Year Ended October 31, 2011 (e)	$9.14	0.16	0.20	0.36	(0.16)	–	(0.16)	$9.34	3.96%	$897,059,520	0.61%	1.71%	0.61%	14.28%
Year Ended October 31, 2010 (e)	$8.36	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	$9.14	11.76%	$891,324,745	0.59%	1.81%	0.59%	9.42%

Amounts designated as “ – ” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

32

Fund Overview	Nationwide Investor Destinations Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	38.1%
Equity Funds	35.8%
Fixed Contract	16.1%
Alternative Assets	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	22.0%
Nationwide Fixed Contract	16.1%
Nationwide S&P 500 Index Fund, Institutional Class	13.0%
Nationwide Portfolio Completion Fund, Institutional Class	10.1%
Nationwide International Index Fund, Institutional Class	10.0%
Nationwide HighMark Short Term Bond Fund, Institutional Class	8.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	5.9%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	3.0%
Nationwide Small Cap Index Fund, Institutional Class	2.9%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

33

Shareholder Expense Example	Nationwide Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Conservative Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,023.40	2.86	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57
Class C Shares	Actual	(b)	1,000.00	1,019.90	6.41	1.28
	Hypothetical	(b)(c)	1,000.00	1,018.45	6.41	1.28
Class R Shares	Actual	(b)	1,000.00	1,021.80	4.16	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Institutional Service Class Shares	Actual	(b)	1,000.00	1,024.80	1.46	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29
Institutional Class Shares	Actual	(b)	1,000.00	1,025.00	1.00	0.20
	Hypothetical	(b)(c)	1,000.00	1,023.80	1.00	0.20
Service Class Shares	Actual	(b)	1,000.00	1,023.00	3.01	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

34

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 83.9%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,125,309	$58,986,730

Total Alternative Assets (cost $59,340,157)		58,986,730

Equity Funds 35.8%
Nationwide International Index Fund, Institutional Class (a)	6,913,361	58,625,301
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,781,715	34,761,253
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,936,960	76,029,182
Nationwide Small Cap Index Fund, Institutional Class (a)	1,120,835	17,171,195
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,683,908	23,288,451

Total Equity Funds (cost $168,870,316)		209,875,382

Fixed Income Funds 38.1%
Nationwide Bond Index Fund, Institutional Class (a)	11,480,460	129,269,975
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,842,276	29,360,713
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	4,706,902	47,163,157
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	1,819,112	17,572,624

Total Fixed Income Funds (cost $226,523,613)		223,366,469

Total Mutual Funds (cost $454,734,086)		492,228,581

Fixed Contract 16.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$94,438,867	94,438,867

Total Fixed Contract (cost $94,438,867)		94,438,867

Total Investments (cost $549,172,953) (d) — 100.0%		586,667,448

Liabilities in excess of other assets — 0.0%†		(235,035)

NET ASSETS — 100.0%		$586,432,413

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

35

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $549,172,953)	$586,667,448
Receivable for capital shares issued	480,530
Prepaid expenses	50,266

Total Assets	587,198,244

Liabilities:
Payable for investments purchased	140,311
Payable for capital shares redeemed	302,260
Accrued expenses and other payables:
Investment advisory fees	63,130
Fund administration fees	14,791
Distribution fees	147,583
Administrative servicing fees	68,532
Accounting and transfer agent fees	5,132
Trustee fees	1,117
Custodian fees	4,011
Compliance program costs (Note 3)	172
Professional fees	11,643
Printing fees	7,132
Other	17

Total Liabilities	765,831

Net Assets	$586,432,413

Represented by:
Capital	$542,174,706
Accumulated distributions in excess of net investment income	(603,507)
Accumulated net realized gains from affiliated investments	7,366,719
Net unrealized appreciation/(depreciation) from investments in affiliates	37,494,495

Net Assets	$586,432,413

36

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Net Assets:
Class A Shares	$57,439,222
Class C Shares	59,067,246
Class R Shares	75,417,284
Institutional Service Class Shares	2,846,024
Institutional Class Shares	122,147,563
Service Class Shares	269,515,074

Total	$586,432,413

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,433,553
Class C Shares	5,615,852
Class R Shares	7,123,114
Institutional Service Class Shares	267,502
Institutional Class Shares	11,441,860
Service Class Shares	25,355,623

Total	55,237,504

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.57
Class C Shares (b)	$10.52
Class R Shares	$10.59
Institutional Service Class Shares	$10.64
Institutional Class Shares	$10.68
Service Class Shares	$10.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.21

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

37

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,749,140
Interest income from affiliates	1,537,053

Total Income	7,286,193

EXPENSES:
Investment advisory fees	381,165
Fund administration fees	86,752
Distribution fees Class A	72,889
Distribution fees Class C	283,198
Distribution fees Class R	196,816
Distribution fees Service Class	340,531
Administrative servicing fees Class A	35,349
Administrative servicing fees Class C	22,990
Administrative servicing fees Class R	52,545
Administrative servicing fees Institutional Service Class	1,131
Administrative servicing fees Service Class	204,319
Registration and filing fees	42,355
Professional fees	15,488
Printing fees	11,477
Trustee fees	8,074
Custodian fees	11,070
Accounting and transfer agent fees	16,981
Compliance program costs (Note 3)	1,092
Other	9,478

Total Expenses	1,793,700

NET INVESTMENT INCOME	5,492,493

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	8,968,002
Net realized gains from investment transactions with affiliates	10,117,717

Net realized gains from affiliated investments	19,085,719

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(11,218,086)

Net realized/unrealized gains from affiliated investments	7,867,633

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,360,126

The accompanying notes are an integral part of these financial statements.

38

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$5,492,493	$8,751,097
Net realized gains from affiliated investments	19,085,719	15,224,235
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(11,218,086)	3,923,073

Change in net assets resulting from operations	13,360,126	27,898,405

Distributions to Shareholders From:
Net investment income:
Class A	(679,498)	(903,512)
Class B (a)	–	(4,766)
Class C	(453,257)	(497,299)
Class R (b)	(809,305)	(1,181,605)
Institutional Service Class	(29,757)	(2,557	)(c)
Institutional Class	(1,546,841)	(2,009,152)
Service Class	(3,077,575)	(4,710,564)
Net realized gains:
Class A	(1,291,485)	(3,513,884)
Class B (a)	–	(54,900)
Class C	(1,218,189)	(3,262,285)
Class R (b)	(1,773,871)	(5,946,445)
Institutional Service Class	(45,759)	–	(c)
Institutional Class	(2,484,438)	(6,388,104)
Service Class	(5,936,701)	(20,230,961)

Change in net assets from shareholder distributions	(19,346,676)	(48,706,034)

Change in net assets from capital transactions	(3,093,139)	36,499,515

Change in net assets	(9,079,689)	15,691,886

Net Assets:
Beginning of period	595,512,102	579,820,216

End of period	$586,432,413	$595,512,102

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(603,507)	$500,233

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$8,003,772	$23,332,546
Proceeds from shares issued from class conversion	–	607,783
Dividends reinvested	1,504,758	3,079,322
Cost of shares redeemed	(10,181,436)	(15,278,212)

Total Class A Shares	(672,906)	11,741,439

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

39

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class B Shares (a)
Proceeds from shares issued	$–	$3,131
Dividends reinvested	–	58,311
Cost of shares redeemed in class conversion	–	(607,783)
Cost of shares redeemed	–	(302,833)

Total Class B Shares	–	(849,174)

Class C Shares
Proceeds from shares issued	8,135,067	17,151,764
Dividends reinvested	1,082,135	2,120,357
Cost of shares redeemed	(4,901,853)	(9,165,457)

Total Class C Shares	4,315,349	10,106,664

Class R Shares (b)
Proceeds from shares issued	2,595,299	10,205,993
Dividends reinvested	2,503,270	6,892,215
Cost of shares redeemed	(12,464,509)	(18,473,547)

Total Class R Shares	(7,365,940)	(1,375,339)

Institutional Service Class Shares
Proceeds from shares issued	1,387,444	2,130,820	(c)
Dividends reinvested	21,892	2,557	(c)
Cost of shares redeemed	(621,030)	(85,693	)(c)

Total Institutional Service Class Shares	788,306	2,047,684	(c)

Institutional Class Shares
Proceeds from shares issued	21,043,596	30,154,011
Dividends reinvested	4,031,040	8,395,081
Cost of shares redeemed	(13,271,685)	(17,337,575)

Total Institutional Class Shares	11,802,951	21,211,517

Service Class Shares
Proceeds from shares issued	13,415,107	37,612,776
Dividends reinvested	9,014,276	24,940,540
Cost of shares redeemed	(34,390,282)	(68,936,592)

Total Service Class Shares	(11,960,899)	(6,383,276)

Change in net assets from capital transactions	$(3,093,139)	$36,499,515

SHARE TRANSACTIONS:
Class A Shares
Issued	759,169	2,193,771
Issued in class conversion	–	58,209
Reinvested	144,754	297,377
Redeemed	(967,967)	(1,443,682)

Total Class A Shares	(64,044)	1,105,675

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

40

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class B Shares (a)
Issued	–	296
Reinvested	–	5,456
Redeemed in class conversion	–	(57,974)
Redeemed	–	(28,426)

Total Class B Shares	–	(80,648)

Class C Shares
Issued	775,575	1,624,684
Reinvested	104,535	205,906
Redeemed	(466,755)	(864,577)

Total Class C Shares	413,355	966,013

Class R Shares (b)
Issued	245,927	964,420
Reinvested	240,381	665,030
Redeemed	(1,184,885)	(1,742,612)

Total Class R Shares	(698,577)	(113,162)

Institutional Service Class Shares
Issued	131,738	200,465	(c)
Reinvested	2,090	239	(c)
Redeemed	(58,865)	(8,165	)(c)

Total Institutional Service Class Shares	74,963	192,539	(c)

Institutional Class Shares
Issued	1,984,109	2,821,603
Reinvested	383,990	803,170
Redeemed	(1,252,368)	(1,621,254)

Total Institutional Class Shares	1,115,731	2,003,519

Service Class Shares
Issued	1,264,264	3,520,508
Reinvested	862,168	2,398,310
Redeemed	(3,246,496)	(6,454,494)

Total Service Class Shares	(1,120,064)	(535,676)

Total change in shares	(278,636)	3,538,260

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

41

Statement of Cash Flows

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$13,360,126
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(48,267,946)
Proceeds from disposition of affiliated investments	72,496,832
Reinvestment of dividend income from affiliates	(5,749,140)
Reinvestment of interest income from affiliates	(1,537,053)
Change in unrealized (appreciation)/depreciation from investments in affiliates	11,218,086
Reinvestment of net realized gain distributions from underlying affiliated funds	(8,968,002)
Net realized gain from investment transactions with affiliates	(10,117,717)
Decrease in receivable for investments sold	918,871
Increase in prepaid expenses	(11,564)
Increase in payable for investments purchased	140,311
Decrease in investment advisory fees	(1,784)
Decrease in fund administration fees	(2,288)
Decrease in distribution fees	(9,380)
Decrease in administrative servicing fees	(6,063)
Decrease in accounting and transfer agent fees	(851)
Increase in trustee fees	2,202
Decrease in custodian fees	(666)
Increase in compliance program costs	7
Decrease in professional fees	(1,784)
Increase in printing fees	3,209
Decrease in other payables	(1,768)

Net cash provided by operating activities	23,463,638

Cash flows used in financing activities:
Proceeds from shares issued	54,653,806
Payable for capital shares redeemed	(76,928,139)
Cash distributions paid to shareholders	(1,189,305)

Net cash used in financing activities	(23,463,638)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment dividends and distributions of $18,157,371.

The accompanying notes are an integral part of these financial statements.

42

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.68	0.10	0.14	0.24	(0.12)	(0.23)	(0.35)	$10.57	2.34%	$57,439,222	0.57%	1.92%	0.57%	10.65%
Year Ended October 31, 2014 (e)	$11.11	0.16	0.35	0.51	(0.18)	(0.76)	(0.94)	$10.68	4.95%	$58,734,361	0.57%	1.54%	0.57%	18.14%
Year Ended October 31, 2013 (e)	$10.46	0.17	0.81	0.98	(0.18)	(0.15)	(0.33)	$11.11	9.59%	$48,814,648	0.52%	1.58%	0.52%	36.85%
Year Ended October 31, 2012 (e)	$10.08	0.18	0.49	0.67	(0.19)	(0.10)	(0.29)	$10.46	6.81%	$44,422,496	0.51%	1.80%	0.51%	20.61%
Year Ended October 31, 2011 (e)	$9.86	0.20	0.22	0.42	(0.20)	–	(0.20)	$10.08	4.31%	$36,925,502	0.49%	1.99%	0.49%	17.89%
Year Ended October 31, 2010 (e)	$9.21	0.21	0.64	0.85	(0.20)	–	(0.20)	$9.86	9.38%	$33,209,551	0.50%	2.17%	0.50%	12.60%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.63	0.06	0.15	0.21	(0.09)	(0.23)	(0.32)	$10.52	1.99%	$59,067,246	1.28%	1.19%	1.28%	10.65%
Year Ended October 31, 2014 (e)	$11.07	0.09	0.34	0.43	(0.11)	(0.76)	(0.87)	$10.63	4.17%	$55,313,487	1.26%	0.84%	1.26%	18.14%
Year Ended October 31, 2013 (e)	$10.42	0.10	0.81	0.91	(0.11)	(0.15)	(0.26)	$11.07	8.88%	$46,881,793	1.21%	0.90%	1.21%	36.85%
Year Ended October 31, 2012 (e)	$10.04	0.11	0.49	0.60	(0.12)	(0.10)	(0.22)	$10.42	6.09%	$41,368,353	1.22%	1.10%	1.22%	20.61%
Year Ended October 31, 2011 (e)	$9.82	0.13	0.22	0.35	(0.13)	–	(0.13)	$10.04	3.55%	$38,970,245	1.22%	1.27%	1.22%	17.89%
Year Ended October 31, 2010 (e)	$9.18	0.14	0.64	0.78	(0.14)	–	(0.14)	$9.82	8.65%	$40,700,682	1.21%	1.46%	1.21%	12.60%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.70	0.09	0.14	0.23	(0.11)	(0.23)	(0.34)	$10.59	2.18%	$75,417,284	0.83%	1.68%	0.83%	10.65%
Year Ended October 31, 2014 (e)	$11.13	0.13	0.35	0.48	(0.15)	(0.76)	(0.91)	$10.70	4.63%	$83,675,301	0.86%	1.27%	0.86%	18.14%
Year Ended October 31, 2013 (e)	$10.47	0.13	0.83	0.96	(0.15)	(0.15)	(0.30)	$11.13	9.30%	$88,286,612	0.86%	1.25%	0.86%	36.85%
Year Ended October 31, 2012 (e)	$10.09	0.15	0.48	0.63	(0.15)	(0.10)	(0.25)	$10.47	6.43%	$85,855,793	0.86%	1.45%	0.86%	20.61%
Year Ended October 31, 2011 (e)	$9.87	0.16	0.23	0.39	(0.17)	–	(0.17)	$10.09	3.92%	$80,556,773	0.87%	1.61%	0.87%	17.89%
Year Ended October 31, 2010 (e)	$9.22	0.17	0.65	0.82	(0.17)	–	(0.17)	$9.87	9.00%	$72,987,185	0.85%	1.78%	0.85%	12.60%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.75	0.11	0.15	0.26	(0.14)	(0.23)	(0.37)	$10.64	2.48%	$2,846,024	0.29%	2.08%	0.29%	10.65%
Period Ended October 31, 2014 (e)(g)	$10.53	0.10	0.22	0.32	(0.10)	–	(0.10)	$10.75	3.06%	$2,070,270	0.24%	1.37%	0.24%	18.14%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.79	0.12	0.14	0.26	(0.14)	(0.23)	(0.37)	$10.68	2.50%	$122,147,563	0.20%	2.26%	0.20%	10.65%
Year Ended October 31, 2014 (e)	$11.21	0.20	0.36	0.56	(0.22)	(0.76)	(0.98)	$10.79	5.38%	$111,372,125	0.21%	1.89%	0.21%	18.14%
Year Ended October 31, 2013 (e)	$10.55	0.20	0.82	1.02	(0.21)	(0.15)	(0.36)	$11.21	9.93%	$93,302,759	0.21%	1.88%	0.21%	36.85%
Year Ended October 31, 2012 (e)	$10.16	0.22	0.49	0.71	(0.22)	(0.10)	(0.32)	$10.55	7.17%	$70,457,429	0.22%	2.09%	0.22%	20.61%
Year Ended October 31, 2011 (e)	$9.94	0.23	0.22	0.45	(0.23)	–	(0.23)	$10.16	4.55%	$54,326,098	0.22%	2.21%	0.22%	17.89%
Year Ended October 31, 2010 (e)	$9.28	0.23	0.66	0.89	(0.23)	–	(0.23)	$9.94	9.74%	$38,719,904	0.21%	2.39%	0.21%	12.60%

Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.74	0.10	0.14	0.24	(0.12)	(0.23)	(0.35)	$10.63	2.30%	$269,515,074	0.60%	1.89%	0.60%	10.65%
Year Ended October 31, 2014 (e)	$11.17	0.16	0.34	0.50	(0.17)	(0.76)	(0.93)	$10.74	4.88%	$284,346,558	0.61%	1.52%	0.61%	18.14%
Year Ended October 31, 2013 (e)	$10.51	0.16	0.82	0.98	(0.17)	(0.15)	(0.32)	$11.17	9.53%	$301,635,705	0.61%	1.50%	0.61%	36.85%
Year Ended October 31, 2012 (e)	$10.12	0.17	0.50	0.67	(0.18)	(0.10)	(0.28)	$10.51	6.77%	$303,997,111	0.62%	1.70%	0.62%	20.61%
Year Ended October 31, 2011 (e)	$9.90	0.19	0.22	0.41	(0.19)	–	(0.19)	$10.12	4.15%	$290,405,875	0.62%	1.86%	0.62%	17.89%
Year Ended October 31, 2010 (e)	$9.25	0.20	0.64	0.84	(0.19)	–	(0.19)	$9.90	9.22%	$283,720,301	0.60%	2.05%	0.60%	12.60%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

43

Fund Overview	Nationwide Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	51.1%
Fixed Contract	24.0%
Equity Funds	16.9%
Alternative Assets	8.0%
Other assets in excess of liabilities††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	28.0%
Nationwide Fixed Contract	24.1%
Nationwide HighMark Short Term Bond Fund, Institutional Class	12.0%
Nationwide Portfolio Completion Fund, Institutional Class	8.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	6.0%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
Nationwide S&P 500 Index Fund, Institutional Class	5.0%
Nationwide International Index Fund, Institutional Class	4.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	2.9%
Nationwide Small Cap Index Fund, Institutional Class	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

44

Shareholder Expense Example	Nationwide Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Conservative Fund April 30, 2015			Beginning Account Value($) 11/01/14	Ending Account Value($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,016.10	2.75	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.07	2.76	0.55
Class C Shares	Actual	(b)	1,000.00	1,012.90	6.44	1.29
	Hypothetical	(b)(c)	1,000.00	1,018.40	6.46	1.29
Class R Shares	Actual	(b)	1,000.00	1,014.60	4.30	0.86
	Hypothetical	(b)(c)	1,000.00	1,020.53	4.31	0.86
Institutional Service Class Shares	Actual	(b)	1,000.00	1,017.60	1.45	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29
Institutional Class Shares	Actual	(b)	1,000.00	1,017.80	1.05	0.21
	Hypothetical	(b)(c)	1,000.00	1,023.75	1.05	0.21
Service Class Shares	Actual	(b)	1,000.00	1,016.80	3.05	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

45

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 76.0%

	Shares	Market Value

Alternative Assets 8.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,229,819	$40,733,152

Total Alternative Assets (cost $40,939,782)		40,733,152

Equity Funds 16.9%
Nationwide International Index Fund, Institutional Class (a)	2,395,353	20,312,594
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	768,821	14,999,706
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,645,067	25,334,038
Nationwide Small Cap Index Fund, Institutional Class (a)	321,262	4,921,729
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,458,541	20,171,628

Total Equity Funds (cost $73,373,421)		85,739,695

Fixed Income Funds 51.1%
Nationwide Bond Index Fund, Institutional Class (a)	12,678,552	142,760,501
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,463,983	25,452,939
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	6,118,660	61,308,978
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,161,625	30,541,300

Total Fixed Income Funds (cost $263,499,586)		260,063,718

Total Mutual Funds (cost $377,812,789)		386,536,565

Fixed Contract 24.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$122,442,757	122,442,757

Total Fixed Contract (cost $122,442,757)		122,442,757

Total Investments (cost $500,255,546) (d) — 100.0%		508,979,322

Other assets in excess of liabilities — 0.0%†		163,953

NET ASSETS — 100.0%		$509,143,275

(a)	Investment in affiliate.
(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

46

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $500,255,546)	$508,979,322
Receivable for investments sold	247,572
Receivable for capital shares issued	945,265
Prepaid expenses	55,411

Total Assets	510,227,570

Liabilities:
Payable for capital shares redeemed	776,878
Accrued expenses and other payables:
Investment advisory fees	54,353
Fund administration fees	13,332
Distribution fees	152,307
Administrative servicing fees	60,411
Accounting and transfer agent fees	4,379
Trustee fees	829
Custodian fees	2,875
Compliance program costs (Note 3)	114
Professional fees	10,420
Printing fees	8,343
Other	54

Total Liabilities	1,084,295

Net Assets	$509,143,275

Represented by:
Capital	$495,768,664
Accumulated distributions in excess of net investment income	(148,631)
Accumulated net realized gains from affiliated investments	4,799,466
Net unrealized appreciation/(depreciation) from investments in affiliates	8,723,776

Net Assets	$509,143,275

47

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Net Assets:
Class A Shares	$78,231,824
Class C Shares	94,291,199
Class R Shares	50,751,810
Institutional Service Class Shares	21,052,283
Institutional Class Shares	77,828,176
Service Class Shares	186,987,983

Total	$509,143,275

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,602,222
Class C Shares	9,206,264
Class R Shares	4,944,915
Institutional Service Class Shares	2,040,298
Institutional Class Shares	7,526,963
Service Class Shares	18,123,501

Total	49,444,163

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.29
Class C Shares (b)	$10.24
Class R Shares	$10.26
Institutional Service Class Shares	$10.32
Institutional Class Shares	$10.34
Service Class Shares	$10.32
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10 .92

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

48

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,884,659
Interest income from affiliates	1,898,102

Total Income	5,782,761

EXPENSES:
Investment advisory fees	318,108
Fund administration fees	76,349
Distribution fees Class A	98,920
Distribution fees Class C	416,370
Distribution fees Class R	126,547
Distribution fees Service Class	232,983
Administrative servicing fees Class A	36,839
Administrative servicing fees Class C	34,906
Administrative servicing fees Class R	37,964
Administrative servicing fees Institutional Service Class	7,238
Administrative servicing fees Service Class	139,790
Registration and filing fees	44,834
Professional fees	14,048
Printing fees	12,980
Trustee fees	6,650
Custodian fees	8,915
Accounting and transfer agent fees	15,996
Compliance program costs (Note 3)	909
Other	7,473

Total Expenses	1,637,819

NET INVESTMENT INCOME	4,144,942

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	4,048,666
Net realized gains from investment transactions with affiliates	2,228,293

Net realized gains from affiliated investments	6,276,959

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,628,272)

Net realized/unrealized gains from affiliated investments	3,648,687

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,793,629

The accompanying notes are an integral part of these financial statements.

49

Statements of Changes in Net Assets

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$4,144,942	$6,327,548
Net realized gains from affiliated investments	6,276,959	4,022,849
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,628,272)	4,923,880

Change in net assets resulting from operations	7,793,629	15,274,277

Distributions to Shareholders From:
Net investment income:
Class A	(827,870)	(1,125,442)
Class B (a)	–	(1,735)
Class C	(579,525)	(504,991)
Class R (b)	(446,679)	(711,860)
Institutional Service Class	(203,705)	(18,248	)(c)
Institutional Class	(870,502)	(1,319,073)
Service Class	(1,930,680)	(2,847,468)
Net realized gains:
Class A	(523,127)	(3,043,206)
Class B (a)	–	(18,499)
Class C	(521,314)	(2,475,725)
Class R (b)	(330,763)	(2,830,129)
Institutional Service Class	(108,727)	–	(c)
Institutional Class	(462,873)	(3,270,104)
Service Class	(1,254,724)	(9,367,981)

Change in net assets from shareholder distributions	(8,060,489)	(27,534,461)

Change in net assets from capital transactions	37,009,070	55,988,226

Change in net assets	36,742,210	43,728,042

Net Assets:
Beginning of period	472,401,065	428,673,023

End of period	$509,143,275	$472,401,065

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(148,631)	$565,388

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$18,110,526	$60,098,017
Proceeds from shares issued from class conversion	–	253,391

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

50

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Dividends reinvested	$1,171,522	$2,961,550
Cost of shares redeemed	(22,265,261)	(41,736,036)

Total Class A Shares	(2,983,213)	21,576,922

Class B Shares (a)
Proceeds from shares issued	–	575
Dividends reinvested	–	18,324
Cost of shares redeemed in class conversion	–	(253,391)
Cost of shares redeemed	–	(147,348)

Total Class B Shares	–	(381,840)

Class C Shares
Proceeds from shares issued	28,568,152	37,388,479
Dividends reinvested	787,659	1,804,373
Cost of shares redeemed	(7,323,192)	(15,639,872)

Total Class C Shares	22,032,619	23,552,980

Class R Shares (b)
Proceeds from shares issued	3,788,020	6,253,476
Dividends reinvested	765,931	3,462,123
Cost of shares redeemed	(5,720,772)	(14,803,137)

Total Class R Shares	(1,166,821)	(5,087,538)

Institutional Service Class Shares
Proceeds from shares issued	12,530,834	13,777,518	(c)
Dividends reinvested	157,756	18,248	(c)
Cost of shares redeemed	(5,093,910)	(412,793	)(c)

Total Institutional Service Class Shares	7,594,680	13,382,973	(c)

Institutional Class Shares
Proceeds from shares issued	21,045,143	34,078,911
Dividends reinvested	1,331,329	4,588,443
Cost of shares redeemed	(13,785,148)	(31,475,093)

Total Institutional Class Shares	8,591,324	7,192,261

Service Class Shares
Proceeds from shares issued	26,981,061	38,286,740
Dividends reinvested	3,184,909	12,214,017
Cost of shares redeemed	(27,225,489)	(54,748,289)

Total Service Class Shares	2,940,481	(4,247,532)

Change in net assets from capital transactions	$37,009,070	$55,988,226

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

51

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	1,762,986	5,863,781
Issued in class conversion	–	25,055
Reinvested	115,030	294,189
Redeemed	(2,169,755)	(4,066,911)

Total Class A Shares	(291,739)	2,116,114

Class B Shares(a)
Issued	–	57
Reinvested	–	1,812
Redeemed in class conversion	–	(24,865)
Redeemed	–	(14,428)

Total Class B Shares	–	(37,424)

Class C Shares
Issued	2,793,587	3,664,978
Reinvested	77,656	180,084
Redeemed	(715,852)	(1,531,556)

Total Class C Shares	2,155,391	2,313,506

Class R Shares(b)
Issued	369,945	614,406
Reinvested	75,357	345,144
Redeemed	(558,309)	(1,449,208)

Total Class R Shares	(113,007)	(489,658)

Institutional Service Class Shares
Issued	1,215,266	1,342,318	(c)
Reinvested	15,452	1,777	(c)
Redeemed	(494,384)	(40,131	)(c)

Total Institutional Service Class Shares	736,334	1,303,964	(c)

Institutional Class Shares
Issued	2,040,445	3,314,086
Reinvested	130,163	454,057
Redeemed	(1,336,399)	(3,067,413)

Total Institutional Class Shares	834,209	700,730

Service Class Shares
Issued	2,621,974	3,720,256
Reinvested	311,798	1,211,040
Redeemed	(2,645,765)	(5,317,159)

Total Service Class Shares	288,007	(385,863)

Total change in shares	3,609,195	5,521,369

Amounts	designated as “-” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(c)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

52

Statement of Cash Flows

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$7,793,629
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(87,704,119)
Proceeds from disposition of affiliated investments	60,313,732
Reinvestment of dividend income from affiliates	(3,884,659)
Reinvestment of interest income from affiliates	(1,898,102)
Change in unrealized (appreciation)/depreciation from investments in affiliates	2,628,272
Reinviestment of net realized gain distributions from underlying affiliated funds	(4,048,666)
Net realized gain from investment transactions with affiliates	(2,228,293)
Decrease in receivable for investments sold	139,636
Increase in prepaid expenses	(14,935)
Increase in investment advisory fees	2,927
Decrease in fund administration fees	(1,468)
Increase in distribution fees	16,335
Increase in administrative servicing fees	149
Decrease in accounting and transfer agent fees	(1,719)
Decrease in trustee fees	(558)
Increase in custodian fees	1,597
Decrease in compliance program costs	(8)
Decrease in professional fees	(1,474)
Increase in printing fees	2,557
Decrease in other payables	(2,553)

Net cash used in operating activities	(28,887,720)

Cash flows provided by financing activities:
Proceeds from shares issued	111,132,596
Payable for capital shares redeemed	(81,583,539)
Cash distributions paid to shareholders	(661,383)

Net cash provided by financing activities	28,887,674

Net decrease in cash	(46)

Cash:
Beginning of period	46

End of period	$–

Amount designated as “-” is zero or has been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment dividends and distributions of $7,399,106.

The accompanying notes are an integral part of these financial statements.

53

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)	Portfolio Turnover(d)
Class A Shares
Six Months Ended April 30, 2015(e) (Unaudited)	$10.30	0.09	0.08	0.17	(0.11)	(0.07)	(0.18)	$10.29	1.61%	$78,231,824	0.55%	1.83%	0.55%	12.23%
Year Ended October 31, 2014(e)	$10.62	0.15	0.22	0.37	(0.17)	(0.52)	(0.69)	$10.30	3.70%	$81,289,282	0.57%	1.51%	0.57%	25.03%
Year Ended October 31, 2013(e)	$10.55	0.16	0.27	0.43	(0.18)	(0.18)	(0.36)	$10.62	4.17%	$61,383,390	0.55%	1.57%	0.55%	39.16%
Year Ended October 31, 2012(e)	$10.32	0.19	0.31	0.50	(0.20)	(0.07)	(0.27)	$10.55	4.89%	$51,231,565	0.52%	1.87%	0.52%	15.75%
Year Ended October 31, 2011(e)	$10.18	0.21	0.14	0.35	(0.21)	–	(0.21)	$10.32	3.51%	$34,889,691	0.50%	2.04%	0.50%	17.28%
Year Ended October 31, 2010(e)	$9.77	0.23	0.41	0.64	(0.23)	–	(0.23)	$10.18	6.66%	$22,095,197	0.51%	2.33%	0.51%	15.48%

Class C Shares
Six Months Ended April 30, 2015(e) (Unaudited)	$10.25	0.05	0.08	0.13	(0.07)	(0.07)	(0.14)	$10.24	1.29%	$94,291,199	1.29%	1.06%	1.29%	12.23%
Year Ended October 31, 2014(e)	$10.58	0.08	0.21	0.29	(0.10)	(0.52)	(0.62)	$10.25	2.91%	$72,301,458	1.27%	0.81%	1.27%	25.03%
Year Ended October 31, 2013(e)	$10.51	0.09	0.27	0.36	(0.11)	(0.18)	(0.29)	$10.58	3.49%	$50,139,130	1.23%	0.87%	1.23%	39.16%
Year Ended October 31, 2012(e)	$10.28	0.12	0.30	0.42	(0.12)	(0.07)	(0.19)	$10.51	4.17%	$43,051,481	1.23%	1.17%	1.23%	15.75%
Year Ended October 31, 2011(e)	$10.15	0.14	0.13	0.27	(0.14)	–	(0.14)	$10.28	2.63%	$33,770,729	1.24%	1.33%	1.24%	17.28%
Year Ended October 31, 2010(e)	$9.74	0.16	0.41	0.57	(0.16)	–	(0.16)	$10.15	5.92%	$33,490,120	1.23%	1.64%	1.23%	15.48%

Class R Shares(f)
Six Months Ended April 30, 2015(e) (Unaudited)	$10.27	0.08	0.07	0.15	(0.09)	(0.07)	(0.16)	$10.26	1.46%	$50,751,810	0.86%	1.52%	0.86%	12.23%
Year Ended October 31, 2014(e)	$10.60	0.13	0.19	0.32	(0.13)	(0.52)	(0.65)	$10.27	3.28%	$51,948,486	0.87%	1.23%	0.87%	25.03%
Year Ended October 31, 2013(e)	$10.52	0.13	0.27	0.40	(0.14)	(0.18)	(0.32)	$10.60	3.92%	$58,782,811	0.88%	1.24%	0.88%	39.16%
Year Ended October 31, 2012(e)	$10.29	0.16	0.30	0.46	(0.16)	(0.07)	(0.23)	$10.52	4.52%	$64,893,180	0.88%	1.52%	0.88%	15.75%
Year Ended October 31, 2011(e)	$10.15	0.17	0.14	0.31	(0.17)	–	(0.17)	$10.29	3.10%	$60,593,403	0.88%	1.67%	0.88%	17.28%
Year Ended October 31, 2010(e)	$9.75	0.19	0.41	0.60	(0.20)	–	(0.20)	$10.15	6.31%	$53,173,161	0.87%	1.96%	0.87%	15.48%

Institutional Service Class Shares
Six Months Ended April 30, 2015(e) (Unaudited)	$10.33	0.11	0.07	0.18	(0.12)	(0.07)	(0.19)	$10.32	1.76%	$21,052,283	0.29%	2.06%	0.29%	12.23%
Period Ended October 31, 2014(e)(g)	$10.18	0.11	0.14	0.25	(0.10)	–	(0.10)	$10.33	2.51%	$13,465,257	0.25%	1.64%	0.25%	25.03%

Institutional Class Shares
Six Months Ended April 30, 2015(e) (Unaudited)	$10.35	0.11	0.07	0.18	(0.12)	(0.07)	(0.19)	$10.34	1.78%	$77,828,176	0.21%	2.15%	0.21%	12.23%
Year Ended October 31, 2014(e)	$10.67	0.19	0.21	0.40	(0.20)	(0.52)	(0.72)	$10.35	4.04%	$69,248,334	0.22%	1.87%	0.22%	25.03%
Year Ended October 31, 2013(e)	$10.59	0.20	0.27	0.47	(0.21)	(0.18)	(0.39)	$10.67	4.58%	$63,938,645	0.23%	1.86%	0.23%	39.16%
Year Ended October 31, 2012(e)	$10.36	0.23	0.30	0.53	(0.23)	(0.07)	(0.30)	$10.59	5.16%	$47,775,938	0.23%	2.16%	0.23%	15.75%
Year Ended October 31, 2011(e)	$10.22	0.24	0.14	0.38	(0.24)	–	(0.24)	$10.36	3.75%	$36,683,488	0.24%	2.31%	0.24%	17.28%
Year Ended October 31, 2010(e)	$9.81	0.25	0.42	0.67	(0.26)	–	(0.26)	$10.22	6.94%	$26,174,857	0.23%	2.54%	0.23%	15.48%

Service Class Shares
Six Months Ended April 30, 2015(e) (Unaudited)	$10.32	0.09	0.08	0.17	(0.10)	(0.07)	(0.17)	$10.32	1.68%	$186,987,983	0.61%	1.75%	0.61%	12.23%
Year Ended October 31, 2014(e)	$10.65	0.15	0.20	0.35	(0.16)	(0.52)	(0.68)	$10.32	3.52%	$184,148,248	0.63%	1.48%	0.63%	25.03%
Year Ended October 31, 2013(e)	$10.57	0.16	0.27	0.43	(0.17)	(0.18)	(0.35)	$10.65	4.16%	$194,028,941	0.63%	1.49%	0.63%	39.16%
Year Ended October 31, 2012(e)	$10.34	0.18	0.30	0.48	(0.18)	(0.07)	(0.25)	$10.57	4.75%	$221,292,727	0.63%	1.77%	0.63%	15.75%
Year Ended October 31, 2011(e)	$10.20	0.20	0.14	0.34	(0.20)	–	(0.20)	$10.34	3.35%	$218,800,000	0.64%	1.93%	0.64%	17.28%
Year Ended October 31, 2010(e)	$9.79	0.22	0.41	0.63	(0.22)	–	(0.22)	$10.20	6.52%	$208,433,654	0.62%	2.25%	0.62%	15.48%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

54

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).

-	Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
-	Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
-	Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
-	Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
-	Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)

Each of the Funds operates as a “fund of funds,” which means that each of the Funds pursues its objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Funds currently offer Class A, Class C, Class R, Service Class, Institutional Service Class and Institutional Class shares. Each class of shares of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Funds, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

55

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Each of the Funds (except Investor Destinations Aggressive) may invest in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays a Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from November 1, 2014 through March 31, 2015, the rate was 3.50%. For the period from April 1, 2015 through April 30, 2015, the rate was 3.40%. Nationwide Life may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by Nationwide Life, assuming no default, a Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption. As of April 30, 2015, Investor Destinations Moderately Aggressive did not have an investment in the Nationwide Fixed Contract.

At April 30, 2015, 100% of the market value of Investor Destinations Aggressive and Investor Destination Moderately Aggressive was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2015. Please refer to the Statements of Investments for additional information on portfolio holdings.

Investor Destinations Moderate

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$143,554,945	$143,554,945
Mutual Funds	1,647,248,687	—	—	1,647,248,687
Total	$1,647,248,687	$—	$143,554,945	$1,790,803,632

Investor Destinations Moderately Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$94,438,867	$94,438,867
Mutual Funds	492,228,581	—	—	492,228,581
Total	$492,228,581	$—	$94,438,867	$586,667,448

56

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Investor Destinations Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$122,442,757	$122,442,757
Mutual Funds	386,536,565	—	—	386,536,565
Total	$386,536,565	$—	$122,442,757	$508,979,322

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended April 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Investor Destinations Moderately Aggressive

	Fixed Contract	Total
Balance as of 10/31/14	$42,824,351	$42,824,351
Interest Income from Affiliates	480,910	480,910
Purchases	—	—
Sales	(43,305,261)	(43,305,261)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/15	$—	$—

The following table represents Investor Destinations Moderately Aggressive Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 4/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$—	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

Investor Destinations Moderate

	Fixed Contract	Total
Balance as of 10/31/14	$143,734,124	$143,734,124
Interest Income from Affiliates	2,425,292	2,425,292
Purchases	5,197,720	5,197,720
Sales	(7,802,191)	(7,802,191)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/15	$143,554,945	$143,554,945

57

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following table represents Investor Destinations Moderate Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 4/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$143,554,945	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

Investor Destinations Moderately Conservative

	Fixed Contract	Total
Balance as of 10/31/14	$89,187,160	$89,187,160
Interest Income from Affiliates	1,537,053	1,537,053
Purchases	8,534,267	8,534,267
Sales	(4,819,613)	(4,819,613)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/15	$94,438,867	$94,438,867

The following table represents Investor Destinations Moderately Conservative Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 4/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$94,438,867	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

Investor Destinations Conservative

	Fixed Contract	Total
Balance as of 10/31/14	$103,605,467	$103,605,467
Interest Income from Affiliates	1,898,102	1,898,102
Purchases	22,123,468	22,123,468
Sales	(5,184,280)	(5,184,280)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 4/30/15	$122,442,757	$122,442,757

58

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following table represents Investor Destinations Conservative Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 4/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$122,442,757	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40 - 3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

Amounts designated as “—” are zero or have been rounded to zero.

*	NFA can increase or redeem all or a portion of each Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Funds cannot assign or transfer their interest in the Nationwide Fixed Contract to any party. If a Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or Nationwide Life have the ability to terminate their investments in the Nationwide Fixed Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

59

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, Level 3 investments within the hierarchy.

Securities held by the Nationwide Money Market Fund (“Money Market”) are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions

60

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2015, the Funds effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 29, 2016.

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2015, the Funds had no cumulative potential reimbursements, and no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement during the six months ended April 30, 2015.

61

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT Trust”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended April 30, 2015, NFM received $776,222 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2015, the Funds’ aggregate portion of such costs amounted to $11,321.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class C shares, and 0.50% of Class R shares, and 0.25% of Service Class shares of each Fund. Institutional Class and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2015, the Funds imposed front-end sales charges of $759,668.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2015, the Funds imposed CDSCs of $4,351.

62

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Institutional Service Class, and Service Class shares of each Fund.

For the six months ended April 30, 2015, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class	Service Class
Investor Destinations Aggressive	0.11%	0.10%	0.15%	0.10%	0.15%
Investor Destinations Moderately Aggressive	0.14%	0.10%	0.15%	0.10%	0.15%
Investor Destinations Moderate	0.13%	0.10%	0.14%	0.13%	0.15%
Investor Destinations Moderately Conservative	0.12%	0.08%	0.13%	0.09%	0.15%
Investor Destinations Conservative	0.09%	0.08%	0.15%	0.08%	0.15%

For the six months ended April 30, 2015, each Fund’s total administrative services fees were as follows:

Fund	Amount
Investor Destinations Aggressive	$755,309
Investor Destinations Moderately Aggressive	1,229,931
Investor Destinations Moderate	1,005,933
Investor Destinations Moderately Conservative	316,334
Investor Destinations Conservative	256,737

As of April 30, 2015, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Investor Destinations Aggressive	39.58%
Investor Destinations Moderately Aggressive	32.29
Investor Destinations Moderate	26.85
Investor Destinations Moderately Conservative	21.47
Investor Destinations Conservative	13.66

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

63

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

4.  Investments in Affiliated Issuers

Each of the Funds invests in Institutional Class shares of the affiliated Underlying Funds, and each of the Funds (except Investor Destinations Aggressive) can invest in the Nationwide Fixed Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Fixed Contract during the six months ended April 30, 2015 were as follows:

Investor Destinations Aggressive

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$121,131,334	$12,608,454	$3,518,982	$1,863,475	$(96,132)	$1,079,712	$126,438,863
Nationwide Bailard Emerging Markets Equity Fund	—	37,886,188	—	—	—	—	37,315,935
Nationwide International Index Fund	329,146,996	32,907,451	20,514,195	5,088,304	(3,109,151)	1,059,697	354,829,599
Nationwide Mid Cap Market Index Fund	177,828,083	13,154,474	16,028,516	1,511,947	2,953,871	11,522,932	172,921,385
Nationwide S&P 500 Index Fund	402,830,465	22,872,812	59,848,612	5,008,251	11,788,439	14,765,085	363,812,796
Nationwide Small Cap Index Fund	165,930,765	12,620,703	27,583,598	1,367,753	7,615,861	11,020,406	146,205,381
Nationwide Bond Index Fund	25,100,478	2,563,079	2,395,933	270,929	(94,341)	276,467	25,203,341
Nationwide Core Plus Bond Fund	25,214,901	2,474,438	2,548,611	370,803	29,795	26,823	25,233,472

64

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Investor Destinations Moderately Aggressive

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$244,444,800	$21,859,953	$9,580,940	$3,760,519	$(210,694)	$2,178,876	$249,054,451
Nationwide Bailard Emerging Markets Equity Fund	—	41,527,487	—	—	—	—	40,902,426
Nationwide International Index Fund	486,657,289	48,510,569	34,914,581	7,529,078	(3,498,048)	1,566,536	519,897,666
Nationwide Mid Cap Market Index Fund	255,141,922	19,818,139	27,970,822	2,158,155	9,167,178	16,419,918	244,165,321
Nationwide S&P 500 Index Fund	589,201,202	29,593,640	101,108,056	7,233,707	25,796,541	21,539,968	514,765,023
Nationwide Small Cap Index Fund	214,525,486	16,390,068	44,914,127	1,745,689	18,393,103	14,119,818	180,038,399
Nationwide Ziegler Equity Income Fund	22,812,462	21,906,557	3,191,542	526,882	481,211	201,837	41,007,475
Nationwide Bond Index Fund	101,728,389	71,004,479	7,839,108	1,329,950	(336,769)	1,120,477	164,412,277
Nationwide Core Plus Bond Fund	82,565,094	25,633,614	5,275,370	1,336,799	75,117	87,829	103,160,712
Nationwide HighMark Short Term Bond Fund	42,082,458	171,847	42,210,972	171,846	(49,208)	—	48
Nationwide Fixed Contract	42,824,351	—	43,305,261	480,910	—	—	—

65

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Investor Destinations Moderate

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$251,774,619	$15,475,123	$6,771,387	$3,873,280	$(140,957)	$2,244,210	$252,557,291
Nationwide Bailard Emerging Markets Equity Fund	—	18,008,306	—	—	—	—	17,737,250
Nationwide International Index Fund	298,898,216	34,349,645	20,611,862	4,635,697	6,768,798	964,178	324,840,118
Nationwide Mid Cap Market Index Fund	183,062,237	13,875,402	36,123,050	1,519,395	20,333,337	11,830,105	158,888,990
Nationwide S&P 500 Index Fund	365,882,282	23,093,432	47,414,792	4,490,880	25,923,884	13,268,106	339,751,294
Nationwide Small Cap Index Fund	108,205,638	8,111,307	26,171,677	880,143	14,460,014	7,231,164	87,165,635
Nationwide Ziegler Equity Income Fund	38,876,540	18,972,915	4,239,296	785,631	649,736	336,627	53,093,638
Nationwide Bond Index Fund	177,437,996	51,162,734	12,445,589	2,053,307	(103,685)	1,949,934	215,574,087
Nationwide Core Plus Bond Fund	90,628,847	3,077,268	4,270,854	1,332,123	67,679	96,376	89,776,896
Nationwide Highmark Short Term Bond Fund	87,643,680	2,830,735	18,681,289	521,352	(74,520)	—	71,782,320
Nationwide Inflation-Protected Securities Fund	55,031,633	224,650	19,662,692	67,165	(1,012,890)	—	36,081,168
Nationwide Fixed Contract	143,734,124	5,197,720	7,802,191	2,425,292	—	—	143,554,945

66

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Investor Destinations Moderately Conservative

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$59,573,052	$3,203,129	$1,906,264	$925,565	$(30,479)	$536,280	$58,986,730
Nationwide International Index Fund	59,332,974	5,019,403	8,047,948	913,704	2,954,760	191,935	58,625,301
Nationwide Mid Cap Market Index Fund	42,279,411	3,712,859	10,838,799	345,639	3,754,463	2,711,609	34,761,253
Nationwide S&P 500 Index Fund	78,003,054	6,648,108	8,191,281	966,260	3,183,164	2,857,664	76,029,182
Nationwide Small Cap Index Fund	17,886,298	1,788,697	2,005,056	151,437	683,784	1,196,488	17,171,195
Nationwide Ziegler Equity Income Fund	18,463,648	6,315,349	1,293,901	358,079	198,892	156,901	23,288,451
Nationwide Bond Index Fund	117,880,392	20,157,035	8,426,957	1,323,614	58,459	1,291,781	129,269,975
Nationwide Core Plus Bond Fund	23,825,280	6,601,036	1,134,979	381,273	19,919	25,344	29,360,713
Nationwide HighMark Short Term Bond Fund	59,638,836	670,618	13,132,381	347,217	(53,600)	—	47,163,157
Nationwide Inflation-Protected Securities Fund	29,672,403	334,587	12,699,653	36,352	(651,645)	—	17,572,624
Nationwide Fixed Contract	89,187,160	8,534,267	4,819,613	1,537,053	—	—	94,438,867

67

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Investor Destinations Conservative

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Porfolio Completion Fund	$37,886,479	$5,494,948	$1,499,181	$598,123	$(29,047)	$346,557	$40,733,152
Nationwide International Index Fund	19,080,955	3,325,542	2,968,358	294,741	635,194	61,447	20,312,594
Nationwide Mid Cap Market Index Fund	14,362,749	3,441,933	2,741,072	124,547	600,717	938,767	14,999,706
Nationwide S&P 500 Index Fund	23,799,160	5,741,298	4,208,521	303,545	1,256,419	881,947	25,334,038
Nationwide Small Cap Index Fund	4,736,347	1,097,048	798,877	41,598	(7,553)	325,986	4,921,729
Nationwide Ziegler Equity Income Fund	19,080,955	3,221,392	2,096,893	352,299	316,610	166,865	20,171,628
Nationwide Bond Index Fund	117,871,360	32,445,716	7,200,112	1,390,445	96,395	1,306,656	142,760,501
Nationwide Core Plus Bond Fund	18,822,644	7,010,302	435,752	318,394	6,788	20,441	25,452,939
Nationwide Highmark Short Term Bond Fund	65,968,529	6,836,356	11,493,225	413,821	(40,250)	—	61,308,978
Nationwide Inflation-Protected Securities Fund	37,587,896	4,361,547	11,794,621	47,146	(606,980)	—	30,541,300
Nationwide Money Market Fund	9,354,946	537,894	9,892,840	—	—	—	—
Nationwide Fixed Contract	103,605,467	22,123,468	5,184,280	1,898,102	—	—	122,442,757

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Line of Credit and Earnings Credit

The Trust and NVIT Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 16, 2015. There were no borrowings under the line of credit during the six months ended April 30, 2015.

JPMorgan provides earnings credits for cash balances maintained in a Fund’s custody accounts, which are used to offset custody fees of a Fund.

68

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

6.  Investment Transactions

For the six months ended April 30, 2015, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Investor Destinations Aggressive	$137,087,599	$132,438,447
Investor Destinations Moderately Aggressive	296,416,353	320,310,779
Investor Destinations Moderate	194,379,237	204,194,679
Investor Destinations Moderately Conservative	62,985,088	72,496,832
Investor Destinations Conservative	95,637,444	60,313,732

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Additional information about derivatives-related risks, if applicable to the affiliated Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

As of April 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Investor Destinations Aggressive	45.17%	3	(a)
Investor Destinations Moderately Aggressive	64.94	5	(a)
Investor Destinations Moderate	50.62	4	(a)
Investor Destinations Moderately Conservative	43.75	3
Investor Destinations Conservative	26.20	2	(a)

(a)	Each such account is the account of an affiliated fund, except for Investor Destinations Moderate where 2 of the 4 accounts are affiliated funds.

69

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

10.  Federal Tax Information

As of April 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investor Destinations Aggressive Fund	$1,031,567,552	$222,646,436	$(2,253,216)	$220,393,220
Investor Destinations Moderately Aggressive Fund	1,736,517,206	327,052,166	(6,165,574)	320,886,592
Investor Destinations Moderate Fund	1,597,434,248	203,547,868	(10,178,484)	193,369,384
Investor Destinations Moderately Conservative Fund	558,423,205	32,888,725	(4,644,482)	28,244,243
Investor Destinations Conservative Fund	501,726,067	11,473,478	(4,220,223)	7,253,255

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

70

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”);

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or

71

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis and its asset allocation methodology;

—

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Lipper and the Adviser, the Trustees reviewed the total return investment performance of each of the Investor Destinations Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of the Funds, except for Nationwide Moderately Conservative Fund and Nationwide Conservative Fund, ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2014. The Trustees considered that each of the Nationwide Moderately Conservative Fund and Nationwide Conservative Fund, ranked in the 5th quintile of its performance universe for the three-year period ended August 31, 2014. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds. The Trustees considered the Adviser’s statement that the Funds’ underperformance was the result of their relatively conservative asset allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ asset allocations and underlying investments

72

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

have performed as the Adviser anticipated. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s view that the Investor Destinations Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees principally due to the fact that many of the Funds’ peers, which are also funds of funds, do not charge an advisory fee at all. The Trustees noted that all of the Investor Destinations Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were ranked in the first quintile of their expense groups, but that, for all of the Funds except Nationwide Investor Destinations Conservative Fund, which ranked in the 3rd quintile of its expense group in respect of its actual advisory fee, there was an insufficient number of peer funds to provide quintile rankings in respect of the Funds’ actual advisory fees. The Trustees also considered the actual advisory fee rates and total expense ratios (excluding 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

–    –    –

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

73

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

74

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

75

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

76

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

77

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

78

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

79

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

80

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

81

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

82

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

83

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-ID (6/15)

Semiannual Report

April 30, 2015 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Fund

Nationwide Diverse Managers Fund

Nationwide Global Equity Fund

Nationwide Growth Fund

Nationwide Herndon Mid Cap Value Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%; utilities, down 1.1%; and industrials, up 2.05%. Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

2

Fund Overview	Nationwide Fund

Asset Allocation†

Common Stocks	99.3%
Repurchase Agreement	0.7%
Mutual Fund	0.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	6.3%
Banks	6.3%
Technology Hardware, Storage & Peripherals	5.3%
Pharmaceuticals	4.8%
Software	4.5%
Information Technology Services	4.1%
Aerospace & Defense	4.0%
Specialty Retail	3.7%
Real Estate Investment Trusts (REITs)	3.6%
Health Care Providers & Services	3.3%
Other Industries*	54.1%
100.0%

Top Holdings††

Wells Fargo & Co.	4.8%
Apple, Inc.	3.9%
General Dynamics Corp.	3.2%
Abbott Laboratories	2.7%
Chevron Corp.	2.6%
Mondelez International, Inc., Class A	2.5%
Microsoft Corp.	2.5%
Pfizer, Inc.	2.2%
PPG Industries, Inc.	2.1%
General Electric Co.	2.1%
Other Holdings*	71.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

3

Shareholder Expense Example	Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,042.00	4.81	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Class C Shares	Actual	(a)	1,000.00	1,038.60	8.74	1.73
	Hypothetical	(a)(b)	1,000.00	1,016.22	8.65	1.73
Class R Shares	Actual	(a)	1,000.00	1,039.50	7.08	1.40
	Hypothetical	(a)(b)	1,000.00	1,017.85	7.00	1.40
Institutional Service Class Shares	Actual	(a)	1,000.00	1,043.40	3.65	0.72
	Hypothetical	(a)(b)	1,000.00	1,021.22	3.61	0.72

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Fund

Common Stocks 99.3%

	Shares	Market Value

Aerospace & Defense 4.0%
General Dynamics Corp.	209,050	$28,706,746
L-3 Communications Holdings, Inc.	63,500	7,296,785

		36,003,531

Air Freight & Logistics 0.9%
FedEx Corp.	49,050	8,317,409

Airlines 0.4%
American Airlines Group, Inc.	80,800	3,901,428

Auto Components 1.5%
Lear Corp.	123,160	13,674,455

Banks 6.3%
Citigroup, Inc.	49,140	2,620,145
JPMorgan Chase & Co.	166,657	10,542,722
Wells Fargo & Co.	786,440	43,332,844

		56,495,711

Beverages 1.7%
Coca-Cola Co. (The)	270,690	10,979,186
Molson Coors Brewing Co., Class B	63,550	4,671,561

		15,650,747

Biotechnology 2.7%
Biogen, Inc.*	25,170	9,411,818
Celgene Corp.*	37,210	4,020,913
Gilead Sciences, Inc.*	107,300	10,784,723

		24,217,454

Capital Markets 2.3%
Affiliated Managers Group, Inc.*	32,530	7,356,009
Goldman Sachs Group, Inc. (The)	46,300	9,094,246
Lazard Ltd., Class A	85,150	4,515,504

		20,965,759

Chemicals 2.2%
PPG Industries, Inc.	87,552	19,398,021

Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	109,400	4,070,774
Waste Connections, Inc.	48,670	2,307,445

		6,378,219

Communications Equipment 2.4%
Cisco Systems, Inc.	205,080	5,912,456
QUALCOMM, Inc.	228,880	15,563,840

		21,476,296

Consumer Finance 1.2%
Discover Financial Services	182,410	10,574,308

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	30,350	$4,285,723
Voya Financial, Inc.	85,370	3,614,566

		7,900,289

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	139,340	5,010,666
Verizon Communications, Inc.	71,550	3,608,982

		8,619,648

Electric Utilities 0.3%
OGE Energy Corp.	71,980	2,352,306

Energy Equipment & Services 0.8%
Cameron International Corp.*	48,100	2,636,842
Dril-Quip, Inc.*	59,350	4,731,382

		7,368,224

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	20,260	2,898,193
CVS Health Corp.	89,800	8,916,242

		11,814,435

Food Products 3.2%
Keurig Green Mountain, Inc.	19,850	2,309,944
Mondelez International, Inc., Class A	581,300	22,304,481
Pinnacle Foods, Inc.	105,990	4,297,895

		28,912,320

Gas Utilities 0.4%
Questar Corp.	143,690	3,368,094

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	530,810	24,640,200

Health Care Providers & Services 3.3%
Aetna, Inc.	62,050	6,631,283
McKesson Corp.	82,630	18,459,542
Universal Health Services, Inc., Class B	39,900	4,666,305

		29,757,130

Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	256,400	11,273,908
Darden Restaurants, Inc.	73,000	4,655,210
McDonald’s Corp.	80,970	7,817,654
Starwood Hotels & Resorts Worldwide, Inc.	51,860	4,457,367

		28,204,139

Household Durables 1.0%
GoPro, Inc., Class A*	86,700	4,341,936
Newell Rubbermaid, Inc.	130,330	4,969,483

		9,311,419

5

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Products 1.3%
Procter & Gamble Co. (The)	143,710	$11,426,382

Industrial Conglomerates 2.1%
General Electric Co.	712,890	19,305,061

Information Technology Services 4.1%
Amdocs Ltd.	121,390	6,684,947
Broadridge Financial Solutions, Inc.	52,100	2,809,232
Cognizant Technology Solutions Corp., Class A*	103,050	6,032,547
DST Systems, Inc.	55,850	6,427,218
Xerox Corp.	1,284,320	14,769,680

		36,723,624

Insurance 2.0%
Lincoln National Corp.	161,960	9,149,120
PartnerRe Ltd.	32,230	4,125,440
Prudential Financial, Inc.	62,530	5,102,448

		18,377,008

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	10,820	4,563,660
Liberty Interactive Corp.,Series A*	98,140	2,822,506

		7,386,166

Internet Software & Services 2.4%
eBay, Inc.*	114,800	6,688,248
Google, Inc., Class A*	19,450	10,673,576
Google, Inc., Class C*	8,573	4,606,616

		21,968,440

Life Sciences Tools & Services 1.6%
Illumina, Inc.*	35,750	6,586,937
Thermo Fisher Scientific, Inc.	61,160	7,686,589

		14,273,526

Machinery 1.0%
Snap-on, Inc.	61,980	9,269,109

Media 2.4%
DISH Network Corp., Class A*	233,800	15,818,908
Live Nation Entertainment, Inc.*	152,250	3,815,385
Sirius XM Holdings, Inc.*	606,750	2,396,663

		22,030,956

Metals & Mining 0.5%
Alcoa, Inc.	155,200	2,082,784
United States Steel Corp. (a)	109,490	2,629,950

		4,712,734

Multiline Retail 0.4%
J.C. Penney Co., Inc.* (a)	457,320	3,795,756

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 1.3%
CMS Energy Corp.	238,500	$8,092,305
DTE Energy Co.	47,450	3,778,444

		11,870,749

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	57,370	5,398,517
Chevron Corp.	211,620	23,502,517
Marathon Petroleum Corp.	22,600	2,227,682
Occidental Petroleum Corp.	69,670	5,580,567
Targa Resources Corp.	38,890	4,082,284
Valero Energy Corp.	121,390	6,907,091
World Fuel Services Corp.	53,000	2,941,500
WPX Energy, Inc.*	427,800	5,882,250

		56,522,408

Pharmaceuticals 4.8%
Johnson & Johnson	176,160	17,475,072
Merck & Co., Inc.	103,660	6,173,989
Pfizer, Inc.	586,090	19,886,034

		43,535,095

Real Estate Investment Trusts (REITs) 3.6%
American Capital Agency Corp.	376,700	7,773,204
Boston Properties, Inc.	33,240	4,397,984
Equity LifeStyle Properties, Inc.	58,880	3,110,042
Kilroy Realty Corp.	58,400	4,145,816
NorthStar Realty Finance Corp.	225,750	4,235,070
Prologis, Inc.	209,360	8,416,272

		32,078,388

Road & Rail 1.9%
Union Pacific Corp.	160,650	17,065,850

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	137,430	6,075,093
Skyworks Solutions, Inc.	82,470	7,607,858

		13,682,951

Software 4.5%
Adobe Systems, Inc.*	111,460	8,477,647
Electronic Arts, Inc.*	68,270	3,965,804
Microsoft Corp.	456,800	22,218,752
Oracle Corp.	142,630	6,221,521

		40,883,724

Specialty Retail 3.7%
CST Brands, Inc.	53,500	2,231,485
Home Depot, Inc. (The)	148,190	15,853,366
Lowe’s Cos., Inc.	219,130	15,089,292

		33,174,143

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	282,160	35,312,324

6

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals (continued)
EMC Corp.	294,960	$7,937,373
Hewlett-Packard Co.	127,540	4,204,994

		47,454,691

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	112,720	3,503,337
NIKE, Inc., Class B	29,240	2,890,082

		6,393,419

Tobacco 1.7%
Philip Morris International, Inc.	184,350	15,387,695

Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.*	230,840	7,617,720

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	112,990	3,017,963

Total Common Stocks (cost $774,027,498)		897,255,100

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (b)(c)	613,657	613,657

Total Mutual Fund (cost $613,657)		613,657

Repurchase Agreement 0.7%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $5,972,331, collateralized by U.S. Treasury Notes ranging from 0.25%-1.75%, maturing 10/31/15-09/30/19; total market value $6,091,766. (c)(d)	$5,972,319	$5,972,319

Total Repurchase Agreement (cost $5,972,319)		5,972,319

Total Investments (cost $780,613,474) (e) — 100.1%		903,841,076

Liabilities in excess of other assets — (0.1%)		(462,595)

NET ASSETS — 100.0%		$903,378,481

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $6,364,249.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $6,585,976.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

REIT	Real Estate Investment Trust

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
57	E-Mini S&P 500	06/19/15	$5,924,865	$79,561

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Fund
Assets:
Investments, at value* (cost $774,641,155)	$897,868,757
Repurchase agreement, at value (cost $5,972,319)	5,972,319

Total Investments, at value (total cost $780,613,474)	903,841,076

Cash	5,756,107
Dividends receivable	728,095
Security lending income receivable	3,416
Receivable for capital shares issued	129,493
Receivable for variation margin on futures contracts	201,190
Prepaid expenses	57,982

Total Assets	910,717,359

Liabilities:
Payable for capital shares redeemed	168,317
Payable upon return of securities loaned (Note 2)	6,585,976
Accrued expenses and other payables:
Investment advisory fees	401,975
Fund administration fees	25,729
Distribution fees	18,780
Administrative servicing fees	47,880
Accounting and transfer agent fees	48,666
Trustee fees	1,435
Custodian fees	5,527
Compliance program costs (Note 3)	243
Professional fees	17,664
Printing fees	15,931
Other	755

Total Liabilities	7,338,878

Net Assets	$903,378,481

Represented by:
Capital	$779,421,360
Accumulated undistributed net investment income	1,601,554
Accumulated net realized losses from investments and futures transactions	(951,596)
Net unrealized appreciation/(depreciation) from investments	123,227,602
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	79,561

Net Assets	$903,378,481

*	Includes value of securities on loan of $6,364,249 (Note 2).

8

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Fund
Net Assets:
Class A Shares	$81,766,365
Class C Shares	2,139,542
Class R Shares	121,817
Institutional Service Class Shares	819,350,757

Total	$903,378,481

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,632,259
Class C Shares	101,224
Class R Shares	5,521
Institutional Service Class Shares	36,919,326

Total	40,658,330

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$22.51
Class C Shares (b)	$21.14
Class R Shares	$22.06
Institutional Service Class Shares	$22.19
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$23.88

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Fund
INVESTMENT INCOME:
Dividend income	$9,114,397
Income from securities lending (Note 2)	65,563
Interest income	12,101

Total Income	9,192,061

EXPENSES:
Investment advisory fees	2,609,717
Fund administration fees	144,685
Distribution fees Class A	102,044
Distribution fees Class C	10,608
Distribution fees Class R	264
Administrative servicing fees Class A	17,035
Administrative servicing fees Class C	737
Administrative servicing fees Class R	130
Administrative servicing fees Institutional Service Class	250,708
Registration and filing fees	27,632
Professional fees	23,276
Printing fees	42,941
Trustee fees	12,233
Custodian fees	16,381
Accounting and transfer agent fees	271,486
Compliance program costs (Note 3)	1,653
Other	11,853

Total expenses before fees waived	3,543,383

Investment advisory fees waived (Note 3)	(208,152)

Net Expenses	3,335,231

NET INVESTMENT INCOME	5,856,830

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	35,801,891
Net realized gains from futures transactions (Note 2)	1,172,156

Net realized gains from investments and futures transactions	36,974,047

Net change in unrealized appreciation/(depreciation) from investments	(4,490,029)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(287,700)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(4,777,729)

Net realized/unrealized gains from investments and futures transactions	32,196,318

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,053,148

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Nationwide Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$5,856,830	$10,174,786
Net realized gains from investments and futures transactions	36,974,047	59,280,045
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(4,777,729)	55,705,480

Change in net assets resulting from operations	38,053,148	125,160,311

Distributions to Shareholders From:
Net investment income:
Class A	(612,318)	(706,619)
Class B (a)	–	(18,578)
Class C	(9,633)	(8,279)
Class R (b)	(630)	(278)
Institutional Service Class	(7,099,041)	(8,916,546)

Change in net assets from shareholder distributions	(7,721,622)	(9,650,300)

Change in net assets from capital transactions	(22,484,802)	(36,939,212)

Change in net assets	7,846,724	78,570,799

Net Assets:
Beginning of period	895,531,757	816,960,958

End of period	$903,378,481	$895,531,757

Accumulated undistributed net investment income at end of period	$1,601,554	$3,466,346

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,736,445	$4,177,368
Proceeds from shares issued from class conversion	–	3,971,246
Dividends reinvested	597,960	685,704
Cost of shares redeemed	(5,257,873)	(9,895,079)

Total Class A Shares	(2,923,468)	(1,060,761)

Class B Shares (a)
Proceeds from shares issued	–	75,190
Dividends reinvested	–	18,386
Cost of shares redeemed in class conversion	–	(3,971,246)
Cost of shares redeemed	–	(345,412)

Total Class B Shares	–	(4,223,082)

Class C Shares
Proceeds from shares issued	90,685	247,776
Dividends reinvested	6,020	5,680
Cost of shares redeemed	(73,352)	(171,409)

Total Class C Shares	23,353	82,047

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

11

Statements of Changes in Net Assets (continued)

	Nationwide Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (b)
Proceeds from shares issued	$44,657	$61,911
Dividends reinvested	630	278
Cost of shares redeemed	(33,035)	–

Total Class R Shares	12,252	62,189

Institutional Service Class Shares
Proceeds from shares issued	18,282,141	33,584,964
Dividends reinvested	6,783,364	8,489,925
Cost of shares redeemed	(44,662,444)	(73,874,494)

Total Institutional Service Class Shares	(19,596,939)	(31,799,605)

Change in net assets from capital transactions	$(22,484,802)	$(36,939,212)

SHARE TRANSACTIONS:
Class A Shares
Issued	78,075	204,184
Issued in class conversion	–	201,322
Reinvested	28,191	34,235
Redeemed	(236,313)	(480,489)

Total Class A Shares	(130,047)	(40,748)

Class B Shares (a)
Issued	–	4,085
Reinvested	–	1,002
Redeemed in class conversion	–	(213,253)
Redeemed	–	(18,978)

Total Class B Shares	–	(227,144)

Class C Shares
Issued	4,420	12,411
Reinvested	305	310
Redeemed	(3,509)	(8,769)

Total Class C Shares	1,216	3,952

Class R Shares (b)
Issued	2,089	3,052
Reinvested	30	14
Redeemed	(1,520)	–

Total Class R Shares	599	3,066

Institutional Service Class Shares
Issued	834,034	1,639,089
Reinvested	323,691	428,186
Redeemed	(2,050,704)	(3,678,012)

Total Institutional Service Class Shares	(892,979)	(1,610,737)

Total change in shares	(1,021,211)	(1,871,611)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$21.77	0.12	0.79	0.91	(0.17)	(0.17)	–	$22.51	4.20%	$81,766,365	0.95%	1.10%		1.00%	31.02%
Year Ended October 31, 2014 (f)	$19.00	0.20	2.76	2.96	(0.19)	(0.19)	–	$21.77	15.64%	$81,892,569	0.94%	0.99%		0.99%	48.08%
Year Ended October 31, 2013 (f)	$15.13	0.19	3.87	4.06	(0.19)	(0.19)	–	$19.00	27.09%	$72,276,586	1.01%	1.08%		1.04%	113.60%
Year Ended October 31, 2012 (f)	$13.70	0.16	1.41	1.57	(0.14)	(0.14)	–	$15.13	11.56%	$62,152,954	1.03%	1.09%		1.04%	29.11%
Year Ended October 31, 2011 (f)	$12.93	0.12	0.73	0.85	(0.08)	(0.08)	–	$13.70	6.57%	$63,407,121	1.02%	0.86%		1.03%	24.31%	(g)
Year Ended October 31, 2010 (f)	$11.51	0.07	1.42	1.49	(0.07)	(0.07)	–	$12.93	13.00%	$56,960,330	1.09%	0.60%		1.09%	62.51%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$20.45	0.03	0.75	0.78	(0.09)	(0.09)	–	$21.14	3.86%	$2,139,542	1.73%	0.32%		1.77%	31.02%
Year Ended October 31, 2014 (f)	$17.91	0.04	2.59	2.63	(0.09)	(0.09)	–	$20.45	14.72%	$2,045,558	1.70%	0.22%		1.75%	48.08%
Year Ended October 31, 2013 (f)	$14.30	0.06	3.66	3.72	(0.11)	(0.11)	–	$17.91	26.14%	$1,720,677	1.73%	0.40%		1.75%	113.60%
Year Ended October 31, 2012 (f)	$12.98	0.05	1.34	1.39	(0.07)	(0.07)	–	$14.30	10.76%	$1,957,387	1.74%	0.38%		1.75%	29.11%
Year Ended October 31, 2011 (f)	$12.27	0.02	0.71	0.73	(0.02)	(0.02)	–	$12.98	5.91%	$2,071,661	1.75%	0.14%		1.76%	24.31%	(g)
Year Ended October 31, 2010 (f)	$10.95	(0.01)	1.35	1.34	(0.02)	(0.02)	–	$12.27	12.22%	$448,417	1.79%	(0.10%	)	1.79%	62.51%

Class R Shares (h)
Six Months Ended April 30, 2015 (f) (Unaudited)	$21.35	0.07	0.77	0.84	(0.13)	(0.13)	–	$22.06	3.95%	$121,817	1.40%	0.67%		1.45%	31.02%
Year Ended October 31, 2014 (f)	$18.66	0.11	2.70	2.81	(0.12)	(0.12)	–	$21.35	15.15%	$105,062	1.37%	0.52%		1.42%	48.08%
Year Ended October 31, 2013 (f)	$14.87	0.13	3.81	3.94	(0.15)	(0.15)	–	$18.66	26.72%	$34,631	1.29%	0.79%		1.31%	113.60%
Year Ended October 31, 2012 (f)	$13.48	0.11	1.39	1.50	(0.11)	(0.11)	–	$14.87	11.21%	$26,348	1.35%	0.79%		1.36%	29.11%
Year Ended October 31, 2011 (f)	$12.74	0.06	0.73	0.79	(0.05)	(0.05)	–	$13.48	6.18%	$52,457	1.44%	0.46%		1.44%	24.31%	(g)
Year Ended October 31, 2010 (f)	$11.37	0.06	1.38	1.44	(0.07)	(0.07)	–	$12.74	12.74%	$1,096	1.30%	0.53%		1.30%	62.51%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (f) (Unaudited)	$21.46	0.14	0.78	0.92	(0.19)	(0.19)	–	$22.19	4.34%	$819,350,757	0.72%	1.33%		0.77%	31.02%
Year Ended October 31, 2014 (f)	$18.74	0.24	2.71	2.95	(0.23)	(0.23)	–	$21.46	15.85%	$811,488,568	0.72%	1.21%		0.77%	48.08%
Year Ended October 31, 2013 (f)	$14.93	0.22	3.82	4.04	(0.23)	(0.23)	–	$18.74	27.35%	$738,850,578	0.77%	1.31%		0.80%	113.60%
Year Ended October 31, 2012 (f)	$13.52	0.19	1.39	1.58	(0.17)	(0.17)	–	$14.93	11.82%	$589,243,783	0.80%	1.33%		0.81%	29.11%
Year Ended October 31, 2011 (f)	$12.75	0.15	0.73	0.88	(0.11)	(0.11)	–	$13.52	6.88%	$640,734,133	0.82%	1.06%		0.83%	24.31%	(g)
Year Ended October 31, 2010 (f)	$11.35	0.10	1.40	1.50	(0.10)	(0.10)	–	$12.75	13.24%	$768,450,202	0.83%	0.84%		0.83%	62.51%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Excludes merger activity.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

13

Fund Overview	Nationwide Diverse Managers Fund

Asset Allocation†

Common Stocks	56.8%
U.S. Government Mortgage Backed Agencies	15.5%
U.S. Treasury Bond	9.4%
Corporate Bonds	5.9%
U.S. Government Sponsored & Agency Obligations	5.7%
U.S. Treasury Note	4.0%
Other assets in excess of liabilities	2.7%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	6.9%
Banks	4.9%
Capital Markets	3.8%
Diversified Financial Services	3.5%
Technology Hardware, Storage & Peripherals	3.4%
Chemicals	2.9%
Pharmaceuticals	2.4%
Insurance	2.3%
Tobacco	1.9%
Aerospace & Defense	1.8%
Other Industries	66.2%
100.0%

Top Holdings††

U.S. Treasury Bond, 2.75%, 08/15/42	9.7%
U.S. Treasury Note, 4.75%, 08/15/17	4.1%
Federal National Mortgage Association, 1.63%, 04/27/18	3.1%
Federal Home Loan Mortgage Corp. Gold Pool, 5.00%, 11/01/31	2.9%
Federal National Mortgage Association Pool, 5.50%, 02/01/30	2.8%
Federal National Mortgage Association, 1.63%, 04/26/18	2.1%
Federal Home Loan Mortgage Corp. Gold Pool, 5.50%, 05/01/23	1.9%
Federal National Mortgage Association Pool, 5.50%, 11/01/25	1.5%
Federal Home Loan Mortgage Corp. Gold Pool, 5.00%, 09/01/31	1.5%
Apple, Inc.	1.4%
Other Holdings	69.0%
100.0%

Top Countries††

United States	83.5%
Japan	3.9%
United Kingdom	2.9%
France	1.3%
Switzerland	1.0%
Germany	0.9%
Canada	0.9%
Netherlands	0.7%
Australia	0.7%
Denmark	0.6%
Other Countries	3.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

14

Shareholder Expense Example	Nationwide Diverse Managers Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Diverse Managers Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Institutional Service Class Shares	Actual	(a)	1,000.00	1,021.20	4.21	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.63	4.21	0.84

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

15

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 56.8%

	Shares	Market Value

Aerospace & Defense 1.8%
Airbus Group NV	136	$9,425
Lockheed Martin Corp.	917	171,112
Rockwell Collins, Inc.	1,234	120,106

		300,643

Air Freight & Logistics 1.1%
Kintetsu World Express, Inc.	200	9,213
PostNL NV*	4,980	24,731
United Parcel Service, Inc., Class B	1,557	156,525

		190,469

Airlines 0.2%
Copa Holdings SA, Class A	294	32,602

Auto Components 0.9%
Continental AG*	142	33,278
GKN PLC	2,260	12,122
Spartan Motors, Inc.	9,900	46,629
Superior Industries International, Inc.	2,000	37,200
Valeo SA	166	26,613

		155,842

Automobiles 0.4%
Bayerische Motoren Werke AG	216	25,480
Daimler AG REG	106	10,192
Toyota Motor Corp.	400	27,844

		63,516

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	960	25,688
Banco Santander SA	850	6,427
Bank Hapoalim BM	2,530	12,655
Bank Leumi Le-Israel BM*	2,000	7,773
Bank of East Asia Ltd. (The)	2,200	9,545
Bank of Yokohama Ltd. (The)	5,000	31,733
Barclays PLC	4,000	15,650
Commonwealth Bank of Australia	192	13,439
HSBC Holdings PLC	1,132	11,308
KBC Groep NV*	280	18,422
Laurentian Bank of Canada	200	8,005
Lloyds Banking Group PLC	16,000	18,948
MB Financial, Inc.	900	27,117
Mitsubishi UFJ Financial Group, Inc.	2,500	17,761
National Bank of Canada	466	18,829
Nedbank Group Ltd.	373	8,057
Royal Bank of Canada	480	31,871
Royal Bank of Scotland Group PLC*	2,090	10,828
Skandinaviska Enskilda Banken AB, Class A	2,228	28,155
Toronto-Dominion Bank (The)	170	7,848
Westpac Banking Corp.	708	20,341

		350,400

Common Stocks (continued)

	Shares	Market Value

Beverages 0.4%
Anheuser-Busch InBev NV	116	$14,123
Britvic PLC	2,329	25,865
Heineken NV	240	18,906

		58,894

Biotechnology 1.0%
Cell Biotech Co. Ltd.	150	8,063
Gilead Sciences, Inc.*	1,011	101,616
Kindred Biosciences, Inc.*	4,200	28,644
Vical, Inc.*	19,900	18,905
Zeltia SA*	1,300	6,013

		163,241

Building Products 0.3%
Geberit AG REG	58	20,542
Lindab International AB	1,067	9,319
Simpson Manufacturing Co., Inc.	800	26,224

		56,085

Capital Markets 2.7%
Aberdeen Asset Management PLC	3,273	23,767
Capital Southwest Corp.	1,500	71,415
Cowen Group, Inc., Class A*	20,400	114,036
Eaton Vance Corp.	2,480	101,878
Intermediate Capital Group plc	1,390	11,226
Magellan Financial Group Ltd.	963	15,114
SVG Capital PLC*	1,780	13,623
Waddell & Reed Financial, Inc., Class A	2,150	106,038

		457,097

Chemicals 2.9%
BB Biotech AG REG*	39	11,413
CF Industries Holdings, Inc.	215	61,806
LyondellBasell Industries NV, Class A	1,262	130,642
NewMarket Corp.	294	131,389
Nippon Paint Holdings Co., Ltd.	1,000	33,498
Nissan Chemical Industries Ltd.	700	13,873
Novozymes A/S, Class B	260	11,995
Rentech, Inc.*	60,900	73,080
Symrise AG	210	12,733

		480,429

Commercial Services & Supplies 0.4%
Brink’s Co. (The)	800	21,176
Team, Inc.*	1,000	39,080
Transcontinental, Inc., Class A	800	12,320

		72,576

Communications Equipment 0.5%
Pace PLC	2,425	15,375
PC-Tel, Inc.	8,050	63,595

		78,970

16

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering 0.3%
Furmanite Corp.*	6,800	$49,640

Construction Materials 0.1%
Taiheiyo Cement Corp.	4,000	12,605

Consumer Finance 1.1%
American Express Co.	665	51,504
Discover Financial Services	2,272	131,708

		183,212

Diversified Financial Services 2.9%
Banca IFIS SpA	657	13,480
CBOE Holdings, Inc.	2,736	153,955
FirstRand Ltd.	2,500	11,943
London Stock Exchange Group PLC	660	25,691
McGraw Hill Financial, Inc.	1,368	142,682
Moody’s Corp.	1,210	130,099
Zenkoku Hosho Co., Ltd.	200	7,384

		485,234

Diversified Telecommunication Services 1.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	5,000	9,470
BT Group PLC	6,399	44,630
Hellenic Telecommunications Organization SA ADR-GR*	647	2,886
ORBCOMM, Inc.*	18,200	109,564
Telecom Italia SpA*	15,400	18,176
Verizon Communications, Inc.	1,131	57,048

		241,774

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	3,000	25,414
Iberdrola SA	900	6,024

		31,438

Electrical Equipment 0.6%
Fuji Electric Co., Ltd.	4,000	18,864
Mitsubishi Electric Corp.	2,000	26,119
Orion Energy Systems, Inc.*	11,900	35,938
Vestas Wind Systems A/S	510	23,132

		104,053

Energy Equipment & Services 1.6%
Atwood Oceanics, Inc.	2,229	74,404
Gulf Island Fabrication, Inc.	2,500	32,975
Mitcham Industries, Inc.*	3,900	19,110
Oil States International, Inc.*	2,926	139,248
Schoeller-Bleckmann Oilfield Equipment AG	72	5,076

		270,813

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	400	15,310

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Booker Group PLC	6,000	$13,283
Distribuidora Internacional de Alimentacion SA	1,291	10,339
Jean Coutu Group PJC, Inc. (The), Class A	700	13,623
Koninklijke Ahold NV	440	8,525

		61,080

Food Products 1.6%
Bakkafrost P/F	250	5,871
Calbee, Inc.	300	12,215
Campbell Soup Co.	3,224	144,145
Gruma SAB de CV, Class B	1,470	17,725
Landec Corp.*	3,800	53,998
Nestle SA REG	260	20,172
Tate & Lyle PLC	725	6,638
Unilever PLC	290	12,712

		273,476

Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	1,508	103,660
Nihon Kohden Corp.	800	21,021

		124,681

Hotels, Restaurants & Leisure 1.0%
Century Casinos, Inc.*	11,000	60,500
International Speedway Corp., Class A	1,600	58,176
Yum! Brands, Inc.	616	52,951

		171,627

Household Durables 0.3%
Berkeley Group Holdings PLC	337	12,975
Fujitsu General Ltd.	2,000	28,806
Sekisui Chemical Co., Ltd.	1,000	13,334

		55,115

Household Products 0.9%
Colgate-Palmolive Co.	1,918	129,043
Reckitt Benckiser Group PLC	232	20,649

		149,692

Independent Power and Renewable Electricity Producers 0.1%
Huaneng Power International, Inc., H Shares	6,000	8,509

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	1,600	14,434
Siemens AG REG	87	9,464

		23,898

Information Technology Services 0.9%
Cap Gemini SA	254	22,630
Western Union Co. (The)	6,559	133,017

		155,647

17

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance 1.4%
Aflac, Inc.	1,372	$86,491
Ageas	210	7,890
Allianz SE REG	141	24,000
First American Financial Corp.	1,500	52,185
Hannover Rueck SE	140	14,231
SCOR SE	781	28,110
Swiss Re AG*	269	23,862

		236,769

Internet & Catalog Retail 0.1%
Start Today Co. Ltd.	600	14,699

Internet Software & Services 1.3%
Dip Corp.	300	18,870
NetEase, Inc. ADR-CN	300	38,457
RealNetworks, Inc.*	13,100	86,067
United Internet AG REG	190	8,495
XO Group, Inc.*	3,700	60,162

		212,051

Leisure Products 0.1%
Bandai Namco Holdings, Inc.	700	14,380

Machinery 0.4%
Bodycote PLC	536	5,645
Duerr AG	223	22,826
Hoshizaki Electric Co. Ltd.	200	11,766
IMI PLC	804	15,407
Minebea Co., Ltd.	1,000	15,333

		70,977

Media 0.3%
Cogeco Cable, Inc.	100	5,728
ITV PLC	3,830	14,870
Lagardere SCA	510	16,372
Reed Elsevier PLC	841	13,919

		50,889

Metals & Mining 0.7%
APERAM SA*	480	18,299
Aurubis AG	118	7,456
Boliden AB	380	8,256
Dowa Holdings Co., Ltd.	3,000	26,922
Hitachi Metals Ltd.	1,000	15,639
JFE Holdings, Inc.	600	13,545
Mitsubishi Materials Corp.	3,000	10,800
Norsk Hydro ASA	1,190	5,636
Sibanye Gold Ltd.	2,000	4,747
voestalpine AG	193	8,080

		119,380

Multiline Retail 0.3%
Canadian Tire Corp., Ltd., Class A	200	21,184

Common Stocks (continued)

	Shares	Market Value

Multiline Retail (continued)
Next PLC	247	$27,770

		48,954

Multi-Utilities 0.0%†
Atco Ltd., Class I	200	7,581

Oil, Gas & Consumable Fuels 6.7%
Apache Corp.	1,820	124,488
BP PLC	3,055	22,034
Caltex Australia Ltd.	900	25,101
ConocoPhillips	2,195	149,084
Contango Oil & Gas Co.*	3,150	78,971
Continental Resources, Inc.*	1,767	92,997
Euronav NV*	900	12,385
Exxon Mobil Corp.	1,726	150,801
Marathon Petroleum Corp.	1,649	162,542
Neste Oil OYJ	1,231	33,481
Royal Dutch Shell PLC, Class B	908	29,070
Showa Shell Sekiyu KK	600	5,788
SM Energy Co.	1,637	94,897
Valero Energy Corp.	2,199	125,123
Woodside Petroleum Ltd.	645	17,787

		1,124,549

Paper & Forest Products 0.2%
Canfor Corp.*	500	9,909
Mondi PLC	1,220	24,703

		34,612

Personal Products 0.3%
Kao Corp.	500	23,944
L’Oreal SA*	90	17,176

		41,120

Pharmaceuticals 2.3%
AbbVie, Inc.	855	55,284
Actavis PLC*	184	52,046
AstraZeneca PLC	210	14,412
Endo International PLC*	571	48,001
Novartis AG REG	479	48,893
Novo Nordisk A/S, Class B	363	20,379
Otsuka Holdings Co., Ltd.	350	11,048
POZEN, Inc.*	5,400	42,228
Roche Holding AG	62	17,742
Sanofi	408	41,530
Shionogi & Co., Ltd.	400	13,186
Taro Pharmaceutical Industries Ltd.*	100	14,061
Teva Pharmaceutical Industries Ltd.	190	11,545

		390,355

Professional Services 1.5%
Adecco SA REG*	330	26,894

18

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Pendrell Corp.*	75,600	$82,404
Randstad Holding NV	250	14,910
Verisk Analytics, Inc., Class A*	1,657	124,341

		248,549

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co.,
Class A	3,432	129,489
Klepierre	345	16,734
Link REIT (The)	2,500	15,508

		161,731

Real Estate Management & Development 0.6%
AV Homes, Inc.*	2,650	41,817
CK Hutchison Holdings Ltd.	1,000	21,692
Daito Trust Construction Co., Ltd.	200	23,290
Daiwa House Industry Co., Ltd.	400	8,930

		95,729

Road & Rail 0.1%
Central Japan Railway Co.	100	17,861

Semiconductors & Semiconductor Equipment 0.8%
ASM International NV	390	18,935
Brooks Automation, Inc.	3,600	38,736
Rubicon Technology, Inc.*	12,200	46,848
Sigma Designs, Inc.*	2,500	19,975
Ulvac, Inc.*	700	11,919

		136,413

Software 1.7%
AVG Technologies NV*	490	11,721
Microsoft Corp.	3,017	146,747
NICE-Systems Ltd.	130	7,814
Rosetta Stone, Inc.*	8,000	66,880
Seachange International, Inc.*	3,500	23,485
Telenav, Inc.*	4,300	35,948

		292,595

Specialty Retail 1.8%
Ross Stores, Inc.	1,332	131,708
TJX Cos., Inc. (The)	2,529	163,222

		294,930

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	1,796	224,770
FUJIFILM Holdings Corp.	300	11,300
Imation Corp.*	16,700	68,303
Seiko Epson Corp.	1,000	17,474
Western Digital Corp.	1,576	154,038

		475,885

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SE	104	$20,332
Hermes International	4	1,509
Pandora A/S	365	37,727

		59,568

Thrifts & Mortgage Finance 0.9%
Home Capital Group, Inc.	300	11,841
Nationstar Mortgage Holdings, Inc.*	5,242	131,574

		143,415

Tobacco 1.9%
Altria Group, Inc.	3,042	152,252
Japan Tobacco, Inc.	300	10,476
Philip Morris International, Inc.	1,767	147,492

		310,220

Trading Companies & Distributors 0.2%
Bunzl PLC	540	15,183
Erickson, Inc.*	6,300	22,365

		37,548

Wireless Telecommunication Services 0.1%
KDDI Corp.	900	21,296

Total Common Stocks (cost $9,384,128)		9,525,314

Corporate Bonds 5.9%

	Principal Amount

Banks 2.7%
Bank of America Corp.,
5.70%, 01/24/22	$60,000	69,539
Citigroup, Inc.,
4.05%, 07/30/22	100,000	104,161
JPMorgan Chase & Co.,
4.50%, 01/24/22	65,000	71,198
PNC Funding Corp.,
3.30%, 03/08/22	85,000	88,595
Wells Fargo & Co.,
Series M, 3.45%, 02/13/23	125,000	127,383

		460,876

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/21	70,000	79,212
Morgan Stanley,
5.75%, 01/25/21	65,000	75,377

		154,589

19

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 0.5%
General Electric Capital Corp.,
4.65%, 10/17/21	$70,000	$79,490

Information Technology Services 0.5%
International Business Machines Corp.,
3.63%, 02/12/24	75,000	78,171

Insurance 0.8%
MetLife, Inc., Series D, 4.37%, 09/15/23	120,000	132,371

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 3.45%, 05/06/24	80,000	83,945

Total Corporate Bonds (cost $957,538)		989,442

U.S. Government Mortgage Backed Agencies 15.5%
Federal Home Loan Mortgage Corp. Gold Pool Pool# G13144 5.50%, 05/01/23	277,867	302,743
Pool# G14934 6.00%, 02/01/24	56,882	59,311
Pool# G13654 5.50%, 03/01/24	93,284	102,666
Pool# G30371 5.50%, 12/01/27	164,001	184,839
Pool# G30555 5.00%, 09/01/31	221,598	246,038
Pool# G30701 5.00%, 11/01/31	416,189	465,258
Federal National Mortgage Association Pool
Pool# 256455 5.50%, 10/01/21	178,179	192,937
Pool# 993717 5.00%, 07/01/23	86,968	94,836
Pool# AL2194 5.50%, 05/01/25	121,239	130,993
Pool# AL6469 5.50%, 11/01/25	231,523	252,563
Pool# AE0213 5.50%, 12/01/29	92,268	104,316
Pool# AE0367 5.50%, 02/01/30	409,954	463,548

Total U.S. Government Mortgage Backed Agencies (cost $2,574,421)		2,600,048

U.S. Government Sponsored & Agency Obligations 5.7%

	Principal Amount	Market Value

Federal Home Loan Banks
1.25%, 06/23/17	$110,000	$110,732
Federal National Mortgage Association
1.63%, 04/26/18	340,000	343,199
1.63%, 04/27/18	495,000	499,781

Total U.S. Government Sponsored & Agency Obligations (cost $954,251)		953,712

U.S. Treasury Bond 9.4%
U.S. Treasury Bond,
2.75%, 08/15/42	1,580,000	1,580,987

Total U.S. Treasury Bond (cost $1,455,991)		1,580,987

U.S. Treasury Note 4.0%
U.S. Treasury Note,
4.75%, 08/15/17	610,000	666,235

Total U.S. Treasury Note (cost $663,397)		666,235

Total Investments (cost $15,989,726) (a) — 97.3%		16,315,738

Other assets in excess of liabilities — 2.7%		453,907

NET ASSETS — 100.0%		$16,769,645

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CN	China

GR	Greece

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

20

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SCA	Limited partnership with share capital

SE	European Public Limited Liability Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

21

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund
Assets:
Investments, at value (cost $15,989,726)	$16,315,738
Cash	408,451
Foreign currencies, at value (cost $1,512)	1,555
Interest and dividends receivable	48,241
Receivable for investments sold	33,035
Receivable for capital shares issued	10,405
Reclaims receivable	2,472
Receivable for investment advisory fees	3,304
Prepaid expenses	17,296

Total Assets	16,840,497

Liabilities:
Payable for investments purchased	30,224
Accrued expenses and other payables:
Fund administration fees	7,699
Administrative servicing fees	1,009
Accounting and transfer agent fees	1,992
Trustee fees	61
Custodian fees	73
Compliance program costs (Note 3)	15
Professional fees	20,626
Printing fees	9,128
Other	25

Total Liabilities	70,852

Net Assets	$16,769,645

Represented by:
Capital	$16,450,201
Accumulated undistributed net investment income	12,617
Accumulated net realized losses from investments and foreign currency transactions	(19,065)
Net unrealized appreciation/(depreciation) from investments	326,012
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(120)

Net Assets	$16,769,645

Net Assets:
Institutional Service Class Shares	$16,769,645

Total	$16,769,645

Shares Outstanding (unlimited number of shares authorized):
Institutional Service Class Shares	1,645,963

Total	1,645,963

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Institutional Service Class Shares	$10.19

The accompanying notes are an integral part of these financial statements.

22

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Diverse Managers Fund
INVESTMENT INCOME:
Dividend income	$93,581
Interest income	72,599
Foreign tax withholding	(2,991)

Total Income	163,189

EXPENSES:
Offering costs	15,525
Investment advisory fees	48,891
Fund administration fees	48,518
Administrative servicing fees Institutional Service Class	120
Registration and filing fees	14,638
Professional fees	17,092
Printing fees	6,196
Trustee fees	193
Custodian fees	360
Accounting and transfer agent fees	6,921
Compliance program costs (Note 3)	33
Other	999

Total expenses before expenses reimbursed	159,486

Expenses reimbursed by adviser (Note 3)	(90,977)

Net Expenses	68,509

NET INVESTMENT INCOME	94,680

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(16,618)
Net realized losses from foreign currency transactions (Note 2)	(227)

Net realized losses from investments and foreign currency transactions	(16,845)

Net change in unrealized appreciation/(depreciation) from investments	262,523
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	83

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	262,606

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	245,761

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$340,441

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets

	Nationwide Diverse Managers Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period ended October 31, 2014 (a)
Operations:
Net investment income	$94,680	$104,562
Net realized gains/(losses) from investments and foreign currency transactions	(16,845)	26,097
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	262,606	63,286

Change in net assets resulting from operations	340,441	193,945

Distributions to Shareholders From:
Net investment income:
Institutional Service Class	(176,308)	(45,880)

Change in net assets from shareholder distributions	(176,308)	(45,880)

Change in net assets from capital transactions	360,116	16,097,331

Change in net assets	524,249	16,245,396

Net Assets:
Beginning of period	16,245,396	–

End of period	$16,769,645	$16,245,396

Accumulated undistributed net investment income at end of period	$12,617	$94,245

CAPITAL TRANSACTIONS:
Institutional Service Class Shares
Proceeds from shares issued	$185,617	$16,326,107
Dividends reinvested	176,308	45,880
Cost of shares redeemed	(1,809)	(274,656)

Total Institutional Service Class Shares	360,116	16,097,331

Change in net assets from capital transactions	$360,116	$16,097,331

SHARE TRANSACTIONS:
Institutional Service Class Shares
Issued	18,519	1,632,152
Reinvested	18,007	4,544
Redeemed	(180)	(27,079)

Total Institutional Service Class Shares	36,346	1,609,617

Total change in shares	36,346	1,609,617

Amount designated as “–” is zero or has been rounded to zero.

(a)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

24

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Diverse Managers Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.09	0.06	0.15	0.21	(0.11)	(0.11)	$10.19	2.12%	$16,769,645	0.84%	1.16%	1.96%	35.66%
Period Ended October 31, 2014 (e)(f)	$10.00	0.07	0.05	0.12	(0.03)	(0.03)	$10.09	1.19%	$16,245,396	0.85%	1.10%	1.99%	31.69%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 31, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

25

Fund Overview	Nationwide Global Equity Fund

Asset Allocation†

Common Stocks	98.5%
Repurchase Agreement	0.6%
Mutual Fund	0.1%
Other assets in excess of liabilities	0.8%
100.0%

Top Industries††

Banks	11.5%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.4%
Technology Hardware, Storage & Peripherals	6.2%
Media	5.3%
Real Estate Management & Development	4.1%
Food Products	4.0%
Insurance	3.8%
Metals & Mining	3.6%
Machinery	3.0%
Other Industries*	45.2%
100.0%

Top Holdings††

Apple, Inc.	3.0%
China Construction Bank Corp., H Shares	2.1%
HCA Holdings, Inc.	2.0%
Novartis AG	1.8%
Microsoft Corp.	1.8%
Naspers Ltd., Class N	1.8%
PepsiCo, Inc.	1.8%
Time Warner, Inc.	1.7%
Grand City Properties SA	1.6%
American International Group, Inc.	1.6%
Other Holdings*	80.8%
100.0%

Top Countries††

United States	43.0%
Japan	11.5%
United Kingdom	8.1%
China	4.5%
France	3.6%
Canada	3.2%
Switzerland	2.6%
Hong Kong	2.5%
Spain	2.4%
Netherlands	2.3%
Other Countries*	16.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

26

Shareholder Expense Example	Nationwide Global Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Global Equity Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,019.30	6.81	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class C Shares	Actual	(a)	1,000.00	1,015.70	10.60	2.12
	Hypothetical	(a)(b)	1,000.00	1,014.28	10.59	2.12
Institutional Service Class Shares	Actual	(a)	1,000.00	1,020.60	5.16	1.03
	Hypothetical	(a)(b)	1,000.00	1,019.69	5.16	1.03
Institutional Class Shares	Actual	(a)	1,000.00	1,021.60	4.76	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

27

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 98.5%

	Shares	Market Value

AUSTRIA 0.5%
Real Estate Management & Development 0.5%
Immofinanz AG*	117,170	$352,477

BRAZIL 0.7%
Information Technology Services 0.7%
Cielo SA	36,672	510,471

CANADA 3.2%
Banks 0.9%
Toronto-Dominion Bank (The)	15,318	707,180

Oil, Gas & Consumable Fuels 2.3%
Canadian Oil Sands Ltd.	66,500	722,599
Gran Tierra Energy, Inc.*	109,600	409,694
Suncor Energy, Inc.	19,600	638,279

		1,770,572

		2,477,752

CHINA 4.4%
Banks 2.0%
China Construction Bank Corp., H Shares	1,638,450	1,590,500

Chemicals 0.5%
Tianhe Chemicals Group Ltd.* (a)(b)	2,702,000	407,886

Electronic Equipment, Instruments & Components 0.6%
Hollysys Automation Technologies Ltd.	20,800	456,976

Technology Hardware, Storage & Peripherals 1.3%
Lenovo Group Ltd.	570,000	980,155

		3,435,517

DENMARK 0.8%
Marine 0.8%
AP Moeller — Maersk A/S, Class B	303	601,329

FRANCE 3.5%
Electrical Equipment 1.2%
Schneider Electric SE	12,263	916,640

Food Products 1.3%
Danone SA	14,259	1,031,812

Textiles, Apparel & Luxury Goods 1.0%
LVMH Moet Hennessy Louis Vuitton SE	4,605	805,259

		2,753,711

GERMANY 2.1%
Automobiles 1.1%
Daimler AG REG	9,233	887,723

Metals & Mining 1.0%
ThyssenKrupp AG	28,419	755,077

		1,642,800

GREECE 0.3%
Banks 0.3%
Piraeus Bank SA*	552,395	246,533

Common Stocks (continued)

	Shares	Market Value

HONG KONG 2.5%
Insurance 1.5%
AIA Group Ltd.	176,655	$1,174,840

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	52,000	742,731

		1,917,571

INDONESIA 0.8%
Banks 0.8%
Bank Rakyat Indonesia Persero Tbk PT	687,200	613,532

IRELAND 0.9%
Pharmaceuticals 0.9%
Shire PLC	8,853	719,427

ISRAEL 1.1%
Software 1.1%
Check Point Software Technologies Ltd.*	10,500	876,540

ITALY 1.5%
Banks 0.8%
Intesa Sanpaolo SpA	192,474	646,617

Insurance 0.7%
Mediolanum SpA	66,037	554,296

		1,200,913

JAPAN 11.4%
Airlines 1.3%
Japan Airlines Co., Ltd.	31,400	1,046,945

Auto Components 0.8%
Toyota Industries Corp.	10,400	588,997

Automobiles 0.6%
Fuji Heavy Industries Ltd.	13,700	458,128

Banks 1.0%
Mitsubishi UFJ Financial Group, Inc.	113,000	802,792

Diversified Financial Services 1.4%
ORIX Corp.	71,200	1,094,942

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd.	142,000	968,852

Household Durables 1.1%
Sony Corp.*	28,400	858,582

Machinery 2.0%
Hino Motors Ltd.	62,400	814,058
THK Co., Ltd.	27,300	685,803

		1,499,861

Pharmaceuticals 0.9%
Astellas Pharma, Inc.	46,900	730,266

Real Estate Management & Development 1.1%
Sumitomo Realty & Development Co., Ltd.	23,000	887,704

		8,937,069

28

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JERSEY, CHANNEL ISLANDS 0.5%
Metals & Mining 0.5%
Petra Diamonds Ltd.*	146,373	$351,060

LUXEMBOURG 1.6%
Real Estate Management & Development 1.6%
Grand City Properties SA*	66,765	1,265,500

NETHERLANDS 2.3%
Banks 1.0%
ING Groep NV, CVA*	52,201	800,844

Beverages 1.3%
Heineken NV	12,151	957,232

		1,758,076

RUSSIA 0.3%
Banks 0.3%
Sberbank of Russia	152,099	226,522

SOUTH AFRICA 1.8%
Media 1.8%
Naspers Ltd., Class N	8,787	1,378,556

SOUTH KOREA 1.8%
Semiconductors & Semiconductor Equipment 0.8%
Wonik IPS Co. Ltd.*	53,524	599,006

Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co., Ltd.	593	777,929

		1,376,935

SPAIN 2.4%
Banks 1.0%
Bankia SA*	521,099	727,719

Construction & Engineering 0.6%
Obrascon Huarte Lain SA	19,350	448,848

Media 0.8%
Atresmedia Corp. de Medios de Comunicacion SA	40,581	655,472

		1,832,039

SWITZERLAND 2.5%
Metals & Mining 0.7%
Glencore PLC*	121,523	577,304

Pharmaceuticals 1.8%
Novartis AG REG	13,643	1,392,571

		1,969,875

TAIWAN 0.9%
Technology Hardware, Storage & Peripherals 0.9%
Catcher Technology Co., Ltd., GDR Reg. S	11,786	690,328

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 8.1%
Food Products 1.0%
Associated British Foods PLC	17,683	$772,009

Metals & Mining 1.4%
Anglo American PLC	30,526	517,188
Rio Tinto PLC	11,924	533,611

		1,050,799

Multiline Retail 0.4%
Poundland Group PLC	69,006	331,755

Oil, Gas & Consumable Fuels 0.8%
BP PLC	87,250	629,282

Real Estate Investment Trusts (REITs) 1.0%
Big Yellow Group PLC	73,624	752,775

Semiconductors & Semiconductor Equipment 0.6%
ARM Holdings PLC	29,347	498,646

Textiles, Apparel & Luxury Goods 0.7%
Burberry Group PLC	21,353	569,250

Tobacco 1.1%
Imperial Tobacco Group PLC	17,521	855,559

Trading Companies & Distributors 1.1%
Ashtead Group PLC	50,193	860,689

		6,320,764

UNITED STATES 42.6%
Banks 3.2%
Bank of America Corp.	74,960	1,194,113
Wells Fargo & Co.	22,909	1,262,286

		2,456,399

Beverages 1.8%
PepsiCo, Inc.	14,332	1,363,260

Biotechnology 2.0%
Alnylam Pharmaceuticals, Inc.*	2,300	234,301
Celgene Corp.*	9,900	1,069,794
Incyte Corp.*	2,700	262,332

		1,566,427

Capital Markets 2.4%
Ameriprise Financial, Inc.	6,397	801,416
Morgan Stanley	29,405	1,097,101

		1,898,517

Chemicals 1.0%
LyondellBasell Industries NV, Class A	7,725	799,692

Containers & Packaging 1.3%
Rock-Tenn Co., Class A	15,678	987,400

Electronic Equipment, Instruments & Components 0.4%
Control4 Corp.*	26,200	307,064

Food Products 1.6%
Hormel Foods Corp.	23,090	1,254,942

29

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Gas Utilities 0.5%
UGI Corp.	11,480	$399,619

Health Care Providers & Services 1.9%
HCA Holdings, Inc.*	20,503	1,517,427

Hotels, Restaurants & Leisure 1.0%
Royal Caribbean Cruises Ltd.	11,182	761,047

Household Durables 0.5%
Lennar Corp., Class A	8,718	399,284

Household Products 0.8%
Colgate-Palmolive Co.	9,662	650,059

Insurance 1.6%
American International Group, Inc.	22,460	1,264,273

Internet Software & Services 2.5%
Google, Inc., Class A*	1,517	832,484
Google, Inc., Class C*	1,802	968,287
Rocket Fuel, Inc.* (c)	19,100	152,991

		1,953,762

Machinery 1.2%
Ingersoll-Rand PLC	13,940	917,810

Media 2.7%
Time Warner, Inc.	15,371	1,297,466
Viacom, Inc., Class B	11,764	817,010

		2,114,476

Multi-Utilities 0.7%
MDU Resources Group, Inc.	25,000	557,250

Oil, Gas & Consumable Fuels 3.7%
Chevron Corp.	8,754	972,219
Hess Corp.	8,920	685,948
Occidental Petroleum Corp.	10,700	857,070
Ultra Petroleum Corp.* (c)	22,600	384,878

		2,900,115

Pharmaceuticals 2.7%
AbbVie, Inc.	13,986	904,335
Actavis PLC*	4,162	1,177,263

		2,081,598

Real Estate Management & Development 0.8%
Realogy Holdings Corp.*	13,269	629,083

Semiconductors & Semiconductor Equipment 0.8%
Veeco Instruments, Inc.*	21,039	620,861

Software 1.8%
Microsoft Corp.	28,590	1,390,618

Specialty Retail 1.4%
Lowe’s Cos., Inc.	16,220	1,116,909

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	18,431	2,306,640

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc.*	29,277	$996,589

		33,211,121

Total Common Stocks (cost $67,801,783)		76,666,418

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (d)(e)	48,582	48,582

Total Mutual Fund (cost $48,582)		48,582

Repurchase Agreement 0.6%

	Principal Amount

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $472,819, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $482,274.(e)(f)	$472,818	472,818

Total Repurchase Agreement (cost $472,818)		472,818

Total Investments (cost $68,323,183) (g) — 99.2%		77,187,818

Other assets in excess of liabilities — 0.8%		649,015

NET ASSETS — 100.0%		$77,836,833

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $407,886 which represents 0.52% of net assets.

(c)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $507,018.

(d)	Represents 7-day effective yield as of April 30, 2015.

30

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $521,400.

(f)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company
REG	Registered Shares

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

Tbk PT	State Owned Company

At April 30, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley Co., Inc.	05/26/15	(995,000)	$(793,821)	$(786,415)	$7,406
Brazilian Real	JPMorgan Chase Bank	05/26/15	(1,260,000)	(427,771)	(414,875)	12,896
British Pound	JPMorgan Chase Bank	05/26/15	(310,000)	(468,009)	(475,773)	(7,764)
British Pound	JPMorgan Chase Bank	05/26/15	(155,000)	(233,414)	(237,886)	(4,472)
British Pound	JPMorgan Chase Bank	05/26/15	(1,200,000)	(1,851,995)	(1,841,701)	10,294
Chinese Yuan	JPMorgan Chase Bank	05/26/15	(22,150,000)	(3,566,540)	(3,565,501)	1,039
Chinese Yuan	JPMorgan Chase Bank	05/26/15	(2,440,000)	(396,845)	(392,769)	4,076
Euro	JPMorgan Chase Bank	05/26/15	(215,000)	(240,908)	(241,483)	(575)
Euro	JPMorgan Chase Bank	05/26/15	(525,000)	(587,457)	(589,666)	(2,209)
Euro	JPMorgan Chase Bank	05/26/15	(945,000)	(1,077,692)	(1,061,399)	16,293
Hong Kong Dollar	JPMorgan Chase Bank	05/26/15	(2,410,000)	(310,876)	(310,947)	(71)
Hong Kong Dollar	JPMorgan Chase Bank	05/26/15	(4,065,000)	(523,964)	(524,481)	(517)
Indonesian Rupiah	JPMorgan Chase Bank	05/26/15	(5,607,799,999)	(427,750)	(430,595)	(2,845)
Israeli New Shekel	JPMorgan Chase Bank	05/26/15	(2,320,000)	(603,839)	(600,800)	3,039
Japanese Yen	JPMorgan Chase Bank	05/26/15	(53,400,000)	(446,204)	(447,325)	(1,121)
Japanese Yen	JPMorgan Chase Bank	05/26/15	(36,700,000)	(306,605)	(307,431)	(826)
Japanese Yen	JPMorgan Chase Bank	05/26/15	(93,600,000)	(787,736)	(784,075)	3,661
Korean Won	JPMorgan Chase Bank	05/26/15	(1,544,000,000)	(1,385,995)	(1,439,382)	(53,387)
Norwegian Krone	JPMorgan Chase Bank	05/26/15	(2,550,000)	(335,628)	(338,437)	(2,809)
Russian Ruble	JPMorgan Chase Bank	05/26/15	(11,220,119)	(173,579)	(216,093)	(42,514)
South African Rand	JPMorgan Chase Bank	05/26/15	(13,960,000)	(1,182,812)	(1,169,125)	13,687
Swiss Franc	JPMorgan Chase Bank	05/26/15	(1,245,000)	(1,318,515)	(1,335,502)	(16,987)
Taiwan Dollar	JPMorgan Chase Bank	05/26/15	(15,600,000)	(493,047)	(509,390)	(16,343)

Total Short Contracts				$(17,941,002)	$(18,021,051)	$(80,049)

31

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	05/26/15	910,000	$689,035	$719,234	$30,199
Australian Dollar	JPMorgan Chase Bank	05/26/15	1,075,000	833,125	849,644	16,519
British Pound	JPMorgan Chase Bank	05/26/15	260,000	385,042	399,036	13,994
Canadian Dollar	JPMorgan Chase Bank	05/26/15	245,000	194,799	203,004	8,205
Canadian Dollar	JPMorgan Chase Bank	05/26/15	150,000	119,578	124,288	4,710
Chinese Yuan	JPMorgan Chase Bank	05/26/15	2,400,000	388,570	386,330	(2,240)
Euro	JPMorgan Chase Bank	05/26/15	460,000	493,514	516,660	23,146
Euro	JPMorgan Chase Bank	05/26/15	290,000	310,438	325,720	15,282
Euro	JPMorgan Chase Bank	05/26/15	165,000	179,510	185,324	5,814
Euro	JPMorgan Chase Bank	05/26/15	150,000	161,530	168,476	6,946
Hong Kong Dollar	JPMorgan Chase Bank	05/26/15	920,000	118,705	118,702	(3)
Hong Kong Dollar	JPMorgan Chase Bank	05/26/15	4,065,000	524,167	524,481	314
Japanese Yen	Morgan Stanley Co., Inc.	05/26/15	84,667,784	710,000	709,251	(749)
Korean Won	JPMorgan Chase Bank	05/26/15	132,000,000	120,879	123,056	2,177
Mexican Peso	JPMorgan Chase Bank	05/26/15	10,770,000	716,448	700,866	(15,582)
Norwegian Krone	JPMorgan Chase Bank	05/26/15	1,520,000	192,695	201,735	9,040
Norwegian Krone	JPMorgan Chase Bank	05/26/15	2,550,000	329,257	338,437	9,180
Philippine Peso	JPMorgan Chase Bank	05/26/15	33,550,000	756,483	752,435	(4,048)
Singapore Dollar	JPMorgan Chase Bank	05/26/15	780,000	573,218	589,205	15,987
Swedish Krona	JPMorgan Chase Bank	05/26/15	7,100,000	846,616	852,369	5,753

Total Long Contracts				$8,643,609	$8,788,253	$144,644

At April 30, 2015, the Fund’s open forward foreign cross currency contracts were as follows (Note 2):

Counterparty	Delivery Date		Currency Received	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	05/26/15	6,839,140	Swedish Krona	(735,000) Euro	$825,533	$821,053	$(4,480)

The accompanying notes are an integral part of these financial statements.

32

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund
Assets:
Investments, at value* (cost $67,850,365)	$76,715,000
Repurchase agreement, at value (cost $472,818)	472,818

Total Investments, at value (total cost $68,323,183)	77,187,818

Cash	926,699
Foreign currencies, at value (cost $107,002)	108,549
Dividends receivable	165,770
Security lending income receivable	5,615
Receivable for capital shares issued	7,551
Reclaims receivable	115,715
Unrealized appreciation on forward foreign currency contracts (Note 2)	239,657
Prepaid expenses	35,267

Total Assets	78,792,641

Liabilities:
Payable for capital shares redeemed	147,926
Unrealized depreciation on forward foreign currency contracts (Note 2)	179,542
Payable upon return of securities loaned (Note 2)	521,400
Accrued expenses and other payables:
Investment advisory fees	38,787
Fund administration fees	10,754
Distribution fees	23,324
Administrative servicing fees	7,717
Accounting and transfer agent fees	6,085
Trustee fees	150
Custodian fees	862
Compliance program costs (Note 3)	22
Professional fees	11,854
Printing fees	6,688
Other	697

Total Liabilities	955,808

Net Assets	$77,836,833

Represented by:
Capital	$78,081,457
Accumulated distributions in excess of net investment income	(280,611)
Accumulated net realized losses from investments, forward and foreign currency transactions	(8,884,278)
Net unrealized appreciation/(depreciation) from investments	8,864,635
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	60,115
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,485)

Net Assets	$77,836,833

*	Includes value of securities on loan of $507,018 (Note 2).

33

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Global Equity Fund
Net Assets:
Class A Shares	$44,943,133
Class C Shares	17,053,731
Institutional Service Class Shares	2,294,438
Institutional Class Shares	13,545,531

Total	$77,836,833

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,788,177
Class C Shares	1,113,911
Institutional Service Class Shares	138,357
Institutional Class Shares	816,982

Total	4,857,427

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$16.12
Class C Shares (b)	$15.31
Institutional Service Class Shares	$16.58
Institutional Class Shares	$16.58
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$17.10

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

34

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Global Equity Fund
INVESTMENT INCOME:
Dividend income	$824,027
Income from securities lending (Note 2)	69,431
Interest income	389
Foreign tax withholding	(55,679)

Total Income	838,168

EXPENSES:
Investment advisory fees	294,406
Fund administration fees	47,839
Distribution fees Class A	56,716
Distribution fees Class C	84,617
Administrative servicing fees Class A	36,033
Administrative servicing fees Class C	14,595
Administrative servicing fees Institutional Service Class	844
Registration and filing fees	35,023
Professional fees	26,833
Printing fees	7,072
Trustee fees	1,080
Custodian fees	1,746
Accounting and transfer agent fees	11,442
Compliance program costs (Note 3)	139
Other	498

Total expenses before expenses reimbursed	618,883

Expenses reimbursed by adviser (Note 3)	(53,271)

Net Expenses	565,612

NET INVESTMENT INCOME	272,556

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,108,031
Net realized gains from forward and foreign currency transactions (Note 2)	384,379

Net realized gains from investments, forward and foreign currency transactions	3,492,410

Net change in unrealized appreciation/(depreciation) from investments	(2,084,154)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(285,150)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,249

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(2,363,055)

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	1,129,355

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,401,911

The accompanying notes are an integral part of these financial statements.

35

Statements of Changes in Net Assets

	Nationwide Global Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$272,556	$619,008
Net realized gains from investments, forward and foreign currency transactions	3,492,410	11,333,138
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(2,363,055)	(6,382,986)

Change in net assets resulting from operations	1,401,911	5,569,160

Distributions to Shareholders From:
Net investment income:
Class A	(602,228)	(1,052,222)
Class C	(116,049)	(322,658)
Institutional Service Class	(32,515)	(361)
Institutional Class	(248,111)	(388,061)

Change in net assets from shareholder distributions	(998,903)	(1,763,302)

Change in net assets from capital transactions	(5,509,198)	(10,124,154)

Change in net assets	(5,106,190)	(6,318,296)

Net Assets:
Beginning of period	82,943,023	89,261,319

End of period	$77,836,833	$82,943,023

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(280,611)	$445,736

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$171,936	$1,888,601
Dividends reinvested	579,098	995,855
Cost of shares redeemed	(4,069,769)	(10,719,977)

Total Class A Shares	(3,318,735)	(7,835,521)

Class C Shares
Proceeds from shares issued	305,371	1,318,614
Dividends reinvested	113,737	313,176
Cost of shares redeemed	(1,062,339)	(1,850,603)

Total Class C Shares	(643,231)	(218,813)

Institutional Service Class Shares
Proceeds from shares issued	347,625	2,456,740
Dividends reinvested	32,167	361
Cost of shares redeemed	(302,979)	(222,076)

Total Institutional Service Class Shares	76,813	2,235,025

Institutional Class Shares
Proceeds from shares issued	58,181	1,987,874
Dividends reinvested	243,207	370,453
Cost of shares redeemed	(1,925,433)	(6,663,172)

Total Institutional Class Shares	(1,624,045)	(4,304,845)

Change in net assets from capital transactions	$(5,509,198)	$(10,124,154)

36

Statements of Changes in Net Assets (Continued)

	Nationwide Global Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	10,896	119,378
Reinvested	38,581	64,877
Redeemed	(258,675)	(674,260)

Total Class A Shares	(209,198)	(490,005)

Class C Shares
Issued	20,460	87,017
Reinvested	7,959	21,406
Redeemed	(71,213)	(122,204)

Total Class C Shares	(42,794)	(13,781)

Institutional Service Class Shares
Issued	21,554	146,264
Reinvested	2,086	23
Redeemed	(18,748)	(13,962)

Total Institutional Service Class Shares	4,892	132,325

Institutional Class Shares
Issued	3,550	122,073
Reinvested	15,783	23,491
Redeemed	(118,363)	(396,986)

Total Institutional Class Shares	(99,030)	(251,422)

Total change in shares	(346,130)	(622,883)

The accompanying notes are an integral part of these financial statements.

37

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Global Equity Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.03	0.06	0.23	0.29	(0.20)	(0.20)	–	$16.12	1.93%	$44,943,133	1.36%	0.78%	1.49%	19.26%
Year Ended October 31, 2014 (g)	$15.38	0.12	0.84	0.96	(0.31)	(0.31)	–	$16.03	6.30%	$48,044,576	1.33%	0.76%	1.50%	49.77%
Period Ended October 31, 2013 (g)(h)	$13.44	0.04	1.90	1.94	–	–	–	$15.38	14.43%	$53,641,815	1.25%	0.74%	1.67%	17.16%
Year Ended June 30, 2013 (g)	$11.73	0.13	1.97	2.10	(0.39)	(0.39)	–	$13.44	18.34%	$50,709,673	1.32%	1.00%	1.61%	28.88%
Year Ended June 30, 2012 (g)	$12.67	0.10	(1.03)	(0.93)	(0.01)	(0.01)	–	$11.73	(7.32)%	$52,035,625	1.50%	0.88%	1.61%	77.00%
Year Ended June 30, 2011 (g)	$10.36	0.03	2.61	2.64	(0.33)	(0.33)	–	$12.67	25.52%	$67,171,855	1.50%	0.26%	1.53%	83.00%
Year Ended June 30, 2010 (g)	$9.46	0.05	1.12	1.17	(0.27)	(0.27)	–	$10.36	12.05%	$64,979,350	1.50%	0.47%	1.55%	83.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$15.18	–	0.23	0.23	(0.10)	(0.10)	–	$15.31	1.57%	$17,053,731	2.12%	0.02%	2.26%	19.26%
Year Ended October 31, 2014 (g)	$14.65	0.01	0.79	0.80	(0.27)	(0.27)	–	$15.18	5.55%	$17,561,149	2.04%	0.05%	2.20%	49.77%
Period Ended October 31, 2013 (g)(h)	$12.84	–	1.81	1.81	–	–	–	$14.65	14.10%	$17,153,292	1.95%	0.05%	2.36%	17.16%
Year Ended June 30, 2013 (g)	$11.18	0.06	1.89	1.95	(0.29)	(0.29)	–	$12.84	17.79%	$15,773,769	1.81%	0.51%	2.11%	28.88%
Year Ended June 30, 2012 (g)	$12.15	0.01	(0.98)	(0.97)	–	–	–	$11.18	(7.98)%	$16,081,624	2.25%	0.12%	2.40%	77.00%
Year Ended June 30, 2011 (g)	$9.94	(0.06)	2.50	2.44	(0.23)	(0.23)	–	$12.15	24.48%	$20,863,344	2.25%	(0.49)%	2.32%	83.00%
Year Ended June 30, 2010 (g)	$9.13	(0.03)	1.07	1.04	(0.23)	(0.23)	–	$9.94	11.29%	$20,499,132	2.25%	(0.28)%	2.34%	83.00%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.50	0.09	0.23	0.32	(0.24)	(0.24)	–	$16.58	2.06%	$2,294,438	1.03%	1.14%	1.16%	19.26%
Year Ended October 31, 2014 (g)	$15.79	0.08	0.95	1.03	(0.32)	(0.32)	–	$16.50	6.60%	$2,201,635	1.01%	0.47%	1.08%	49.77%
Period Ended October 31, 2013 (g)(h)	$13.79	0.05	1.95	2.00	–	–	–	$15.79	14.50%	$18,002	1.03%	0.97%	1.44%	17.16%
Period Ended June 30, 2013 (g)(i)	$12.23	0.14	1.42	1.56	–	–	–	$13.79	12.76%	$15,718	1.00%	1.71%	1.32%	28.88%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$16.52	0.09	0.25	0.34	(0.28)	(0.28)	–	$16.58	2.16%	$13,545,531	0.95%	1.17%	1.09%	19.26%
Year Ended October 31, 2014 (g)	$15.80	0.19	0.85	1.04	(0.32)	(0.32)	–	$16.52	6.68%	$15,135,663	0.95%	1.16%	1.12%	49.77%
Period Ended October 31, 2013 (g)(h)	$13.80	0.05	1.95	2.00	–	–	–	$15.80	14.49%	$18,448,210	0.95%	1.04%	1.38%	17.16%
Year Ended June 30, 2013 (g)	$12.04	0.16	2.04	2.20	(0.44)	(0.44)	–	$13.80	18.74%	$18,854,896	1.07%	1.24%	1.31%	28.88%
Year Ended June 30, 2012 (g)	$13.04	0.14	(1.08)	(0.94)	(0.06)	(0.06)	–	$12.04	(7.15)%	$19,644,731	1.25%	1.15%	1.25%	77.00%
Year Ended June 30, 2011 (g)	$10.65	0.08	2.68	2.76	(0.37)	(0.37)	–	$13.04	25.98%	$23,230,312	1.15%	0.62%	1.15%	83.00%
Year Ended June 30, 2010 (g)	$9.69	0.08	1.16	1.24	(0.28)	(0.28)	–	$10.65	12.51%	$25,227,375	1.15%	0.67%	1.15%	83.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

38

Fund Overview	Nationwide Growth Fund

Asset Allocation†

Common Stocks	98.0%
Other assets in excess of liabilities	2.0%
100.0%

Top Holdings††

Apple, Inc.	8.4%
Microsoft Corp.	3.0%
Facebook, Inc., Class A	2.5%
Walt Disney Co. (The)	2.4%
Amgen, Inc.	2.3%
Oracle Corp.	2.2%
MasterCard, Inc., Class A	2.2%
Comcast Corp., Class A	2.1%
Google, Inc., Class A	2.0%
Gilead Sciences, Inc.	1.9%
Other Holdings	71.0%
100.0%

Top Industries††

Biotechnology	9.0%
Technology Hardware, Storage & Peripherals	8.4%
Information Technology Services	7.1%
Software	6.6%
Media	5.7%
Health Care Providers & Services	5.3%
Specialty Retail	5.2%
Internet Software & Services	5.1%
Pharmaceuticals	4.6%
Food & Staples Retailing	4.0%
Other Industries	39.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

39

Shareholder Expense Example	Nationwide Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Growth Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,064.50	4.91	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.03	4.81	0.96
Class C Shares	Actual	(a)	1,000.00	1,059.50	8.99	1.76
	Hypothetical	(a)(b)	1,000.00	1,016.07	8.80	1.76
Class R Shares	Actual	(a)	1,000.00	1,062.40	6.65	1.30
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.51	1.30
Institutional Service Class Shares	Actual	(a)	1,000.00	1,064.60	4.50	0.88
	Hypothetical	(a)(b)	1,000.00	1,020.43	4.41	0.88
Institutional Class Shares	Actual	(a)	1,000.00	1,066.40	3.33	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

40

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Growth Fund

Common Stocks 98.0%

	Shares	Market Value

Aerospace & Defense 3.5%
General Dynamics Corp.	8,350	$1,146,622
Huntington Ingalls Industries, Inc.	11,100	1,460,649
Lockheed Martin Corp.	15,150	2,826,990
Northrop Grumman Corp.	16,275	2,507,001

		7,941,262

Air Freight & Logistics 1.3%
FedEx Corp.	16,650	2,823,340

Airlines 1.7%
JetBlue Airways Corp.*	65,100	1,336,503
United Continental Holdings, Inc.*	40,750	2,434,405

		3,770,908

Beverages 2.6%
Dr. Pepper Snapple Group, Inc.	33,900	2,528,262
Monster Beverage Corp.*	23,750	3,256,362

		5,784,624

Biotechnology 8.8%
Amgen, Inc.	32,025	5,057,068
Biogen, Inc.*	10,500	3,926,265
Celgene Corp.*	36,450	3,938,787
Gilead Sciences, Inc.*	42,250	4,246,547
Medivation, Inc.*	20,625	2,490,263

		19,658,930

Building Products 0.8%
Masco Corp.	63,900	1,692,711

Capital Markets 2.5%
Affiliated Managers Group, Inc.*	8,950	2,023,863
Ameriprise Financial, Inc.	14,150	1,772,712
Morgan Stanley	50,800	1,895,348

		5,691,923

Chemicals 0.5%
CF Industries Holdings, Inc.	4,100	1,178,627

Communications Equipment 0.5%
F5 Networks, Inc.*	9,600	1,171,392

Construction Materials 0.6%
Eagle Materials, Inc.	17,425	1,453,071

Containers & Packaging 0.9%
Packaging Corp. of America	21,550	1,491,045
Rock-Tenn Co., Class A	9,350	588,863

		2,079,908

Distributors 0.7%
Pool Corp.	23,200	1,505,448

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 2.2%
Level 3 Communications, Inc.*	45,925	$2,569,045
Verizon Communications, Inc.	46,750	2,358,070

		4,927,115

Energy Equipment & Services 0.8%
Atwood Oceanics, Inc.	54,350	1,814,203

Food & Staples Retailing 4.0%
CVS Health Corp.	22,500	2,234,025
Kroger Co. (The)	46,750	3,221,542
Rite Aid Corp.*	226,750	1,748,243
Whole Foods Market, Inc.	35,250	1,683,540

		8,887,350

Food Products 0.8%
Hormel Foods Corp.	33,000	1,793,550

Health Care Providers & Services 5.2%
AmerisourceBergen Corp.	22,850	2,611,755
Cardinal Health, Inc.	24,075	2,030,485
Express Scripts Holding Co.*	13,500	1,166,400
HealthSouth Corp.	47,900	2,166,038
McKesson Corp.	16,750	3,741,950

		11,716,628

Hotels, Restaurants & Leisure 2.0%
Brinker International, Inc.	39,300	2,176,041
Wyndham Worldwide Corp.	25,775	2,201,185

		4,377,226

Household Durables 0.9%
Lennar Corp., Class A	45,125	2,066,725

Household Products 1.7%
Colgate-Palmolive Co.	38,325	2,578,506
Spectrum Brands Holdings, Inc.	13,900	1,270,877

		3,849,383

Information Technology Services 7.0%
Broadridge Financial Solutions, Inc.	36,725	1,980,212
Fiserv, Inc.*	34,950	2,712,120
MasterCard, Inc., Class A	53,100	4,790,151
Total System Services, Inc.	37,050	1,465,698
Vantiv, Inc., Class A*	60,775	2,376,302
Visa, Inc., Class A	34,350	2,268,818

		15,593,301

Internet & Catalog Retail 1.1%
Netflix, Inc.*	4,275	2,379,038

Internet Software & Services 5.0%
Facebook, Inc., Class A*	68,500	5,395,745
Google, Inc., Class A*	8,200	4,499,914

41

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Rackspace Hosting, Inc.*	22,300	$1,201,970

		11,097,629

Machinery 1.3%
Deere & Co.	19,000	1,719,880
Manitowoc Co., Inc. (The)	57,775	1,139,901

		2,859,781

Media 5.6%
Comcast Corp., Class A	78,900	4,557,264
DIRECTV*	31,250	2,834,531
Walt Disney Co. (The)	47,675	5,183,226

		12,575,021

Multiline Retail 1.7%
Dillard’s, Inc., Class A	13,000	1,710,670
Macy’s, Inc.	31,925	2,063,313

		3,773,983

Oil, Gas & Consumable Fuels 2.0%
EOG Resources, Inc.	28,025	2,773,074
Tesoro Corp.	20,650	1,772,389

		4,545,463

Pharmaceuticals 4.5%
Actavis PLC*	14,150	4,002,469
Jazz Pharmaceuticals PLC*	6,050	1,081,135
Mallinckrodt PLC*	20,750	2,348,485
Mylan NV*	37,450	2,706,137

		10,138,226

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A*	64,875	2,487,307

Road & Rail 1.7%
Union Pacific Corp.	35,925	3,816,313

Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	63,775	1,262,107
Broadcom Corp., Class A	26,250	1,160,381
NXP Semiconductors NV*	15,400	1,480,248

		3,902,736

Software 6.4%
Electronic Arts, Inc.*	50,350	2,924,831
Microsoft Corp.	137,850	6,705,024
Oracle Corp.	110,400	4,815,648

		14,445,503

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 5.1%
Lithia Motors, Inc., Class A	18,700	$1,864,951
Lowe’s Cos., Inc.	56,275	3,875,097
O’Reilly Automotive, Inc.*	13,800	3,006,054
Restoration Hardware Holdings, Inc.*	13,200	1,137,444
Williams-Sonoma, Inc.	21,755	1,599,645

		11,483,191

Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	147,100	18,409,565

Textiles, Apparel & Luxury Goods 2.0%
Hanesbrands, Inc.	61,500	1,911,420
VF Corp.	34,850	2,524,186

		4,435,606

Trading Companies & Distributors 0.5%
United Rentals, Inc.*	12,700	1,226,566

Wireless Telecommunication Services 1.1%
SBA Communications Corp., Class A*	20,625	2,388,788

Total Investments (cost $181,388,951) (a) — 98.0%		219,742,341

Other assets in excess of liabilities — 2.0%		4,383,908

NET ASSETS — 100.0%		$224,126,249

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

42

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Growth Fund
Assets:
Investments, at value (cost $181,388,951)	$219,742,341
Cash	9,520,638
Dividends receivable	128,539
Receivable for capital shares issued	160,043
Prepaid expenses	30,451

Total Assets	229,582,012

Liabilities:
Payable for investments purchased	5,116,019
Payable for capital shares redeemed	169,527
Accrued expenses and other payables:
Investment advisory fees	77,819
Fund administration fees	11,975
Distribution fees	11,788
Administrative servicing fees	5,241
Accounting and transfer agent fees	22,779
Trustee fees	304
Custodian fees	1,265
Compliance program costs (Note 3)	49
Professional fees	14,940
Printing fees	24,031
Other	26

Total Liabilities	5,455,763

Net Assets	$224,126,249

Represented by:
Capital	$186,760,018
Accumulated undistributed net investment income	120,411
Accumulated net realized losses from investments	(1,107,570)
Net unrealized appreciation/(depreciation) from investments	38,353,390

Net Assets	$224,126,249

Net Assets:
Class A Shares	$32,602,089
Class C Shares	5,799,045
Class R Shares	499,906
Institutional Service Class Shares	21,352,768
Institutional Class Shares	163,872,441

Total	$224,126,249

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,998,908
Class C Shares	648,547
Class R Shares	46,602
Institutional Service Class Shares	1,875,607
Institutional Class Shares	14,455,098

Total	20,024,762

43

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.87
Class C Shares (b)	$8.94
Class R Shares	$10.73
Institutional Service Class Shares	$11.38
Institutional Class Shares	$11.34
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.53

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

44

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Growth Fund
INVESTMENT INCOME:
Dividend income	$1,228,530
Interest income	3,706

Total Income	1,232,236

EXPENSES:
Investment advisory fees	653,041
Fund administration fees	64,816
Distribution fees Class A	38,230
Distribution fees Class C	25,131
Distribution fees Class R	1,210
Administrative servicing fees Class A	9,476
Administrative servicing fees Class C	2,858
Administrative servicing fees Class R	362
Administrative servicing fees Institutional Service Class	21,846
Registration and filing fees	32,340
Professional fees	15,122
Printing fees	30,556
Trustee fees	2,943
Custodian fees	3,943
Accounting and transfer agent fees	131,574
Compliance program costs (Note 3)	397
Other	4,230

Total expenses before expenses reimbursed	1,038,075

Expenses reimbursed by adviser (Note 3)	(230,904)

Net Expenses	807,171

NET INVESTMENT INCOME	425,065

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,043,677)
Net change in unrealized appreciation/(depreciation) from investments	14,450,146

Net realized/unrealized gains from investments	13,406,469

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,831,534

The accompanying notes are an integral part of these financial statements.

45

Statements of Changes in Net Assets

	Nationwide Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$425,065	$865,685
Net realized gains/(losses) from investments	(1,043,677)	39,049,186
Net change in unrealized appreciation/(depreciation) from investments	14,450,146	(6,689,010)

Change in net assets resulting from operations	13,831,534	33,225,861

Distributions to Shareholders From:
Net investment income:
Class A	(44,146)	(24,814)
Class B (a)	–	–
Class C	–	–
Class R (b)	–	(331)
Institutional Service Class	(42,097)	(2,338)
Institutional Class	(817,914)	(256,324)
Net realized gains:
Class A	(5,251,662)	(2,153,432)
Class B (a)	–	(113,850)
Class C	(1,050,943)	(405,993)
Class R (b)	(90,232)	(37,076)
Institutional Service Class	(3,234,089)	(181,177)
Institutional Class	(29,288,668)	(12,873,160)

Change in net assets from shareholder distributions	(39,819,751)	(16,048,495)

Change in net assets from capital transactions	40,999,197	17,674,951

Change in net assets	15,010,980	34,852,317

Net Assets:
Beginning of period	209,115,269	174,262,952

End of period	$224,126,249	$209,115,269

Accumulated undistributed net investment income at end of period	$120,411	$599,503

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$7,263,929	$12,251,133
Proceeds from shares issued from class conversion	–	1,153,894
Dividends reinvested	5,058,103	1,994,217
Cost of shares redeemed	(4,441,788)	(13,180,082)

Total Class A Shares	7,880,244	2,219,162

Class B Shares (a)
Proceeds from shares issued	–	16,099
Dividends reinvested	–	110,268
Cost of shares redeemed in class conversion	–	(1,153,894)
Cost of shares redeemed	–	(60,934)

Total Class B Shares	–	(1,088,461)

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

46

Statements of Changes in Net Assets (Continued)

	Nationwide Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class C Shares
Proceeds from shares issued	$1,501,417	$1,265,058
Dividends reinvested	773,051	298,076
Cost of shares redeemed	(301,655)	(1,117,673)

Total Class C Shares	1,972,813	445,461

Class R Shares (b)
Proceeds from shares issued	96,608	372,044
Dividends reinvested	394	162
Cost of shares redeemed	(2,400)	(30,592)

Total Class R Shares	94,602	341,614

Institutional Service Class Shares
Proceeds from shares issued	7,906,075	15,069,863
Dividends reinvested	3,133,717	183,515
Cost of shares redeemed	(3,519,490)	(2,169,755)

Total Institutional Service Class Shares	7,520,302	13,083,623

Institutional Class Shares
Proceeds from shares issued	2,356,748	6,201,243
Dividends reinvested	29,242,640	12,735,702
Cost of shares redeemed	(8,068,152)	(16,263,393)

Total Institutional Class Shares	23,531,236	2,673,552

Change in net assets from capital transactions	$40,999,197	$17,674,951

SHARE TRANSACTIONS:
Class A Shares
Issued	673,247	998,740
Issued in class conversion	—	98,157
Reinvested	503,294	179,336
Redeemed	(387,362)	(1,088,329)

Total Class A Shares	789,179	187,904

Class B Shares (a)
Issued	—	1,614
Reinvested	—	11,474
Redeemed in class conversion	—	(113,754)
Redeemed	—	(6,113)

Total Class B Shares	—	(106,779)

Class C Shares
Issued	166,108	122,971
Reinvested	93,251	31,017
Redeemed	(33,063)	(110,221)

Total Class C Shares	226,296	43,767

(a)	Effective February 21, 2014, Class B Shares were converted into Class A Shares.
(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

47

Statements of Changes in Net Assets (Continued)

	Nationwide Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R Shares (b)
Issued	9,659	32,108
Reinvested	40	15
Redeemed	(211)	(2,601)

Total Class R Shares	9,488	29,522

Institutional Service Class Shares
Issued	669,002	1,190,689
Reinvested	297,882	15,903
Redeemed	(298,041)	(173,281)

Total Institutional Service Class Shares	668,843	1,033,311

Institutional Class Shares
Issued	202,523	502,911
Reinvested	2,792,425	1,107,452
Redeemed	(691,087)	(1,304,457)

Total Institutional Class Shares	2,303,861	305,906

Total change in shares	3,997,667	1,493,631

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

48

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$12.70	0.01	0.61	0.62	(0.02)	(2.43)	(2.45)	–	$10.87	6.45%		$32,602,089	0.96%	0.16%	1.17%	45.00%
Year Ended October 31, 2014 (f)	$11.74	0.03	2.02	2.05	(0.01)	(1.08)	(1.09)	–	$12.70	18.85%	(g)	$28,072,969	0.92%	0.22%	1.21%	159.77%
Year Ended October 31, 2013 (f)	$9.43	0.04	2.31	2.35	(0.04)	–	(0.04)	–	$11.74	24.89%		$23,726,994	0.84%	0.35%	1.21%	114.74%
Year Ended October 31, 2012 (f)	$8.76	–	0.67	0.67	–	–	–	–	$9.43	7.65%		$19,431,586	0.92%	(0.01)%	1.28%	147.27%
Year Ended October 31, 2011 (f)	$8.03	(0.04)	0.77	0.73	–	–	–	–	$8.76	9.09%		$14,990,932	1.28%	(0.44)%	1.32%	178.77%
Year Ended October 31, 2010 (f)	$6.56	(0.01)	1.48	1.47	–	–	–	–	$8.03	22.49%		$12,031,334	1.32%	(0.08)%	1.33%	148.92%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$10.91	(0.03)	0.49	0.46	–	(2.43)	(2.43)	–	$8.94	5.95%		$5,799,045	1.76%	(0.64)%	1.97%	45.00%
Year Ended October 31, 2014 (f)	$10.28	(0.06)	1.77	1.71	–	(1.08)	(1.08)	–	$10.91	18.11%		$4,605,215	1.68%	(0.54)%	1.97%	159.77%
Year Ended October 31, 2013 (f)	$8.29	(0.03)	2.02	1.99	–	–	–	–	$10.28	24.00%		$3,891,666	1.55%	(0.37)%	1.91%	114.74%
Year Ended October 31, 2012 (f)	$7.75	(0.06)	0.60	0.54	–	–	–	–	$8.29	6.97%		$2,890,888	1.61%	(0.70)%	1.97%	147.27%
Year Ended October 31, 2011 (f)	$7.16	(0.09)	0.68	0.59	–	–	–	–	$7.75	8.24%		$1,041,641	2.02%	(1.19)%	2.06%	178.77%
Year Ended October 31, 2010 (f)	$5.89	(0.05)	1.32	1.27	–	–	–	–	$7.16	21.56%		$642,450	2.07%	(0.82)%	2.07%	148.92%

Class R Shares (h)
Six Months Ended April 30, 2015 (f) (Unaudited)	$12.57	(0.01)	0.60	0.59	–	(2.43)	(2.43)	–	$10.73	6.24%		$499,906	1.30%	(0.17)%	1.51%	45.00%
Year Ended October 31, 2014 (f)	$11.65	(0.02)	2.03	2.01	(0.01)	(1.08)	(1.09)	–	$12.57	18.59%		$466,380	1.31%	(0.19)%	1.60%	159.77%
Year Ended October 31, 2013 (f)	$9.36	0.02	2.28	2.30	(0.01)	–	(0.01)	–	$11.65	24.61%		$88,479	1.05%	0.24%	1.42%	114.74%
Year Ended October 31, 2012 (f)	$8.71	(0.02)	0.67	0.65	–	–	–	–	$9.36	7.46%		$177,069	1.14%	(0.23)%	1.50%	147.27%
Year Ended October 31, 2011 (f)	$8.01	(0.07)	0.77	0.70	–	–	–	–	$8.71	8.74%		$107,360	1.66%	(0.78)%	1.70%	178.77%
Year Ended October 31, 2010 (f)	$6.57	(0.03)	1.47	1.44	–	–	–	–	$8.01	21.77%		$198,483	1.73%	(0.48)%	1.74%	148.92%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$13.19	0.01	0.64	0.65	(0.03)	(2.43)	(2.46)	–	$11.38	6.46%		$21,352,768	0.88%	0.24%	1.09%	45.00%
Year Ended October 31, 2014 (f)	$12.14	0.03	2.11	2.14	(0.01)	(1.08)	(1.09)	–	$13.19	18.99%		$15,921,009	0.85%	0.27%	1.11%	159.77%
Year Ended October 31, 2013 (f)	$9.75	0.05	2.37	2.42	(0.03)	–	(0.03)	–	$12.14	24.92%		$2,105,662	0.80%	0.48%	1.16%	114.74%
Period Ended October 31, 2012 (f)(i)	$8.95	0.02	0.78	0.80	–	–	–	–	$9.75	8.94%		$41,688,164	0.80%	0.21%	1.16%	147.27%

Institutional Class Shares (j)
Six Months Ended April 30, 2015 (f) (Unaudited)	$13.17	0.03	0.64	0.67	(0.07)	(2.43)	(2.50)	–	$11.34	6.64%		$163,872,441	0.65%	0.48%	0.86%	45.00%
Year Ended October 31, 2014 (f)	$12.10	0.07	2.10	2.17	(0.02)	(1.08)	(1.10)	–	$13.17	19.31%		$160,049,696	0.61%	0.53%	0.90%	159.77%
Year Ended October 31, 2013 (f)	$9.75	0.07	2.38	2.45	(0.10)	–	(0.10)	–	$12.10	25.23%		$143,352,461	0.55%	0.65%	0.92%	114.74%
Year Ended October 31, 2012 (f)	$9.03	0.03	0.69	0.72	–	–	–	–	$9.75	7.97%		$125,314,953	0.65%	0.27%	1.00%	147.27%
Year Ended October 31, 2011 (f)	$8.25	(0.02)	0.81	0.79	(0.01)	–	(0.01)	–	$9.03	9.54%		$127,243,832	1.03%	(0.17)%	1.07%	178.77%
Year Ended October 31, 2010 (f)	$6.74	0.01	1.51	1.52	(0.01)	–	(0.01)	–	$8.25	22.59%		$128,687,698	1.07%	0.19%	1.07%	148.92%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	For the period from December 1, 2011 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of November 30, 2011 through October 31, 2012.
(j)	Effective August 1, 2012, Class D Shares were renamed Institutional Class Shares.

The accompanying notes are an integral part of these financial statements.

49

Fund Overview	Nationwide Herndon Mid Cap Value Fund

Asset Allocation†

Common Stocks	95.7%
Other assets in excess of liabilities	4.3%
100.0%

Top Industries††

Chemicals	10.9%
Diversified Financial Services	8.5%
Real Estate Investment Trusts (REITs)	7.1%
Capital Markets	6.7%
Health Care Providers & Services	6.4%
Energy Equipment & Services	6.4%
Technology Hardware, Storage & Peripherals	5.7%
Information Technology Services	5.5%
Specialty Retail	5.4%
Machinery	5.0%
Other Industries	32.4%
100.0%

Top Holdings††

Cigna Corp.	3.8%
AES Corp. (The)	3.3%
Ross Stores, Inc.	3.2%
RPC, Inc.	3.2%
Atwood Oceanics, Inc.	3.2%
CF Industries Holdings, Inc.	3.1%
Herbalife Ltd.	3.1%
McGraw Hill Financial, Inc.	3.1%
CBOE Holdings, Inc.	3.1%
Western Digital Corp.	3.0%
Other Holdings	67.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

50

Shareholder Expense Example	Nationwide Herndon Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Herndon Mid Cap Value Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,031.60	6.04	1.20
	Hypothetical	(a)(b)	1,000.00	1,018.84	6.01	1.20
Class C Shares	Actual	(a)	1,000.00	1,028.40	9.81	1.95
	Hypothetical	(a)(b)	1,000.00	1,015.12	9.74	1.95
Institutional Service Class Shares	Actual	(a)	1,000.00	1,033.70	4.79	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Institutional Class Shares	Actual	(a)	1,000.00	1,033.40	4.79	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

51

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks 95.7%

	Shares	Market Value

Aerospace & Defense 2.3%
Rockwell Collins, Inc.	1,206	$117,380

Airlines 2.2%
Copa Holdings SA, Class A	1,019	112,997

Capital Markets 6.4%
Eaton Vance Corp.	2,377	97,647
Federated Investors, Inc., Class B	4,121	141,763
Waddell & Reed Financial, Inc., Class A	1,870	92,228

		331,638

Chemicals 10.5%
Celanese Corp., Series A	1,547	102,659
CF Industries Holdings, Inc.	531	152,647
Eastman Chemical Co.	573	43,674
Huntsman Corp.	4,453	102,642
NewMarket Corp.	307	137,198

		538,820

Communications Equipment 2.2%
Harris Corp.	1,442	115,706

Containers & Packaging 1.0%
Packaging Corp. of America	723	50,024

Diversified Financial Services 8.1%
CBOE Holdings, Inc.	2,679	150,747
McGraw Hill Financial, Inc.	1,460	152,278
Moody’s Corp.	1,070	115,047

		418,072

Energy Equipment & Services 6.1%
Atwood Oceanics, Inc.	4,695	156,719
RPC, Inc.	10,063	160,102

		316,821

Health Care Providers & Services 6.1%
AmerisourceBergen Corp.	1,122	128,245
Cigna Corp.	1,514	188,705

		316,950

Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	12,170	161,252

Information Technology Services 5.3%
DST Systems, Inc.	1,291	148,568
Western Union Co. (The)	6,027	122,228

		270,796

Insurance 0.9%
RenaissanceRe Holdings Ltd.	464	47,555

Common Stocks (continued)

	Shares	Market Value

Leisure Products 2.3%
Polaris Industries, Inc.	875	$119,840

Machinery 4.8%
Graco, Inc.	1,840	131,781
Toro Co. (The)	1,701	114,035

		245,816

Multiline Retail 2.5%
Family Dollar Stores, Inc.	1,671	130,572

Oil, Gas & Consumable Fuels 1.2%
Whiting Petroleum Corp.*	1,668	63,234

Personal Products 3.5%
Herbalife Ltd.*	3,676	152,627
Nu Skin Enterprises, Inc., Class A	487	27,540

		180,167

Pharmaceuticals 0.9%
Endo International PLC*	542	45,563

Real Estate Investment Trusts (REITs) 6.8%
American Capital Agency Corp.	4,984	102,845
Apartment Investment & Management Co., Class A	3,161	119,264
CBL & Associates Properties, Inc.	7,106	127,979

		350,088

Real Estate Management & Development 2.4%
CBRE Group, Inc., Class A*	3,288	126,062

Road & Rail 1.7%
Landstar System, Inc.	1,363	84,929

Software 2.4%
Symantec Corp.	4,948	123,329

Specialty Retail 5.1%
Bed Bath & Beyond, Inc.*	1,485	104,633
Ross Stores, Inc.	1,623	160,482

		265,115

Technology Hardware, Storage & Peripherals 5.5%
Lexmark International, Inc., Class A	2,968	131,750
Western Digital Corp.	1,526	149,151

		280,901

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	1,465	55,978

52

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance 1.3%
Nationstar Mortgage Holdings, Inc.*	2,630	$66,013

Total Investments (cost $4,725,293) (a) — 95.7%		4,935,618

Other assets in excess of liabilities — 4.3%		221,032

NET ASSETS — 100.0%		$5,156,650

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

53

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund
Assets:
Investments, at value (cost $4,725,293)	$4,935,618
Cash	187,176
Dividends receivable	3,511
Receivable for capital shares issued	943
Receivable for investment advisory fees	15,754
Prepaid offering costs	8,630
Prepaid expenses	37,329

Total Assets	5,188,961

Liabilities:
Accrued expenses and other payables:
Fund administration fees	6,456
Distribution fees	118
Administrative servicing fees	2,488
Accounting and transfer agent fees	723
Trustee fees	314
Custodian fees	677
Compliance program costs (Note 3)	44
Professional fees	13,638
Printing fees	7,850
Other	3

Total Liabilities	32,311

Net Assets	$5,156,650

Represented by:
Capital	$5,070,150
Accumulated undistributed net investment income	13,042
Accumulated net realized losses from investments	(136,867)
Net unrealized appreciation/(depreciation) from investments	210,325

Net Assets	$5,156,650

Net Assets:
Class A Shares	$146,841
Class C Shares	107,174
Institutional Service Class Shares	4,800,445
Institutional Class Shares	102,190

Total	$5,156,650

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	14,422
Class C Shares	10,581
Institutional Service Class Shares	472,472
Institutional Class Shares	10,059

Total	507,534

54

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.18
Class C Shares (b)	$10.13
Institutional Service Class Shares	$10.16
Institutional Class Shares	$10.16
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.80

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

55

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$49,895
Interest income	132

Total Income	50,027

EXPENSES:
Offering costs	25,608
Investment advisory fees	18,567
Fund administration fees	41,951
Distribution fees Class A	160
Distribution fees Class C	514
Administrative servicing fees Class A	2
Administrative servicing fees Class C	1
Administrative servicing fees Institutional Service Class	70
Registration and filing fees	36,020
Professional fees	10,989
Printing fees	5,969
Custodian fees	296
Accounting and transfer agent fees	2,118
Compliance program costs (Note 3)	2
Other	1,374

Total expenses before earnings credit and expenses reimbursed	143,641

Earnings credit (Note 4)	(27)
Expenses reimbursed by adviser (Note 3)	(119,343)

Net Expenses	24,271

NET INVESTMENT INCOME	25,756

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(116,818)
Net change in unrealized appreciation/(depreciation) from investments	256,015

Net realized/unrealized gains from investments	139,197

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$164,953

The accompanying notes are an integral part of these financial statements.

56

Statements of Changes in Net Assets

	Nationwide Herndon Mid Cap Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period ended October 31, 2014 (a)
Operations:
Net investment income	$25,756	$7,495
Net realized losses from investments	(116,818)	(20,049)
Net change in unrealized appreciation/(depreciation) from investments	256,015	(45,690)

Change in net assets resulting from operations	164,953	(58,244)

Distributions to Shareholders From:
Net investment income:
Class A	(136)	–
Class C	–	–
Institutional Service Class	(22,913)	–
Institutional Class	(548)	–

Change in net assets from shareholder distributions	(23,597)	–

Change in net assets from capital transactions	57,238	5,016,300

Change in net assets	198,594	4,958,056

Net Assets:
Beginning of period	4,958,056	–

End of period	$5,156,650	$4,958,056

Accumulated undistributed net investment income at end of period	$13,042	$10,883

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$27,837	$116,300
Dividends reinvested	136	–
Cost of shares redeemed	–	–

Total Class A Shares	27,973	116,300

Class C Shares
Proceeds from shares issued	5,804	100,000
Dividends reinvested	–	–
Cost of shares redeemed	–	–

Total Class C Shares	5,804	100,000

Institutional Service Class Shares
Proceeds from shares issued	–	4,700,000
Dividends reinvested	22,913	–
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	22,913	4,700,000

Institutional Class Shares
Proceeds from shares issued	–	100,000
Dividends reinvested	548	–
Cost of shares redeemed	–	–

Total Institutional Class Shares	548	100,000

Change in net assets from capital transactions	$57,238	$5,016,300

(a)	For the period from July 1, 2014 (commencement of operations) through October 31, 2014.

57

Statements of Changes in Net Assets (Continued)

	Nationwide Herndon Mid Cap Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period ended October 31, 2014 (a)
SHARE TRANSACTIONS:
Class A Shares
Issued	2,777	11,630
Reinvested	15	–
Redeemed	–	–

Total Class A Shares	2,792	11,630

Class C Shares
Issued	581	10,000
Reinvested	–	–
Redeemed	–	–

Total Class C Shares	581	10,000

Institutional Service Class Shares
Issued	–	470,000
Reinvested	2,472	–
Redeemed	–	–

Total Institutional Service Class Shares	2,472	470,000

Institutional Class Shares
Issued	–	10,000
Reinvested	59	–
Redeemed	–	–

Total Institutional Class Shares	59	10,000

Total change in shares	5,904	501,630

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from July 1, 2014 (commencement of operations) through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

58

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Herndon Mid Cap Value Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.88	0.04	0.27	0.31	(0.01)	(0.01)	$10.18	3.16%	$146,841	1.20%	0.80%	6.01%	12.98%
Period Ended October 31, 2014 (f)(g)	$10.00	0.01	(0.13)	(0.12)	–	–	$9.88	(1.20%)	$114,859	1.35%	0.26%	6.39%	12.97%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.85	–	0.28	0.28	–	–	$10.13	2.84%	$107,174	1.95%	0.07%	6.77%	12.98%
Period Ended October 31, 2014 (f)(g)	$10.00	(0.02)	(0.13)	(0.15)	–	–	$9.85	(1.50%)	$98,514	2.10%	(0.53%)	7.07%	12.97%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.88	0.05	0.28	0.33	(0.05)	(0.05)	$10.16	3.37%	$4,800,445	0.95%	1.07%	5.77%	12.98%
Period Ended October 31, 2014 (f)(g)	$10.00	0.02	(0.14)	(0.12)	–	–	$9.88	(1.20%)	$4,645,786	1.10%	0.47%	6.07%	12.97%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.89	0.05	0.27	0.32	(0.05)	(0.05)	$10.16	3.34%	$102,190	0.95%	1.07%	5.77%	12.98%
Period Ended October 31, 2014 (f)(g)	$10.00	0.02	(0.13)	(0.11)	–	–	$9.89	(1.10%)	$98,897	0.95%	0.62%	5.92%	12.97%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from July 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of June 30, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

59

Fund Overview	Nationwide Small Company Growth Fund

Asset Allocation†

Common Stocks	96.0%
Repurchase Agreement	3.5%
Mutual Fund	0.4%
Other assets in excess of liabilities	0.1%
100.0%

Top Industries††

Software	33.6%
Health Care Equipment & Supplies	18.1%
Electronic Equipment, Instruments & Components	10.8%
Health Care Technology	8.8%
Machinery	6.7%
Biotechnology	4.4%
Life Sciences Tools & Services	4.3%
Chemicals	3.0%
Internet Software & Services	2.7%
Semiconductors & Semiconductor Equipment	2.5%
Other Industries*	5.1%
100.0%

Top Holdings††

Blackbaud, Inc.	5.0%
Tyler Technologies, Inc.	4.7%
Manhattan Associates, Inc.	4.6%
Cognex Corp.	4.4%
Incyte Corp.	4.4%
Abaxis, Inc.	4.1%
ACI Worldwide, Inc.	4.0%
FEI Co.	3.9%
Cantel Medical Corp.	3.8%
Medidata Solutions, Inc.	3.8%
Other Holdings*	57.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

60

Shareholder Expense Example	Nationwide Small Company Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Company Growth Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,041.50	6.88	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Institutional Service Class Shares	Actual	(a)	1,000.00	1,042.10	6.03	1.19
	Hypothetical	(a)(b)	1,000.00	1,018.89	5.96	1.19

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

61

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 96.0%

	Shares	Market Value

Biotechnology 4.4%
Incyte Corp.*	11,139	$1,082,265

Chemicals 3.0%
Balchem Corp.	14,226	745,727

Electronic Equipment, Instruments & Components 10.8%
Cognex Corp.*	24,146	1,083,914
Dolby Laboratories, Inc., Class A	2,603	104,797
DTS, Inc.*	11,717	420,054
FEI Co.	12,741	961,436
FLIR Systems, Inc.	3,332	102,926

		2,673,127

Energy Equipment & Services 1.2%
CARBO Ceramics, Inc. (a)	1,339	59,224
Geospace Technologies Corp.*	10,852	234,403

		293,627

Health Care Equipment & Supplies 18.0%
Abaxis, Inc.	15,726	1,006,464
Cantel Medical Corp.	21,091	944,666
Cyberonics, Inc.*	6,598	401,884
Meridian Bioscience, Inc.	33,024	585,185
Neogen Corp.*	18,725	834,012
Quidel Corp.*	29,099	678,007

		4,450,218

Health Care Technology 8.8%
MedAssets, Inc.*	33,265	673,284
Medidata Solutions, Inc.*	17,417	930,590
Quality Systems, Inc.	14,238	222,042
Vocera Communications, Inc.*	30,101	342,850

		2,168,766

Internet Software & Services 2.7%
NIC, Inc.	39,060	664,020

Life Sciences Tools & Services 4.3%
Bio-Techne Corp.	8,621	827,271
Bruker Corp.*	11,900	225,624

		1,052,895

Machinery 6.7%
Dynamic Materials Corp.	13,478	180,470
Proto Labs, Inc.*	8,875	621,250
Sun Hydraulics Corp.	21,659	842,752

		1,644,472

Semiconductors & Semiconductor Equipment 2.5%
Diodes, Inc.*	23,146	618,461

Software 33.6%
ACI Worldwide, Inc.*	42,239	972,764
American Software, Inc., Class A	37,681	365,882

Common Stocks (continued)

	Shares	Market Value

Software (continued)
ANSYS, Inc.*	9,767	$838,399
Blackbaud, Inc.	24,203	1,222,978
Ellie Mae, Inc.*	1,373	75,515
Guidewire Software, Inc.*	5,110	255,244
Manhattan Associates, Inc.*	21,742	1,142,760
NetScout Systems, Inc.* (a)	20,777	853,935
Nuance Communications, Inc.*	7,428	113,871
PROS Holdings, Inc.*	23,593	524,472
Rovi Corp.*	6,754	125,017
SolarWinds, Inc.*	13,038	635,994
Tyler Technologies, Inc.*	9,534	1,162,671

		8,289,502

Total Common Stocks (cost $21,594,078)		23,683,080

Mutual Fund 0.4%
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (b)(c)	88,612	88,612

Total Mutual Fund (cost $88,612)		88,612

Repurchase Agreement 3.5%

	Principal Amount

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $862,405, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $879,651. (c)(d)	$862,403	862,403

Total Repurchase Agreement (cost $862,403)		862,403

Total Investments (cost $22,545,093) (e) — 99.9%		24,634,095

Other assets in excess of liabilities — 0.1%		27,384

NET ASSETS — 100.0%		$24,661,479

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $931,497.

(b)	Represents 7-day effective yield as of April 30, 2015.

62

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $951,015.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

63

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Small Company Growth Fund
Assets:
Investments, at value* (cost $21,682,690)	$23,771,692
Repurchase agreement, at value (cost $862,403)	862,403

Total Investments, at value (total cost $22,545,093)	24,634,095

Cash	1,010,067
Dividends receivable	6,999
Security lending income receivable	723
Receivable for capital shares issued	28,059
Prepaid expenses	15,536

Total Assets	25,695,479

Liabilities:
Payable for investments purchased	38,885
Payable for capital shares redeemed	3,356
Payable upon return of securities loaned (Note 2)	951,015
Accrued expenses and other payables:
Investment advisory fees	7,689
Fund administration fees	7,158
Distribution fees	316
Administrative servicing fees	5,121
Accounting and transfer agent fees	403
Trustee fees	620
Custodian fees	357
Compliance program costs (Note 3)	19
Professional fees	13,107
Printing fees	5,859
Other	95

Total Liabilities	1,034,000

Net Assets	$24,661,479

Represented by:
Capital	$21,555,584
Accumulated distributions in excess of net investment loss	(52,249)
Accumulated net realized gains from investments	1,069,142
Net unrealized appreciation/(depreciation) from investments	2,089,002

Net Assets	$24,661,479

Net Assets:
Class A Shares	$1,474,217
Institutional Service Class Shares	23,187,262

Total	$24,661,479

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	115,183
Institutional Service Class Shares	1,802,571

Total	1,917,754

*	Includes value of securities on loan of $931,497 (Note 2).

64

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Small Company Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.80
Institutional Service Class Shares	$12.86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$13.58

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

65

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Small Company Growth Fund
INVESTMENT INCOME:
Dividend income	$99,348
Income from securities lending (Note 2)	3,184
Interest income	531

Total Income	103,063

EXPENSES:
Investment advisory fees	117,103
Fund administration fees	41,725
Distribution fees Class A	1,968
Administrative servicing fees Class A	1,335
Administrative servicing fees Institutional Service Class	30,051
Registration and filing fees	11,170
Professional fees	12,128
Printing fees	5,285
Trustee fees	36
Custodian fees	561
Accounting and transfer agent fees	2,003
Compliance program costs (Note 3)	41
Other	2,654

Total expenses before expenses reimbursed	226,060

Expenses reimbursed by adviser (Note 3)	(70,748)

Net Expenses	155,312

NET INVESTMENT LOSS	(52,249)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,195,865
Net change in unrealized appreciation/(depreciation) from investments	(12,572)

Net realized/unrealized gains from investments	1,183,293

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,131,044

The accompanying notes are an integral part of these financial statements.

66

Statements of Changes in Net Assets

	Nationwide Small Company Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment loss	$(52,249)	$(220,829)
Net realized gains from investments	1,195,865	7,067,443
Net change in unrealized appreciation/(depreciation) from investments	(12,572)	(4,639,656)

Change in net assets resulting from operations	1,131,044	2,206,958

Distributions to Shareholders From:
Net investment income:
Class A	–	(1,021)
Institutional Service Class	–	(1,714)
Net realized gains:
Class A	(417,743)	(2,284)
Institutional Service Class	(6,533,717)	(148,801)

Change in net assets from shareholder distributions	(6,951,460)	(153,820)

Change in net assets from capital transactions	3,721,555	(34,997,413)

Change in net assets	(2,098,861)	(32,944,275)

Net Assets:
Beginning of period	26,760,340	59,704,615

End of period	$24,661,479	$26,760,340

Accumulated distributions in excess of net investment loss at end of period	$(52,249)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$625,964	$2,149,115
Dividends reinvested	417,020	3,251
Cost of shares redeemed	(729,895)	(1,408,885)

Total Class A Shares	313,089	743,481

Institutional Service Class Shares
Proceeds from shares issued	3,033,382	8,911,451
Dividends reinvested	6,533,717	150,178
Cost of shares redeemed	(6,158,633)	(44,802,523)

Total Institutional Service Class Shares	3,408,466	(35,740,894)

Change in net assets from capital transactions	$3,721,555	$(34,997,413)

67

Statements of Changes in Net Assets (Continued)

	Nationwide Small Company Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A Shares
Issued	46,249	131,217
Reinvested	34,868	200
Redeemed	(55,906)	(87,104)

Total Class A Shares	25,211	44,313

Institutional Service Class Shares
Issued	228,951	549,302
Reinvested	544,023	9,225
Redeemed	(471,933)	(2,746,213)

Total Institutional Service Class Shares	301,041	(2,187,686)

Total change in shares	326,252	(2,143,373)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

68

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Company Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Loss to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$16.77	(0.04)	0.43	0.39	–	(4.36)	(4.36)	$12.80	4.15%	$1,474,217	1.36%	(0.58)%	1.91%	4.66%
Year Ended October 31, 2014 (f)	$16.00	(0.12)	0.95	0.83	(0.02)	(0.04)	(0.06)	$16.77	5.22%	$1,508,497	1.26%	(0.71)%	1.56%	10.89%
Year Ended October 31, 2013 (f)	$11.26	(0.11)	5.03	4.92	(0.03)	(0.15)	(0.18)	$16.00	44.46%	$730,412	1.20%	(0.81)%	2.46%	4.05%
Period Ended October 31, 2012 (f)(g)	$10.00	(0.06)	1.32	1.26	–	–	–	$11.26	12.50%	$24,561	1.19%	(0.73)%	8.37%	9.58%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$16.82	(0.03)	0.43	0.40	–	(4.36)	(4.36)	$12.86	4.21%	$23,187,262	1.19%	(0.39)%	1.73%	4.66%
Year Ended October 31, 2014 (f)	$15.99	(0.07)	0.94	0.87	–	(0.04)	(0.04)	$16.82	5.47%	$25,251,843	0.97%	(0.41)%	1.26%	10.89%
Year Ended October 31, 2013 (f)	$11.27	(0.06)	5.01	4.95	(0.08)	(0.15)	(0.23)	$15.99	44.70%	$58,974,203	0.94%	(0.44)%	2.12%	4.05%
Period Ended October 31, 2012 (f)(g)	$10.00	(0.04)	1.31	1.27	–	–	–	$11.27	12.70%	$4,599,272	0.94%	(0.48)%	7.38%	9.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from January 4, 2012 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of January 3, 2012 through October 31, 2012.

The accompanying notes are an integral part of these financial statements.

69

Fund Overview	Nationwide U.S. Small Cap Value Fund

Asset Allocation†

Common Stocks	99.9%
Repurchase Agreement	3.4%
Mutual Fund	0.4%
Right††	0.0%
Warrants††	0.0%
Liabilities in excess of other assets	(3.7)%
100.0%

Top Industries†††

Banks	10.1%
Insurance	9.5%
Electronic Equipment, Instruments & Components	4.8%
Specialty Retail	4.2%
Semiconductors & Semiconductor Equipment	3.8%
Oil, Gas & Consumable Fuels	3.7%
Health Care Providers & Services	3.5%
Machinery	3.4%
Energy Equipment & Services	3.4%
Commercial Services & Supplies	2.8%
Other Industries*	50.8%
100.0%

Top Holdings†††

JetBlue Airways Corp.	0.6%
Graham Holdings Co., Class B	0.6%
Community Health Systems, Inc.	0.5%
SYNNEX Corp.	0.5%
PartnerRe Ltd.	0.5%
Dillard’s, Inc., Class A	0.5%
Waste Connections, Inc.	0.5%
Skechers U.S.A., Inc., Class A	0.5%
RenaissanceRe Holdings Ltd.	0.5%
Helen of Troy Ltd.	0.5%
Other Holdings*	94.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

70

Shareholder Expense Example	Nationwide U.S. Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide U.S. Small Cap Value Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,029.50	7.40	1.47
	Hypothetical	(a)(b)	1,000.00	1,017.50	7.35	1.47
Class C Shares	Actual	(a)	1,000.00	1,025.50	11.00	2.19
	Hypothetical	(a)(b)	1,000.00	1,013.93	10.94	2.19
Institutional Service Class Shares	Actual	(a)	1,000.00	1,029.40	6.74	1.34
	Hypothetical	(a)(b)	1,000.00	1,018.15	6.71	1.34
Institutional Class Shares	Actual	(a)	1,000.00	1,030.90	5.49	1.09
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.46	1.09

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

71

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.9%

	Shares	Market Value

Aerospace & Defense 1.8%
AAR Corp.	7,515	$227,253
CPI Aerostructures, Inc.*	1,172	12,798
Cubic Corp.	2,299	113,984
DigitalGlobe, Inc.*	14,495	466,304
Ducommun, Inc.*	2,494	75,818
Engility Holdings, Inc.	5,302	147,767
Exelis, Inc.	21,355	523,625
Kratos Defense & Security Solutions, Inc.*	19,461	106,452
LMI Aerospace, Inc.*	1,878	21,203
Moog, Inc., Class A*	1,560	109,013
National Presto Industries, Inc.	200	12,516
Orbital ATK, Inc.	7,496	548,407
SIFCO Industries, Inc.	425	6,192
Sparton Corp.*	1,053	27,136
Triumph Group, Inc.	6,988	413,969

		2,812,437

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	12,644	117,842
Atlas Air Worldwide Holdings, Inc.*	6,677	325,437
Hub Group, Inc., Class A*	7,012	279,779
XPO Logistics, Inc.*	444	21,534

		744,592

Airlines 1.3%
Copa Holdings SA, Class A	2,472	274,120
Hawaiian Holdings, Inc.*	17,790	410,593
JetBlue Airways Corp.*	49,412	1,014,428
Republic Airways Holdings, Inc.*	13,806	168,986
SkyWest, Inc.	8,410	114,797

		1,982,924

Auto Components 1.0%
Cooper Tire & Rubber Co.	8,201	348,460
Cooper-Standard Holding, Inc.*	626	38,198
Dana Holding Corp.	11,786	254,224
Federal-Mogul Holdings Corp.*	20,434	263,599
Fuel Systems Solutions, Inc.*	4,655	51,670
Modine Manufacturing Co.*	9,040	111,102
Motorcar Parts of America, Inc.*	1,013	29,610
Remy International, Inc.	560	12,460
Shiloh Industries, Inc.*	1,847	21,481
Spartan Motors, Inc.	7,133	33,596
Standard Motor Products, Inc.	5,312	200,794
Stoneridge, Inc.*	7,026	84,593
Strattec Security Corp.	442	33,181
Superior Industries International, Inc.	4,675	86,955
Sypris Solutions, Inc.	836	1,279

		1,571,202

Banks 10.4%
1st Source Corp.	3,845	119,656
Access National Corp.	576	10,886

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
American National Bankshares, Inc.	1,325	$29,826
Ameris Bancorp	2,280	56,977
AmeriServ Financial, Inc.	1,800	5,778
Arrow Financial Corp.	423	11,023
Associated Banc-Corp.	22,043	414,629
Banc of California, Inc.	1,616	20,038
BancFirst Corp.	1,384	79,884
Bancorp, Inc. (The)*	4,545	44,268
BancorpSouth, Inc.	10,890	263,647
Bank of Commerce Holdings	1,636	9,325
Bank of Kentucky Financial Corp. (The)	171	8,189
Banner Corp.	3,228	145,970
Bar Harbor Bankshares	424	14,929
BBCN Bancorp, Inc.	8,440	119,764
BCB Bancorp, Inc.	221	2,705
Berkshire Hills Bancorp, Inc.	5,839	163,550
BOK Financial Corp.	5,759	375,429
Boston Private Financial Holdings, Inc.	10,983	144,426
Bridge Bancorp, Inc.	435	10,992
Bridge Capital Holdings*	400	10,820
Bryn Mawr Bank Corp.	1,422	42,788
C&F Financial Corp.	177	6,206
Camden National Corp.	1,018	39,010
Capital Bank Financial Corp., Class A*	1,739	47,162
Capital City Bank Group, Inc.	2,100	29,547
Cardinal Financial Corp.	3,473	71,648
Cascade Bancorp*	800	3,856
Cathay General Bancorp	13,982	399,606
CenterState Banks, Inc.	4,190	50,950
Central Pacific Financial Corp.	2,550	58,395
Century Bancorp, Inc., Class A	429	16,572
Chemical Financial Corp.	2,144	66,250
City Holding Co. (a)	1,872	86,056
CoBiz Financial, Inc.	5,513	66,211
Columbia Banking System, Inc.	4,597	136,531
Community Bank System, Inc.	4,704	164,405
Community Bankers Trust Corp.*	300	1,338
Community Trust Bancorp, Inc.	2,544	81,612
Customers Bancorp, Inc.*	2,378	59,949
CVB Financial Corp.	9,657	151,132
Enterprise Bancorp, Inc.	332	7,125
Enterprise Financial Services Corp.	1,963	40,300
Fidelity Southern Corp.	1,343	22,562
Financial Institutions, Inc.	1,239	29,178
First Bancorp	2,007	32,574
First Bancorp, Inc.	1,541	25,704
First BanCorp, Puerto Rico*	24,289	145,977
First Busey Corp.	9,809	61,208
First Citizens BancShares, Inc., Class A	416	99,981
First Commonwealth Financial Corp.	27,767	250,458
First Community Bancshares, Inc.	4,898	82,090
First Connecticut Bancorp, Inc.	935	13,819
First Financial Bancorp	4,421	76,306

72

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
First Financial Corp.	2,217	$75,267
First Interstate BancSystem, Inc., Class A	1,951	52,794
First Merchants Corp.	7,005	158,103
First Midwest Bancorp, Inc.	8,912	152,395
First NBC Bank Holding Co.*	1,246	43,834
First South Bancorp, Inc.	1,350	11,300
FirstMerit Corp.	15,487	299,983
Flushing Financial Corp.	3,900	74,724
FNB Corp.	19,208	254,890
Fulton Financial Corp.	24,778	301,300
German American Bancorp, Inc.	1,605	45,919
Glacier Bancorp, Inc.	7,606	200,342
Great Southern Bancorp, Inc.	1,161	45,767
Guaranty Bancorp	1,040	16,370
Hancock Holding Co.	1,820	52,980
Hanmi Financial Corp.	5,805	123,530
Heartland Financial USA, Inc.	1,847	63,555
Heritage Commerce Corp.	4,960	44,194
Heritage Financial Corp.	809	13,672
Hilltop Holdings, Inc.*	3,994	80,319
HomeTrust Bancshares, Inc.*	1,026	16,047
Horizon Bancorp	587	13,706
Hudson Valley Holding Corp.	1,861	46,041
IBERIABANK Corp.	6,915	430,874
Independent Bank Corp.	3,028	115,506
International Bancshares Corp.	14,074	365,643
Lakeland Bancorp, Inc.	4,689	53,220
Lakeland Financial Corp.	1,660	64,823
LegacyTexas Financial Group, Inc.	3,427	87,217
LNB Bancorp, Inc.	1,100	19,778
Macatawa Bank Corp.	3,062	16,076
MainSource Financial Group, Inc.	4,606	88,666
MB Financial, Inc.	9,040	272,375
MBT Financial Corp.*	2,346	13,466
Mercantile Bank Corp.	1,351	26,777
Merchants Bancshares, Inc.	662	19,503
Metro Bancorp, Inc.	1,907	48,895
MidSouth Bancorp, Inc.	770	9,987
MidWestOne Financial Group, Inc.	67	1,960
National Bank Holdings Corp., Class A	4,154	78,926
National Penn Bancshares, Inc.	15,995	166,348
NBT Bancorp, Inc.	1,902	45,933
NewBridge Bancorp	2,450	19,723
Northrim BanCorp, Inc.	444	11,064
OFG Bancorp	11,383	160,386
Ohio Valley Banc Corp.	475	10,498
Old National Bancorp	12,983	177,348
Old Second Bancorp, Inc.*	1,500	8,828
Pacific Continental Corp.	1,758	22,678
Pacific Mercantile Bancorp*	1,000	7,190
Pacific Premier Bancorp, Inc.*	1,418	22,206
PacWest Bancorp	12,013	541,786
Park National Corp.	600	49,536

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Park Sterling Corp.	4,473	$29,969
Peapack Gladstone Financial Corp.	1,492	31,228
Penns Woods Bancorp, Inc.	343	14,951
Peoples Bancorp of North Carolina, Inc.	645	11,933
Peoples Bancorp, Inc.	2,725	63,193
Pinnacle Financial Partners, Inc.	6,100	290,665
Preferred Bank, Los Angeles	1,261	35,535
Premier Financial Bancorp, Inc.	658	9,798
PrivateBancorp, Inc.	12,137	449,919
Prosperity Bancshares, Inc.	1,111	59,261
Renasant Corp. (a)	5,104	151,640
Republic Bancorp, Inc., Class A	3,383	80,448
Republic First Bancorp, Inc.*	1,723	6,203
S&T Bancorp, Inc.	3,404	91,568
Sandy Spring Bancorp, Inc.	3,659	95,354
Seacoast Banking Corp. of Florida*	513	7,161
Sierra Bancorp	1,950	31,941
Simmons First National Corp., Class A	1,967	86,056
South State Corp.	1,957	132,528
Southern National Bancorp of Virginia, Inc.	49	578
Southwest Bancorp, Inc.	3,100	53,413
State Bank Financial Corp.	110	2,201
Sterling Bancorp	10,439	135,498
Stock Yards Bancorp, Inc.	1,452	50,530
Suffolk Bancorp	3,029	72,575
Sun Bancorp, Inc.*	293	5,547
Susquehanna Bancshares, Inc.	29,533	396,924
SVB Financial Group*	100	13,276
Synovus Financial Corp.	14,435	399,272
TCF Financial Corp.	21,883	342,688
Texas Capital Bancshares, Inc.*	4,956	260,983
Tompkins Financial Corp.	1,730	90,220
TowneBank	4,087	67,640
TriCo Bancshares	1,090	25,419
TriState Capital Holdings, Inc.*	2,427	30,338
Trustmark Corp.	7,620	181,356
UMB Financial Corp.	3,232	160,921
Umpqua Holdings Corp.	19,814	337,036
Union Bankshares Corp.	7,719	167,965
United Bankshares, Inc.	6,771	254,454
United Community Banks, Inc.	2,240	41,686
United Security Bancshares*	287	1,451
Univest Corp. of Pennsylvania	1,717	33,499
Valley National Bancorp	6,131	57,815
Washington Trust Bancorp, Inc.	2,038	75,447
Webster Financial Corp.	1,949	69,833
WesBanco, Inc.	5,256	165,617
West Bancorporation, Inc.	1,619	30,696
Wilshire Bancorp, Inc.	11,339	119,626
Wintrust Financial Corp.	10,763	524,589
Zions Bancorporation	25,728	729,003

		16,250,912

73

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Beverages 0.1%
Coca-Cola Bottling Co. Consolidated	840	$94,920
Craft Brew Alliance, Inc.*	2,481	32,625
MGP Ingredients, Inc.	4,229	59,375

		186,920

Biotechnology 0.3%
AMAG Pharmaceuticals, Inc.*	1,700	86,649
ArQule, Inc.*	2,846	5,834
Biota Pharmaceuticals, Inc.*	2,100	4,767
Emergent Biosolutions, Inc.*	8,785	260,827
Rigel Pharmaceuticals, Inc.*	9,148	38,970
Targacept, Inc.*	9,300	21,390

		418,437

Building Products 1.1%
Apogee Enterprises, Inc.	1,384	72,826
Gibraltar Industries, Inc.*	5,968	98,830
Griffon Corp.	13,926	234,096
Insteel Industries, Inc.	3,880	78,609
Owens Corning, Inc.	15,471	598,109
Quanex Building Products Corp.	9,727	187,731
Simpson Manufacturing Co., Inc.	6,618	216,938
Universal Forest Products, Inc.	2,710	149,917

		1,637,056

Capital Markets 0.8%
Actua Corp.*	3,407	49,299
Calamos Asset Management, Inc., Class A	4,093	50,630
Cowen Group, Inc., Class A*	35,110	196,265
Interactive Brokers Group, Inc., Class A	3,410	115,770
INTL. FCStone, Inc.*	1,664	53,414
Investment Technology Group, Inc.*	3,597	102,479
Janus Capital Group, Inc.	1,227	21,963
JMP Group LLC	3,774	29,060
KCG Holdings, Inc., Class A*	5,876	75,448
Legg Mason, Inc.	8,501	447,578
Oppenheimer Holdings, Inc., Class A	1,226	29,289
Piper Jaffray Cos.*	700	35,315
Safeguard Scientifics, Inc.*	1,866	33,569

		1,240,079

Chemicals 2.5%
A. Schulman, Inc.	5,552	235,682
American Vanguard Corp.	3,565	38,894
Axiall Corp.	8,783	358,347
Cabot Corp.	5,397	230,668
Calgon Carbon Corp.	7,109	157,749
Chase Corp.	918	32,874
Chemtura Corp.*	12,142	365,839
Codexis, Inc.*	1,324	5,799
Core Molding Technologies, Inc.*	1,940	42,447
Cytec Industries, Inc.	5,116	282,864
FutureFuel Corp.	4,447	48,339

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
H.B. Fuller Co.	6,707	$280,151
Hawkins, Inc.	1,432	56,492
Innophos Holdings, Inc.	1,898	100,290
Innospec, Inc.	3,301	144,254
KMG Chemicals, Inc.	1,276	37,361
Kraton Performance Polymers, Inc.*	4,878	109,950
Kronos Worldwide, Inc.	857	11,527
LSB Industries, Inc.*	1,598	67,771
Minerals Technologies, Inc.	4,564	309,120
Olin Corp.	16,972	501,183
OM Group, Inc.	5,533	166,211
OMNOVA Solutions, Inc.*	4,209	33,630
Trecora Resources*	2,453	29,436
Tredegar Corp.	2,671	54,675
Tronox Ltd., Class A	5,799	121,489
Zep, Inc.	702	13,956

		3,836,998

Commercial Services & Supplies 2.9%
ABM Industries, Inc.	14,604	468,058
ACCO Brands Corp.*	14,427	113,541
Acme United Corp.	200	3,690
AMREP Corp.*	216	1,119
ARC Document Solutions, Inc.*	6,278	53,614
Civeo Corp.	6,311	29,472
Courier Corp.	2,636	64,002
Covanta Holding Corp.	15,818	320,947
Ennis, Inc.	3,361	51,692
Fuel Tech, Inc.*	2,542	6,787
G&K Services, Inc., Class A	1,200	84,720
InnerWorkings, Inc.*	4,148	26,257
Intersections, Inc.* (a)	2,600	8,398
KAR Auction Services, Inc.	10,360	385,496
Kimball International, Inc., Class B	9,688	98,043
Matthews International Corp., Class A	3,333	161,751
McGrath RentCorp	4,030	133,433
Mobile Mini, Inc.	9,458	364,511
Multi-Color Corp.	2,611	163,919
NL Industries, Inc.*	3,031	22,338
Quad/Graphics, Inc.	2,723	58,653
SP Plus Corp.*	1,553	35,346
Team, Inc.*	2,159	84,374
Tetra Tech, Inc.	12,588	341,261
TRC Cos., Inc.*	2,395	17,891
UniFirst Corp.	2,352	266,317
United Stationers, Inc.	5,258	213,527
Versar, Inc.*	2,487	9,227
Viad Corp.	6,406	170,207
Virco Manufacturing Corp.*	1,500	3,990
Waste Connections, Inc.	17,014	806,634

		4,569,215

74

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 1.4%
ADTRAN, Inc.	3,364	$55,876
ARRIS Group, Inc.*	10,434	351,365
Aviat Networks, Inc.*	7,678	8,753
Bel Fuse, Inc., Class B	2,019	41,450
Black Box Corp.	2,600	51,740
Communications Systems, Inc.	2,369	26,580
Comtech Telecommunications Corp.	3,510	101,439
Digi International, Inc.*	7,072	71,427
EchoStar Corp., Class A*	5,422	271,100
EMCORE Corp.*	3,875	21,119
Emulex Corp.*	30,281	242,854
Finisar Corp.*	10,768	218,913
Infinera Corp.*	8,300	156,040
NETGEAR, Inc.*	2,495	75,524
Novatel Wireless, Inc.*	6,524	39,535
Oclaro, Inc.* (a)	16,707	32,077
Optical Cable Corp.	300	1,212
PC-Tel, Inc.	1,200	9,480
Polycom, Inc.*	14,750	192,488
RELM Wireless Corp.*	2,881	19,015
ShoreTel, Inc.*	6,179	43,006
TESSCO Technologies, Inc.	1,910	48,266
Westell Technologies, Inc., Class A*	14,436	17,323

		2,096,582

Construction & Engineering 1.5%
AECOM*	19,307	609,329
Aegion Corp.*	8,058	148,428
Ameresco, Inc., Class A*	4,900	32,928
Argan, Inc.	618	19,968
Comfort Systems USA, Inc.	4,488	92,857
Dycom Industries, Inc.*	6,300	289,674
EMCOR Group, Inc.	5,771	257,560
Furmanite Corp.*	2,078	15,169
Goldfield Corp. (The)*	3,969	6,628
Granite Construction, Inc.	900	31,239
Great Lakes Dredge & Dock Corp.*	18,191	105,508
HC2 Holdings, Inc.*	4,503	49,803
Integrated Electrical Services, Inc.*	1,457	11,962
Layne Christensen Co.* (a)	4,132	27,767
MasTec, Inc.*	993	17,814
MYR Group, Inc.*	5,695	166,977
Northwest Pipe Co.*	2,416	58,564
Orion Marine Group, Inc.*	7,050	59,361
Sterling Construction Co., Inc.*	3,017	13,245
Tutor Perini Corp.*	12,868	272,802

		2,287,583

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	49,500

Consumer Finance 0.4%
Asta Funding, Inc.*	2,269	19,060

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
Atlanticus Holdings Corp.*	1,995	$5,486
Cash America International, Inc.	5,300	137,376
Consumer Portfolio Services, Inc.*	1,523	9,732
Encore Capital Group, Inc.* (a)	2,812	113,717
Enova International, Inc.*	1,316	24,359
EZCORP, Inc., Class A*	5,930	54,556
First Marblehead Corp. (The)*	1,274	8,039
Green Dot Corp., Class A*	614	9,885
Imperial Holdings, Inc.*	2,381	15,905
Nelnet, Inc., Class A	4,237	189,691
QC Holdings, Inc.	37	75

		587,881

Containers & Packaging 1.0%
AptarGroup, Inc.	3,510	217,866
Bemis Co., Inc.	13,125	590,625
Greif, Inc., Class A	1,674	68,232
Myers Industries, Inc.	3,652	59,053
Sonoco Products Co.	12,132	542,179

		1,477,955

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,956	261,231
VOXX International Corp.*	5,943	56,637
Weyco Group, Inc.	618	17,613

		335,481

Diversified Consumer Services 1.5%
American Public Education, Inc.*	430	11,993
Apollo Education Group, Inc.*	1,172	19,672
Ascent Capital Group, Inc., Class A*	1,498	59,980
Bridgepoint Education, Inc.*	8,834	77,474
Career Education Corp.*	20,336	85,411
Carriage Services, Inc.	1,715	40,543
DeVry Education Group, Inc.	5,609	169,616
Graham Holdings Co., Class B	900	920,637
Houghton Mifflin Harcourt Co.*	916	20,940
K12, Inc.*	4,600	74,382
Lincoln Educational Services Corp.	2,317	5,097
Regis Corp.*	10,909	180,217
Service Corp. International	24,889	688,927
Steiner Leisure Ltd.*	400	19,296

		2,374,185

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	3,600	35,568
Marlin Business Services Corp.	1,601	31,972
NewStar Financial, Inc.*	6,586	75,739
PHH Corp.* (a)	11,592	291,191
PICO Holdings, Inc.*	6,104	109,933
Resource America, Inc., Class A	4,503	38,456

		582,859

75

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 0.5%
Atlantic Tele-Network, Inc.	1,555	$102,661
General Communication, Inc., Class A*	11,580	183,659
Hawaiian Telcom Holdco, Inc.*	2,026	53,365
IDT Corp., Class B	278	4,734
Iridium Communications, Inc.* (a)	7,904	80,384
Lumos Networks Corp.	2,013	28,464
Premiere Global Services, Inc.*	7,626	77,862
Vonage Holdings Corp.*	27,199	125,931
Windstream Holdings, Inc. (a)	12,806	149,576

		806,636

Electric Utilities 0.0%†
Genie Energy Ltd., Class B*	1,652	23,525

Electrical Equipment 1.1%
Allied Motion Technologies, Inc.	738	21,638
AZZ, Inc.	1,954	90,646
Encore Wire Corp.	3,906	175,809
EnerSys	6,126	415,956
Franklin Electric Co., Inc.	5,070	183,331
General Cable Corp.	1,284	20,942
Global Power Equipment Group, Inc.	1,629	19,792
GrafTech International Ltd.*	20,296	98,233
LSI Industries, Inc.	4,939	44,254
Orion Energy Systems, Inc.*	3,156	9,531
Powell Industries, Inc.	1,095	36,343
Preformed Line Products Co.	281	11,788
Regal Beloit Corp.	6,031	471,624
SL Industries, Inc.*	580	24,087
Thermon Group Holdings, Inc.*	1,368	31,833
Ultralife Corp.*	3,374	13,766
Vicor Corp.*	3,400	51,850

		1,721,423

Electronic Equipment, Instruments & Components 5.0%
Anixter International, Inc.*	1,200	84,720
Arrow Electronics, Inc.*	12,284	733,478
Avnet, Inc.	11,671	497,535
AVX Corp.	16,821	231,625
Benchmark Electronics, Inc.*	5,200	122,356
Checkpoint Systems, Inc.	8,356	86,568
Coherent, Inc.*	2,505	150,300
CTS Corp.	6,185	110,959
DTS, Inc.*	1,013	36,316
Echelon Corp.*	5,059	4,553
Electro Rent Corp.	5,979	64,812
Electro Scientific Industries, Inc.	5,246	29,902
Fabrinet*	2,629	47,611
Frequency Electronics, Inc.*	900	11,439
Gerber Scientific, Inc.* (b)	4,000	0
GSI Group, Inc.*	911	12,098
ID Systems, Inc.*	245	1,717
IEC Electronics Corp. *	1,140	4,731

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
II-VI, Inc.*	4,298	$76,461
Ingram Micro, Inc., Class A*	21,208	533,593
Insight Enterprises, Inc.*	8,590	245,846
Iteris, Inc.*	1,700	3,009
Jabil Circuit, Inc.	23,716	534,084
KEMET Corp.*	11,864	51,252
Key Tronic Corp.*	2,680	32,026
Kimball Electronics, Inc.*	7,266	92,932
Mercury Systems, Inc.*	8,683	119,912
Methode Electronics, Inc.	1,175	49,891
Multi-Fineline Electronix, Inc.*	2,600	60,788
Napco Security Technologies, Inc.*	1,850	9,935
Newport Corp.*	7,821	149,146
OSI Systems, Inc.*	2,266	152,298
PAR Technology Corp.*	1,700	6,970
Park Electrochemical Corp.	1,738	37,749
PC Connection, Inc.	2,400	58,296
PCM, Inc.*	3,273	32,305
Planar Systems, Inc.*	1,900	10,963
Plexus Corp.*	5,596	240,908
Radisys Corp.*	5,568	12,250
RF Industries Ltd.	443	1,830
Richardson Electronics Ltd.	2,700	23,976
Rofin-Sinar Technologies, Inc.*	6,775	160,297
Rogers Corp.*	2,587	188,101
Sanmina Corp.*	20,073	408,084
ScanSource, Inc.*	5,879	234,278
SMTC Corp.*	2,189	3,437
SYNNEX Corp.	11,003	841,730
Tech Data Corp.*	9,257	521,817
TTM Technologies, Inc.*	17,747	165,934
Viasystems Group, Inc.*	4,420	78,588
Vicon Industries, Inc.	371	575
Vishay Intertechnology, Inc.	30,628	388,363
Vishay Precision Group, Inc.*	2,246	32,050
Wayside Technology Group, Inc.	200	3,570
Wireless Telecom Group, Inc.*	5,122	11,422

		7,805,386

Energy Equipment & Services 3.5%
Atwood Oceanics, Inc.	6,178	206,222
Basic Energy Services, Inc.*	11,347	115,626
Bristow Group, Inc.	5,890	365,946
C&J Energy Services Ltd.*	6,638	115,833
Dawson Geophysical Co.*	5,561	31,642
ENGlobal Corp.*	1,900	3,078
Era Group, Inc.*	5,757	127,690
Exterran Holdings, Inc.	14,869	551,194
Gulf Island Fabrication, Inc.	3,273	43,171
GulfMark Offshore, Inc., Class A	5,722	85,887
Helix Energy Solutions Group, Inc.*	17,687	291,482
Hercules Offshore, Inc.* (a)	30,067	24,207
Hornbeck Offshore Services, Inc.*	6,751	154,260

76

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
ION Geophysical Corp.*	4,425	$10,089
Key Energy Services, Inc.*	23,625	57,645
Matrix Service Co.*	4,874	107,082
McDermott International, Inc.* (a)	18,281	95,975
Mitcham Industries, Inc.*	4,242	20,786
Nabors Industries Ltd.	5,681	94,873
Natural Gas Services Group, Inc.*	3,681	93,313
Newpark Resources, Inc.*	19,360	198,634
Nuverra Environmental Solutions, Inc.* (a)	150	609
Pacific Drilling SA*	9,233	43,118
Parker Drilling Co.*	32,999	123,746
Patterson-UTI Energy, Inc.	16,179	361,601
PHI, Inc., Non-Voting Shares*	2,915	91,327
Pioneer Energy Services Corp.*	10,270	76,512
Rowan Cos. PLC, Class A	13,125	278,119
SEACOR Holdings, Inc.*	4,636	336,852
Seventy Seven Energy, Inc.*	500	2,535
Superior Energy Services, Inc.	18,528	472,464
Tesco Corp.	9,448	121,501
TETRA Technologies, Inc.*	22,243	160,594
Tidewater, Inc. (a)	6,880	190,507
Unit Corp.*	10,135	353,103
Willbros Group, Inc.*	8,018	20,045

		5,427,268

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	7,317	312,363
Casey’s General Stores, Inc.	1,936	159,100
Ingles Markets, Inc., Class A	3,941	164,970
SpartanNash Co.	9,804	295,787
Village Super Market, Inc., Class A	817	26,087
Weis Markets, Inc.	3,145	139,481

		1,097,788

Food Products 2.6%
Alico, Inc.	847	39,614
B&G Foods, Inc.	1,981	60,223
Cal-Maine Foods, Inc. (a)	5,728	256,099
Darling Ingredients, Inc.*	17,555	239,801
Dean Foods Co.	19,750	320,938
Diamond Foods, Inc.*	1,473	41,303
Fresh Del Monte Produce, Inc. (a)	14,882	549,592
Ingredion, Inc.	8,658	687,445
John B. Sanfilippo & Son, Inc.	684	35,575
Landec Corp.*	5,776	82,077
Limoneira Co.	232	5,322
Omega Protein Corp.*	4,957	63,351
Pinnacle Foods, Inc.	13,813	560,117
Post Holdings, Inc.*	7,965	373,877
Sanderson Farms, Inc. (a)	2,842	213,491
Seaboard Corp.*	78	280,800
Seneca Foods Corp., Class A*	1,711	49,311

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Snyder’s-Lance, Inc.	4,506	$133,062

		3,991,998

Gas Utilities 0.5%
UGI Corp.	21,574	750,991

Health Care Equipment & Supplies 1.9%
Alere, Inc.*	13,445	638,369
Alphatec Holdings, Inc.*	4,920	6,986
Analogic Corp.	1,302	110,019
AngioDynamics, Inc.*	8,170	136,357
CONMED Corp.	2,647	132,959
CryoLife, Inc.	3,416	34,843
Cutera, Inc.*	1,161	15,813
Cynosure, Inc., Class A*	4,639	155,035
Digirad Corp.	1,500	6,315
Exactech, Inc.*	2,345	51,238
Greatbatch, Inc.*	2,835	152,863
Haemonetics Corp.*	4,552	184,493
Halyard Health, Inc.*	325	15,756
ICU Medical, Inc.*	854	72,052
Integra LifeSciences Holdings Corp.*	3,303	194,150
Invacare Corp.	10,801	216,776
Kewaunee Scientific Corp.	92	1,441
LeMaitre Vascular, Inc.	1,044	9,459
Merit Medical Systems, Inc.*	10,350	200,894
Misonix, Inc.*	600	7,818
Natus Medical, Inc.*	5,034	189,832
NuVasive, Inc.*	3,774	168,811
RTI Surgical, Inc.*	9,045	50,652
Symmetry Surgical, Inc.*	2,628	20,315
Tornier NV*	6,122	158,376

		2,931,622

Health Care Providers & Services 3.6%
Aceto Corp.	3,032	58,760
Addus HomeCare Corp.*	1,031	27,672
Almost Family, Inc.*	1,742	75,394
Amedisys, Inc.*	10,347	287,750
AMN Healthcare Services, Inc.*	773	17,632
Amsurg Corp.*	6,879	431,451
BioScrip, Inc.* (a)	10,685	50,220
BioTelemetry, Inc.*	350	2,803
Capital Senior Living Corp.*	793	20,753
Community Health Systems, Inc.*	15,900	853,512
Cross Country Healthcare, Inc.*	9,615	106,727
Ensign Group, Inc. (The)	2,603	109,612
Five Star Quality Care, Inc.*	11,300	48,025
Hanger, Inc.*	5,565	124,322
Healthways, Inc.*	6,807	118,442
IPC Healthcare, Inc.*	2,174	106,352
Kindred Healthcare, Inc.	14,154	324,834
LHC Group, Inc.*	4,529	145,200

77

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
LifePoint Hospitals, Inc.*	7,780	$582,566
Magellan Health, Inc.*	6,611	418,476
MedCath Corp.* (b)	2,115	0
Molina Healthcare, Inc.*	6,052	358,460
National HealthCare Corp.	1,300	82,290
Owens & Minor, Inc.	6,040	203,669
PDI, Inc.*	1,600	2,032
PharMerica Corp.*	4,637	132,896
Providence Service Corp. (The)*	320	13,606
Select Medical Holdings Corp.	21,613	314,469
SunLink Health Systems, Inc.*	700	1,064
Triple-S Management Corp., Class B*	6,848	128,195
Universal American Corp.*	21,648	216,264
VCA, Inc.*	4,365	222,484
WellCare Health Plans, Inc.*	1,023	79,211

		5,665,143

Health Care Technology 0.2%
Arrhythmia Research Technology, Inc.*	200	1,366
MedAssets, Inc.*	8,062	163,175
Omnicell, Inc.*	5,297	188,202

		352,743

Hotels, Restaurants & Leisure 2.2%
Ambassadors Group, Inc.*	201	577
Ark Restaurants Corp.	318	7,788
Belmond Ltd., Class A*	16,794	206,902
Biglari Holdings, Inc.*	511	186,776
BJ’s Restaurants, Inc.*	3,279	153,457
Bob Evans Farms, Inc.	1,572	67,627
Bravo Brio Restaurant Group, Inc.*	907	13,360
Churchill Downs, Inc.	1,471	175,299
DineEquity, Inc.	2,973	286,686
Dover Motorsports, Inc.	1,000	2,440
Eldorado Resorts, Inc.*	1,630	11,492
Frisch’s Restaurants, Inc.	373	10,541
Gaming Partners International Corp.*	341	3,778
International Speedway Corp., Class A	6,532	237,504
Isle of Capri Casinos, Inc.*	4,763	67,730
Life Time Fitness, Inc.*	5,288	378,092
Luby’s, Inc.*	3,390	17,967
Marcus Corp. (The)	2,900	56,173
Marriott Vacations Worldwide Corp.	5,756	473,201
Monarch Casino & Resort, Inc.*	1,893	34,642
RCI Hospitality Holdings, Inc.*	1,722	19,614
Red Lion Hotels Corp.*	1,000	7,000
Ruby Tuesday, Inc.*	16,029	116,691
Scientific Games Corp., Class A* (a)	1,077	13,646
SeaWorld Entertainment, Inc.	4,597	97,456
Speedway Motorsports, Inc.	6,047	138,476
Wendy’s Co. (The)	55,201	558,634

		3,343,549

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.7%
Bassett Furniture Industries, Inc.	1,614	$45,547
Cavco Industries, Inc.*	1,086	71,209
CSS Industries, Inc.	1,000	28,340
Dixie Group, Inc. (The)*	700	6,881
Emerson Radio Corp.	3,000	4,170
Ethan Allen Interiors, Inc.	3,428	83,026
Flexsteel Industries, Inc.	1,648	59,344
Helen of Troy Ltd.*	8,623	755,461
Hooker Furniture Corp.	2,384	60,673
KB Home (a)	1,674	24,256
La-Z-Boy, Inc.	8,142	213,402
Lifetime Brands, Inc.	2,956	43,010
M.D.C. Holdings, Inc.	7,182	192,765
M/I Homes, Inc.*	5,757	129,878
Meritage Homes Corp.*	5,800	248,066
NACCO Industries, Inc., Class A	1,371	67,151
Orleans Homebuilders, Inc.* (b)	1,500	0
Ryland Group, Inc. (The)	6,090	251,030
Skullcandy, Inc.*	7,551	81,626
Skyline Corp.*	1,050	3,759
Standard Pacific Corp.*	21,811	176,669
Stanley Furniture Co., Inc.*	2,120	5,703
Universal Electronics, Inc.*	1,902	102,594
William Lyon Homes, Class A*	1,684	36,459

		2,691,019

Household Products 0.1%
Central Garden & Pet Co.*	2,100	19,436
Central Garden & Pet Co., Class A*	6,539	64,082
Oil-Dri Corp. of America	461	15,130
Orchids Paper Products Co.	943	20,265
Spectrum Brands Holdings, Inc.	693	63,361

		182,274

Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	8,315	304,246

Information Technology Services 1.2%
Acxiom Corp.*	5,508	96,170
CACI International, Inc., Class A*	3,439	303,457
Ciber, Inc.*	15,843	55,926
Convergys Corp.	18,583	421,462
CoreLogic, Inc.*	7,800	305,058
CSG Systems International, Inc.	3,137	91,349
Datalink Corp.*	3,720	43,003
Edgewater Technology, Inc.*	400	2,820
ExlService Holdings, Inc.*	1,027	35,360
Global Cash Access Holdings, Inc.*	6,400	47,360
Hackett Group, Inc. (The)	8,020	76,992
ManTech International Corp., Class A	3,611	105,550
ModusLink Global Solutions, Inc.*	4,527	15,845
NCI, Inc., Class A	1,153	11,761
StarTek, Inc.*	2,764	22,554

78

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Sykes Enterprises, Inc.*	9,515	$238,160
TeleTech Holdings, Inc.	2,062	53,488

		1,926,315

Insurance 9.9%
Allied World Assurance Co. Holdings AG	12,828	527,744
Ambac Financial Group, Inc.*	5,108	117,535
American Equity Investment Life Holding Co.	14,026	378,001
American Financial Group, Inc.	11,885	751,132
American National Insurance Co.	2,668	266,960
AMERISAFE, Inc.	3,192	144,246
AmTrust Financial Services, Inc. (a)	1,336	79,452
Argo Group International Holdings Ltd.	3,796	185,966
Aspen Insurance Holdings Ltd.	12,632	590,293
Assurant, Inc.	11,838	727,563
Assured Guaranty Ltd.	21,908	569,389
Axis Capital Holdings Ltd.	13,729	714,732
Baldwin & Lyons, Inc., Class B	664	15,066
Citizens, Inc.* (a)	2,376	13,401
CNO Financial Group, Inc.	27,867	473,739
Donegal Group, Inc., Class A	4,202	63,492
EMC Insurance Group, Inc.	1,463	50,678
Employers Holdings, Inc.	3,741	91,318
Endurance Specialty Holdings Ltd.	6,239	376,711
Enstar Group Ltd.*	878	124,711
FBL Financial Group, Inc., Class A	2,316	134,953
Federated National Holding Co.	1,720	49,536
First Acceptance Corp.*	3,404	9,769
First American Financial Corp.	12,918	449,417
Global Indemnity PLC*	2,101	57,672
Greenlight Capital Re Ltd., Class A*	2,702	82,114
Hallmark Financial Services, Inc.*	3,425	37,949
Hanover Insurance Group, Inc. (The)	9,149	627,347
Horace Mann Educators Corp.	5,225	177,493
Independence Holding Co.	2,090	26,000
Investors Title Co.	330	24,361
Kemper Corp.	13,554	510,579
Maiden Holdings Ltd.	15,409	223,893
MBIA, Inc.*	27,618	241,658
Meadowbrook Insurance Group, Inc.	7,745	66,142
Montpelier Re Holdings Ltd.	4,370	166,541
National Interstate Corp.	1,478	41,414
National Western Life Insurance Co., Class A	223	53,433
Navigators Group, Inc. (The)*	2,405	187,710
Old Republic International Corp.	33,789	516,634
OneBeacon Insurance Group Ltd., Class A	1,800	27,144
PartnerRe Ltd.	6,493	831,104
Phoenix Cos., Inc. (The)*	919	31,347
ProAssurance Corp.	5,155	231,717
Reinsurance Group of America, Inc.	8,212	752,383
RenaissanceRe Holdings Ltd.	7,493	767,958
RLI Corp.	1,619	80,400
Safety Insurance Group, Inc.	2,402	139,676

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Selective Insurance Group, Inc.	6,719	$181,010
StanCorp Financial Group, Inc.	7,203	519,192
State Auto Financial Corp.	3,671	86,709
Stewart Information Services Corp.	6,309	230,279
Symetra Financial Corp.	22,081	524,424
United Fire Group, Inc.	5,098	152,277
Universal Insurance Holdings, Inc.	1,949	46,815
Validus Holdings Ltd.	11,817	494,305
White Mountains Insurance Group Ltd.	567	383,275

		15,426,759

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A*	6,313	66,729
EVINE Live, Inc.*	4,258	25,378
FTD Cos., Inc.*	5,619	160,366
Geeknet, Inc.*	840	7,560
Lands’ End, Inc.*	995	29,233
Liberty TripAdvisor Holdings, Inc., Series A*	2,623	77,929
Liberty Ventures, Series A*	299	12,462
Shutterfly, Inc.*	2,316	103,664

		483,321

Internet Software & Services 1.1%
AOL, Inc.*	11,184	446,242
Bankrate, Inc.*	7,233	89,689
Blucora, Inc.*	9,727	132,968
BroadVision, Inc.*	530	3,153
DHI Group, Inc.*	9,958	75,681
EarthLink Holdings Corp.	27,776	131,380
Internap Corp.*	6,047	56,842
IntraLinks Holdings, Inc.*	13,803	135,269
Limelight Networks, Inc.*	16,512	61,094
Marchex, Inc., Class B	5,787	24,595
Monster Worldwide, Inc.*	28,853	169,944
Perficient, Inc.*	4,670	96,342
QuinStreet, Inc.*	6,438	34,958
RealNetworks, Inc.*	8,708	57,212
Reis, Inc.	561	12,752
Support.com, Inc.*	3,456	5,460
TechTarget, Inc.*	2,129	23,036
TheStreet, Inc.	8,732	15,718
United Online, Inc.*	3,514	55,627
XO Group, Inc.*	7,450	121,137

		1,749,099

Leisure Products 0.3%
Arctic Cat, Inc.	1,298	46,066
Callaway Golf Co.	23,624	228,680
Escalade, Inc.	1,700	30,583
JAKKS Pacific, Inc.* (a)	744	4,963
Johnson Outdoors, Inc., Class A	910	28,665
LeapFrog Enterprises, Inc.*	12,323	27,850

79

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Products (continued)
Vista Outdoor, Inc.*	2,273	$99,466

		466,273

Life Sciences Tools & Services 0.2%
Affymetrix, Inc.*	22,911	277,910
Cambrex Corp.*	282	10,854
Harvard Bioscience, Inc.*	8,872	49,240

		338,004

Machinery 3.5%
Actuant Corp., Class A	3,889	92,636
AGCO Corp.	11,377	586,029
Alamo Group, Inc.	3,290	203,256
Albany International Corp., Class A	4,353	170,638
Altra Industrial Motion Corp.	2,145	56,564
American Railcar Industries, Inc.	3,556	188,610
Astec Industries, Inc.	4,508	189,697
Barnes Group, Inc.	9,800	392,980
Briggs & Stratton Corp.	11,092	216,849
CIRCOR International, Inc.	1,231	67,262
Columbus McKinnon Corp.	2,396	60,763
Douglas Dynamics, Inc.	3,542	77,039
Dynamic Materials Corp.	3,442	46,088
Eastern Co. (The)	399	7,964
EnPro Industries, Inc.	3,189	204,128
ESCO Technologies, Inc.	4,475	164,233
Federal Signal Corp.	8,450	132,834
FreightCar America, Inc.	1,066	27,812
Gencor Industries, Inc.*	499	4,676
Greenbrier Cos., Inc. (The) (a)	5,289	305,122
Hardinge, Inc.	3,600	38,736
Hurco Cos., Inc.	1,343	43,459
Hyster-Yale Materials Handling, Inc.	1,391	102,016
Kadant, Inc.	600	30,576
Key Technology, Inc.*	300	3,960
LB Foster Co., Class A	1,727	73,795
LS Starrett Co. (The), Class A	690	13,041
Lydall, Inc.*	2,211	59,343
Manitowoc Co., Inc. (The)	4,023	79,374
MFRI, Inc.*	700	4,151
Miller Industries, Inc.	3,923	87,797
Mueller Industries, Inc.	7,738	271,140
NN, Inc.	4,118	103,609
Oshkosh Corp.	6,041	325,247
PMFG, Inc.*	3,719	16,512
RBC Bearings, Inc.	1,457	106,346
Standex International Corp.*	168	13,586
Supreme Industries, Inc., Class A	1,565	12,238
Tecumseh Products Co.*	3,927	12,841
Titan International, Inc. (a)	7,730	80,315
TriMas Corp.*	3,659	103,074
Trinity Industries, Inc.	4,413	119,548
Twin Disc, Inc.	800	14,392

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Valmont Industries, Inc.	1,272	$160,297
Wabash National Corp.*	8,502	119,198
Watts Water Technologies, Inc., Class A	3,888	212,090
Woodward, Inc.	1,823	85,772

		5,487,633

Marine 0.2%
Baltic Trading Ltd.	6,604	9,378
Golden Ocean Group Ltd. (a)	7,701	38,351
International Shipholding Corp.	1,527	16,766
Matson, Inc.	6,764	273,942
Ultrapetrol (Bahamas) Ltd.* (a)	8,916	11,056

		349,493

Media 1.1%
A H Belo Corp., Class A	5,287	35,370
Ballantyne Strong, Inc.*	3,804	17,803
Carmike Cinemas, Inc.*	547	16,508
Central European Media Enterprises
Ltd., Class A* (a)	20,652	56,793
Cumulus Media, Inc., Class A*	33,273	75,862
E.W. Scripps Co. (The), Class A	16,908	393,787
Entercom Communications Corp.,
Class A*	7,800	92,664
Gray Television, Inc.*	18,869	250,203
Harte-Hanks, Inc.	15,557	105,632
Journal Media Group, Inc.*	4,992	46,377
Media General, Inc.*	4,890	82,592
Meredith Corp.	5,055	263,062
Orchard Enterprises, Inc.* (b)	200	0
Radio One, Inc., Class D*	7,300	26,061
Saga Communications, Inc., Class A	533	21,315
Salem Media Group, Inc.	4,000	19,520
Scholastic Corp.	1,234	50,150
Sizmek, Inc.*	5,632	39,199
Time, Inc.	8,072	184,284

		1,777,182

Metals & Mining 2.4%
AM Castle & Co.* (a)	5,579	21,870
Ampco-Pittsburgh Corp.	2,015	32,220
Carpenter Technology Corp.	2,033	87,927
Century Aluminum Co.*	12,804	165,044
Coeur Mining, Inc.* (a)	21,453	111,985
Commercial Metals Co.	16,252	269,783
Friedman Industries, Inc.	1,708	10,984
Haynes International, Inc.	1,062	47,227
Hecla Mining Co.	32,760	98,935
Kaiser Aluminum Corp. (a)	3,058	245,772
Materion Corp.	6,595	263,734
Noranda Aluminum Holding Corp.	8,038	26,847
Olympic Steel, Inc.	2,883	31,569
Reliance Steel & Aluminum Co.	9,271	600,019

80

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
RTI International Metals, Inc.*	6,559	$246,946
Schnitzer Steel Industries, Inc., Class A	6,514	113,474
Steel Dynamics, Inc.	32,100	710,373
SunCoke Energy, Inc.	14,908	261,337
Synalloy Corp.	400	5,908
TimkenSteel Corp.	1,610	46,996
United States Steel Corp. (a)	11,566	277,815
Universal Stainless & Alloy Products, Inc.*	2,462	51,702

		3,728,467

Multiline Retail 0.8%
Dillard’s, Inc., Class A	6,260	823,753
Fred’s, Inc., Class A	8,647	145,875
Gordmans Stores, Inc.*	2,434	17,719
J.C. Penney Co., Inc.* (a)	26,772	222,208

		1,209,555

Oil, Gas & Consumable Fuels 3.9%
Adams Resources & Energy, Inc.	928	43,245
Alon USA Energy, Inc.	11,971	192,613
Alpha Natural Resources, Inc.* (a)	47,977	38,861
Approach Resources, Inc.* (a)	3,447	30,230
Arch Coal, Inc.* (a)	17,118	16,676
Bill Barrett Corp.*	6,715	77,894
Bonanza Creek Energy, Inc.*	381	10,500
Callon Petroleum Co.*	12,330	110,230
Carrizo Oil & Gas, Inc.*	1,902	105,999
Clayton Williams Energy, Inc.* (a)	2,805	156,154
Cloud Peak Energy, Inc.*	10,788	70,014
Comstock Resources, Inc. (a)	13,801	74,111
Contango Oil & Gas Co.*	2,718	68,140
CVR Energy, Inc.	5,163	206,727
Delek US Holdings, Inc.	13,041	481,474
Denbury Resources, Inc.	21,886	192,816
DHT Holdings, Inc.	1,956	15,648
Emerald Oil, Inc.* (a)	13,319	8,524
Energy XXI Ltd. (a)	12,770	55,805
GasLog Ltd.	763	17,007
Gastar Exploration, Inc.*	7,400	26,862
Green Plains, Inc.	9,109	283,654
Kosmos Energy Ltd.*	31,589	308,941
LinnCo LLC (a)	1,400	17,850
Midstates Petroleum Co., Inc.* (a)	1,883	2,166
Newfield Exploration Co.*	16,389	643,104
Nordic American Tankers Ltd.	457	5,589
Northern Oil and Gas, Inc.* (a)	10,054	88,877
Overseas Shipholding Group, Inc., Class B*	3,400	11,526
PBF Energy, Inc., Class A	10,270	291,463
Peabody Energy Corp. (a)	28,065	132,748
Penn Virginia Corp.*	21,218	141,736
QEP Resources, Inc.	27	608
Renewable Energy Group, Inc.*	11,439	105,353
Rex Energy Corp.*	12,676	63,380

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Rosetta Resources, Inc.*	1,038	$23,698
RSP Permian, Inc.*	1,497	43,443
SandRidge Energy, Inc.* (a)	43,224	81,693
Scorpio Tankers, Inc.	15,518	144,938
Ship Finance International Ltd. (a)	9,817	154,716
Stone Energy Corp.*	11,501	196,322
Swift Energy Co.* (a)	7,500	22,650
Triangle Petroleum Corp.* (a)	25,328	151,208
VAALCO Energy, Inc.*	16,300	40,261
W&T Offshore, Inc. (a)	15,600	100,308
Warren Resources, Inc.*	20,727	22,385
Western Refining, Inc.	13,678	602,516
World Fuel Services Corp.	605	33,578
WPX Energy, Inc.*	23,545	323,744

		6,037,985

Paper & Forest Products 1.3%
Boise Cascade Co.*	3,139	108,923
Clearwater Paper Corp.*	2,700	172,719
Domtar Corp.	16,668	720,391
KapStone Paper and Packaging Corp.	12,954	362,064
Mercer International, Inc.*	9,600	137,280
P.H. Glatfelter Co.	5,872	145,626
Resolute Forest Products, Inc.*	12,249	188,880
Schweitzer-Mauduit International, Inc.	3,518	155,531

		1,991,414

Personal Products 0.1%
Inter Parfums, Inc.	1,134	34,224
Mannatech, Inc.*	180	3,476
Nutraceutical International Corp.*	2,121	41,359

		79,059

Pharmaceuticals 0.4%
Cumberland Pharmaceuticals, Inc.*	3,851	25,263
Impax Laboratories, Inc.*	3,500	158,410
Paratek Pharmaceuticals, Inc.	103	2,506
Prestige Brands Holdings, Inc.*	8,368	328,444
SciClone Pharmaceuticals, Inc.*	9,673	79,028

		593,651

Professional Services 1.6%
CBIZ, Inc.*	10,512	95,028
CDI Corp.	3,055	41,670
CRA International, Inc.*	1,679	49,027
Franklin Covey Co.*	3,598	67,067
FTI Consulting, Inc.*	9,462	388,983
GP Strategies Corp.*	3,669	119,573
Heidrick & Struggles International, Inc.	3,433	82,598
Hill International, Inc.*	5,280	20,328
Hudson Global, Inc.*	3,050	7,961
Huron Consulting Group, Inc.*	3,076	186,467
ICF International, Inc.*	4,900	188,650

81

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Kelly Services, Inc., Class A	11,298	$185,513
Korn/Ferry International	9,135	288,027
Mistras Group, Inc.*	2,616	46,983
Navigant Consulting, Inc.*	10,803	156,211
On Assignment, Inc.*	6,686	224,984
Pendrell Corp.*	15,303	16,680
RCM Technologies, Inc.	400	2,468
Resources Connection, Inc.	10,511	165,653
RPX Corp.*	3,385	52,671
Volt Information Sciences, Inc.*	1,900	23,408
VSE Corp.	1,299	92,411

		2,502,361

Real Estate Investment Trusts (REITs) 0.3%
Communications Sales & Leasing, Inc.*	15,367	462,251

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	7,464	302,143
AV Homes, Inc.*	2,103	33,185
Consolidated-Tomoka Land Co.	533	29,176
Forestar Group, Inc.*	6,786	100,161
FRP Holdings, Inc.*	468	16,249
Griffin Land & Nurseries, Inc.	535	16,746

		497,660

Road & Rail 1.9%
AMERCO	700	225,428
ArcBest Corp.	7,253	258,932
Avis Budget Group, Inc.*	2,093	113,315
Celadon Group, Inc.	3,854	99,587
Con-way, Inc.	7,832	321,895
Covenant Transportation Group, Inc., Class A *	1,851	56,400
Genesee & Wyoming, Inc., Class A*	3,275	304,411
Knight Transportation, Inc.	2,571	74,302
Marten Transport Ltd.	10,682	237,781
PAM Transportation Services, Inc.*	1,172	68,668
Patriot Transportation Holding, Inc.*	156	4,026
Roadrunner Transportation Systems, Inc.*	2,646	64,748
Ryder System, Inc.	7,358	701,659
Saia, Inc.*	3,270	133,253
USA Truck, Inc.*	1,450	35,612
Werner Enterprises, Inc.	9,675	259,967

		2,959,984

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	7,773	190,128
Alpha & Omega Semiconductor Ltd.*	1,600	13,104
Amkor Technology, Inc.*	13,948	98,054
ANADIGICS, Inc.*	6,380	8,422
Audience, Inc.* (a)	1,731	8,240
Axcelis Technologies, Inc.*	25,191	63,481
AXT, Inc.*	4,715	11,222

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	23,201	$249,643
Cascade Microtech, Inc.*	1,518	20,129
CEVA, Inc.*	1,028	21,280
Cirrus Logic, Inc.*	4,300	145,254
Cohu, Inc.	5,275	55,229
Cypress Semiconductor Corp.*	20,390	271,595
Diodes, Inc.*	5,923	158,263
DSP Group, Inc.*	3,913	44,530
Entegris, Inc.*	12,473	166,016
Entropic Communications, Inc.*	17,735	53,560
Exar Corp.*	2,224	21,951
Fairchild Semiconductor International, Inc.*	30,633	556,448
First Solar, Inc.*	3,982	237,606
GigOptix, Inc.*	427	636
GSI Technology, Inc.*	2,857	15,114
Integrated Device Technology, Inc.*	18,322	333,277
Integrated Silicon Solution, Inc.	7,289	135,211
Intersil Corp., Class A	26,055	347,834
IXYS Corp.	8,521	96,372
Kulicke & Soffa Industries, Inc.*	16,503	249,360
Lattice Semiconductor Corp.*	36,515	216,534
Microsemi Corp.*	9,180	306,245
MKS Instruments, Inc.	14,152	492,631
NeoPhotonics Corp.*	6,970	38,544
OmniVision Technologies, Inc.*	9,132	254,737
ON Semiconductor Corp.*	9,450	108,864
Pericom Semiconductor Corp.	5,847	73,204
Photronics, Inc.*	13,655	119,754
PMC-Sierra, Inc.*	14,492	122,168
Qorvo, Inc.*	1,909	125,822
Rubicon Technology, Inc.*	5,791	22,237
Rudolph Technologies, Inc.*	10,314	132,329
Sigma Designs, Inc.*	8,961	71,598
Silicon Laboratories, Inc.*	866	44,746
Tessera Technologies, Inc.	11,066	399,593
Ultra Clean Holdings, Inc.*	5,880	35,339
Ultratech, Inc.*	3,123	62,335
Xcerra Corp.*	1,296	12,740

		6,211,379

Software 1.0%
Aware, Inc.	1,965	8,253
BSQUARE Corp.*	700	2,954
EnerNOC, Inc.*	4,864	53,747
Epiq Systems, Inc.	6,249	111,920
ePlus, Inc.*	892	74,000
GSE Systems, Inc.*	2,512	3,768
Mentor Graphics Corp.	14,010	335,259
Progress Software Corp.*	5,347	141,161
Rovi Corp.*	19,914	368,608
Seachange International, Inc.*	5,351	35,905
Take-Two Interactive Software, Inc.*	9,369	222,045
TeleCommunication Systems, Inc., Class A*	14,283	44,563

82

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Telenav, Inc.*	2,119	$17,715
Zynga, Inc., Class A*	80,270	196,662

		1,616,560

Specialty Retail 4.3%
Aaron’s, Inc.	12,312	418,608
Abercrombie & Fitch Co., Class A	5,740	129,035
American Eagle Outfitters, Inc.	25,460	405,069
America’s Car-Mart, Inc.*	1,788	91,796
Ascena Retail Group, Inc.*	10,719	160,678
Barnes & Noble, Inc.*	16,595	363,430
bebe stores, inc.	22,178	73,409
Big 5 Sporting Goods Corp.	1,914	26,107
Books-A-Million, Inc.*	1,900	5,453
Brown Shoe Co., Inc.	7,063	209,771
Build-A-Bear Workshop, Inc.*	5,216	96,131
Cato Corp. (The), Class A	780	30,685
Chico’s FAS, Inc.	15,462	260,689
Children’s Place, Inc. (The)	2,853	173,063
Christopher & Banks Corp.*	6,160	36,590
Citi Trends, Inc.*	4,439	101,120
Conn’s, Inc.* (a)	300	8,391
Destination XL Group, Inc.*	7,900	38,473
Express, Inc.*	1,625	26,488
Finish Line, Inc. (The), Class A	5,036	123,533
GameStop Corp., Class A (a)	12,342	475,661
Genesco, Inc.*	2,503	169,178
Group 1 Automotive, Inc.	3,805	300,519
Guess?, Inc.	8,015	146,755
Haverty Furniture Cos., Inc.	4,796	102,922
hhgregg, Inc.*	6,217	35,561
Kirkland’s, Inc.*	2,446	58,068
MarineMax, Inc.*	7,037	155,377
Men’s Wearhouse, Inc. (The)	8,345	472,244
Murphy USA, Inc.*	1,175	76,763
New York & Co., Inc.*	7,295	18,456
Office Depot, Inc.*	16,871	155,551
Penske Automotive Group, Inc.	10,162	496,007
Pep Boys-Manny, Moe & Jack (The)*	12,500	114,500
Perfumania Holdings, Inc.*	220	1,201
Rent-A-Center, Inc.	12,897	381,751
Shoe Carnival, Inc.	5,581	145,720
Sonic Automotive, Inc., Class A	4,342	101,386
Stage Stores, Inc.	3,860	74,537
Stein Mart, Inc.	8,627	102,057
Systemax, Inc.*	3,470	36,262
Tandy Leather Factory, Inc.	1,309	11,087
Tilly’s, Inc., Class A*	900	12,006
Trans World Entertainment Corp.*	2,150	8,084
Vitamin Shoppe, Inc.*	3,913	163,876
West Marine, Inc.*	3,667	36,853
Zumiez, Inc.*	2,746	87,076

		6,717,977

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 0.9%
Astro-Med, Inc.	765	$10,748
Avid Technology, Inc.*	8,155	132,029
Electronics For Imaging, Inc.*	4,583	191,249
Hutchinson Technology, Inc.*	4,426	10,445
Imation Corp.*	6,274	25,661
Intevac, Inc.*	2,819	13,644
Lexmark International, Inc., Class A	8,866	393,562
QLogic Corp.*	19,088	280,594
Qumu Corp.*	1,201	16,586
Super Micro Computer, Inc.*	10,176	292,763
TransAct Technologies, Inc.	1,096	5,612

		1,372,893

Textiles, Apparel & Luxury Goods 1.2%
Charles & Colvard Ltd.*	3,368	4,311
Crocs, Inc.*	3,444	45,461
Culp, Inc.	1,828	47,254
Delta Apparel, Inc.*	158	1,939
G-III Apparel Group Ltd.*	429	47,696
Iconix Brand Group, Inc.*	11,845	311,642
Lakeland Industries, Inc.*	200	1,844
Movado Group, Inc.	3,816	111,732
Perry Ellis International, Inc.*	4,123	98,622
Rocky Brands, Inc.	1,932	43,354
Skechers U.S.A., Inc., Class A*	8,608	774,031
Superior Uniform Group, Inc.	1,724	29,308
Unifi, Inc.*	2,451	86,496
Wolverine World Wide, Inc.	8,607	264,493

		1,868,183

Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	22,703	298,998
Atlantic Coast Financial Corp.*	235	985
Bank Mutual Corp.	8,483	60,993
BankFinancial Corp.	4,079	52,211
BBX Capital Corp., Class A*	488	8,945
Brookline Bancorp, Inc.	19,194	206,719
Cape Bancorp, Inc.	600	5,820
Capitol Federal Financial, Inc.	22,999	275,988
Clifton Bancorp, Inc.	2,855	38,971
Dime Community Bancshares, Inc.	4,847	77,164
ESSA Bancorp, Inc.	1,116	14,341
EverBank Financial Corp.	11,528	214,075
Federal Agricultural Mortgage Corp., Class C	2,150	67,596
First Defiance Financial Corp.	1,726	60,410
First Financial Northwest, Inc.	4,800	57,120
First Place Financial Corp.* (b)	367	0
Flagstar Bancorp, Inc.*	9,056	155,582
Fox Chase Bancorp, Inc.	1,341	22,301
HF Financial Corp.	155	2,261
Hingham Institution for Savings	82	9,086
Home Bancorp, Inc.	983	21,282
HomeStreet, Inc.*	1,663	34,391

83

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
HopFed Bancorp, Inc.	12	$156
Hudson City Bancorp, Inc.	14,205	132,106
Louisiana Bancorp, Inc.	600	12,372
Meridian Bancorp, Inc.*	349	4,485
Meta Financial Group, Inc.	702	28,719
Northeast Community Bancorp, Inc.	300	2,277
Northfield Bancorp, Inc.	15,046	217,114
Northwest Bancshares, Inc.	12,876	158,503
OceanFirst Financial Corp.	2,296	38,527
Oneida Financial Corp.	845	16,520
Oritani Financial Corp.	5,415	80,683
People’s United Financial, Inc.	40,921	618,316
Provident Financial Holdings, Inc.	1,200	19,860
Provident Financial Services, Inc.	7,627	137,286
Pulaski Financial Corp.	573	7,575
Riverview Bancorp, Inc.	5,811	25,743
SI Financial Group, Inc.	1,087	13,120
Southern Missouri Bancorp, Inc.	598	11,284
Territorial Bancorp, Inc.	1,130	26,103
TrustCo Bank Corp.	12,974	86,537
United Community Financial Corp.	10,202	54,989
United Financial Bancorp, Inc.	6,168	78,642
Walker & Dunlop, Inc.*	3,358	64,272
Washington Federal, Inc.	20,793	449,129
Waterstone Financial, Inc.	3,065	39,048
Westfield Financial, Inc.	4,598	35,634
WSFS Financial Corp.	1,068	76,010

		4,120,249

Tobacco 0.1%
Alliance One International, Inc.*	25,394	33,520
Universal Corp.	3,217	151,296

		184,816

Trading Companies & Distributors 1.6%
Air Lease Corp.	13,272	512,697
Applied Industrial Technologies, Inc.	4,795	200,287
Beacon Roofing Supply, Inc.*	6,154	182,897
CAI International, Inc.*	3,088	73,556
GATX Corp.	5,996	326,182
Houston Wire & Cable Co.	5,159	48,701
Kaman Corp.	3,008	125,464
Lawson Products, Inc.*	1,726	40,475
MRC Global, Inc.*	7,229	105,543
Rush Enterprises, Inc., Class A*	7,111	185,882
TAL International Group, Inc.*	9,079	349,905
Titan Machinery, Inc.* (a)	5,779	84,662
Veritiv Corp.*	400	15,896
WESCO International, Inc.*	3,306	238,495
Willis Lease Finance Corp.*	606	11,514

		2,502,156

Common Stocks (continued)

	Shares	Market Value

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	1,900	$29,792

Water Utilities 0.0%†
Consolidated Water Co., Ltd. (a)	4,041	48,532

Wireless Telecommunication Services 0.5%
Boingo Wireless, Inc.*	3,704	30,595
Shenandoah Telecommunications Co.	4,390	151,280
Spok Holdings, Inc.	5,414	101,918
Telephone & Data Systems, Inc.	13,622	363,844
United States Cellular Corp.*	2,575	95,095

		742,732

Total Common Stocks (cost $128,019,469)		155,620,144

Right 0.0%†

	Number of Rights

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.* (b)	11,649	29,355

Total Right (cost $–)		29,355

Warrants 0.0%†

	Number of Warrants

Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc.* (b)(c)	60	$0

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	1,235	0

Total Warrants (cost $–)		0

Mutual Fund 0.4%

	Shares

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (d)(e)	551,069	551,069

Total Mutual Fund (cost $551,069)		551,069

84

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Repurchase Agreement 3.4%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $5,363,206, collateralized by U.S. Treasury Notes ranging from 0.25% - 1.75%, maturing 10/31/15 - 09/30/19; total market value $5,470,459. (e)(f)	$5,363,195	$5,363,195

Total Repurchase Agreement (cost $5,363,195)		5,363,195

Total Investments (cost $133,933,733) (g) — 103.7%		161,563,763

Liabilities in excess of other assets — (3.7%)		(5,767,981)

NET ASSETS — 100.0%		$155,795,782

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $5,066,991.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Represents 7-day effective yield as of April 30, 2015.

(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $5,914,264.

(f)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

85

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Assets:
Investments, at value* (cost $128,570,538)	$156,200,568
Repurchase agreement, at value (cost $5,363,195)	5,363,195

Total Investments, at value (total cost $133,933,733)	161,563,763

Cash	561,973
Dividends receivable	51,686
Security lending income receivable	14,795
Receivable for investments sold	556,686
Receivable for capital shares issued	123,540
Prepaid expenses	42,432

Total Assets	162,914,875

Liabilities:
Payable for investments purchased	298,831
Payable for capital shares redeemed	701,022
Payable upon return of securities loaned (Note 2)	5,914,264
Accrued expenses and other payables:
Investment advisory fees	123,493
Fund administration fees	10,060
Distribution fees	7,355
Administrative servicing fees	36,958
Accounting and transfer agent fees	3,866
Trustee fees	257
Custodian fees	981
Compliance program costs (Note 3)	42
Professional fees	17,870
Printing fees	4,007
Other	87

Total Liabilities	7,119,093

Net Assets	$155,795,782

Represented by:
Capital	$121,770,420
Accumulated undistributed net investment income	99,703
Accumulated net realized gains from investments	6,295,629
Net unrealized appreciation/(depreciation) from investments	27,630,030

Net Assets	$155,795,782

*	Includes value of securities on loan of $5,066,991 (Note 2).

86

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Net Assets:
Class A Shares	$19,242,464
Class C Shares	3,860,957
Institutional Service Class Shares	130,066,739
Institutional Class Shares	2,625,622

Total	$155,795,782

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,408,918
Class C Shares	295,044
Institutional Service Class Shares	9,465,328
Institutional Class Shares	188,501

Total	11,357,791

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.66
Class C Shares (b)	$13.09
Institutional Service Class Shares	$13.74
Institutional Class Shares	$13.93
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.49

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

87

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$1,263,914
Income from securities lending (Note 2)	59,348
Interest income	746
Foreign tax withholding	(369)

Total Income	1,323,639

EXPENSES:
Investment advisory fees	738,853
Fund administration fees	57,498
Distribution fees Class A	23,532
Distribution fees Class C	19,359
Administrative servicing fees Class A	11,887
Administrative servicing fees Class C	1,842
Administrative servicing fees Institutional Service Class	162,772
Registration and filing fees	26,263
Professional fees	15,489
Printing fees	6,725
Trustee fees	2,130
Custodian fees	3,203
Accounting and transfer agent fees	10,313
Compliance program costs (Note 3)	283
Other	4,515

Total expenses before expenses reimbursed	1,084,664

Expenses reimbursed by adviser (Note 3)	(17,574)

Net Expenses	1,067,090

NET INVESTMENT INCOME	256,549

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,157,629
Net change in unrealized appreciation/(depreciation) from investments	(1,761,155)

Net realized/unrealized gains from investments	4,396,474

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,653,023

The accompanying notes are an integral part of these financial statements.

88

Statements of Changes in Net Assets

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income/(loss)	$256,549	$(276,668)
Net realized gains from investments	6,157,629	19,186,097
Net change in unrealized appreciation/(depreciation) from investments	(1,761,155)	(6,505,084)

Change in net assets resulting from operations	4,653,023	12,404,345

Distributions to Shareholders From:
Net investment income:
Class A	(12,738)	–
Class C	–	–
Institutional Service Class	(96,513)	–
Institutional Class	(4,769)	–
Net realized gains:
Class A	(1,727,475)	(804,135)
Class C	(499,093)	(154,010)
Institutional Service Class	(16,357,590)	(6,903,756)
Institutional Class	(310,851)	(95,852)

Change in net assets from shareholder distributions	(19,009,029)	(7,957,753)

Change in net assets from capital transactions	13,897,470	(639,670)

Change in net assets	(458,536)	3,806,922

Net Assets:
Beginning of period	156,254,318	152,447,396

End of period	$155,795,782	$156,254,318

Accumulated undistributed net investment income/(loss) at end of period	$99,703	$(42,826)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$11,204,543	$18,279,302
Dividends reinvested	1,365,147	565,547
Cost of shares redeemed	(7,749,618)	(17,676,048)

Total Class A Shares	4,820,072	1,168,801

Class C Shares
Proceeds from shares issued	646,735	2,259,410
Dividends reinvested	362,499	114,427
Cost of shares redeemed	(796,175)	(767,726)

Total Class C Shares	213,059	1,606,111

Institutional Service Class Shares
Proceeds from shares issued	9,193,606	30,933,595
Dividends reinvested	15,849,697	6,861,768
Cost of shares redeemed	(16,541,126)	(41,646,140)

Total Institutional Service Class Shares	8,502,177	(3,850,777)

89

Statements of Changes in Net Assets (Continued)

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$594,667	$1,748,360
Dividends reinvested	315,620	95,852
Cost of shares redeemed	(548,125)	(1,408,017)

Total Institutional Class Shares	362,162	436,195

Change in net assets from capital transactions	$13,897,470	$(639,670)

SHARE TRANSACTIONS:
Class A Shares
Issued	843,782	1,208,982
Reinvested	108,286	38,525
Redeemed	(554,483)	(1,181,472)

Total Class A Shares	397,585	66,035

Class C Shares
Issued	49,887	154,142
Reinvested	29,958	8,019
Redeemed	(60,484)	(52,730)

Total Class C Shares	19,361	109,431

Institutional Service Class Shares
Issued	661,534	2,046,413
Reinvested	1,249,483	465,520
Redeemed	(1,213,591)	(2,728,143)

Total Institutional Service Class Shares	697,426	(216,210)

Institutional Class Shares
Issued	42,803	114,424
Reinvested	24,537	6,442
Redeemed	(39,305)	(92,561)

Total Institutional Class Shares	28,035	28,305

Total change in shares	1,142,407	(12,439)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

90

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide U.S. Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbur sements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.24	0.02	0.27	0.29	(0.01)	(1.86)	–	(1.87)	$13.66	2.95%	$19,242,464	1.47%	0.24%		1.49%	13.91%
Year Ended October 31, 2014 (f)	$14.86	(0.03)	1.19	1.16	–	(0.78)	–	(0.78)	$15.24	7.99%	$15,415,654	1.42%	(0.22%	)	1.46%	23.65%
Year Ended October 31, 2013 (f)	$11.02	–	4.12	4.12	(0.07)	(0.21)	–	(0.28)	$14.86	38.22%	$14,048,236	1.39%	–		1.44%	19.48%
Year Ended October 31, 2012 (f)	$9.93	0.02	1.35	1.37	–	(0.28)	–	(0.28)	$11.02	14.30%	$1,737,594	1.38%	0.20%		1.49%	11.76%
Year Ended October 31, 2011 (f)	$9.50	(0.02)	0.45	0.43	–	–	–	–	$9.93	4.53%	$1,770,283	1.38%	(0.21%	)	1.59%	17.88%
Year Ended October 31, 2010 (f)	$7.64	(0.02)	1.90	1.88	–	–	(0.02)	(0.02)	$9.50	24.59%	$102,698	1.36%	(0.18%	)	1.75%	20.25%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$14.73	(0.03)	0.25	0.22	–	(1.86)	–	(1.86)	$13.09	2.55%	$3,860,957	2.19%	(0.48%	)	2.21%	13.91%
Year Ended October 31, 2014 (f)	$14.48	(0.14)	1.17	1.03	–	(0.78)	–	(0.78)	$14.73	7.27%	$4,059,732	2.16%	(0.97%	)	2.19%	23.65%
Year Ended October 31, 2013 (f)	$10.75	(0.06)	4.00	3.94	–	(0.21)	–	(0.21)	$14.48	37.31%	$2,407,598	2.09%	(0.48%	)	2.14%	19.48%
Year Ended October 31, 2012 (f)	$9.76	(0.05)	1.32	1.27	–	(0.28)	–	(0.28)	$10.75	13.50%	$869,607	2.09%	(0.51%	)	2.20%	11.76%
Year Ended October 31, 2011 (f)	$9.41	(0.09)	0.44	0.35	–	–	–	–	$9.76	3.72%	$853,527	2.09%	(0.90%	)	2.29%	17.88%
Year Ended October 31, 2010 (f)	$7.60	(0.09)	1.90	1.81	–	–	–	–	$9.41	23.82%	$49,644	2.09%	(1.01%	)	2.42%	20.25%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.32	0.02	0.27	0.29	(0.01)	(1.86)	–	(1.87)	$13.74	2.94%	$130,066,739	1.34%	0.36%		1.36%	13.91%
Year Ended October 31, 2014 (f)	$14.92	(0.02)	1.20	1.18	–	(0.78)	–	(0.78)	$15.32	8.10%	$134,292,405	1.34%	(0.15%	)	1.37%	23.65%
Year Ended October 31, 2013 (f)	$11.06	0.05	4.09	4.14	(0.07)	(0.21)	–	(0.28)	$14.92	38.31%	$134,003,167	1.34%	0.37%		1.40%	19.48%
Year Ended October 31, 2012 (f)	$9.95	0.03	1.36	1.39	–	(0.28)	–	(0.28)	$11.06	14.47%	$94,130,117	1.34%	0.24%		1.45%	11.76%
Year Ended October 31, 2011 (f)	$9.53	–	0.42	0.42	–	–	–	–	$9.95	4.41%	$57,617,887	1.33%	(0.01%	)	1.57%	17.88%
Year Ended October 31, 2010 (f)	$7.65	(0.02)	1.91	1.89	–	–	(0.01)	(0.01)	$9.53	24.70%	$37,444,546	1.34%	(0.20%	)	1.67%	20.25%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$15.50	0.04	0.27	0.31	(0.02)	(1.86)	–	(1.88)	$13.93	3.09%	$2,625,622	1.09%	0.61%		1.11%	13.91%
Year Ended October 31, 2014 (f)	$15.05	0.02	1.21	1.23	–	(0.78)	–	(0.78)	$15.50	8.38%	$2,486,527	1.09%	0.10%		1.13%	23.65%
Year Ended October 31, 2013 (f)	$11.15	0.02	4.19	4.21	(0.10)	(0.21)	–	(0.31)	$15.05	38.68%	$1,988,395	1.09%	0.16%		1.13%	19.48%
Year Ended October 31, 2012 (f)	$10.01	0.05	1.37	1.42	–	(0.28)	–	(0.28)	$11.15	14.69%	$51,062	1.09%	0.49%		1.20%	11.76%
Year Ended October 31, 2011 (f)	$9.56	0.02	0.43	0.45	–	–	–	–	$10.01	4.71%	$44,459	1.09%	0.23%		1.33%	17.88%
Year Ended October 31, 2010 (f)	$7.67	0.01	1.91	1.92	–	–	(0.03)	(0.03)	$9.56	25.05%	$42,453	1.09%	0.07%		1.42%	20.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

91

Fund Overview	Nationwide Ziegler Equity Income Fund

Asset Allocation†

Common Stocks	98.4%
Repurchase Agreement	2.4%
Exchange Traded Fund	1.2%
Mutual Fund	0.3%
Liabilities in excess of other assets	(2.3)%
100.0%

Top Industries††

Banks	12.8%
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	10.5%
Real Estate Investment Trusts (REITs)	8.1%
Electric Utilities	5.5%
Insurance	5.1%
Aerospace & Defense	4.7%
Diversified Telecommunication Services	3.3%
Technology Hardware, Storage & Peripherals	3.1%
Industrial Conglomerates	2.8%
Other Industries*	33.6%
100.0%

Top Holdings††

Wells Fargo & Co.	4.1%
Johnson & Johnson	3.7%
Exxon Mobil Corp.	3.4%
ConocoPhillips	3.4%
Pfizer, Inc.	3.2%
Lockheed Martin Corp.	2.8%
General Electric Co.	2.8%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.6%
Eli Lilly & Co.	2.3%
Other Holdings*	69.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

92

Shareholder Expense Example	Nationwide Ziegler Equity Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Equity Income Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	1,020.00	4.76	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Class C Shares	Actual	(a)	1,000.00	1,016.60	8.45	1.69
	Hypothetical	(a)(b)	1,000.00	1,016.41	8.45	1.69
Institutional Service Class Shares	Actual	(a)	1,000.00	1,021.20	3.61	0.72
	Hypothetical	(a)(b)	1,000.00	1,021.22	3.61	0.72
Institutional Class Shares	Actual	(a)	1,000.00	1,021.70	3.06	0.61
	Hypothetical	(a)(b)	1,000.00	1,021.77	3.06	0.61

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

93

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.4%

	Shares	Market Value

Aerospace & Defense 4.8%
Boeing Co. (The)	68,415	$9,806,606
Lockheed Martin Corp.	77,992	14,553,307

		24,359,913

Airlines 1.2%
Copa Holdings SA, Class A (a)	55,256	6,127,338

Banks 13.1%
Fifth Third Bancorp	390,355	7,807,100
JPMorgan Chase & Co.	220,414	13,943,390
Park National Corp.	24,363	2,011,409
PNC Financial Services Group, Inc. (The)	123,399	11,319,390
U.S. Bancorp	167,616	7,185,698
Wells Fargo & Co.	389,804	21,478,200
WesBanco, Inc.	78,890	2,485,824

		66,231,011

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	103,897	7,748,638

Chemicals 2.2%
Dow Chemical Co. (The)	82,429	4,203,879
LyondellBasell Industries NV, Class A	68,306	7,071,037

		11,274,916

Commercial Services & Supplies 1.8%
Waste Management, Inc.	184,902	9,158,196

Communications Equipment 2.7%
Cisco Systems, Inc.	232,421	6,700,697
Harris Corp.	87,528	7,023,247

		13,723,944

Diversified Telecommunication Services 3.4%
AT&T, Inc.	179,725	6,225,674
Verizon Communications, Inc.	215,105	10,849,896

		17,075,570

Electric Utilities 5.6%
Edison International	152,680	9,304,319
Entergy Corp.	52,200	4,028,796
PPL Corp.	239,564	8,152,363
Westar Energy, Inc.	187,251	7,050,000

		28,535,478

Electronic Equipment, Instruments & Components 1.6%
AVX Corp.	289,171	3,981,885
TE Connectivity Ltd.	63,384	4,218,205

		8,200,090

Energy Equipment & Services 2.1%
Helmerich & Payne, Inc.	136,112	10,612,653

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	148,108	$6,875,173
Baxter International, Inc.	70,258	4,829,535

		11,704,708

Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	54,531	3,477,442
DineEquity, Inc.	55,780	5,378,865

		8,856,307

Household Durables 1.6%
Garmin Ltd.	174,006	7,863,331

Household Products 1.1%
Kimberly-Clark Corp.	50,486	5,537,809

Industrial Conglomerates 2.9%
General Electric Co.	534,624	14,477,618

Insurance 5.2%
ACE Ltd.	94,666	10,128,315
American Financial Group, Inc.	158,426	10,012,523
Travelers Cos., Inc. (The)	60,650	6,132,322

		26,273,160

Machinery 1.5%
Deere & Co.	57,291	5,185,981
Timken Co. (The)	55,565	2,183,149

		7,369,130

Media 2.4%
John Wiley & Sons, Inc., Class A	58,611	3,333,794
Regal Entertainment Group, Class A (a)	394,889	8,687,558

		12,021,352

Multiline Retail 1.6%
Target Corp.	100,118	7,892,302

Multi-Utilities 0.7%
Ameren Corp.	87,705	3,590,643

Oil, Gas & Consumable Fuels 10.7%
Chevron Corp.	121,209	13,461,472
ConocoPhillips	255,357	17,343,847
Exxon Mobil Corp.	199,116	17,396,765
Williams Cos., Inc. (The)	118,045	6,042,724

		54,244,808

Pharmaceuticals 10.7%
AbbVie, Inc.	58,248	3,766,316
Eli Lilly & Co.	162,864	11,705,036
Johnson & Johnson	193,921	19,236,963
Merck & Co., Inc.	45,386	2,703,190

94

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Pfizer, Inc.	492,948	$16,725,725

		54,137,230

Real Estate Investment Trusts (REITs) 8.3%
Annaly Capital Management, Inc.	539,649	5,434,265
Apartment Investment & Management Co., Class A	212,284	8,009,475
Chimera Investment Corp.	496,129	7,536,200
Duke Realty Corp.	133,955	2,653,649
Macerich Co. (The)	99,619	8,144,850
Weingarten Realty Investors	313,786	10,279,629

		42,058,068

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	169,568	5,519,439
Texas Instruments, Inc.	113,363	6,145,408

		11,664,847

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	75,119	9,401,143
Lexmark International, Inc., Class A	149,828	6,650,865

		16,052,008

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	107,880	4,122,095

Tobacco 1.4%
Altria Group, Inc.	137,103	6,862,005

Total Common Stocks (cost $475,590,235)		497,775,168

Exchange Traded Fund 1.2%
Equity Fund 1.2%
Vanguard Value ETF	67,988	5,763,343

Total Exchange Traded Fund (cost $5,682,052)		5,763,343

Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.13% (b)(c)	1,270,658	1,270,658

Total Mutual Fund (cost $1,270,658)		1,270,658

Repurchase Agreement 2.4%

	Principal Amount	Market Value

Royal Bank of Canada, 0.07%,dated 04/30/15, due 05/01/15, repurchase price $12,366,496, collateralized by U.S. Treasury Notes ranging from 0.25%-1.75%, maturing 10/31/15-09/30/19; total market value $12,613,802. (c)(d)	$12,366,472	$12,366,472

Total Repurchase Agreement (cost $12,366,472)		12,366,472

Total Investments (cost $494,909,417) (e) — 102.3%		517,175,641

Liabilities in excess of other assets — (2.3%)		(11,499,063)

NET ASSETS — 100.0%		$505,676,578

(a)	The security or a portion of this security is on loan at April 30, 2015. The total value of securities on loan at April 30, 2015 was $13,316,413.

(b)	Represents 7-day effective yield as of April 30, 2015.

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2015 was $13,637,130.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

95

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund
Assets:
Investments, at value* (cost $482,542,945)	$504,809,169
Repurchase agreement, at value (cost $12,366,472)	12,366,472

Total Investments, at value (total cost $494,909,417)	517,175,641

Cash	2,820,066
Dividends receivable	326,514
Security lending income receivable	1,644
Receivable for investments sold	4,546,158
Receivable for capital shares issued	93,385
Prepaid expenses	8,393

Total Assets	524,971,801

Liabilities:
Payable for investments purchased	5,064,530
Payable for capital shares redeemed	370,758
Payable upon return of securities loaned (Note 2)	13,637,130
Accrued expenses and other payables:
Investment advisory fees	174,885
Fund administration fees	14,352
Distribution fees	10,931
Administrative servicing fees	6,007
Accounting and transfer agent fees	1,859
Trustee fees	723
Custodian fees	2,458
Compliance program costs (Note 3)	68
Professional fees	8,037
Printing fees	3,452
Other	33

Total Liabilities	19,295,223

Net Assets	$505,676,578

Represented by:
Capital	$475,531,306
Accumulated undistributed net investment income	404,334
Accumulated net realized gains from investments	7,474,714
Net unrealized appreciation/(depreciation) from investments	22,266,224

Net Assets	$505,676,578

*	Includes value of securities on loan of $13,316,413 (Note 2).

96

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund
Net Assets:
Class A Shares	$23,344,423
Class C Shares	7,260,126
Institutional Service Class Shares	11,447,175
Institutional Class Shares	463,624,854

Total	$505,676,578

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,693,639
Class C Shares	531,019
Institutional Service Class Shares	827,562
Institutional Class Shares	33,511,674

Total	36,563,894

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.78
Class C Shares (b)	$13.67
Institutional Service Class Shares	$13.83
Institutional Class Shares	$13.83
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.62

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

97

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund
INVESTMENT INCOME:
Dividend income	$5,829,335
Income from securities lending (Note 2)	9,246
Interest income	1,628

Total Income	5,840,209

EXPENSES:
Investment advisory fees	954,357
Fund administration fees	80,868
Distribution fees Class A	29,959
Distribution fees Class C	33,796
Administrative servicing fees Class A	11,182
Administrative servicing fees Class C	2,686
Administrative servicing fees Institutional Service Class	5,918
Registration and filing fees	27,359
Professional fees	16,037
Printing fees	4,414
Trustee fees	5,013
Custodian fees	6,525
Accounting and transfer agent fees	9,094
Compliance program costs (Note 3)	675
Other	31,845

Total Expenses	1,219,728

NET INVESTMENT INCOME	4,620,481

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,186,577
Net change in unrealized appreciation/(depreciation) from investments	(9,846,395)

Net realized/unrealized gains from investments	1,340,182

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,960,663

The accompanying notes are an integral part of these financial statements.

98

Statements of Changes in Net Assets

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
Operations:
Net investment income	$4,620,481	$1,811,944	$3,786,208
Net realized gains from investments	11,186,577	144,544	4,918,720
Net change in unrealized appreciation/(depreciation) from investments	(9,846,395)	11,651,800	13,248,057

Change in net assets resulting from operations	5,960,663	13,608,288	21,952,985

Distributions to Shareholders From:
Net investment income:
Class A	(399,891)	(12,734)	(279,175)
Class B (b)	–	–	–
Class C	(89,410)	–	(34,306)
Institutional Service Class (c)	(196,762)	(9,549)	(124,486)
Institutional Class	(6,077,631)	(358,171)	(2,255,227	)(d)
Net realized gains:
Class A	(211,022)	–	–
Class C	(58,063)	–	–
Institutional Service Class (c)	(97,133)	–	–
Institutional Class	(2,822,317)	–	–

Change in net assets from shareholder distributions	(9,952,229)	(380,454)	(2,693,194)

Change in net assets from capital transactions	147,499,942	(719,072)	296,862,982

Change in net assets	143,508,376	12,508,762	316,122,773

Net Assets:
Beginning of period	362,168,202	349,659,440	33,536,667

End of period	$505,676,578	$362,168,202	$349,659,440

Accumulated undistributed net investment income at end of period	$404,334	$2,547,547	$1,116,057

CAPITAL TRANSACTIONS:
Class A Shares (Note 11)
Proceeds from shares issued	$2,229,837	$868,672	$6,141,187
Proceeds from shares issued from class conversion	–	–	1,017,949
Dividends reinvested	575,209	11,736	234,541
Cost of shares redeemed	(2,727,934)	(2,431,014)	(4,989,893)

Total Class A Shares	77,112	(1,550,606)	2,403,784

Class B Shares (Note 11) (b)
Proceeds from shares issued	–	–	–
Dividends reinvested	–	–	–
Cost of shares redeemed in class conversion	–	–	(1,017,949)
Cost of shares redeemed	–	–	(79,683)

Total Class B Shares	–	–	(1,097,632)

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

99

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class C Shares (Note 11)
Proceeds from shares issued	$1,186,857	$423,797	$1,980,691
Dividends reinvested	139,281	–	31,563
Cost of shares redeemed	(366,075)	(426,782)	(984,062)

Total Class C Shares	960,063	(2,985)	1,028,192

Institutional Service Class Shares (Note 11) (c)
Proceeds from shares issued	1,087,020	728,296	2,749,801
Dividends reinvested	243,177	7,749	103,574
Cost of shares redeemed	(942,858)	(214,478)	(2,284,497)

Total Institutional Service Class Shares	387,339	521,567	568,878

Institutional Class Shares
Proceeds from shares issued	161,693,447	5,684,267	297,702,325	(d)
Dividends reinvested	8,899,948	358,171	2,255,227	(d)
Cost of shares redeemed	(24,517,967)	(5,729,486)	(5,997,792	)(d)

Total Institutional Class Shares	146,075,428	312,952	293,959,760	(d)

Change in net assets from capital transactions	$147,499,942	$(719,072)	$296,862,982

SHARE TRANSACTIONS:
Class A Shares (Note 11)
Issued	159,634	64,388	481,875
Issued in class conversion	–	–	86,098
Reinvested	43,080	856	18,381
Redeemed	(196,024)	(179,864)	(385,630)

Total Class A Shares	6,690	(114,620)	200,724

Class B Shares (Note 11) (b)
Issued	–	–	–
Reinvested	–	–	–
Redeemed in class conversion	–	–	(85,852)
Redeemed	–	–	(6,754)

Total Class B Shares	–	–	(92,606)

Class C Shares (Note 11)
Issued	85,884	31,696	158,529
Reinvested	10,514	–	2,497
Redeemed	(26,522)	(31,686)	(77,197)

Total Class C Shares	69,876	10	83,829

(a)	For the period from August 1, 2014 through October 31, 2014.
(b)	Effective September 16, 2013, Class B Shares converted into Class A Shares.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

100

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (a)	Year Ended July 31, 2014
SHARE TRANSACTIONS: (continued)
Institutional Service Class Shares (Note 11) (c)
Issued	78,034	54,127	213,539
Reinvested	18,152	563	8,114
Redeemed	(67,691)	(15,766)	(183,715)

Total Institutional Service Class Shares	28,495	38,924	37,938

Institutional Class Shares
Issued	11,514,348	426,555	23,345,684	(d)
Reinvested	663,749	26,049	173,255	(d)
Redeemed	(1,747,303)	(417,504)	(473,159	)(d)

Total Institutional Class Shares	10,430,794	35,100	23,045,780	(d)

Total change in shares	10,535,855	(40,586)	23,275,665

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2014 through October 31, 2014.
(c)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(d)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

101

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Equity Income Fund

		Operations			Distributions						Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.87	0.15	0.11	0.26	(0.23)	(0.12)	(0.35)	$13.78	2.00%		$23,344,423	0.95%	2.22%	0.95%	47.49%
Period Ended October 31, 2014 (g)(h)	$13.37	0.06	0.45	0.51	(0.01)	–	(0.01)	$13.87	3.79%		$23,396,375	1.00%	1.73%	1.00%	1.89%
Year Ended July 31, 2014 (g)	$12.01	0.25	1.27	1.52	(0.16)	–	(0.16)	$13.37	12.69%		$24,092,166	1.06%	1.94%	1.12%	46.23%
Year Ended July 31, 2013 (g)	$10.12	0.24	1.91	2.15	(0.26)	–	(0.26)	$12.01	21.57%		$19,218,955	1.15%	2.23%	1.76%	69.00%
Year Ended July 31, 2012 (g)	$9.18	0.24	0.94	1.18	(0.24)	–	(0.24)	$10.12	13.12%		$11,518,605	1.15%	2.60%	1.90%	79.00%
Year Ended July 31, 2011 (g)	$7.89	0.25	1.31	1.56	(0.27)	–	(0.27)	$9.18	19.98%		$9,259,221	1.15%	2.79%	2.00%	78.00%
Year Ended July 31, 2010 (g)	$6.97	0.24	0.88	1.12	(0.20)	–	(0.20)	$7.89	16.06%		$9,975,601	1.15%	3.03%	2.05%	46.00%

Class C Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.76	0.10	0.12	0.22	(0.19)	(0.12)	(0.31)	$13.67	1.66%		$7,260,126	1.69%	1.46%	1.69%	47.49%
Period Ended October 31, 2014 (g)(h)	$13.29	0.03	0.44	0.47	–	–	–	$13.76	3.54%		$6,346,237	1.70%	1.03%	1.70%	1.89%
Year Ended July 31, 2014 (g)	$11.94	0.16	1.27	1.43	(0.08)	–	(0.08)	$13.29	12.00%		$6,126,678	1.75%	1.25%	1.80%	46.23%
Year Ended July 31, 2013 (g)	$10.07	0.18	1.89	2.07	(0.20)	–	(0.20)	$11.94	20.79%		$4,504,018	1.75%	1.63%	2.26%	69.00%
Year Ended July 31, 2012 (g)	$9.14	0.19	0.93	1.12	(0.19)	–	(0.19)	$10.07	12.40%		$2,673,144	1.75%	2.00%	2.40%	79.00%
Year Ended July 31, 2011 (g)	$7.85	0.19	1.32	1.51	(0.22)	–	(0.22)	$9.14	19.37%		$2,431,052	1.75%	2.19%	2.50%	78.00%
Year Ended July 31, 2010 (g)	$6.94	0.19	0.87	1.06	(0.15)	–	(0.15)	$7.85	15.22%		$2,193,955	1.75%	2.43%	2.55%	46.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.92	0.17	0.11	0.28	(0.25)	(0.12)	(0.37)	$13.83	2.12%		$11,447,175	0.72%	2.45%	0.72%	47.49%
Period Ended October 31, 2014 (g)(h)	$13.42	0.07	0.44	0.51	(0.01)	–	(0.01)	$13.92	3.82%		$11,120,577	0.77%	1.94%	0.77%	1.89%
Year Ended July 31, 2014 (g)	$12.04	0.27	1.29	1.56	(0.18)	–	(0.18)	$13.42	13.05%		$10,198,392	0.87%	2.14%	0.93%	46.23%
Year Ended July 31, 2013 (g)	$10.15	0.27	1.90	2.17	(0.28)	–	(0.28)	$12.04	21.80%		$8,697,861	0.90%	2.48%	1.51%	69.00%
Year Ended July 31, 2012 (g)	$9.21	0.27	0.94	1.21	(0.27)	–	(0.27)	$10.15	13.38%		$6,777,074	0.88%	2.87%	1.65%	79.00%
Year Ended July 31, 2011 (g)	$7.88	0.28	1.33	1.61	(0.28)	–	(0.28)	$9.21	20.68%		$5,532,039	0.90%	3.04%	1.75%	78.00%
Year Ended July 31, 2010 (g)	$6.97	0.25	0.83	1.08	(0.17)	–	(0.17)	$7.88	15.50%		$9,253	0.90%	3.28%	1.80%	46.00%

Institutional Class Shares
Six Months Ended April 30, 2015 (g) (Unaudited)	$13.92	0.17	0.12	0.29	(0.26)	(0.12)	(0.38)	$13.83	2.17%	(j)	$463,624,854	0.61%	2.52%	0.61%	47.49%
Period Ended October 31, 2014 (g)(h)	$13.42	0.07	0.45	0.52	(0.02)	–	(0.02)	$13.92	3.84%		$321,305,013	0.64%	2.09%	0.64%	1.89%
Period Ended July 31, 2014 (g)(k)	$12.15	0.27	1.20	1.47	(0.20)	–	(0.20)	$13.42	12.19%		$309,242,204	0.66%	2.33%	0.66%	45.97%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

102

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).

- Nationwide Fund (“Nationwide Fund”)

- Nationwide Diverse Managers Fund (“Diverse Managers”)

- Nationwide Global Equity Fund (“Global Equity”)

- Nationwide Growth Fund (“Growth”)

- Nationwide Herndon Mid Cap Value Fund (“Mid Cap Value”)

- Nationwide Small Company Growth Fund (“Small Company Growth”)

- Nationwide U.S. Small Cap Value Fund (“U.S. Small Cap Value”)

- Nationwide Ziegler Equity Income Fund (“Equity Income”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Institutional Service Class, and Institutional Class shares. Each class of shares of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Equity Income commenced operations on September 16, 2013 as a result of a tax free reorganization in which Equity Income acquired all of the assets, subject to all liabilities and obligations, of the HighMark Equity Income Fund, a former series of HighMark Funds (a “Predecessor Fund”). Equity Income has adopted the historical performance of its corresponding Predecessor Fund. Equity Income and its corresponding Predecessor Fund have substantially similar objectives and investment strategies.

The fiscal year end for Equity Income has changed from July 31, 2014 to October 31, 2014. As such, the fiscal year ended October 31, 2014 for Equity Income reflects the three month period from August 1, 2014 through October 31, 2014.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Funds, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest

103

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

104

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, Level 3 investments within the hierarchy.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At April 30, 2015, 100% of the market value of Growth and Mid Cap Value was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2015. Please refer to the Statements of Investments for additional information on portfolio holdings.

Nationwide Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$897,255,100	$—	$—	$897,255,100
Futures Contracts	79,561	—	—	79,561
Mutual Fund	613,657	—	—	613,657
Repurchase Agreement	—	5,972,319	—	5,972,319
Total	$897,948,318	$5,972,319	$—	$903,920,637

Diverse Managers

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$291,218	$9,425	$—	$300,643
Air Freight & Logistics	156,525	33,944	—	190,469
Airlines	32,602	—	—	32,602
Auto Components	83,829	72,013	—	155,842
Automobiles	—	63,516	—	63,516
Banks	93,670	256,730	—	350,400
Beverages	—	58,894	—	58,894
Biotechnology	149,165	14,076	—	163,241
Building Products	26,224	29,861	—	56,085

105

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Capital Markets	$393,367	$63,730	$—	$457,097
Chemicals	396,917	83,512	—	480,429
Commercial Services & Supplies	72,576	—	—	72,576
Communications Equipment	63,595	15,375	—	78,970
Construction & Engineering	49,640	—	—	49,640
Construction Materials	—	12,605	—	12,605
Consumer Finance	183,212	—	—	183,212
Diversified Financial Services	426,736	58,498	—	485,234
Diversified Telecommunication Services	169,498	72,276	—	241,774
Electric Utilities	—	31,438	—	31,438
Electrical Equipment	35,938	68,115	—	104,053
Energy Equipment & Services	265,737	5,076	—	270,813
Food & Staples Retailing	28,933	32,147	—	61,080
Food Products	222,506	50,970	—	273,476
Health Care Equipment & Supplies	103,660	21,021	—	124,681
Hotels, Restaurants & Leisure	171,627	—	—	171,627
Household Durables	—	55,115	—	55,115
Household Products	129,043	20,649	—	149,692
Independent Power and Renewable Electricity Producers	—	8,509	—	8,509
Industrial Conglomerates	7,866	16,032	—	23,898
Information Technology Services	133,017	22,630	—	155,647
Insurance	138,676	98,093	—	236,769
Internet & Catalog Retail	—	14,699	—	14,699
Internet Software & Services	184,686	27,365	—	212,051
Leisure Products	—	14,380	—	14,380
Machinery	—	70,977	—	70,977
Media	5,728	45,161	—	50,889
Metals & Mining	—	119,380	—	119,380
Multiline Retail	21,184	27,770	—	48,954
Multi-Utilities	7,581	—	—	7,581
Oil, Gas & Consumable Fuels	978,903	145,646	—	1,124,549
Paper & Forest Products	9,909	24,703	—	34,612
Personal Products	—	41,120	—	41,120
Pharmaceuticals	211,620	178,735	—	390,355
Professional Services	206,745	41,804	—	248,549
Real Estate Investment Trusts (REITs)	129,489	32,242	—	161,731
Real Estate Management & Development	41,817	53,912	—	95,729
Road & Rail	—	17,861	—	17,861
Semiconductors & Semiconductor Equipment	105,559	30,854	—	136,413
Software	284,781	7,814	—	292,595
Specialty Retail	294,930	—	—	294,930
Technology Hardware, Storage & Peripherals	447,111	28,774	—	475,885
Textiles, Apparel & Luxury Goods	—	59,568	—	59,568
Thrifts & Mortgage Finance	143,415	—	—	143,415
Tobacco	299,744	10,476	—	310,220
Trading Companies & Distributors	22,365	15,183	—	37,548
Wireless Telecommunication Services	—	21,296	—	21,296
Total Common Stocks	$7,221,344	$2,303,970	$—	$9,525,314

106

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds	$—	$989,442	$—	$989,442
U.S. Government Mortgage Backed Agencies	—	2,600,048	—	2,600,048
U.S. Government Sponsored & Agency Obligations	—	953,712	—	953,712
U.S. Treasury Bond	—	1,580,987	—	1,580,987
U.S. Treasury Note	—	666,235	—	666,235
Total	$7,221,344	$9,094,394	$—	$16,315,738

Global Equity

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$1,046,945	$—	$1,046,945
Auto Components	—	588,997	—	588,997
Automobiles	—	1,345,851	—	1,345,851
Banks	3,163,579	5,655,059	—	8,818,638
Beverages	1,363,260	957,232	—	2,320,492
Biotechnology	1,566,427	—	—	1,566,427
Capital Markets	1,898,517	—	—	1,898,517
Chemicals	799,692	407,886	—	1,207,578
Construction & Engineering	—	448,848	—	448,848
Containers & Packaging	987,400	—	—	987,400
Diversified Financial Services	—	1,094,942	—	1,094,942
Electrical Equipment	—	916,640	—	916,640
Electronic Equipment, Instruments & Components	764,040	968,852	—	1,732,892
Food Products	1,254,942	1,803,821	—	3,058,763
Gas Utilities	399,619	—	—	399,619
Health Care Providers & Services	1,517,427	—	—	1,517,427
Hotels, Restaurants & Leisure	761,047	—	—	761,047
Household Durables	399,284	858,582	—	1,257,866
Household Products	650,059	—	—	650,059
Information Technology Services	510,471	—	—	510,471
Insurance	1,264,273	1,729,136	—	2,993,409
Internet Software & Services	1,953,762	—	—	1,953,762
Machinery	917,810	1,499,861	—	2,417,671
Marine	—	601,329	—	601,329
Media	2,114,476	2,034,028	—	4,148,504
Metals & Mining	—	2,734,240	—	2,734,240
Multiline Retail	331,755	—	—	331,755
Multi-Utilities	557,250	—	—	557,250
Oil, Gas & Consumable Fuels	4,670,687	629,282	—	5,299,969
Pharmaceuticals	2,081,598	2,842,264	—	4,923,862
Real Estate Investment Trusts (REITs)	—	752,775	—	752,775
Real Estate Management & Development	629,083	2,505,681	—	3,134,764
Semiconductors & Semiconductor Equipment	620,861	1,097,652	—	1,718,513
Software	2,267,158	—	—	2,267,158
Specialty Retail	1,116,909	—	—	1,116,909
Technology Hardware, Storage & Peripherals	2,306,640	2,448,412	—	4,755,052
Textiles, Apparel & Luxury Goods	—	1,374,509	—	1,374,509
Tobacco	—	855,559	—	855,559
Trading Companies & Distributors	—	860,689	—	860,689
Wireless Telecommunication Services	996,589	742,731	—	1,739,320
Total Common Stocks	$37,864,615	$38,801,803	$—	$76,666,418

107

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Forward Foreign Currency Contracts	$—	$239,657	$—	$239,657
Mutual Fund	48,582	—	—	48,582
Repurchase Agreement	—	472,818	—	472,818
Total Assets	$37,913,197	$39,514,278	$—	$77,427,475
Liabilities:
Forward Foreign Currency Contracts	$—	$(179,542)	$—	$(179,542)
Total Liabilities	$—	$(179,542)	$—	$(179,542)
Total	$37,913,197	$39,334,736	$—	$77,247,933

Small Company Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$23,683,080	$—	$—	$23,683,080
Mutual Fund	88,612	—	—	88,612
Repurchase Agreement	—	862,403	—	862,403
Total	$23,771,692	$862,403	$—	$24,634,095

U.S. Small Cap Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,812,437	$—	$—	$2,812,437
Air Freight & Logistics	744,592	—	—	744,592
Airlines	1,982,924	—	—	1,982,924
Auto Components	1,571,202	—	—	1,571,202
Banks	16,250,912	—	—	16,250,912
Beverages	186,920	—	—	186,920
Biotechnology	418,437	—	—	418,437
Building Products	1,637,056	—	—	1,637,056
Capital Markets	1,240,079	—	—	1,240,079
Chemicals	3,836,998	—	—	3,836,998
Commercial Services & Supplies	4,569,215	—	—	4,569,215
Communications Equipment	2,096,582	—	—	2,096,582
Construction & Engineering	2,287,583	—	—	2,287,583
Construction Materials	49,500	—	—	49,500
Consumer Finance	587,881	—	—	587,881
Containers & Packaging	1,477,955	—	—	1,477,955
Distributors	335,481	—	—	335,481
Diversified Consumer Services	2,374,185	—	—	2,374,185
Diversified Financial Services	582,859	—	—	582,859
Diversified Telecommunication Services	806,636	—	—	806,636
Electric Utilities	23,525	—	—	23,525
Electrical Equipment	1,721,423	—	—	1,721,423
Electronic Equipment, Instruments & Components	7,805,386	—	—	7,805,386
Energy Equipment & Services	5,427,268	—	—	5,427,268
Food & Staples Retailing	1,097,788	—	—	1,097,788
Food Products	3,991,998	—	—	3,991,998
Gas Utilities	750,991	—	—	750,991

108

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$2,931,622	$—	$—	$2,931,622
Health Care Providers & Services	5,665,143	—	—	5,665,143
Health Care Technology	352,743	—	—	352,743
Hotels, Restaurants & Leisure	3,343,549	—	—	3,343,549
Household Durables	2,691,019	—	—	2,691,019
Household Products	182,274	—	—	182,274
Independent Power and Renewable Electricity Producers	304,246	—	—	304,246
Information Technology Services	1,926,315	—	—	1,926,315
Insurance	15,426,759	—	—	15,426,759
Internet & Catalog Retail	483,321	—	—	483,321
Internet Software & Services	1,749,099	—	—	1,749,099
Leisure Products	466,273	—	—	466,273
Life Sciences Tools & Services	338,004	—	—	338,004
Machinery	5,487,633	—	—	5,487,633
Marine	349,493	—	—	349,493
Media	1,777,182	—	—	1,777,182
Metals & Mining	3,728,467	—	—	3,728,467
Multiline Retail	1,209,555	—	—	1,209,555
Oil, Gas & Consumable Fuels	6,037,985	—	—	6,037,985
Paper & Forest Products	1,991,414	—	—	1,991,414
Personal Products	79,059	—	—	79,059
Pharmaceuticals	593,651	—	—	593,651
Professional Services	2,502,361	—	—	2,502,361
Real Estate Investment Trusts (REITs)	462,251	—	—	462,251
Real Estate Management & Development	497,660	—	—	497,660
Road & Rail	2,959,984	—	—	2,959,984
Semiconductors & Semiconductor Equipment	6,211,379	—	—	6,211,379
Software	1,616,560	—	—	1,616,560
Specialty Retail	6,717,977	—	—	6,717,977
Technology Hardware, Storage & Peripherals	1,372,893	—	—	1,372,893
Textiles, Apparel & Luxury Goods	1,868,183	—	—	1,868,183
Thrifts & Mortgage Finance	4,120,249	—	—	4,120,249
Tobacco	184,816	—	—	184,816
Trading Companies & Distributors	2,502,156	—	—	2,502,156
Transportation Infrastructure	29,792	—	—	29,792
Water Utilities	48,532	—	—	48,532
Wireless Telecommunication Services	742,732	—	—	742,732
Total Common Stocks	$155,620,144	$—	$—	$155,620,144
Mutual Fund	551,069	—	—	551,069
Repurchase Agreement	—	5,363,195	—	5,363,195
Right	—	—	29,355	29,355
Warrant	—	—	—	—
Total	$156,171,213	$5,363,195	$29,355	$161,563,763

109

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Equity Income

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$497,775,168	$—	$—	$497,775,168
Exchange Traded Fund	5,763,343	—	—	5,763,343
Mutual Fund	1,270,658	—	—	1,270,658
Repurchase Agreement	—	12,366,472	—	12,366,472
Total	$504,809,169	$12,366,472	$—	$517,175,641

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During	the six months ended April 30, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

U.S. Small Cap Value

	Common Stocks	Rights	Total
Balance as of 10/31/14	$1,288	$29,355	$30,643
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	1,400	—	1,400
Change in Unrealized Appreciation/(Depreciation)	(1,288)	—	(1,288)
Purchases*	(1,400)	—	(1,400)
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 04/30/15	$—	$29,355	$29,355

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

110

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(c)	Forward Foreign Currency Contracts

Global Equity is subject to foreign currency exchange risk in the normal course of pursuing its objectives. Global Equity entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to manage foreign currency exchange risk, and to gain exposure to certain foreign currencies without purchasing securities denominated in that foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Global Equity’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

Nationwide Fund is subject to equity price risk in the normal course of pursuing its objectives. Nationwide Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

111

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2015

Nationwide Fund

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$79,561
Total		$79,561
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Global Equity

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$239,657
Total		$239,657
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(179,542)
Total		$(179,542)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015

Nationwide Fund

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,172,156
Total	$1,172,156

Global Equity

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(394,664)
Total	$(394,664)

112

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2015

Nationwide Fund

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(287,700)
Total	$(287,700)

Global Equity

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(285,150)
Total	$(285,150)

Information about derivative instruments reflected as of April 30, 2015 is generally indicative of the type of derivative instruments used for Nationwide Fund and Global Equity for the six months ended April 30, 2015. The subadviser utilizes futures contracts to enable the Nationwide Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. The number of futures contracts held by Nationwide Fund as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

The subadviser utilizes forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to manage foreign currency exchange risk, and to gain exposure to certain foreign currencies without purchasing securities denominated in that foreign currency. The number of forward foreign currency contracts held by Global Equity as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help Global Equity mitigate its counterparty risk, Global Equity entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between Global Equity and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, Global Equity may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2015, Nationwide Fund has entered into futures contracts. These futures contracts agreements do not provide for netting arrangements.

For financial reporting purposes, Global Equity does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

113

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following tables set forth Global Equity’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$239,657	$—	$239,657
Total	$239,657	$—	$239,657

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Morgan Stanley Co., Inc.	$7,406	$(749)	$—	$6,657
JPMorgan Chase Bank	232,251	(174,313)	—	57,938
Total	$239,657	$(175,062)	$—	$64,595

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(179,542)	$—	$(179,542)
Total	$(179,542)	$—	$(179,542)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Credit Suisse International	$(4,480)	$—	$—	$(4,480)
Morgan Stanley Co., Inc.	(749)	749	—	—
JPMorgan Chase Bank	(174,313)	174,313	—	—
Total	$(179,542)	$175,062	$—	$(4,480)
Amounts designated as “—” are zero.

114

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(e)	Securities Lending

During the six months ended April 30, 2015, Nationwide Fund, Global Equity, Small Company Growth, U.S. Small Cap Value, and Equity Income entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. The Funds receive payments from BBH equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2015, the Securities Lending Agreements do not permit the Funds to enforce a netting arrangement.

(f)	Joint Repurchase Agreement

During the six months ended April 30, 2015, Nationwide Fund, Global Equity, Small Company Growth, U.S. Small Cap Value, and Equity Income along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH take possession of the collateral pledged for investments in such repos The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and

115

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2015, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.07%, dated 04/30/15, due 05/01/15, repurchase price $277,500,541, collateralized by U.S. Treasury Notes, ranging from 0.25% — 1.75%, maturing10/31/15 — 09/30/19; total market value $283,050,000.

At April 30, 2015, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Nationwide Fund	Royal Bank of Canada	$5,972,319	$—	$5,972,319	$(5,972,319)	$—
Global Equity	Royal Bank of Canada	472,818	—	472,818	(472,818)	—
Small Company Growth	Royal Bank of Canada	862,403	—	862,403	(862,403)	—
U.S. Small Cap Value	Royal Bank of Canada	5,363,195	—	5,363,195	(5,363,195)	—
Equity Income	Royal Bank of Canada	12,366,472	—	12,366,472	(12,366,472)	—

Amounts designated as “—” are zero.

*	At April 30, 2015, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

116

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain / loss from investments transaction in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid quarterly for the Funds. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

117

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2015, the subadvisers for each Fund were as follows:

Fund	Subadviser
Nationwide Fund	HighMark Capital Management, Inc.
Diverse Managers	Ariel Investments, LLC
Garcia Hamilton & Associates, L.P.
Herndon Capital Management, LLC (“Herndon”)
Strategic Global Advisors, LLC
Global Equity	UBS Global Asset Management (Americas) Inc.
Growth	Boston Advisors, LLC
Mid Cap Value	Herndon
Small Company Growth	Brown Capital Management LLC
U.S. Small Cap Value	Dimensional Fund Advisors LP
Equity Income	Ziegler Capital Management, LLC

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2015, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Nationwide Fund	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	On $5 billion and more	0.50%
Diverse Managers	Up to $300 million	0.60%
	$350 million up to $450 million	0.58%
	$450 million up to $1 billion	0.56%
	$1 billion and more	0.52%
Global Equity	Up to $250 million	0.75%
	$250 million to $500 million	0.70%
	$500 million up to $1 billion	0.68%
	On $1 billion and more	0.65%
Growth	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	On $5 billion and more	0.50%
Mid Cap Value	Up to $250 million	0.75%
	$250 million to $500 million	0.70%
	On $500 million and more	0.675%

118

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Small Company Growth	Up to $500 million	0.90%
	On $500 million and more	0.85%
U.S. Small Cap Value	Up to $500 million	0.95%
	On $500 million and more	0.90%
Equity Income	Up to $100 million	0.55%
	$100 million up to $500 million	0.50%
	On $500 million and more	0.45%

For the six months ended April 30, 2015, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers
Nationwide Fund	0.58%	0.54%
Diverse Managers	0.60	N/A
Global Equity	0.75	N/A
Growth	0.60	N/A
Mid Cap Value	0.75	N/A
Small Company Growth	0.90	N/A
U.S. Small Cap Value	0.95	N/A
Equity Income	0.51	N/A

N/A — Not Applicable.

*	Please see below for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 29, 2016.

Fund	Classes	Amount (annual rate)
Nationwide Fund	N/A	N/A
Diverse Managers	All Classes	0.84%
Global Equity	All Classes	0.95
Growth	All Classes	0.65
Mid Cap Value	All Classes	0.95
Small Company Growth	All Classes	0.94
U.S. Small Cap Value	All Classes	1.09

The Trust and NFA have entered into a written Expense Limitation Agreement that limit Equity Income’s operating expenses (excluding any taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in

119

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Funds business) from exceeding the following amounts until February 29, 2016:

Fund	Class A	Class C	Institutional Service Class	Institutional Class
Equity Income	1.15%	1.75%	0.90%	0.75%

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2015, the cumulative potential reimbursements for the following Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to a Fund, are:

Fund	Fiscal Year 2012 Amount		Fiscal Year 2013 Amount		Period Ended July 31, 2014(a)	Fiscal Year 2014 Amount		Six Months Ended April 30, 2015	Total
Nationwide Fund	N/A		N/A		N/A	N/A		N/A	N/A
Diverse Managers	N/A		N/A		N/A	$107,574	(b)	$90,977	$198,551
Global Equity	N/A		$281,150	(c)	N/A	148,288		53,271	482,709
Growth	$459,750		529,143		N/A	484,482		230,904	1,704,279
Mid Cap Value	N/A		N/A		N/A	81,869	(d)	119,343	201,212
Small Company Growth	156,583	(e)	179,353		N/A	153,973		70,748	560,647
U.S. Small Cap Value	95,038		73,081		N/A	54,458		17,574	240,151
Equity Income	N/A		N/A		$45	—	(f)	—	45

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not Applicable.

(a)	For the period from September 16, 2013 through July 31, 2014.

(b)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

(c)	For the periods from November 19, 2012 through June 30, 2013 and July 1, 2013 through October 31, 2013, the cumulative potential reimbursements amounted to $159,353 and $121,797, respectively.

(d)	For the period from July 1, 2014 (commencement of operations) through October 31, 2014

(e)	For the period from January 4, 2012 (commencement of operations) through October 31, 2012.

(f)	For the period from August 1, 2014 through October 31, 2014.

During the six months ended April 30, 2015, no amounts were reimbursed by the Funds to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA with respect to certain of the Funds, during the six months ended April 30, 2015, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $208,152 for Nationwide Fund, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the

120

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2015, NFM received $527,900 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2015, the Funds’ aggregate portion of such costs amounted to $3,223.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)
Nationwide Fund	0.25%	1.00%	0.50%
Diverse Managers	N/A	N/A	N/A
Global Equity	0.25%	1.00%	N/A
Growth	0.25%	1.00%	0.50%
Mid Cap Value	0.25%	1.00%	N/A
Small Company Growth	0.25%	N/A	N/A
U.S. Small Cap Value	0.25%	1.00%	N/A
Equity Income	0.25%	1.00%	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.

(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees,

121

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Nationwide Fund, Global Equity, Growth, Mid Cap Value, Small Company Growth, U.S. Small Cap Value and Equity Income Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2015, the Funds imposed front-end sales charges of $118,744.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for Nationwide Fund, Global Equity, Growth, Mid Cap Value, Small Company Growth, U.S. Small Cap Value and Equity Income. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2015, the Funds imposed CDSCs of $338.

A Fund may retain all or a portion of the sales charges.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each of the Funds.

For the six months ended April 30, 2015, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class
Nationwide Fund	0.04%	0.07%	0.25%	0.06%
Diverse Managers	N/A	N/A	N/A	—
Global Equity	0.16	0.17	N/A	0.08
Growth	0.06	0.11	0.15	0.23
Mid Cap Value	—	—	N/A	—
Small Company Growth	0.17	N/A	N/A	0.25
U.S. Small Cap Value	0.13	0.10	N/A	0.25
Equity Income	0.09	0.08	N/A	0.11

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended April 30, 2015, each Fund’s total administrative services fees were as follows:

Fund	Six Months Ended April 30, 2015
Nationwide Fund	$268,610
Diverse Managers	120
Global Equity	51,472
Growth	34,542
Mid Cap Value	73
Small Company Growth	31,386
U.S. Small Cap Value	176,501
Equity Income	19,786

122

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

As of April 30, 2015, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Nationwide Fund	38.11%
Diverse Managers	98.63
Global Equity	0.13
Growth	4.20
Mid Cap Value	99.02
Small Company Growth	86.97
U.S. Small Cap Value	71.82
Equity Income	91.65

4. Line	of Credit and Earnings Credit

The Trust and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015. At April 30, 2015 the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

5.  Investment Transactions

For the six months ended April 30, 2015, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Nationwide Fund	$274,826,159	$280,864,812
Diverse Managers	4,973,684	4,470,085
Global Equity	15,016,154	21,338,000
Growth	96,742,385	97,980,353
Mid Cap Value	623,232	619,112
Small Company Growth	1,197,368	6,235,732
U.S. Small Cap Value	21,700,937	27,617,148
Equity Income	322,521,130	181,859,245

123

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

For the six months ended April 30, 2015, purchases and sales of U.S. Government securities were as follows:

Fund	Purchases	Sales
Diverse Managers	$869,865	$1,249,719

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust invests through an omnibus account at BBH cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11: Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (“ASU 2014-11”). The FASB issued ASU 2014-11 to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. ASU 2014-11 will take effect for funds with fiscal years beginning after December 15, 2014. Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statement disclosures.

124

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

9.  Other

As of April 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Nationwide Fund	32.18%	2
Diverse Managers	98.63	1
Global Equity	47.50	1
Growth	—	—
Mid Cap Value	93.09	1
Small Company Growth	86.97	3
U.S. Small Cap Value	66.42	2
Equity Income	39.52	3	(a)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Each such account is the account of an affiliated fund.

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2015, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
Nationwide Fund	$82,135
Diverse Managers	720
Global Equity	—
Growth	—
Mid Cap Value	95
Small Company Growth	9,765
U.S. Small Cap Value	—
Equity Income	8,738

Amounts designated as “—” are zero or have been rounded to zero.

11.  Reorganization

Equity Income commenced operations on September 16, 2013 as a result of a tax free reorganization in which Equity Income acquired all of the assets, subject to all liabilities and obligations of the Predecessor Fund. Class A and Class B, Class C, and Fiduciary Class shareholders of the Predecessor Fund received Class A, Class C and Institutional Service Class shares, respectively, of Equity Income with an aggregate share net asset value equal to the aggregate share net asset value of their shares in the Predecessor Fund immediately prior to the reorganization. The Predecessor Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of Equity Income reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the reorganization is reflected in the Equity Income’s financial statements and financial highlights.

125

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in Equity Income as noted below.

Fund/Class	Shares	Value
Equity Income
Class A	1,623,257	$19,191,933
Class B*	85,852	1,017,947
Class C	426,237	5,007,174
Institutional Service Class**	692,778	8,219,255
*	Effective September 16, 2013, Class B Shares were converted into Class A Shares. See Statements of Changes in Net Assets for additional information.

**	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Class Shares.

12.  Federal Tax Information

As of April 30, 2015, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Nationwide Fund	$780,893,189	$139,823,379	$(16,875,492)	$122,947,887
Diverse Managers	16,000,248	1,077,732	(762,242)	315,490
Global Equity	68,403,629	14,294,977	(5,510,788)	8,784,189
Growth	181,480,846	39,163,446	(901,951)	38,261,495
Mid Cap Value	4,759,729	452,587	(276,698)	175,889
Small Company Growth	22,666,640	4,214,224	(2,246,769)	1,967,455
U.S. Small Cap Value	133,933,787	38,593,874	(10,963,898)	27,629,976
Equity Income	495,396,054	30,175,440	(8,395,853)	21,779,587

13.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

126

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide HighMark Large Cap Growth Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide HighMark Balanced Fund

Nationwide Bailard Technology & Science Fund

Nationwide Small Company Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Bailard International Equities Fund

Nationwide Global Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Bond Fund

Nationwide HighMark Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide High Yield Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Portfolio Completion Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

127

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Lipper containing only sub-advised funds, and multi-manager funds;

—	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

128

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

—

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization.

Nationwide Fund, Nationwide Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Ziegler Equity Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide Small Company Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Short Term Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the one-year period in the case of Nationwide Inflation-Protected Securities Fund, and the two-year period in the case of Nationwide Small Company Growth Fund, each of which had less than three years of performance history). The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Core Plus Bond Fund, Nationwide Government Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014. The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

129

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Money Market Fund, Nationwide Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the two-year period in the case of Nationwide HighMark Value Fund, which had less than three years of performance history). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s investment program. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are seven asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes, and that all seven of the Fund’s underlying index-replicating sleeves had tracked the corresponding index returns within their specified tracking error bands. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group.

Nationwide HighMark Value Fund, Nationwide Core Plus Bond Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Lipper expense group. As to the Nationwide HighMark Value Fund, the Trustees considered that the Adviser had agreed to implement new permanent breakpoints in the Fund’s advisory fee (not subject to later recoupment by the Adviser). As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s advisory fee was only 5 basis points above the 60th percentile of the Lipper expense group.

Nationwide HighMark Small Cap Core Fund, Nationwide Money Market Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees noted that each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide HighMark Small Cap Core Fund and Nationwide HighMark National Intermediate Tax Free Bond Fund, the Trustees considered that the Adviser had agreed to permanent amendments to the Advisory Agreements reducing the

130

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

advisory fee and implementing advisory fee breakpoints (not subject to later recoupment by the Adviser). As to Nationwide Money Market Fund, the Trustees considered that the Fund’s total expense ratio was only 1 basis point above the 60th percentile of the Lipper expense group, and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Bond Fund, Nationwide Government Bond Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide HighMark Bond Fund, the Trustees considered that the Adviser agreed to permanent amendments to the Advisory Agreements reducing the Fund’s advisory fee in order to reduce Fund expenses (not subject to later recoupment by the Adviser). As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, and that the Adviser was proposing to implement an additional expense limitation to reduce Fund expenses.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules (except Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Value Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund) are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. With respect to each Fund which did not have breakpoints, the Trustees noted that the Adviser was proposing to implement permanent breakpoints for each of these Funds (not subject to later recoupment by the Adviser).

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

131

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

132

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

133

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

134

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

135

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

136

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

137

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

138

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

139

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

140

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

141

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-CORE (6/15)

Semiannual Report

April 30, 2015 (Unaudited)

Nationwide Mutual Funds

Alternative Allocation Funds

Nationwide Portfolio Completion Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%; utilities, down 1.1%; and industrials, up 2.05%.

Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

2

Fund Overview	Nationwide Portfolio Completion Fund

Asset Allocation†

Mutual Fund	44.5%
Common Stocks	10.3%
U.S. Treasury Notes	5.3%
Commodity-Linked Notes	5.2%
U.S. Treasury Bonds	2.6%
Right††	0.0%
Other assets in excess of liabilities†††	32.1%
100.0%

Top Industries††††

Real Estate Investment Trusts (REITs)	12.8%
Real Estate Management & Development	2.4%
Other Industries	84.8%
100.0%

Top Holdings††††

Fidelity Institutional Money Market Fund—Institutional Class	65.6%
JPMorgan Chase Bank NA Commodity Note	3.7%
UBS AG Commodity Note	2.2%
UBS AG Commodity Note	1.4%
Simon Property Group, Inc.	0.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/18	0.6%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/19	0.5%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/17	0.5%
Brookfield Asset Management, Inc., Class A	0.5%
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/22	0.5%
Other Holdings	23.6%
100.0%

Top Countries††††

United States	90.2%
Liechtenstein	3.6%
Japan	1.2%
United Kingdom	1.1%
Australia	0.8%
France	0.8%
Hong Kong	0.6%
Canada	0.6%
Singapore	0.5%
Philippines	0.2%
Other Countries	0.4%
100.0%

3

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of April 30, 2015.

Shareholder Expense Example	Nationwide Portfolio Completion Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Portfolio Completion Fund			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15	Expense Ratio During Period (%) 11/01/14 - 04/30/15
Class A Shares	Actual	(a)	1,000.00	989.90	3.85	0.78
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.91	0.78
Class C Shares	Actual	(a)	1,000.00	988.00	7.25	1.47
	Hypothetical	(a)(b)	1,000.00	1,017.50	7.35	1.47
Institutional Service Class Shares	Actual	(a)	1,000.00	991.70	2.37	0.48
	Hypothetical	(a)(b)	1,000.00	1,022.41	2.41	0.48
Institutional Class Shares	Actual	(a)	1,000.00	992.90	1.98	0.40
	Hypothetical	(a)(b)	1,000.00	1,022.81	2.01	0.40

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.3%

	Shares	Market Value

Real Estate Investment Trusts (REITs) 8.7%
Acadia Realty Trust	7,574	$234,037
Activia Properties, Inc.	26	236,463
Alexandria Real Estate Equities, Inc.	7,194	664,582
American Campus Communities, Inc.	11,498	461,530
American Homes 4 Rent, Class A	9,046	152,787
Apartment Investment & Management Co., Class A	16,709	630,431
Artis Real Estate Investment Trust	5,600	69,066
Ascendas Real Estate Investment Trust	208,600	388,742
Ashford Hospitality Prime, Inc.	1,582	24,774
Ashford Hospitality Trust, Inc.	9,931	89,975
Associated Estates Realty Corp.	5,833	166,240
AvalonBay Communities, Inc.	13,493	2,217,440
Befimmo SCA Sicafi	1,642	113,323
Beni Stabili SpA SIIQ	107,461	88,610
Big Yellow Group PLC	12,890	131,795
BioMed Realty Trust, Inc.	22,127	459,135
Boardwalk Real Estate Investment Trust	1,800	90,649
Boston Properties, Inc.	15,719	2,079,781
Brandywine Realty Trust	21,551	314,214
British Land Co. PLC (The)	105,013	1,337,480
Brixmor Property Group, Inc.	4,720	110,684
BWP Trust	41,848	100,352
Calloway Real Estate Investment Trust	7,000	177,248
Cambridge Industrial Trust	32,641	17,268
Camden Property Trust	8,127	610,175
Canadian Apartment Properties REIT	5,200	125,722
Canadian Real Estate Investment Trust	3,900	147,434
CapitaCommercial Trust	209,000	267,225
Capital Property Fund	160,491	184,249
CapitaMall Trust	264,800	437,222
CBL & Associates Properties, Inc.	18,166	327,170
Cedar Realty Trust, Inc.	10,078	70,445
Champion REIT	95,000	51,480
Charter Hall Retail REIT	26,426	89,773
Chartwell Retirement Residences	7,100	71,265
Cofinimmo SA	1,566	172,837
Columbia Property Trust, Inc.	10,910	286,169
Corporate Office Properties Trust	9,428	248,805
Cousins Properties, Inc.	21,933	213,627
CubeSmart	17,657	407,347
Daiwa Office Investment Corp.	31	163,170
DCT Industrial Trust, Inc.	8,984	296,831
DDR Corp.	30,768	524,594
Derwent London PLC	10,902	573,833
Dexus Property Group	94,381	548,406
DiamondRock Hospitality Co.	20,707	280,787
Digital Realty Trust, Inc.	14,211	901,120
Douglas Emmett, Inc.	13,083	372,865
Duke Realty Corp.	38,671	766,073
DuPont Fabros Technology, Inc.	7,204	224,405
EastGroup Properties, Inc.	3,537	202,316
Education Realty Trust, Inc.	3,735	125,571

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Equity Commonwealth *	12,718	$320,621
Equity LifeStyle Properties, Inc.	8,596	454,041
Equity One, Inc.	7,498	184,676
Equity Residential	37,985	2,805,572
Essex Property Trust, Inc.	6,656	1,477,299
Eurocommercial Properties NV CVA-NL	4,530	206,998
Extra Space Storage, Inc.	11,533	760,371
Federal Realty Investment Trust	7,064	944,245
FelCor Lodging Trust, Inc.	12,468	138,519
First Industrial Realty Trust, Inc.	12,522	247,059
First Potomac Realty Trust	5,002	53,621
Fonciere des Regions	5,382	509,506
Fountainhead Property Trust	118,978	99,913
Franklin Street Properties Corp.	8,115	95,838
Frasers Commercial Trust	12,000	13,671
Frontier Real Estate Investment Corp.	49	239,607
Fukuoka REIT Corp.	61	111,129
Gecina SA	3,827	524,845
General Growth Properties, Inc.	65,189	1,786,179
Goodman Group	159,629	783,283
Goodman Property Trust	149,672	134,595
GPT Group (The)	178,643	629,590
Great Portland Estates PLC	42,289	516,225
Growthpoint Properties Ltd.	180,984	424,512
H&R Real Estate Investment Trust	13,680	262,488
Hammerson PLC	78,621	805,516
HCP, Inc.	46,383	1,868,771
Health Care REIT, Inc.	35,512	2,557,574
Healthcare Realty Trust, Inc.	9,956	254,874
Hersha Hospitality Trust	21,068	135,467
Highwoods Properties, Inc.	9,254	398,292
Home Properties, Inc.	6,036	444,008
Hospitality Properties Trust	16,556	498,004
Host Hotels & Resorts, Inc.	79,186	1,594,806
Hulic Reit, Inc.	89	139,252
Inland Real Estate Corp.	4,698	48,342
Intu Properties PLC	95,445	500,707
Investa Office Fund	64,130	187,846
Is Gayrimenkul Yatirim Ortakligi AS	11,626	7,384
Japan Excellent, Inc.	133	176,291
Japan Prime Realty Investment Corp.	88	315,736
Japan Real Estate Investment Corp.	134	632,753
Japan Retail Fund Investment Corp.	254	540,732
Kenedix Realty Investment Corp.	40	216,435
Kenedix Residential Investment Corp.	28	81,453
Keppel REIT	96,500	89,635
Kilroy Realty Corp.	8,885	630,746
Kimco Realty Corp.	43,877	1,057,436
Kite Realty Group Trust	8,788	230,246
Kiwi Property Group Ltd.	124,963	123,319
KLCCP Stapled Group	14,900	29,536
Klepierre	26,104	1,266,192
Land Securities Group PLC	81,406	1,557,829

5

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	12,061	$442,518
Liberty Property Trust	15,740	548,382
Link REIT (The)	225,500	1,398,772
LTC Properties, Inc.	5,254	228,339
Macerich Co. (The)	13,871	1,134,093
Mack-Cali Realty Corp.	7,534	135,235
Mapletree Logistics Trust	134,000	124,562
Mercialys SA	6,152	152,875
Mid-America Apartment Communities, Inc.	7,907	589,941
Mori Hills REIT Investment Corp.	132	181,153
MORI TRUST Sogo Reit, Inc.	110	216,700
New York REIT, Inc.	14,824	146,461
Nippon Building Fund, Inc.	151	751,358
Nomura Real Estate Office Fund, Inc.	40	183,864
Novion Property Group	244,485	475,514
Orix JREIT, Inc.	220	325,195
Parkway Properties, Inc.	9,211	149,863
Pebblebrook Hotel Trust	7,973	342,361
Pennsylvania Real Estate Investment Trust	7,461	168,693
Piedmont Office Realty Trust, Inc., Class A	14,576	254,788
Post Properties, Inc.	5,199	297,227
Premier Investment Corp.	25	139,324
Prologis, Inc.	52,859	2,124,932
PS Business Parks, Inc.	1,742	133,002
Public Storage	14,793	2,779,753
Ramco-Gershenson Properties Trust	8,596	150,258
Regency Centers Corp.	10,250	643,495
Rexford Industrial Realty, Inc.	4,224	62,769
RioCan Real Estate Investment Trust	15,300	378,664
Rouse Properties, Inc.	4,450	77,741
SA Corporate Real Estate Fund	222,799	93,268
Scentre Group	536,648	1,580,789
Segro PLC	74,899	492,045
Senior Housing Properties Trust	21,704	444,281
Shaftesbury PLC	24,237	311,690
Simon Property Group, Inc.	32,292	5,860,675
SL Green Realty Corp.	9,839	1,203,900
Sovran Self Storage, Inc.	3,595	313,987
Starhill Global REIT	13,000	8,585
Strategic Hotels & Resorts, Inc.*	28,614	334,784
Sun Communities, Inc.	5,461	338,910
Sunstone Hotel Investors, Inc.	22,548	351,298
Suntec Real Estate Investment Trust	230,700	307,979
Tanger Factory Outlet Centers, Inc.	7,375	247,653
Taubman Centers, Inc.	6,026	433,932
Tokyu REIT, Inc.	105	141,410
Top REIT, Inc.	18	77,646
UDR, Inc.	26,800	878,236
Unibail-Rodamco SE	10,132	2,797,552
United Urban Investment Corp.	273	433,326
Universal Health Realty Income Trust	2,743	136,217
Urban Edge Properties	8,330	188,508

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Vastned Retail NV	2,351	$114,803
Ventas, Inc.	33,977	2,341,015
Vornado Realty Trust	17,657	1,827,323
Washington Real Estate Investment Trust	6,967	172,224
Weingarten Realty Investors	13,205	432,596
Wereldhave NV	3,363	215,869
Westfield Corp.	197,268	1,466,643
Workspace Group PLC	11,843	152,913
WP GLIMCHER, Inc.	18,293	274,395

		87,873,391

Real Estate Management & Development 1.6%
Aeon Mall Co., Ltd.	13,230	246,791
Atrium European Real Estate Ltd.*	8,053	39,605
Ayala Land, Inc.	578,100	500,137
BR Malls Participacoes SA	47,400	258,006
Brookfield Asset Management, Inc., Class A	58,800	3,166,379
Buwog AG*	4,983	100,751
CA Immobilien Anlagen AG*	8,177	148,396
Capital & Counties Properties PLC	74,961	453,173
CapitaLand Ltd.	271,900	756,653
Castellum AB	17,796	277,480
Central Pattana PCL	158,900	201,808
Daibiru Corp.	9,100	89,354
Echo Investment SA*	18,995	35,819
Fabege AB	15,777	240,502
First Capital Realty, Inc.	7,900	130,957
Forest City Enterprises, Inc., Class A*	16,324	387,858
Global Logistic Properties Ltd.	329,200	682,775
Grainger PLC	39,668	128,651
GuocoLand Ltd.	11,000	15,774
Hang Lung Group Ltd.	88,000	465,909
Hang Lung Properties Ltd.	229,000	774,150
Heiwa Real Estate Co., Ltd.	5,600	76,002
Hongkong Land Holdings Ltd.	114,400	916,318
Hulic Co., Ltd.	15,200	162,696
Hysan Development Co., Ltd.	61,342	283,440
Immofinanz AG*	112,287	337,788
Kerry Properties Ltd.	63,000	257,121
Kungsleden AB	17,608	128,167
Mitsui Fudosan Co., Ltd.	103,000	3,053,363
NTT Urban Development Corp.	16,300	169,702
PSP Swiss Property AG REG*	3,953	368,706
Robinsons Land Corp.	97,400	65,401
SM Prime Holdings, Inc.	950,075	397,283
Swiss Prime Site AG REG*	5,840	512,036
Tokyu Fudosan Holdings Corp.	60,100	446,600
Wheelock & Co., Ltd.	85,000	478,629

		16,754,180

Total Common Stocks (cost $92,157,261)		104,627,571

6

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

U.S. Treasury Bonds 2.6%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Bonds
0.63%, 02/15/43 (a)	$1,679,000	$1,659,904
0.75%, 02/15/42 (a)	1,688,000	1,753,444
0.75%, 02/15/45 (a)	657,000	657,641
1.38%, 02/15/44 (a)	1,681,000	1,966,661
1.75%, 01/15/28 (a)	1,141,000	1,499,009
2.00%, 01/15/26 (a)	1,460,000	2,051,564
2.13%, 02/15/40 (a)	1,107,000	1,591,090
2.13%, 02/15/41 (a)	1,751,000	2,505,494
2.38%, 01/15/25 (a)	2,044,000	3,095,263
2.38%, 01/15/27 (a)	1,203,000	1,731,758
2.50%, 01/15/29 (a)	1,033,000	1,443,435
3.38%, 04/15/32 (a)	366,000	710,332
3.63%, 04/15/28 (a)	1,225,000	2,508,721
3.88%, 04/15/29 (a)(b)	1,423,000	2,984,484

Total U.S. Treasury Bonds (cost $24,668,308)		26,158,800

U.S. Treasury Notes 5.3%
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16 (a)(b)	2,800,000	3,014,014
0.13%, 04/15/17 (a)	3,243,000	3,422,859
0.13%, 04/15/18 (a)	3,649,000	3,793,519
0.13%, 04/15/19 (a)	3,649,000	3,738,949
0.13%, 01/15/22 (a)(b)	3,013,000	3,161,280
0.13%, 07/15/22 (a)	2,992,000	3,101,145
0.13%, 01/15/23 (a)	2,992,000	3,067,760
0.13%, 07/15/24 (a)	2,992,000	2,974,319
0.25%, 01/15/25 (a)	1,095,000	1,099,048
0.38%, 07/15/23 (a)	2,992,000	3,108,529
0.63%, 07/15/21 (a)	2,616,300	2,863,696
0.63%, 01/15/24 (a)	2,992,000	3,152,330
1.13%, 01/15/21 (a)(b)	2,677,000	3,090,547
1.25%, 07/15/20 (a)(b)	2,363,000	2,766,008
1.38%, 07/15/18 (a)(b)	1,093,000	1,276,160
1.38%, 01/15/20 (a)	1,385,000	1,629,473
1.63%, 01/15/18 (a)	1,198,000	1,433,063
1.88%, 07/15/19 (a)	1,109,000	1,346,954
2.13%, 01/15/19 (a)	1,077,000	1,297,945
2.38%, 01/15/17 (a)	1,259,000	1,553,527
2.50%, 07/15/16 (a)	1,460,000	1,782,556
2.63%, 07/15/17 (a)	1,022,000	1,257,897

Total U.S. Treasury Notes (cost $53,923,350)		53,931,578

Commodity-Linked Notes 5.2%

	Principal Amount	Market Value

JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/19/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (c)(d)(e)	$32,470,000	$25,432,007
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/25/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (c)(d)(e)	723,000	669,844
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.20% due 02/29/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (c)(d)(e)	350,000	371,669
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.20% due 04/04/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (c)(d)(e)	910,000	934,804
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 01/04/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (c)(d)(e)	13,410,000	9,651,365
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 04/25/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index) (c)(d)(e)	13,920,000	15,043,148

Total Commodity-Linked Notes (cost $61,783,000)		52,102,837

Mutual Fund 44.5%
Money Market Fund 44.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.13% (f)	451,455,349	451,455,349

Total Mutual Fund (cost $451,455,349)		451,455,349

7

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Right 0.0%†

	Number of Rights	Market Value

Real Estate Investment Trusts (REITs) 0.0%†
Cofinimmo SA, Expiring 05/06/15*	1,566	$932

Total Right (cost $ —)		932

Total Investments (cost $683,987,268) (g) — 67.9%		688,277,067

Other assets in excess of liabilities — 32.1%		325,665,940

NET ASSETS — 100.0%		$1,013,943,007

*	Denotes a non-income producing security.

(a)	Principal amounts are not adjusted for inflation.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2015. The maturity date represents the actual maturity date.

(d)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2015 was $52,102,837 which represents 5.14% of net assets.

(f)	Represents 7-day effective yield as of April 30, 2015.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

LIBOR	London Interbank Offered Rate

Ltd.	Limited

NA	National Association

NL	Netherlands

NV	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SCA	Limited partnership with share capital

SE	European Public Limited Liability Company

SpA	Limited Share Company

At April 30, 2015, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2015[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 22	1.00%	$152,000,000	2.967%	06/20/20	$(14,838,492)	$1,366,825
Markit CDX North America High Yield Index Series 23	5.00	145,630,000	3.421	06/20/20	10,055,478	1,054,648

					$(4,783,014)	$2,421,473

8

Statement of Investments (Continued)

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/ Paid	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$109,368,487	07/06/15	$0	$8,029,628

					$0	$8,029,628

At April 30, 2015, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
78	Australian 10 Year Bond Future	06/15/15	$7,978,597	$6,811
88	Canadian 10 Year Bond Future	06/19/15	10,228,131	(134,979)
1,671	EURO-BOBL Future	06/08/15	241,665,155	(792,560)
56	Japan 10 Year Bond Treasury Future	06/11/15	69,362,144	263,122
103	Long GILT Future	06/26/15	18,675,363	(109,551)

			$347,909,390	$(767,157)

BOBL	Bundesobligationen (Federal Republic of Germany)
GILT	Government Index-Linked Treasury

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund
Assets:
Investments, at value (cost $683,987,268)	$688,277,067
Cash	294,999,975
Cash pledged for centrally cleared credit default swaps	32,236,779
Foreign currencies, at value (cost $1,630,852)	1,678,033
Interest and dividends receivable	425,691
Receivable for capital shares issued	1,590
Reclaims receivable	46,976
Swaps contracts, at value (Note 2)	8,029,628
Prepaid expenses	28,731

Total Assets	1,025,724,470

Liabilities:
Payable for capital shares redeemed	307,294
Payable for variation margin on futures contracts	711,710
Payable for variation margin on centrally cleared credit default swap contracts	438,144
Cash collateral due to broker for open total return swap contracts	9,930,000
Accrued expenses and other payables:
Investment advisory fees	281,336
Fund administration fees	26,781
Distribution fees	1,034
Administrative servicing fees	495
Accounting and transfer agent fees	3,519
Trustee fees	1,881
Deferred capital gain country tax	458
Custodian fees	3,909
Compliance program costs (Note 3)	269
Professional fees	31,808
Printing fees	11,233
Other	31,592

Total Liabilities	11,781,463

Net Assets	$1,013,943,007

Represented by:
Capital	$1,024,904,835
Accumulated distributions in excess of net investment income	(6,611,662)
Accumulated net realized losses from investments, futures, foreign currency, and swap transactions	(18,350,589)
Net unrealized appreciation/(depreciation) from investments†	4,289,341
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(767,157)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	27,138
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	10,451,101

Net Assets	$1,013,943,007

†	Net of $458 of deferred capital gain country tax.

10

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund
Net Assets:
Class A Shares	$3,129,652
Class C Shares	458,149
Institutional Service Class Shares	148,571
Institutional Class Shares	1,010,206,635

Total	$1,013,943,007

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	326,226
Class C Shares	48,352
Institutional Service Class Shares	15,425
Institutional Class Shares	104,927,355

Total	105,317,358

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.59
Class C Shares (b)	$9.48
Institutional Service Class Shares	$9.63
Institutional Class Shares	$9.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.81

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Portfolio Completion Fund
INVESTMENT INCOME:
Dividend income	$2,345,669
Interest income	225,881
Income from securities lending (Note 2)	990
Foreign tax withholding	(74,546)

Total Income	2,497,994

EXPENSES:
Investment advisory fees	1,847,202
Fund administration fees	156,883
Distribution fees Class A	4,108
Distribution fees Class C	2,388
Administrative servicing fees Class A	2,199
Administrative servicing fees Class C	167
Administrative servicing fees Institutional Service Class	81
Registration and filing fees	27,090
Professional fees	40,420
Printing fees	12,143
Trustee fees	13,453
Custodian fees	5,582
Accounting and transfer agent fees	11,846
Compliance program costs (Note 3)	1,824
Other	46,705

Total expenses before earnings credit and expenses reimbursed	2,172,091

Earnings credit (Note 4)	(647)
Expenses reimbursed by adviser (Note 3)	(197,271)

Net Expenses	1,974,173

NET INVESTMENT INCOME	523,821

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(19,573,887)
Net realized gains from futures transactions (Note 2)	7,037,459
Net realized losses from foreign currency transactions (Note 2)	(248,954)
Net realized losses from swap transactions (Note 2)	(4,132,627)

Net realized losses from investments, futures, foreign currency, and swap transactions	(16,918,009)

Net change in unrealized appreciation/(depreciation) from investments††	7,258,950
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(2,599,555)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	82,200
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	4,488,201

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	9,229,796

Net realized/unrealized losses from investments, futures, foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(7,688,213)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,164,392)

††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $3,282.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Nationwide Portfolio Completion Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$523,821	$4,571,317
Net realized gains/(losses) from investments, futures, foreign currency, and swap transactions	(16,918,009)	26,022,458
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	9,229,796	(4,559,262)

Change in net assets resulting from operations	(7,164,392)	26,034,513

Distributions to Shareholders From:
Net investment income:
Class A	(53,516)	(13,827)
Class C	(6,600)	(1,080)
Institutional Service Class	(3,502)	(1,465)
Institutional Class	(15,168,577)	(11,760,851)
Net realized gains:
Class A	(32,772)	–
Class C	(4,590)	–
Institutional Service Class	(2,050)	–
Institutional Class	(8,788,797)	–

Change in net assets from shareholder distributions	(24,060,404)	(11,777,223)

Change in net assets from capital transactions	66,543,180	134,263,098

Change in net assets	35,318,384	148,520,388

Net Assets:
Beginning of period	978,624,623	830,104,235

End of period	$1,013,943,007	$978,624,623

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(6,611,662)	$8,096,712

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$709,573	$2,403,694
Dividends reinvested	85,868	13,171
Cost of shares redeemed	(854,587)	(338,831)

Total Class A Shares	(59,146)	2,078,034

Class C Shares
Proceeds from shares issued	35,656	62,086
Dividends reinvested	11,190	1,016
Cost of shares redeemed	(58,737)	(74,161)

Total Class C Shares	(11,891)	(11,059)

Institutional Service Class Shares
Proceeds from shares issued	7,608	236,931
Dividends reinvested	5,552	1,465
Cost of shares redeemed	(112,152)	(64,463)

Total Institutional Service Class Shares	(98,992)	173,933

13

Statements of Changes in Net Assets (Continued)

	Nationwide Portfolio Completion Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$72,102,475	$192,462,044
Dividends reinvested	23,957,374	11,760,851
Cost of shares redeemed	(29,346,640)	(72,200,705)

Total Institutional Class Shares	66,713,209	132,022,190

Change in net assets from capital transactions	$66,543,180	$134,263,098

SHARE TRANSACTIONS:
Class A Shares
Issued	73,203	241,057
Reinvested	9,204	1,368
Redeemed	(90,226)	(34,686)

Total Class A Shares	(7,819)	207,739

Class C Shares
Issued	3,701	6,406
Reinvested	1,211	107
Redeemed	(6,219)	(7,730)

Total Class C Shares	(1,307)	(1,217)

Institutional Service Class Shares
Issued	810	23,633
Reinvested	593	151
Redeemed	(11,655)	(6,515)

Total Institutional Service Class Shares	(10,252)	17,269

Institutional Class Shares
Issued	7,520,743	19,684,758
Reinvested	2,562,286	1,219,986
Redeemed	(3,089,351)	(7,285,084)

Total Institutional Class Shares	6,993,678	13,619,660

Total change in shares	6,974,300	13,843,451

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Portfolio Completion Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Invest ments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distribu tions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turn over (e)
Class A Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.93	(0.01)	(0.10)	(0.11)	(0.14)	(0.09)	(0.23)	–	$9.59	(1.01%	)	$3,129,652	0.78%	(0.27%	)	0.82%	24.31%
Year Ended October 31, 2014 (f)	$9.80	(0.01)	0.24	0.23	(0.10)	–	(0.10)	–	$9.93	2.40%		$3,316,122	0.71%	(0.05%	)	0.77%	39.72%
Year Ended October 31, 2013 (f)	$9.74	0.01	0.09	0.10	(0.04)	–	(0.04)	–	$9.80	1.07%		$1,237,486	0.71%	0.12%		0.86%	7.42%
Year Ended October 31, 2012 (f)	$9.53	0.02	0.19	0.21	–	–	–	–	$9.74	2.20%		$707,666	0.72%	0.18%		0.93%	87.25%
Period Ended October 31, 2011 (f)(g)	$10.00	0.01	(0.48)	(0.47)	–	–	–	–	$9.53	(4.70%	)	$508,909	0.65%	0.24%		1.15%	15.06%

Class C Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.82	(0.05)	(0.07)	(0.12)	(0.13)	(0.09)	(0.22)	–	$9.48	(1.20%	)	$458,149	1.47%	(0.97%	)	1.51%	24.31%
Year Ended October 31, 2014 (f)	$9.69	(0.06)	0.21	0.15	(0.02)	–	(0.02)	–	$9.82	1.59%		$487,753	1.45%	(0.57%	)	1.51%	39.72%
Year Ended October 31, 2013 (f)	$9.66	(0.05)	0.08	0.03	–	–	–	–	$9.69	0.31%		$492,813	1.40%	(0.56%	)	1.55%	7.42%
Year Ended October 31, 2012 (f)	$9.51	(0.05)	0.20	0.15	–	–	–	–	$9.66	1.58%		$328,521	1.40%	(0.52%	)	1.61%	87.25%
Period Ended October 31, 2011 (f)(g)	$10.00	(0.01)	(0.48)	(0.49)	–	–	–	–	$9.51	(4.90%	)	$130,226	1.39%	(0.47%	)	1.95%	15.06%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.96	–	(0.09)	(0.09)	(0.15)	(0.09)	(0.24)	–	$9.63	(0.83%	)	$148,571	0.48%	0.01%		0.52%	24.31%
Year Ended October 31, 2014 (f)	$9.83	0.03	0.23	0.26	(0.13)	–	(0.13)	–	$9.96	2.72%		$255,647	0.43%	0.29%		0.49%	39.72%
Year Ended October 31, 2013 (f)	$9.77	0.04	0.09	0.13	(0.07)	–	(0.07)	–	$9.83	1.38%		$82,618	0.40%	0.42%		0.54%	7.42%
Year Ended October 31, 2012 (f)	$9.53	0.05	0.20	0.25	(0.01)	–	(0.01)	–	$9.77	2.62%		$8,803	0.40%	0.49%		0.60%	87.25%
Period Ended October 31, 2011 (f)(g)	$10.00	0.01	(0.48)	(0.47)	–	–	–	–	$9.53	(4.70%	)	$8,580	0.40%	0.40%		0.77%	15.06%

Institutional Class Shares
Six Months Ended April 30, 2015 (f) (Unaudited)	$9.95	0.01	(0.09)	(0.08)	(0.15)	(0.09)	(0.24)	–	$9.63	(0.71%	)	$1,010,206,635	0.40%	0.11%		0.44%	24.31%
Year Ended October 31, 2014 (f)	$9.82	0.05	0.21	0.26	(0.13)	–	(0.13)	–	$9.95	2.74%		$974,565,101	0.40%	0.49%		0.46%	39.72%
Year Ended October 31, 2013 (f)	$9.77	0.04	0.09	0.13	(0.08)	–	(0.08)	–	$9.82	1.28%		$828,291,318	0.40%	0.43%		0.54%	7.42%
Year Ended October 31, 2012 (f)	$9.53	0.05	0.20	0.25	(0.01)	–	(0.01)	–	$9.77	2.61%		$186,432,068	0.40%	0.49%		0.61%	87.25%
Period Ended October 31, 2011 (f)(g)	$10.00	0.01	(0.48)	(0.47)	–	–	–	–	$9.53	(4.70%	)	$165,308,996	0.40%	0.41%		0.76%	15.06%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from July 26, 2011 (commencement of operations) through October 31, 2011. Total return is calculated based on inception date of July 25, 2011 through October 31, 2011.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the Nationwide Portfolio Completion Fund (the “Fund”), a series of the Trust.

The Fund currently offers Class A, Class C, Institutional Service Class and Institutional Class shares. Each class of shares of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, Level 3 investments within the hierarchy.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets

17

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Commodity-linked notes may be valued on the basis of a variety of indicators, including a price provided by an independent pricing service, a valuation provided by the note’s counterparty and/or a valuation based on a subadviser model. These prices and valuations are generally the function of the movement of an underlying commodity index as well as other terms of the applicable contract, including the leverage factor and any fee and/or interests components of the note. Commodity-linked notes are categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$52,102,837	$—	$52,102,837
Common Stocks
Real Estate Investment Trusts (REITs)	60,378,865	27,494,526	—	87,873,391
Real Estate Management & Development	5,100,931	11,653,249	—	16,754,180
Total Common Stocks	$65,479,796	$39,147,775	$—	$104,627,571
Swap Contracts*	—	10,451,101	—	10,451,101
Futures Contracts	269,933	—	—	269,933
Mutual Fund	451,455,349	—	—	451,455,349
Right	932	—	—	932
U.S. Treasury Bonds	—	26,158,800	—	26,158,800
U.S. Treasury Notes	—	53,931,578	—	53,931,578
Total Assets	$517,206,010	$181,792,091	$—	$698,998,101
Liabilities:
Futures Contracts	$(1,037,090)	$—	$—	$(1,037,090)
Total Liabilities	$(1,037,090)	$—	$—	$(1,037,090)
Total	$516,168,920	$181,792,091	$—	$697,961,011

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the six month ended April 30, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency

18

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”.

(c)	Commodity-Linked Notes

The Fund invests in commodity-linked notes to gain exposure to the investment returns of the commodity markets without direct investment in physical commodities or commodity futures contracts. The value of commodity-linked notes may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or changes in the underlying commodity or related commodity index. Because commodity-linked notes are often leveraged, their values may be more volatile than the underlying index. Certain commodity-linked notes may be illiquid. In addition to the performance of commodities, other factors that can affect the value of commodity-linked notes include liquidity, quality, and maturity. The notes are subject to prepayment, credit, and interest rate risk. Because of the relatively small number of issuers, the Fund’s investment in commodity-linked notes will also be subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will not fulfill its contractual obligations. If the underlying index declines from the entrance date by an amount specified in the note, the note may be automatically redeemed. The Fund can request prepayment from the issuer at any time. The Fund records a realized gain or loss when a note matures or is sold.

(d)	Swap Contracts

Credit Default Swaps. The Fund had entered into credit default swap contracts during the six months ended April 30, 2015. Swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to create synthetic long exposure to domestic indices. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the swap.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the

19

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of April 30, 2015 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Total Return Swaps — The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to a fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades,

20

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Swap contracts, at value” and in the Statement of Operations under “Net realized gains/losses from swap transactions” and “Net change in unrealized appreciation/(depreciation) from swap contracts”.

(e)	Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s objectives and to obtain and/or manage exposure related to the value of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments, and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

21

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2015

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$2,421,473
Equity risk	Swap contracts, at value	8,029,628
Futures Contracts(b)
Interest rate risk	Unrealized appreciation from futures contracts	269,933
Total		$10,721,034
Liabilities:
Futures Contracts(b)
Interest rate risk	Unrealized depreciation from futures contracts	(1,037,090)
Total		$(1,037,090)
(a)	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$(1,398,490)
Equity risk	(2,734,137)
Futures Contracts
Interest rate risk	7,037,459
Total	$2,904,832

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2015

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(2,333,617)
Equity risk	6,821,818
Futures Contracts
Interest rate risk	(2,599,555)
Total	$(1,888,646)

Information about derivative instruments reflected as of April 30, 2015 is generally indicative of the type of derivative instruments used by the Fund for the six months ended April 30, 2015. Goldman Sachs Asset Management, L.P., (the “Subadviser”) utilizes future contracts to gain exposure to certain emerging and developing markets in which the Fund cannot hold direct investments. The number of futures contracts held by the Fund as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

22

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Futures Contracts:
Average Notional Balance Long(a)	$334,756,740
(a)	The Fund entered into futures contracts from November 1, 2014 through April 30, 2015.

The Subadviser utilizes centrally cleared credit default swaps and total return swap to replicate the performance of an index overall. The number of centrally cleared credit default and total return swap contracts held by the Fund as of April 30, 2015 is generally indicative of the volume for the six months ended April 30, 2015.

Centrally Cleared Credit Default Swaps:
Average Notional Balance — Sell Protection(b)	$293,110,000

Total Return Swaps:
Average Notional Balance(c)	$108,081,888
(b)	The Fund entered into centrally cleared credit default swaps from November 1, 2014 through April 30, 2015.
(c)	The Fund entered into total return swaps from November 1, 2014 through April 30, 2015.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help {the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2015, the centrally cleared credit default swaps and the futures contracts agreements do not provide for netting arrangements.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for total return swaps that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2015:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Swap Contracts	$8,029,628	$—	$8,029,628
Total	$8,029,628	$—	$8,029,628

Amounts designated as “—” are zero.

23

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$8,029,628	$—	$(8,029,628)	$—
Total	$8,029,628	$—	$(8,029,628)	$—

Amounts designated as “—” are zero.

(f)	Securities Lending

During the six months ended April 30, 2015, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total net assets of the Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Fund. The Fund receives payments from BBH equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2015, the Fund did not have any portfolio securities on loan.

24

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(g)	Joint Repurchase Agreements

During the six months ended April 30, 2015, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2015, the Fund did not hold any repurchase agreements.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation/deflation adjustments to the face amount of inflation-indexed securities are recorded as an increase/reduction in interest income on the Fund’s Statement of Operations. In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain / loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

25

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(j)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a

26

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

direct wholly owned subsidiary of Nationwide Corporation. NFA has selected the Subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.40%
$200 million and more	0.37%

For the six months ended April 30, 2015, the Fund’s effective advisory fee rate was 0.38%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.40% for all share classes until February 29, 2016.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2015, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Six Months Ended April 30, 2015 Amount	Total
$378,975	$347,963	$532,535	$197,271	$1,456,744

During the six months ended April 30, 2015, no amount was reimbursed by the Fund to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

27

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

During the six months ended April 30, 2015, NFM received $156,883 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2015, the Fund’s portion of such costs amounted to $1,824.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class A shares and 1.00% of Class C shares of the Fund.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2015, the Fund imposed front-end sales charges of $1,211.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% and Class C CDSCs are 1.00%. During the six months ended April 30, 2015, the Fund imposed CDSCs of $0.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.

For the six months ended April 30, 2015, the Fund’s total administrative services fees were $2,447.

For the six months ended April 30, 2015, the effective rate for administrative services fees paid by the Fund for Class A, Class C, and Institutional Service Class were 0.13%, 0.07%, and 0.08%, respectively.

As of April 30, 2015, NFA or its affiliates directly held 99.63% of the outstanding shares of the Fund.

4.  Line of Credit and Earnings Credit

The Trust and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow

28

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 16, 2015. There were no borrowings under the line of credit during the six months ended April 30, 2015.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended April 30, 2015, the Fund had purchases of $76,115,816 and sales of $56,647,118 (excluding short-term securities).

For the six months ended April 30, 2015, the Fund had purchases of $8,105,646 and sales of $6,867,190 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also

29

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps. Using swaps can involve greater risks than investing directly in the underlying securities or assets. Swaps often involve leverage, increasing their price volatility relative to changes in the price of the underlying asset. If a swap counterparty fails to meet its obligations under the contract, the Fund may lose money.

Commodity-Linked Notes. Commodity-linked notes are subject to the risk that the counterparty will fail to meet its obligations, as well as to the risk that the commodity or commodity index underlying a note may change in value. Commodity-linked notes often are leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. In addition, because they are debt securities, commodity-linked notes are subject to risks typically associated with fixed-income securities, such as movements in interest rates, the time remaining until maturity and the creditworthiness of the issuer. A liquid secondary market may not exist for certain commodity-linked notes, making it difficult for the Fund to sell them at the desired time at an acceptable price.

Other

The Fund, along with certain series of Nationwide Variable Insurance Trust, may invest through an omnibus account at JPMorgan any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Fund’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Fund.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

9.  Other

As of April 30, 2015, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders) which held more than 10% of the total shares outstanding of the Fund. The Fund had 3 accounts holding 61.91% of the total outstanding shares of the Fund. Each such account is the account of an affiliated fund.

30

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. During the six months ended April 30, 2015, the Fund recaptured $0 of brokerage commissions.

11.  Federal Tax Information

As of April 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$684,446,131	$17,176,520	$(13,345,584)	$3,830,936

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide HighMark Large Cap Growth Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide HighMark Balanced Fund

Nationwide Bailard Technology & Science Fund

Nationwide Small Company Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Bailard International Equities Fund

Nationwide Global Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Bond Fund

Nationwide HighMark Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide High Yield Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Portfolio Completion Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

32

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Lipper containing only sub-advised funds, and multi-manager funds;

—	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

—

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

33

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

—

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization.

Nationwide Fund, Nationwide Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Ziegler Equity Income Fund, Nationwide Bailard Technology & Science Fund, Nationwide Small Company Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Global Equity Fund, Nationwide Inflation-Protected Securities Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Short Term Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the one-year period in the case of Nationwide Inflation-Protected Securities Fund, and the two-year period in the case of Nationwide Small Company Growth Fund, each of which had less than three years of performance history). The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Core Plus Bond Fund, Nationwide Government Bond Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014. The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Money Market Fund, Nationwide Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014 (or the two-year period in the case of Nationwide HighMark Value Fund, which had less than three years of performance history). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the

34

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s investment program. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are seven asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes, and that all seven of the Fund’s underlying index-replicating sleeves had tracked the corresponding index returns within their specified tracking error bands. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide Bailard Cognitive Value Fund, Nationwide HighMark Balanced Fund, Nationwide Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Portfolio Completion Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group.

Nationwide HighMark Value Fund, Nationwide Core Plus Bond Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Lipper expense group. As to the Nationwide HighMark Value Fund, the Trustees considered that the Adviser had agreed to implement new permanent breakpoints in the Fund’s advisory fee (not subject to later recoupment by the Adviser). As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s advisory fee was only 5 basis points above the 60th percentile of the Lipper expense group.

Nationwide HighMark Small Cap Core Fund, Nationwide Money Market Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees noted that each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Lipper expense group. The Trustees considered that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide HighMark Small Cap Core Fund and Nationwide HighMark National Intermediate Tax Free Bond Fund, the Trustees considered that the Adviser had agreed to permanent amendments to the Advisory Agreements reducing the advisory fee and implementing advisory fee breakpoints (not subject to later recoupment by the Adviser). As to Nationwide Money Market Fund, the Trustees considered that the Fund’s total expense ratio was only 1 basis point above the 60th percentile of the Lipper expense group, and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, Nationwide HighMark Bond Fund, Nationwide Government Bond Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Lipper expense group. As to Nationwide Geneva Small Cap Growth Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide HighMark Bond Fund, the Trustees considered that the Adviser agreed to permanent amendments to the Advisory Agreements reducing the Fund’s advisory fee in order to reduce Fund expenses (not subject to later recoupment by the Adviser). As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had

35

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, and that the Adviser was proposing to implement an additional expense limitation to reduce Fund expenses.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules (except Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Value Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund) are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. With respect to each Fund which did not have breakpoints, the Trustees noted that the Adviser was proposing to implement permanent breakpoints for each of these Funds (not subject to later recoupment by the Adviser).

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

36

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

37

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

38

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

39

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

40

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

41

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

42

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

43

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

44

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

45

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

46

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-PC 6/15

Semiannual Report

April 30, 2015 (Unaudited)

Nationwide Mutual Funds

Target Destination Funds

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Nationwide Retirement Income Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2015

Dear Investor,

I get great satisfaction from knowing that Nationwide® helps people protect themselves and their loved ones in so many different ways. We proudly have provided insurance, banking and financial services for more than 85 years. Every day we help America prepare for and live in retirement by helping financial advisors serve their clients.

Nationwide’s dedication to putting people first also is reflected in our contributions to charitable organizations where we live and work. In 2014, Nationwide associates logged more than 91,000 volunteer hours to benefit our communities. By doing the right thing again and again, day after day, we can make a powerful difference.

We bring this same passion to serving your long-term investment needs through our mutual funds. The great American author Maya Angelou liked to say “All great achievements require time.” She was right, especially when you are working over time to build a better, more secure financial future. While it’s good to periodically assess your progress and your plan, it’s the long-term outcome that really matters.

Please take a few minutes to review this semiannual fund report. It brings you information about market trends during the six-month reporting period ended April 30, 2015, as well as your fund’s specific holdings and performance. The economic climate during this semiannual period was favorable overall for investors. U.S. equities rallied, and nearly all market sectors and capitalization ranges showed strong performance. International equities also were strong as investors reacted to the hastening of the foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. In addition, fixed-income investment returns were positive during the semiannual period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

Remember to meet regularly with your financial advisor to discuss your investment goals. As always, thank you for your investment in Nationwide funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual reporting period ended April 30, 2015, most asset classes produced a positive investment return. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 4.40% return; nearly all market sectors and capitalization ranges showed strong performance for the reporting period. International equities were relatively strong during the reporting period, with the MSCI EAFE® Index returning 8.18% and the MSCI Emerging Markets® Index 5.78%, as investors reacted to the acceleration of foreign central bank stimulus and the impact of the rising U.S. dollar relative to the euro and the yen. Fixed-income investment returns were positive during the reporting period, driven by declining long-term interest rates and the strong performance of credit-sensitive market segments.

In the United States, equity markets managed to gain despite the tapering of the Federal Reserve’s quantitative easing (QE) program and a deceleration in economic growth throughout the reporting period. Gross domestic product (GDP) growth was 2.2% in the fourth calendar quarter of 2014 and 0.2% in the first calendar quarter of 2015. As a result, expectations for the timing of the first federal funds rate hike were extended to late in calendar-year 2015, providing investors with confidence that interest rates would remain low and proving supportive to bond prices as well as equity prices during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January 2015, with the Index registering -3.00%, but the brief downturn was more than offset by the Index’s 5.75% return in February 2015.

The best-performing sectors for the S&P 500 Index during the reporting period were consumer discretionary, up 20.8%; health care, up 6.69%; and technology, up 6.49%. The consumer discretionary sector benefited from the severe decline in oil prices during the reporting period, health care from excitement about new products, and technology from successful earnings as well as products. The weakest sectors during the reporting period were energy, down 4.71%; utilities, down 1.1%; and industrials, up 2.05%.

Weakness in the energy sector was driven by the decline in oil prices, in utilities due to the prospect for higher interest rates, and in industrials as a result of the impact of the rising dollar.

The strong performance in U.S. equities was broad based during the reporting period, with large-capitalization stocks slightly outperforming small-cap stocks, and growth outperforming value.

U.S. economic activity decelerated during the reporting period, with fourth-quarter 2014 real GDP growth of 2.2% falling to 0.2% in the first quarter of 2015. Inflation remained well controlled throughout the reporting period, with the U.S. Consumer Price Index (CPI) turning negative in January, February and March due to the significant decline in the price of oil and other commodities. Core CPI (excluding the volatile food and energy categories) remained below 2% during the reporting period. Despite job-creation levels coming in lower than during many past economic recoveries, the unemployment rate continued to decline during the reporting period, falling from 5.7% to 5.5%.

International stocks outperformed U.S. stocks during the reporting period, reversing a trend of underperformance. Previous to the first calendar quarter of 2015, the S&P 500 Index outperformed the MSCI EAFE Index in five consecutive quarters and in 16 of the previous 21 quarters. The stimulative action by foreign central banks, including a QE program instituted by the European Central Bank (ECB), attracted investors. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth.

Performance in the fixed-income markets during the reporting period was driven by a decline in interest rates as well as credit spreads. Long-term Treasury yields fell from 2.31% to 1.92% during the reporting period. Fixed-income returns were positive, as investors postponed their expectations for the initial federal funds rate hike. Long-term and credit-sensitive bonds delivered the strongest performance among fixed-income investments during the reporting period.

2

Fund Overview	Nationwide Destination 2010 Fund

Asset Allocation†

Fixed Income Funds	40.1%
Equity Funds	39.8%
Fixed Contract	10.1%
Alternative Assets	10.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide Bond Index Fund, Institutional Class	26.1%
Nationwide S&P 500 Index Fund, Institutional Class	15.0%
Nationwide International Index Fund, Institutional Class	13.0%
Nationwide Fixed Contract	10.1%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
iShares Intermediate Credit Bond ETF	8.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	7.9%
Nationwide Small Cap Index Fund, Institutional Class	3.9%
iShares iBoxx $ High Yield Corporate Bond ETF	3.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	3.0%
iShares 1-3 Year Credit Bond ETF†††	0.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

†††	Amount rounds to less than 0.1%.

3

Shareholder Expense Example	Nationwide Destination 2010 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2010 Fund April 30, 2015			Beginning Account Value($) 11/01/14	Ending Account Value($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,027.10	2.56	0.51
	Hypothetical	(b)(c)	1,000.00	1,022.27	2.56	0.51
Class C Shares	Actual	(b)	1,000.00	1,023.30	6.37	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,024.70	4.42	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,028.60	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Class Shares	Actual	(b)	1,000.00	1,028.60	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

4

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 79.0%

	Shares	Market Value

Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	294,150	$2,832,660

Total Alternative Assets (cost $2,873,167)		2,832,660

Equity Funds 39.8%
Nationwide International Index Fund, Institutional Class (a)	432,920	3,671,164
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	114,150	2,227,076
Nationwide S&P 500 Index Fund, Institutional Class (a)	274,481	4,227,001
Nationwide Small Cap Index Fund, Institutional Class (a)	71,714	1,098,657

Total Equity Funds (cost $10,157,056)		11,223,898

Fixed Income Funds 29.1%
Nationwide Bond Index Fund, Institutional Class (a)	653,854	7,362,392
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	87,396	844,245

Total Fixed Income Funds (cost $8,109,743)		8,206,637

Total Mutual Funds (cost $21,139,966)		22,263,195

Exchange Traded Funds 11.0%
Fixed Income Funds 11.0%
iShares 1-3 Year Credit Bond ETF	34	3,589
iShares iBoxx $ High Yield Corporate Bond ETF	9,290	845,297
iShares Intermediate Credit Bond ETF	20,473	2,260,219

Total Exchange Traded Funds (cost $3,084,885)		3,109,105

Fixed Contract 10.1%

	Principal Amount

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$2,851,673	2,851,673

Fixed Contract

Market Value

Total Fixed Contract (cost $2,851,673)	$2,851,673

Total Investments (cost $27,076,524) (d) — 100.1%	28,223,973

Liabilities in excess of other assets — (0.1)%	(18,141)

NET ASSETS — 100.0%	$28,205,832

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2010 Fund
Assets:
Investments in affiliates, at value (cost $23,991,639)	$25,114,868
Investments in non-affiliates, at value (cost $3,084,885)	3,109,105

Total Investments, at value (total cost $27,076,524)	28,223,973

Receivable for capital shares issued	12,989

Total Assets	28,236,962

Liabilities:
Payable for investments purchased	12,343
Payable for capital shares redeemed	4
Cash overdraft (Note 2)	4,230
Accrued expenses and other payables:
Investment advisory fees	3,004
Distribution fees	8,229
Administrative servicing fees	3,190
Trustee fees (Note 3)	57
Professional fees (Note 3)	73

Total Liabilities	31,130

Net Assets	$28,205,832

Represented by:
Capital	$26,442,482
Accumulated distributions in excess of net investment income	(45,756)
Accumulated net realized gains from affiliated and non-affiliated investments	661,657
Net unrealized appreciation/(depreciation) from investments in affiliates	1,123,229
Net unrealized appreciation/(depreciation) from investments in non-affiliates	24,220

Net Assets	$28,205,832

Net Assets:
Class A Shares	$3,539,484
Class C Shares	1,556,103
Class R Shares	15,086,367
Institutional Service Class Shares	23,091
Institutional Class Shares	8,000,787

Total	$28,205,832

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	404,587
Class C Shares	179,271
Class R Shares	1,729,803
Institutional Service Class Shares	2,638
Institutional Class Shares	913,053

Total	3,229,352

6

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2010 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.75
Class C Shares (b)	$8.68
Class R Shares	$8.72
Institutional Service Class Shares	$8.75
Institutional Class Shares	$8.76
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.28

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2010 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$270,355
Dividend income from non-affiliates	51,124
Interest income from affiliates	787

Total Income	322,266

EXPENSES:
Investment advisory fees	18,143
Distribution fees Class A	4,024
Distribution fees Class C	7,809
Distribution fees Class R	38,986
Administrative servicing fees Class A	1,982
Administrative servicing fees Class C	1,033
Administrative servicing fees Class R	19,492
Professional fees (Note 3)	121
Trustee fees (Note 3)	389

Total Expenses	91,979

NET INVESTMENT INCOME	230,287

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	500,774
Net realized gains from investment transactions with affiliates	589,079
Net realized gains from investment transactions with non-affiliates	21,942

Net realized gains from affiliated and non-affiliated investments	1,111,795

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(602,417)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(18,078)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(620,495)

Net realized/unrealized gains from affiliated and non-affiliated investments	491,300

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$721,587

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

a	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$230,287	$401,247
Net realized gains from affiliated and non-affiliated investments	1,111,795	1,588,704
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(620,495)	(522,661)

Change in net assets resulting from operations	721,587	1,467,290

Distributions to Shareholders From:
Net investment income:
Class A	(36,809)	(88,024)
Class C	(11,907)	(15,180)
Class R (a)	(144,360)	(217,275)
Class R1 (b)	–	(14,661)
Institutional Service Class	(290)	(456)
Institutional Class	(97,526)	(109,915)
Net realized gains:
Class A	(171,762)	(233,229)
Class C	(84,750)	(39,935)
Class R (a)	(861,880)	(463,812)
Class R1 (b)	–	(60,938)
Institutional Service Class	(1,204)	(628)
Institutional Class	(407,943)	(116,521)

Change in net assets from shareholder distributions	(1,818,431)	(1,360,574)

Change in net assets from capital transactions	675,725	(3,913,761)

Change in net assets	(421,119)	(3,807,045)

Net Assets:
Beginning of period	28,626,951	32,433,996

End of period	$28,205,832	$28,626,951

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(45,756)	$14,849

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,289,905	$1,868,369
Dividends reinvested	208,571	321,253
Cost of shares redeemed	(623,484)	(7,654,751)

Total Class A Shares	874,992	(5,465,129)

Class C Shares
Proceeds from shares issued	9,324	170,000
Dividends reinvested	96,657	54,962
Cost of shares redeemed	(56,644)	(33,784)

Total Class C Shares	49,337	191,178

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

9

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$569,011	$2,367,906
Proceeds from shares issued from class conversion	–	1,828,082
Dividends reinvested	1,006,240	681,087
Cost of shares redeemed	(2,726,835)	(4,658,155)

Total Class R Shares	(1,151,584)	218,920

Class R1 Shares (b)
Proceeds from shares issued	–	72,868
Dividends reinvested	–	75,599
Cost of shares redeemed in class conversion	–	(1,828,082)
Cost of shares redeemed	–	(357,202)

Total Class R1 Shares	–	(2,036,817)

Institutional Service Class Shares
Proceeds from shares issued	–	–
Dividends reinvested	1,494	1,084
Cost of shares redeemed	(423)	(410)

Total Institutional Service Class Shares	1,071	674

Institutional Class Shares
Proceeds from shares issued	1,675,237	4,654,778
Dividends reinvested	505,469	226,436
Cost of shares redeemed	(1,278,797)	(1,703,801)

Total Institutional Class Shares	901,909	3,177,413

Change in net assets from capital transactions	$675,725	$(3,913,761)

SHARE TRANSACTIONS:
Class A Shares
Issued	147,255	206,698
Reinvested	24,388	36,579
Redeemed	(72,705)	(848,284)

Total Class A Shares	98,938	(605,007)

Class C Shares
Issued	1,073	19,040
Reinvested	11,385	6,287
Redeemed	(6,505)	(3,804)

Total Class C Shares	5,953	21,523

Class R Shares (a)
Issued	65,077	263,384
Issued in class conversion	–	206,148
Reinvested	118,093	77,524
Redeemed	(311,456)	(519,282)

Total Class R Shares	(128,286)	27,774

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

10

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	8,130
Reinvested	–	8,660
Redeemed in class conversion	–	(206,269)
Redeemed	–	(40,682)

Total Class R1 Shares	–	(230,161)

Institutional Service Class Shares
Issued	–	–
Reinvested	174	123
Redeemed	(46)	(45)

Total Institutional Service Class Shares	128	78

Institutional Class Shares
Issued	189,267	517,542
Reinvested	59,028	25,539
Redeemed	(145,227)	(189,858)

Total Institutional Class Shares	103,068	353,223

Total change in shares	79,801	(432,570)

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2010 Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$721,587
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(5,295,071)
Proceeds from disposition of affiliated investments	5,635,788
Purchase of non-affiliated investments	(1,142,366)
Proceeds from disposition of non-affiliated investments	2,035,721
Reinvestment of dividend income from affiliates	(270,355)
Reinvestment of dividend income from non-affiliates	(51,124)
Reinvestment of interest income from affiliates	(787)
Change in unrealized (appreciation)/depreciation from investments in affiliates	602,417
Change in unrealized (appreciation)/depreciation from investments in non-affiliates	18,078
Reinvestment of net realized gain distributions from underlying affiliated funds	(500,774)
Net realized gain from investment transactions with affiliates	(589,079)
Net realized gain from investment transactions with non-affiliates	(21,942)
Decrease in receivable for investments sold	12,565
Increase in payable for investments purchased	12,343
Decrease in investment advisory fees	(100)
Decrease in distribution fees	(713)
Decrease in administrative servicing fees	(2,098)
Decrease in trustee fees	(28)
Decrease in professional fees	(36)

Net cash provided by operating activities	1,164,026

Cash flows used in financing activities:
Proceeds from shares issued	3,541,610
Payable for capital shares redeemed	(4,709,866)
Due to custodian	4,230

Net cash used in financing activities	(1,164,026)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment dividends and distributions of $1,818,431.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2010 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.11	0.08	0.15	0.23	(0.10)	(0.49)	(0.59)	$8.75	2.71%	$3,539,484	0.51%	1.78%	0.51%	25.70%
Year Ended October 31, 2014 (e)	$9.07	0.14	0.30	0.44	(0.14)	(0.26)	(0.40)	$9.11	5.02%	$2,784,131	0.62%	1.55%	0.62%	29.54%
Year Ended October 31, 2013 (e)	$8.63	0.09	0.65	0.74	(0.09)	(0.21)	(0.30)	$9.07	8.73%	$8,257,825	0.63%	1.07%	0.63%	50.61%
Year Ended October 31, 2012 (e)	$8.87	0.07	0.42	0.49	(0.08)	(0.65)	(0.73)	$8.63	6.17%	$9,953,015	0.66%	0.84%	0.66%	81.09%
Year Ended October 31, 2011 (e)	$9.12	0.17	0.01	0.18	(0.17)	(0.26)	(0.43)	$8.87	2.08%	$7,858,531	0.83%	1.92%	0.83%	81.36%
Year Ended October 31, 2010 (e)	$8.30	0.13	0.84	0.97	(0.15)	–	(0.15)	$9.12	11.72%	$8,099,252	0.84%	1.48%	0.84%	34.56%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.04	0.04	0.16	0.20	(0.07)	(0.49)	(0.56)	$8.68	2.33%	$1,556,103	1.27%	1.03%	1.27%	25.70%
Year Ended October 31, 2014 (e)	$9.02	0.07	0.31	0.38	(0.10)	(0.26)	(0.36)	$9.04	4.37%	$1,566,876	1.20%	0.83%	1.20%	29.54%
Year Ended October 31, 2013 (e)	$8.59	0.04	0.66	0.70	(0.06)	(0.21)	(0.27)	$9.02	8.27%	$1,368,581	1.13%	0.47%	1.13%	50.61%
Year Ended October 31, 2012 (e)	$8.84	0.02	0.43	0.45	(0.05)	(0.65)	(0.70)	$8.59	5.67%	$973,276	1.14%	0.27%	1.14%	81.09%
Year Ended October 31, 2011 (e)	$9.09	0.13	0.01	0.14	(0.13)	(0.26)	(0.39)	$8.84	1.46%	$192,640	1.33%	1.38%	1.33%	81.36%
Year Ended October 31, 2010 (e)	$8.28	0.10	0.82	0.92	(0.11)	–	(0.11)	$9.09	11.24%	$189,659	1.34%	1.14%	1.34%	34.56%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.08	0.06	0.15	0.21	(0.08)	(0.49)	(0.57)	$8.72	2.47%	$15,086,367	0.88%	1.45%	0.88%	25.70%
Year Ended October 31, 2014 (e)	$9.05	0.10	0.31	0.41	(0.12)	(0.26)	(0.38)	$9.08	4.71%	$16,866,896	0.88%	1.14%	0.88%	29.54%
Year Ended October 31, 2013 (e)	$8.61	0.06	0.66	0.72	(0.07)	(0.21)	(0.28)	$9.05	8.47%	$16,555,381	0.88%	0.73%	0.88%	50.61%
Year Ended October 31, 2012 (e)	$8.85	0.05	0.42	0.47	(0.06)	(0.65)	(0.71)	$8.61	5.93%	$16,995,542	0.92%	0.60%	0.92%	81.09%
Year Ended October 31, 2011 (e)	$9.10	0.14	0.02	0.16	(0.15)	(0.26)	(0.41)	$8.85	1.73%	$19,367,799	1.08%	1.59%	1.08%	81.36%
Year Ended October 31, 2010 (e)	$8.28	0.13	0.82	0.95	(0.13)	–	(0.13)	$9.10	11.59%	$17,033,905	1.09%	1.48%	1.09%	34.56%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.11	0.09	0.16	0.25	(0.12)	(0.49)	(0.61)	$8.75	2.86%	$23,091	0.13%	2.16%	0.13%	25.70%
Year Ended October 31, 2014 (e)	$9.08	0.17	0.31	0.48	(0.19)	(0.26)	(0.45)	$9.11	5.49%	$22,863	0.13%	1.90%	0.13%	29.54%
Year Ended October 31, 2013 (e)	$8.63	0.06	0.73	0.79	(0.13)	(0.21)	(0.34)	$9.08	9.40%	$22,075	0.13%	0.65%	0.13%	50.61%
Year Ended October 31, 2012 (e)	$8.86	0.11	0.43	0.54	(0.12)	(0.65)	(0.77)	$8.63	6.80%	$1,199	0.16%	1.33%	0.16%	81.09%
Year Ended October 31, 2011 (e)	$9.11	0.22	0.01	0.23	(0.22)	(0.26)	(0.48)	$8.86	2.48%	$1,125	0.32%	2.38%	0.32%	81.36%
Year Ended October 31, 2010 (e)	$8.30	0.19	0.82	1.01	(0.20)	–	(0.20)	$9.11	12.41%	$1,102	0.36%	2.24%	0.36%	34.56%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.12	0.09	0.16	0.25	(0.12)	(0.49)	(0.61)	$8.76	2.86%	$8,000,787	0.13%	2.14%	0.13%	25.70%
Year Ended October 31, 2014 (e)	$9.08	0.16	0.33	0.49	(0.19)	(0.26)	(0.45)	$9.12	5.60%	$7,386,185	0.13%	1.81%	0.13%	29.54%
Year Ended October 31, 2013 (e)	$8.64	0.12	0.66	0.78	(0.13)	(0.21)	(0.34)	$9.08	9.26%	$4,149,052	0.13%	1.42%	0.13%	50.61%
Year Ended October 31, 2012 (e)	$8.88	0.11	0.42	0.53	(0.12)	(0.65)	(0.77)	$8.64	6.67%	$3,516,901	0.17%	1.33%	0.17%	81.09%
Year Ended October 31, 2011 (e)	$9.13	0.21	0.02	0.23	(0.22)	(0.26)	(0.48)	$8.88	2.48%	$3,397,195	0.33%	2.33%	0.33%	81.36%
Year Ended October 31, 2010 (e)	$8.31	0.21	0.81	1.02	(0.20)	–	(0.20)	$9.13	12.38%	$3,399,678	0.34%	2.38%	0.34%	34.56%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

13

Fund Overview	Nationwide Destination 2015 Fund

Asset Allocation†

Equity Funds	47.8%
Fixed Income Funds	33.2%
Alternative Assets	12.1%
Fixed Contract	7.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide Bond Index Fund, Institutional Class	23.1%
Nationwide S&P 500 Index Fund, Institutional Class	18.0%
Nationwide International Index Fund, Institutional Class	16.0%
Nationwide Portfolio Completion Fund, Institutional Class	12.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	8.9%
Nationwide Fixed Contract	7.0%
iShares Intermediate Credit Bond ETF	6.0%
Nationwide Small Cap Index Fund, Institutional Class	4.9%
Nationwide Inflation-Protected Securities Fund, Institutional Class	2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	2.0%
iShares 1-3 Year Credit Bond ETF	0.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

14

Shareholder Expense Example	Nationwide Destination 2015 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2015 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,029.50	2.47	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49
Class C Shares	Actual	(b)	1,000.00	1,025.90	5.98	1.19
	Hypothetical	(b)(c)	1,000.00	1,018.89	5.96	1.19
Class R Shares	Actual	(b)	1,000.00	1,027.10	4.42	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,029.80	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,031.00	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

15

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 85.0%

	Shares	Market Value

Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,757,296	$16,922,764

Total Alternative Assets (cost $16,924,668)		16,922,764

Equity Funds 47.8%
Nationwide International Index Fund, Institutional Class (a)	2,658,609	22,545,003
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	642,956	12,544,077
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,641,648	25,281,373
Nationwide Small Cap Index Fund, Institutional Class (a)	446,685	6,843,216

Total Equity Funds (cost $56,747,240)		67,213,669

Fixed Income Funds 25.1%
Nationwide Bond Index Fund, Institutional Class (a)	2,885,155	32,486,841
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	291,944	2,820,175

Total Fixed Income Funds (cost $34,975,536)		35,307,016

Total Mutual Funds (cost $108,647,444)		119,443,449

Exchange Traded Funds 8.1%
Fixed Income Funds 8.1%
iShares 1-3 Year Credit Bond ETF	454	47,915
iShares iBoxx $ High Yield Corporate Bond ETF	30,926	2,813,957
iShares Intermediate Credit Bond ETF	76,618	8,458,627

Total Exchange Traded Funds (cost $11,207,190)		11,320,499

Fixed Contract 7.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$9,894,964	$9,894,964

Total Fixed Contract (cost $9,894,964)		9,894,964

Total Investments (cost $129,749,598) (d) — 100.1%		140,658,912

Liabilities in excess of other assets — (0.1)%		(107,908)

NET ASSETS — 100.0%		$140,551,004

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2015 Fund
Assets:
Investments in affiliates, at value (cost $118,542,408)	$129,338,413
Investments in non-affiliates, at value (cost $11,207,190)	11,320,499

Total Investments, at value (total cost $129,749,598)	140,658,912

Receivable for investments sold	237,570
Receivable for capital shares issued	90,545

Total Assets	140,987,027

Liabilities:
Payable for investments purchased	47,915
Payable for capital shares redeemed	328,628
Cash overdraft (Note 2)	513
Accrued expenses and other payables:
Investment advisory fees	15,049
Distribution fees	23,432
Administrative servicing fees	19,858
Trustee fees (Note 3)	255
Professional fees (Note 3)	373

Total Liabilities	436,023

Net Assets	$140,551,004

Represented by:
Capital	$125,365,086
Accumulated distributions in excess of net investment income	(254,550)
Accumulated net realized gains from affiliated and non-affiliated investments	4,531,154
Net unrealized appreciation/(depreciation) from investments in affiliates	10,796,005
Net unrealized appreciation/(depreciation) from investments in non-affiliates	113,309

Net Assets	$140,551,004

Net Assets:
Class A Shares	$12,325,877
Class C Shares	898,919
Class R Shares	48,410,309
Institutional Service Class Shares	48,308,730
Institutional Class Shares	30,607,169

Total	$140,551,004

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,324,308
Class C Shares	97,089
Class R Shares	5,222,000
Institutional Service Class Shares	5,184,824
Institutional Class Shares	3,277,793

Total	15,106,014

17

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2015 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.31
Class C Shares (b)	$9.26
Class R Shares	$9.27
Institutional Service Class Shares	$9.32
Institutional Class Shares	$9.34
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.88

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2015 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,482,523
Dividend income from non-affiliates	214,163
Interest income from affiliates	2,780

Total Income	1,699,466

EXPENSES:
Investment advisory fees	91,785
Distribution fees Class A	14,714
Distribution fees Class C	5,024
Distribution fees Class R	127,737
Administrative servicing fees Class A	6,262
Administrative servicing fees Class C	286
Administrative servicing fees Class R	63,868
Administrative servicing fees Institutional Service Class	60,165
Professional fees (Note 3)	606
Trustee fees (Note 3)	1,942

Total Expenses	372,389

NET INVESTMENT INCOME	1,327,077

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,831,588
Net realized gains from investment transactions with affiliates	3,288,182
Net realized gains from investment transactions with non-affiliates	70,442

Net realized gains from affiliated and non-affiliated investments	6,190,212

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(3,379,776)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(64,445)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,444,221)

Net realized/unrealized gains from affiliated and non-affiliated investments	2,745,991

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,073,068

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$1,327,077	$2,280,275
Net realized gains from affiliated and non-affiliated investments	6,190,212	9,375,531
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,444,221)	(2,925,820)

Change in net assets resulting from operations	4,073,068	8,729,986

Distributions to Shareholders From:
Net investment income:
Class A	(135,547)	(351,955)
Class C	(8,985)	(10,202)
Class R (a)	(511,058)	(767,549)
Class R1 (b)	–	(56,379)
Institutional Service Class	(599,257)	(850,857)
Institutional Class	(394,733)	(459,166)
Net realized gains:
Class A	(709,045)	(679,725)
Class C	(66,975)	(18,459)
Class R (a)	(3,390,050)	(1,191,972)
Class R1 (b)	–	(162,763)
Institutional Service Class	(3,127,204)	(1,024,708)
Institutional Class	(1,847,151)	(399,617)

Change in net assets from shareholder distributions	(10,790,005)	(5,973,352)

Change in net assets from capital transactions	1,115,671	(14,744,375)

Change in net assets	(5,601,266)	(11,987,741)

Net Assets:
Beginning of period	146,152,270	158,140,011

End of period	$140,551,004	$146,152,270

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(254,550)	$67,953

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,574,372	$5,424,384
Dividends reinvested	844,592	1,030,952
Cost of shares redeemed	(1,768,751)	(26,886,645)

Total Class A Shares	1,650,213	(20,431,309)

Class C Shares
Proceeds from shares issued	9,000	211,234
Dividends reinvested	75,960	28,661
Cost of shares redeemed	(167,771)	(86,269)

Total Class C Shares	(82,811)	153,626

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

20

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$1,112,682	$6,265,028
Proceeds from shares issued from class conversion	–	7,060,840
Dividends reinvested	3,901,108	1,959,521
Cost of shares redeemed	(10,512,736)	(13,652,349)

Total Class R Shares	(5,498,946)	1,633,040

Class R1 Shares (b)
Proceeds from shares issued	–	585,037
Dividends reinvested	–	219,142
Cost of shares redeemed in class conversion	–	(7,060,840)
Cost of shares redeemed	–	(759,988)

Total Class R1 Shares	–	(7,016,649)

Institutional Service Class Shares
Proceeds from shares issued	5,323,211	13,125,560
Dividends reinvested	3,726,461	1,875,565
Cost of shares redeemed	(8,166,680)	(13,282,285)

Total Institutional Service Class Shares	882,992	1,718,840

Institutional Class Shares
Proceeds from shares issued	4,401,781	13,751,249
Dividends reinvested	2,241,884	858,783
Cost of shares redeemed	(2,479,442)	(5,411,955)

Total Institutional Class Shares	4,164,223	9,198,077

Change in net assets from capital transactions	$1,115,671	$(14,744,375)

SHARE TRANSACTIONS:
Class A Shares
Issued	281,940	564,787
Reinvested	92,995	109,590
Redeemed	(189,838)	(2,762,511)

Total Class A Shares	185,097	(2,088,134)

Class C Shares
Issued	965	21,975
Reinvested	8,403	3,045
Redeemed	(18,231)	(8,888)

Total Class C Shares	(8,863)	16,132

Class R Shares (a)
Issued	119,306	652,768
Issued in class conversion	–	742,394
Reinvested	431,508	207,972
Redeemed	(1,119,912)	(1,417,482)

Total Class R Shares	(569,098)	185,652

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

21

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	61,228
Reinvested	–	23,463
Redeemed in class conversion	–	(743,998)
Redeemed	–	(81,398)

Total Class R1 Shares	–	(740,705)

Institutional Service Class Shares
Issued	570,988	1,368,119
Reinvested	410,294	197,860
Redeemed	(874,383)	(1,376,191)

Total Institutional Service Class Shares	106,899	189,788

Institutional Class Shares
Issued	466,925	1,420,130
Reinvested	246,267	90,075
Redeemed	(265,029)	(558,140)

Total Institutional Class Shares	448,163	952,065

Total change in shares	162,198	(1,485,202)

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2015 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.79	0.08	0.19	0.27	(0.12)	(0.63)	(0.75)	$9.31	2.95%	$12,325,877	0.49%	1.83%	0.49%	15.88%
Year Ended October 31, 2014 (e)	$9.62	0.15	0.37	0.52	(0.14)	(0.21)	(0.35)	$9.79	5.60%	$11,150,884	0.62%	1.52%	0.62%	27.46%
Year Ended October 31, 2013 (e)	$9.02	0.10	0.86	0.96	(0.10)	(0.26)	(0.36)	$9.62	10.94%	$31,057,182	0.63%	1.07%	0.63%	34.75%
Year Ended October 31, 2012 (e)	$9.21	0.08	0.52	0.60	(0.09)	(0.70)	(0.79)	$9.02	7.24%	$30,640,624	0.67%	0.90%	0.67%	61.80%
Year Ended October 31, 2011 (e)	$9.23	0.18	0.04	0.22	(0.18)	(0.06)	(0.24)	$9.21	2.37%	$27,459,333	0.83%	1.87%	0.83%	54.48%
Year Ended October 31, 2010 (e)	$8.36	0.15	0.90	1.05	(0.15)	(0.03)	(0.18)	$9.23	12.74%	$25,042,293	0.84%	1.67%	0.84%	9.78%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.74	0.06	0.17	0.23	(0.08)	(0.63)	(0.71)	$9.26	2.59%	$898,919	1.19%	1.26%	1.19%	15.88%
Year Ended October 31, 2014 (e)	$9.60	0.08	0.38	0.46	(0.11)	(0.21)	(0.32)	$9.74	4.95%	$1,031,938	1.15%	0.88%	1.15%	27.46%
Year Ended October 31, 2013 (e)	$9.00	0.05	0.87	0.92	(0.06)	(0.26)	(0.32)	$9.60	10.50%	$862,284	1.13%	0.56%	1.13%	34.75%
Year Ended October 31, 2012 (e)	$9.21	0.04	0.50	0.54	(0.05)	(0.70)	(0.75)	$9.00	6.60%	$777,266	1.17%	0.41%	1.17%	61.80%
Year Ended October 31, 2011 (e)	$9.23	0.13	0.04	0.17	(0.13)	(0.06)	(0.19)	$9.21	1.88%	$751,548	1.33%	1.36%	1.33%	54.48%
Year Ended October 31, 2010 (e)	$8.37	0.11	0.89	1.00	(0.11)	(0.03)	(0.14)	$9.23	12.22%	$613,461	1.34%	1.21%	1.34%	9.78%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.75	0.07	0.18	0.25	(0.10)	(0.63)	(0.73)	$9.27	2.71%	$48,410,309	0.88%	1.55%	0.88%	15.88%
Year Ended October 31, 2014 (e)	$9.60	0.11	0.38	0.49	(0.13)	(0.21)	(0.34)	$9.75	5.28%	$56,452,141	0.88%	1.18%	0.88%	27.46%
Year Ended October 31, 2013 (e)	$9.00	0.07	0.87	0.94	(0.08)	(0.26)	(0.34)	$9.60	10.69%	$53,823,466	0.88%	0.81%	0.88%	34.75%
Year Ended October 31, 2012 (e)	$9.20	0.06	0.51	0.57	(0.07)	(0.70)	(0.77)	$9.00	6.93%	$52,790,820	0.92%	0.66%	0.92%	61.80%
Year Ended October 31, 2011 (e)	$9.22	0.15	0.04	0.19	(0.15)	(0.06)	(0.21)	$9.20	2.12%	$47,081,936	1.08%	1.64%	1.08%	54.48%
Year Ended October 31, 2010 (e)	$8.35	0.13	0.90	1.03	(0.13)	(0.03)	(0.16)	$9.22	12.49%	$44,133,969	1.09%	1.46%	1.09%	9.78%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.80	0.09	0.18	0.27	(0.12)	(0.63)	(0.75)	$9.32	2.98%	$48,308,730	0.38%	2.04%	0.38%	15.88%
Year Ended October 31, 2014 (e)	$9.65	0.16	0.38	0.54	(0.18)	(0.21)	(0.39)	$9.80	5.77%	$49,742,140	0.38%	1.70%	0.38%	27.46%
Year Ended October 31, 2013 (e)	$9.04	0.12	0.87	0.99	(0.12)	(0.26)	(0.38)	$9.65	11.30%	$47,151,464	0.38%	1.31%	0.38%	34.75%
Year Ended October 31, 2012 (e)	$9.23	0.10	0.52	0.62	(0.11)	(0.70)	(0.81)	$9.04	7.49%	$44,466,872	0.42%	1.15%	0.42%	61.80%
Year Ended October 31, 2011 (e)	$9.25	0.19	0.05	0.24	(0.20)	(0.06)	(0.26)	$9.23	2.63%	$41,721,194	0.58%	2.02%	0.58%	54.48%
Year Ended October 31, 2010 (e)	$8.38	0.17	0.91	1.08	(0.18)	(0.03)	(0.21)	$9.25	13.01%	$28,399,341	0.59%	1.92%	0.59%	9.78%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.82	0.10	0.18	0.28	(0.13)	(0.63)	(0.76)	$9.34	3.10%	$30,607,169	0.13%	2.24%	0.13%	15.88%
Year Ended October 31, 2014 (e)	$9.67	0.18	0.38	0.56	(0.20)	(0.21)	(0.41)	$9.82	6.03%	$27,775,167	0.13%	1.86%	0.13%	27.46%
Year Ended October 31, 2013 (e)	$9.06	0.14	0.88	1.02	(0.15)	(0.26)	(0.41)	$9.67	11.56%	$18,146,676	0.13%	1.50%	0.13%	34.75%
Year Ended October 31, 2012 (e)	$9.24	0.12	0.53	0.65	(0.13)	(0.70)	(0.83)	$9.06	7.86%	$12,270,445	0.16%	1.39%	0.16%	61.80%
Year Ended October 31, 2011 (e)	$9.26	0.22	0.04	0.26	(0.22)	(0.06)	(0.28)	$9.24	2.87%	$9,836,938	0.33%	2.28%	0.33%	54.48%
Year Ended October 31, 2010 (e)	$8.39	0.20	0.90	1.10	(0.20)	(0.03)	(0.23)	$9.26	13.24%	$5,595,575	0.34%	2.25%	0.34%	9.78%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

23

Fund Overview	Nationwide Destination 2020 Fund

Asset Allocation†

Equity Funds	54.8%
Fixed Income Funds	25.1%
Alternative Assets	16.1%
Fixed Contract	4.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Institutional Class	21.0%
Nationwide International Index Fund, Institutional Class	19.0%
Nationwide Portfolio Completion Fund, Institutional Class	16.1%
Nationwide Bond Index Fund, Institutional Class	16.1%
Nationwide Mid Cap Market Index Fund, Institutional Class	9.9%
iShares Intermediate Credit Bond ETF	5.0%
Nationwide Small Cap Index Fund, Institutional Class	4.8%
Nationwide Fixed Contract	4.1%
iShares iBoxx $ High Yield Corporate Bond ETF	2.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	2.0%
iShares 1-3 Year Credit Bond ETF†††	0.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

†††	Amount rounds to less than 0.1%.

24

Shareholder Expense Example	Nationwide Destination 2020 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2020 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,030.20	2.47	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49
Class C Shares	Actual	(b)	1,000.00	1,027.70	6.08	1.21
	Hypothetical	(b)(c)	1,000.00	1,018.79	6.06	1.21
Class R Shares	Actual	(b)	1,000.00	1,028.80	4.43	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,031.30	1.91	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,032.50	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

25

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 88.9%

	Shares	Market Value

Alternative Assets 16.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,579,885	$44,104,293

Total Alternative Assets (cost $44,720,128)		44,104,293

Equity Funds 54.8%
Nationwide International Index Fund, Institutional Class (a)	6,151,736	52,166,718
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,387,874	27,077,428
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,737,270	57,553,958
Nationwide Small Cap Index Fund, Institutional Class (a)	867,985	13,297,535

Total Equity Funds (cost $121,917,106)		150,095,639

Fixed Income Funds 18.0%
Nationwide Bond Index Fund, Institutional Class (a)	3,911,041	44,038,321
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	560,970	5,418,966

Total Fixed Income Funds (cost $49,576,048)		49,457,287

Total Mutual Funds (cost $216,213,282)		243,657,219

Exchange Traded Funds 7.1%
Fixed Income Funds 7.1%
iShares 1-3 Year Credit Bond ETF	641	67,651
iShares iBoxx $ High Yield Corporate Bond ETF	60,305	5,487,152
iShares Intermediate Credit Bond ETF	124,322	13,725,149

Total Exchange Traded Funds (cost$ 19,120,414)		19,279,952

Fixed Contract 4.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$11,219,296	$11,219,296

Total Fixed Contract (cost $11,219,296)		11,219,296

Total Investments (cost $246,552,992) (d) — 100.1%		274,156,467

Liabilities in excess of other assets — (0.1)%		(178,899)

NET ASSETS — 100.0%		$273,977,568

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2020 Fund
Assets:
Investments in affiliates, at value (cost $227,432,578)	$254,876,515
Investments in non-affiliates, at value (cost $19,120,414)	19,279,952

Total Investments, at value (total cost $246,552,992)	274,156,467

Receivable for investments sold	92,204
Receivable for capital shares issued	112,134

Total Assets	274,360,805

Liabilities:
Payable for investments purchased	67,651
Payable for capital shares redeemed	204,253
Cash overdraft (Note 2)	85
Accrued expenses and other payables:
Investment advisory fees	29,349
Distribution fees	44,076
Administrative servicing fees	36,795
Trustee fees (Note 3)	440
Professional fees (Note 3)	588

Total Liabilities	383,237

Net Assets	$273,977,568

Represented by:
Capital	$240,171,970
Accumulated distributions in excess of net investment income	(544,089)
Accumulated net realized gains from affiliated and non-affiliated investments	6,746,212
Net unrealized appreciation/(depreciation) from investments in affiliates	27,443,937
Net unrealized appreciation/(depreciation) from investments in non-affiliates	159,538

Net Assets	$273,977,568

Net Assets:
Class A Shares	$14,887,861
Class C Shares	3,200,492
Class R Shares	92,543,231
Institutional Service Class Shares	102,349,323
Institutional Class Shares	60,996,661

Total	$273,977,568

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,479,406
Class C Shares	321,747
Class R Shares	9,223,650
Institutional Service Class Shares	10,153,117
Institutional Class Shares	6,028,012

Total	27,205,932

27

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2020 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.06
Class C Shares (b)	$9.95
Class R Shares	$10.03
Institutional Service Class Shares	$10.08
Institutional Class Shares	$10.12
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.67

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

28

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2020 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,955,506
Dividend income from non-affiliates	333,264
Interest income from affiliates	3,099

Total Income	3,291,869

EXPENSES:
Investment advisory fees	172,603
Distribution fees Class A	16,744
Distribution fees Class C	14,699
Distribution fees Class R	231,949
Administrative servicing fees Class A	7,271
Administrative servicing fees Class C	1,148
Administrative servicing fees Class R	115,974
Administrative servicing fees Institutional Service Class	124,466
Professional fees (Note 3)	1,106
Trustee fees (Note 3)	3,613

Total Expenses	689,573

NET INVESTMENT INCOME	2,602,296

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	5,847,151
Net realized gains from investment transactions with affiliates	3,262,286
Net realized gains from investment transactions with non-affiliates	42,634

Net realized gains from affiliated and non-affiliated investments	9,152,071

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(3,506,203)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(57,335)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,563,538)

Net realized/unrealized gains from affiliated and non-affiliated investments	5,588,533

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,190,829

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$2,602,296	$3,694,500
Net realized gains from affiliated and non-affiliated investments	9,152,071	10,133,051
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,563,538)	945,698

Change in net assets resulting from operations	8,190,829	14,773,249

Distributions to Shareholders From:
Net investment income:
Class A	(159,675)	(327,686)
Class C	(25,080)	(32,469)
Class R (a)	(969,746)	(1,188,011)
Class R1 (b)	–	(116,984)
Institutional Service Class	(1,271,001)	(1,596,847)
Institutional Class	(779,987)	(773,890)
Net realized gains:
Class A	(484,200)	(615,965)
Class C	(108,579)	(66,285)
Class R (a)	(3,660,567)	(1,908,103)
Class R1 (b)	–	(320,848)
Institutional Service Class	(3,845,319)	(1,964,993)
Institutional Class	(2,138,125)	(670,687)

Change in net assets from shareholder distributions	(13,442,279)	(9,582,768)

Change in net assets from capital transactions	17,424,054	15,202,596

Change in net assets	12,172,604	20,393,077

Net Assets:
Beginning of period	261,804,964	241,411,887

End of period	$273,977,568	$261,804,964

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(544,089)	$59,104

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,802,871	$9,496,143
Dividends reinvested	643,875	943,651
Cost of shares redeemed	(1,394,517)	(25,070,848)

Total Class A Shares	3,052,229	(14,631,054)

Class C Shares
Proceeds from shares issued	395,225	234,973
Dividends reinvested	133,659	96,838
Cost of shares redeemed	(227,174)	(325,545)

Total Class C Shares	301,710	6,266

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

30

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$3,801,932	$9,616,581
Proceeds from shares issued from class conversion	–	13,107,171
Dividends reinvested	4,630,313	3,096,114
Cost of shares redeemed	(8,686,896)	(17,182,526)

Total Class R Shares	(254,651)	8,637,340

Class R1 Shares (b)
Proceeds from shares issued	–	2,095,698
Dividends reinvested	–	437,832
Cost of shares redeemed in class conversion	–	(13,107,171)
Cost of shares redeemed	–	(1,621,884)

Total Class R1 Shares	–	(12,195,525)

Institutional Service Class Shares
Proceeds from shares issued	10,737,398	22,515,187
Dividends reinvested	5,116,320	3,561,840
Cost of shares redeemed	(9,654,901)	(16,158,772)

Total Institutional Service Class Shares	6,198,817	9,918,255

Institutional Class Shares
Proceeds from shares issued	7,625,190	29,861,667
Dividends reinvested	2,918,112	1,444,577
Cost of shares redeemed	(2,417,353)	(7,838,930)

Total Institutional Class Shares	8,125,949	23,467,314

Change in net assets from capital transactions	$17,424,054	$15,202,596

SHARE TRANSACTIONS:
Class A Shares
Issued	381,292	936,984
Reinvested	65,745	95,546
Redeemed	(138,488)	(2,461,142)

Total Class A Shares	308,549	(1,428,612)

Class C Shares
Issued	40,145	22,957
Reinvested	13,794	9,892
Redeemed	(22,559)	(32,695)

Total Class C Shares	31,380	154

Class R Shares (a)
Issued	379,114	954,169
Issued in class conversion	–	1,312,910
Reinvested	473,900	313,257
Redeemed	(873,593)	(1,697,013)

Total Class R Shares	(20,579)	883,323

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

31

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	208,036
Reinvested	–	44,540
Redeemed in class conversion	–	(1,311,780)
Redeemed	–	(166,030)

Total Class R1 Shares	–	(1,225,234)

Institutional Service Class Shares
Issued	1,067,630	2,222,836
Reinvested	521,352	358,364
Redeemed	(966,594)	(1,597,507)

Total Institutional Service Class Shares	622,388	983,693

Institutional Class Shares
Issued	757,871	2,938,818
Reinvested	296,404	144,193
Redeemed	(240,250)	(769,475)

Total Institutional Class Shares	814,025	2,313,536

Total change in shares	1,755,763	1,526,860

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2020 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.29	0.09	0.21	0.30	(0.13)	(0.40)	(0.53)	$10.06	3.02%	$14,887,861	0.49%	1.89%	0.49%	10.03%
Year Ended October 31, 2014 (e)	$10.09	0.16	0.43	0.59	(0.16)	(0.23)	(0.39)	$10.29	5.98%	$12,042,352	0.62%	1.61%	0.62%	20.25%
Year Ended October 31, 2013 (e)	$9.26	0.11	1.15	1.26	(0.12)	(0.31)	(0.43)	$10.09	14.13%	$26,221,969	0.63%	1.17%	0.63%	20.65%
Year Ended October 31, 2012 (e)	$9.19	0.09	0.60	0.69	(0.10)	(0.52)	(0.62)	$9.26	8.17%	$23,141,162	0.67%	1.06%	0.67%	49.47%
Year Ended October 31, 2011 (e)	$9.14	0.17	0.07	0.24	(0.16)	(0.03)	(0.19)	$9.19	2.68%	$19,276,149	0.83%	1.77%	0.83%	41.26%
Year Ended October 31, 2010 (e)	$8.22	0.11	1.01	1.12	(0.14)	(0.06)	(0.20)	$9.14	13.78%	$16,077,321	0.83%	1.22%	0.83%	8.29%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.17	0.06	0.21	0.27	(0.09)	(0.40)	(0.49)	$9.95	2.77%	$3,200,492	1.21%	1.20%	1.21%	10.03%
Year Ended October 31, 2014 (e)	$10.00	0.09	0.42	0.51	(0.11)	(0.23)	(0.34)	$10.17	5.30%	$2,953,175	1.17%	0.88%	1.17%	20.25%
Year Ended October 31, 2013 (e)	$9.18	0.06	1.15	1.21	(0.08)	(0.31)	(0.39)	$10.00	13.66%	$2,900,859	1.13%	0.65%	1.13%	20.65%
Year Ended October 31, 2012 (e)	$9.14	0.05	0.58	0.63	(0.07)	(0.52)	(0.59)	$9.18	7.49%	$2,223,108	1.15%	0.52%	1.15%	49.47%
Year Ended October 31, 2011 (e)	$9.09	0.11	0.09	0.20	(0.12)	(0.03)	(0.15)	$9.14	2.20%	$934,370	1.33%	1.22%	1.33%	41.26%
Year Ended October 31, 2010 (e)	$8.19	0.09	0.98	1.07	(0.11)	(0.06)	(0.17)	$9.09	13.19%	$914,712	1.33%	1.04%	1.33%	8.29%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.25	0.08	0.21	0.29	(0.11)	(0.40)	(0.51)	$10.03	2.88%	$92,543,231	0.88%	1.63%	0.88%	10.03%
Year Ended October 31, 2014 (e)	$10.07	0.11	0.44	0.55	(0.14)	(0.23)	(0.37)	$10.25	5.59%	$94,769,629	0.88%	1.11%	0.88%	20.25%
Year Ended October 31, 2013 (e)	$9.24	0.09	1.15	1.24	(0.10)	(0.31)	(0.41)	$10.07	13.88%	$84,157,287	0.88%	0.93%	0.88%	20.65%
Year Ended October 31, 2012 (e)	$9.18	0.07	0.59	0.66	(0.08)	(0.52)	(0.60)	$9.24	7.86%	$72,944,752	0.92%	0.80%	0.92%	49.47%
Year Ended October 31, 2011 (e)	$9.12	0.14	0.09	0.23	(0.14)	(0.03)	(0.17)	$9.18	2.55%	$63,985,415	1.08%	1.47%	1.08%	41.26%
Year Ended October 31, 2010 (e)	$8.21	0.11	0.98	1.09	(0.12)	(0.06)	(0.18)	$9.12	13.43%	$52,604,669	1.09%	1.27%	1.09%	8.29%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.30	0.10	0.21	0.31	(0.13)	(0.40)	(0.53)	$10.08	3.13%	$102,349,323	0.38%	2.11%	0.38%	10.03%
Year Ended October 31, 2014 (e)	$10.11	0.17	0.43	0.60	(0.18)	(0.23)	(0.41)	$10.30	6.15%	$98,149,868	0.38%	1.63%	0.38%	20.25%
Year Ended October 31, 2013 (e)	$9.27	0.13	1.16	1.29	(0.14)	(0.31)	(0.45)	$10.11	14.51%	$86,374,010	0.38%	1.41%	0.38%	20.65%
Year Ended October 31, 2012 (e)	$9.21	0.12	0.58	0.70	(0.12)	(0.52)	(0.64)	$9.27	8.30%	$69,185,088	0.42%	1.29%	0.42%	49.47%
Year Ended October 31, 2011 (e)	$9.15	0.18	0.10	0.28	(0.19)	(0.03)	(0.22)	$9.21	3.05%	$56,549,621	0.58%	1.89%	0.58%	41.26%
Year Ended October 31, 2010 (e)	$8.23	0.15	0.99	1.14	(0.16)	(0.06)	(0.22)	$9.15	14.05%	$35,769,480	0.59%	1.73%	0.59%	8.29%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.34	0.11	0.21	0.32	(0.14)	(0.40)	(0.54)	$10.12	3.25%	$60,996,661	0.13%	2.30%	0.13%	10.03%
Year Ended October 31, 2014 (e)	$10.14	0.18	0.46	0.64	(0.21)	(0.23)	(0.44)	$10.34	6.50%	$53,889,940	0.13%	1.78%	0.13%	20.25%
Year Ended October 31, 2013 (e)	$9.30	0.16	1.16	1.32	(0.17)	(0.31)	(0.48)	$10.14	14.75%	$29,410,147	0.13%	1.64%	0.13%	20.65%
Year Ended October 31, 2012 (e)	$9.24	0.14	0.58	0.72	(0.14)	(0.52)	(0.66)	$9.30	8.53%	$18,481,983	0.16%	1.54%	0.16%	49.47%
Year Ended October 31, 2011 (e)	$9.18	0.21	0.09	0.30	(0.21)	(0.03)	(0.24)	$9.24	3.29%	$13,361,814	0.33%	2.19%	0.33%	41.26%
Year Ended October 31, 2010 (e)	$8.25	0.18	0.99	1.17	(0.18)	(0.06)	(0.24)	$9.18	14.38%	$8,670,767	0.34%	2.08%	0.34%	8.29%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

33

Fund Overview	Nationwide Destination 2025 Fund

Asset Allocation†

Equity Funds	63.8%
Alternative Assets	20.1%
Fixed Income Funds	16.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	24.0%
Nationwide International Index Fund, Institutional Class	21.1%
Nationwide Portfolio Completion Fund, Institutional Class	20.1%
Nationwide Mid Cap Market Index Fund, Institutional Class	11.9%
Nationwide Bond Index Fund, Institutional Class	9.1%
Nationwide Small Cap Index Fund, Institutional Class	6.8%
iShares Intermediate Credit Bond ETF	4.0%
iShares 1-3 Year Credit Bond ETF	1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	1.0%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

34

Shareholder Expense Example	Nationwide Destination 2025 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2025 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,033.10	2.37	0.47
	Hypothetical	(b)(c)	1,000.00	1,022.46	2.36	0.47
Class C Shares	Actual	(b)	1,000.00	1,029.90	6.04	1.20
	Hypothetical	(b)(c)	1,000.00	1,018.84	6.01	1.20
Class R Shares	Actual	(b)	1,000.00	1,031.80	4.43	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,033.30	1.92	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,035.40	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

35

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 94.0%

	Shares	Market Value

Alternative Assets 20.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,121,262	$58,947,751

Total Alternative Assets (cost $59,644,235)		58,947,751

Equity Funds 63.8%
Nationwide International Index Fund, Institutional Class (a)	7,296,474	61,874,100
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,778,595	34,700,395
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,565,804	70,313,380
Nationwide Small Cap Index Fund, Institutional Class (a)	1,296,093	19,856,144

Total Equity Funds (cost $151,987,635)		186,744,019

Fixed Income Funds 10.1%
Nationwide Bond Index Fund, Institutional Class (a)	2,353,984	26,505,862
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	301,083	2,908,466

Total Fixed Income Funds (cost $29,541,574)		29,414,328

Total Mutual Funds (cost $241,173,444)		275,106,098

Exchange Traded Funds 6.0%

	Shares	Market Value

Fixed Income Funds 6.0%
iShares 1-3 Year Credit Bond ETF	27,589	$2,911,743
iShares iBoxx $ High Yield Corporate Bond ETF	31,986	2,910,406
iShares Intermediate Credit Bond ETF	106,445	11,751,528

Total Exchange Traded Funds (cost $17,447,631)		17,573,677

Total Investments (cost $258,621,075) (b) — 100.0%		292,679,775

Liabilities in excess of other assets — 0.0%†		(121,346)

NET ASSETS — 100.0%		$292,558,429

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

36

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2025 Fund
Assets:
Investments in affiliates, at value (cost $241,173,444)	$275,106,098
Investments in non-affiliates, at value (cost $17,447,631)	17,573,677

Total Investments, at value (total cost $258,621,075)	292,679,775

Cash	5,151
Receivable for investments sold	152,389
Receivable for capital shares issued	71,586

Total Assets	292,908,901

Liabilities:
Payable for investments purchased	5,313
Payable for capital shares redeemed	223,975
Accrued expenses and other payables:
Investment advisory fees	31,379
Distribution fees	49,727
Administrative servicing fees	39,044
Trustee fees (Note 3)	442
Professional fees (Note 3)	592

Total Liabilities	350,472

Net Assets	$292,558,429

Represented by:
Capital	$251,329,623
Accumulated distributions in excess of net investment income	(703,856)
Accumulated net realized gains from affiliated and non-affiliated investments	7,873,962
Net unrealized appreciation/(depreciation) from investments in affiliates	33,932,654
Net unrealized appreciation/(depreciation) from investments in non-affiliates	126,046

Net Assets	$292,558,429

Net Assets:
Class A Shares	$21,767,974
Class C Shares	1,825,724
Class R Shares	105,698,397
Institutional Service Class Shares	100,362,327
Institutional Class Shares	62,904,007

Total	$292,558,429

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,111,357
Class C Shares	178,495
Class R Shares	10,286,602
Institutional Service Class Shares	9,725,811
Institutional Class Shares	6,068,067

Total	28,370,332

37

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2025 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.31
Class C Shares (b)	$10.23
Class R Shares	$10.28
Institutional Service Class Shares	$10.32
Institutional Class Shares	$10.37
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.94

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

38

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2025 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,364,568
Dividend income from non-affiliates	192,242

Total Income	3,556,810

EXPENSES:
Investment advisory fees	183,070
Distribution fees Class A	24,808
Distribution fees Class C	8,845
Distribution fees Class R	261,680
Administrative servicing fees Class A	8,606
Administrative servicing fees Class C	616
Administrative servicing fees Class R	130,840
Administrative servicing fees Institutional Service Class	120,981
Professional fees (Note 3)	1,165
Trustee fees (Note 3)	3,810

Total Expenses	744,421

NET INVESTMENT INCOME	2,812,389

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	7,080,560
Net realized gains from investment transactions with affiliates	2,552,005

Net realized gains from affiliated investments	9,632,565

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(3,199,328)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(3,616)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,202,944)

Net realized/unrealized gains from affiliated and non-affiliated investments	6,429,621

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,242,010

The accompanying notes are an integral part of these financial statements.

39

Statements of Changes in Net Assets

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$2,812,389	$3,605,618
Net realized gains from affiliated investments	9,632,565	11,513,230
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,202,944)	1,508,212

Change in net assets resulting from operations	9,242,010	16,627,060

Distributions to Shareholders From:
Net investment income:
Class A	(242,692)	(364,133)
Class C	(17,751)	(18,913)
Class R (a)	(1,153,453)	(1,271,266)
Class R1 (b)	–	(117,736)
Institutional Service Class	(1,274,631)	(1,455,586)
Institutional Class	(827,718)	(798,589)
Net realized gains:
Class A	(736,754)	(847,497)
Class C	(72,300)	(52,392)
Class R (a)	(4,299,430)	(2,816,188)
Class R1 (b)	–	(377,682)
Institutional Service Class	(3,846,675)	(2,332,404)
Institutional Class	(2,277,744)	(938,795)

Change in net assets from shareholder distributions	(14,749,148)	(11,391,181)

Change in net assets from capital transactions	18,915,799	30,537,240

Change in net assets	13,408,661	35,773,119

Net Assets:
Beginning of period	279,149,768	243,376,649

End of period	$292,558,429	$279,149,768

Accumulated distributions in excess of net investment income at end of period	$(703,856)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$6,112,479	$10,984,709
Dividends reinvested	979,446	1,210,013
Cost of shares redeemed	(2,731,498)	(22,852,094)

Total Class A Shares	4,360,427	(10,657,372)

Class C Shares
Proceeds from shares issued	123,855	436,531
Dividends reinvested	90,051	71,260
Cost of shares redeemed	(188,091)	(562,061)

Total Class C Shares	25,815	(54,270)

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

40

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$4,588,101	$13,971,489
Proceeds from shares issued from class conversion	–	12,494,109
Dividends reinvested	5,452,883	4,087,454
Cost of shares redeemed	(9,480,808)	(18,976,802)

Total Class R Shares	560,176	11,576,250

Class R1 Shares (b)
Proceeds from shares issued	–	2,484,638
Dividends reinvested	–	495,418
Cost of shares redeemed in class conversion	–	(12,494,109)
Cost of shares redeemed	–	(1,034,995)

Total Class R1 Shares	–	(10,549,048)

Institutional Service Class Shares
Proceeds from shares issued	8,427,858	25,025,085
Dividends reinvested	5,121,306	3,787,990
Cost of shares redeemed	(6,071,363)	(13,118,919)

Total Institutional Service Class Shares	7,477,801	15,694,156

Institutional Class Shares
Proceeds from shares issued	8,024,669	29,578,200
Dividends reinvested	3,105,462	1,737,384
Cost of shares redeemed	(4,638,551)	(6,788,060)

Total Institutional Class Shares	6,491,580	24,527,524

Change in net assets from capital transactions	$18,915,799	$30,537,240

SHARE TRANSACTIONS:
Class A Shares
Issued	600,827	1,060,400
Reinvested	97,816	120,125
Redeemed	(265,701)	(2,193,597)

Total Class A Shares	432,942	(1,013,072)

Class C Shares
Issued	12,197	41,889
Reinvested	9,051	7,114
Redeemed	(18,516)	(54,924)

Total Class C Shares	2,732	(5,921)

Class R Shares (a)
Issued	447,481	1,351,901
Issued in class conversion	–	1,225,153
Reinvested	546,378	406,075
Redeemed	(934,241)	(1,840,879)

Total Class R Shares	59,618	1,142,250

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

41

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	239,973
Reinvested	–	49,443
Redeemed in class conversion	–	(1,225,081)
Redeemed	–	(104,359)

Total Class R1 Shares	–	(1,040,024)

Institutional Service Class Shares
Issued	822,826	2,422,860
Reinvested	510,939	373,999
Redeemed	(593,895)	(1,267,204)

Total Institutional Service Class Shares	739,870	1,529,655

Institutional Class Shares
Issued	780,827	2,836,238
Reinvested	308,542	170,152
Redeemed	(445,455)	(650,397)

Total Institutional Class Shares	643,914	2,355,993

Total change in shares	1,879,076	2,968,881

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

42

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2025 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.54	0.10	0.23	0.33	(0.14)	(0.42)	(0.56)	$10.31	3.31%	$21,767,974	0.47%	1.94%	0.47%	6.57%
Year Ended October 31, 2014 (e)	$10.34	0.15	0.51	0.66	(0.15)	(0.31)	(0.46)	$10.54	6.56%	$17,687,789	0.62%	1.47%	0.62%	14.81%
Year Ended October 31, 2013 (e)	$9.21	0.11	1.45	1.56	(0.12)	(0.31)	(0.43)	$10.34	17.68%	$27,833,711	0.63%	1.17%	0.63%	17.23%
Year Ended October 31, 2012 (e)	$9.11	0.09	0.65	0.74	(0.10)	(0.54)	(0.64)	$9.21	8.82%	$24,342,321	0.66%	1.03%	0.66%	37.48%
Year Ended October 31, 2011 (e)	$9.02	0.15	0.12	0.27	(0.15)	(0.03)	(0.18)	$9.11	2.94%	$19,351,261	0.82%	1.63%	0.82%	37.20%
Year Ended October 31, 2010 (e)	$8.03	0.10	1.09	1.19	(0.13)	(0.07)	(0.20)	$9.02	14.90%	$16,653,084	0.83%	1.15%	0.83%	9.54%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.46	0.07	0.22	0.29	(0.10)	(0.42)	(0.52)	$10.23	2.99%	$1,825,724	1.20%	1.35%	1.20%	6.57%
Year Ended October 31, 2014 (e)	$10.29	0.08	0.51	0.59	(0.11)	(0.31)	(0.42)	$10.46	5.88%	$1,839,120	1.17%	0.82%	1.17%	14.81%
Year Ended October 31, 2013 (e)	$9.17	0.06	1.46	1.52	(0.09)	(0.31)	(0.40)	$10.29	17.18%	$1,869,454	1.13%	0.57%	1.13%	17.23%
Year Ended October 31, 2012 (e)	$9.08	0.05	0.64	0.69	(0.06)	(0.54)	(0.60)	$9.17	8.25%	$1,118,036	1.16%	0.53%	1.16%	37.48%
Year Ended October 31, 2011 (e)	$9.00	0.11	0.11	0.22	(0.11)	(0.03)	(0.14)	$9.08	2.42%	$792,694	1.33%	1.17%	1.33%	37.20%
Year Ended October 31, 2010 (e)	$8.03	0.07	1.07	1.14	(0.10)	(0.07)	(0.17)	$9.00	14.29%	$764,625	1.33%	0.82%	1.33%	9.54%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.50	0.09	0.22	0.31	(0.11)	(0.42)	(0.53)	$10.28	3.18%	$105,698,397	0.88%	1.68%	0.88%	6.57%
Year Ended October 31, 2014 (e)	$10.32	0.11	0.51	0.62	(0.13)	(0.31)	(0.44)	$10.50	6.20%	$107,412,528	0.88%	1.05%	0.88%	14.81%
Year Ended October 31, 2013 (e)	$9.19	0.09	1.45	1.54	(0.10)	(0.31)	(0.41)	$10.32	17.43%	$93,768,765	0.88%	0.93%	0.88%	17.23%
Year Ended October 31, 2012 (e)	$9.10	0.07	0.64	0.71	(0.08)	(0.54)	(0.62)	$9.19	8.45%	$78,346,959	0.91%	0.78%	0.91%	37.48%
Year Ended October 31, 2011 (e)	$9.01	0.13	0.12	0.25	(0.13)	(0.03)	(0.16)	$9.10	2.74%	$64,069,479	1.08%	1.35%	1.08%	37.20%
Year Ended October 31, 2010 (e)	$8.03	0.10	1.06	1.16	(0.11)	(0.07)	(0.18)	$9.01	14.55%	$52,502,941	1.09%	1.14%	1.09%	9.54%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.55	0.11	0.22	0.33	(0.14)	(0.42)	(0.56)	$10.32	3.33%	$100,362,327	0.38%	2.14%	0.38%	6.57%
Year Ended October 31, 2014 (e)	$10.36	0.16	0.52	0.68	(0.18)	(0.31)	(0.49)	$10.55	6.80%	$94,761,257	0.38%	1.56%	0.38%	14.81%
Year Ended October 31, 2013 (e)	$9.22	0.13	1.47	1.60	(0.15)	(0.31)	(0.46)	$10.36	18.07%	$77,247,913	0.38%	1.38%	0.38%	17.23%
Year Ended October 31, 2012 (e)	$9.13	0.11	0.64	0.75	(0.12)	(0.54)	(0.66)	$9.22	8.96%	$54,414,481	0.41%	1.28%	0.41%	37.48%
Year Ended October 31, 2011 (e)	$9.04	0.16	0.14	0.30	(0.18)	(0.03)	(0.21)	$9.13	3.22%	$39,186,280	0.58%	1.74%	0.58%	37.20%
Year Ended October 31, 2010 (e)	$8.05	0.14	1.06	1.20	(0.14)	(0.07)	(0.21)	$9.04	15.10%	$23,298,175	0.59%	1.60%	0.59%	9.54%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.59	0.12	0.23	0.35	(0.15)	(0.42)	(0.57)	$10.37	3.54%	$62,904,007	0.13%	2.35%	0.13%	6.57%
Year Ended October 31, 2014 (e)	$10.40	0.18	0.53	0.71	(0.21)	(0.31)	(0.52)	$10.59	7.03%	$57,449,074	0.13%	1.70%	0.13%	14.81%
Year Ended October 31, 2013 (e)	$9.26	0.16	1.46	1.62	(0.17)	(0.31)	(0.48)	$10.40	18.28%	$31,917,185	0.13%	1.61%	0.13%	17.23%
Year Ended October 31, 2012 (e)	$9.16	0.13	0.65	0.78	(0.14)	(0.54)	(0.68)	$9.26	9.30%	$17,552,556	0.16%	1.49%	0.16%	37.48%
Year Ended October 31, 2011 (e)	$9.07	0.19	0.13	0.32	(0.20)	(0.03)	(0.23)	$9.16	3.46%	$11,304,680	0.33%	2.03%	0.33%	37.20%
Year Ended October 31, 2010 (e)	$8.06	0.16	1.08	1.24	(0.16)	(0.07)	(0.23)	$9.07	15.51%	$6,600,762	0.34%	1.92%	0.34%	9.54%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

43

Fund Overview	Nationwide Destination 2030 Fund

Asset Allocation†

Equity Funds	70.8%
Alternative Assets	20.2%
Fixed Income Funds	9.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	26.0%
Nationwide International Index Fund, Institutional Class	22.1%
Nationwide Portfolio Completion Fund, Institutional Class	20.2%
Nationwide Mid Cap Market Index Fund, Institutional Class	13.9%
Nationwide Small Cap Index Fund, Institutional Class	8.8%
Nationwide Bond Index Fund, Institutional Class	5.0%
iShares Intermediate Credit Bond ETF	3.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.0%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015

44

Shareholder Expense Example	Nationwide Destination 2030 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2030 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,035.50	2.93	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58
Class C Shares	Actual	(b)	1,000.00	1,031.70	5.84	1.16
	Hypothetical	(b)(c)	1,000.00	1,019.04	5.81	1.16
Class R Shares	Actual	(b)	1,000.00	1,033.40	4.44	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,036.60	1.92	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,037.70	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

45

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 96.0%

	Shares	Market Value

Alternative Assets 20.2%
Nationwide Portfolio Completion Fund, Institutional Class (a)	5,917,938	$56,989,744

Total Alternative Assets (cost $57,128,659)		56,989,744

Equity Funds 70.8%
Nationwide International Index Fund, Institutional Class (a)	7,361,229	62,423,224
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,005,568	39,128,625
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,763,823	73,362,870
Nationwide Small Cap Index Fund, Institutional Class (a)	1,615,460	24,748,849

Total Equity Funds (cost $162,970,125)		199,663,568

Fixed Income Fund 5.0%
Nationwide Bond Index Fund, Institutional Class (a)	1,262,278	14,213,253

Total Fixed Income Fund (cost $14,364,992)		14,213,253

Total Mutual Funds (cost $234,463,776)		270,866,565

Exchange Traded Funds 4.0%
Fixed Income Funds 4.0%
iShares iBoxx $ High Yield Corporate Bond ETF	30,931	2,814,412
iShares Intermediate Credit Bond ETF	77,044	8,505,657

Total Exchange Traded Funds (cost $11,226,632)		11,320,069

Total Investments (cost $245,690,408) (b) — 100.0%		282,186,634

Liabilities in excess of other assets — 0.0%†		(126,106)

NET ASSETS — 100.0%		$282,060,528

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

46

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2030 Fund
Assets:
Investments in affiliates, at value (cost $234,463,776)	$270,866,565
Investments in non-affiliates, at value (cost $11,226,632)	11,320,069

Total Investments, at value (total cost $245,690,408)	282,186,634

Receivable for investments sold	54,006
Receivable for capital shares issued	173,785

Total Assets	282,414,425

Liabilities:
Payable for investments purchased	5,529
Payable for capital shares redeemed	222,229
Cash overdraft (Note 2)	32
Accrued expenses and other payables:
Investment advisory fees	30,323
Distribution fees	53,374
Administrative servicing fees	41,371
Trustee fees (Note 3)	406
Professional fees (Note 3)	633

Total Liabilities	353,897

Net Assets	$282,060,528

Represented by:
Capital	$237,122,947
Accumulated distributions in excess of net investment income	(725,007)
Accumulated net realized gains from affiliated and non-affiliated investments	9,166,362
Net unrealized appreciation/(depreciation) from investments in affiliates	36,402,789
Net unrealized appreciation/(depreciation) from investments in non-affiliates	93,437

Net Assets	$282,060,528

Net Assets:
Class A Shares	$22,390,041
Class C Shares	1,648,246
Class R Shares	114,337,784
Institutional Service Class Shares	86,253,357
Institutional Class Shares	57,431,100

Total	$282,060,528

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,242,088
Class C Shares	166,432
Class R Shares	11,510,380
Institutional Service Class Shares	8,629,331
Institutional Class Shares	5,719,829

Total	28,268,060

47

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2030 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.99
Class C Shares (b)	$9.90
Class R Shares	$9.93
Institutional Service Class Shares	$10.00
Institutional Class Shares	$10.04
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.60

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

48

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2030 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,336,645
Dividend income from non-affiliates	80,655

Total Income	3,417,300

EXPENSES:
Investment advisory fees	175,984
Distribution fees Class A	26,024
Distribution fees Class C	8,173
Distribution fees Class R	282,310
Administrative servicing fees Class A	20,934
Administrative servicing fees Class C	247
Administrative servicing fees Class R	141,155
Administrative servicing fees Institutional Service Class	104,053
Professional fees (Note 3)	1,115
Trustee fees (Note 3)	3,659

Total Expenses	763,654

NET INVESTMENT INCOME	2,653,646

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	7,521,649
Net realized gains from investment transactions with affiliates	3,362,397

Net realized gains from affiliated investments	10,884,046

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(3,922,994)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	7,539

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,915,455)

Net realized/unrealized gains from affiliated and non-affiliated investments	6,968,591

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,622,237

The accompanying notes are an integral part of these financial statements.

49

Statements of Changes in Net Assets

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$2,653,646	$3,447,874
Net realized gains from affiliated and non-affiliated investments	10,884,046	19,678,912
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(3,915,455)	(4,482,511)

Change in net assets resulting from operations	9,622,237	18,644,275

Distributions to Shareholders From:
Net investment income:
Class A	(246,859)	(587,465)
Class C	(17,581)	(16,292)
Class R (a)	(1,281,619)	(1,293,396)
Class R1 (b)	–	(141,879)
Institutional Service Class	(1,100,885)	(1,203,257)
Institutional Class	(731,709)	(714,357)
Net realized gains:
Class A	(1,378,339)	(2,598,892)
Class C	(115,090)	(79,121)
Class R (a)	(7,862,086)	(5,131,008)
Class R1 (b)	–	(779,756)
Institutional Service Class	(5,631,079)	(3,448,603)
Institutional Class	(3,395,673	(1,619,877

Change in net assets from shareholder distributions	(21,760,920)	(17,613,903)

Change in net assets from capital transactions	30,685,967	7,539,678

Change in net assets	18,547,284	8,570,050

Net Assets:
Beginning of period	263,513,244	254,943,194

End of period	$282,060,528	$263,513,244

Accumulated distributions in excess of net investment income at end of period	$(725,007)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,987,230	$10,571,285
Dividends reinvested	1,625,198	3,186,357
Cost of shares redeemed	(2,788,782)	(43,978,308)

Total Class A Shares	3,823,646	(30,220,666)

Class C Shares
Proceeds from shares issued	16,728	289,420
Dividends reinvested	132,671	95,413
Cost of shares redeemed	(91,601)	(113,373)

Total Class C Shares	57,798	271,460

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

50

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$5,679,837	$11,943,376
Proceeds from shares issued from class conversion	–	14,575,837
Dividends reinvested	9,143,705	6,424,404
Cost of shares redeemed	(9,024,288)	(15,997,020)

Total Class R Shares	5,799,254	16,946,597

Class R1 Shares (b)
Proceeds from shares issued	–	1,914,984
Dividends reinvested	–	921,635
Cost of shares redeemed in class conversion	–	(14,575,837)
Cost of shares redeemed	–	(1,227,639)

Total Class R1 Shares	–	(12,966,857)

Institutional Service Class Shares
Proceeds from shares issued	8,162,092	22,092,907
Dividends reinvested	6,731,964	4,651,860
Cost of shares redeemed	(6,016,448)	(10,016,476)

Total Institutional Service Class Shares	8,877,608	16,728,291

Institutional Class Shares
Proceeds from shares issued	9,803,506	21,613,837
Dividends reinvested	4,127,382	2,334,234
Cost of shares redeemed	(1,803,227)	(7,167,218)

Total Institutional Class Shares	12,127,661	16,780,853

Change in net assets from capital transactions	$30,685,967	$7,539,678

SHARE TRANSACTIONS:
Class A Shares
Issued	502,778	1,026,231
Reinvested	167,879	319,561
Redeemed	(281,523)	(4,191,439)

Total Class A Shares	389,134	(2,845,647)

Class C Shares
Issued	1,708	28,012
Reinvested	13,791	9,605
Redeemed	(9,572)	(11,185)

Total Class C Shares	5,927	26,432

Class R Shares (a)
Issued	569,682	1,162,979
Issued in class conversion	–	1,440,528
Reinvested	948,517	645,170
Redeemed	(916,786)	(1,562,122)

Total Class R Shares	601,413	1,686,555

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

51

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	184,022
Reinvested	–	92,813
Redeemed in class conversion	–	(1,440,984)
Redeemed	–	(125,822)

Total Class R1 Shares	–	(1,289,971)

Institutional Service Class Shares
Issued	814,392	2,145,219
Reinvested	694,608	463,697
Redeemed	(602,233)	(970,528)

Total Institutional Service Class Shares	906,767	1,638,388

Institutional Class Shares
Issued	978,553	2,085,682
Reinvested	424,058	231,207
Redeemed	(179,681)	(694,590)

Total Institutional Class Shares	1,222,930	1,622,299

Total change in shares	3,126,171	838,056

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

52

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2030 Fund

			Operations		Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.49	0.09	0.26	0.35	(0.13)	(0.72)	(0.85)	$9.99	3.55%	$22,390,041	0.58%	1.90%	0.58%	7.15%
Year Ended October 31, 2014 (e)	$10.49	0.14	0.55	0.69	(0.14)	(0.55)	(0.69)	$10.49	6.98%	$19,436,264	0.64%	1.37%	0.64%	21.24%
Year Ended October 31, 2013 (e)	$9.17	0.12	1.70	1.82	(0.13)	(0.37)	(0.50)	$10.49	20.74%	$49,286,478	0.63%	1.22%	0.63%	18.67%
Year Ended October 31, 2012 (e)	$8.89	0.09	0.68	0.77	(0.10)	(0.39)	(0.49)	$9.17	9.26%	$42,044,565	0.67%	1.01%	0.67%	29.14%
Year Ended October 31, 2011 (e)	$8.81	0.15	0.12	0.27	(0.15)	(0.04)	(0.19)	$8.89	3.00%	$35,835,375	0.83%	1.61%	0.83%	27.34%
Year Ended October 31, 2010 (e)	$7.78	0.11	1.09	1.20	(0.12)	(0.05)	(0.17)	$8.81	15.63%	$32,684,738	0.84%	1.36%	0.84%	7.36%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.42	0.07	0.24	0.31	(0.11)	(0.72)	(0.83)	$9.90	3.17%	$1,648,246	1.16%	1.42%	1.16%	7.15%
Year Ended October 31, 2014 (e)	$10.45	0.08	0.55	0.63	(0.11)	(0.55)	(0.66)	$10.42	6.39%	$1,672,313	1.15%	0.77%	1.15%	21.24%
Year Ended October 31, 2013 (e)	$9.13	0.07	1.71	1.78	(0.09)	(0.37)	(0.46)	$10.45	20.32%	$1,400,404	1.13%	0.71%	1.13%	18.67%
Year Ended October 31, 2012 (e)	$8.86	0.05	0.66	0.71	(0.05)	(0.39)	(0.44)	$9.13	8.63%	$1,127,956	1.17%	0.51%	1.17%	29.14%
Year Ended October 31, 2011 (e)	$8.79	0.09	0.13	0.22	(0.11)	(0.04)	(0.15)	$8.86	2.51%	$1,048,796	1.33%	0.97%	1.33%	27.34%
Year Ended October 31, 2010 (e)	$7.77	0.07	1.09	1.16	(0.09)	(0.05)	(0.14)	$8.79	15.12%	$802,611	1.33%	0.80%	1.33%	7.36%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.44	0.08	0.25	0.33	(0.12)	(0.72)	(0.84)	$9.93	3.34%	$114,337,784	0.88%	1.68%	0.88%	7.15%
Year Ended October 31, 2014 (e)	$10.46	0.10	0.56	0.66	(0.13)	(0.55)	(0.68)	$10.44	6.69%	$113,908,367	0.88%	0.99%	0.88%	21.24%
Year Ended October 31, 2013 (e)	$9.14	0.09	1.71	1.80	(0.11)	(0.37)	(0.48)	$10.46	20.52%	$96,468,521	0.88%	0.95%	0.88%	18.67%
Year Ended October 31, 2012 (e)	$8.87	0.07	0.67	0.74	(0.08)	(0.39)	(0.47)	$9.14	8.91%	$75,603,163	0.91%	0.75%	0.91%	29.14%
Year Ended October 31, 2011 (e)	$8.79	0.12	0.13	0.25	(0.13)	(0.04)	(0.17)	$8.87	2.83%	$62,553,329	1.08%	1.30%	1.08%	27.34%
Year Ended October 31, 2010 (e)	$7.77	0.09	1.09	1.18	(0.11)	(0.05)	(0.16)	$8.79	15.32%	$49,279,996	1.09%	1.09%	1.09%	7.36%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.50	0.11	0.25	0.36	(0.14)	(0.72)	(0.86)	$10.00	3.66%	$86,253,357	0.38%	2.14%	0.38%	7.15%
Year Ended October 31, 2014 (e)	$10.51	0.16	0.56	0.72	(0.18)	(0.55)	(0.73)	$10.50	7.27%	$81,083,707	0.38%	1.50%	0.38%	21.24%
Year Ended October 31, 2013 (e)	$9.18	0.14	1.71	1.85	(0.15)	(0.37)	(0.52)	$10.51	21.14%	$63,959,756	0.38%	1.41%	0.38%	18.67%
Year Ended October 31, 2012 (e)	$8.91	0.11	0.67	0.78	(0.12)	(0.39)	(0.51)	$9.18	9.40%	$44,037,894	0.41%	1.25%	0.41%	29.14%
Year Ended October 31, 2011 (e)	$8.82	0.16	0.14	0.30	(0.17)	(0.04)	(0.21)	$8.91	3.36%	$32,793,397	0.58%	1.73%	0.58%	27.34%
Year Ended October 31, 2010 (e)	$7.79	0.13	1.09	1.22	(0.14)	(0.05)	(0.19)	$8.82	15.86%	$21,130,412	0.59%	1.55%	0.59%	7.36%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.54	0.11	0.26	0.37	(0.15)	(0.72)	(0.87)	$10.04	3.77%	$57,431,100	0.13%	2.31%	0.13%	7.15%
Year Ended October 31, 2014 (e)	$10.55	0.18	0.57	0.75	(0.21)	(0.55)	(0.76)	$10.54	7.51%	$47,412,593	0.13%	1.69%	0.13%	21.24%
Year Ended October 31, 2013 (e)	$9.22	0.16	1.72	1.88	(0.18)	(0.37)	(0.55)	$10.55	21.34%	$30,335,443	0.13%	1.62%	0.13%	18.67%
Year Ended October 31, 2012 (e)	$8.94	0.13	0.68	0.81	(0.14)	(0.39)	(0.53)	$9.22	9.75%	$17,384,899	0.16%	1.47%	0.16%	29.14%
Year Ended October 31, 2011 (e)	$8.85	0.18	0.14	0.32	(0.19)	(0.04)	(0.23)	$8.94	3.60%	$12,874,993	0.33%	1.98%	0.33%	27.34%
Year Ended October 31, 2010 (e)	$7.81	0.16	1.08	1.24	(0.15)	(0.05)	(0.20)	$8.85	16.14%	$8,041,558	0.34%	1.90%	0.34%	7.36%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

53

Fund Overview	Nationwide Destination 2035 Fund

Asset Allocation†

Equity Funds	76.8%
Alternative Assets	20.2%
Fixed Income Fund	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	28.0%
Nationwide International Index Fund, Institutional Class	24.1%
Nationwide Portfolio Completion Fund, Institutional Class	20.2%
Nationwide Mid Cap Market Index Fund, Institutional Class	14.9%
Nationwide Small Cap Index Fund, Institutional Class	9.8%
Nationwide Bond Index Fund, Institutional Class	3.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

54

Shareholder Expense Example	Nationwide Destination 2035 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2035 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,036.80	3.03	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60
Class C Shares	Actual	(b)	1,000.00	1,034.00	6.20	1.23
	Hypothetical	(b)(c)	1,000.00	1,018.70	6.16	1.23
Class R Shares	Actual	(b)	1,000.00	1,035.60	4.44	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,037.80	1.92	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,039.80	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

55

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 20.2%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,516,950	$43,498,230

Total Alternative Assets (cost $43,570,680)		43,498,230

Equity Funds 76.8%
Nationwide International Index Fund, Institutional Class (a)	6,131,547	51,995,516
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,640,821	32,012,408
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,914,114	60,277,351
Nationwide Small Cap Index Fund, Institutional Class (a)	1,376,281	21,084,621

Total Equity Funds (cost $138,191,288)		165,369,896

Fixed Income Fund 3.0%
Nationwide Bond Index Fund, Institutional Class (a)	576,945	6,496,401

Total Fixed Income Fund (cost $6,572,725)		6,496,401

Total Mutual Funds (cost $188,334,693)		215,364,527

Total Investments (cost $188,334,693) (b) — 100.0%		215,364,527

Liabilities in excess of other assets — 0.0%†		(94,330)

NET ASSETS — 100.0%		$215,270,197

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

56

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2035 Fund
Assets:
Investments in affiliates, at value (cost $188,334,693)	$215,364,527
Receivable for capital shares issued	117,592

Total Assets	215,482,119

Liabilities:
Payable for investments purchased	11,868
Payable for capital shares redeemed	105,790
Accrued expenses and other payables:
Investment advisory fees	22,973
Distribution fees	40,492
Administrative servicing fees	30,080
Trustee fees (Note 3)	310
Professional fees (Note 3)	409

Total Liabilities	211,922

Net Assets	$215,270,197

Represented by:
Capital	$181,338,709
Accumulated distributions in excess of net investment income	(615,274)
Accumulated net realized gains from affiliated investments	7,516,928
Net unrealized appreciation/(depreciation) from investments in affiliates	27,029,834

Net Assets	$215,270,197

Net Assets:
Class A Shares	$16,555,297
Class C Shares	1,710,263
Class R Shares	86,584,231
Institutional Service Class Shares	65,175,810
Institutional Class Shares	45,244,596

Total	$215,270,197

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,561,600
Class C Shares	163,412
Class R Shares	8,208,753
Institutional Service Class Shares	6,142,750
Institutional Class Shares	4,244,079

Total	20,320,594

57

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2035 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.60
Class C Shares (b)	$10.47
Class R Shares	$10.55
Institutional Service Class Shares	$10.61
Institutional Class Shares	$10.66
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.25

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

58

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2035 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,605,899

Total Income	2,605,899

EXPENSES:
Investment advisory fees	133,213
Distribution fees Class A	19,439
Distribution fees Class C	8,599
Distribution fees Class R	213,658
Administrative servicing fees Class A	17,106
Administrative servicing fees Class C	790
Administrative servicing fees Class R	106,829
Administrative servicing fees Institutional Service Class	77,066
Professional fees (Note 3)	840
Trustee fees (Note 3)	2,771

Total Expenses	580,311

NET INVESTMENT INCOME	2,025,588

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	6,134,322
Net realized gains from investment transactions with affiliates	2,269,957

Net realized gains from affiliated investments	8,404,279

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,851,928)

Net realized/unrealized gains from affiliated investments	5,552,351

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,577,939

The accompanying notes are an integral part of these financial statements.

59

Statements of Changes in Net Assets

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$2,025,588	$2,370,947
Net realized gains from affiliated investments	8,404,279	9,071,626
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,851,928)	1,398,949

Change in net assets resulting from operations	7,577,939	12,841,522

Distributions to Shareholders From:
Net investment income:
Class A	(199,565)	(223,677)
Class C	(18,984)	(15,140)
Class R (a)	(996,704)	(1,007,841)
Class R1 (b)	–	(52,210)
Institutional Service Class	(837,196)	(906,556)
Institutional Class	(588,413)	(532,310)
Net realized gains:
Class A	(646,584)	(670,816)
Class C	(74,148)	(58,859)
Class R (a)	(3,609,647)	(3,199,246)
Class R1 (b)	–	(213,103)
Institutional Service Class	(2,524,736)	(2,051,220)
Institutional Class	(1,622,396)	(918,344)

Change in net assets from shareholder distributions	(11,118,373)	(9,849,322)

Change in net assets from capital transactions	18,231,499	33,762,134

Change in net assets	14,691,065	36,754,334

Net Assets:
Beginning of period	200,579,132	163,824,798

End of period	$215,270,197	$200,579,132

Accumulated distributions in excess of net investment income at end of period	$(615,274)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,915,329	$8,819,294
Dividends reinvested	846,055	894,398
Cost of shares redeemed	(3,113,003)	(11,861,275)

Total Class A Shares	2,648,381	(2,147,583)

Class C Shares
Proceeds from shares issued	115,372	401,583
Dividends reinvested	93,132	73,999
Cost of shares redeemed	(204,537)	(142,187)

Total Class C Shares	3,967	333,395

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

60

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$4,361,822	$12,312,642
Proceeds from shares issued from class conversion	–	4,451,380
Dividends reinvested	4,606,351	4,207,087
Cost of shares redeemed	(7,719,900)	(10,993,226)

Total Class R Shares	1,248,273	9,977,883

Class R1 Shares (b)
Proceeds from shares issued	–	1,664,706
Dividends reinvested	–	265,313
Cost of shares redeemed in class conversion	–	(4,451,380)
Cost of shares redeemed	–	(1,033,523)

Total Class R1 Shares	–	(3,554,884)

Institutional Service Class Shares
Proceeds from shares issued	6,960,715	18,517,336
Dividends reinvested	3,361,932	2,957,776
Cost of shares redeemed	(3,727,150)	(8,362,933)

Total Institutional Service Class Shares	6,595,497	13,112,179

Institutional Class Shares
Proceeds from shares issued	8,630,937	20,200,531
Dividends reinvested	2,210,809	1,450,654
Cost of shares redeemed	(3,106,365)	(5,610,041)

Total Institutional Class Shares	7,735,381	16,041,144

Change in net assets from capital transactions	$18,231,499	$33,762,134

SHARE TRANSACTIONS:
Class A Shares
Issued	466,340	833,635
Reinvested	82,371	86,888
Redeemed	(297,664)	(1,112,537)

Total Class A Shares	251,047	(192,014)

Class C Shares
Issued	11,053	38,669
Reinvested	9,176	7,266
Redeemed	(19,951)	(13,794)

Total Class C Shares	278	32,141

Class R Shares (a)
Issued	414,022	1,165,645
Issued in class conversion	–	427,118
Reinvested	450,719	410,003
Redeemed	(741,010)	(1,042,119)

Total Class R Shares	123,731	960,647

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

61

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	155,900
Reinvested	–	25,935
Redeemed in class conversion	–	(426,958)
Redeemed	–	(101,966)

Total Class R1 Shares	–	(347,089)

Institutional Service Class Shares
Issued	661,725	1,746,018
Reinvested	327,254	286,247
Redeemed	(354,784)	(788,886)

Total Institutional Service Class Shares	634,195	1,243,379

Institutional Class Shares
Issued	814,284	1,890,738
Reinvested	214,120	139,251
Redeemed	(292,240)	(524,565)

Total Institutional Class Shares	736,164	1,505,424

Total change in shares	1,745,415	3,202,488

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

62

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2035 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.81	0.10	0.28	0.38	(0.14)	(0.45)	(0.59)	$10.60	3.68%	$16,555,297	0.60%	1.93%	0.60%	5.07%
Year Ended October 31, 2014 (e)	$10.67	0.15	0.60	0.75	(0.16)	(0.45)	(0.61)	$10.81	7.27%	$14,166,361	0.62%	1.38%	0.62%	8.21%
Year Ended October 31, 2013 (e)	$9.09	0.12	1.91	2.03	(0.14)	(0.31)	(0.45)	$10.67	23.24%	$16,026,739	0.63%	1.25%	0.63%	18.63%
Year Ended October 31, 2012 (e)	$8.65	0.09	0.70	0.79	(0.10)	(0.25)	(0.35)	$9.09	9.60%	$12,557,034	0.66%	0.99%	0.66%	19.07%
Year Ended October 31, 2011 (e)	$8.54	0.13	0.15	0.28	(0.15)	(0.02)	(0.17)	$8.65	3.19%	$9,734,398	0.83%	1.42%	0.83%	26.04%
Year Ended October 31, 2010 (e)	$7.53	0.08	1.13	1.21	(0.12)	(0.08)	(0.20)	$8.54	16.20%	$6,517,439	0.83%	1.00%	0.83%	9.62%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.69	0.07	0.28	0.35	(0.12)	(0.45)	(0.57)	$10.47	3.40%	$1,710,263	1.23%	1.39%	1.23%	5.07%
Year Ended October 31, 2014 (e)	$10.57	0.07	0.61	0.68	(0.11)	(0.45)	(0.56)	$10.69	6.69%	$1,743,485	1.18%	0.70%	1.18%	8.21%
Year Ended October 31, 2013 (e)	$9.02	0.07	1.89	1.96	(0.10)	(0.31)	(0.41)	$10.57	22.57%	$1,384,187	1.13%	0.76%	1.13%	18.63%
Year Ended October 31, 2012 (e)	$8.60	0.04	0.70	0.74	(0.07)	(0.25)	(0.32)	$9.02	9.16%	$1,038,535	1.15%	0.42%	1.15%	19.07%
Year Ended October 31, 2011 (e)	$8.49	0.10	0.13	0.23	(0.10)	(0.02)	(0.12)	$8.60	2.60%	$258,058	1.33%	1.11%	1.33%	26.04%
Year Ended October 31, 2010 (e)	$7.50	0.06	1.10	1.16	(0.09)	(0.08)	(0.17)	$8.49	15.63%	$248,436	1.33%	0.78%	1.33%	9.62%

Class R Shares(f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.76	0.09	0.27	0.36	(0.12)	(0.45)	(0.57)	$10.55	3.56%	$86,584,231	0.88%	1.69%	0.88%	5.07%
Year Ended October 31, 2014 (e)	$10.63	0.11	0.61	0.72	(0.14)	(0.45)	(0.59)	$10.76	6.99%	$86,976,458	0.88%	1.01%	0.88%	8.21%
Year Ended October 31, 2013 (e)	$9.06	0.10	1.89	1.99	(0.11)	(0.31)	(0.42)	$10.63	22.91%	$75,700,964	0.88%	1.00%	0.88%	18.63%
Year Ended October 31, 2012 (e)	$8.62	0.07	0.70	0.77	(0.08)	(0.25)	(0.33)	$9.06	9.37%	$55,946,652	0.91%	0.75%	0.91%	19.07%
Year Ended October 31, 2011 (e)	$8.51	0.11	0.14	0.25	(0.12)	(0.02)	(0.14)	$8.62	2.96%	$43,308,991	1.08%	1.25%	1.08%	26.04%
Year Ended October 31, 2010 (e)	$7.51	0.08	1.10	1.18	(0.10)	(0.08)	(0.18)	$8.51	15.89%	$31,456,319	1.09%	1.06%	1.09%	9.62%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.82	0.11	0.28	0.39	(0.15)	(0.45)	(0.60)	$10.61	3.78%	$65,175,810	0.38%	2.15%	0.38%	5.07%
Year Ended October 31, 2014 (e)	$10.68	0.16	0.62	0.78	(0.19)	(0.45)	(0.64)	$10.82	7.58%	$59,581,592	0.38%	1.49%	0.38%	8.21%
Year Ended October 31, 2013 (e)	$9.10	0.14	1.91	2.05	(0.16)	(0.31)	(0.47)	$10.68	23.52%	$45,549,609	0.38%	1.44%	0.38%	18.63%
Year Ended October 31, 2012 (e)	$8.66	0.11	0.70	0.81	(0.12)	(0.25)	(0.37)	$9.10	9.86%	$27,762,165	0.41%	1.24%	0.41%	19.07%
Year Ended October 31, 2011 (e)	$8.55	0.15	0.15	0.30	(0.17)	(0.02)	(0.19)	$8.66	3.45%	$18,146,376	0.58%	1.65%	0.58%	26.04%
Year Ended October 31, 2010 (e)	$7.53	0.12	1.11	1.23	(0.13)	(0.08)	(0.21)	$8.55	16.56%	$10,132,411	0.59%	1.53%	0.59%	9.62%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.86	0.12	0.29	0.41	(0.16)	(0.45)	(0.61)	$10.66	3.98%	$45,244,596	0.13%	2.34%	0.13%	5.07%
Year Ended October 31, 2014 (e)	$10.72	0.18	0.63	0.81	(0.22)	(0.45)	(0.67)	$10.86	7.80%	$38,111,236	0.13%	1.66%	0.13%	8.21%
Year Ended October 31, 2013 (e)	$9.14	0.17	1.90	2.07	(0.18)	(0.31)	(0.49)	$10.72	23.71%	$21,472,047	0.13%	1.71%	0.13%	18.63%
Year Ended October 31, 2012 (e)	$8.69	0.13	0.71	0.84	(0.14)	(0.25)	(0.39)	$9.14	10.20%	$13,070,867	0.16%	1.49%	0.16%	19.07%
Year Ended October 31, 2011 (e)	$8.57	0.18	0.15	0.33	(0.19)	(0.02)	(0.21)	$8.69	3.80%	$9,052,970	0.33%	1.99%	0.33%	26.04%
Year Ended October 31, 2010 (e)	$7.55	0.15	1.10	1.25	(0.15)	(0.08)	(0.23)	$8.57	16.71%	$5,498,091	0.34%	1.85%	0.34%	9.62%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

63

Fund Overview	Nationwide Destination 2040 Fund

Asset Allocation†

Equity Funds	80.9%
Alternative Assets	16.1%
Fixed Income Fund	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	28.0%
Nationwide International Index Fund, Institutional Class	25.2%
Nationwide Mid Cap Market Index Fund, Institutional Class	16.8%
Nationwide Portfolio Completion Fund, Institutional Class	16.2%
Nationwide Small Cap Index Fund, Institutional Class	10.8%
Nationwide Bond Index Fund, Institutional Class	3.0%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

64

Shareholder Expense Example	Nationwide Destination 2040 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2040 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,039.90	2.78	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.07	2.76	0.55
Class C Shares	Actual	(b)	1,000.00	1,036.40	5.91	1.17
	Hypothetical	(b)(c)	1,000.00	1,018.99	5.86	1.17
Class R Shares	Actual	(b)	1,000.00	1,038.10	4.45	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,041.30	1.92	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,042.40	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

65

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 16.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	2,984,777	$28,743,401

Total Alternative Assets (cost $28,769,132)		28,743,401

Equity Funds 80.9%
Nationwide International Index Fund, Institutional Class (a)	5,289,989	44,859,110
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,536,616	29,979,387
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,232,564	49,781,481
Nationwide Small Cap Index Fund, Institutional Class (a)	1,252,587	19,189,637

Total Equity Funds (cost $120,716,338)		143,809,615

Fixed Income Fund 3.0%
Nationwide Bond Index Fund, Institutional Class (a)	475,728	5,356,694

Total Fixed Income Fund (cost $5,442,129)		5,356,694

Total Mutual Funds (cost $154,927,599)		177,909,710

Total Investments (cost $154,927,599) (b) — 100.0%		177,909,710

Liabilities in excess of other assets — 0.0%†		(81,693)

NET ASSETS — 100.0%		$177,828,017

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

66

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2040 Fund
Assets:
Investments in affiliates, at value (cost $154,927,599)	$177,909,710
Receivable for capital shares issued	105,771

Total Assets	178,015,481

Liabilities:
Payable for investments purchased	105,771
Accrued expenses and other payables:
Investment advisory fees	19,014
Distribution fees	36,896
Administrative servicing fees	25,224
Trustee fees (Note 3)	236
Professional fees (Note 3)	323

Total Liabilities	187,464

Net Assets	$177,828,017

Represented by:
Capital	$149,565,755
Accumulated distributions in excess of net investment income	(488,381)
Accumulated net realized gains from affiliated investments	5,768,532
Net unrealized appreciation/(depreciation) from investments in affiliates	22,982,111

Net Assets	$177,828,017

Net Assets:
Class A Shares	$15,080,578
Class C Shares	501,813
Class R Shares	80,862,037
Institutional Service Class Shares	43,497,876
Institutional Class Shares	37,885,713

Total	$177,828,017

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,459,586
Class C Shares	48,713
Class R Shares	7,863,585
Institutional Service Class Shares	4,194,725
Institutional Class Shares	3,643,659

Total	17,210,268

67

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2040 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.33
Class C Shares (b)	$10.30
Class R Shares	$10.28
Institutional Service Class Shares	$10.37
Institutional Class Shares	$10.40
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.96

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

68

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2040 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,075,420

Total Income	2,075,420

EXPENSES:
Investment advisory fees	108,671
Distribution fees Class A	16,455
Distribution fees Class C	2,521
Distribution fees Class R	196,377
Administrative servicing fees Class A	10,876
Administrative servicing fees Class C	87
Administrative servicing fees Class R	98,188
Administrative servicing fees Institutional Service Class	50,897
Professional fees (Note 3)	677
Trustee fees (Note 3)	2,243

Total Expenses	486,992

NET INVESTMENT INCOME	1,588,428

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	5,209,101
Net realized gains from investment transactions with affiliates	1,316,599

Net realized gains from affiliated investments	6,525,700

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,396,456)

Net realized/unrealized gains from affiliated investments	5,129,244

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,717,672

The accompanying notes are an integral part of these financial statements.

69

Statements of Changes in Net Assets

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$1,588,428	$1,883,641
Net realized gains from affiliated investments	6,525,700	8,484,082
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,396,456)	76,869

Change in net assets resulting from operations	6,717,672	10,444,592

Distributions to Shareholders From:
Net investment income:
Class A	(158,875)	(198,758)
Class C	(4,590)	(6,149)
Class R (a)	(885,500)	(877,570)
Class R1 (b)	–	(103,008)
Institutional Service Class	(540,048)	(577,878)
Institutional Class	(487,796)	(432,366)
Net realized gains:
Class A	(585,142)	(681,244)
Class C	(22,886)	(26,402)
Class R (a)	(3,830,013)	(3,042,859)
Class R1 (b)	–	(497,826)
Institutional Service Class	(1,918,773)	(1,475,263)
Institutional Class	(1,583,424)	(851,957)

Change in net assets from shareholder distributions	(10,017,047)	(8,771,280)

Change in net assets from capital transactions	20,631,439	26,950,980

Change in net assets	17,332,064	28,624,292

Net Assets:
Beginning of period	160,495,953	131,871,661

End of period	$177,828,017	$160,495,953

Accumulated distributions in excess of net investment income at end of period	$(488,381)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,925,870	$7,157,838
Dividends reinvested	744,017	880,002
Cost of shares redeemed	(1,396,945)	(10,584,876)

Total Class A Shares	4,272,942	(2,547,036)

Class C Shares
Proceeds from shares issued	20,953	131,382
Dividends reinvested	27,476	32,551
Cost of shares redeemed	(174,448)	(74,206)

Total Class C Shares	(126,019)	89,727

Class R Shares (a)
Proceeds from shares issued	4,291,006	10,962,908
Proceeds from shares issued from class conversion	–	10,281,101
Dividends reinvested	4,715,513	3,920,429
Cost of shares redeemed	(4,402,551)	(10,173,420)

Total Class R Shares	4,603,968	14,991,018

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

70

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R1 Shares (b)
Proceeds from shares issued	$–	$1,435,862
Dividends reinvested	–	600,834
Cost of shares redeemed in class conversion	–	(10,281,101)
Cost of shares redeemed	–	(576,778)

Total Class R1 Shares	–	(8,821,183)

Institutional Service Class Shares
Proceeds from shares issued	4,970,338	11,610,361
Dividends reinvested	2,458,821	2,053,141
Cost of shares redeemed	(2,226,732)	(4,626,743)

Total Institutional Service Class Shares	5,202,427	9,036,759

Institutional Class Shares
Proceeds from shares issued	5,782,075	18,031,955
Dividends reinvested	2,071,220	1,284,323
Cost of shares redeemed	(1,175,174)	(5,114,583)

Total Institutional Class Shares	6,678,121	14,201,695

Change in net assets from capital transactions	$20,631,439	$26,950,980

SHARE TRANSACTIONS:
Class A Shares
Issued	484,184	686,123
Reinvested	74,458	87,390
Redeemed	(136,541)	(1,007,253)

Total Class A Shares	422,101	(233,740)

Class C Shares
Issued	2,027	12,520
Reinvested	2,753	3,240
Redeemed	(16,456)	(7,057)

Total Class C Shares	(11,676)	8,703

Class R Shares (a)
Issued	419,366	1,059,390
Issued in class conversion	–	1,007,201
Reinvested	473,921	390,365
Redeemed	(434,619)	(977,545)

Total Class R Shares	458,668	1,479,411

Class R1 Shares (b)
Issued	–	137,250
Reinvested	–	60,023
Redeemed in class conversion	–	(1,007,754)
Redeemed	–	(58,428)

Total Class R1 Shares	–	(868,909)

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

71

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Institutional Service Class Shares
Issued	482,516	1,113,771
Reinvested	245,064	202,494
Redeemed	(216,120)	(445,063)

Total Institutional Service Class Shares	511,460	871,202

Institutional Class Shares
Issued	562,739	1,719,122
Reinvested	205,978	126,028
Redeemed	(113,706)	(491,403)

Total Institutional Class Shares	655,011	1,353,747

Total change in shares	2,035,564	2,610,414

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2040 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.58	0.09	0.31	0.40	(0.14)	(0.51)	(0.65)	$10.33	3.99%	$15,080,578	0.55%	1.82%	0.55%	3.84%
Year Ended October 31, 2014 (e)	$10.50	0.15	0.60	0.75	(0.16)	(0.51)	(0.67)	$10.58	7.49%	$10,977,672	0.61%	1.44%	0.61%	10.00%
Year Ended October 31, 2013 (e)	$8.82	0.12	1.96	2.08	(0.14)	(0.26)	(0.40)	$10.50	24.40%	$13,346,054	0.63%	1.27%	0.63%	16.74%
Year Ended October 31, 2012 (e)	$8.42	0.08	0.67	0.75	(0.10)	(0.25)	(0.35)	$8.82	9.35%	$9,796,546	0.66%	0.97%	0.66%	18.76%
Year Ended October 31, 2011 (e)	$8.33	0.13	0.13	0.26	(0.14)	(0.03)	(0.17)	$8.42	3.06%	$7,503,499	0.83%	1.47%	0.83%	24.59%
Year Ended October 31, 2010 (e)	$7.30	0.07	1.14	1.21	(0.11)	(0.07)	(0.18)	$8.33	16.98%	$5,923,289	0.84%	0.91%	0.84%	10.38%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.55	0.06	0.30	0.36	(0.10)	(0.51)	(0.61)	$10.30	3.64%	$501,813	1.17%	1.19%	1.17%	3.84%
Year Ended October 31, 2014 (e)	$10.48	0.08	0.62	0.70	(0.12)	(0.51)	(0.63)	$10.55	6.96%	$636,972	1.15%	0.76%	1.15%	10.00%
Year Ended October 31, 2013 (e)	$8.82	0.09	1.93	2.02	(0.10)	(0.26)	(0.36)	$10.48	23.65%	$541,780	1.13%	0.92%	1.13%	16.74%
Year Ended October 31, 2012 (e)	$8.41	0.04	0.67	0.71	(0.05)	(0.25)	(0.30)	$8.82	8.96%	$543,944	1.17%	0.51%	1.17%	18.76%
Year Ended October 31, 2011 (e)	$8.33	0.08	0.13	0.21	(0.10)	(0.03)	(0.13)	$8.41	2.48%	$477,951	1.33%	0.91%	1.33%	24.59%
Year Ended October 31, 2010 (e)	$7.31	0.07	1.10	1.17	(0.08)	(0.07)	(0.15)	$8.33	16.27%	$331,870	1.33%	0.88%	1.33%	10.38%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.53	0.08	0.30	0.38	(0.12)	(0.51)	(0.63)	$10.28	3.81%	$80,862,037	0.88%	1.64%	0.88%	3.84%
Year Ended October 31, 2014 (e)	$10.46	0.10	0.62	0.72	(0.14)	(0.51)	(0.65)	$10.53	7.20%	$77,985,896	0.88%	0.98%	0.88%	10.00%
Year Ended October 31, 2013 (e)	$8.79	0.10	1.94	2.04	(0.11)	(0.26)	(0.37)	$10.46	24.07%	$61,997,351	0.88%	1.02%	0.88%	16.74%
Year Ended October 31, 2012 (e)	$8.39	0.06	0.67	0.73	(0.08)	(0.25)	(0.33)	$8.79	9.13%	$45,158,577	0.91%	0.72%	0.91%	18.76%
Year Ended October 31, 2011 (e)	$8.31	0.10	0.13	0.23	(0.12)	(0.03)	(0.15)	$8.39	2.71%	$33,748,270	1.08%	1.18%	1.08%	24.59%
Year Ended October 31, 2010 (e)	$7.28	0.07	1.12	1.19	(0.09)	(0.07)	(0.16)	$8.31	16.66%	$24,661,000	1.08%	0.95%	1.08%	10.38%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.61	0.11	0.30	0.41	(0.14)	(0.51)	(0.65)	$10.37	4.13%	$43,497,876	0.38%	2.10%	0.38%	3.84%
Year Ended October 31, 2014 (e)	$10.54	0.16	0.61	0.77	(0.19)	(0.51)	(0.70)	$10.61	7.66%	$39,093,799	0.38%	1.52%	0.38%	10.00%
Year Ended October 31, 2013 (e)	$8.85	0.14	1.97	2.11	(0.16)	(0.26)	(0.42)	$10.54	24.74%	$29,631,504	0.38%	1.46%	0.38%	16.74%
Year Ended October 31, 2012 (e)	$8.44	0.10	0.68	0.78	(0.12)	(0.25)	(0.37)	$8.85	9.72%	$18,183,863	0.41%	1.21%	0.41%	18.76%
Year Ended October 31, 2011 (e)	$8.36	0.14	0.13	0.27	(0.16)	(0.03)	(0.19)	$8.44	3.19%	$11,787,766	0.58%	1.61%	0.58%	24.59%
Year Ended October 31, 2010 (e)	$7.32	0.11	1.12	1.23	(0.12)	(0.07)	(0.19)	$8.36	17.14%	$6,918,721	0.59%	1.41%	0.59%	10.38%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.64	0.12	0.31	0.43	(0.16)	(0.51)	(0.67)	$10.40	4.24%	$37,885,713	0.13%	2.30%	0.13%	3.84%
Year Ended October 31, 2014 (e)	$10.56	0.18	0.62	0.80	(0.21)	(0.51)	(0.72)	$10.64	8.00%	$31,801,614	0.13%	1.67%	0.13%	10.00%
Year Ended October 31, 2013 (e)	$8.87	0.16	1.97	2.13	(0.18)	(0.26)	(0.44)	$10.56	24.98%	$17,265,774	0.13%	1.69%	0.13%	16.74%
Year Ended October 31, 2012 (e)	$8.46	0.12	0.68	0.80	(0.14)	(0.25)	(0.39)	$8.87	9.96%	$8,926,276	0.16%	1.45%	0.16%	18.76%
Year Ended October 31, 2011 (e)	$8.37	0.16	0.14	0.30	(0.18)	(0.03)	(0.21)	$8.46	3.54%	$6,597,063	0.33%	1.87%	0.33%	24.59%
Year Ended October 31, 2010 (e)	$7.32	0.14	1.11	1.25	(0.13)	(0.07)	(0.20)	$8.37	17.47%	$3,860,495	0.34%	1.79%	0.34%	10.38%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

73

Fund Overview	Nationwide Destination 2045 Fund

Asset Allocation†

Equity Funds	87.9%
Alternative Assets	12.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	30.0%
Nationwide International Index Fund, Institutional Class	27.3%
Nationwide Mid Cap Market Index Fund, Institutional Class	17.8%
Nationwide Small Cap Index Fund, Institutional Class	12.8%
Nationwide Portfolio Completion Fund, Institutional Class	12.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

74

Shareholder Expense Example	Nationwide Destination 2045 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2045 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,042.50	2.99	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59
Class C Shares	Actual	(b)	1,000.00	1,039.80	6.32	1.25
	Hypothetical	(b)(c)	1,000.00	1,018.60	6.26	1.25
Class R Shares	Actual	(b)	1,000.00	1,041.00	4.45	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,043.40	1.93	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,044.30	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

75

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,434,492	$13,814,158

Total Alternative Assets (cost $13,864,030)		13,814,158

Equity Funds 87.9%
Nationwide International Index Fund, Institutional Class (a)	3,677,549	31,185,618
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,044,500	20,378,192
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,221,543	34,211,761
Nationwide Small Cap Index Fund, Institutional Class (a)	951,595	14,578,434

Total Equity Funds (cost $86,202,863)		100,354,005

Total Mutual Funds (cost $100,066,893)		114,168,163

Total Investments (cost $100,066,893) (b) — 100.0%		114,168,163

Liabilities in excess of other assets — 0.0%†		(52,947)

NET ASSETS — 100.0%		$114,115,216

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

76

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2045 Fund
Assets:
Investments in affiliates, at value (cost $100,066,893)	$114,168,163
Receivable for capital shares issued	87,331

Total Assets	114,255,494

Liabilities:
Payable for investments purchased	69,232
Payable for capital shares redeemed	18,098
Accrued expenses and other payables:
Investment advisory fees	12,134
Distribution fees	24,912
Administrative servicing fees	15,585
Trustee fees (Note 3)	135
Professional fees (Note 3)	182

Total Liabilities	140,278

Net Assets	$114,115,216

Represented by:
Capital	$97,029,470
Accumulated distributions in excess of net investment income	(300,677)
Accumulated net realized gains from affiliated investments	3,285,153
Net unrealized appreciation/(depreciation) from investments in affiliates	14,101,270

Net Assets	$114,115,216

Net Assets:
Class A Shares	$11,595,772
Class C Shares	2,102,376
Class R Shares	50,588,635
Institutional Service Class Shares	22,270,193
Institutional Class Shares	27,558,240

Total	$114,115,216

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,103,498
Class C Shares	201,662
Class R Shares	4,847,070
Institutional Service Class Shares	2,123,107
Institutional Class Shares	2,611,247

Total	10,886,584

77

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2045 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.51
Class C Shares (b)	$10.43
Class R Shares	$10.44
Institutional Service Class Shares	$10.49
Institutional Class Shares	$10.55
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.15

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

78

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2045 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,286,397

Total Income	1,286,397

EXPENSES:
Investment advisory fees	68,315
Distribution fees Class A	12,193
Distribution fees Class C	10,586
Distribution fees Class R	123,235
Administrative servicing fees Class A	9,979
Administrative servicing fees Class C	1,251
Administrative servicing fees Class R	61,618
Administrative servicing fees Institutional Service Class	23,451
Professional fees (Note 3)	418
Trustee fees (Note 3)	1,406

Total Expenses	312,452

NET INVESTMENT INCOME	973,945

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	3,411,560
Net realized gains from investment transactions with affiliates	398,908

Net realized gains from affiliated investments	3,810,468

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(308,261)

Net realized/unrealized gains from affiliated investments	3,502,207

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,476,152

The accompanying notes are an integral part of these financial statements.

79

Statements of Changes in Net Assets

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$973,945	$1,128,280
Net realized gains from affiliated investments	3,810,468	5,046,869
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(308,261)	238,209

Change in net assets resulting from operations	4,476,152	6,413,358

Distributions to Shareholders From:
Net investment income:
Class A	(116,972)	(144,395)
Class C	(22,029)	(20,437)
Class R (a)	(545,283)	(577,611)
Class R1 (b)	–	(38,075)
Institutional Service Class	(245,929)	(242,503)
Institutional Class	(344,409)	(308,985)
Net realized gains:
Class A	(427,555)	(317,284)
Class C	(104,197)	(56,688)
Class R (a)	(2,323,803)	(1,285,138)
Class R1 (b)	–	(112,265)
Institutional Service Class	(839,401)	(380,862)
Institutional Class	(1,084,090)	(367,000)

Change in net assets from shareholder distributions	(6,053,668)	(3,851,243)

Change in net assets from capital transactions	16,060,619	19,593,876

Change in net assets	14,483,103	22,155,991

Net Assets:
Beginning of period	99,632,113	77,476,122

End of period	$114,115,216	$99,632,113

Accumulated distributions in excess of net investment income at end of period	$(300,677)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,735,070	$4,697,038
Dividends reinvested	544,527	461,679
Cost of shares redeemed	(1,186,774)	(6,473,028)

Total Class A Shares	3,092,823	(1,314,311)

Class C Shares
Proceeds from shares issued	279,658	222,631
Dividends reinvested	126,226	77,125
Cost of shares redeemed	(384,940)	(119,842)

Total Class C Shares	20,944	179,914

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

(b)	Effective February 21, 2014 Class R1 Shares were converted into Class R2 Shares.

80

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$3,426,220	$8,757,244
Proceeds from shares issued from class conversion	–	3,586,427
Dividends reinvested	2,869,086	1,862,749
Cost of shares redeemed	(3,877,651)	(6,939,587)

Total Class R Shares	2,417,655	7,266,833

Class R1 Shares (b)
Proceeds from shares issued	–	1,500,165
Dividends reinvested	–	150,340
Cost of shares redeemed in class conversion	–	(3,586,427)
Cost of shares redeemed	–	(305,136)

Total Class R1 Shares	–	(2,241,058)

Institutional Service Class Shares
Proceeds from shares issued	4,929,007	6,848,635
Dividends reinvested	1,085,330	623,365
Cost of shares redeemed	(919,503)	(2,181,300)

Total Institutional Service Class Shares	5,094,834	5,290,700

Institutional Class Shares
Proceeds from shares issued	4,741,400	12,629,320
Dividends reinvested	1,428,499	675,985
Cost of shares redeemed	(735,536)	(2,893,507)

Total Institutional Class Shares	5,434,363	10,411,798

Change in net assets from capital transactions	$16,060,619	$19,593,876

SHARE TRANSACTIONS:
Class A Shares
Issued	358,416	446,754
Reinvested	53,633	45,253
Redeemed	(114,691)	(611,715)

Total Class A Shares	297,358	(119,708)

Class C Shares
Issued	26,664	21,361
Reinvested	12,510	7,611
Redeemed	(37,397)	(11,568)

Total Class C Shares	1,777	17,404

Class R Shares (a)
Issued	329,999	837,981
Issued in class conversion	–	348,015
Reinvested	284,631	183,585
Redeemed	(377,555)	(664,670)

Total Class R Shares	237,075	704,911

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

(b)	Effective February 21, 2014 Class R1 Shares were converted into Class R2 Shares.

81

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	143,926
Reinvested	–	14,900
Redeemed in class conversion	–	(348,525)
Redeemed	–	(30,900)

Total Class R1 Shares	–	(220,599)

Institutional Service Class Shares
Issued	473,245	653,373
Reinvested	107,087	60,938
Redeemed	(88,273)	(209,877)

Total Institutional Service Class Shares	492,059	504,434

Institutional Class Shares
Issued	454,864	1,192,920
Reinvested	140,092	65,421
Redeemed	(70,162)	(274,235)

Total Institutional Class Shares	524,794	984,106

Total change in shares	1,553,063	1,870,548

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

82

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2045 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.71	0.09	0.34	0.43	(0.13)	(0.50)	(0.63)	$10.51	4.25%	$11,595,772	0.59%	1.80%	0.59%	2.23%
Year Ended October 31, 2014 (e)	$10.41	0.15	0.64	0.79	(0.16)	(0.33)	(0.49)	$10.71	7.84%	$8,630,457	0.61%	1.45%	0.61%	9.77%
Year Ended October 31, 2013 (e)	$8.67	0.12	1.97	2.09	(0.14)	(0.21)	(0.35)	$10.41	24.90%	$9,638,145	0.63%	1.24%	0.63%	14.02%
Year Ended October 31, 2012 (e)	$8.35	0.08	0.65	0.73	(0.09)	(0.32)	(0.41)	$8.67	9.29%	$6,718,030	0.66%	0.95%	0.66%	20.41%
Year Ended October 31, 2011 (e)	$8.31	0.12	0.15	0.27	(0.14)	(0.09)	(0.23)	$8.35	3.13%	$4,825,583	0.83%	1.39%	0.83%	29.14%
Year Ended October 31, 2010 (e)	$7.26	0.07	1.16	1.23	(0.11)	(0.07)	(0.18)	$8.31	17.27%	$3,401,758	0.83%	0.84%	0.83%	14.72%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.63	0.07	0.34	0.41	(0.11)	(0.50)	(0.61)	$10.43	3.98%	$2,102,376	1.25%	1.32%	1.25%	2.23%
Year Ended October 31, 2014 (e)	$10.35	0.08	0.65	0.73	(0.12)	(0.33)	(0.45)	$10.63	7.22%	$2,124,737	1.20%	0.73%	1.20%	9.77%
Year Ended October 31, 2013 (e)	$8.63	0.07	1.96	2.03	(0.10)	(0.21)	(0.31)	$10.35	24.26%	$1,889,419	1.13%	0.70%	1.13%	14.02%
Year Ended October 31, 2012 (e)	$8.32	0.02	0.67	0.69	(0.06)	(0.32)	(0.38)	$8.63	8.78%	$1,100,900	1.14%	0.26%	1.14%	20.41%
Year Ended October 31, 2011 (e)	$8.29	0.06	0.16	0.22	(0.10)	(0.09)	(0.19)	$8.32	2.56%	$207,219	1.33%	0.69%	1.33%	29.14%
Year Ended October 31, 2010 (e)	$7.25	0.06	1.13	1.19	(0.08)	(0.07)	(0.15)	$8.29	16.56%	$117,043	1.33%	0.74%	1.33%	14.72%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.64	0.08	0.34	0.42	(0.12)	(0.50)	(0.62)	$10.44	4.10%	$50,588,635	0.88%	1.62%	0.88%	2.23%
Year Ended October 31, 2014 (e)	$10.35	0.11	0.65	0.76	(0.14)	(0.33)	(0.47)	$10.64	7.58%	$49,027,374	0.88%	1.03%	0.88%	9.77%
Year Ended October 31, 2013 (e)	$8.63	0.09	1.95	2.04	(0.11)	(0.21)	(0.32)	$10.35	24.49%	$40,428,471	0.88%	1.00%	0.88%	14.02%
Year Ended October 31, 2012 (e)	$8.31	0.06	0.65	0.71	(0.07)	(0.32)	(0.39)	$8.63	9.08%	$27,832,812	0.91%	0.70%	0.91%	20.41%
Year Ended October 31, 2011 (e)	$8.28	0.10	0.14	0.24	(0.12)	(0.09)	(0.21)	$8.31	2.78%	$20,007,152	1.08%	1.12%	1.08%	29.14%
Year Ended October 31, 2010 (e)	$7.23	0.07	1.14	1.21	(0.09)	(0.07)	(0.16)	$8.28	16.94%	$13,059,574	1.09%	0.95%	1.09%	14.72%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.69	0.10	0.34	0.44	(0.14)	(0.50)	(0.64)	$10.49	4.34%	$22,270,193	0.38%	2.02%	0.38%	2.23%
Year Ended October 31, 2014 (e)	$10.40	0.16	0.65	0.81	(0.19)	(0.33)	(0.52)	$10.69	8.07%	$17,428,130	0.38%	1.52%	0.38%	9.77%
Year Ended October 31, 2013 (e)	$8.66	0.14	1.97	2.11	(0.16)	(0.21)	(0.37)	$10.40	25.25%	$11,714,723	0.38%	1.46%	0.38%	14.02%
Year Ended October 31, 2012 (e)	$8.34	0.10	0.65	0.75	(0.11)	(0.32)	(0.43)	$8.66	9.57%	$6,558,488	0.41%	1.20%	0.41%	20.41%
Year Ended October 31, 2011 (e)	$8.31	0.14	0.14	0.28	(0.16)	(0.09)	(0.25)	$8.34	3.27%	$3,909,223	0.57%	1.58%	0.57%	29.14%
Year Ended October 31, 2010 (e)	$7.24	0.11	1.15	1.26	(0.12)	(0.07)	(0.19)	$8.31	17.64%	$2,384,465	0.58%	1.45%	0.58%	14.72%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$10.75	0.12	0.34	0.46	(0.16)	(0.50)	(0.66)	$10.55	4.43%	$27,558,240	0.13%	2.25%	0.13%	2.23%
Year Ended October 31, 2014 (e)	$10.45	0.18	0.67	0.85	(0.22)	(0.33)	(0.55)	$10.75	8.38%	$22,421,415	0.13%	1.66%	0.13%	9.77%
Year Ended October 31, 2013 (e)	$8.70	0.16	1.98	2.14	(0.18)	(0.21)	(0.39)	$10.45	25.54%	$11,522,855	0.13%	1.64%	0.13%	14.02%
Year Ended October 31, 2012 (e)	$8.38	0.12	0.65	0.77	(0.13)	(0.32)	(0.45)	$8.70	9.78%	$5,207,797	0.16%	1.38%	0.16%	20.41%
Year Ended October 31, 2011 (e)	$8.34	0.18	0.13	0.31	(0.18)	(0.09)	(0.27)	$8.38	3.61%	$3,424,576	0.33%	2.07%	0.33%	29.14%
Year Ended October 31, 2010 (e)	$7.27	0.14	1.13	1.27	(0.13)	(0.07)	(0.20)	$8.34	17.77%	$2,636,642	0.34%	1.77%	0.34%	14.72%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

83

Fund Overview	Nationwide Destination 2050 Fund

Asset Allocation†

Equity Funds	87.9%
Alternative Assets	12.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	30.0%
Nationwide International Index Fund, Institutional Class	27.2%
Nationwide Mid Cap Market Index Fund, Institutional Class	17.9%
Nationwide Small Cap Index Fund, Institutional Class	12.8%
Nationwide Portfolio Completion Fund, Institutional Class	12.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

84

Shareholder Expense Example	Nationwide Destination 2050 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2050 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,042.20	3.04	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60
Class C Shares	Actual	(b)	1,000.00	1,039.50	5.97	1.18
	Hypothetical	(b)(c)	1,000.00	1,018.94	5.91	1.18
Class R Shares	Actual	(b)	1,000.00	1,041.30	4.45	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,043.60	1.93	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,045.80	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

85

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,106,212	$10,652,819

Total Alternative Assets (cost $10,822,856)		10,652,819

Equity Funds 87.9%
Nationwide International Index Fund, Institutional Class (a)	2,828,535	23,985,978
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	805,837	15,721,881
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,713,099	26,381,729
Nationwide Small Cap Index Fund, Institutional Class (a)	733,830	11,242,273

Total Equity Funds (cost $68,786,304)		77,331,861

Total Mutual Funds (cost $79,609,160)		87,984,680

Total Investments (cost $79,609,160) (b) — 100.0%		87,984,680

Liabilities in excess of other assets — 0.0%†		(42,618)

NET ASSETS — 100.0%		$87,942,062

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

86

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2050 Fund
Assets:
Investments in affiliates, at value (cost $79,609,160)	$87,984,680
Receivable for capital shares issued	74,701

Total Assets	88,059,381

Liabilities:
Payable for investments purchased	74,698
Payable for capital shares redeemed	3
Accrued expenses and other payables:
Investment advisory fees	9,324
Distribution fees	19,431
Administrative servicing fees	13,579
Trustee fees (Note 3)	105
Professional fees (Note 3)	179

Total Liabilities	117,319

Net Assets	$87,942,062

Represented by:
Capital	$77,038,057
Accumulated distributions in excess of net investment income	(230,335)
Accumulated net realized gains from affiliated investments	2,758,820
Net unrealized appreciation/(depreciation) from investments in affiliates	8,375,520

Net Assets	$87,942,062

Net Assets:
Class A Shares	$10,132,908
Class C Shares	118,574
Class R Shares	42,196,860
Institutional Service Class Shares	17,968,680
Institutional Class Shares	17,525,040

Total	$87,942,062

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,129,113
Class C Shares	13,393
Class R Shares	4,754,011
Institutional Service Class Shares	2,004,997
Institutional Class Shares	1,949,898

Total	9,851,412

87

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2050 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.97
Class C Shares (b)	$8.85
Class R Shares	$8.88
Institutional Service Class Shares	$8.96
Institutional Class Shares	$8.99
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.52

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

88

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2050 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$982,179

Total Income	982,179

EXPENSES:
Investment advisory fees	52,214
Distribution fees Class A	11,151
Distribution fees Class C	566
Distribution fees Class R	99,246
Administrative servicing fees Class A	9,688
Administrative servicing fees Class C	24
Administrative servicing fees Class R	49,623
Administrative servicing fees Institutional Service Class	20,600
Professional fees (Note 3)	324
Trustee fees (Note 3)	1,074

Total Expenses	244,510

NET INVESTMENT INCOME	737,669

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,601,779
Net realized gains from investment transactions with affiliates	504,619

Net realized gains from affiliated investments	3,106,398

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(428,707)

Net realized/unrealized gains from affiliated investments	2,677,691

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,415,360

The accompanying notes are an integral part of these financial statements.

89

Statements of Changes in Net Assets

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$737,669	$989,261
Net realized gains from affiliated investments	3,106,398	7,814,373
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(428,707)	(2,760,509)

Change in net assets resulting from operations	3,415,360	6,043,125

Distributions to Shareholders From:
Net investment income:
Class A	(104,070)	(271,937)
Class C	(1,156)	(1,159)
Class R (a)	(437,895)	(434,313)
Class R1 (b)	–	(18,060)
Institutional Service Class	(214,897)	(236,927)
Institutional Class	(209,986)	(211,423)

Net realized gains:
Class A	(817,557)	(1,746,788)
Class C	(10,932)	(8,404)
Class R (a)	(3,857,364)	(2,480,777)
Class R1 (b)	–	(145,753)
Institutional Service Class	(1,543,319)	(982,520)
Institutional Class	(1,367,023)	(739,515)

Change in net assets from shareholder distributions	(8,564,199)	(7,277,576)

Change in net assets from capital transactions	16,540,560	4,248,657

Change in net assets	11,391,721	3,014,206

Net Assets:
Beginning of period	76,550,341	73,536,135

End of period	$87,942,062	$76,550,341

Accumulated distributions in excess of net investment income at end of period	$(230,335)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,554,861	$4,855,190
Dividends reinvested	921,627	2,018,725
Cost of shares redeemed	(1,026,683)	(19,530,071)

Total Class A Shares	2,449,805	(12,656,156)

Class C Shares
Proceeds from shares issued	4,269	45,750
Dividends reinvested	12,088	9,563
Cost of shares redeemed	(196)	(27,617)

Total Class C Shares	16,161	27,696

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

90

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$3,806,406	$8,329,651
Proceeds from shares issued from class conversion	–	1,911,062
Dividends reinvested	4,295,259	2,915,090
Cost of shares redeemed	(2,227,654)	(3,620,523)

Total Class R Shares	5,874,011	9,535,280

Class R1 Shares (b)
Proceeds from shares issued	–	345,246
Dividends reinvested	–	163,813
Cost of shares redeemed in class conversion	–	(1,911,062)
Cost of shares redeemed	–	(152,592)

Total Class R1 Shares	–	(1,554,595)

Institutional Service Class Shares
Proceeds from shares issued	3,072,956	5,500,707
Dividends reinvested	1,758,216	1,219,447
Cost of shares redeemed	(1,560,151)	(2,679,710)

Total Institutional Service Class Shares	3,271,021	4,040,444

Institutional Class Shares
Proceeds from shares issued	3,961,864	6,676,362
Dividends reinvested	1,577,009	950,938
Cost of shares redeemed	(609,311)	(2,771,312)

Total Institutional Class Shares	4,929,562	4,855,988

Change in net assets from capital transactions	$16,540,560	$4,248,657

SHARE TRANSACTIONS:
Class A Shares
Issued	284,884	507,269
Reinvested	106,287	220,441
Redeemed	(113,550)	(2,019,010)

Total Class A Shares	277,621	(1,291,300)

Class C Shares
Issued	475	4,732
Reinvested	1,412	1,054
Redeemed	(22)	(2,969)

Total Class C Shares	1,865	2,817

Class R Shares (a)
Issued	424,738	883,014
Issued in class conversion	–	206,376
Reinvested	500,608	320,329
Redeemed	(252,797)	(381,790)

Total Class R Shares	672,549	1,027,929

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

91

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	36,273
Reinvested	–	18,001
Redeemed in class conversion	–	(205,996)
Redeemed	–	(16,436)

Total Class R1 Shares	–	(168,158)

Institutional Service Class Shares
Issued	342,852	580,256
Reinvested	203,212	132,709
Redeemed	(173,610)	(284,117)

Total Institutional Service Class Shares	372,454	428,848

Institutional Class Shares
Issued	442,568	697,754
Reinvested	181,618	103,128
Redeemed	(68,399)	(292,483)

Total Institutional Class Shares	555,787	508,399

Total change in shares	1,880,276	508,535

Amounts	designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

92

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2050 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.65	0.08	0.29	0.37	(0.12)	(0.93)	(1.05)	$8.97	4.22%	$10,132,908	0.60%	1.79%	0.60%	2.59%
Year Ended October 31, 2014 (e)	$9.88	0.13	0.59	0.72	(0.14)	(0.81)	(0.95)	$9.65	7.78%	$8,218,137	0.64%	1.38%	0.64%	27.49%
Year Ended October 31, 2013 (e)	$8.41	0.12	1.87	1.99	(0.13)	(0.39)	(0.52)	$9.88	24.87%	$21,173,452	0.63%	1.29%	0.63%	39.53%
Year Ended October 31, 2012 (e)	$8.25	0.07	0.62	0.69	(0.09)	(0.44)	(0.53)	$8.41	9.13%	$17,170,605	0.67%	0.92%	0.67%	22.16%
Year Ended October 31, 2011 (e)	$8.35	0.13	0.12	0.25	(0.14)	(0.21)	(0.35)	$8.25	2.87%	$15,061,292	0.83%	1.49%	0.83%	28.78%
Year Ended October 31, 2010 (e)	$7.26	0.10	1.14	1.24	(0.11)	(0.04)	(0.15)	$8.35	17.13%	$13,525,000	0.83%	1.27%	0.83%	16.40%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.54	0.06	0.28	0.34	(0.10)	(0.93)	(1.03)	$8.85	3.95%	$118,574	1.18%	1.29%	1.18%	2.59%
Year Ended October 31, 2014 (e)	$9.80	0.08	0.58	0.66	(0.11)	(0.81)	(0.92)	$9.54	7.18%	$110,002	1.16%	0.82%	1.16%	27.49%
Year Ended October 31, 2013 (e)	$8.35	0.10	1.84	1.94	(0.10)	(0.39)	(0.49)	$9.80	24.34%	$85,351	1.14%	1.19%	1.14%	39.53%
Year Ended October 31, 2012 (e)	$8.20	0.04	0.60	0.64	(0.05)	(0.44)	(0.49)	$8.35	8.57%	$144,937	1.17%	0.46%	1.17%	22.16%
Year Ended October 31, 2011 (e)	$8.31	0.04	0.17	0.21	(0.11)	(0.21)	(0.32)	$8.20	2.40%	$119,107	1.32%	0.53%	1.32%	28.78%
Year Ended October 31, 2010 (e)	$7.25	0.06	1.12	1.18	(0.08)	(0.04)	(0.12)	$8.31	16.42%	$23,491	1.34%	0.78%	1.34%	16.40%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.56	0.07	0.29	0.36	(0.11)	(0.93)	(1.04)	$8.88	4.13%	$42,196,860	0.88%	1.60%	0.88%	2.59%
Year Ended October 31, 2014 (e)	$9.81	0.10	0.59	0.69	(0.13)	(0.81)	(0.94)	$9.56	7.53%	$39,009,104	0.88%	1.01%	0.88%	27.49%
Year Ended October 31, 2013 (e)	$8.35	0.09	1.87	1.96	(0.11)	(0.39)	(0.50)	$9.81	24.62%	$29,951,824	0.88%	0.99%	0.88%	39.53%
Year Ended October 31, 2012 (e)	$8.20	0.05	0.61	0.66	(0.07)	(0.44)	(0.51)	$8.35	8.80%	$21,595,396	0.91%	0.67%	0.91%	22.16%
Year Ended October 31, 2011 (e)	$8.30	0.09	0.14	0.23	(0.12)	(0.21)	(0.33)	$8.20	2.68%	$16,686,950	1.08%	1.11%	1.08%	28.78%
Year Ended October 31, 2010 (e)	$7.23	0.07	1.13	1.20	(0.09)	(0.04)	(0.13)	$8.30	16.75%	$10,938,108	1.09%	0.93%	1.09%	16.40%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.64	0.09	0.29	0.38	(0.13)	(0.93)	(1.06)	$8.96	4.36%	$17,968,680	0.38%	2.08%	0.38%	2.59%
Year Ended October 31, 2014 (e)	$9.88	0.14	0.61	0.75	(0.18)	(0.81)	(0.99)	$9.64	8.10%	$15,739,026	0.38%	1.52%	0.38%	27.49%
Year Ended October 31, 2013 (e)	$8.41	0.13	1.88	2.01	(0.15)	(0.39)	(0.54)	$9.88	25.18%	$11,898,250	0.38%	1.48%	0.38%	39.53%
Year Ended October 31, 2012 (e)	$8.25	0.09	0.62	0.71	(0.11)	(0.44)	(0.55)	$8.41	9.40%	$7,742,113	0.41%	1.14%	0.41%	22.16%
Year Ended October 31, 2011 (e)	$8.35	0.13	0.14	0.27	(0.16)	(0.21)	(0.37)	$8.25	3.13%	$5,663,266	0.58%	1.57%	0.58%	28.78%
Year Ended October 31, 2010 (e)	$7.26	0.11	1.14	1.25	(0.12)	(0.04)	(0.16)	$8.35	17.37%	$4,315,631	0.59%	1.40%	0.59%	16.40%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.66	0.10	0.30	0.40	(0.14)	(0.93)	(1.07)	$8.99	4.58%	$17,525,040	0.13%	2.21%	0.13%	2.59%
Year Ended October 31, 2014 (e)	$9.91	0.17	0.59	0.76	(0.20)	(0.81)	(1.01)	$9.66	8.23%	$13,474,072	0.13%	1.75%	0.13%	27.49%
Year Ended October 31, 2013 (e)	$8.43	0.15	1.89	2.04	(0.17)	(0.39)	(0.56)	$9.91	25.55%	$8,774,804	0.13%	1.67%	0.13%	39.53%
Year Ended October 31, 2012 (e)	$8.27	0.11	0.62	0.73	(0.13)	(0.44)	(0.57)	$8.43	9.64%	$4,009,305	0.16%	1.35%	0.16%	22.16%
Year Ended October 31, 2011 (e)	$8.37	0.15	0.14	0.29	(0.18)	(0.21)	(0.39)	$8.27	3.38%	$2,589,689	0.33%	1.76%	0.33%	28.78%
Year Ended October 31, 2010 (e)	$7.27	0.17	1.10	1.27	(0.13)	(0.04)	(0.17)	$8.37	17.69%	$1,271,126	0.33%	2.22%	0.33%	16.40%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

93

Fund Overview	Nationwide Destination 2055 Fund

Asset Allocation†

Equity Funds	89.9%
Alternative Assets	10.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	31.0%
Nationwide International Index Fund, Institutional Class	28.2%
Nationwide Mid Cap Market Index Fund, Institutional Class	17.9%
Nationwide Small Cap Index Fund, Institutional Class	12.8%
Nationwide Portfolio Completion Fund, Institutional Class	10.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

94

Shareholder Expense Example	Nationwide Destination 2055 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2055 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,043.10	3.04	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60
Class C Shares	Actual	(b)	1,000.00	1,039.80	5.77	1.14
	Hypothetical	(b)(c)	1,000.00	1,019.14	5.71	1.14
Class R Shares	Actual	(b)	1,000.00	1,040.90	4.45	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,043.90	1.93	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,045.10	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

95

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	324,157	$3,121,634

Total Alternative Assets (cost $3,165,322)		3,121,634

Equity Funds 89.9%
Nationwide International Index Fund, Institutional Class (a)	1,026,012	8,700,585
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	282,762	5,516,692
Nationwide S&P 500 Index Fund, Institutional Class (a)	622,297	9,583,380
Nationwide Small Cap Index Fund, Institutional Class (a)	258,212	3,955,807

Total Equity Funds (cost $26,059,297)		27,756,464

Total Mutual Funds (cost $29,224,619)		30,878,098

Total Investments (cost $29,224,619) (b) — 100.0%		30,878,098

Liabilities in excess of other assets — 0.0%†		(13,249)

NET ASSETS — 100.0%		$30,864,849

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

96

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2055 Fund
Assets:
Investments in affiliates, at value (cost $29,224,619)	$30,878,098
Receivable for capital shares issued	43,208

Total Assets	30,921,306

Liabilities:
Payable for investments purchased	30,564
Payable for capital shares redeemed	12,645
Accrued expenses and other payables:
Investment advisory fees	3,257
Distribution fees	5,633
Administrative servicing fees	4,306
Trustee fees (Note 3)	28
Professional fees (Note 3)	24

Total Liabilities	56,457

Net Assets	$30,864,849

Represented by:
Capital	$28,236,574
Accumulated distributions in excess of net investment income	(72,812)
Accumulated net realized gains from affiliated investments	1,047,608
Net unrealized appreciation/(depreciation) from investments in affiliates	1,653,479

Net Assets	$30,864,849

Net Assets:
Class A Shares	$3,623,197
Class C Shares	21,780
Class R Shares	12,134,090
Institutional Service Class Shares	7,117,276
Institutional Class Shares	7,968,506

Total	$30,864,849

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	273,454
Class C Shares	1,645
Class R Shares	917,605
Institutional Service Class Shares	535,570
Institutional Class Shares	599,272

Total	2,327,546

97

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2055 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.25
Class C Shares (b)	$13.24
Class R Shares	$13.22
Institutional Service Class Shares	$13.29
Institutional Class Shares	$13.30
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.06

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

98

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Destination 2055 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$314,354

Total Income	314,354

EXPENSES:
Investment advisory fees	17,101
Distribution fees Class A	3,479
Distribution fees Class C	92
Distribution fees Class R	26,509
Administrative servicing fees Class A	2,999
Administrative servicing fees Class C	1
Administrative servicing fees Class R	13,255
Administrative servicing fees Institutional Service Class	7,556
Professional fees (Note 3)	96
Trustee fees (Note 3)	346

Total Expenses	71,434

NET INVESTMENT INCOME	242,920

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	813,969
Net realized gains from investment transactions with affiliates	244,608

Net realized gains from affiliated investments	1,058,577

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(153,993)

Net realized/unrealized gains from affiliated investments	904,584

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,147,504

The accompanying notes are an integral part of these financial statements.

99

Statements of Changes in Net Assets

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$242,920	$212,651
Net realized gains from affiliated investments	1,058,577	881,165
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(153,993)	81,387

Change in net assets resulting from operations	1,147,504	1,175,203

Distributions to Shareholders From:
Net investment income:
Class A	(31,298)	(17,199)
Class C	(181)	(223)
Class R (a)	(114,164)	(94,331)
Class R1 (b)	–	(3,811)
Institutional Service Class	(75,861)	(55,461)
Institutional Class	(94,228)	(77,288)
Net realized gains:
Class A	(83,064)	(9,496)
Class C	(607)	(241)
Class R (a)	(349,834)	(72,225)
Class R1 (b)	–	(4,189)
Institutional Service Class	(188,696)	(28,358)
Institutional Class	(214,442)	(35,207)

Change in net assets from shareholder distributions	(1,152,375)	(398,029)

Change in net assets from capital transactions	7,803,702	10,552,935

Change in net assets	7,798,831	11,330,109

Net Assets:
Beginning of period	23,066,018	11,735,909

End of period	$30,864,849	$23,066,018

Accumulated distributions in excess of net investment income at end of period	$(72,812)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,387,593	$1,893,169
Dividends reinvested	114,362	26,695
Cost of shares redeemed	(156,220)	(457,858)

Total Class A Shares	1,345,735	1,462,006

Class C Shares
Proceeds from shares issued	3,351	3,700
Dividends reinvested	788	464
Cost of shares redeemed	(10)	(7,894)

Total Class C Shares	4,129	(3,730)

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares

100

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$2,592,555	4,000,479
Proceeds from shares issued from class conversion	–	424,649
Dividends reinvested	463,998	166,556
Cost of shares redeemed	(674,503)	(931,793)

Total Class R Shares	2,382,050	3,659,891

Class R1 Shares (b)
Proceeds from shares issued	–	211,148
Dividends reinvested	–	8,000
Cost of shares redeemed in class conversion	–	(424,649)
Cost of shares redeemed	–	(16,095)

Total Class R1 Shares	–	(221,596)

Institutional Service Class Shares
Proceeds from shares issued	2,932,843	4,279,350
Dividends reinvested	264,557	83,819
Cost of shares redeemed	(1,025,824)	(1,684,836)

Total Institutional Service Class Shares	2,171,576	2,678,333

Institutional Class Shares
Proceeds from shares issued	1,851,780	3,197,892
Dividends reinvested	308,670	112,495
Cost of shares redeemed	(260,238)	(332,356)

Total Institutional Class Shares	1,900,212	2,978,031

Change in net assets from capital transactions	$7,803,702	$10,552,935

SHARE TRANSACTIONS:
Class A Shares
Issued	105,888	145,040
Reinvested	8,930	2,075
Redeemed	(11,918)	(35,181)

Total Class A Shares	102,900	111,934

Class C Shares
Issued	252	279
Reinvested	61	37
Redeemed	(1)	(599)

Total Class C Shares	312	(283)

Class R Shares (a)
Issued	198,647	306,734
Issued in class conversion	–	32,951
Reinvested	36,304	13,056
Redeemed	(52,429)	(71,415)

Total Class R Shares	182,522	281,326

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

101

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	16,493
Reinvested	–	632
Redeemed in class conversion	–	(32,924)
Redeemed	–	(1,267)

Total Class R1 Shares	–	(17,066)

Institutional Service Class Shares
Issued	222,922	327,536
Reinvested	20,607	6,494
Redeemed	(77,615)	(128,288)

Total Institutional Service Class Shares	165,914	205,742

Institutional Class Shares
Issued	141,294	241,777
Reinvested	24,018	8,700
Redeemed	(19,504)	(25,317)

Total Institutional Class Shares	145,808	225,160

Total change in shares	597,456	806,813

Amounts designated as “–“are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

102

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2055 Fund

	Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$13.32	0.11	0.44	0.55	(0.17)	(0.45)	(0.62)	$13.25	4.31%		$3,623,197	0.60%	1.68%		0.60%	6.05%
Year Ended October 31, 2014 (e)	$12.71	0.14	0.83	0.97	(0.21)	(0.15)	(0.36)	$13.32	7.75%		$2,272,610	0.62%	1.10%		0.62%	10.03%
Year Ended October 31, 2013 (e)	$10.40	0.16	2.37	2.53	(0.17)	(0.05)	(0.22)	$12.71	24.74%		$744,954	0.63%	1.37%		0.63%	9.99%
Year Ended October 31, 2012 (e)	$9.70	0.10	0.78	0.88	(0.12)	(0.06)	(0.18)	$10.40	9.20%		$130,837	0.57%	0.95%		0.57%	21.51%
Period Ended October 31, 2011 (e)(f)	$10.00	0.06	(0.29)	(0.23)	(0.07)	–	(0.07)	$9.70	(2.36%	)	$21,750	0.63%	0.68%		0.63%	30.50%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$13.32	0.08	0.43	0.51	(0.14)	(0.45)	(0.59)	$13.24	3.98%		$21,780	1.14%	1.30%		1.14%	6.05%
Year Ended October 31, 2014 (e)	$12.71	0.12	0.78	0.90	(0.14)	(0.15)	(0.29)	$13.32	7.20%		$17,758	1.17%	0.89%		1.17%	10.03%
Year Ended October 31, 2013 (e)	$10.40	0.07	2.41	2.48	(0.12)	(0.05)	(0.17)	$12.71	24.17%		$20,535	1.13%	0.64%		1.13%	9.99%
Year Ended October 31, 2012 (e)	$9.69	0.04	0.78	0.82	(0.05)	(0.06)	(0.11)	$10.40	8.55%		$10,530	1.17%	0.41%		1.17%	21.51%
Period Ended October 31, 2011 (e)(f)	$10.00	–	(0.30)	(0.30)	(0.01)	–	(0.01)	$9.69	(2.97%	)	$9,703	1.33%	(0.03%	)	1.33%	30.50%

Class R Shares(g)
Six Months Ended April 30, 2015 (e) (Unaudited)	$13.30	0.10	0.42	0.52	(0.15)	(0.45)	(0.60)	$13.22	4.09%		$12,134,090	0.88%	1.54%		0.88%	6.05%
Year Ended October 31, 2014 (e)	$12.69	0.13	0.81	0.94	(0.18)	(0.15)	(0.33)	$13.30	7.51%		$9,775,507	0.88%	0.97%		0.88%	10.03%
Year Ended October 31, 2013 (e)	$10.38	0.09	2.41	2.50	(0.14)	(0.05)	(0.19)	$12.69	24.47%		$5,756,542	0.88%	0.80%		0.88%	9.99%
Year Ended October 31, 2012 (e)	$9.68	0.05	0.79	0.84	(0.08)	(0.06)	(0.14)	$10.38	8.85%		$2,250,724	0.89%	0.52%		0.89%	21.51%
Period Ended October 31, 2011 (e)(f)	$10.00	0.02	(0.28)	(0.26)	(0.06)	–	(0.06)	$9.68	(2.64%	)	$388,081	0.99%	0.26%		0.99%	30.50%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$13.36	0.13	0.43	0.56	(0.18)	(0.45)	(0.63)	$13.29	4.39%		$7,117,276	0.38%	2.01%		0.38%	6.05%
Year Ended October 31, 2014 (e)	$12.74	0.18	0.83	1.01	(0.24)	(0.15)	(0.39)	$13.36	8.06%		$4,938,798	0.38%	1.40%		0.38%	10.03%
Year Ended October 31, 2013 (e)	$10.41	0.11	2.46	2.57	(0.19)	(0.05)	(0.24)	$12.74	25.15%		$2,087,961	0.38%	0.94%		0.38%	9.99%
Year Ended October 31, 2012 (e)	$9.70	0.10	0.81	0.91	(0.14)	(0.06)	(0.20)	$10.41	9.50%		$250,533	0.33%	1.02%		0.33%	21.51%
Period Ended October 31, 2011 (e)(f)	$10.00	0.06	(0.28)	(0.22)	(0.08)	–	(0.08)	$9.70	(2.18%	)	$17,879	0.33%	0.89%		0.33%	30.50%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$13.37	0.15	0.42	0.57	(0.19)	(0.45)	(0.64)	$13.30	4.51%		$7,968,506	0.13%	2.24%		0.13%	6.05%
Year Ended October 31, 2014 (e)	$12.74	0.22	0.83	1.05	(0.27)	(0.15)	(0.42)	$13.37	8.38%		$6,061,345	0.13%	1.66%		0.13%	10.03%
Year Ended October 31, 2013 (e)	$10.41	0.20	2.40	2.60	(0.22)	(0.05)	(0.27)	$12.74	25.44%		$2,909,109	0.14%	1.69%		0.14%	9.99%
Year Ended October 31, 2012 (e)	$9.70	0.14	0.77	0.91	(0.14)	(0.06)	(0.20)	$10.41	9.60%		$1,667,231	0.16%	1.38%		0.16%	21.51%
Period Ended October 31, 2011 (e)(f)	$10.00	0.08	(0.30)	(0.22)	(0.08)	–	(0.08)	$9.70	(2.18%	)	$1,091,832	0.33%	0.97%		0.33%	30.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from December 28, 2010 (commencement of operations) through October 31, 2011. Total return is calculated based on inception date of December 27, 2010 through October 31, 2011.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

103

Fund Overview	Nationwide Destination 2060 Fund

Asset Allocation†

Equity Funds	90.0%
Alternative Assets	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	30.9%
Nationwide International Index Fund, Institutional Class	28.2%
Nationwide Mid Cap Market Index Fund, Institutional Class	17.9%
Nationwide Small Cap Index Fund, Institutional Class	12.9%
Nationwide Portfolio Completion Fund, Institutional Class	10.1%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2015.

104

Shareholder Expense Example	Nationwide Destination 2060 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (December 1, 2014, commencement of operations) and continued to hold your shares at the end of the reporting period April 30, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from December 1, 2014 (commencement of operations) through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from December 1, 2014 (commencement of operations) through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2060 Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,031.20	1.68	0.40
	Hypothetical	(c)(d)	1,000.00	1,022.81	2.01	0.40
Class C Shares	Actual	(b)	1,000.00	1,028.40	4.74	1.13
	Hypothetical	(c)(d)	1,000.00	1,019.19	5.66	1.13
Class R Shares	Actual	(b)	1,000.00	1,030.50	2.69	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64
Institutional Service Class Shares	Actual	(b)	1,000.00	1,032.70	0.55	0.13
	Hypothetical	(c)(d)	1,000.00	1,024.15	0.65	0.13
Institutional Class Shares	Actual	(b)	1,000.00	1,032.70	0.55	0.13
	Hypothetical	(c)(d)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 1, 2014 through April 30, 2015 to reflect the period from commencement of operations.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

105

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Destination 2060 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	12,030	$115,853

Total Alternative Assets (cost $118,265)		115,853

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class (a)	38,283	324,636
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,602	206,839
Nationwide S&P 500 Index Fund, Institutional Class (a)	23,166	356,764
Nationwide Small Cap Index Fund, Institutional Class (a)	9,737	149,176

Total Equity Funds (cost $1,045,361)		1,037,415

Total Mutual Funds (cost $1,163,626)		1,153,268

Total Investments (cost $1,163,626) (b) — 100.0%		1,153,268

Liabilities in excess of other assets — 0.0%†		(288)

NET ASSETS — 100.0%		$1,152,980

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

106

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Destination 2060 Fund
Assets:
Investments in affiliates, at value (cost $1,163,626)	$1,153,268
Cash	696
Receivable for capital shares issued	3,683

Total Assets	1,157,647

Liabilities:
Payable for investments purchased	4,379
Accrued expenses and other payables:
Investment advisory fees	122
Distribution fees	166

Total Liabilities	4,667

Net Assets	$1,152,980

Represented by:
Capital	$1,133,579
Accumulated distributions in excess of net investment income	(2,696)
Accumulated net realized gains from affiliated investments	32,455
Net unrealized appreciation/(depreciation) from investments in affiliates	(10,358)

Net Assets	$1,152,980

Net Assets:
Class A Shares	$151,486
Class C Shares	106,695
Class R Shares	116,900
Institutional Service Class Shares	103,268
Institutional Class Shares	674,631

Total	$1,152,980

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	14,890
Class C Shares	10,501
Class R Shares	11,495
Institutional Service Class Shares	10,145
Institutional Class Shares	66,273

Total	113,304

107

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Destination 2060 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.17
Class C Shares (b)	$10.16
Class R Shares	$10.17
Institutional Service Class Shares	$10.18
Institutional Class Shares	$10.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.79

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

108

Statement of Operations

For the Period Ended April 30, 2015 (Unaudited)

Nationwide Destination 2060 Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$12,584

Total Income	12,584

EXPENSES:
Investment advisory fees	563
Distribution fees Class A	124
Distribution fees Class C	431
Distribution fees Class R	219
Administrative servicing fees Class A	7
Administrative servicing fees Class R	3
Professional fees (Note 3)	5
Trustee fees (Note 3)	15

Total Expenses	1,367

NET INVESTMENT INCOME	11,217

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	33,203
Net realized losses from investment transactions with affiliates	(748)

Net realized gains from affiliated investments	32,455

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(10,358)

Net realized/unrealized gains from affiliated investments	22,097

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$33,314

(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

The accompanying notes are an integral part of these financial statements.

109

Statement of Changes in Net Assets

Nationwide Destination 2060 Fund
Period ended April 30, 2015 (a) (Unaudited)
Operations:
Net investment income	$11,217
Net realized gains from affiliated investments	32,455
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(10,358)

Change in net assets resulting from operations	33,314

Distributions to Shareholders From:
Net investment income:
Class A	(1,391)
Class C	(1,245)
Class R	(1,306)
Institutional Service Class	(1,423)
Institutional Class	(8,548)

Change in net assets from shareholder distributions	(13,913)

Change in net assets from capital transactions	1,133,579

Change in net assets	1,152,980

Net Assets:
Beginning of period	–

End of period	$1,152,980

Accumulated distributions in excess of net investment income at end of period	$(2,696)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$147,539
Dividends reinvested	1,391
Cost of shares redeemed	(59)

Total Class A Shares	148,871

Class C Shares
Proceeds from shares issued	107,224
Dividends reinvested	1,245
Cost of shares redeemed	(3,593)

Total Class C Shares	104,876

Class R Shares
Proceeds from shares issued	114,409
Dividends reinvested	1,306
Cost of shares redeemed	(761)

Total Class R Shares	114,954

Institutional Service Class Shares
Proceeds from shares issued	100,000
Dividends reinvested	1,423
Cost of shares redeemed	–

Total Institutional Service Class Shares	101,423

(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

110

Statement of Changes in Net Assets (Continued)

Nationwide Destination 2060 Fund
Period Ended April 30, 2015 (a) (Unaudited)
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$654,979
Dividends reinvested	8,548
Cost of shares redeemed	(72)

Total Institutional Class Shares	663,455

Change in net assets from capital transactions	$1,133,579

SHARE TRANSACTIONS:
Class A Shares
Issued	14,755
Reinvested	141
Redeemed	(6)

Total Class A Shares	14,890

Class C Shares
Issued	10,749
Reinvested	127
Redeemed	(375)

Total Class C Shares	10,501

Class R Shares
Issued	11,439
Reinvested	133
Redeemed	(77)

Total Class R Shares	11,495

Institutional Service Class Shares
Issued	10,000
Reinvested	145
Redeemed	–

Total Institutional Service Class Shares	10,145

Institutional Class Shares
Issued	65,411
Reinvested	869
Redeemed	(7)

Total Institutional Class Shares	66,273

Total change in shares	113,304

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

The accompanying notes are an integral part of these financial statements.

111

Financial Highlights

Selected data for each share of capital outstanding throughout the period indicated

Nationwide Destination 2060 Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Period Ended April 30, 2015 (e)(f) (Unaudited)	$10.00	0.09	0.22	0.31	(0.14)	(0.14)	$10.17	3.12%	$151,486	0.40%	0.93%	0.40%	2.11%

Class C Shares
Period Ended April 30, 2015 (e)(f) (Unaudited)	$10.00	0.08	0.20	0.28	(0.12)	(0.12)	$10.16	2.84%	$106,695	1.13%	0.77%	1.13%	2.11%

Class R Shares
Period Ended April 30, 2015 (e)(f) (Unaudited)	$10.00	0.09	0.21	0.30	(0.13)	(0.13)	$10.17	3.05%	$116,900	0.64%	0.92%	0.64%	2.11%

Institutional Service Class Shares
Period Ended April 30, 2015 (e)(f) (Unaudited)	$10.00	0.12	0.20	0.32	(0.14)	(0.14)	$10.18	3.27%	$103,268	0.13%	1.18%	0.13%	2.11%

Institutional Class Shares
Period Ended April 30, 2015 (e)(f) (Unaudited)	$10.00	0.12	0.20	0.32	(0.14)	(0.14)	$10.18	3.27%	$674,631	0.13%	1.16%	0.13%	2.11%

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015. Total return is calculated based on inception date of November 28, 2014 through April 30, 2015.

The accompanying notes are an integral part of these financial statements.

112

Fund Overview	Nationwide Retirement Income Fund

Asset Allocation†

Fixed Income Funds	49.1%
Equity Funds	25.8%
Fixed Contract	15.2%
Alternative Assets	10.1%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Holdings††

Nationwide Bond Index Fund, Institutional Class	28.0%
Nationwide Fixed Contract	15.2%
iShares Intermediate Credit Bond ETF	13.0%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
Nationwide S&P 500 Index Fund, Institutional Class	9.9%
Nationwide International Index Fund, Institutional Class	8.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	4.9%
Nationwide Inflation-Protected Securities Fund, Institutional Class	4.9%
iShares iBoxx $ High Yield Corporate Bond ETF	3.0%
Nationwide Small Cap Index Fund, Institutional Class	2.9%
iShares 1-3 Year Credit Bond ETF	0.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2015.

††	Percentages indicated are based upon total investments as of April 30, 2015.

113

Shareholder Expense Example	Nationwide Retirement Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2014) and continued to hold your shares at the end of the reporting period (April 30, 2015).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2014 through April 30, 2015. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2014 through April 30, 2015. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Retirement Income Fund April 30, 2015			Beginning Account Value ($) 11/01/14	Ending Account Value ($) 04/30/15	Expenses Paid During Period ($) 11/01/14 - 04/30/15(a)	Expense Ratio During Period (%) 11/01/14 - 04/30/15(a)
Class A Shares	Actual	(b)	1,000.00	1,020.70	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Class C Shares	Actual	(b)	1,000.00	1,016.10	6.00	1.20
	Hypothetical	(b)(c)	1,000.00	1,018.84	6.01	1.20
Class R Shares	Actual	(b)	1,000.00	1,018.20	4.40	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,020.70	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,022.00	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2014 through April 30, 2015 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

114

Statement of Investments

April 30, 2015 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 68.9%

	Shares	Market Value

Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	274,232	$2,640,851

Total Alternative Assets (cost $2,686,718)		2,640,851

Equity Funds 25.8%
Nationwide International Index Fund, Institutional Class (a)	249,467	2,115,477
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	66,351	1,294,505
Nationwide S&P 500 Index Fund, Institutional Class (a)	169,959	2,617,364
Nationwide Small Cap Index Fund, Institutional Class (a)	49,870	764,004

Total Equity Funds (cost $6,378,723)		6,791,350

Fixed Income Funds 33.0%
Nationwide Bond Index Fund, Institutional Class (a)	656,775	7,395,283
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	133,889	1,293,365

Total Fixed Income Funds (cost $8,607,735)		8,688,648

Total Mutual Funds (cost $17,673,176)		18,120,849

Exchange Traded Funds 16.1%
Fixed Income Funds 16.1%
iShares 1-3 Year Credit Bond ETF	385	40,633
iShares iBoxx $ High Yield Corporate Bond ETF	8,670	788,883
iShares Intermediate Credit Bond ETF	30,928	3,414,451

Total Exchange Traded Funds (cost $4,216,184)		4,243,967

Fixed Contract 15.2%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.40% (a)(b)(c)	$4,006,958	$4,006,958

Total Fixed Contract (cost $4,006,958)		4,006,958

Total Investments (cost $25,896,318) (d) — 100.2%		26,371,774

Liabilities in excess of other assets — (0.2)%		(43,533)

NET ASSETS — 100.0%		$26,328,241

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

115

Statement of Assets and Liabilities

April 30, 2015 (Unaudited)

Nationwide Retirement Income Fund
Assets:
Investments in affiliates, at value (cost $21,680,134)	$22,127,807
Investments in non-affiliates, at value (cost $4,216,184)	4,243,967

Total Investments, at value (total cost $25,896,318)	26,371,774

Cash	10,453
Receivable for investments sold	142,267
Receivable for capital shares issued	5,641

Total Assets	26,530,135

Liabilities:
Payable for investments purchased	40,633
Payable for capital shares redeemed	147,908
Accrued expenses and other payables:
Investment advisory fees	2,815
Distribution fees	4,100
Administrative servicing fees	6,321
Trustee fees (Note 3)	49
Professional fees (Note 3)	68

Total Liabilities	201,894

Net Assets	$26,328,241

Represented by:
Capital	$25,669,093
Accumulated distributions in excess of net investment income	(29,231)
Accumulated net realized gains from affiliated and non-affiliated investments	212,923
Net unrealized appreciation/(depreciation) from investments in affiliates	447,673
Net unrealized appreciation/(depreciation) from investments in non-affiliates	27,783

Net Assets	$26,328,241

Net Assets:
Class A Shares	$1,688,840
Class C Shares	345,435
Class R Shares	8,539,362
Institutional Service Class Shares	11,063,544
Institutional Class Shares	4,691,060

Total	$26,328,241

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	173,604
Class C Shares	35,944
Class R Shares	883,989
Institutional Service Class Shares	1,137,519
Institutional Class Shares	482,105

Total	2,713,161

116

Statement of Assets and Liabilities (Continued)

April 30, 2015 (Unaudited)

Nationwide Retirement Income Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.73
Class C Shares (b)	$9.61
Class R Shares	$9.66
Institutional Service Class Shares	$9.73
Institutional Class Shares	$9.73
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.32

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

117

Statement of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Retirement Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$207,540
Dividend income from non-affiliates	56,026
Interest income from affiliates	1,150

Total Income	264,716

EXPENSES:
Investment advisory fees	16,884
Distribution fees Class A	1,966
Distribution fees Class C	1,691
Distribution fees Class R	21,794
Administrative servicing fees Class C	108
Administrative servicing fees Class R	10,897
Administrative servicing fees Institutional Service Class	13,335
Professional fees (Note 3)	112
Trustee fees (Note 3)	359

Total Expenses	67,146

NET INVESTMENT INCOME	197,570

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	344,503
Net realized gains from investment transactions with affiliates	102,119
Net realized gains from investment transactions with non-affiliates	14,666

Net realized gains from affiliated and non-affiliated investments	461,288

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(142,482)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(12,036)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(154,518)

Net realized/unrealized gains from affiliated and non-affiliated investments	306,770

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$504,340

The accompanying notes are an integral part of these financial statements.

118

Statements of Changes in Net Assets

	Nationwide Retirement Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net investment income	$197,570	$339,914
Net realized gains from affiliated and non-affiliated investments	461,288	775,149
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(154,518)	(35,637)

Change in net assets resulting from operations	504,340	1,079,426

Distributions to Shareholders From:
Net investment income:
Class A	(15,165)	(41,194)
Class C	(2,237)	(2,227)
Class R (a)	(69,378)	(90,860)
Class R1 (b)	–	(3,028)
Institutional Service Class	(106,609)	(164,498)
Institutional Class	(52,839)	(65,184)
Net realized gains:
Class A	(48,949)	(29,857)
Class C	(11,603)	(1,479)
Class R (a)	(311,773)	(55,655)
Class R1 (b)	–	(3,790)
Institutional Service Class	(351,111)	(72,631)
Institutional Class	(156,180)	(19,189)

Change in net assets from shareholder distributions	(1,125,844)	(549,592)

Change in net assets from capital transactions	325,606	(1,332,594)

Change in net assets	(295,898)	(802,760)

Net Assets:
Beginning of period	26,624,139	27,426,899

End of period	$26,328,241	$26,624,139

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(29,231)	$19,427

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$743,215	$2,934,230
Dividends reinvested	64,114	70,114
Cost of shares redeemed	(443,590)	(5,506,694)

Total Class A Shares	363,739	(2,502,350)

Class C Shares
Proceeds from shares issued	9,290	126,132
Dividends reinvested	13,840	3,591
Cost of shares redeemed	(13,753)	(16,954)

Total Class C Shares	9,377	112,769

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

119

Statements of Changes in Net Assets (Continued)

	Nationwide Retirement Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS: (continued)
Class R Shares (a)
Proceeds from shares issued	$1,217,645	$2,525,988
Proceeds from shares issued from class conversion	–	584,759
Dividends reinvested	381,151	146,515
Cost of shares redeemed	(2,236,663)	(2,633,783)

Total Class R Shares	(637,867)	623,479

Class R1 Shares (b)
Proceeds from shares issued	–	103,311
Dividends reinvested	–	6,818
Cost of shares redeemed in class conversion	–	(584,759)
Cost of shares redeemed	–	(77,135)

Total Class R1 Shares	–	(551,765)

Institutional Service Class Shares
Proceeds from shares issued	1,917,820	3,345,544
Dividends reinvested	457,720	237,129
Cost of shares redeemed	(1,762,722)	(4,142,505)

Total Institutional Service Class Shares	612,818	(559,832)

Institutional Class Shares
Proceeds from shares issued	587,824	3,879,926
Dividends reinvested	209,019	84,373
Cost of shares redeemed	(819,304)	(2,419,194)

Total Institutional Class Shares	(22,461)	1,545,105

Change in net assets from capital transactions	$325,606	$(1,332,594)

SHARE TRANSACTIONS:
Class A Shares
Issued	76,537	298,505
Reinvested	6,712	7,238
Redeemed	(45,703)	(558,806)

Total Class A Shares	37,546	(253,063)

Class C Shares
Issued	971	12,796
Reinvested	1,465	373
Redeemed	(1,423)	(1,742)

Total Class C Shares	1,013	11,427

Class R Shares (a)
Issued	125,890	258,588
Issued in class conversion	–	60,309
Reinvested	40,161	15,162
Redeemed	(232,872)	(268,617)

Total Class R Shares	(66,821)	65,442

(a)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

120

Statements of Changes in Net Assets (Continued)

	Nationwide Retirement Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS: (continued)
Class R1 Shares (b)
Issued	–	10,670
Reinvested	–	709
Redeemed in class conversion	–	(60,151)
Redeemed	–	(8,031)

Total Class R1 Shares	–	(56,803)

Institutional Service Class Shares
Issued	197,774	339,601
Reinvested	47,917	24,349
Redeemed	(180,774)	(421,423)

Total Institutional Service Class Shares	64,917	(57,473)

Institutional Class Shares
Issued	59,900	395,229
Reinvested	21,880	8,631
Redeemed	(83,104)	(246,697)

Total Institutional Class Shares	(1,324)	157,163

Total change in shares	35,331	(133,307)

Amounts designated as “–” are zero or have been rounded to zero.

(b)	Effective February 21, 2014, Class R1 Shares were converted into Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

121

Statement of Cash Flows

For the Six Months Ended April 30, 2015 (Unaudited)

Nationwide Retirement Income Fund
INCREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$504,340
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(6,868,730)
Proceeds from disposition of affiliated investments	6,858,266
Purchase of non-affiliated investments	(2,388,055)
Proceeds from disposition of non-affiliated investments	3,238,189
Reinvestment of dividend income from affiliates	(207,540)
Reinvestment of dividend income from non-affiliates	(56,026)
Reinvestment of interest income from affiliates	(1,150)
Change in unrealized (appreciation)/depreciation from investments in affiliates	142,482
Change in unrealized (appreciation)/depreciation from investments in non-affiliate	12,036
Reinvestment of net realized gain distributions from underlying affiliated funds	(344,503)
Net realized gain from investment transactions with affiliates	(102,119)
Net realized gain from investment transactions with non-affiliates	(14,666)
Increase in receivable for investments sold	(46,404)
Increase in payable for investments purchased	40,633
Decrease in investment advisory fees	(134)
Decrease in distribution fees	(505)
Decrease in administrative servicing fees	(1,763)
Decrease in trustee fees	(31)
Decrease in professional fees	(34)

Net cash provided by operating activities	764,286

Cash flows used in financing activities:
Proceeds from shares issued	4,488,111
Payable for capital shares redeemed	(5,240,281)
Cash overdraft	(1,663)

Net cash used in financing activities	(753,833)

Net increase in cash	10,453

Cash:
Beginning of period	–

End of period	10,453

Amount designated as “–” is zero or has been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment dividends and distributions of $1,125,844.

The accompanying notes are an integral part of these financial statements.

122

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Retirement Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.97	0.08	0.12	0.20	(0.10)	(0.34)	(0.44)	$9.73	2.07%	$1,688,840	0.38%	1.59%		0.38%	37.49%
Year Ended October 31, 2014 (e)	$9.78	0.13	0.24	0.37	(0.12)	(0.06)	(0.18)	$9.97	3.89%	$1,356,251	0.62%	1.29%		0.62%	46.16%
Year Ended October 31, 2013 (e)	$9.63	0.06	0.21	0.27	(0.05)	(0.07)	(0.12)	$9.78	2.86%	$3,805,115	0.63%	0.60%		0.63%	73.70%
Year Ended October 31, 2012 (e)	$9.74	0.04	0.30	0.34	(0.04)	(0.41)	(0.45)	$9.63	3.77%	$4,480,984	0.67%	0.45%		0.67%	93.99%
Year Ended October 31, 2011 (e)	$10.14	0.20	(0.11)	0.09	(0.19)	(0.30)	(0.49)	$9.74	0.94%	$4,176,502	0.83%	1.96%		0.83%	107.29%
Year Ended October 31, 2010 (e)	$9.44	0.15	0.71	0.86	(0.16)	–	(0.16)	$10.14	9.19%	$4,264,462	0.84%	1.50%		0.84%	40.31%

Class C Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.86	0.04	0.12	0.16	(0.07)	(0.34)	(0.41)	$9.61	1.61%	$345,435	1.20%	0.83%		1.20%	37.49%
Year Ended October 31, 2014 (e)	$9.68	0.06	0.26	0.32	(0.08)	(0.06)	(0.14)	$9.86	3.44%	$344,285	1.16%	0.61%		1.16%	46.16%
Year Ended October 31, 2013 (e)	$9.57	0.01	0.21	0.22	(0.04)	(0.07)	(0.11)	$9.68	2.33%	$227,583	1.13%	0.07%		1.13%	73.70%
Year Ended October 31, 2012 (e)	$9.70	–	0.30	0.30	(0.02)	(0.41)	(0.43)	$9.57	3.30%	$212,629	1.16%	(0.03%	)	1.16%	93.99%
Year Ended October 31, 2011 (e)	$10.12	0.08	(0.04)	0.04	(0.16)	(0.30)	(0.46)	$9.70	0.40%	$163,559	1.33%	0.83%		1.33%	107.29%
Year Ended October 31, 2010 (e)	$9.43	0.06	0.74	0.80	(0.11)	–	(0.11)	$10.12	8.69%	$55,901	1.35%	0.60%		1.35%	40.31%

Class R Shares (f)
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.90	0.06	0.12	0.18	(0.08)	(0.34)	(0.42)	$9.66	1.82%	$8,539,362	0.88%	1.19%		0.88%	37.49%
Year Ended October 31, 2014 (e)	$9.71	0.09	0.26	0.35	(0.10)	(0.06)	(0.16)	$9.90	3.68%	$9,413,390	0.88%	0.89%		0.88%	46.16%
Year Ended October 31, 2013 (e)	$9.58	0.03	0.21	0.24	(0.04)	(0.07)	(0.11)	$9.71	2.60%	$8,600,119	0.88%	0.29%		0.88%	73.70%
Year Ended October 31, 2012 (e)	$9.69	0.02	0.31	0.33	(0.03)	(0.41)	(0.44)	$9.58	3.58%	$7,829,989	0.92%	0.19%		0.92%	93.99%
Year Ended October 31, 2011 (e)	$10.10	0.16	(0.10)	0.06	(0.17)	(0.30)	(0.47)	$9.69	0.61%	$6,810,440	1.08%	1.59%		1.08%	107.29%
Year Ended October 31, 2010 (e)	$9.41	0.13	0.70	0.83	(0.14)	–	(0.14)	$10.10	8.97%	$5,499,116	1.09%	1.34%		1.09%	40.31%

Institutional Service Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.97	0.08	0.12	0.20	(0.10)	(0.34)	(0.44)	$9.73	2.07%	$11,063,544	0.38%	1.63%		0.38%	37.49%
Year Ended October 31, 2014 (e)	$9.78	0.14	0.26	0.40	(0.15)	(0.06)	(0.21)	$9.97	4.18%	$10,689,944	0.38%	1.42%		0.38%	46.16%
Year Ended October 31, 2013 (e)	$9.62	0.08	0.22	0.30	(0.07)	(0.07)	(0.14)	$9.78	3.16%	$11,049,134	0.38%	0.81%		0.38%	73.70%
Year Ended October 31, 2012 (e)	$9.73	0.07	0.30	0.37	(0.07)	(0.41)	(0.48)	$9.62	4.02%	$11,735,739	0.42%	0.70%		0.42%	93.99%
Year Ended October 31, 2011 (e)	$10.13	0.20	(0.08)	0.12	(0.22)	(0.30)	(0.52)	$9.73	1.22%	$12,758,665	0.58%	2.01%		0.58%	107.29%
Year Ended October 31, 2010 (e)	$9.44	0.17	0.71	0.88	(0.19)	–	(0.19)	$10.13	9.49%	$7,897,217	0.59%	1.79%		0.59%	40.31%

Institutional Class Shares
Six Months Ended April 30, 2015 (e) (Unaudited)	$9.97	0.09	0.12	0.21	(0.11)	(0.34)	(0.45)	$9.73	2.20%	$4,691,060	0.13%	1.92%		0.13%	37.49%
Year Ended October 31, 2014 (e)	$9.78	0.16	0.26	0.42	(0.17)	(0.06)	(0.23)	$9.97	4.44%	$4,820,269	0.13%	1.60%		0.13%	46.16%
Year Ended October 31, 2013 (e)	$9.63	0.10	0.21	0.31	(0.09)	(0.07)	(0.16)	$9.78	3.33%	$3,191,610	0.13%	1.08%		0.13%	73.70%
Year Ended October 31, 2012 (e)	$9.73	0.09	0.31	0.40	(0.09)	(0.41)	(0.50)	$9.63	4.39%	$2,259,648	0.16%	0.95%		0.16%	93.99%
Year Ended October 31, 2011 (e)	$10.14	0.24	(0.11)	0.13	(0.24)	(0.30)	(0.54)	$9.73	1.35%	$1,456,143	0.33%	2.39%		0.33%	107.29%
Year Ended October 31, 2010 (e)	$9.44	0.22	0.69	0.91	(0.21)	–	(0.21)	$10.14	9.71%	$1,524,099	0.34%	2.28%		0.34%	40.31%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

123

Notes to Financial Statements

April 30, 2015 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2015, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights of the twelve (12) series listed below (each, a “Fund”; collectively, the “Funds”).

- Nationwide Destination 2010 Fund (“Destination 2010”)

- Nationwide Destination 2015 Fund (“Destination 2015”)

- Nationwide Destination 2020 Fund (“Destination 2020”)

- Nationwide Destination 2025 Fund (“Destination 2025”)

- Nationwide Destination 2030 Fund (“Destination 2030”)

- Nationwide Destination 2035 Fund (“Destination 2035”)

- Nationwide Destination 2040 Fund (“Destination 2040”)

- Nationwide Destination 2045 Fund (“Destination 2045”)

- Nationwide Destination 2050 Fund (“Destination 2050”)

- Nationwide Destination 2055 Fund (“Destination 2055”)

- Nationwide Destination 2060 Fund (“Destination 2060”)

- Nationwide Retirement Income Fund (“Retirement Income”)

Each of the Funds operates as a “fund of funds,” which means that each of the Funds pursues its objective by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange-traded funds) (“Underlying Funds”). The Underlying Funds typically invest, in stocks, bonds, and other securities. During the period ended April 30, 2015, Destination 2010, Destination 2015, Destination 2020 and Retirement Income began to invest in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Funds currently offer Class A, Class C, Class R, Institutional Service Class and Institutional Class shares. Each class of shares of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Destination 2060 commenced operations on December 1, 2014.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. . The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved

124

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

by the Board of Trustees of the Trust (the “Board of Trustees”), Nationwide Fund Advisors (“NFA”), the investment adviser to the Funds, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Shares of unaffiliated exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

During the period ended April 30, 2015, Destination 2010, Destination 2015, Destination 2020 and Retirement Income began investing in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays a Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from April 1, 2015 through April 30, 2015, the rate was 3.40%. Nationwide Life may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by Nationwide Life, assuming no default, a Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At April 30, 2015, 100% of the market value of Destination 2025, Destination 2030, Destination 2035, Destination 2040, Destination 2045, Destination 2050, Destination 2055, and Destination 2060 was determined based on Level 1 inputs.

125

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2015. Please refer to the Statements of Investments for additional information on portfolio holdings.

Destination 2010

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,109,105	$—	$—	$3,109,105
Fixed Contract	—	—	2,851,673	2,851,673
Mutual Funds	22,263,195	—	—	22,263,195
Total	$25,372,300	$—	$2,851,673	$28,223,973

Destination 2015
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,320,499	$—	$—	$11,320,499
Fixed Contract	—	—	9,894,964	9,894,964
Mutual Funds	119,443,449	—	—	119,443,449
Total	$130,763,948	$—	$9,894,964	$140,658,912

Destination 2020
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$19,279,952	$—	$—	$19,279,952
Fixed Contract	—	—	11,219,296	11,219,296
Mutual Funds	243,657,219	—	—	243,657,219
Total	$262,937,171	$—	$11,219,296	$274,156,467

Retirement Income
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,243,967	$—	$—	$4,243,967
Fixed Contract	—	—	4,006,958	4,006,958
Mutual Funds	18,120,849	—	—	18,120,849
Total	$22,364,816	$—	$4,006,958	$26,371,774

Amounts designated as “—” are zero or have been rounded to zero.

During the six months ended April 30, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

126

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Destination 2010

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	787	787
Purchases	2,859,219	2,859,219
Sales	(8,333)	(8,333)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/15	$2,851,673	$2,851,673

The following table represents Destination 2010 Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 04/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$2,851,673	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

Destination 2015

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	2,780	2,780
Purchases	10,139,767	10,139,767
Sales	(247,583)	(247,583)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/15	$9,894,964	$9,894,964

The following table represents Destination 2015 Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 04/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$9,894,964	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

127

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Destination 2020

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	3,099	3,099
Purchases	11,257,386	11,257,386
Sales	(41,189)	(41,189)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/15	$11,219,296	$11,219,296

The following table represents Destination 2020 Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 04/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$11,219,296	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

Retirement Income

	Fixed Contract	Total
Balance as of 10/31/14	$—	$—
Interest Income from Affiliates	1,150	1,150
Purchases	4,232,578	4,232,578
Sales	(226,770)	(226,770)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/15	$4,006,958	$4,006,958

The following table represents Retirement Income Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 04/30/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$4,006,958	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.40%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily
*	NFA can increase or redeem all or a portion of Destination 2010, Destination 2015, Destination 2020 and Retirement Income investment in the Nationwide Fixed Contract on a daily basis at par. The Funds cannot assign or transfer their interest in the Nationwide Fixed Contract to any party. If a Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or the issuer have the ability to terminate their investments in the Nationwide Fixed Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

128

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, Level 3 investments within the hierarchy.

Securities listed on a non-American exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and

129

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities held by the Nationwide Money Market Fund (“Money Market”) are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Cash Overdraft

As of April 30, 2015, Destination 2010, Destination 2015, Destination 2020 and Destination 2030, had an overdrawn balance of $4,230, $513, $85 and $32, respectively, with the Funds’ custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds’ borrowing policy, the advance is deemed a temporary loan to the Funds. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividend income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by

130

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

a taxing authority that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last three tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2015, the Funds effective unified management fee rate was 0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2015, the Funds did not pay any fund administration and transfer agency fees.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class C shares, and 0.50% of Class R shares of each Fund. Institutional Class and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2015, the Funds imposed front-end sales charges of $42,161.

131

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs were 1.00% for all Funds. During the six months ended April 30, 2015, the Funds imposed CDSCs of $12.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each Fund.

For the six months ended April 30, 2015, the effective rate for administrative services fees paid by the Funds were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class
Destination 2010	0.12%	0.13%	0.25%	0.00%
Destination 2015	0.11	0.06	0.25	0.25
Destination 2020	0.11	0.08	0.25	0.25
Destination 2025	0.09	0.07	0.25	0.25
Destination 2030	0.20	0.03	0.25	0.25
Destination 2035	0.22	0.09	0.25	0.25
Destination 2040	0.16	0.03	0.25	0.25
Destination 2045	0.20	0.12	0.25	0.24
Destination 2050	0.22	0.04	0.25	0.25
Destination 2055	0.21	0.01	0.25	0.25
Destination 2060 (a)	0.01	–	0.01	–
Retirement Income	0.00	0.06	0.25	0.25
(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended April 30, 2015, each Fund’s total administrative services fees were as follows:

Fund	Amount
Destination 2010	$22,507
Destination 2015	130,581
Destination 2020	248,859
Destination 2025	261,043
Destination 2030	266,389
Destination 2035	201,791
Destination 2040	160,048
Destination 2045	96,299
Destination 2050	79,935
Destination 2055	23,811
Destination 2060 (a)	10
Retirement Income	24,340
(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

132

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

As of April 30, 2015, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Destination 2010	0.87%
Destination 2015	30.06
Destination 2020	31.82
Destination 2025	28.03
Destination 2030	26.16
Destination 2035	25.71
Destination 2040	22.12
Destination 2045	18.58
Destination 2050	16.83
Destination 2055	27.10
Destination 2060 (a)	89.79
Retirement Income	33.03
(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

Each of the Funds invests in Institutional Class shares of affiliated Underlying Funds, and certain of the Funds can invest in the Nationwide Fixed Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Fixed Contract for the six months ended April 30, 2015 were as follows:

Destination 2010

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$2,850,154	$268,459	$194,526	$44,585	$(1,987)	$25,833	$2,832,660
Nationwide International Index Fund	4,058,196	483,445	1,012,300	61,149	170,754	12,986	3,671,164
Nationwide Mid Cap Market Index Fund	2,342,447	409,621	503,024	19,376	146,862	148,346	2,227,076
Nationwide S&P 500 Index Fund	4,383,439	785,247	922,194	53,159	261,272	157,946	4,227,001
Nationwide Small Cap Index Fund	1,202,661	146,883	217,893	9,557	54,534	76,046	1,098,657
Nationwide Bond Index Fund	7,335,794	941,439	896,547	79,423	17,536	79,617	7,362,392
Nationwide Inflation-Protected Securities Fund	2,524,318	171,887	1,880,971	3,106	(59,892)	—	844,245
Nationwide Fixed Contract	—	2,859,219	8,333	787	—	—	2,851,673

133

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Destination 2015

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$17,216,140	$1,055,312	$795,154	$268,187	$(34,013)	$155,390	$16,922,764
Nationwide International Index Fund	25,281,320	2,013,051	5,667,027	370,136	1,412,572	78,269	22,545,003
Nationwide Mid Cap Market Index Fund	13,588,625	1,248,523	2,168,644	109,673	654,584	834,624	12,544,077
Nationwide S&P 500 Index Fund	26,742,906	2,260,844	3,592,930	320,896	1,055,377	947,055	25,281,373
Nationwide Small Cap Index Fund	7,579,829	704,882	1,238,377	60,548	335,594	478,641	6,843,216
Nationwide Bond Index Fund	31,519,300	4,376,538	3,322,852	344,323	3,721	337,609	32,486,841
Nationwide Inflation-Protected Securities Fund	7,171,704	175,463	4,614,409	8,760	(139,653)	—	2,820,175
Nationwide Fixed Contract	—	10,139,767	247,583	2,780	—	—	9,894,964

Destination 2020

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$41,359,549	$4,328,045	$258,403	$660,253	$(10,847)	$382,556	$44,104,293
Nationwide International Index Fund	50,246,538	4,291,043	4,429,375	779,061	574,406	163,090	52,166,718
Nationwide Mid Cap Market Index Fund	29,331,982	2,637,611	4,594,812	247,848	1,379,076	1,915,140	27,077,428
Nationwide S&P 500 Index Fund	55,516,243	5,621,194	3,321,011	699,556	1,317,225	2,049,005	57,553,958
Nationwide Small Cap Index Fund	13,549,469	1,194,424	1,053,020	114,919	187,112	905,483	13,297,535
Nationwide Bond Index Fund	38,664,392	7,543,363	2,054,675	444,244	(101,873)	431,877	44,038,321
Nationwide Inflation-Protected Securities Fund	7,646,084	507,331	2,824,836	9,625	(82,813)	—	5,418,966
Nationwide Fixed Contract	—	11,257,386	41,189	3,099	—	—	11,219,296

134

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Destination 2025

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$55,164,974	$6,636,195	$1,104,276	$871,537	$(58,467)	$504,975	$58,947,751
Nationwide International Index Fund	58,798,758	5,498,255	4,844,305	908,373	317,554	189,818	61,874,100
Nationwide Mid Cap Market Index Fund	36,762,440	3,169,565	4,864,219	308,297	985,138	2,365,597	34,700,395
Nationwide S&P 500 Index Fund	67,765,851	6,138,471	3,222,680	846,043	1,237,024	2,465,978	70,313,380
Nationwide Small Cap Index Fund	19,902,385	1,635,645	1,116,178	167,622	206,800	1,311,664	19,856,144
Nationwide Bond Index Fund	21,802,402	5,571,432	799,860	255,937	(40,621)	242,528	26,505,862
Nationwide Inflation-Protected Securities Fund	5,434,506	162,505	2,738,443	6,759	(95,423)	—	2,908,466

Destination 2030

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$51,710,114	$7,700,840	$770,957	$831,686	$(41,486)	$481,886	$56,989,744
Nationwide International Index Fund	60,443,981	6,158,155	6,727,184	951,047	1,094,040	199,752	62,423,224
Nationwide Mid Cap Market Index Fund	37,346,664	3,455,738	1,301,038	325,148	382,229	2,453,448	39,128,625
Nationwide S&P 500 Index Fund	72,078,012	6,160,578	4,485,731	909,445	1,761,222	2,684,130	73,362,870
Nationwide Small Cap Index Fund	24,179,469	2,097,923	833,358	206,909	245,627	1,616,987	24,748,849
Nationwide Bond Index Fund	7,639,085	6,708,540	89,751	106,115	(3,357)	85,446	14,213,253
Nationwide Inflation-Protected Securities Fund	5,109,867	176,156	5,329,939	6,295	(75,878)	—	—

Destination 2035

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$39,383,543	$6,560,302	$1,176,504	$631,840	$(61,878)	$366,094	$43,498,230
Nationwide International Index Fund	47,942,747	4,798,705	2,750,648	754,175	315,032	157,508	51,995,516
Nationwide Mid Cap Market Index Fund	30,365,431	3,432,437	1,473,093	261,998	527,501	1,974,127	32,012,408
Nationwide S&P 500 Index Fund	56,508,553	5,950,150	1,843,679	718,609	757,707	2,092,968	60,277,351
Nationwide Small Cap Index Fund	22,539,503	2,324,003	3,131,104	187,400	736,120	1,499,236	21,084,621
Nationwide Bond Index Fund	3,931,164	2,693,158	108,168	51,877	(4,525)	44,389	6,496,401

135

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Destination 2040

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$25,311,967	$4,689,097	$447,149	$409,436	$(24,450)	$237,230	$28,743,401
Nationwide International Index Fund	39,934,524	5,011,693	1,873,322	635,599	142,174	132,423	44,859,110
Nationwide Mid Cap Market Index Fund	27,483,422	3,521,296	759,802	240,394	280,520	1,802,858	29,979,387
Nationwide S&P 500 Index Fund	45,151,453	5,868,880	1,015,872	581,786	402,900	1,682,534	49,781,481
Nationwide Small Cap Index Fund	19,542,652	2,583,630	2,386,052	165,904	515,455	1,318,177	19,189,637
Nationwide Bond Index Fund	3,150,747	2,222,402	—	42,301	—	35,879	5,356,694

Destination 2045

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$11,820,725	$2,513,632	$145,493	$190,614	$(1,232)	$110,443	$13,814,158
Nationwide International Index Fund	26,863,371	4,160,219	1,048,315	430,068	63,773	89,479	31,185,618
Nationwide Mid Cap Market Index Fund	17,957,740	3,069,940	465,728	159,483	152,023	1,193,029	20,378,192
Nationwide S&P 500 Index Fund	29,807,172	4,816,531	238,877	391,395	91,840	1,128,320	34,211,761
Nationwide Small Cap Index Fund	13,232,632	2,199,427	465,461	114,837	92,504	890,289	14,578,434

Destination 2050

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$9,113,231	$2,083,645	$255,611	$146,183	$(5,428)	$84,699	$10,652,819
Nationwide International Index Fund	20,698,546	3,002,001	637,160	328,442	156,469	68,364	23,985,978
Nationwide Mid Cap Market Index Fund	13,805,490	2,474,038	420,073	121,564	93,474	908,845	15,721,881
Nationwide S&P 500 Index Fund	22,996,231	3,952,949	447,045	298,396	167,948	860,691	26,381,729
Nationwide Small Cap Index Fund	9,976,014	1,913,362	346,851	87,594	92,156	679,180	11,242,273

136

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Destination 2055

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$2,736,713	$1,091,221	$617,899	$45,657	$(10,707)	$26,454	$3,121,634
Nationwide International Index Fund	6,241,478	2,406,966	291,797	104,682	67,755	21,416	8,700,585
Nationwide Mid Cap Market Index Fund	4,145,121	1,602,151	191,823	38,799	53,794	284,536	5,516,692
Nationwide S&P 500 Index Fund	6,916,926	3,037,227	335,448	97,240	89,545	269,352	9,583,380
Nationwide Small Cap Index Fund	3,036,205	1,181,354	170,914	27,976	44,221	212,211	3,955,807
Destination 2060

Affiliated Issuer	Market Value at November 28, 2014 (a)	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$—	$140,261	$21,286	$1,855	$(712)	$1,075	$115,853
Nationwide International Index Fund	—	313,875	590	4,205	(17)	870	324,636
Nationwide Mid Cap Market Index Fund	—	212,206	—	1,553	—	11,610	206,839
Nationwide S&P 500 Index Fund	—	366,470	—	3,852	—	10,972	356,764
Nationwide Small Cap Index Fund	—	153,707	269	1,119	(19)	8,676	149,176
(a)	Destination 2060 commenced operations on December 1, 2014.

Retirement Income

Affiliated Issuer	Market Value at October 31, 2014	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2015
Nationwide Portfolio Completion Fund	$2,673,680	$311,570	$259,345	$41,116	$(9,688)	$23,823	$2,640,851
Nationwide International Index Fund	2,141,182	315,674	421,368	33,229	11,954	6,988	2,115,477
Nationwide Mid Cap Market Index Fund	1,342,436	213,169	246,360	11,310	24,078	86,010	1,294,505
Nationwide S&P 500 Index Fund	2,673,679	416,217	456,877	33,248	88,007	98,035	2,617,364
Nationwide Small Cap Index Fund	809,938	127,871	150,687	6,718	6,437	53,012	764,004
Nationwide Bond Index Fund	7,195,918	1,315,893	1,096,681	77,784	20,761	76,635	7,395,283
Nationwide Inflation-Protected Securities Fund	3,453,398	383,357	2,581,452	4,135	(39,430)	—	1,293,365
Nationwide Money Market Fund	1,314,282	104,444	1,418,726	—	—	—	—
Nationwide Fixed Contract	—	4,232,578	226,770	1,150	—	—	4,006,958

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

137

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

5.  Line of Credit and Earnings Credit

The Trust and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 16, 2015. There were no borrowings under the line of credit during the six months ended April 30, 2015.

Destination 2060 is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

6.  Investment Transactions

For the six months ended April 30, 2015, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Destination 2010	$7,259,690	$7,671,509
Destination 2015	22,662,654	28,049,408
Destination 2020	39,356,257	26,867,079
Destination 2025	32,739,523	18,689,961
Destination 2030	38,639,311	19,537,958
Destination 2035	25,758,755	10,483,196
Destination 2040	23,896,998	6,482,197
Destination 2045	16,759,749	2,363,874
Destination 2050	13,425,995	2,106,740
Destination 2055	9,318,919	1,607,881
Destination 2060 (a)	1,186,519	22,145
Retirement Income	9,864,854	10,096,455
(a)	For the period from December 1, 2014 (commencement of operations) through April 30, 2015.

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

138

Notes to Financial Statements (Continued)

April 30, 2015 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

As of April 30, 2015, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Destination 2010	90.91%	1
Destination 2015	84.05	3
Destination 2020	84.87	3
Destination 2025	76.12	2
Destination 2030	78.60	2
Destination 2035	80.74	2
Destination 2040	83.50	2
Destination 2045	75.40	1
Destination 2050	85.12	2
Destination 2055	84.56	2
Destination 2060	53.89	1
Retirement Income	83.64	3

10.  Federal Tax Information

As of April 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destination 2010	$27,481,113	$811,872	$(69,012)	$742,860
Destination 2015	131,399,301	9,330,484	(70,873)	9,259,611
Destination 2020	248,961,884	26,104,136	(909,553)	25,194,583
Destination 2025	260,371,019	33,259,678	(950,922)	32,308,756
Destination 2030	247,213,161	35,293,807	(320,334)	34,973,473
Destination 2035	189,209,718	26,308,347	(153,538)	26,154,809
Destination 2040	155,698,979	22,325,592	(114,861)	22,210,731
Destination 2045	100,587,638	13,632,225	(51,700)	13,580,525
Destination 2050	79,954,776	8,206,683	(176,779)	8,029,904
Destination 2055	29,243,086	1,679,163	(44,151)	1,635,012
Destination 2060	1,163,971	11,250	(21,953)	(10,703)
Retirement Income	26,127,047	324,864	(80,137)	244,727

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

139

Supplemental Information

April 30, 2015 (Unaudited)

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Retirement Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring; and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2015 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

—	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

—

Reports from Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2014) compared with performance universes created by Lipper of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Lipper of similar or peer group funds (a “Lipper expense group”);

—	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

—

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

—	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

—	Information from the Adviser regarding economies of scale and breakpoints.

In January 2015, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

140

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2015 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser reviewed with the Trustees each Fund’s performance and expenses and discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met in executive session with Independent Legal Counsel in advance of the January 2015 meeting and at the January 2015 meeting to consider the continuation of the Advisory Agreements outside the presence of the Adviser. Following the January 2015 meeting, the Trustees requested that the Adviser provide additional information regarding various issues that were discussed at that meeting.

At the March 2015 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in follow-up from the January 2015 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

—	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

—	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis and its asset allocation methodology;

—

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

—	The financial condition and stability of the Adviser; and

—

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Lipper and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of the Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, and Nationwide Destination 2040 Fund ranked in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2014. The Trustees considered that each of the Nationwide Destination 2010 Fund, Nationwide Destination 2015 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, and Nationwide Destination 2055 Fund ranked in the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2014, and that Nationwide Retirement Income Fund ranked in the fifth quintile of the funds in its performance universe for the three-year period ended August 31, 2014. The Trustees noted the Adviser’s view that the relative underperformance of these Funds was the result of the fact that the Adviser allocates their assets (like those of the other Target Destination Funds) among different asset classes in relatively stable percentages over time and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors. The Trustees

141

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

considered the Adviser’s statement that it was confident in the Funds’ asset allocations and their ability to provide investment exposures and long-term risk adjusted returns consistent with the Funds’ investment theses. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s view that the Destination Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds of funds, do not charge an advisory fee at all. The Trustees considered that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) ranked in the first quintile of the Fund’s Lipper expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (excluding 12b-1/non-12b-1 fees) of the underlying funds in which the Fund invests.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Nationwide Destination 2060 Fund — Initial Approval of Advisory Agreement

At the June 11, 2014 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Destination 2060 Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) (the “Advisory Agreement”). The Trustees were provided with detailed materials relating to the Fund in advance of the meeting.

In making their determinations, the Trustees considered that NFA is the investment adviser for each of the other Nationwide Destination Funds. The Trustees considered NFA’s past performance with regard to the other Nationwide Destination Funds and that the personnel that would be serving the Fund are the same as the personnel who serve the other Nationwide Destination Funds. The Trustees considered the terms of the Advisory Agreement and information regarding the proposed fee arrangements, including information comparing the Fund’s fees and expenses with an expense group and expense universe created by NFA based on data provided to NFA by Lipper Inc. (“Lipper”), a leading independent source of mutual fund industry data.

The Trustees noted NFA’s view that the Fund’s anticipated total expense ratio provides a more meaningful comparison of the Fund’s fees relative to its peers than does a comparison of advisory fees. They considered NFA’s statement that comparisons of advisory fees borne by target date funds are challenging because pricing structures vary across different fund complexes, with some funds paying no fees, some being subject to substantial fee waivers, and some being subject to “unified” fees, and that a comparison of funds’ total expense ratios is instructive because those ratios reflect

142

Supplemental Information (Continued)

April 30, 2015 (Unaudited)

underlying fund fees and expenses. The Trustees considered NFA’s statement that the Fund’s anticipated expense ratio for the Fund’s first year was expected to be well below the median of the total expense ratios of the funds in the applicable Lipper expense universe and Lipper expense group. The Trustees considered management’s statement to the effect that NFA is unlikely to achieve any substantial level of profitability until the Fund has had an opportunity to grow over time.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature, extent, and quality of the investment advisory services to be provided to the Fund by NFA appeared appropriate and consistent with the terms of the Advisory Agreement;

—	In light of the various factors considered, the cost of services to be provided by NFA to the Fund appeared reasonable in relation to the services and benefits to be provided to the Fund; and

—

The anticipated level of potential profitability to NFA of its contractual arrangements with the Fund did not appear so high as to call into question the appropriateness of the fees proposed to be paid to NFA by the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreement for a two-year period commencing from the execution of the Advisory Agreement.

143

Management Information

April 30, 2015

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to

2010, Albany International Corp. (paper industry) from 2005 to 2013,

Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	None

144

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None

145

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Lydia Micheaux Marshall[5] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies). Chair and CEO of Versura, Inc. (data processing) since 1999. Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.

Director of Public Welfare Foundation (non- profit foundation) since 2009.

146

Management Information (Continued)

April 30, 2015

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly- held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

[5]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

147

Management Information (Continued)

April 30, 2015

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2].
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[2].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[2].
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014	Ms. Grinstead is Vice President of Nationwide Funds Marketing for NFS[2]. From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS[2]. From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

148

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

149

Market Index Definitions (con’t.)

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

150

Market Index Definitions (con’t.)

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector of the U.S. equity market.

S&P SmallCap 600® Value Index: An unmanaged index comprising small-capitalization value stocks included in the S&P SmallCap 600® Index. Performance is measured based on the ratios of book value, earnings, and sales to price.

151

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Coefficient of correlation: A measure that determines the degree to which the movements of two variables are associated.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

152

Glossary (con’t.)

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

153

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2015

SAR-TD (6/15)

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.	Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

2

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.

3

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

4

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	June 24, 2015

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	June 24, 2015

*	Print the name and title of each signing officer under his or her signature.